UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-151990
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 14	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 731	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Mark Howard, Executive Vice President, Chief Legal and Governance Officer,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2016

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2016 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide DestinationSM [L]
Individual Flexible Purchase Payment Variable Deferred Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2016.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2016), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 75. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Delaware VIP Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Eaton Vance Variable Trust
•	Fidelity Variable Insurance Products Fund

•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Guggenheim Variable Fund
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	Lazard Retirement Series, Inc.
•	Lord Abbett Series Fund, Inc.
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Mutual Fund and Variable Insurance Trust
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	VanEck VIP Trust
•	Wells Fargo Variable Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account.

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the maximum amount that can be withdrawn between Contract Anniversaries without reducing the Current Income Benefit Base. It is calculated annually, on each Contract Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.

Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Purchase Payment Credits or PPCs – Additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

Table of Contents (continued)

Table of Contents (continued)

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%

Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [1]
Maximum Short-Term Trading Fee (as a percentage of transaction amount2)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [3]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	1.55%
Administrative Charge	0.20%
Death Benefit Options (assessed as an annualized percentage of Daily Net Assets) (eligible applicants may purchase one option)
One-Year Enhanced Death Benefit Option	0.20%
Total Variable Account Charges (including this option only)	1.95%
One-Month Enhanced Death Benefit Option	0.35%
Total Variable Account Charges (including this option only)	2.10%
Combination Enhanced Death Benefit Option	0.45%
Total Variable Account Charges (including this option only)	2.20%
Beneficiary Protector II Option (assessed as an annualized percentage of Daily Net Assets)	0.35% [4]
Total Variable Account Charges (including this option only)	2.10%
Nationwide Lifetime Income Riders (assessed annually as a percentage of the Current Income Benefit Base5)
10% Nationwide Lifetime Income Rider	1.20%
7% Nationwide Lifetime Income Rider	1.00%
5% Nationwide Lifetime Income Rider (no longer available)	1.00% [6]
Joint Options for the Nationwide Lifetime Income Riders (assessed annually as a percentage of the Current Income Benefit Base5) (eligible applicants may purchase the option that corresponds to the elected lifetime income option)

Joint Option for the 10% Nationwide Lifetime Income Rider (not available in New York)	0.30% [7]
Joint Option for the 7% Nationwide Lifetime Income Rider	0.30% [8]
Joint Option for the 5% Nationwide Lifetime Income Rider (no longer available)	0.15%

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (annualized rate, as a percentage of Daily Net Assets)
Mortality and Expense Risk Charge (applicable to all contracts)	1.55%
Administrative Charge (applicable to all contracts)	0.20%
Combination Enhanced Death Benefit Option	0.45%
Beneficiary Protector II Option	0.35%
10% Nationwide Lifetime Income Rider	1.20% [9]
Joint Option for the 10% Nationwide Lifetime Income Rider	0.30% [9]
Maximum Possible Total Variable Account Charges	4.05% [10]

[1]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[2]	The transaction amount is the amount of the transfer determined to be engaged in short-term trading (see Short-Term Trading Fees).
[3]	On each contract's Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is $50,000 or less on such Contract Anniversary. This charge is permanently waived for any contracts valued at $50,000 or more on any Contract Anniversary.
[4]	In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.
[5]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Withdrawal.
[6]	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.
[7]	The Joint Option for the 10% Nationwide Lifetime Income Rider is only available for election if the 10% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the Joint Option for the10% Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.
[8]	The Joint Option for the 7% Nationwide Lifetime Income Rider is only available for election if the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the Joint Option for the 7% Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.
[9]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[10]	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.05% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2015, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.40%	3.15%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or short-term trading fees which, if reflected, would result in higher expenses.
The following Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;

•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the maximum Contingent Deferred Sales Charge;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits (4.05%).[1]
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period			If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (3.15%)	$1,488	$2,795	$3,718	$6,930	*	$2,295	$3,718	$6,930	$788	$2,295	$3,718	$6,930
Minimum Total Underlying Mutual Fund Operating Expenses (0.40%)	$1,199	$1,996	$2,494	$4,990	*	$1,496	$2,494	$4,990	$499	$1,496	$2,494	$4,990
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive allowable combination of optional benefits may be higher or lower than 4.05% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Purchase Payment Variable Deferred Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $10,000. A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year. The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Subsequent Purchase Payments. If the Contract Owner elects the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.

Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.55% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
Death Benefit Options
The contract contains a standard death benefit (the greater of (i) Contract Value or (ii) net purchase payments) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The One-Month Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.35% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.45% of the Daily Net Assets.
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account will be assessed a fee of 0.35%.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 10% annually for each of those 10 years. The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The 10% Nationwide Lifetime Income Rider cannot be elected if either of the following optional benefits is elected: 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider.
If the 10% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 10% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 10% Nationwide Lifetime Income Rider may exceed the benefit.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application for contracts issued only in the State of New York. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The 7% Lifetime Income Option is not available if either of the following optional benefits is elected: 10% Lifetime Income Option, 5% Lifetime Income Option.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
Effective November 1, 2010, the 5% Nationwide Lifetime Income Rider is no longer available for election. The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 5% Lifetime Income Option could not be elected if another Lifetime Income Option was elected.

If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The charge is deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
The Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 10% Nationwide Lifetime Income Rider is elected. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), no additional charge is associated with election of the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the Joint Option is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 10% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected. The Joint Option is only available in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no additional charge associated with the option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is no longer available.

If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Charges for Optional Benefits
The charges associated with optional benefits are only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).

Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered Nationwide’s contractual obligations to the Contract Owner will continue.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Purchase Payment Credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.

Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
The contract described in this prospectus is incontestable two years after the date of issue or during the lifetime of the Annuitant, whichever is shorter.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.00% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives
For the year ended December 31, 2015, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make mutual fund service fee payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.55% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account and the Fixed Account based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4+
CDSC Percentage	7%	7%	6%	5%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least four years .
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner’s Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay the annual Contract Maintenance Charge;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 75th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.

The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.45% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant’s age at the time of application and, if applicable, the Co-Annuitant’s age at the time of the first Annuitant’s death.
The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets, calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations to the Fixed Account will be assessed a fee of 0.35%. The charge will be assessed until the earlier of annuitization or after all applicable benefits have been credited to the contract, as described below. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option must be elected at the time of application, and the option is irrevocable. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant’s death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant’s death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant’s death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant’s death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant’s death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant’s death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant’s death (regardless of the date of the first Annuitant’s death), proportionally adjusted for any and all withdrawals taken from the contract.

After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider (the "10% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. Once elected, the 10% Nationwide L.inc Rider is irrevocable. The 10% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 10% Nationwide L.inc Rider may keep the 10% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 10% Nationwide Lifetime Income Rider cannot be elected if either of the following optional benefits is elected: 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider.
10% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.20% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 10% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 10% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).

Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 10% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 10% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 10% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Purchase Payment Credits applied, increased by simple interest at an annual rate of 10% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Purchase Payment Credits applied.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 10% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the Lifetime Withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.

At the time of the first Lifetime Withdrawal, the 10% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables.
For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage**	3.00%	3.75%	4.75%	5.75%
*	For contracts issued in the State of New York, the minimum age is 50.
**	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)).
For contracts issued on or after May 1, 2010 but before December 5, 2011 or the date of state approval of the changes shown above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
*	For contracts issued in the State of New York, the minimum age is 50.
For contracts issued before May 1, 2010:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.

Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 10% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 10% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Nationwide L.inc Rider will not change (as applicable to that particular contract).

Contract Owners may cancel the automatic reset feature of the 10% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 10% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.

For contracts that have elected the Joint Option for the 10% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 10% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 10% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 10% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.

Availability
The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application for contracts issued only in the State of New York. Once elected, the 7% Nationwide L.inc Rider is irrevocable. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 7% Nationwide L.inc Rider may keep the 7% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Lifetime Income Option is not available if either of the following optional benefits is elected: 10% Lifetime Income Option, 5% Lifetime Income Option.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, and reset opportunities, as described below.

Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Purchase Payment Credits applied.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following table:
For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.75%	4.75%	5.75%
For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)).
For contracts issued before December 5, 2011 or the date of state approval of the changes noted above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%

A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.

Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.

Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
Effective November 1, 2010, the 5% Nationwide Lifetime Income Rider is no longer available for election. Once elected, the 5% Nationwide L.inc Rider is irrevocable. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 5% Nationwide L.inc Rider may keep the 5% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 5% Lifetime Income Option could not be elected if another Lifetime Income Option was elected.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).

Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Purchase Payment Credits applied.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract after the option is elected constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.

At the time of the first Lifetime Withdrawal, the 5% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following table:
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
A Contract Owner will receive the greatest Lifetime Withdrawal percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten

Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.

Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
At the time the 10% Nationwide L.inc Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 10% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for Contracts issued in the State of New York.
The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no charge for this option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider as follows:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;

(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 10% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3) and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay the applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is only available in the State of New York.

The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no charge for the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider as follows:
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 50 and 85 years old at the time of application;
(2)	Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.

Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is no longer available.
The annual charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.

Income Benefit Investment Options
Only certain investment options are available to Contract Owners that elect the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown are available for election.
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Conservative
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)
Note: Some of the investment options listed are funds of funds and/or funds that are designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. Additionally, some of the indicated investment options may not be available to a particular Contract Owner due to the date the contract was issued. Refer to Appendix A: Underlying Mutual Funds for more information regarding investment option designations and availability.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector II Option, the Variable Account value will be calculated using unit values with Variable Account charges of 2.10%. After the benefit is paid, the charge associated with the Beneficiary Protector II Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.75%. Thus, the Beneficiary Protector II Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 2.10% will have a lower unit value than Sub-Account X with charges of 1.75% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.

Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant must be named at the time of application and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no Joint Owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.

If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
When determining PPCs Nationwide will include the purchase payments in this contract, and may include the purchase payments of other Nationwide annuity contracts issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members. Contact the Service Center to determine if another annuity contract can be considered in determining PPCs for this contract.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.

On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas

Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.

Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including Purchase Payment Credits) allocated to the Sub-Accounts plus any amount held in the Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Fixed Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.75% to 2.55% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account at any time.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.

Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Purchase Payment Credits, but all losses attributable to the Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.

The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	charges associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.

Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts. Refer to the Income Benefit Investment Options provision for the investment options available for the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the optional benefit elected.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.

Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below
Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted (see Income Benefit Investment Options).
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event. However, quarterly rebalancing transfers are not subject to short-term trading fees.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, may change the Sub-Account allocations within their elected model, percentages within their elected model and/or may change models and create a new Custom Portfolio within that new model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in writing on Nationwide's administrative form. Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.

Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the elected Nationwide Lifetime Income Rider. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Model
For Contract Owners that have elected the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund). The availability of some models may be restricted (see Income Benefit Investment Options).
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Funds.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Premium)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.

Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The standard death benefit (Return of Premium) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 75th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.45% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

Spousal Protection Feature
The standard death benefit and all of the death benefit options include a Spousal Protection Feature at no additional cost. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.

Annuity Commencement Date and the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider
If the Contract Owner elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, Nationwide will, approximately three months before the Annuity Commencement Date, notify the Contract Owner of the impending Annuity Commencement Date and give the Contract Owner the opportunity to defer the Annuity Commencement Date in order to preserve the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.

Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.

The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.75% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.

Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.

Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC’s operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing. On April 9, 2015, the Court entered the Final Order and Consent Judgment. The Company has paid the loss amount. In November 2015, the settlement administrator mailed settlement checks to class members.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-151990

Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	This underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of investment option may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.

BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
Dreyfus Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Forty Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund (formerly, Huntington VA Funds - Huntington VA Situs Fund)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Rational Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: FF
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management, LLC and Standard Life Investments
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index ("MSCI EAFE Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Boston Advisors, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Winslow Capital Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Morgan Stanley Investment Management Inc; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Both capital appreciation and current income.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (formerly, Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2)
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Fargo Asset Management
Investment Objective:	Seeks long-term capital appreciation.

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.75%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2015 (the maximum Variable Account charge of 2.55%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2015; therefore, no Condensed Financial Information is available:
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.398410	11.053331	-3.03%	0
2014	11.133083	11.398410	2.38%	0
2013	10.123337	11.133083	9.97%	2,163
2012*	10.000000	10.123337	1.23%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	33.673966	31.200744	-7.34%	152,228
2014	31.459395	33.673966	7.04%	166,500
2013	23.263995	31.459395	35.23%	179,568
2012	19.987746	23.263995	16.39%	211,356
2011	22.262631	19.987746	-10.22%	210,324
2010	17.899440	22.262631	24.38%	94,367
2009	12.770620	17.899440	40.16%	11,594
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	13.211386	12.659799	-4.18%	1,344,709
2014	13.017171	13.211386	1.49%	1,479,574
2013	14.476590	13.017171	-10.08%	1,545,443
2012	13.721610	14.476590	5.50%	1,416,085
2011	12.497477	13.721610	9.80%	1,147,753
2010	12.100594	12.497477	3.28%	468,606
2009	11.174654	12.100594	8.29%	83,003
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	22.688162	21.939001	-3.30%	340,261
2014	19.866235	22.688162	14.20%	378,123
2013	15.565748	19.866235	27.63%	401,610
2012	13.631589	15.565748	14.19%	444,912
2011	13.991845	13.631589	-2.57%	415,881
2010	11.969492	13.991845	16.90%	156,817
2009	9.385566	11.969492	27.53%	31,576

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.737612	-2.62%	13,367
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.945997	14.537422	-2.73%	274,575
2014	14.923860	14.945997	0.15%	343,120
2013	13.275810	14.923860	12.41%	419,979
2012	12.288096	13.275810	8.04%	471,716
2011	12.978965	12.288096	-5.32%	577,083
2010	12.035254	12.978965	7.84%	166,795
2009*	10.000000	12.035254	20.35%	31,674
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.192196	-8.08%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.765557	-2.34%	126,996
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.657171	11.632000	-8.10%	98,687
2014	12.197325	12.657171	3.77%	64,942
2013*	10.000000	12.197325	21.97%	8,527
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.856344	10.397956	-4.22%	38,622
2014*	10.000000	10.856344	8.56%	27,899
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	33.242517	31.899888	-4.04%	77,554
2014	32.186213	33.242517	3.28%	92,469
2013	23.280544	32.186213	38.25%	106,920
2012	20.473298	23.280544	13.71%	121,044
2011	20.720623	20.473298	-1.19%	112,957
2010	16.760592	20.720623	23.63%	39,111
2009	13.644443	16.760592	22.84%	7,424
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	24.085928	23.869921	-0.90%	234,451
2014	21.674639	24.085928	11.12%	253,158
2013	16.749922	21.674639	29.40%	286,175
2012	14.764267	16.749922	13.45%	290,506
2011	14.787085	14.764267	-0.15%	253,216
2010	13.140125	14.787085	12.53%	106,080
2009	10.610643	13.140125	23.84%	30,673

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	21.739768	20.779660	-4.42%	339,654
2014	20.520863	21.739768	5.94%	383,241
2013	17.286242	20.520863	18.71%	444,848
2012	15.975323	17.286242	8.21%	466,531
2011	14.952491	15.975323	6.84%	377,662
2010	13.228460	14.952491	13.03%	85,946
2009	11.015450	13.228460	20.09%	4,524
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.921864	9.651508	-2.72%	9,987
2014	10.041128	9.921864	-1.19%	346
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	14.796984	14.460919	-2.27%	864,629
2014	14.451944	14.796984	2.39%	967,926
2013	12.994518	14.451944	11.22%	945,679
2012	11.853500	12.994518	9.63%	1,046,389
2011	12.115952	11.853500	-2.17%	924,736
2010	10.956998	12.115952	10.58%	316,916
2009	8.996925	10.956998	21.79%	43,777
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	15.342047	15.004361	-2.20%	2,904,608
2014	14.929274	15.342047	2.76%	3,408,823
2013	13.140604	14.929274	13.61%	3,553,393
2012	11.829064	13.140604	11.09%	3,568,208
2011	12.190669	11.829064	-2.97%	3,137,971
2010	10.852605	12.190669	12.33%	1,054,553
2009	8.592820	10.852605	26.30%	194,622
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	16.009966	15.646468	-2.27%	43,663
2014	15.557219	16.009966	2.91%	47,595
2013	13.042099	15.557219	19.28%	51,883
2012	11.525200	13.042099	13.16%	56,137
2011	12.071604	11.525200	-4.53%	71,282
2010	10.601792	12.071604	13.86%	47,255
2009	8.225886	10.601792	28.88%	2,681
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	16.683154	12.989684	-22.14%	50,470
2014	19.465593	16.683154	-14.29%	44,668
2013	15.958849	19.465593	21.97%	46,518
2012	15.509505	15.958849	2.90%	52,783
2011	16.651031	15.509505	-6.86%	39,381
2010	14.222735	16.651031	17.07%	12,798
2009	9.809426	14.222735	44.99%	6,070

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	22.401267	21.076366	-5.91%	452,847
2014	21.018038	22.401267	6.58%	565,867
2013	16.735236	21.018038	25.59%	652,254
2012	14.552109	16.735236	15.00%	690,853
2011	14.714425	14.552109	-1.10%	680,225
2010	13.032263	14.714425	12.91%	246,110
2009	10.212523	13.032263	27.61%	30,526
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	24.098990	25.312028	5.03%	423,143
2014	22.094915	24.098990	9.07%	458,784
2013	16.535427	22.094915	33.62%	400,817
2012	14.711717	16.535427	12.40%	418,737
2011	14.978073	14.711717	-1.78%	374,500
2010	12.307758	14.978073	21.70%	92,783
2009	9.789375	12.307758	25.73%	7,879
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	13.654647	13.301694	-2.58%	1,039,225
2014	13.158621	13.654647	3.77%	1,157,895
2013	13.675795	13.158621	-3.78%	1,228,244
2012	13.181320	13.675795	3.75%	1,168,603
2011	12.533669	13.181320	5.17%	934,469
2010	11.861582	12.533669	5.67%	523,510
2009	10.455436	11.861582	13.45%	113,550
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	35.870883	34.669062	-3.35%	406,591
2014	34.432944	35.870883	4.18%	484,370
2013	25.793803	34.432944	33.49%	533,207
2012	22.916990	25.793803	12.55%	617,061
2011	26.163996	22.916990	-12.41%	572,225
2010	20.711886	26.163996	26.32%	214,813
2009	15.084376	20.711886	37.31%	41,027
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	21.379298	21.697549	1.49%	200,713
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.282750	11.317969	-7.85%	37,109
2014	12.155342	12.282750	1.05%	45,705
2013	9.995709	12.155342	21.61%	53,932
2012	8.821565	9.995709	13.31%	50,714
2011	9.118982	8.821565	-3.26%	50,796
2010	8.418116	9.118982	8.33%	16,112
2009	6.578070	8.418116	27.97%	4,672

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.755268	13.474340	-8.68%	182,967
2014	14.355460	14.755268	2.79%	227,547
2013	12.823360	14.355460	11.95%	235,118
2012	11.586341	12.823360	10.68%	201,160
2011	11.517649	11.586341	0.60%	145,235
2010	10.404178	11.517649	10.70%	46,842
2009	7.809563	10.404178	33.22%	24,279
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	31.498756	28.661334	-9.01%	93,317
2014	31.877872	31.498756	-1.19%	119,719
2013	23.815169	31.877872	33.86%	135,735
2012	20.475326	23.815169	16.31%	156,557
2011	21.653562	20.475326	-5.44%	148,248
2010	17.188036	21.653562	25.98%	59,720
2009	13.545032	17.188036	26.90%	10,289
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.318140	7.360283	-21.01%	3,215
2014*	10.000000	9.318140	-6.82%	3,215
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	21.177287	19.455662	-8.13%	1,144
2014	24.254593	21.177287	-12.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.728973	9.147207	-5.98%	190,188
2014	9.724029	9.728973	0.05%	220,898
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.613836	10.746793	-7.47%	1,226
2014	11.372017	11.613836	2.13%	1,281
2013	10.191846	11.372017	11.58%	1,969
2012*	10.000000	10.191846	1.92%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.157686	10.164440	0.07%	0
2014	9.878324	10.157686	2.83%	0
2013*	10.000000	9.878324	-1.22%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.825380	12.061506	-5.96%	13,355
2014	12.531340	12.825380	2.35%	13,547
2013	9.928417	12.531340	26.22%	8,031
2012*	10.000000	9.928417	-0.72%	6,129
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.789343	13.689158	-0.73%	75,498
2014	13.032547	13.789343	5.81%	83,872
2013	9.710282	13.032547	34.21%	93,110
2012*	10.000000	9.710282	-2.90%	108,649

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.424075	13.889249	-9.95%	205,385
2014	16.571392	15.424075	-6.92%	247,175
2013	13.478931	16.571392	22.94%	292,548
2012	11.512000	13.478931	17.09%	296,212
2011	12.626540	11.512000	-8.83%	289,805
2010	11.825400	12.626540	6.77%	116,928
2009*	10.000000	11.825400	18.25%	49,151
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.720147	10.765970	-8.14%	22,707
2014	11.705933	11.720147	0.12%	31,696
2013	10.782323	11.705933	8.57%	77,488
2012*	10.000000	10.782323	7.82%	20,875
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.580801	12.571862	-7.43%	88,341
2014	12.814288	13.580801	5.98%	109,736
2013	10.037435	12.814288	27.66%	76,419
2012*	10.000000	10.037435	0.37%	48,034
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.756238	-2.44%	66,987
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	28.727558	31.594142	9.98%	237,108
2014	26.956617	28.727558	6.57%	289,100
2013	20.962185	26.956617	28.60%	364,543
2012	17.226388	20.962185	21.69%	388,566
2011	18.840477	17.226388	-8.57%	348,957
2010	18.009002	18.840477	4.62%	167,988
2009	12.553269	18.009002	43.46%	26,509
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.190371	14.589746	2.81%	20,663
2014	13.208445	14.190371	7.43%	8,060
2013	9.929462	13.208445	33.02%	14,186
2012*	10.000000	9.929462	-0.71%	14,673
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	28.611695	25.635747	-10.40%	13,279
2014	33.130857	28.611695	-13.64%	16,036
2013	29.506835	33.130857	12.28%	19,631
2012	26.536056	29.506835	11.20%	27,031
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.193954	7.221288	-21.46%	4,489
2014	9.812785	9.193954	-6.31%	2,232

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.858653	12.362520	-3.86%	26,701
2014	14.148077	12.858653	-9.11%	34,174
2013	10.196918	14.148077	38.75%	75,541
2012*	10.000000	10.196918	1.97%	13,473
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	26.960908	26.241671	-2.67%	685,850
2014	24.900646	26.960908	8.27%	677,075
2013	18.690785	24.900646	33.22%	756,316
2012	16.417040	18.690785	13.85%	793,624
2011	16.787166	16.417040	-2.20%	763,764
2010	15.362835	16.787166	9.27%	279,702
2009	12.769555	15.362835	20.31%	45,097
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.678641	15.333259	4.46%	857,745
2014	14.772760	14.678641	-0.64%	874,597
2013	11.780323	14.772760	25.40%	830,875
2012	10.342861	11.780323	13.90%	875,213
2011	10.717202	10.342861	-3.49%	746,328
2010*	10.000000	10.717202	7.17%	162,263
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.501542	15.050741	-8.79%	69,186
2014	17.149472	16.501542	-3.78%	92,113
2013	13.231297	17.149472	29.61%	111,808
2012	10.982532	13.231297	20.48%	113,461
2011	11.280501	10.982532	-2.64%	79,514
2010*	10.000000	11.280501	12.81%	4,025
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.978136	20.634332	-6.11%	272,617
2014	19.805247	21.978136	10.97%	297,130
2013	15.309114	19.805247	29.37%	296,556
2012	13.615559	15.309114	12.44%	332,000
2011	13.790494	13.615559	-1.27%	317,892
2010	12.404567	13.790494	11.17%	153,636
2009*	10.000000	12.404567	24.05%	30,345
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	14.111333	14.000824	-0.78%	31,682,305
2014	13.679983	14.111333	3.15%	33,542,774
2013	11.293817	13.679983	21.13%	34,294,223
2012	9.934130	11.293817	13.69%	33,789,932
2011	10.017612	9.934130	-0.83%	27,378,257
2010	9.102112	10.017612	10.06%	10,145,028
2009	7.506594	9.102112	21.25%	1,570,467

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.324564	11.100673	-1.98%	8,665,683
2014	10.979648	11.324564	3.14%	9,077,272
2013	11.470453	10.979648	-4.28%	9,391,812
2012	11.122824	11.470453	3.13%	8,377,065
2011	10.707494	11.122824	3.88%	6,508,402
2010	10.282254	10.707494	4.14%	2,679,542
2009	9.331593	10.282254	10.19%	548,482
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.925333	15.623617	4.68%	709,847
2014	14.917365	14.925333	0.05%	768,617
2013	11.802543	14.917365	26.39%	821,865
2012	9.839907	11.802543	19.95%	871,812
2011	11.042898	9.839907	-10.89%	779,442
2010	10.098290	11.042898	9.35%	267,628
2009	7.258389	10.098290	39.13%	45,568
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.272660	14.924156	4.56%	962,300
2014	13.442503	14.272660	6.18%	1,045,235
2013	10.556109	13.442503	27.34%	1,158,214
2012	9.151941	10.556109	15.34%	1,223,009
2011	9.772798	9.151941	-6.35%	1,168,803
2010	8.415640	9.772798	16.13%	495,096
2009	6.171929	8.415640	36.35%	94,018
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	13.017917	12.929086	-0.68%	7,714,784
2014	12.020395	13.017917	8.30%	8,490,419
2013	9.200983	12.020395	30.64%	9,482,334
2012	8.000182	9.200983	15.01%	10,721,806
2011	8.328583	8.000182	-3.94%	9,104,503
2010	7.638486	8.328583	9.03%	3,753,448
2009	5.948820	7.638486	28.40%	791,027
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	19.582429	18.738048	-4.31%	25,291
2014	19.435544	19.582429	0.76%	32,036
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	24.207767	22.234394	-8.15%	347,972
2014	22.619836	24.207767	7.02%	349,446
2013	17.015902	22.619836	32.93%	377,289
2012	14.656457	17.015902	16.10%	381,474
2011	15.307241	14.656457	-4.25%	391,415
2010	13.495264	15.307241	13.43%	174,461
2009	10.708491	13.495264	26.02%	24,103
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.455121	10.899102	-4.85%	0

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.122340	10.735192	-3.48%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.766378	12.393340	-2.92%	191,824
2014	12.193947	12.766378	4.69%	222,295
2013	8.646821	12.193947	41.02%	283,965
2012	7.532982	8.646821	14.79%	311,408
2011	8.678463	7.532982	-13.20%	351,072
2010	7.655149	8.678463	13.37%	106,980
2009	5.093703	7.655149	50.29%	9,015
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.691900	14.374388	-2.16%	172,892
2014	13.531460	14.691900	8.58%	177,601
2013	9.940186	13.531460	36.13%	202,227
2012	9.083641	9.940186	9.43%	215,769
2011	9.557223	9.083641	-4.96%	239,325
2010	7.872447	9.557223	21.40%	72,180
2009	6.103951	7.872447	28.97%	3,808
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.456988	12.024315	-3.47%	47,139
2014	12.133258	12.456988	2.67%	48,888
2013	9.537949	12.133258	27.21%	49,818
2012	8.358114	9.537949	14.12%	64,615
2011	9.086283	8.358114	-8.01%	70,930
2010	8.044836	9.086283	12.95%	6,465
2009	6.337755	8.044836	26.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.309826	11.966272	-2.79%	10,057,951
2014	12.012839	12.309826	2.47%	10,959,316
2013	10.663756	12.012839	12.65%	11,666,595
2012	9.773150	10.663756	9.11%	11,772,474
2011	10.082476	9.773150	-3.07%	9,690,557
2010	9.294787	10.082476	8.47%	3,718,112
2009	7.895368	9.294787	17.72%	493,938
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.544967	12.161653	-3.06%	33,672,778
2014	12.195542	12.544967	2.87%	36,385,857
2013	10.237652	12.195542	19.12%	37,505,858
2012	9.169449	10.237652	11.65%	36,275,685
2011	9.665696	9.169449	-5.13%	31,507,594
2010	8.753321	9.665696	10.42%	10,578,689
2009	7.175372	8.753321	21.99%	1,021,817

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.605240	11.318457	-2.47%	4,607,315
2014	11.430565	11.605240	1.53%	5,145,679
2013	11.087244	11.430565	3.10%	5,637,402
2012	10.497989	11.087244	5.61%	7,305,008
2011	10.535889	10.497989	-0.36%	5,489,636
2010	10.040691	10.535889	4.93%	1,705,680
2009	9.042194	10.040691	11.04%	245,662
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.843625	10.196370	-5.97%	11,315
2014	10.792845	10.843625	0.47%	5,913
2013*	10.000000	10.792845	7.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.848497	10.138838	-6.54%	128,225
2014	10.930952	10.848497	-0.75%	87,548
2013*	10.000000	10.930952	9.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.440261	12.092268	-2.80%	21,746,131
2014	12.108469	12.440261	2.74%	23,408,129
2013	10.461468	12.108469	15.74%	24,753,231
2012	9.476046	10.461468	10.40%	25,242,139
2011	9.874824	9.476046	-4.04%	21,042,246
2010	9.024479	9.874824	9.42%	6,835,761
2009	7.532112	9.024479	19.81%	1,172,998
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.477060	12.073870	-3.23%	83,187
2014	12.145260	12.477060	2.73%	80,698
2013	9.946771	12.145260	22.10%	73,812
2012	8.835604	9.946771	12.58%	109,661
2011	9.433360	8.835604	-6.34%	112,229
2010	8.473381	9.433360	11.33%	23,324
2009	6.813408	8.473381	24.36%	3,898
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.134187	11.794839	-2.80%	4,747,276
2014	11.865930	12.134187	2.26%	5,425,261
2013	10.857085	11.865930	9.29%	5,898,444
2012	10.042298	10.857085	8.11%	6,115,887
2011	10.248492	10.042298	-2.01%	4,506,828
2010	9.566746	10.248492	7.13%	1,854,394
2009	8.274211	9.566746	15.62%	293,719

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.966029	11.653100	-2.62%	217,508
2014	11.634780	11.966029	2.85%	255,820
2013	12.099576	11.634780	-3.84%	233,028
2012	11.458211	12.099576	5.60%	214,382
2011	10.976951	11.458211	4.38%	207,179
2010	10.463248	10.976951	4.91%	74,760
2009	9.807050	10.463248	6.69%	5,005
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.966964	12.674139	-2.26%	360,828
2014	12.583641	12.966964	3.05%	341,708
2013	13.075685	12.583641	-3.76%	291,953
2012	12.424769	13.075685	5.24%	278,265
2011	11.924351	12.424769	4.20%	217,086
2010	11.225826	11.924351	6.22%	101,342
2009	9.812853	11.225826	14.40%	7,130
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	29.503519	24.281437	-17.70%	13,714
2014	31.854512	29.503519	-7.38%	15,223
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	12.553135	12.320032	-1.86%	291,637
2014	12.218455	12.553135	2.74%	348,521
2013	12.961773	12.218455	-5.73%	376,032
2012	12.801881	12.961773	1.25%	413,992
2011	12.147918	12.801881	5.38%	420,580
2010	11.800022	12.147918	2.95%	152,873
2009	11.695753	11.800022	0.89%	32,485
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.669291	8.243219	-4.91%	295,675
2014	8.887692	8.669291	-2.46%	262,750
2013	7.694573	8.887692	15.51%	230,659
2012	6.796997	7.694573	13.21%	228,916
2011	7.686505	6.796997	-11.57%	215,785
2010	6.923092	7.686505	11.03%	112,608
2009	5.443293	6.923092	27.19%	3,087
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.459956	9.165287	-3.11%	155,783
2014	10.263564	9.459956	-7.83%	120,635
2013	8.632502	10.263564	18.89%	115,852
2012	7.432925	8.632502	16.14%	123,785
2011	8.680525	7.432925	-14.37%	98,838
2010	8.226406	8.680525	5.52%	21,825
2009	6.510364	8.226406	26.36%	3,442

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	23.565644	22.922125	-2.73%	9,048
2014	22.846408	23.565644	3.15%	9,503
2013	18.273978	22.846408	25.02%	9,975
2012	16.048045	18.273978	13.87%	9,938
2011	17.001736	16.048045	-5.61%	6,993
2010	15.095973	17.001736	12.62%	0
2009	12.078766	15.095973	24.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.140265	14.849467	-1.92%	3,717,955
2014	14.734335	15.140265	2.75%	4,302,004
2013	13.221841	14.734335	11.44%	4,461,531
2012	12.303112	13.221841	7.47%	4,631,853
2011	12.411964	12.303112	-0.88%	3,861,797
2010	11.503903	12.411964	7.89%	1,445,510
2009*	10.000000	11.503903	15.04%	293,431
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.295177	16.902122	-2.27%	13,984,433
2014	16.731206	17.295177	3.37%	14,720,321
2013	14.250979	16.731206	17.40%	15,414,233
2012	12.922393	14.250979	10.28%	15,113,959
2011	13.276309	12.922393	-2.67%	12,512,394
2010	12.061576	13.276309	10.07%	3,672,216
2009*	10.000000	12.061576	20.62%	297,152
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.670380	13.466712	-1.49%	2,862,012
2014	13.392845	13.670380	2.07%	3,280,443
2013	13.003124	13.392845	3.00%	3,540,086
2012	12.584001	13.003124	3.33%	3,937,215
2011	12.442939	12.584001	1.13%	3,076,394
2010	11.959774	12.442939	4.04%	1,096,970
2009	11.159036	11.959774	7.18%	204,112
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.698535	10.170610	-4.93%	39,948
2014	10.628092	10.698535	0.66%	62,848
2013*	10.000000	10.628092	6.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.711302	10.107611	-5.64%	21,605
2014	10.716307	10.711302	-0.05%	19,602
2013*	10.000000	10.716307	7.16%	0

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	18.813468	18.422356	-2.08%	7,257,599
2014	18.205323	18.813468	3.34%	7,889,790
2013	15.887798	18.205323	14.59%	8,336,812
2012	14.593590	15.887798	8.87%	8,405,028
2011	14.858981	14.593590	-1.79%	7,190,432
2010	13.635381	14.858981	8.97%	2,553,102
2009	11.649125	13.635381	17.05%	275,355
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	21.577330	21.044992	-2.47%	32,766
2014	20.924427	21.577330	3.12%	35,167
2013	17.402708	20.924427	20.24%	42,810
2012	15.570810	17.402708	11.76%	48,176
2011	16.191935	15.570810	-3.84%	39,656
2010	14.605638	16.191935	10.86%	5,800
2009	11.950716	14.605638	22.22%	3,928
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	16.314521	16.024114	-1.78%	2,371,999
2014	15.853731	16.314521	2.91%	2,601,263
2013	14.603455	15.853731	8.56%	2,773,171
2012	13.758057	14.603455	6.14%	2,892,336
2011	13.719595	13.758057	0.28%	2,215,589
2010	12.867974	13.719595	6.62%	906,077
2009	11.432441	12.867974	12.56%	221,597
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.870050	22.523552	2.99%	127,337
2014	20.503983	21.870050	6.66%	106,339
2013	15.312714	20.503983	33.90%	123,067
2012	13.161472	15.312714	16.34%	133,346
2011	13.738189	13.161472	-4.20%	118,890
2010	12.885329	13.738189	6.62%	30,769
2009*	10.000000	12.885329	28.85%	3,489
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.923636	9.530877	-3.96%	792,263
2014*	10.000000	9.923636	-0.76%	19,917
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.119435	9.956402	-1.61%	1,938
2014*	10.000000	10.119435	1.19%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	32.993849	31.594927	-4.24%	161,868
2014	30.690390	32.993849	7.51%	171,899
2013	23.477812	30.690390	30.72%	199,988
2012	20.342486	23.477812	15.41%	244,574
2011	21.244633	20.342486	-4.25%	207,421
2010	17.133429	21.244633	24.00%	60,781
2009	12.751660	17.133429	34.36%	2,597

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	9.430955	9.265915	-1.75%	1,550,387
2014	9.598934	9.430955	-1.75%	1,862,629
2013	9.769905	9.598934	-1.75%	2,208,382
2012	9.944406	9.769905	-1.75%	1,930,483
2011	10.121033	9.944406	-1.75%	1,484,576
2010	10.301295	10.121033	-1.75%	772,664
2009	10.480380	10.301295	-1.71%	183,872
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	14.836111	14.155154	-4.59%	1,075,203
2014	14.535835	14.836111	2.07%	1,140,862
2013	14.962997	14.535835	-2.85%	1,099,947
2012	13.568081	14.962997	10.28%	964,196
2011	13.083288	13.568081	3.71%	803,519
2010	12.041376	13.083288	8.65%	291,794
2009	9.853499	12.041376	22.20%	27,563
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.515782	10.264111	-2.39%	197,494
2014	10.849797	10.515782	-3.08%	205,051
2013	9.120622	10.849797	18.96%	199,759
2012	8.036198	9.120622	13.49%	199,808
2011	9.050027	8.036198	-11.20%	200,219
2010	8.093736	9.050027	11.82%	53,386
2009	6.052492	8.093736	33.73%	2,154
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	14.979570	13.930623	-7.00%	263,441
2014	16.879954	14.979570	-11.26%	278,773
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	14.038767	14.224750	1.32%	141,624
2014	12.972341	14.038767	8.22%	155,274
2013	9.822877	12.972341	32.06%	162,052
2012	8.608756	9.822877	14.10%	170,812
2011	9.054459	8.608756	-4.92%	148,292
2010	7.988688	9.054459	13.34%	48,642
2009	6.285917	7.988688	27.09%	5,240
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.326338	12.643162	-5.13%	186,187
2014	12.303435	13.326338	8.31%	203,967
2013	9.274032	12.303435	32.67%	210,923
2012	8.027444	9.274032	15.53%	243,795
2011	8.700219	8.027444	-7.73%	196,924
2010	7.854021	8.700219	10.77%	73,326
2009	6.274075	7.854021	25.18%	4,832

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	14.065582	13.771644	-2.09%	142,590
2014	13.802708	14.065582	1.90%	160,658
2013	10.135533	13.802708	36.18%	144,802
2012	8.998670	10.135533	12.63%	161,899
2011	9.585284	8.998670	-6.12%	145,008
2010	7.714076	9.585284	24.26%	42,401
2009	6.196535	7.714076	24.49%	10,398
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.918435	16.142678	-4.59%	101,047
2014	14.715228	16.918435	14.97%	92,731
2013	11.038815	14.715228	33.30%	108,329
2012	9.657332	11.038815	14.31%	106,085
2011	10.062592	9.657332	-4.03%	94,016
2010	8.560970	10.062592	17.54%	25,631
2009	6.678536	8.560970	28.19%	4,586
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	21.881801	21.612703	-1.23%	37,617
2014	21.720263	21.881801	0.74%	48,091
2013	15.357297	21.720263	41.43%	53,908
2012	13.821797	15.357297	11.11%	42,822
2011	14.189699	13.821797	-2.59%	45,884
2010	11.544128	14.189699	22.92%	18,607
2009	9.238210	11.544128	24.96%	6,237
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	32.912037	30.302270	-7.93%	24,943
2014	31.375631	32.912037	4.90%	34,390
2013	22.806201	31.375631	37.57%	32,583
2012	19.295405	22.806201	18.19%	35,943
2011	20.771140	19.295405	-7.10%	38,966
2010	16.715464	20.771140	24.26%	12,230
2009	13.517550	16.715464	23.66%	2,560
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	29.007985	27.960178	-3.61%	30,854
2014	29.361478	29.007985	-1.20%	33,120
2013	21.262124	29.361478	38.09%	30,473
2012	18.781832	21.262124	13.21%	40,468
2011	20.293371	18.781832	-7.45%	33,541
2010	16.526315	20.293371	22.79%	15,910
2009	12.512624	16.526315	32.08%	4,287

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	21.485335	21.249049	-1.10%	32,200
2014	19.557070	21.485335	9.86%	35,516
2013	15.219252	19.557070	28.50%	35,843
2012	13.606781	15.219252	11.85%	46,901
2011	13.796466	13.606781	-1.37%	30,334
2010	12.402068	13.796466	11.24%	6,005
2009	10.053611	12.402068	23.36%	431
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.747681	12.742525	-7.31%	36,194
2014	10.880056	13.747681	26.36%	86,968
2013	10.782698	10.880056	0.90%	32,999
2012	9.495610	10.782698	13.55%	40,778
2011	9.105436	9.495610	4.29%	23,922
2010	7.138633	9.105436	27.55%	16,571
2009	5.567096	7.138633	28.23%	844
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.957639	12.850917	-0.82%	172,560
2014	11.663193	12.957639	11.10%	123,312
2013*	10.000000	11.663193	16.63%	41,224
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.229826	10.016511	-2.09%	478,119
2014	10.360863	10.229826	-1.26%	434,093
2013	10.534295	10.360863	-1.65%	273,602
2012	10.357453	10.534295	1.71%	272,615
2011	10.406354	10.357453	-0.47%	223,281
2010	10.341446	10.406354	0.63%	102,513
2009	9.826970	10.341446	5.24%	26,230
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.872484	12.029765	-6.55%	47,431
2014	12.531398	12.872484	2.72%	21,077
2013*	10.000000	12.531398	25.31%	7,942
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.486038	13.676995	-5.58%	844,596
2014	16.051858	14.486038	-9.75%	877,649
2013	13.604035	16.051858	17.99%	891,122
2012	11.581113	13.604035	17.47%	956,471
2011	13.459684	11.581113	-13.96%	859,403
2010	12.881784	13.459684	4.49%	343,011
2009*	10.000000	12.881784	28.82%	56,565

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	10.123198	9.964312	-1.57%	289,512
2014	10.241052	10.123198	-1.15%	342,732
2013	10.359573	10.241052	-1.14%	367,889
2012	10.080351	10.359573	2.77%	360,104
2011	10.229857	10.080351	-1.46%	301,149
2010	9.889402	10.229857	3.44%	135,352
2009	8.881836	9.889402	11.34%	13,761
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	28.967317	29.505521	1.86%	24,371
2014	28.889338	28.967317	0.27%	26,714
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	9.006445	9.123662	1.30%	97,927
2014*	10.000000	9.006445	-9.94%	34,291
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	22.810911	23.108011	1.30%	217,852
2014	21.029962	22.810911	8.47%	234,206
2013	16.284679	21.029962	29.14%	289,653
2012	14.214463	16.284679	14.56%	312,864
2011	14.512770	14.214463	-2.06%	287,020
2010	12.752848	14.512770	13.80%	110,101
2009	10.141101	12.752848	25.75%	19,780
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	34.575949	31.900693	-7.74%	115,850
2014	31.518440	34.575949	9.70%	128,766
2013	22.812364	31.518440	38.16%	133,387
2012	19.732795	22.812364	15.61%	156,510
2011	20.573839	19.732795	-4.09%	144,735
2010	17.016614	20.573839	20.90%	53,221
2009	12.652987	17.016614	34.49%	7,203
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.282437	9.174242	-10.78%	584
2014	10.418202	10.282437	-1.30%	623
2013	10.592193	10.418202	-1.64%	10,263
2012*	10.000000	10.592193	5.92%	10,906
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.093453	8.722997	-4.07%	0
2014	9.127227	9.093453	-0.37%	0

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.602645	10.581627	-8.80%	21,668
2014	11.773874	11.602645	-1.45%	24,707
2013	12.825863	11.773874	-8.20%	39,452
2012	12.405808	12.825863	3.39%	41,224
2011	11.646011	12.405808	6.52%	41,008
2010	10.837712	11.646011	7.46%	29,772
2009*	10.000000	10.837712	8.38%	7,107
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.287188	11.112815	-1.54%	2,272,197
2014	11.402909	11.287188	-1.01%	2,516,962
2013	11.633026	11.402909	-1.98%	2,590,571
2012	11.196933	11.633026	3.89%	2,276,898
2011	11.282116	11.196933	-0.76%	1,700,399
2010	10.916941	11.282116	3.35%	640,082
2009*	10.000000	10.916941	9.17%	121,583
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.567590	10.417511	-1.42%	1,308,215
2014	10.325496	10.567590	2.34%	1,636,688
2013	10.729699	10.325496	-3.77%	1,765,198
2012	9.973762	10.729699	7.58%	1,436,321
2011*	10.000000	9.973762	-0.26%	839,255
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.978326	30.916649	10.50%	72,304
2014	21.700606	27.978326	28.93%	109,342
2013	14.674413	21.700606	47.88%	79,297
2012	11.401817	14.674413	28.70%	84,616
2011	10.512665	11.401817	8.46%	57,201
2010*	10.000000	10.512665	5.13%	2,029
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.200726	-17.99%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.377851	5.477963	-34.61%	20,396
2014	10.540980	8.377851	-20.52%	26,735
2013	9.706281	10.540980	8.60%	40,018
2012*	10.000000	9.706281	-2.94%	60,472
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.252493	5.381461	-34.79%	12,037
2014	10.414541	8.252493	-20.76%	11,308
2013	9.610602	10.414541	8.37%	11,651
2012*	10.000000	9.610602	-3.89%	11,337

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	22.796945	21.752313	-4.58%	140,280
2014	23.647102	22.796945	-3.60%	161,879
2013	16.020725	23.647102	47.60%	151,804
2012	15.116906	16.020725	5.98%	181,912
2011	16.126972	15.116906	-6.26%	169,912
2010	12.947558	16.126972	24.56%	55,665
2009	8.633268	12.947558	49.97%	1,726

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.152627	10.726908	-3.82%	0
2014	10.982451	11.152627	1.55%	0
2013	10.068317	10.982451	9.08%	0
2012*	10.000000	10.068317	0.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	30.558179	28.083164	-8.10%	8,387
2014	28.782917	30.558179	6.17%	8,749
2013	21.459344	28.782917	34.13%	10,139
2012	18.588944	21.459344	15.44%	2,855
2011	20.874369	18.588944	-10.95%	3,430
2010	16.920857	20.874369	23.36%	1,449
2009	12.171559	16.920857	39.02%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	11.976833	11.383298	-4.96%	4,018
2014	11.897640	11.976833	0.67%	3,928
2013	13.340205	11.897640	-10.81%	4,629
2012	12.748550	13.340205	4.64%	4,022
2011	11.706243	12.748550	8.90%	3,732
2010	11.427508	11.706243	2.44%	1,109
2009	10.639708	11.427508	7.40%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	20.964339	20.107002	-4.09%	228
2014	18.507467	20.964339	13.28%	234
2013	14.620076	18.507467	26.59%	257
2012	12.908774	14.620076	13.26%	293
2011	13.358495	12.908774	-3.37%	327
2010	11.521407	13.358495	15.94%	0
2009	9.108360	11.521407	26.49%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.684506	-3.15%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.269312	13.766182	-3.53%	0
2014	14.365164	14.269312	-0.67%	3,514
2013	12.883684	14.365164	11.50%	3,514
2012	12.023275	12.883684	7.16%	3,514
2011	12.803302	12.023275	-6.09%	0
2010	11.969753	12.803302	6.96%	344
2009*	10.000000	11.969753	19.70%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.142095	-8.58%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.712329	-2.88%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.485747	11.380989	-8.85%	0
2014	12.130926	12.485747	2.92%	0
2013*	10.000000	12.130926	21.31%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.797199	10.257086	-5.00%	0
2014*	10.000000	10.797199	7.97%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	30.166844	28.712668	-4.82%	462
2014	29.448071	30.166844	2.44%	438
2013	21.474692	29.448071	37.13%	433
2012	19.040545	21.474692	12.78%	467
2011	19.428449	19.040545	-2.00%	7,123
2010	15.844234	19.428449	22.62%	77
2009	13.004399	15.844234	21.84%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	21.857400	21.484998	-1.70%	0
2014	19.830646	21.857400	10.22%	6,893
2013	15.450609	19.830646	28.35%	0
2012	13.731020	15.450609	12.52%	0
2011	13.864896	13.731020	-0.97%	0
2010	12.421688	13.864896	11.62%	0
2009	10.112851	12.421688	22.83%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	19.728400	18.703554	-5.19%	0
2014	18.775140	19.728400	5.08%	0
2013	15.945460	18.775140	17.75%	0
2012	14.857461	15.945460	7.32%	0
2011	14.020079	14.857461	5.97%	29,782
2010	12.505268	14.020079	12.11%	1,227
2009	10.498713	12.505268	19.11%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.787214	9.443006	-3.52%	0
2014	9.986173	9.787214	-1.99%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	13.672677	13.253330	-3.07%	10,919
2014	13.463495	13.672677	1.55%	11,077
2013	12.205107	13.463495	10.31%	11,227
2012	11.225020	12.205107	8.73%	11,376
2011	11.567530	11.225020	-2.96%	7,080
2010	10.546844	11.567530	9.68%	0
2009	8.731219	10.546844	20.79%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	14.176352	13.751411	-3.00%	15,237
2014	13.908193	14.176352	1.93%	15,394
2013	12.342309	13.908193	12.69%	15,544
2012	11.201851	12.342309	10.18%	24,352
2011	11.638850	11.201851	-3.75%	10,978
2010	10.446336	11.638850	11.42%	0
2009	8.339025	10.446336	25.27%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	14.793366	14.339733	-3.07%	0
2014	14.493040	14.793366	2.07%	0
2013	12.249652	14.493040	18.31%	0
2012	10.913993	12.249652	12.24%	0
2011	11.525093	10.913993	-5.30%	0
2010	10.204831	11.525093	12.94%	0
2009	7.982886	10.204831	27.83%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	15.414913	11.904275	-22.77%	0
2014	18.133744	15.414913	-14.99%	0
2013	14.988926	18.133744	20.98%	0
2012	14.686787	14.988926	2.06%	0
2011	15.896995	14.686787	-7.61%	0
2010	13.690020	15.896995	16.12%	0
2009	9.519567	13.690020	43.81%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	20.328358	18.970272	-6.68%	228
2014	19.229704	20.328358	5.71%	157
2013	15.436922	19.229704	24.57%	167
2012	13.533599	15.436922	14.06%	175
2011	13.796680	13.533599	-1.91%	443
2010	12.319644	13.796680	11.99%	253
2009	9.733362	12.319644	26.57%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	21.869122	22.782894	4.18%	20,638
2014	20.215082	21.869122	8.18%	16,109
2013	15.252692	20.215082	32.53%	18,444
2012	13.682083	15.252692	11.48%	15,486
2011	14.043914	13.682083	-2.58%	5,645
2010	11.634753	14.043914	20.71%	18,378
2009	9.330044	11.634753	24.70%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	12.391204	11.972600	-3.38%	2,608
2014	12.039095	12.391204	2.92%	5,036
2013	12.615011	12.039095	-4.57%	5,009
2012	12.258973	12.615011	2.90%	4,708
2011	11.752048	12.258973	4.31%	24,747
2010	11.213147	11.752048	4.81%	8,786
2009	9.964971	11.213147	12.53%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	32.552123	31.205243	-4.14%	459
2014	31.503792	32.552123	3.33%	466
2013	23.793129	31.503792	32.41%	479
2012	21.313396	23.793129	11.63%	534
2011	24.532712	21.313396	-13.12%	2,017
2010	19.579731	24.532712	25.30%	5,439
2009	14.376832	19.579731	36.19%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	19.400905	19.529322	0.66%	752
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.631141	10.630221	-8.61%	8,476
2014	11.605011	11.631141	0.23%	8,476
2013	9.621442	11.605011	20.62%	8,476
2012	8.561124	9.621442	12.39%	8,476
2011	8.922286	8.561124	-4.05%	8,476
2010	8.304096	8.922286	7.44%	8,476
2009	6.542223	8.304096	26.93%	8,476
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	13.745833	12.450280	-9.43%	12,860
2014	13.483172	13.745833	1.95%	29,082
2013	12.143009	13.483172	11.04%	34,547
2012	11.061898	12.143009	9.77%	23,635
2011	11.086382	11.061898	-0.22%	0
2010	10.096749	11.086382	9.80%	1,208
2009	7.640967	10.096749	32.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	28.583969	25.797235	-9.75%	0
2014	29.165614	28.583969	-1.99%	0
2013	21.967646	29.165614	32.77%	0
2012	19.042266	21.967646	15.36%	0
2011	20.303088	19.042266	-6.21%	325
2010	16.248200	20.303088	24.96%	303
2009	12.909587	16.248200	25.86%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.267125	7.260269	-21.66%	0
2014*	10.000000	9.267125	-7.33%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	19.217639	17.511427	-8.88%	0
2014	22.191048	19.217639	-13.40%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.597151	8.949755	-6.75%	0
2014	9.671022	9.597151	-0.76%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.363426	10.429417	-8.22%	0
2014	11.218175	11.363426	1.29%	0
2013	10.136466	11.218175	10.67%	0
2012*	10.000000	10.136466	1.36%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.020053	9.945067	-0.75%	0
2014	9.824468	10.020053	1.99%	0
2013*	10.000000	9.824468	-1.76%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.548814	11.705286	-6.72%	0
2014	12.361787	12.548814	1.51%	0
2013	9.874439	12.361787	25.19%	0
2012*	10.000000	9.874439	-1.26%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.490783	13.283681	-1.54%	0
2014	12.855079	13.490783	4.95%	0
2013	9.656623	12.855079	33.12%	0
2012*	10.000000	9.656623	-3.43%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	14.725730	13.152349	-10.68%	6,208
2014	15.951061	14.725730	-7.68%	7,222
2013	13.080810	15.951061	21.94%	6,643
2012	11.263878	13.080810	16.13%	6,519
2011	12.455671	11.263878	-9.57%	5,313
2010	11.761044	12.455671	5.91%	0
2009*	10.000000	11.761044	17.61%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.467464	10.448052	-8.89%	0
2014	11.547573	11.467464	-0.69%	6
2013	10.723743	11.547573	7.68%	18,158
2012*	10.000000	10.723743	7.24%	33,573
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.287985	12.200580	-8.18%	0
2014	12.640938	13.287985	5.12%	0
2013	9.982879	12.640938	26.63%	0
2012*	10.000000	9.982879	-0.17%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.703046	-2.97%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	26.069556	28.437489	9.08%	251
2014	24.663271	26.069556	5.70%	284
2013	19.336156	24.663271	27.55%	294
2012	16.020816	19.336156	20.69%	309
2011	17.665535	16.020816	-9.31%	354
2010	17.024431	17.665535	3.77%	1,102
2009	11.964347	17.024431	42.29%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	13.883259	14.157758	1.98%	2,901
2014	13.028629	13.883259	6.56%	3,155
2013	9.874613	13.028629	31.94%	3,315
2012*	10.000000	9.874613	-1.25%	3,483
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	25.963884	23.073675	-11.13%	0
2014	30.311923	25.963884	-14.34%	0
2013	27.217783	30.311923	11.37%	0
2012	24.678978	27.217783	10.29%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.069337	7.065298	-22.10%	8
2014	9.759303	9.069337	-7.07%	18,462
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.581382	11.997419	-4.64%	6,813
2014	13.956733	12.581382	-9.85%	0
2013	10.141492	13.956733	37.62%	0
2012*	10.000000	10.141492	1.41%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	24.466486	23.619868	-3.46%	5,591
2014	22.782329	24.466486	7.39%	470
2013	17.241002	22.782329	32.14%	503
2012	15.268221	17.241002	12.92%	544
2011	15.740351	15.268221	-3.00%	599
2010	14.522997	15.740351	8.38%	0
2009	12.170575	14.522997	19.33%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.129694	14.639677	3.61%	715
2014	14.337034	14.129694	-1.45%	19,765
2013	11.526613	14.337034	24.38%	23,664
2012	10.203372	11.526613	12.97%	754
2011	10.659314	10.203372	-4.28%	6,427
2010*	10.000000	10.659314	6.59%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	15.949212	14.428448	-9.54%	2,835
2014	16.711594	15.949212	-4.56%	2,750
2013	12.999241	16.711594	28.56%	2,575
2012	10.878675	12.999241	19.49%	2,648
2011	11.265383	10.878675	-3.43%	2,744
2010*	10.000000	11.265383	12.65%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	20.983330	19.539878	-6.88%	266
2014	19.063981	20.983330	10.07%	9,782
2013	14.857003	19.063981	28.32%	11,761
2012	13.322188	14.857003	11.52%	219
2011	13.603911	13.322188	-2.07%	236
2010	12.337108	13.603911	10.27%	0
2009*	10.000000	12.337108	23.37%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.145771	12.936619	-1.59%	195,415
2014	12.848561	13.145771	2.31%	209,616
2013	10.694457	12.848561	20.14%	218,239
2012	9.484316	10.694457	12.76%	215,588
2011	9.642376	9.484316	-1.64%	124,644
2010	8.833028	9.642376	9.16%	90,277
2009	7.344487	8.833028	20.27%	8,595
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.549847	10.257067	-2.78%	20,130
2014	10.312484	10.549847	2.30%	19,738
2013	10.861918	10.312484	-5.06%	23,741
2012	10.619417	10.861918	2.28%	18,806
2011	10.306571	10.619417	3.04%	17,997
2010	9.978477	10.306571	3.29%	5,612
2009	9.130214	9.978477	9.29%	4,875
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	13.904076	14.436052	3.83%	20,661
2014	14.010754	13.904076	-0.76%	393
2013	11.176181	14.010754	25.36%	401
2012	9.394355	11.176181	18.97%	438
2011	10.629301	9.394355	-11.62%	1,272
2010	9.799774	10.629301	8.46%	745
2009	7.101625	9.799774	37.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.295893	13.789587	3.71%	1,703
2014	12.625352	13.295893	5.31%	1,606
2013	9.995760	12.625352	26.31%	1,687
2012	8.737424	9.995760	14.40%	1,815
2011	9.406610	8.737424	-7.11%	2,839
2010	8.166735	9.406610	15.18%	5,091
2009	6.038560	8.166735	35.24%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.226688	12.044352	-1.49%	17,839
2014	11.382472	12.226688	7.42%	18,561
2013	8.784156	11.382472	29.58%	23,947
2012	7.700587	8.784156	14.07%	24,359
2011	8.082379	7.700587	-4.72%	25,780
2010	7.473482	8.082379	8.15%	8,350
2009	5.868092	7.473482	27.36%	6,981
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	17.770721	16.865947	-5.09%	721
2014	17.782223	17.770721	-0.06%	2,465
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	21.967720	20.012585	-8.90%	1,101
2014	20.695251	21.967720	6.15%	930
2013	15.695825	20.695251	31.85%	1,026
2012	13.630653	15.695825	15.15%	1,135
2011	14.352557	13.630653	-5.03%	1,508
2010	12.757362	14.352557	12.50%	4,325
2009	10.206059	12.757362	25.00%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.299958	10.663899	-5.63%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	10.971671	10.503513	-4.27%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.088895	11.640080	-3.71%	6,125
2014	11.641640	12.088895	3.84%	6,222
2013	8.322867	11.641640	39.88%	6,495
2012	7.310415	8.322867	13.85%	7,474
2011	8.491116	7.310415	-13.91%	7,789
2010	7.551323	8.491116	12.45%	205
2009	5.065862	7.551323	49.06%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	13.912338	13.500832	-2.96%	0
2014	12.918651	13.912338	7.69%	0
2013	9.567855	12.918651	35.02%	0
2012	8.815334	9.567855	8.54%	0
2011	9.350943	8.815334	-5.73%	0
2010	7.765678	9.350943	20.41%	0
2009	6.070614	7.765678	27.92%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	11.796044	11.293575	-4.26%	0
2014	11.583822	11.796044	1.83%	0
2013	9.180730	11.583822	26.18%	0
2012	8.111270	9.180730	13.18%	0
2011	8.890218	8.111270	-8.76%	0
2010	7.935787	8.890218	12.03%	0
2009	6.303170	7.935787	25.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.656842	11.239220	-3.58%	8,420
2014	11.469003	11.656842	1.64%	8,522
2013	10.264545	11.469003	11.73%	8,614
2012	9.484681	10.264545	8.22%	8,702
2011	9.865025	9.484681	-3.86%	618
2010	9.168916	9.865025	7.59%	0
2009	7.852379	9.168916	16.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	11.879499	11.422711	-3.85%	101,864
2014	11.643410	11.879499	2.03%	104,326
2013	9.854361	11.643410	18.15%	105,598
2012	8.898775	9.854361	10.74%	107,585
2011	9.457221	8.898775	-5.90%	107,969
2010	8.634762	9.457221	9.52%	21,313
2009	7.136271	8.634762	21.00%	1,768
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	10.989682	10.630838	-3.27%	6,877
2014	10.913127	10.989682	0.70%	6,987
2013	10.672242	10.913127	2.26%	7,093
2012	10.188217	10.672242	4.75%	17,862
2011	10.308704	10.188217	-1.17%	7,299
2010	9.904798	10.308704	4.08%	0
2009	8.993013	9.904798	10.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.696745	9.976321	-6.73%	0
2014	10.734054	10.696745	-0.35%	0
2013*	10.000000	10.734054	7.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.701529	9.920011	-7.30%	0
2014	10.871405	10.701529	-1.56%	0
2013*	10.000000	10.871405	8.71%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	11.780332	11.357533	-3.59%	13,694
2014	11.560275	11.780332	1.90%	13,770
2013	10.069798	11.560275	14.80%	13,840
2012	9.196320	10.069798	9.50%	19,213
2011	9.661834	9.196320	-4.82%	22,101
2010	8.902263	9.661834	8.53%	10,632
2009	7.491083	8.902263	18.84%	10,664
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	11.815137	11.340207	-4.02%	0
2014	11.595366	11.815137	1.90%	0
2013	9.574326	11.595366	21.11%	0
2012	8.574731	9.574326	11.66%	0
2011	9.229854	8.574731	-7.10%	0
2010	8.358577	9.229854	10.42%	0
2009	6.776253	8.358577	23.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.490543	11.078239	-3.59%	0
2014	11.328751	11.490543	1.43%	2,052
2013	10.450646	11.328751	8.40%	4,635
2012	9.745905	10.450646	7.23%	0
2011	10.027472	9.745905	-2.81%	0
2010	9.437218	10.027472	6.25%	0
2009	8.229175	9.437218	14.68%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.331400	10.945211	-3.41%	243
2014	11.108157	11.331400	2.01%	249
2013	11.646760	11.108157	-4.62%	251
2012	11.120167	11.646760	4.74%	218
2011	10.740293	11.120167	3.54%	195
2010	10.321677	10.740293	4.06%	0
2009	9.753752	10.321677	5.82%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.279271	11.904234	-3.05%	0
2014	12.014093	12.279271	2.21%	0
2013	12.586370	12.014093	-4.55%	0
2012	12.058234	12.586370	4.38%	0
2011	11.667296	12.058234	3.35%	0
2010	11.073984	11.667296	5.36%	0
2009	9.759531	11.073984	13.47%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	26.773426	21.854914	-18.37%	4,682
2014	29.144341	26.773426	-8.14%	4,309

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	11.391655	11.089083	-2.66%	427
2014	11.178962	11.391655	1.90%	432
2013	11.956428	11.178962	-6.50%	421
2012	11.906138	11.956428	0.42%	356
2011	11.390386	11.906138	4.53%	305
2010	11.154997	11.390386	2.11%	0
2009	11.147169	11.154997	0.07%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.209248	7.742192	-5.69%	1,469
2014	8.485170	8.209248	-3.25%	1,365
2013	7.406374	8.485170	14.57%	1,366
2012	6.596234	7.406374	12.28%	1,409
2011	7.520638	6.596234	-12.29%	1,442
2010	6.829224	7.520638	10.12%	2,979
2009	5.413580	6.829224	26.15%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	8.812461	8.468400	-3.90%	485
2014	9.639599	8.812461	-8.58%	378
2013	8.174218	9.639599	17.93%	364
2012	7.096218	8.174218	15.19%	392
2011	8.355280	7.096218	-15.07%	385
2010	7.983117	8.355280	4.66%	164
2009	6.369716	7.983117	25.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	21.385114	20.631727	-3.52%	388
2014	20.902649	21.385114	2.31%	501
2013	16.856410	20.902649	24.00%	623
2012	14.924933	16.856410	12.94%	776
2011	15.941481	14.924933	-6.38%	1,826
2010	14.270643	15.941481	11.71%	0
2009	11.512141	14.270643	23.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.454808	14.061722	-2.72%	17,980
2014	14.182742	14.454808	1.92%	21,812
2013	12.831316	14.182742	10.53%	22,115
2012	12.037977	12.831316	6.59%	22,300
2011	12.243948	12.037977	-1.68%	22,587
2010	11.441283	12.243948	7.02%	0
2009*	10.000000	11.441283	14.41%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.512212	16.005533	-3.07%	33,535
2014	16.104915	16.512212	2.53%	33,998
2013	13.830086	16.104915	16.45%	34,423
2012	12.643935	13.830086	9.38%	40,305
2011	13.096652	12.643935	-3.46%	43,043
2010	11.995956	13.096652	9.18%	32,444
2009*	10.000000	11.995956	19.96%	6,526
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	12.405497	12.121144	-2.29%	0
2014	12.253409	12.405497	1.24%	0
2013	11.994497	12.253409	2.16%	0
2012	11.703416	11.994497	2.49%	0
2011	11.666968	11.703416	0.31%	758
2010	11.305970	11.666968	3.19%	0
2009	10.635584	11.305970	6.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.553611	9.951129	-5.71%	0
2014	10.570189	10.553611	-0.16%	0
2013*	10.000000	10.570189	5.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.566192	9.889480	-6.40%	0
2014	10.657923	10.566192	-0.86%	0
2013*	10.000000	10.657923	6.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	17.072766	16.581702	-2.88%	14,089
2014	16.656509	17.072766	2.50%	14,262
2013	14.655419	16.656509	13.65%	14,418
2012	13.572366	14.655419	7.98%	14,508
2011	13.932384	13.572366	-2.58%	20,474
2010	12.889966	13.932384	8.09%	3,740
2009	11.102684	12.889966	16.10%	1,960
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	19.580880	18.942264	-3.26%	22,730
2014	19.144282	19.580880	2.28%	22,730
2013	16.052812	19.144282	19.26%	22,730
2012	14.481183	16.052812	10.85%	24,693
2011	15.182222	14.481183	-4.62%	24,693
2010	13.807159	15.182222	9.96%	26,076
2009	11.390121	13.807159	21.22%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	14.805082	14.423121	-2.58%	14,367
2014	14.505035	14.805082	2.07%	14,596
2013	13.470774	14.505035	7.68%	14,806
2012	12.795373	13.470774	5.28%	14,659
2011	12.864085	12.795373	-0.53%	14,849
2010	12.164556	12.864085	5.75%	4,044
2009	10.896205	12.164556	11.64%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	20.880164	21.328997	2.15%	1,278
2014	19.736633	20.880164	5.79%	1,119
2013	14.860568	19.736633	32.81%	1,149
2012	12.877914	14.860568	15.40%	1,204
2011	13.552335	12.877914	-4.98%	556
2010	12.815268	13.552335	5.75%	0
2009*	10.000000	12.815268	28.15%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.885901	9.417301	-4.74%	0
2014*	10.000000	9.885901	-1.14%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.080961	9.837767	-2.41%	0
2014*	10.000000	10.080961	0.81%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	29.941009	28.438030	-5.02%	54
2014	28.079326	29.941009	6.63%	57
2013	21.656579	28.079326	29.66%	58
2012	18.918860	21.656579	14.47%	67
2011	19.919798	18.918860	-5.02%	10,023
2010	16.196685	19.919798	22.99%	74
2009	12.153449	16.196685	33.27%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.555579	8.337415	-2.55%	4,147
2014	8.779455	8.555579	-2.55%	4,125
2013	9.009187	8.779455	-2.55%	3,926
2012	9.245579	9.009187	-2.56%	3,528
2011	9.486829	9.245579	-2.54%	3,305
2010	9.735058	9.486829	-2.55%	2,395
2009	9.985606	9.735058	-2.51%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	13.463479	12.740906	-5.37%	650
2014	13.299277	13.463479	1.23%	649
2013	13.802520	13.299277	-3.65%	652
2012	12.618776	13.802520	9.38%	577
2011	12.267503	12.618776	2.86%	546
2010	11.383200	12.267503	7.77%	211
2009	9.391312	11.383200	21.21%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	9.957829	9.640328	-3.19%	4,283
2014	10.358492	9.957829	-3.87%	4,425
2013	8.779059	10.358492	17.99%	4,170
2012	7.798884	8.779059	12.57%	3,892
2011	8.854791	7.798884	-11.92%	3,865
2010	7.984057	8.854791	10.91%	0
2009	6.019470	7.984057	32.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	13.616307	12.559637	-7.76%	980
2014	15.469808	13.616307	-11.98%	884
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.294008	13.360452	0.50%	426
2014	12.384991	13.294008	7.34%	374
2013	9.455041	12.384991	30.99%	406
2012	8.354559	9.455041	13.17%	426
2011	8.859090	8.354559	-5.70%	464
2010	7.880412	8.859090	12.42%	227
2009	6.251616	7.880412	26.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.619213	11.874759	-5.90%	262
2014	11.746224	12.619213	7.43%	261
2013	8.926637	11.746224	31.59%	284
2012	7.790317	8.926637	14.59%	320
2011	8.512429	7.790317	-8.48%	360
2010	7.747515	8.512429	9.87%	336
2009	6.239816	7.747515	24.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.319259	12.934688	-2.89%	872
2014	13.177666	13.319259	1.07%	813
2013	9.755918	13.177666	35.07%	792
2012	8.732915	9.755918	11.71%	901
2011	9.378430	8.732915	-6.88%	990
2010	7.609490	9.378430	23.25%	0
2009	6.162707	7.609490	23.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.020867	15.161768	-5.36%	3,051
2014	14.048896	16.020867	14.04%	2,991
2013	10.625415	14.048896	32.22%	3,343
2012	9.372148	10.625415	13.37%	3,536
2011	9.845472	9.372148	-4.81%	3,529
2010	8.444937	9.845472	16.58%	0
2009	6.642101	8.444937	27.14%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	19.857030	19.453096	-2.03%	88
2014	19.872287	19.857030	-0.08%	70
2013	14.165904	19.872287	40.28%	65
2012	12.854435	14.165904	10.20%	74
2011	13.304735	12.854435	-3.38%	83
2010	10.912901	13.304735	21.92%	0
2009	8.804755	10.912901	23.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	29.866824	27.274525	-8.68%	93
2014	28.706308	29.866824	4.04%	70
2013	21.037040	28.706308	36.46%	68
2012	17.944994	21.037040	17.23%	79
2011	19.475784	17.944994	-7.86%	92
2010	15.801537	19.475784	23.25%	290
2009	12.883408	15.801537	22.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	26.323873	25.166360	-4.40%	286
2014	26.863444	26.323873	-2.01%	275
2013	19.612714	26.863444	36.97%	275
2012	17.467384	19.612714	12.28%	275
2011	19.027826	17.467384	-8.20%	936
2010	15.622746	19.027826	21.80%	4,199
2009	11.925620	15.622746	31.00%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	19.497213	19.125757	-1.91%	302
2014	17.893068	19.497213	8.97%	306
2013	14.038553	17.893068	27.46%	335
2012	12.654456	14.038553	10.94%	373
2011	12.935991	12.654456	-2.18%	416
2010	11.723931	12.935991	10.34%	0
2009	9.581929	11.723931	22.35%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.017931	11.967852	-8.07%	0
2014	10.387006	13.017931	25.33%	0
2013	10.378588	10.387006	0.08%	0
2012	9.214927	10.378588	12.63%	0
2011	8.908647	9.214927	3.44%	0
2010	7.041577	8.908647	26.51%	0
2009	5.536549	7.041577	27.18%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.782159	12.573658	-1.63%	34,296
2014	11.599681	12.782159	10.19%	0
2013*	10.000000	11.599681	16.00%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.687166	9.407928	-2.88%	157
2014	9.891801	9.687166	-2.07%	162
2013	10.139962	9.891801	-2.45%	156
2012	10.051801	10.139962	0.88%	138
2011	10.181934	10.051801	-1.28%	120
2010	10.201506	10.181934	-0.19%	127
2009	9.773555	10.201506	4.38%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.698164	11.770191	-7.31%	687
2014	12.463196	12.698164	1.89%	0
2013*	10.000000	12.463196	24.63%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	13.830092	12.951272	-6.35%	1,703
2014	15.450904	13.830092	-10.49%	1,407
2013	13.202184	15.450904	17.03%	1,345
2012	11.331470	13.202184	16.51%	1,465
2011	13.277584	11.331470	-14.66%	2,450
2010	12.811727	13.277584	3.64%	908
2009*	10.000000	12.811727	28.12%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.186521	8.968705	-2.37%	0
2014	9.369761	9.186521	-1.96%	0
2013	9.556012	9.369761	-1.95%	0
2012	9.374979	9.556012	1.93%	0
2011	9.591920	9.374979	-2.26%	0
2010	9.348803	9.591920	2.60%	0
2009	8.465200	9.348803	10.44%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	26.287048	26.557404	1.03%	1,552
2014	26.431530	26.287048	-0.55%	1,771
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.957341	9.000015	0.48%	0
2014*	10.000000	8.957341	-10.43%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	20.700239	20.799097	0.48%	4,754
2014	19.240734	20.700239	7.59%	4,955
2013	15.021393	19.240734	28.09%	5,367
2012	13.219623	15.021393	13.63%	5,632
2011	13.607633	13.219623	-2.85%	6,085
2010	12.055541	13.607633	12.87%	0
2009	9.665322	12.055541	24.73%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	31.376782	28.713249	-8.49%	1,650
2014	28.836962	31.376782	8.81%	1,644
2013	21.042720	28.836962	37.04%	9,450
2012	18.351799	21.042720	14.66%	7,008
2011	19.290778	18.351799	-4.87%	1,955
2010	16.086219	19.290778	19.92%	0
2009	12.059435	16.086219	33.39%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.060673	8.903234	-11.50%	0
2014	10.277216	10.060673	-2.11%	0
2013	10.534639	10.277216	-2.44%	0
2012*	10.000000	10.534639	5.35%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	8.970052	8.534561	-4.85%	0
2014	9.077276	8.970052	-1.18%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.077206	10.020181	-9.54%	3,844
2014	11.332956	11.077206	-2.26%	3,844
2013	12.446898	11.332956	-8.95%	3,844
2012	12.138362	12.446898	2.54%	4,175
2011	11.488230	12.138362	5.66%	4,175
2010	10.778640	11.488230	6.58%	5,158
2009*	10.000000	10.778640	7.79%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.776015	10.523153	-2.35%	5,418
2014	10.975869	10.776015	-1.82%	6,261
2013	11.289295	10.975869	-2.78%	6,079
2012	10.955543	11.289295	3.05%	42,373
2011	11.129257	10.955543	-1.56%	4,768
2010	10.857437	11.129257	2.50%	784
2009*	10.000000	10.857437	8.57%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.255570	10.027595	-2.22%	5,568
2014	10.102889	10.255570	1.51%	5,280
2013	10.584565	10.102889	-4.55%	5,198
2012	9.919841	10.584565	6.70%	4,587
2011*	10.000000	9.919841	-0.80%	4,269
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	26.932388	29.518552	9.60%	4,784
2014	21.060683	26.932388	27.88%	1,998
2013	14.358445	21.060683	46.68%	2,413
2012	11.248058	14.358445	27.65%	2,743
2011	10.455834	11.248058	7.58%	2,672
2010*	10.000000	10.455834	4.56%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.155946	-18.44%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.196814	5.315815	-35.15%	0
2014	10.398042	8.196814	-21.17%	0
2013	9.653276	10.398042	7.72%	0
2012*	10.000000	9.653276	-3.47%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.074339	5.222290	-35.32%	8,714
2014	10.273556	8.074339	-21.41%	5,462
2013	9.558322	10.273556	7.48%	4,186
2012*	10.000000	9.558322	-4.42%	3,606
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	20.985323	19.860591	-5.36%	669
2014	21.946731	20.985323	-4.38%	890
2013	14.990650	21.946731	46.40%	360
2012	14.261374	14.990650	5.11%	432
2011	15.338966	14.261374	-7.03%	495
2010	12.415878	15.338966	23.54%	0
2009	8.346733	12.415878	48.75%	0

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:

•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed. The five taxable-year period begins with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Taxation of Lifetime Withdrawals Under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider
While the tax treatment for withdrawals for benefits such as 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.

In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently takes withdrawals from the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In Obergefell v. Hodges, the United States Supreme Court declared that all states are required to license marriages between same sex couples, and to recognize same sex marriages validly performed in another jurisdiction.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, or head of household with qualifying person, or qualifying widow(er) with dependent child). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2016, that amount is $12,400.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
If the Contract Owner purchases the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the Co contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.

If the contract owner's entire interest in IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

Tax Changes
The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that expanded the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Nationwide DestinationSM [L]
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2016
Individual Flexible Purchase Payment Variable Deferred Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2016. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $197 billion as of December 31, 2015.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.50% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-II and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
2

Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
3

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2015. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2015; therefore, no Condensed Financial Information is available:
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.398410	11.053331	-3.03%	0
2014	11.133083	11.398410	2.38%	0
2013	10.123337	11.133083	9.97%	2,163
2012*	10.000000	10.123337	1.23%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	33.673966	31.200744	-7.34%	152,228
2014	31.459395	33.673966	7.04%	166,500
2013	23.263995	31.459395	35.23%	179,568
2012	19.987746	23.263995	16.39%	211,356
2011	22.262631	19.987746	-10.22%	210,324
2010	17.899440	22.262631	24.38%	94,367
2009	12.770620	17.899440	40.16%	11,594
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	13.211386	12.659799	-4.18%	1,344,709
2014	13.017171	13.211386	1.49%	1,479,574
2013	14.476590	13.017171	-10.08%	1,545,443
2012	13.721610	14.476590	5.50%	1,416,085
2011	12.497477	13.721610	9.80%	1,147,753
2010	12.100594	12.497477	3.28%	468,606
2009	11.174654	12.100594	8.29%	83,003
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	22.688162	21.939001	-3.30%	340,261
2014	19.866235	22.688162	14.20%	378,123
2013	15.565748	19.866235	27.63%	401,610
2012	13.631589	15.565748	14.19%	444,912
2011	13.991845	13.631589	-2.57%	415,881
2010	11.969492	13.991845	16.90%	156,817
2009	9.385566	11.969492	27.53%	31,576
4

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.737612	-2.62%	13,367
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.945997	14.537422	-2.73%	274,575
2014	14.923860	14.945997	0.15%	343,120
2013	13.275810	14.923860	12.41%	419,979
2012	12.288096	13.275810	8.04%	471,716
2011	12.978965	12.288096	-5.32%	577,083
2010	12.035254	12.978965	7.84%	166,795
2009*	10.000000	12.035254	20.35%	31,674
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.192196	-8.08%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.765557	-2.34%	126,996
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.657171	11.632000	-8.10%	98,687
2014	12.197325	12.657171	3.77%	64,942
2013*	10.000000	12.197325	21.97%	8,527
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.856344	10.397956	-4.22%	38,622
2014*	10.000000	10.856344	8.56%	27,899
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	33.242517	31.899888	-4.04%	77,554
2014	32.186213	33.242517	3.28%	92,469
2013	23.280544	32.186213	38.25%	106,920
2012	20.473298	23.280544	13.71%	121,044
2011	20.720623	20.473298	-1.19%	112,957
2010	16.760592	20.720623	23.63%	39,111
2009	13.644443	16.760592	22.84%	7,424
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	24.085928	23.869921	-0.90%	234,451
2014	21.674639	24.085928	11.12%	253,158
2013	16.749922	21.674639	29.40%	286,175
2012	14.764267	16.749922	13.45%	290,506
2011	14.787085	14.764267	-0.15%	253,216
2010	13.140125	14.787085	12.53%	106,080
2009	10.610643	13.140125	23.84%	30,673
5

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	21.739768	20.779660	-4.42%	339,654
2014	20.520863	21.739768	5.94%	383,241
2013	17.286242	20.520863	18.71%	444,848
2012	15.975323	17.286242	8.21%	466,531
2011	14.952491	15.975323	6.84%	377,662
2010	13.228460	14.952491	13.03%	85,946
2009	11.015450	13.228460	20.09%	4,524
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.921864	9.651508	-2.72%	9,987
2014	10.041128	9.921864	-1.19%	346
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	14.796984	14.460919	-2.27%	864,629
2014	14.451944	14.796984	2.39%	967,926
2013	12.994518	14.451944	11.22%	945,679
2012	11.853500	12.994518	9.63%	1,046,389
2011	12.115952	11.853500	-2.17%	924,736
2010	10.956998	12.115952	10.58%	316,916
2009	8.996925	10.956998	21.79%	43,777
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	15.342047	15.004361	-2.20%	2,904,608
2014	14.929274	15.342047	2.76%	3,408,823
2013	13.140604	14.929274	13.61%	3,553,393
2012	11.829064	13.140604	11.09%	3,568,208
2011	12.190669	11.829064	-2.97%	3,137,971
2010	10.852605	12.190669	12.33%	1,054,553
2009	8.592820	10.852605	26.30%	194,622
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	16.009966	15.646468	-2.27%	43,663
2014	15.557219	16.009966	2.91%	47,595
2013	13.042099	15.557219	19.28%	51,883
2012	11.525200	13.042099	13.16%	56,137
2011	12.071604	11.525200	-4.53%	71,282
2010	10.601792	12.071604	13.86%	47,255
2009	8.225886	10.601792	28.88%	2,681
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	16.683154	12.989684	-22.14%	50,470
2014	19.465593	16.683154	-14.29%	44,668
2013	15.958849	19.465593	21.97%	46,518
2012	15.509505	15.958849	2.90%	52,783
2011	16.651031	15.509505	-6.86%	39,381
2010	14.222735	16.651031	17.07%	12,798
2009	9.809426	14.222735	44.99%	6,070
6

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	22.401267	21.076366	-5.91%	452,847
2014	21.018038	22.401267	6.58%	565,867
2013	16.735236	21.018038	25.59%	652,254
2012	14.552109	16.735236	15.00%	690,853
2011	14.714425	14.552109	-1.10%	680,225
2010	13.032263	14.714425	12.91%	246,110
2009	10.212523	13.032263	27.61%	30,526
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	24.098990	25.312028	5.03%	423,143
2014	22.094915	24.098990	9.07%	458,784
2013	16.535427	22.094915	33.62%	400,817
2012	14.711717	16.535427	12.40%	418,737
2011	14.978073	14.711717	-1.78%	374,500
2010	12.307758	14.978073	21.70%	92,783
2009	9.789375	12.307758	25.73%	7,879
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	13.654647	13.301694	-2.58%	1,039,225
2014	13.158621	13.654647	3.77%	1,157,895
2013	13.675795	13.158621	-3.78%	1,228,244
2012	13.181320	13.675795	3.75%	1,168,603
2011	12.533669	13.181320	5.17%	934,469
2010	11.861582	12.533669	5.67%	523,510
2009	10.455436	11.861582	13.45%	113,550
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	35.870883	34.669062	-3.35%	406,591
2014	34.432944	35.870883	4.18%	484,370
2013	25.793803	34.432944	33.49%	533,207
2012	22.916990	25.793803	12.55%	617,061
2011	26.163996	22.916990	-12.41%	572,225
2010	20.711886	26.163996	26.32%	214,813
2009	15.084376	20.711886	37.31%	41,027
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	21.379298	21.697549	1.49%	200,713
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.282750	11.317969	-7.85%	37,109
2014	12.155342	12.282750	1.05%	45,705
2013	9.995709	12.155342	21.61%	53,932
2012	8.821565	9.995709	13.31%	50,714
2011	9.118982	8.821565	-3.26%	50,796
2010	8.418116	9.118982	8.33%	16,112
2009	6.578070	8.418116	27.97%	4,672
7

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.755268	13.474340	-8.68%	182,967
2014	14.355460	14.755268	2.79%	227,547
2013	12.823360	14.355460	11.95%	235,118
2012	11.586341	12.823360	10.68%	201,160
2011	11.517649	11.586341	0.60%	145,235
2010	10.404178	11.517649	10.70%	46,842
2009	7.809563	10.404178	33.22%	24,279
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	31.498756	28.661334	-9.01%	93,317
2014	31.877872	31.498756	-1.19%	119,719
2013	23.815169	31.877872	33.86%	135,735
2012	20.475326	23.815169	16.31%	156,557
2011	21.653562	20.475326	-5.44%	148,248
2010	17.188036	21.653562	25.98%	59,720
2009	13.545032	17.188036	26.90%	10,289
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.318140	7.360283	-21.01%	3,215
2014*	10.000000	9.318140	-6.82%	3,215
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	21.177287	19.455662	-8.13%	1,144
2014	24.254593	21.177287	-12.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.728973	9.147207	-5.98%	190,188
2014	9.724029	9.728973	0.05%	220,898
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.613836	10.746793	-7.47%	1,226
2014	11.372017	11.613836	2.13%	1,281
2013	10.191846	11.372017	11.58%	1,969
2012*	10.000000	10.191846	1.92%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.157686	10.164440	0.07%	0
2014	9.878324	10.157686	2.83%	0
2013*	10.000000	9.878324	-1.22%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.825380	12.061506	-5.96%	13,355
2014	12.531340	12.825380	2.35%	13,547
2013	9.928417	12.531340	26.22%	8,031
2012*	10.000000	9.928417	-0.72%	6,129
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.789343	13.689158	-0.73%	75,498
2014	13.032547	13.789343	5.81%	83,872
2013	9.710282	13.032547	34.21%	93,110
2012*	10.000000	9.710282	-2.90%	108,649
8

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.424075	13.889249	-9.95%	205,385
2014	16.571392	15.424075	-6.92%	247,175
2013	13.478931	16.571392	22.94%	292,548
2012	11.512000	13.478931	17.09%	296,212
2011	12.626540	11.512000	-8.83%	289,805
2010	11.825400	12.626540	6.77%	116,928
2009*	10.000000	11.825400	18.25%	49,151
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.720147	10.765970	-8.14%	22,707
2014	11.705933	11.720147	0.12%	31,696
2013	10.782323	11.705933	8.57%	77,488
2012*	10.000000	10.782323	7.82%	20,875
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.580801	12.571862	-7.43%	88,341
2014	12.814288	13.580801	5.98%	109,736
2013	10.037435	12.814288	27.66%	76,419
2012*	10.000000	10.037435	0.37%	48,034
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.756238	-2.44%	66,987
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	28.727558	31.594142	9.98%	237,108
2014	26.956617	28.727558	6.57%	289,100
2013	20.962185	26.956617	28.60%	364,543
2012	17.226388	20.962185	21.69%	388,566
2011	18.840477	17.226388	-8.57%	348,957
2010	18.009002	18.840477	4.62%	167,988
2009	12.553269	18.009002	43.46%	26,509
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.190371	14.589746	2.81%	20,663
2014	13.208445	14.190371	7.43%	8,060
2013	9.929462	13.208445	33.02%	14,186
2012*	10.000000	9.929462	-0.71%	14,673
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	28.611695	25.635747	-10.40%	13,279
2014	33.130857	28.611695	-13.64%	16,036
2013	29.506835	33.130857	12.28%	19,631
2012	26.536056	29.506835	11.20%	27,031
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.193954	7.221288	-21.46%	4,489
2014	9.812785	9.193954	-6.31%	2,232
9

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.858653	12.362520	-3.86%	26,701
2014	14.148077	12.858653	-9.11%	34,174
2013	10.196918	14.148077	38.75%	75,541
2012*	10.000000	10.196918	1.97%	13,473
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	26.960908	26.241671	-2.67%	685,850
2014	24.900646	26.960908	8.27%	677,075
2013	18.690785	24.900646	33.22%	756,316
2012	16.417040	18.690785	13.85%	793,624
2011	16.787166	16.417040	-2.20%	763,764
2010	15.362835	16.787166	9.27%	279,702
2009	12.769555	15.362835	20.31%	45,097
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.678641	15.333259	4.46%	857,745
2014	14.772760	14.678641	-0.64%	874,597
2013	11.780323	14.772760	25.40%	830,875
2012	10.342861	11.780323	13.90%	875,213
2011	10.717202	10.342861	-3.49%	746,328
2010*	10.000000	10.717202	7.17%	162,263
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.501542	15.050741	-8.79%	69,186
2014	17.149472	16.501542	-3.78%	92,113
2013	13.231297	17.149472	29.61%	111,808
2012	10.982532	13.231297	20.48%	113,461
2011	11.280501	10.982532	-2.64%	79,514
2010*	10.000000	11.280501	12.81%	4,025
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.978136	20.634332	-6.11%	272,617
2014	19.805247	21.978136	10.97%	297,130
2013	15.309114	19.805247	29.37%	296,556
2012	13.615559	15.309114	12.44%	332,000
2011	13.790494	13.615559	-1.27%	317,892
2010	12.404567	13.790494	11.17%	153,636
2009*	10.000000	12.404567	24.05%	30,345
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	14.111333	14.000824	-0.78%	31,682,305
2014	13.679983	14.111333	3.15%	33,542,774
2013	11.293817	13.679983	21.13%	34,294,223
2012	9.934130	11.293817	13.69%	33,789,932
2011	10.017612	9.934130	-0.83%	27,378,257
2010	9.102112	10.017612	10.06%	10,145,028
2009	7.506594	9.102112	21.25%	1,570,467
10

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.324564	11.100673	-1.98%	8,665,683
2014	10.979648	11.324564	3.14%	9,077,272
2013	11.470453	10.979648	-4.28%	9,391,812
2012	11.122824	11.470453	3.13%	8,377,065
2011	10.707494	11.122824	3.88%	6,508,402
2010	10.282254	10.707494	4.14%	2,679,542
2009	9.331593	10.282254	10.19%	548,482
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.925333	15.623617	4.68%	709,847
2014	14.917365	14.925333	0.05%	768,617
2013	11.802543	14.917365	26.39%	821,865
2012	9.839907	11.802543	19.95%	871,812
2011	11.042898	9.839907	-10.89%	779,442
2010	10.098290	11.042898	9.35%	267,628
2009	7.258389	10.098290	39.13%	45,568
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.272660	14.924156	4.56%	962,300
2014	13.442503	14.272660	6.18%	1,045,235
2013	10.556109	13.442503	27.34%	1,158,214
2012	9.151941	10.556109	15.34%	1,223,009
2011	9.772798	9.151941	-6.35%	1,168,803
2010	8.415640	9.772798	16.13%	495,096
2009	6.171929	8.415640	36.35%	94,018
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	13.017917	12.929086	-0.68%	7,714,784
2014	12.020395	13.017917	8.30%	8,490,419
2013	9.200983	12.020395	30.64%	9,482,334
2012	8.000182	9.200983	15.01%	10,721,806
2011	8.328583	8.000182	-3.94%	9,104,503
2010	7.638486	8.328583	9.03%	3,753,448
2009	5.948820	7.638486	28.40%	791,027
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	19.582429	18.738048	-4.31%	25,291
2014	19.435544	19.582429	0.76%	32,036
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	24.207767	22.234394	-8.15%	347,972
2014	22.619836	24.207767	7.02%	349,446
2013	17.015902	22.619836	32.93%	377,289
2012	14.656457	17.015902	16.10%	381,474
2011	15.307241	14.656457	-4.25%	391,415
2010	13.495264	15.307241	13.43%	174,461
2009	10.708491	13.495264	26.02%	24,103
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.455121	10.899102	-4.85%	0
11

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.122340	10.735192	-3.48%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.766378	12.393340	-2.92%	191,824
2014	12.193947	12.766378	4.69%	222,295
2013	8.646821	12.193947	41.02%	283,965
2012	7.532982	8.646821	14.79%	311,408
2011	8.678463	7.532982	-13.20%	351,072
2010	7.655149	8.678463	13.37%	106,980
2009	5.093703	7.655149	50.29%	9,015
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.691900	14.374388	-2.16%	172,892
2014	13.531460	14.691900	8.58%	177,601
2013	9.940186	13.531460	36.13%	202,227
2012	9.083641	9.940186	9.43%	215,769
2011	9.557223	9.083641	-4.96%	239,325
2010	7.872447	9.557223	21.40%	72,180
2009	6.103951	7.872447	28.97%	3,808
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.456988	12.024315	-3.47%	47,139
2014	12.133258	12.456988	2.67%	48,888
2013	9.537949	12.133258	27.21%	49,818
2012	8.358114	9.537949	14.12%	64,615
2011	9.086283	8.358114	-8.01%	70,930
2010	8.044836	9.086283	12.95%	6,465
2009	6.337755	8.044836	26.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.309826	11.966272	-2.79%	10,057,951
2014	12.012839	12.309826	2.47%	10,959,316
2013	10.663756	12.012839	12.65%	11,666,595
2012	9.773150	10.663756	9.11%	11,772,474
2011	10.082476	9.773150	-3.07%	9,690,557
2010	9.294787	10.082476	8.47%	3,718,112
2009	7.895368	9.294787	17.72%	493,938
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.544967	12.161653	-3.06%	33,672,778
2014	12.195542	12.544967	2.87%	36,385,857
2013	10.237652	12.195542	19.12%	37,505,858
2012	9.169449	10.237652	11.65%	36,275,685
2011	9.665696	9.169449	-5.13%	31,507,594
2010	8.753321	9.665696	10.42%	10,578,689
2009	7.175372	8.753321	21.99%	1,021,817
12

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.605240	11.318457	-2.47%	4,607,315
2014	11.430565	11.605240	1.53%	5,145,679
2013	11.087244	11.430565	3.10%	5,637,402
2012	10.497989	11.087244	5.61%	7,305,008
2011	10.535889	10.497989	-0.36%	5,489,636
2010	10.040691	10.535889	4.93%	1,705,680
2009	9.042194	10.040691	11.04%	245,662
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.843625	10.196370	-5.97%	11,315
2014	10.792845	10.843625	0.47%	5,913
2013*	10.000000	10.792845	7.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.848497	10.138838	-6.54%	128,225
2014	10.930952	10.848497	-0.75%	87,548
2013*	10.000000	10.930952	9.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.440261	12.092268	-2.80%	21,746,131
2014	12.108469	12.440261	2.74%	23,408,129
2013	10.461468	12.108469	15.74%	24,753,231
2012	9.476046	10.461468	10.40%	25,242,139
2011	9.874824	9.476046	-4.04%	21,042,246
2010	9.024479	9.874824	9.42%	6,835,761
2009	7.532112	9.024479	19.81%	1,172,998
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.477060	12.073870	-3.23%	83,187
2014	12.145260	12.477060	2.73%	80,698
2013	9.946771	12.145260	22.10%	73,812
2012	8.835604	9.946771	12.58%	109,661
2011	9.433360	8.835604	-6.34%	112,229
2010	8.473381	9.433360	11.33%	23,324
2009	6.813408	8.473381	24.36%	3,898
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.134187	11.794839	-2.80%	4,747,276
2014	11.865930	12.134187	2.26%	5,425,261
2013	10.857085	11.865930	9.29%	5,898,444
2012	10.042298	10.857085	8.11%	6,115,887
2011	10.248492	10.042298	-2.01%	4,506,828
2010	9.566746	10.248492	7.13%	1,854,394
2009	8.274211	9.566746	15.62%	293,719
13

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.966029	11.653100	-2.62%	217,508
2014	11.634780	11.966029	2.85%	255,820
2013	12.099576	11.634780	-3.84%	233,028
2012	11.458211	12.099576	5.60%	214,382
2011	10.976951	11.458211	4.38%	207,179
2010	10.463248	10.976951	4.91%	74,760
2009	9.807050	10.463248	6.69%	5,005
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.966964	12.674139	-2.26%	360,828
2014	12.583641	12.966964	3.05%	341,708
2013	13.075685	12.583641	-3.76%	291,953
2012	12.424769	13.075685	5.24%	278,265
2011	11.924351	12.424769	4.20%	217,086
2010	11.225826	11.924351	6.22%	101,342
2009	9.812853	11.225826	14.40%	7,130
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	29.503519	24.281437	-17.70%	13,714
2014	31.854512	29.503519	-7.38%	15,223
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	12.553135	12.320032	-1.86%	291,637
2014	12.218455	12.553135	2.74%	348,521
2013	12.961773	12.218455	-5.73%	376,032
2012	12.801881	12.961773	1.25%	413,992
2011	12.147918	12.801881	5.38%	420,580
2010	11.800022	12.147918	2.95%	152,873
2009	11.695753	11.800022	0.89%	32,485
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.669291	8.243219	-4.91%	295,675
2014	8.887692	8.669291	-2.46%	262,750
2013	7.694573	8.887692	15.51%	230,659
2012	6.796997	7.694573	13.21%	228,916
2011	7.686505	6.796997	-11.57%	215,785
2010	6.923092	7.686505	11.03%	112,608
2009	5.443293	6.923092	27.19%	3,087
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.459956	9.165287	-3.11%	155,783
2014	10.263564	9.459956	-7.83%	120,635
2013	8.632502	10.263564	18.89%	115,852
2012	7.432925	8.632502	16.14%	123,785
2011	8.680525	7.432925	-14.37%	98,838
2010	8.226406	8.680525	5.52%	21,825
2009	6.510364	8.226406	26.36%	3,442
14

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	23.565644	22.922125	-2.73%	9,048
2014	22.846408	23.565644	3.15%	9,503
2013	18.273978	22.846408	25.02%	9,975
2012	16.048045	18.273978	13.87%	9,938
2011	17.001736	16.048045	-5.61%	6,993
2010	15.095973	17.001736	12.62%	0
2009	12.078766	15.095973	24.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.140265	14.849467	-1.92%	3,717,955
2014	14.734335	15.140265	2.75%	4,302,004
2013	13.221841	14.734335	11.44%	4,461,531
2012	12.303112	13.221841	7.47%	4,631,853
2011	12.411964	12.303112	-0.88%	3,861,797
2010	11.503903	12.411964	7.89%	1,445,510
2009*	10.000000	11.503903	15.04%	293,431
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.295177	16.902122	-2.27%	13,984,433
2014	16.731206	17.295177	3.37%	14,720,321
2013	14.250979	16.731206	17.40%	15,414,233
2012	12.922393	14.250979	10.28%	15,113,959
2011	13.276309	12.922393	-2.67%	12,512,394
2010	12.061576	13.276309	10.07%	3,672,216
2009*	10.000000	12.061576	20.62%	297,152
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.670380	13.466712	-1.49%	2,862,012
2014	13.392845	13.670380	2.07%	3,280,443
2013	13.003124	13.392845	3.00%	3,540,086
2012	12.584001	13.003124	3.33%	3,937,215
2011	12.442939	12.584001	1.13%	3,076,394
2010	11.959774	12.442939	4.04%	1,096,970
2009	11.159036	11.959774	7.18%	204,112
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.698535	10.170610	-4.93%	39,948
2014	10.628092	10.698535	0.66%	62,848
2013*	10.000000	10.628092	6.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.711302	10.107611	-5.64%	21,605
2014	10.716307	10.711302	-0.05%	19,602
2013*	10.000000	10.716307	7.16%	0
15

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	18.813468	18.422356	-2.08%	7,257,599
2014	18.205323	18.813468	3.34%	7,889,790
2013	15.887798	18.205323	14.59%	8,336,812
2012	14.593590	15.887798	8.87%	8,405,028
2011	14.858981	14.593590	-1.79%	7,190,432
2010	13.635381	14.858981	8.97%	2,553,102
2009	11.649125	13.635381	17.05%	275,355
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	21.577330	21.044992	-2.47%	32,766
2014	20.924427	21.577330	3.12%	35,167
2013	17.402708	20.924427	20.24%	42,810
2012	15.570810	17.402708	11.76%	48,176
2011	16.191935	15.570810	-3.84%	39,656
2010	14.605638	16.191935	10.86%	5,800
2009	11.950716	14.605638	22.22%	3,928
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	16.314521	16.024114	-1.78%	2,371,999
2014	15.853731	16.314521	2.91%	2,601,263
2013	14.603455	15.853731	8.56%	2,773,171
2012	13.758057	14.603455	6.14%	2,892,336
2011	13.719595	13.758057	0.28%	2,215,589
2010	12.867974	13.719595	6.62%	906,077
2009	11.432441	12.867974	12.56%	221,597
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.870050	22.523552	2.99%	127,337
2014	20.503983	21.870050	6.66%	106,339
2013	15.312714	20.503983	33.90%	123,067
2012	13.161472	15.312714	16.34%	133,346
2011	13.738189	13.161472	-4.20%	118,890
2010	12.885329	13.738189	6.62%	30,769
2009*	10.000000	12.885329	28.85%	3,489
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.923636	9.530877	-3.96%	792,263
2014*	10.000000	9.923636	-0.76%	19,917
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.119435	9.956402	-1.61%	1,938
2014*	10.000000	10.119435	1.19%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	32.993849	31.594927	-4.24%	161,868
2014	30.690390	32.993849	7.51%	171,899
2013	23.477812	30.690390	30.72%	199,988
2012	20.342486	23.477812	15.41%	244,574
2011	21.244633	20.342486	-4.25%	207,421
2010	17.133429	21.244633	24.00%	60,781
2009	12.751660	17.133429	34.36%	2,597
16

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	9.430955	9.265915	-1.75%	1,550,387
2014	9.598934	9.430955	-1.75%	1,862,629
2013	9.769905	9.598934	-1.75%	2,208,382
2012	9.944406	9.769905	-1.75%	1,930,483
2011	10.121033	9.944406	-1.75%	1,484,576
2010	10.301295	10.121033	-1.75%	772,664
2009	10.480380	10.301295	-1.71%	183,872
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	14.836111	14.155154	-4.59%	1,075,203
2014	14.535835	14.836111	2.07%	1,140,862
2013	14.962997	14.535835	-2.85%	1,099,947
2012	13.568081	14.962997	10.28%	964,196
2011	13.083288	13.568081	3.71%	803,519
2010	12.041376	13.083288	8.65%	291,794
2009	9.853499	12.041376	22.20%	27,563
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.515782	10.264111	-2.39%	197,494
2014	10.849797	10.515782	-3.08%	205,051
2013	9.120622	10.849797	18.96%	199,759
2012	8.036198	9.120622	13.49%	199,808
2011	9.050027	8.036198	-11.20%	200,219
2010	8.093736	9.050027	11.82%	53,386
2009	6.052492	8.093736	33.73%	2,154
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	14.979570	13.930623	-7.00%	263,441
2014	16.879954	14.979570	-11.26%	278,773
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	14.038767	14.224750	1.32%	141,624
2014	12.972341	14.038767	8.22%	155,274
2013	9.822877	12.972341	32.06%	162,052
2012	8.608756	9.822877	14.10%	170,812
2011	9.054459	8.608756	-4.92%	148,292
2010	7.988688	9.054459	13.34%	48,642
2009	6.285917	7.988688	27.09%	5,240
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.326338	12.643162	-5.13%	186,187
2014	12.303435	13.326338	8.31%	203,967
2013	9.274032	12.303435	32.67%	210,923
2012	8.027444	9.274032	15.53%	243,795
2011	8.700219	8.027444	-7.73%	196,924
2010	7.854021	8.700219	10.77%	73,326
2009	6.274075	7.854021	25.18%	4,832
17

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	14.065582	13.771644	-2.09%	142,590
2014	13.802708	14.065582	1.90%	160,658
2013	10.135533	13.802708	36.18%	144,802
2012	8.998670	10.135533	12.63%	161,899
2011	9.585284	8.998670	-6.12%	145,008
2010	7.714076	9.585284	24.26%	42,401
2009	6.196535	7.714076	24.49%	10,398
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.918435	16.142678	-4.59%	101,047
2014	14.715228	16.918435	14.97%	92,731
2013	11.038815	14.715228	33.30%	108,329
2012	9.657332	11.038815	14.31%	106,085
2011	10.062592	9.657332	-4.03%	94,016
2010	8.560970	10.062592	17.54%	25,631
2009	6.678536	8.560970	28.19%	4,586
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	21.881801	21.612703	-1.23%	37,617
2014	21.720263	21.881801	0.74%	48,091
2013	15.357297	21.720263	41.43%	53,908
2012	13.821797	15.357297	11.11%	42,822
2011	14.189699	13.821797	-2.59%	45,884
2010	11.544128	14.189699	22.92%	18,607
2009	9.238210	11.544128	24.96%	6,237
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	32.912037	30.302270	-7.93%	24,943
2014	31.375631	32.912037	4.90%	34,390
2013	22.806201	31.375631	37.57%	32,583
2012	19.295405	22.806201	18.19%	35,943
2011	20.771140	19.295405	-7.10%	38,966
2010	16.715464	20.771140	24.26%	12,230
2009	13.517550	16.715464	23.66%	2,560
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	29.007985	27.960178	-3.61%	30,854
2014	29.361478	29.007985	-1.20%	33,120
2013	21.262124	29.361478	38.09%	30,473
2012	18.781832	21.262124	13.21%	40,468
2011	20.293371	18.781832	-7.45%	33,541
2010	16.526315	20.293371	22.79%	15,910
2009	12.512624	16.526315	32.08%	4,287
18

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	21.485335	21.249049	-1.10%	32,200
2014	19.557070	21.485335	9.86%	35,516
2013	15.219252	19.557070	28.50%	35,843
2012	13.606781	15.219252	11.85%	46,901
2011	13.796466	13.606781	-1.37%	30,334
2010	12.402068	13.796466	11.24%	6,005
2009	10.053611	12.402068	23.36%	431
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.747681	12.742525	-7.31%	36,194
2014	10.880056	13.747681	26.36%	86,968
2013	10.782698	10.880056	0.90%	32,999
2012	9.495610	10.782698	13.55%	40,778
2011	9.105436	9.495610	4.29%	23,922
2010	7.138633	9.105436	27.55%	16,571
2009	5.567096	7.138633	28.23%	844
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.957639	12.850917	-0.82%	172,560
2014	11.663193	12.957639	11.10%	123,312
2013*	10.000000	11.663193	16.63%	41,224
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.229826	10.016511	-2.09%	478,119
2014	10.360863	10.229826	-1.26%	434,093
2013	10.534295	10.360863	-1.65%	273,602
2012	10.357453	10.534295	1.71%	272,615
2011	10.406354	10.357453	-0.47%	223,281
2010	10.341446	10.406354	0.63%	102,513
2009	9.826970	10.341446	5.24%	26,230
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.872484	12.029765	-6.55%	47,431
2014	12.531398	12.872484	2.72%	21,077
2013*	10.000000	12.531398	25.31%	7,942
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.486038	13.676995	-5.58%	844,596
2014	16.051858	14.486038	-9.75%	877,649
2013	13.604035	16.051858	17.99%	891,122
2012	11.581113	13.604035	17.47%	956,471
2011	13.459684	11.581113	-13.96%	859,403
2010	12.881784	13.459684	4.49%	343,011
2009*	10.000000	12.881784	28.82%	56,565
19

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	10.123198	9.964312	-1.57%	289,512
2014	10.241052	10.123198	-1.15%	342,732
2013	10.359573	10.241052	-1.14%	367,889
2012	10.080351	10.359573	2.77%	360,104
2011	10.229857	10.080351	-1.46%	301,149
2010	9.889402	10.229857	3.44%	135,352
2009	8.881836	9.889402	11.34%	13,761
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	28.967317	29.505521	1.86%	24,371
2014	28.889338	28.967317	0.27%	26,714
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	9.006445	9.123662	1.30%	97,927
2014*	10.000000	9.006445	-9.94%	34,291
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	22.810911	23.108011	1.30%	217,852
2014	21.029962	22.810911	8.47%	234,206
2013	16.284679	21.029962	29.14%	289,653
2012	14.214463	16.284679	14.56%	312,864
2011	14.512770	14.214463	-2.06%	287,020
2010	12.752848	14.512770	13.80%	110,101
2009	10.141101	12.752848	25.75%	19,780
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	34.575949	31.900693	-7.74%	115,850
2014	31.518440	34.575949	9.70%	128,766
2013	22.812364	31.518440	38.16%	133,387
2012	19.732795	22.812364	15.61%	156,510
2011	20.573839	19.732795	-4.09%	144,735
2010	17.016614	20.573839	20.90%	53,221
2009	12.652987	17.016614	34.49%	7,203
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.282437	9.174242	-10.78%	584
2014	10.418202	10.282437	-1.30%	623
2013	10.592193	10.418202	-1.64%	10,263
2012*	10.000000	10.592193	5.92%	10,906
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.093453	8.722997	-4.07%	0
2014	9.127227	9.093453	-0.37%	0
20

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.602645	10.581627	-8.80%	21,668
2014	11.773874	11.602645	-1.45%	24,707
2013	12.825863	11.773874	-8.20%	39,452
2012	12.405808	12.825863	3.39%	41,224
2011	11.646011	12.405808	6.52%	41,008
2010	10.837712	11.646011	7.46%	29,772
2009*	10.000000	10.837712	8.38%	7,107
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.287188	11.112815	-1.54%	2,272,197
2014	11.402909	11.287188	-1.01%	2,516,962
2013	11.633026	11.402909	-1.98%	2,590,571
2012	11.196933	11.633026	3.89%	2,276,898
2011	11.282116	11.196933	-0.76%	1,700,399
2010	10.916941	11.282116	3.35%	640,082
2009*	10.000000	10.916941	9.17%	121,583
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.567590	10.417511	-1.42%	1,308,215
2014	10.325496	10.567590	2.34%	1,636,688
2013	10.729699	10.325496	-3.77%	1,765,198
2012	9.973762	10.729699	7.58%	1,436,321
2011*	10.000000	9.973762	-0.26%	839,255
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.978326	30.916649	10.50%	72,304
2014	21.700606	27.978326	28.93%	109,342
2013	14.674413	21.700606	47.88%	79,297
2012	11.401817	14.674413	28.70%	84,616
2011	10.512665	11.401817	8.46%	57,201
2010*	10.000000	10.512665	5.13%	2,029
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.200726	-17.99%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.377851	5.477963	-34.61%	20,396
2014	10.540980	8.377851	-20.52%	26,735
2013	9.706281	10.540980	8.60%	40,018
2012*	10.000000	9.706281	-2.94%	60,472
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.252493	5.381461	-34.79%	12,037
2014	10.414541	8.252493	-20.76%	11,308
2013	9.610602	10.414541	8.37%	11,651
2012*	10.000000	9.610602	-3.89%	11,337
21

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	22.796945	21.752313	-4.58%	140,280
2014	23.647102	22.796945	-3.60%	161,879
2013	16.020725	23.647102	47.60%	151,804
2012	15.116906	16.020725	5.98%	181,912
2011	16.126972	15.116906	-6.26%	169,912
2010	12.947558	16.126972	24.56%	55,665
2009	8.633268	12.947558	49.97%	1,726
22

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.336651	10.971058	-3.22%	7,480
2014	11.095351	11.336651	2.17%	7,783
2013	10.109592	11.095351	9.75%	3,223
2012*	10.000000	10.109592	1.10%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	32.868914	30.392797	-7.53%	54,997
2014	30.769933	32.868914	6.82%	64,059
2013	22.800524	30.769933	34.95%	67,124
2012	19.629588	22.800524	16.15%	75,961
2011	21.908237	19.629588	-10.40%	64,487
2010	17.650383	21.908237	24.12%	48,859
2009	12.618626	17.650383	39.88%	7,143
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.892289	12.328865	-4.37%	331,061
2014	12.728673	12.892289	1.29%	362,609
2013	14.184631	12.728673	-10.26%	373,276
2012	13.472357	14.184631	5.29%	405,203
2011	12.295411	13.472357	9.57%	354,162
2010	11.929218	12.295411	3.07%	110,807
2009	11.038864	11.929218	8.07%	19,709
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	22.245681	21.467330	-3.50%	95,362
2014	19.518511	22.245681	13.97%	106,832
2013	15.324475	19.518511	27.37%	113,318
2012	13.447730	15.324475	13.96%	134,023
2011	13.831236	13.447730	-2.77%	130,719
2010	11.856213	13.831236	16.66%	58,916
2009	9.315701	11.856213	27.27%	16,897
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.724339	-2.76%	7,886
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.774408	14.341252	-2.93%	226,579
2014	14.782617	14.774408	-0.06%	279,106
2013	13.176970	14.782617	12.19%	302,113
2012	12.221543	13.176970	7.82%	350,829
2011	12.934953	12.221543	-5.52%	315,795
2010	12.018891	12.934953	7.62%	181,494
2009*	10.000000	12.018891	20.19%	23,818
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.179683	-8.20%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.752264	-2.48%	13,770
23

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.614223	11.568929	-8.29%	10,998
2014	12.180737	12.614223	3.56%	7,171
2013*	10.000000	12.180737	21.81%	1,250
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.841571	10.362670	-4.42%	15,196
2014*	10.000000	10.841571	8.42%	3,779
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	32.447778	31.073846	-4.23%	40,756
2014	31.480821	32.447778	3.07%	42,787
2013	22.816722	31.480821	37.97%	50,401
2012	20.106417	22.816722	13.48%	52,288
2011	20.390739	20.106417	-1.39%	26,140
2010	16.527358	20.390739	23.38%	13,625
2009	13.482033	16.527358	22.59%	615
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	23.510032	23.251773	-1.10%	100,769
2014	21.199542	23.510032	10.90%	115,928
2013	16.416157	21.199542	29.14%	127,657
2012	14.499648	16.416157	13.22%	128,579
2011	14.551624	14.499648	-0.36%	73,572
2010	12.957235	14.551624	12.31%	33,952
2009	10.484318	12.957235	23.59%	3,189
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	21.220085	20.241634	-4.61%	124,524
2014	20.071167	21.220085	5.72%	135,208
2013	16.941897	20.071167	18.47%	160,223
2012	15.689093	16.941897	7.99%	177,193
2011	14.714455	15.689093	6.62%	173,649
2010	13.044385	14.714455	12.80%	57,504
2009	10.884321	13.044385	19.85%	11,859
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.888134	9.599118	-2.92%	21,078
2014	10.027409	9.888134	-1.39%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	14.508393	14.150012	-2.47%	121,684
2014	14.198993	14.508393	2.18%	157,772
2013	12.793112	14.198993	10.99%	178,806
2012	11.693642	12.793112	9.40%	174,076
2011	11.976883	11.693642	-2.36%	156,772
2010	10.853307	11.976883	10.35%	82,631
2009	8.929952	10.853307	21.54%	2,953
24

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	15.042833	14.681779	-2.40%	629,376
2014	14.667963	15.042833	2.56%	702,909
2013	12.936935	14.667963	13.38%	731,593
2012	11.669522	12.936935	10.86%	762,378
2011	12.050735	11.669522	-3.16%	539,209
2010	10.749898	12.050735	12.10%	237,583
2009	8.528856	10.749898	26.04%	23,075
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	15.697732	15.310086	-2.47%	13,453
2014	15.284923	15.697732	2.70%	11,829
2013	12.839946	15.284923	19.04%	12,275
2012	11.369757	12.839946	12.93%	9,801
2011	11.933033	11.369757	-4.72%	10,500
2010	10.501446	11.933033	13.63%	8,926
2009	8.164651	10.501446	28.62%	1,574
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	16.357623	12.710239	-22.30%	15,437
2014	19.124767	16.357623	-14.47%	14,734
2013	15.711387	19.124767	21.73%	15,333
2012	15.300242	15.711387	2.69%	16,853
2011	16.459815	15.300242	-7.04%	14,200
2010	14.088047	16.459815	16.84%	2,810
2009	9.736367	14.088047	44.70%	375
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	21.865659	20.530551	-6.11%	210,894
2014	20.557336	21.865659	6.36%	229,015
2013	16.401790	20.557336	25.34%	245,445
2012	14.291310	16.401790	14.77%	269,067
2011	14.480127	14.291310	-1.30%	247,661
2010	12.850889	14.480127	12.68%	135,642
2009	10.090937	12.850889	27.35%	35,115
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	23.522829	24.656563	4.82%	152,376
2014	21.610653	23.522829	8.85%	158,398
2013	16.205978	21.610653	33.35%	144,766
2012	14.448071	16.205978	12.17%	158,842
2011	14.739601	14.448071	-1.98%	109,813
2010	12.136474	14.739601	21.45%	35,126
2009	9.672824	12.136474	25.47%	11,136
25

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	13.328146	12.957186	-2.78%	190,589
2014	12.870188	13.328146	3.56%	209,468
2013	13.403317	12.870188	-3.98%	231,626
2012	12.945119	13.403317	3.54%	305,012
2011	12.334105	12.945119	4.95%	266,639
2010	11.696525	12.334105	5.45%	164,354
2009	10.330978	11.696525	13.22%	52,939
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	35.013378	33.771382	-3.55%	118,685
2014	33.678383	35.013378	3.96%	142,851
2013	25.279972	33.678383	33.22%	153,762
2012	22.506390	25.279972	12.32%	176,712
2011	25.747562	22.506390	-12.59%	169,169
2010	20.423747	25.747562	26.07%	101,253
2009	14.904845	20.423747	37.03%	23,699
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	20.868102	21.135613	1.28%	75,800
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.116992	11.142483	-8.04%	19,811
2014	12.015766	12.116992	0.84%	62,079
2013	9.901081	12.015766	21.36%	65,261
2012	8.755911	9.901081	13.08%	63,125
2011	9.069547	8.755911	-3.46%	51,143
2010	8.389555	9.069547	8.11%	2,330
2009	6.569115	8.389555	27.71%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.497013	13.211539	-8.87%	111,798
2014	14.132974	14.497013	2.58%	129,498
2013	12.650361	14.132974	11.72%	137,097
2012	11.453388	12.650361	10.45%	137,694
2011	11.408652	11.453388	0.39%	111,537
2010	10.326718	11.408652	10.48%	46,938
2009	7.767215	10.326718	32.95%	5,910
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	30.745576	27.919019	-9.19%	28,697
2014	31.179122	30.745576	-1.39%	36,595
2013	23.340627	31.179122	33.58%	37,175
2012	20.108351	23.340627	16.07%	45,228
2011	21.308778	20.108351	-5.63%	52,008
2010	16.948821	21.308778	25.72%	49,345
2009	13.383779	16.948821	26.64%	4,915
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.305402	7.335223	-21.17%	0
2014*	10.000000	9.305402	-6.95%	0
26

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	20.670913	18.951764	-8.32%	0
2014	23.722979	20.670913	-12.87%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.695951	9.097594	-6.17%	97,101
2014	9.710786	9.695951	-0.15%	124,926
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.550900	10.666799	-7.65%	4,807
2014	11.333471	11.550900	1.92%	0
2013	10.178016	11.333471	11.35%	0
2012*	10.000000	10.178016	1.78%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.123204	10.109309	-0.14%	0
2014	9.864869	10.123204	2.62%	0
2013*	10.000000	9.864869	-1.35%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.755880	11.971722	-6.15%	2,620
2014	12.488852	12.755880	2.14%	2,819
2013	9.914927	12.488852	25.96%	643
2012*	10.000000	9.914927	-0.85%	756
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.714333	13.586966	-0.93%	32,395
2014	12.988097	13.714333	5.59%	35,344
2013	9.696880	12.988097	33.94%	40,899
2012*	10.000000	9.696880	-3.03%	49,434
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.247004	13.701831	-10.13%	249,405
2014	16.414568	15.247004	-7.11%	321,715
2013	13.378593	16.414568	22.69%	341,338
2012	11.449652	13.378593	16.85%	331,188
2011	12.583734	11.449652	-9.01%	243,536
2010	11.809328	12.583734	6.56%	130,294
2009*	10.000000	11.809328	18.09%	58,223
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.656668	10.685851	-8.33%	28,643
2014	11.666264	11.656668	-0.08%	31,097
2013	10.767691	11.666264	8.35%	108,800
2012*	10.000000	10.767691	7.68%	9,146
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.507213	12.478277	-7.62%	24,402
2014	12.770848	13.507213	5.77%	21,929
2013	10.023807	12.770848	27.41%	14,638
2012*	10.000000	10.023807	0.24%	6,831
27

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.742955	-2.57%	27,920
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	28.040748	30.776024	9.75%	76,236
2014	26.365808	28.040748	6.35%	84,966
2013	20.544547	26.365808	28.33%	94,162
2012	16.917674	20.544547	21.44%	140,961
2011	18.540512	16.917674	-8.75%	102,705
2010	17.758387	18.540512	4.40%	66,151
2009	12.403817	17.758387	43.17%	9,062
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.113205	14.480865	2.61%	19,433
2014	13.163399	14.113205	7.22%	17,597
2013	9.915766	13.163399	32.75%	18,149
2012*	10.000000	9.915766	-0.84%	18,212
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	27.927566	24.971763	-10.58%	14,825
2014	32.404704	27.927566	-13.82%	14,397
2013	28.918947	32.404704	12.05%	15,438
2012	26.060546	28.918947	10.97%	15,814
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.162735	7.182082	-21.62%	0
2014	9.799432	9.162735	-6.50%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.788982	12.270492	-4.05%	10,377
2014	14.100140	12.788982	-9.30%	11,133
2013	10.183068	14.100140	38.47%	100,698
2012*	10.000000	10.183068	1.83%	3,161
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	26.316484	25.562297	-2.87%	147,459
2014	24.355034	26.316484	8.05%	155,764
2013	18.318495	24.355034	32.95%	166,912
2012	16.122926	18.318495	13.62%	170,115
2011	16.519974	16.122926	-2.40%	151,300
2010	15.149121	16.519974	9.05%	87,651
2009	12.617582	15.149121	20.06%	12,860
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.539877	15.157397	4.25%	188,032
2014	14.662964	14.539877	-0.84%	177,902
2013	11.716593	14.662964	25.15%	167,674
2012	10.307925	11.716593	13.67%	182,091
2011	10.702750	10.307925	-3.69%	160,199
2010*	10.000000	10.702750	7.03%	45,833
28

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.362123	14.893173	-8.98%	28,659
2014	17.039279	16.362123	-3.97%	29,257
2013	13.173078	17.039279	29.35%	30,882
2012	10.956550	13.173078	20.23%	25,590
2011	11.276729	10.956550	-2.84%	13,558
2010*	10.000000	11.276729	12.77%	434
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.725846	20.355923	-6.31%	62,810
2014	19.617821	21.725846	10.75%	113,059
2013	15.195144	19.617821	29.11%	76,791
2012	13.541825	15.195144	12.21%	84,139
2011	13.743741	13.541825	-1.47%	81,489
2010	12.387724	13.743741	10.95%	45,751
2009*	10.000000	12.387724	23.88%	7,040
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.864243	13.727661	-0.99%	8,254,885
2014	13.467867	13.864243	2.94%	8,270,335
2013	11.141370	13.467867	20.88%	8,449,828
2012	9.820076	11.141370	13.46%	7,957,112
2011	9.922759	9.820076	-1.03%	6,917,856
2010	9.034298	9.922759	9.83%	2,858,322
2009	7.465869	9.034298	21.01%	435,140
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.126283	10.884112	-2.18%	2,289,868
2014	10.809399	11.126283	2.93%	2,395,646
2013	11.315634	10.809399	-4.47%	2,488,419
2012	10.995134	11.315634	2.91%	2,190,197
2011	10.606108	10.995134	3.67%	1,816,211
2010	10.205658	10.606108	3.92%	847,957
2009	9.280979	10.205658	9.96%	186,006
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.663961	15.318758	4.47%	193,117
2014	14.686033	14.663961	-0.15%	205,139
2013	11.643199	14.686033	26.13%	215,497
2012	9.726901	11.643199	19.70%	240,528
2011	10.938302	9.726901	-11.07%	239,108
2010	10.023020	10.938302	9.13%	115,111
2009	7.218983	10.023020	38.84%	36,154
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.022697	14.632935	4.35%	339,754
2014	13.234019	14.022697	5.96%	315,666
2013	10.413584	13.234019	27.08%	337,461
2012	9.046835	10.413584	15.11%	371,934
2011	9.680230	9.046835	-6.54%	356,934
2010	8.352911	9.680230	15.89%	217,833
2009	6.138425	8.352911	36.08%	69,709
29

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.816088	12.702711	-0.88%	2,072,859
2014	11.858170	12.816088	8.08%	2,283,128
2013	9.095307	11.858170	30.38%	2,535,256
2012	7.924459	9.095307	14.78%	2,823,910
2011	8.266547	7.924459	-4.14%	2,578,971
2010	7.597040	8.266547	8.81%	1,136,381
2009	5.928601	7.597040	28.14%	233,436
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	19.114320	18.252878	-4.51%	20,473
2014	19.009644	19.114320	0.55%	27,261
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	23.628957	21.658570	-8.34%	84,743
2014	22.124037	23.628957	6.80%	84,064
2013	16.676857	22.124037	32.66%	93,875
2012	14.393787	16.676857	15.86%	88,355
2011	15.063527	14.393787	-4.45%	91,700
2010	13.307463	15.063527	13.20%	45,071
2009	10.581010	13.307463	25.77%	15,039
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.416257	10.840003	-5.05%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.084585	10.676966	-3.68%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.594061	12.201172	-3.12%	63,580
2014	12.053878	12.594061	4.48%	73,964
2013	8.564913	12.053878	40.74%	125,045
2012	7.476887	8.564913	14.55%	103,341
2011	8.631396	7.476887	-13.38%	96,207
2010	7.629139	8.631396	13.14%	32,693
2009	5.086752	7.629139	49.98%	35,590
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.493622	14.151526	-2.36%	47,722
2014	13.376068	14.493622	8.35%	55,557
2013	9.846058	13.376068	35.85%	66,914
2012	9.016009	9.846058	9.21%	67,111
2011	9.505383	9.016009	-5.15%	91,523
2010	7.845689	9.505383	21.15%	12,508
2009	6.095623	7.845689	28.71%	918
30

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.288876	11.837882	-3.67%	39,141
2014	11.993938	12.288876	2.46%	38,211
2013	9.447642	11.993938	26.95%	38,916
2012	8.295902	9.447642	13.88%	37,981
2011	9.037008	8.295902	-8.20%	36,527
2010	8.017520	9.037008	12.72%	1,916
2009	6.329119	8.017520	26.68%	408
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.143745	11.780796	-2.99%	2,242,059
2014	11.874946	12.143745	2.26%	2,375,664
2013	10.562844	11.874946	12.42%	2,661,387
2012	9.700454	10.562844	8.89%	2,776,859
2011	10.027838	9.700454	-3.26%	2,312,024
2010	9.263244	10.027838	8.25%	1,030,485
2009	7.884632	9.263244	17.48%	132,300
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.375742	11.973166	-3.25%	7,420,743
2014	12.055552	12.375742	2.66%	8,338,192
2013	10.140761	12.055552	18.88%	8,889,656
2012	9.101244	10.140761	11.42%	8,786,768
2011	9.613325	9.101244	-5.33%	8,121,988
2010	8.723627	9.613325	10.20%	3,630,205
2009	7.165610	8.723627	21.74%	568,714
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.448690	11.143052	-2.67%	1,117,693
2014	11.299369	11.448690	1.32%	1,197,566
2013	10.982338	11.299369	2.89%	1,431,649
2012	10.419919	10.982338	5.40%	1,376,004
2011	10.478811	10.419919	-0.56%	1,371,194
2010	10.006663	10.478811	4.72%	649,522
2009	9.029915	10.006663	10.82%	147,284
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.806831	10.141082	-6.16%	1,530
2014	10.778167	10.806831	0.27%	1,552
2013*	10.000000	10.778167	7.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.811680	10.083850	-6.73%	3,684
2014	10.916085	10.811680	-0.96%	23,653
2013*	10.000000	10.916085	9.16%	0
31

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.272399	11.904805	-3.00%	4,479,242
2014	11.969453	12.272399	2.53%	5,211,163
2013	10.362445	11.969453	15.51%	5,455,976
2012	9.405547	10.362445	10.17%	5,681,157
2011	9.821305	9.405547	-4.23%	5,002,883
2010	8.993867	9.821305	9.20%	1,926,760
2009	7.521865	8.993867	19.57%	334,411
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.308708	11.886699	-3.43%	41,422
2014	12.005828	12.308708	2.52%	40,589
2013	9.852628	12.005828	21.85%	25,153
2012	8.769858	9.852628	12.35%	42,063
2011	9.382225	8.769858	-6.53%	16,686
2010	8.444619	9.382225	11.10%	5,414
2009	6.804125	8.444619	24.11%	1,096
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.970472	11.612009	-2.99%	1,085,209
2014	11.729710	11.970472	2.05%	1,203,452
2013	10.754332	11.729710	9.07%	1,278,604
2012	9.967594	10.754332	7.89%	1,287,749
2011	10.192952	9.967594	-2.21%	1,084,683
2010	9.534297	10.192952	6.91%	636,756
2009	8.262967	9.534297	15.39%	80,832
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.804603	11.472487	-2.81%	106,408
2014	11.501237	11.804603	2.64%	130,500
2013	11.985097	11.501237	-4.04%	49,212
2012	11.373008	11.985097	5.38%	54,862
2011	10.917498	11.373008	4.17%	119,696
2010	10.427791	10.917498	4.70%	19,503
2009	9.793750	10.427791	6.47%	621
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.792070	12.477752	-2.46%	64,320
2014	12.439242	12.792070	2.84%	79,693
2013	12.952001	12.439242	-3.96%	88,679
2012	12.332403	12.952001	5.02%	88,157
2011	11.859763	12.332403	3.99%	89,258
2010	11.187800	11.859763	6.01%	60,856
2009	9.799538	11.187800	14.17%	31,566
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	28.798079	23.652550	-17.87%	13,503
2014	31.156320	28.798079	-7.57%	15,898
32

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	12.253042	12.001029	-2.06%	242,413
2014	11.950681	12.253042	2.53%	207,305
2013	12.703573	11.950681	-5.93%	214,822
2012	12.572529	12.703573	1.04%	216,287
2011	11.954538	12.572529	5.17%	322,159
2010	11.635860	11.954538	2.74%	201,218
2009	11.556553	11.635860	0.69%	79,008
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.552281	8.115402	-5.11%	40,407
2014	8.785622	8.552281	-2.66%	40,666
2013	7.621717	8.785622	15.27%	31,295
2012	6.746396	7.621717	12.97%	25,817
2011	7.644830	6.746396	-11.75%	24,761
2010	6.899575	7.644830	10.80%	16,482
2009	5.435866	6.899575	26.93%	9,803
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.294249	8.986409	-3.31%	38,563
2014	10.104360	9.294249	-8.02%	37,261
2013	8.515928	10.104360	18.65%	32,654
2012	7.347534	8.515928	15.90%	31,268
2011	8.598280	7.347534	-14.55%	20,190
2010	8.165074	8.598280	5.31%	12,695
2009	6.475014	8.165074	26.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	23.002243	22.328548	-2.93%	8,500
2014	22.345704	23.002243	2.94%	8,608
2013	17.909927	22.345704	24.77%	10,125
2012	15.760488	17.909927	13.64%	4,040
2011	16.731092	15.760488	-5.80%	4,127
2010	14.885937	16.731092	12.40%	1,697
2009	11.935003	14.885937	24.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.966448	14.649101	-2.12%	991,374
2014	14.594888	14.966448	2.55%	1,049,698
2013	13.123412	14.594888	11.21%	1,142,613
2012	12.236480	13.123412	7.25%	1,153,425
2011	12.369869	12.236480	-1.08%	886,067
2010	11.488255	12.369869	7.67%	376,936
2009*	10.000000	11.488255	14.88%	83,828
33

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.096610	16.674050	-2.47%	2,457,486
2014	16.572851	17.096610	3.16%	2,532,823
2013	14.144874	16.572851	17.17%	2,672,823
2012	12.852412	14.144874	10.06%	2,750,562
2011	13.231289	12.852412	-2.86%	2,495,307
2010	12.045182	13.231289	9.85%	687,097
2009*	10.000000	12.045182	20.45%	127,185
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.343536	13.117976	-1.69%	477,837
2014	13.099296	13.343536	1.86%	546,038
2013	12.744055	13.099296	2.79%	609,272
2012	12.358508	12.744055	3.12%	777,728
2011	12.244822	12.358508	0.93%	328,904
2010	11.793354	12.244822	3.83%	141,584
2009	11.026204	11.793354	6.96%	51,699
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.662226	10.115449	-5.13%	0
2014	10.613630	10.662226	0.46%	0
2013*	10.000000	10.613630	6.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.674947	10.052806	-5.83%	19,141
2014	10.701720	10.674947	-0.25%	26,725
2013*	10.000000	10.701720	7.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	18.363639	17.945268	-2.28%	1,523,079
2014	17.806277	18.363639	3.13%	1,681,820
2013	15.571226	17.806277	14.35%	1,734,390
2012	14.332048	15.571226	8.65%	1,726,596
2011	14.622383	14.332048	-1.99%	1,523,735
2010	13.445621	14.622383	8.75%	768,854
2009	11.510438	13.445621	16.81%	141,378
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	21.061472	20.500037	-2.67%	37,778
2014	20.465842	21.061472	2.91%	39,927
2013	17.056007	20.465842	19.99%	41,154
2012	15.291798	17.056007	11.54%	54,187
2011	15.934161	15.291798	-4.03%	31,214
2010	14.402396	15.934161	10.64%	17,748
2009	11.808455	14.402396	21.97%	127
34

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	15.924497	15.609193	-1.98%	456,519
2014	15.506288	15.924497	2.70%	535,146
2013	14.312546	15.506288	8.34%	590,178
2012	13.511552	14.312546	5.93%	620,936
2011	13.501187	13.511552	0.08%	543,240
2010	12.688935	13.501187	6.40%	303,026
2009	11.296366	12.688935	12.33%	70,610
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.619027	22.219702	2.78%	40,329
2014	20.309979	21.619027	6.45%	32,179
2013	15.198751	20.309979	33.63%	37,551
2012	13.090219	15.198751	16.11%	72,784
2011	13.691636	13.090219	-4.39%	32,358
2010	12.867835	13.691636	6.40%	20,984
2009*	10.000000	12.867835	28.68%	835
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.914214	9.502433	-4.15%	24,113
2014*	10.000000	9.914214	-0.86%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.109830	9.926706	-1.81%	0
2014*	10.000000	10.109830	1.10%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	32.204971	30.776705	-4.43%	46,326
2014	30.017686	32.204971	7.29%	46,735
2013	23.010003	30.017686	30.45%	52,156
2012	19.977903	23.010003	15.18%	60,261
2011	20.906373	19.977903	-4.44%	45,281
2010	16.894982	20.906373	23.74%	30,610
2009	12.599854	16.894982	34.09%	7,391
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	9.204747	9.025259	-1.95%	417,270
2014	9.387808	9.204747	-1.95%	460,860
2013	9.574509	9.387808	-1.95%	530,656
2012	9.765449	9.574509	-1.96%	645,713
2011	9.959114	9.765449	-1.94%	424,725
2010	10.157162	9.959114	-1.95%	308,660
2009	10.354819	10.157162	-1.91%	54,659
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	14.481429	13.788618	-4.78%	252,326
2014	14.217275	14.481429	1.86%	290,680
2013	14.664939	14.217275	-3.05%	289,845
2012	13.325004	14.664939	10.06%	273,789
2011	12.875031	13.325004	3.49%	239,827
2010	11.873865	12.875031	8.43%	96,606
2009	9.736227	11.873865	21.96%	18,383
35

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.373896	10.104996	-2.59%	72,380
2014	10.725252	10.373896	-3.28%	68,024
2013	9.034304	10.725252	18.72%	72,851
2012	7.976413	9.034304	13.26%	71,286
2011	9.000995	7.976413	-11.38%	75,119
2010	8.066282	9.000995	11.59%	24,744
2009	6.044248	8.066282	33.45%	1,043
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	14.627548	13.575542	-7.19%	62,502
2014	16.516926	14.627548	-11.44%	60,655
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.849379	14.004290	1.12%	68,101
2014	12.823434	13.849379	8.00%	78,946
2013	9.729903	12.823434	31.79%	88,752
2012	8.544698	9.729903	13.87%	85,897
2011	9.005380	8.544698	-5.12%	70,505
2010	7.961577	9.005380	13.11%	17,997
2009	6.277357	7.961577	26.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.146474	12.447110	-5.32%	77,173
2014	12.162131	13.146474	8.09%	78,700
2013	9.186203	12.162131	32.40%	89,714
2012	7.967675	9.186203	15.29%	96,078
2011	8.653032	7.967675	-7.92%	74,841
2010	7.827338	8.653032	10.55%	24,418
2009	6.265525	7.827338	24.93%	718
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.875771	13.558135	-2.29%	115,411
2014	13.644232	13.875771	1.70%	59,248
2013	10.039569	13.644232	35.90%	62,954
2012	8.931698	10.039569	12.40%	61,654
2011	9.533309	8.931698	-6.31%	55,883
2010	7.687878	9.533309	24.00%	18,062
2009	6.188086	7.687878	24.24%	7,519
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.690140	15.892422	-4.78%	22,073
2014	14.546263	16.690140	14.74%	31,364
2013	10.934308	14.546263	33.03%	103,232
2012	9.585454	10.934308	14.07%	24,172
2011	10.008039	9.585454	-4.22%	24,153
2010	8.531911	10.008039	17.30%	19,922
2009	6.669444	8.531911	27.93%	3,656
36

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	21.358593	21.052971	-1.43%	19,116
2014	21.244174	21.358593	0.54%	23,341
2013	15.051287	21.244174	41.15%	29,417
2012	13.574086	15.051287	10.88%	28,609
2011	13.963762	13.574086	-2.79%	23,520
2010	11.383451	13.963762	22.67%	9,109
2009	9.128209	11.383451	24.71%	1,043
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	32.125237	29.517622	-8.12%	9,785
2014	30.688022	32.125237	4.68%	9,841
2013	22.351848	30.688022	37.30%	45,808
2012	18.949634	22.351848	17.95%	5,579
2011	20.440477	18.949634	-7.29%	8,547
2010	16.482865	20.440477	24.01%	1,167
2009	13.356635	16.482865	23.41%	137
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	28.314416	27.236083	-3.81%	10,445
2014	28.717928	28.314416	-1.41%	11,967
2013	20.838481	28.717928	37.81%	11,879
2012	18.445249	20.838481	12.97%	11,162
2011	19.970280	18.445249	-7.64%	11,395
2010	16.296331	19.970280	22.54%	3,457
2009	12.363666	16.296331	31.81%	416
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	20.971602	20.698736	-1.30%	9,173
2014	19.128379	20.971602	9.64%	56,900
2013	14.915989	19.128379	28.24%	8,681
2012	13.362918	14.915989	11.62%	9,509
2011	13.576782	13.362918	-1.58%	9,024
2010	12.229463	13.576782	11.02%	3,993
2009	9.933923	12.229463	23.11%	3,284
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.562081	12.544898	-7.50%	36,983
2014	10.755035	13.562081	26.10%	120,823
2013	10.680542	10.755035	0.70%	31,444
2012	9.424859	10.680542	13.32%	46,625
2011	9.055986	9.424859	4.07%	44,850
2010	7.114320	9.055986	27.29%	35,431
2009	5.559464	7.114320	27.97%	475
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.913677	12.781249	-1.03%	58,938
2014	11.647335	12.913677	10.87%	27,947
2013*	10.000000	11.647335	16.47%	22,900
37

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.091776	9.861228	-2.28%	101,623
2014	10.241887	10.091776	-1.47%	101,570
2013	10.434583	10.241887	-1.85%	67,552
2012	10.280398	10.434583	1.50%	62,708
2011	10.349954	10.280398	-0.67%	53,760
2010	10.306389	10.349954	0.42%	38,063
2009	9.813634	10.306389	5.02%	9,268
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.828800	11.964520	-6.74%	7,573
2014	12.514368	12.828800	2.51%	5,072
2013*	10.000000	12.514368	25.14%	3,080
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.319716	13.492419	-5.78%	248,064
2014	15.899946	14.319716	-9.94%	261,910
2013	13.502774	15.899946	17.75%	261,364
2012	11.518399	13.502774	17.23%	293,519
2011	13.414082	11.518399	-14.13%	276,220
2010	12.864296	13.414082	4.27%	143,516
2009*	10.000000	12.864296	28.64%	36,760
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.881184	9.706292	-1.77%	77,147
2014	10.016598	9.881184	-1.35%	90,771
2013	10.153185	10.016598	-1.35%	90,526
2012	9.899724	10.153185	2.56%	83,917
2011	10.066997	9.899724	-1.66%	67,538
2010	9.751814	10.066997	3.23%	22,525
2009	8.776128	9.751814	11.12%	4,768
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	28.274821	28.741527	1.65%	11,603
2014	28.256219	28.274821	0.07%	13,881
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.994189	9.092687	1.10%	21,523
2014*	10.000000	8.994189	-10.06%	5,476
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	22.265508	22.509595	1.10%	67,087
2014	20.569009	22.265508	8.25%	71,123
2013	15.960199	20.569009	28.88%	82,872
2012	13.959700	15.960199	14.33%	91,543
2011	14.281674	13.959700	-2.25%	106,244
2010	12.575351	14.281674	13.57%	68,627
2009	10.020365	12.575351	25.50%	26,608
38

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	33.749328	31.074615	-7.93%	35,366
2014	30.827666	33.749328	9.48%	39,191
2013	22.357865	30.827666	37.88%	37,368
2012	19.379189	22.357865	15.37%	46,739
2011	20.246317	19.379189	-4.28%	50,299
2010	16.779833	20.246317	20.66%	26,027
2009	12.502392	16.779833	34.21%	11,460
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.226711	9.105932	-10.96%	0
2014	10.382876	10.226711	-1.50%	1,851
2013	10.577812	10.382876	-1.84%	865
2012*	10.000000	10.577812	5.78%	4,597
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.062546	8.675662	-4.27%	0
2014	9.114752	9.062546	-0.57%	2,014
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.469395	10.438810	-8.99%	12,834
2014	11.662394	11.469395	-1.65%	15,663
2013	12.730338	11.662394	-8.39%	16,776
2012	12.338602	12.730338	3.17%	19,810
2011	11.606488	12.338602	6.31%	20,453
2010	10.822960	11.606488	7.24%	1,090
2009*	10.000000	10.822960	8.23%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.157555	10.962826	-1.75%	625,159
2014	11.294935	11.157555	-1.22%	699,391
2013	11.546390	11.294935	-2.18%	738,403
2012	11.136275	11.546390	3.68%	745,986
2011	11.243820	11.136275	-0.96%	617,484
2010	10.902078	11.243820	3.13%	350,653
2009*	10.000000	10.902078	9.02%	106,992
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.488961	10.318944	-1.62%	393,974
2014	10.269571	10.488961	2.14%	452,621
2013	10.693354	10.269571	-3.96%	510,791
2012	9.960299	10.693354	7.36%	461,925
2011*	10.000000	9.960299	-0.40%	313,650
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.713887	30.562098	10.28%	61,191
2014	21.539315	27.713887	28.67%	72,114
2013	14.595017	21.539315	47.58%	92,374
2012	11.363302	14.595017	28.44%	91,370
2011	10.498469	11.363302	8.24%	97,825
2010*	10.000000	10.498469	4.98%	4,492
39

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.189545	-18.10%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.332372	5.437103	-34.75%	15,574
2014	10.505179	8.332372	-20.68%	30,019
2013	9.693042	10.505179	8.38%	41,755
2012*	10.000000	9.693042	-3.07%	44,475
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.207733	5.341347	-34.92%	22,927
2014	10.379231	8.207733	-20.92%	24,749
2013	9.597551	10.379231	8.14%	21,181
2012*	10.000000	9.597551	-4.02%	12,676
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	22.331284	21.264601	-4.78%	39,068
2014	23.211348	22.331284	-3.79%	40,178
2013	15.757536	23.211348	47.30%	39,359
2012	14.898983	15.757536	5.76%	43,022
2011	15.926844	14.898983	-6.45%	41,706
2010	12.812951	15.926844	24.30%	15,038
2009	8.560950	12.812951	49.67%	19,842
40

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.290479	10.909664	-3.37%	0
2014	11.067087	11.290479	2.02%	0
2013	10.099288	11.067087	9.58%	0
2012*	10.000000	10.099288	0.99%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	32.276721	29.799540	-7.67%	3,105
2014	30.261854	32.276721	6.66%	3,472
2013	22.458355	30.261854	34.75%	3,627
2012	19.364694	22.458355	15.98%	7,063
2011	21.645669	19.364694	-10.54%	7,603
2010	17.465534	21.645669	23.93%	2,993
2009	12.505596	17.465534	39.66%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.657600	12.085906	-4.52%	63,292
2014	12.516108	12.657600	1.13%	71,994
2013	13.969137	12.516108	-10.40%	72,318
2012	13.288066	13.969137	5.13%	103,900
2011	12.145743	13.288066	9.41%	87,749
2010	11.802059	12.145743	2.91%	19,800
2009	10.937930	11.802059	7.90%	9,256
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	21.918914	21.119632	-3.65%	21,985
2014	19.261251	21.918914	13.80%	21,205
2013	15.145649	19.261251	27.17%	25,764
2012	13.311218	15.145649	13.78%	33,665
2011	13.711769	13.311218	-2.92%	31,710
2010	11.771784	13.711769	16.48%	16,046
2009	9.263543	11.771784	27.08%	6,710
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.714392	-2.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.646763	14.195594	-3.08%	7,702
2014	14.677369	14.646763	-0.21%	10,191
2013	13.103201	14.677369	12.01%	9,570
2012	12.171792	13.103201	7.65%	9,566
2011	12.901996	12.171792	-5.66%	20,945
2010	12.006618	12.901996	7.46%	0
2009*	10.000000	12.006618	20.07%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.170291	-8.30%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.742291	-2.58%	26,281
41

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.582057	11.521766	-8.43%	438
2014	12.168294	12.582057	3.40%	1,079
2013*	10.000000	12.168294	21.68%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.830491	10.336229	-4.56%	1,904
2014*	10.000000	10.830491	8.30%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	31.863244	30.467372	-4.38%	8,317
2014	30.961078	31.863244	2.91%	8,506
2013	22.474371	30.961078	37.76%	8,723
2012	19.835131	22.474371	13.31%	10,060
2011	20.146375	19.835131	-1.54%	9,949
2010	16.354284	20.146375	23.19%	279
2009	13.361291	16.354284	22.40%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	23.086481	22.797927	-1.25%	7,568
2014	20.849501	23.086481	10.73%	10,047
2013	16.169811	20.849501	28.94%	10,864
2012	14.303996	16.169811	13.04%	12,739
2011	14.377214	14.303996	-0.51%	12,415
2010	12.821532	14.377214	12.13%	1,680
2009	10.390411	12.821532	23.40%	19
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	20.837798	19.846568	-4.76%	17,626
2014	19.739772	20.837798	5.56%	16,116
2013	16.687695	19.739772	18.29%	21,296
2012	15.477413	16.687695	7.82%	28,852
2011	14.538119	15.477413	6.46%	27,447
2010	12.907789	14.538119	12.63%	13,228
2009	10.786840	12.907789	19.66%	8,501
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.862874	9.559951	-3.07%	0
2014	10.017111	9.862874	-1.54%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	14.295277	13.920827	-2.62%	13,259
2014	14.011870	14.295277	2.02%	14,926
2013	12.643856	14.011870	10.82%	15,107
2012	11.574966	12.643856	9.23%	15,609
2011	11.873459	11.574966	-2.51%	15,837
2010	10.776056	11.873459	10.18%	13,044
2009	8.879971	10.776056	21.35%	5,072
42

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	14.821828	14.443940	-2.55%	57,758
2014	14.474615	14.821828	2.40%	56,928
2013	12.785948	14.474615	13.21%	55,114
2012	11.551050	12.785948	10.69%	53,868
2011	11.946635	11.551050	-3.31%	55,359
2010	10.673348	11.946635	11.93%	40,297
2009	8.481095	10.673348	25.85%	24,346
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	15.467076	15.062039	-2.62%	0
2014	15.083411	15.467076	2.54%	494
2013	12.690069	15.083411	18.86%	434
2012	11.254305	12.690069	12.76%	367
2011	11.829935	11.254305	-4.87%	51
2010	10.426657	11.829935	13.46%	0
2009	8.118923	10.426657	28.42%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	16.117204	12.504226	-22.42%	9,668
2014	18.872608	16.117204	-14.60%	9,707
2013	15.527989	18.872608	21.54%	9,307
2012	15.144867	15.527989	2.53%	9,259
2011	16.317591	15.144867	-7.19%	8,853
2010	13.987693	16.317591	16.66%	160
2009	9.681824	13.987693	44.47%	137
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	21.471624	20.129717	-6.25%	36,362
2014	20.217816	21.471624	6.20%	21,749
2013	16.155606	20.217816	25.14%	24,138
2012	14.098424	16.155606	14.59%	25,289
2011	14.306539	14.098424	-1.45%	20,396
2010	12.716264	14.306539	12.51%	14,354
2009	10.000530	12.716264	27.16%	2,533
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	23.099004	24.175276	4.66%	38,235
2014	21.253794	23.099004	8.68%	20,090
2013	15.962768	21.253794	33.15%	25,185
2012	14.253099	15.962768	12.00%	29,904
2011	14.562929	14.253099	-2.13%	30,384
2010	12.009351	14.562929	21.26%	10,742
2009	9.586162	12.009351	25.28%	6,542
43

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	13.088037	12.704293	-2.93%	80,300
2014	12.657694	13.088037	3.40%	34,000
2013	13.202218	12.657694	-4.12%	37,777
2012	12.770479	13.202218	3.38%	47,688
2011	12.186292	12.770479	4.79%	42,683
2010	11.574050	12.186292	5.29%	21,586
2009	10.238451	11.574050	13.04%	9,412
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	34.382591	33.112218	-3.69%	18,042
2014	33.122328	34.382591	3.80%	13,484
2013	24.900640	33.122328	33.02%	15,774
2012	22.202713	24.900640	12.15%	19,623
2011	25.439024	22.202713	-12.72%	16,425
2010	20.209885	25.439024	25.87%	6,525
2009	14.771355	20.209885	36.82%	16
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	20.492118	20.723042	1.13%	23,268
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.993944	11.012447	-8.18%	0
2014	11.911984	11.993944	0.69%	0
2013	9.830592	11.911984	21.17%	0
2012	8.706930	9.830592	12.91%	0
2011	9.032608	8.706930	-3.61%	0
2010	8.368173	9.032608	7.94%	0
2009	6.562404	8.368173	27.52%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.305828	13.017354	-9.01%	1,655
2014	13.967963	14.305828	2.42%	9,379
2013	12.521814	13.967963	11.55%	10,315
2012	11.354426	12.521814	10.28%	2,503
2011	11.327373	11.354426	0.24%	1,748
2010	10.268844	11.327373	10.31%	0
2009	7.735514	10.268844	32.75%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	30.191621	27.374044	-9.33%	6,390
2014	30.664291	30.191621	-1.54%	6,820
2013	22.990371	30.664291	33.38%	7,231
2012	19.837005	22.990371	15.90%	9,551
2011	21.053389	19.837005	-5.78%	10,460
2010	16.771307	21.053389	25.53%	4,821
2009	13.263898	16.771307	26.44%	3,266
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.295836	7.316455	-21.29%	0
2014*	10.000000	9.295836	-7.04%	0
44

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	20.298468	18.581789	-8.46%	0
2014	23.331260	20.298468	-13.00%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.671224	9.060502	-6.31%	1,113
2014	9.700854	9.671224	-0.31%	6,784
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.503874	10.607097	-7.80%	0
2014	11.304616	11.503874	1.76%	0
2013	10.167635	11.304616	11.18%	0
2012*	10.000000	10.167635	1.68%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.097385	10.068100	-0.29%	0
2014	9.854783	10.097385	2.46%	0
2013*	10.000000	9.854783	-1.45%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.703933	11.904712	-6.29%	4,175
2014	12.457051	12.703933	1.98%	4,065
2013	9.904825	12.457051	25.77%	4,180
2012*	10.000000	9.904825	-0.95%	4,508
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.658221	13.510672	-1.08%	29,106
2014	12.954788	13.658221	5.43%	30,000
2013	9.686824	12.954788	33.74%	31,642
2012*	10.000000	9.686824	-3.13%	34,426
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.115308	13.562685	-10.27%	13,525
2014	16.297741	15.115308	-7.26%	28,979
2013	13.303702	16.297741	22.51%	27,656
2012	11.403036	13.303702	16.67%	14,907
2011	12.551668	11.403036	-9.15%	14,572
2010	11.797263	12.551668	6.39%	0
2009*	10.000000	11.797263	17.97%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.609166	10.626022	-8.47%	0
2014	11.636539	11.609166	-0.24%	8,895
2013	10.756707	11.636539	8.18%	4,583
2012*	10.000000	10.756707	7.57%	1,610
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.452185	12.408419	-7.76%	1,643
2014	12.738315	13.452185	5.60%	1,647
2013	10.013576	12.738315	27.21%	1,656
2012*	10.000000	10.013576	0.14%	843
45

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.732986	-2.67%	3,603
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	27.535550	30.175337	9.59%	11,454
2014	25.930457	27.535550	6.19%	12,671
2013	20.236256	25.930457	28.14%	12,907
2012	16.689381	20.236256	21.25%	14,524
2011	18.318292	16.689381	-8.89%	7,507
2010	17.572410	18.318292	4.24%	4,575
2009	12.292714	17.572410	42.95%	10
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.055504	14.399596	2.45%	0
2014	13.129661	14.055504	7.05%	0
2013	9.905487	13.129661	32.55%	0
2012*	10.000000	9.905487	-0.95%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	27.424288	24.484192	-10.72%	329
2014	31.869561	27.424288	-13.95%	1,107
2013	28.484938	31.869561	11.88%	1,023
2012	25.708882	28.484938	10.80%	1,021
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.139356	7.152777	-21.74%	1,924
2014	9.789409	9.139356	-6.64%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.736892	12.201816	-4.20%	11,860
2014	14.064242	12.736892	-9.44%	11,157
2013	10.172689	14.064242	38.25%	8,675
2012*	10.000000	10.172689	1.73%	7,463
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	25.842325	25.063313	-3.01%	30,115
2014	23.952869	25.842325	7.89%	24,047
2013	18.043582	23.952869	32.75%	26,419
2012	15.905352	18.043582	13.44%	34,364
2011	16.321966	15.905352	-2.55%	27,727
2010	14.990464	16.321966	8.88%	21,712
2009	12.504566	14.990464	19.88%	7,568
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.436485	15.026600	4.09%	34,751
2014	14.580986	14.436485	-0.99%	24,641
2013	11.668920	14.580986	24.96%	23,453
2012	10.281748	11.668920	13.49%	24,390
2011	10.691901	10.281748	-3.84%	16,772
2010*	10.000000	10.691901	6.92%	1,501
46

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.258144	14.775883	-9.12%	2,506
2014	16.956943	16.258144	-4.12%	2,515
2013	13.129492	16.956943	29.15%	2,522
2012	10.937073	13.129492	20.05%	1,583
2011	11.273901	10.937073	-2.99%	2,206
2010*	10.000000	11.273901	12.74%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.538248	20.149278	-6.45%	10,780
2014	19.478221	21.538248	10.58%	10,043
2013	15.110100	19.478221	28.91%	14,242
2012	13.486709	15.110100	12.04%	14,883
2011	13.708726	13.486709	-1.62%	9,822
2010	12.375076	13.708726	10.78%	2,580
2009*	10.000000	12.375076	23.75%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.681474	13.525972	-1.14%	1,008,229
2014	13.310690	13.681474	2.79%	1,131,142
2013	11.028213	13.310690	20.70%	1,087,166
2012	9.735254	11.028213	13.28%	948,391
2011	9.852092	9.735254	-1.19%	868,686
2010	8.983685	9.852092	9.67%	373,061
2009	7.435416	8.983685	20.82%	83,631
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.979650	10.724241	-2.33%	313,116
2014	10.683291	10.979650	2.77%	322,961
2013	11.200755	10.683291	-4.62%	337,248
2012	10.900226	11.200755	2.76%	280,796
2011	10.530616	10.900226	3.51%	228,996
2010	10.148537	10.530616	3.76%	84,817
2009	9.243153	10.148537	9.80%	29,217
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.470660	15.093694	4.31%	29,275
2014	14.514649	14.470660	-0.30%	30,162
2013	11.524943	14.514649	25.94%	32,295
2012	9.642894	11.524943	19.52%	38,174
2011	10.860433	9.642894	-11.21%	33,260
2010	9.966894	10.860433	8.97%	9,619
2009	7.189544	9.966894	38.63%	17
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.837801	14.417891	4.19%	45,441
2014	13.079528	13.837801	5.80%	51,393
2013	10.307778	13.079528	26.89%	56,715
2012	8.968657	10.307778	14.93%	74,482
2011	9.611252	8.968657	-6.69%	57,865
2010	8.306090	9.611252	15.71%	21,658
2009	6.113361	8.306090	35.87%	9,812
47

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.666441	12.535173	-1.04%	297,726
2014	11.737675	12.666441	7.91%	319,070
2013	9.016676	11.737675	30.18%	353,986
2012	7.868002	9.016676	14.60%	362,293
2011	8.220211	7.868002	-4.28%	320,989
2010	7.566033	8.220211	8.65%	100,864
2009	5.913455	7.566033	27.95%	42,023
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	18.769942	17.896590	-4.65%	0
2014	18.695763	18.769942	0.40%	970
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	23.203218	21.235775	-8.48%	9,234
2014	21.758697	23.203218	6.64%	8,733
2013	16.426574	21.758697	32.46%	10,060
2012	14.199541	16.426574	15.68%	10,934
2011	14.882969	14.199541	-4.59%	12,463
2010	13.168073	14.882969	13.02%	2,334
2009	10.486221	13.168073	25.58%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.387130	10.795794	-5.19%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.056316	10.633438	-3.82%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.466092	12.058722	-3.27%	7,126
2014	11.949694	12.466092	4.32%	7,165
2013	8.503886	11.949694	40.52%	7,527
2012	7.435009	8.503886	14.38%	10,586
2011	8.596188	7.435009	-13.51%	9,730
2010	7.609657	8.596188	12.96%	6,013
2009	5.081534	7.609657	49.75%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.346379	13.986333	-2.51%	47,615
2014	13.260465	14.346379	8.19%	53,038
2013	9.775903	13.260465	35.64%	58,037
2012	8.965523	9.775903	9.04%	62,822
2011	9.466608	8.965523	-5.29%	48,089
2010	7.825648	9.466608	20.97%	7,954
2009	6.089368	7.825648	28.51%	0
48

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.164071	11.699729	-3.82%	0
2014	11.890319	12.164071	2.30%	0
2013	9.380363	11.890319	26.76%	0
2012	8.249469	9.380363	13.71%	0
2011	9.000180	8.249469	-8.34%	0
2010	7.997060	9.000180	12.54%	0
2009	6.322636	7.997060	26.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.020417	11.643302	-3.14%	207,670
2014	11.772357	12.020417	2.11%	218,781
2013	10.487632	11.772357	12.25%	237,508
2012	9.646172	10.487632	8.72%	244,462
2011	9.986977	9.646172	-3.41%	236,730
2010	9.239626	9.986977	8.09%	120,313
2009	7.876573	9.239626	17.31%	26,412
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.250041	11.833410	-3.40%	877,731
2014	11.951410	12.250041	2.50%	945,106
2013	10.068560	11.951410	18.70%	1,020,854
2012	9.050311	10.068560	11.25%	1,140,079
2011	9.574150	9.050311	-5.47%	1,070,951
2010	8.701376	9.574150	10.03%	334,489
2009	7.158286	8.701376	21.56%	33,175
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.332415	11.013008	-2.82%	70,396
2014	11.201751	11.332415	1.17%	91,388
2013	10.904150	11.201751	2.73%	113,428
2012	10.361633	10.904150	5.24%	120,975
2011	10.436119	10.361633	-0.71%	98,807
2010	9.981148	10.436119	4.56%	9,033
2009	9.020692	9.981148	10.65%	7,517
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.779272	10.099735	-6.30%	2,691
2014	10.767145	10.779272	0.11%	2,722
2013*	10.000000	10.767145	7.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.784098	10.042727	-6.87%	0
2014	10.904919	10.784098	-1.11%	0
2013*	10.000000	10.904919	9.05%	0
49

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.147767	11.765889	-3.14%	369,889
2014	11.866058	12.147767	2.37%	430,613
2013	10.288671	11.866058	15.33%	449,764
2012	9.352918	10.288671	10.00%	516,275
2011	9.781278	9.352918	-4.38%	446,867
2010	8.970926	9.781278	9.03%	209,830
2009	7.514175	8.970926	19.39%	26,438
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.183719	11.747991	-3.58%	0
2014	11.902125	12.183719	2.37%	0
2013	9.782469	11.902125	21.67%	0
2012	8.720778	9.782469	12.17%	0
2011	9.343985	8.720778	-6.67%	0
2010	8.423079	9.343985	10.93%	6,130
2009	6.797165	8.423079	23.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.848909	11.476508	-3.14%	83,065
2014	11.628374	11.848909	1.90%	89,067
2013	10.677747	11.628374	8.90%	113,854
2012	9.911812	10.677747	7.73%	123,382
2011	10.151402	9.911812	-2.36%	84,775
2010	9.509979	10.151402	6.74%	33,043
2009	8.254524	9.509979	15.21%	15,521
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.684768	11.338656	-2.96%	26,840
2014	11.401917	11.684768	2.48%	30,130
2013	11.899810	11.401917	-4.18%	33,431
2012	11.309423	11.899810	5.22%	30,139
2011	10.873028	11.309423	4.01%	27,983
2010	10.401215	10.873028	4.54%	13,471
2009	9.783754	10.401215	6.31%	678
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.662207	12.332168	-2.61%	5,396
2014	12.331817	12.662207	2.68%	10,591
2013	12.859829	12.331817	-4.11%	11,573
2012	12.263446	12.859829	4.86%	11,928
2011	11.811464	12.263446	3.83%	8,367
2010	11.159301	11.811464	5.84%	4,900
2009	9.789551	11.159301	13.99%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	28.279190	23.190795	-17.99%	807
2014	30.641852	28.279190	-7.71%	1,263
50

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	12.032256	11.766749	-2.21%	13,198
2014	11.753335	12.032256	2.37%	16,547
2013	12.512938	11.753335	-6.07%	16,256
2012	12.402888	12.512938	0.89%	14,609
2011	11.811251	12.402888	5.01%	7,687
2010	11.514011	11.811251	2.58%	3,223
2009	11.453056	11.514011	0.53%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.465404	8.020666	-5.25%	11,072
2014	8.709707	8.465404	-2.80%	12,490
2013	7.567435	8.709707	15.09%	11,096
2012	6.708630	7.567435	12.80%	12,615
2011	7.613657	6.708630	-11.89%	12,446
2010	6.881959	7.613657	10.63%	3,206
2009	5.430308	6.881959	26.73%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.171695	8.854338	-3.46%	7,193
2014	9.986411	9.171695	-8.16%	3,943
2013	8.429405	9.986411	18.47%	4,038
2012	7.284044	8.429405	15.72%	4,301
2011	8.537033	7.284044	-14.68%	3,188
2010	8.119311	8.537033	5.14%	270
2009	6.448593	8.119311	25.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	22.587732	21.892629	-3.08%	0
2014	21.976637	22.587732	2.78%	0
2013	17.641099	21.976637	24.58%	0
2012	15.547767	17.641099	13.46%	0
2011	16.530524	15.547767	-5.95%	0
2010	14.730000	16.530524	12.22%	0
2009	11.828083	14.730000	24.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.837165	14.500350	-2.27%	86,897
2014	14.490979	14.837165	2.39%	90,991
2013	13.049928	14.490979	11.04%	96,552
2012	12.186662	13.049928	7.08%	92,580
2011	12.338344	12.186662	-1.23%	108,044
2010	11.476527	12.338344	7.51%	52,661
2009*	10.000000	11.476527	14.77%	20,246
51

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.948937	16.504731	-2.62%	339,367
2014	16.454880	16.948937	3.00%	401,940
2013	14.065705	16.454880	16.99%	398,550
2012	12.800099	14.065705	9.89%	404,257
2011	13.197581	12.800099	-3.01%	356,743
2010	12.032881	13.197581	9.68%	173,351
2009*	10.000000	12.032881	20.33%	30,251
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.103123	12.861902	-1.84%	20,745
2014	12.882997	13.103123	1.71%	24,911
2013	12.552822	12.882997	2.63%	51,371
2012	12.191753	12.552822	2.96%	60,160
2011	12.098070	12.191753	0.77%	22,488
2010	11.669859	12.098070	3.67%	15,720
2009	10.927449	11.669859	6.79%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.635032	10.074217	-5.27%	0
2014	10.602780	10.635032	0.30%	0
2013*	10.000000	10.602780	6.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.647727	10.011825	-5.97%	0
2014	10.690787	10.647727	-0.40%	0
2013*	10.000000	10.690787	6.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	18.032786	17.594988	-2.43%	132,450
2014	17.512259	18.032786	2.97%	239,964
2013	15.337575	17.512259	14.18%	242,932
2012	14.138667	15.337575	8.48%	254,648
2011	14.447136	14.138667	-2.14%	206,088
2010	13.304813	14.447136	8.59%	61,510
2009	11.407345	13.304813	16.63%	46,657
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	20.682040	20.099911	-2.81%	3,987
2014	20.127929	20.682040	2.75%	3,944
2013	16.800084	20.127929	19.81%	3,960
2012	15.085484	16.800084	11.37%	4,052
2011	15.743222	15.085484	-4.18%	3,650
2010	14.251599	15.743222	10.47%	1,173
2009	11.702718	14.251599	21.78%	0
52

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	15.637618	15.304545	-2.13%	120,190
2014	15.250271	15.637618	2.54%	125,088
2013	14.097796	15.250271	8.17%	112,659
2012	13.329259	14.097796	5.77%	113,867
2011	13.339394	13.329259	-0.08%	109,171
2010	12.556065	13.339394	6.24%	44,943
2009	11.195205	12.556065	12.16%	2,398
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.432335	21.994125	2.62%	382
2014	20.165435	21.432335	6.28%	618
2013	15.113690	20.165435	33.42%	664
2012	13.036939	15.113690	15.93%	3,316
2011	13.656746	13.036939	-4.54%	1,159
2010	12.854703	13.656746	6.24%	0
2009*	10.000000	12.854703	28.55%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.907148	9.481135	-4.30%	0
2014*	10.000000	9.907148	-0.93%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.102620	9.904448	-1.96%	0
2014*	10.000000	10.102620	1.03%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	31.624771	30.175994	-4.58%	11,758
2014	29.522061	31.624771	7.12%	11,769
2013	22.664722	29.522061	30.26%	11,809
2012	19.708343	22.664722	15.00%	12,147
2011	20.655840	19.708343	-4.59%	8,364
2010	16.718064	20.655840	23.55%	368
2009	12.487012	16.718064	33.88%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	9.038357	8.848554	-2.10%	65,009
2014	9.232234	9.038357	-2.10%	79,325
2013	9.430266	9.232234	-2.10%	88,133
2012	9.633102	9.430266	-2.11%	105,493
2011	9.839155	9.633102	-2.09%	83,047
2010	10.050193	9.839155	-2.10%	24,865
2009	10.261467	10.050193	-2.06%	16,582
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	14.220555	13.519510	-4.93%	23,813
2014	13.982557	14.220555	1.70%	26,766
2013	14.444925	13.982557	-3.20%	42,008
2012	13.145245	14.444925	9.89%	38,060
2011	12.720750	13.145245	3.34%	36,134
2010	11.749549	12.720750	8.27%	11,910
2009	9.649035	11.749549	21.77%	0
53

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.268527	9.987045	-2.74%	3,232
2014	10.632574	10.268527	-3.42%	869
2013	8.969949	10.632574	18.54%	2,164
2012	7.931754	8.969949	13.09%	2,330
2011	8.964302	7.931754	-11.52%	1,768
2010	8.045694	8.964302	11.42%	926
2009	6.038060	8.045694	33.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	14.368478	13.314687	-7.33%	6,883
2014	16.249274	14.368478	-11.57%	6,263
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.708690	13.840824	0.96%	12,222
2014	12.712618	13.708690	7.84%	13,835
2013	9.660589	12.712618	31.59%	14,591
2012	8.496867	9.660589	13.70%	16,402
2011	8.968663	8.496867	-5.26%	13,526
2010	7.941252	8.968663	12.94%	1,120
2009	6.270928	7.941252	26.64%	954
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.012971	12.301852	-5.46%	28,829
2014	12.057068	13.012971	7.93%	27,640
2013	9.120782	12.057068	32.19%	29,191
2012	7.923076	9.120782	15.12%	33,021
2011	8.617750	7.923076	-8.06%	21,261
2010	7.807353	8.617750	10.38%	4,481
2009	6.259102	7.807353	24.74%	1,580
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.734813	13.399857	-2.44%	15,770
2014	13.526317	13.734813	1.54%	11,967
2013	9.968046	13.526317	35.70%	11,723
2012	8.881687	9.968046	12.23%	14,770
2011	9.494444	8.881687	-6.45%	13,607
2010	7.668251	9.494444	23.81%	0
2009	6.181744	7.668251	24.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.520612	15.706927	-4.93%	7,067
2014	14.420566	16.520612	14.56%	9,461
2013	10.856424	14.420566	32.83%	9,770
2012	9.531795	10.856424	13.90%	11,556
2011	9.967239	9.531795	-4.37%	11,328
2010	8.510135	9.967239	17.12%	2,233
2009	6.662616	8.510135	27.73%	0
54

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	20.973774	20.642024	-1.58%	2,284
2014	20.893389	20.973774	0.38%	2,049
2013	14.825411	20.893389	40.93%	2,330
2012	13.390907	14.825411	10.71%	2,683
2011	13.796402	13.390907	-2.94%	2,433
2010	11.264231	13.796402	22.48%	1,314
2009	9.046446	11.264231	24.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	31.546364	28.941373	-8.26%	1,796
2014	30.181215	31.546364	4.52%	1,700
2013	22.016351	30.181215	37.09%	1,552
2012	18.693871	22.016351	17.77%	1,635
2011	20.195437	18.693871	-7.44%	1,813
2010	16.310202	20.195437	23.82%	674
2009	13.236995	16.310202	23.22%	349
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	27.804245	26.704411	-3.96%	0
2014	28.243703	27.804245	-1.56%	0
2013	20.525741	28.243703	37.60%	0
2012	18.196320	20.525741	12.80%	0
2011	19.730922	18.196320	-7.78%	232
2010	16.125661	19.730922	22.36%	0
2009	12.252934	16.125661	31.61%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	20.593711	20.294666	-1.45%	3,590
2014	18.812481	20.593711	9.47%	4,801
2013	14.692112	18.812481	28.04%	5,300
2012	13.182567	14.692112	11.45%	5,930
2011	13.414038	13.182567	-1.73%	5,699
2010	12.101367	13.414038	10.85%	0
2009	9.844944	12.101367	22.92%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.424239	12.398394	-7.64%	14,025
2014	10.662014	13.424239	25.91%	14,842
2013	10.604401	10.662014	0.54%	14,838
2012	9.372044	10.604401	13.15%	14,831
2011	9.019006	9.372044	3.91%	14,389
2010	7.096102	9.019006	27.10%	3
2009	5.553739	7.096102	27.77%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.880755	12.729155	-1.18%	0
2014	11.635436	12.880755	10.70%	0
2013*	10.000000	11.635436	16.35%	0
55

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.989310	9.746170	-2.43%	72,583
2014	10.153430	9.989310	-1.62%	36,342
2013	10.360309	10.153430	-2.00%	34,161
2012	10.222898	10.360309	1.34%	34,346
2011	10.307783	10.222898	-0.82%	28,131
2010	10.280127	10.307783	0.27%	8,575
2009	9.803617	10.280127	4.86%	7,382
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.796086	11.915751	-6.88%	0
2014	12.501577	12.796086	2.36%	0
2013*	10.000000	12.501577	25.02%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.195994	13.355354	-5.92%	75,052
2014	15.786737	14.195994	-10.08%	60,857
2013	13.427157	15.786737	17.57%	62,923
2012	11.471486	13.427157	17.05%	76,473
2011	13.379897	11.471486	-14.26%	64,219
2010	12.851162	13.379897	4.11%	25,325
2009*	10.000000	12.851162	28.51%	8,453
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.703145	9.516823	-1.92%	10,306
2014	9.851201	9.703145	-1.50%	12,839
2013	10.000830	9.851201	-1.50%	12,460
2012	9.766160	10.000830	2.40%	18,325
2011	9.946344	9.766160	-1.81%	17,113
2010	9.649687	9.946344	3.07%	8,150
2009	8.697519	9.649687	10.95%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	27.765351	28.180468	1.50%	4,163
2014	27.789621	27.765351	-0.09%	4,629
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.984982	9.069486	0.94%	11,454
2014*	10.000000	8.984982	-10.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	21.864353	22.070227	0.94%	4,913
2014	20.229362	21.864353	8.08%	5,804
2013	15.720688	20.229362	28.68%	6,932
2012	13.771324	15.720688	14.16%	7,445
2011	14.110498	13.771324	-2.40%	6,673
2010	12.443640	14.110498	13.40%	2,467
2009	9.930610	12.443640	25.31%	0
56

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	33.141181	30.467967	-8.07%	13,908
2014	30.318552	33.141181	9.31%	9,738
2013	22.022269	30.318552	37.67%	10,568
2012	19.117619	22.022269	15.19%	11,358
2011	20.003588	19.117619	-4.43%	9,445
2010	16.604042	20.003588	20.47%	1,103
2009	12.390383	16.604042	34.01%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.185033	9.054938	-11.10%	0
2014	10.356420	10.185033	-1.65%	0
2013	10.567028	10.356420	-1.99%	10,523
2012*	10.000000	10.567028	5.67%	8,904
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.039396	8.640253	-4.42%	0
2014	9.105399	9.039396	-0.72%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.370305	10.332793	-9.12%	847
2014	11.579356	11.370305	-1.81%	1,656
2013	12.659052	11.579356	-8.53%	1,652
2012	12.288357	12.659052	3.02%	1,648
2011	11.576880	12.288357	6.15%	826
2010	10.811888	11.576880	7.08%	3
2009*	10.000000	10.811888	8.12%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.061140	10.851466	-1.90%	95,727
2014	11.214499	11.061140	-1.37%	87,994
2013	11.481716	11.214499	-2.33%	97,353
2012	11.090916	11.481716	3.52%	118,227
2011	11.215134	11.090916	-1.11%	96,851
2010	10.890926	11.215134	2.98%	24,627
2009*	10.000000	10.890926	8.91%	15
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.430246	10.245476	-1.77%	76,680
2014	10.227743	10.430246	1.98%	80,414
2013	10.666107	10.227743	-4.11%	75,285
2012	9.950190	10.666107	7.20%	82,918
2011*	10.000000	9.950190	-0.50%	33,194
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.516881	30.298435	10.11%	10,926
2014	21.418935	27.516881	28.47%	12,436
2013	14.535657	21.418935	47.35%	12,465
2012	11.334453	14.535657	28.24%	14,439
2011	10.487823	11.334453	8.07%	11,455
2010*	10.000000	10.487823	4.88%	0
57

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.181152	-18.19%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.298338	5.406589	-34.85%	2,902
2014	10.478347	8.298338	-20.80%	4,530
2013	9.683111	10.478347	8.21%	4,589
2012*	10.000000	9.683111	-3.17%	4,626
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.174268	5.311412	-35.02%	1,944
2014	10.352783	8.174268	-21.04%	1,673
2013	9.587752	10.352783	7.98%	1,593
2012*	10.000000	9.587752	-4.12%	1,545
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	21.987735	20.905410	-4.92%	4,128
2014	22.889291	21.987735	-3.94%	3,385
2013	15.562679	22.889291	47.08%	3,216
2012	14.737338	15.562679	5.60%	4,191
2011	15.778157	14.737338	-6.60%	2,689
2010	12.712743	15.778157	24.11%	1,526
2009	8.507010	12.712743	49.44%	10
58

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.259746	10.868857	-3.47%	1,741
2014	11.048251	11.259746	1.91%	1,747
2013	10.092402	11.048251	9.47%	1,739
2012*	10.000000	10.092402	0.92%	1,715
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	31.887307	29.409928	-7.77%	15,911
2014	29.927338	31.887307	6.55%	26,030
2013	22.232804	29.927338	34.61%	26,297
2012	19.189871	22.232804	15.86%	21,934
2011	21.472153	19.189871	-10.63%	15,434
2010	17.343216	21.472153	23.81%	7,011
2009	12.430721	17.343216	39.52%	1,481
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.503325	11.926397	-4.61%	200,140
2014	12.376204	12.503325	1.03%	213,519
2013	13.827122	12.376204	-10.49%	211,449
2012	13.166455	13.827122	5.02%	194,760
2011	12.046846	13.166455	9.29%	138,724
2010	11.717924	12.046846	2.81%	42,761
2009	10.871059	11.717924	7.79%	6,958
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	21.703488	20.890693	-3.74%	30,951
2014	19.091446	21.703488	13.68%	34,555
2013	15.027459	19.091446	27.04%	42,403
2012	13.220882	15.027459	13.66%	49,771
2011	13.632612	13.220882	-3.02%	39,287
2010	11.715784	13.632612	16.36%	10,388
2009	9.228892	11.715784	26.95%	1,249
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.707758	-2.92%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.562187	14.099198	-3.18%	129,514
2014	14.607535	14.562187	-0.31%	136,270
2013	13.054196	14.607535	11.90%	128,752
2012	12.138691	13.054196	7.54%	129,418
2011	12.880041	12.138691	-5.76%	109,253
2010	11.998434	12.880041	7.35%	21,442
2009*	10.000000	11.998434	19.98%	4,636
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.164027	-8.36%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.735632	-2.64%	0
59

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.560631	11.490393	-8.52%	691
2014	12.159997	12.560631	3.29%	285
2013*	10.000000	12.159997	21.60%	3,019
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.823098	10.318625	-4.66%	0
2014*	10.000000	10.823098	8.23%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	31.478881	30.069101	-4.48%	17,145
2014	30.618868	31.478881	2.81%	19,547
2013	22.248661	30.618868	37.62%	19,598
2012	19.656053	22.248661	13.19%	21,897
2011	19.984863	19.656053	-1.65%	17,842
2010	16.239741	19.984863	23.06%	2,988
2009	13.281286	16.239741	22.28%	115
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	22.808024	22.499952	-1.35%	48,447
2014	20.619086	22.808024	10.62%	54,294
2013	16.007451	20.619086	28.81%	58,999
2012	14.174868	16.007451	12.93%	54,883
2011	14.261960	14.174868	-0.61%	37,939
2010	12.731742	14.261960	12.02%	4,452
2009	10.328190	12.731742	23.27%	296
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	20.586423	19.587114	-4.85%	44,530
2014	19.521593	20.586423	5.45%	55,125
2013	16.520104	19.521593	18.17%	59,202
2012	15.337686	16.520104	7.71%	65,124
2011	14.421564	15.337686	6.35%	38,853
2010	12.817388	14.421564	12.52%	12,962
2009	10.722248	12.817388	19.54%	1,561
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.846030	9.533872	-3.17%	13,313
2014	10.010236	9.846030	-1.64%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	14.154772	13.769924	-2.72%	42,526
2014	13.888325	14.154772	1.92%	43,586
2013	12.545176	13.888325	10.71%	53,939
2012	11.496399	12.545176	9.12%	58,357
2011	11.804893	11.496399	-2.61%	49,607
2010	10.724769	11.804893	10.07%	12,309
2009	8.846750	10.724769	21.23%	3,703
60

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	14.676154	14.287368	-2.65%	210,990
2014	14.347007	14.676154	2.29%	196,607
2013	12.686185	14.347007	13.09%	228,634
2012	11.472664	12.686185	10.58%	212,383
2011	11.877674	11.472664	-3.41%	155,256
2010	10.622572	11.877674	11.82%	73,200
2009	8.449381	10.622572	25.72%	2,560
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	15.315059	14.898763	-2.72%	9,542
2014	14.950435	15.315059	2.44%	9,897
2013	12.591050	14.950435	18.74%	10,049
2012	11.177926	12.591050	12.64%	10,050
2011	11.761641	11.177926	-4.96%	13,933
2010	10.377045	11.761641	13.34%	0
2009	8.088554	10.377045	28.29%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	15.958734	12.368603	-22.50%	24,278
2014	18.706175	15.958734	-14.69%	25,692
2013	15.406781	18.706175	21.42%	26,314
2012	15.042052	15.406781	2.42%	36,139
2011	16.223362	15.042052	-7.28%	35,179
2010	13.921125	16.223362	16.54%	5,742
2009	9.645606	13.921125	44.33%	675
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	21.212633	19.866582	-6.35%	46,782
2014	19.994366	21.212633	6.09%	45,983
2013	15.993367	19.994366	25.02%	50,752
2012	13.971141	15.993367	14.47%	52,527
2011	14.191850	13.971141	-1.56%	48,078
2010	12.627209	14.191850	12.39%	26,539
2009	9.940652	12.627209	27.03%	4,020
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	22.820347	23.859236	4.55%	38,526
2014	21.018865	22.820347	8.57%	41,860
2013	15.802459	21.018865	33.01%	48,220
2012	14.124403	15.802459	11.88%	49,497
2011	14.446158	14.124403	-2.23%	33,197
2010	11.925214	14.446158	21.14%	10,331
2009	9.528748	11.925214	25.15%	1,716
61

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	12.930203	12.538269	-3.03%	110,996
2014	12.517818	12.930203	3.29%	131,074
2013	13.069669	12.517818	-4.22%	111,281
2012	12.655223	13.069669	3.27%	115,985
2011	12.088622	12.655223	4.69%	81,329
2010	11.493027	12.088622	5.18%	34,273
2009	10.177160	11.493027	12.93%	6,865
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	33.967851	32.679385	-3.79%	37,487
2014	32.756258	33.967851	3.70%	39,447
2013	24.650595	32.756258	32.88%	40,557
2012	22.002291	24.650595	12.04%	43,860
2011	25.235136	22.002291	-12.81%	37,340
2010	20.068370	25.235136	25.75%	15,513
2009	14.682911	20.068370	36.68%	1,935
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	20.244873	20.452099	1.02%	14,732
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.912505	10.926500	-8.28%	49,696
2014	11.843193	11.912505	0.59%	51,633
2013	9.783808	11.843193	21.05%	49,362
2012	8.674370	9.783808	12.79%	49,610
2011	9.008016	8.674370	-3.70%	47,366
2010	8.353912	9.008016	7.83%	18,640
2009	6.557922	8.353912	27.39%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.179668	12.889373	-9.10%	27,905
2014	13.858930	14.179668	2.31%	29,940
2013	12.436769	13.858930	11.44%	31,545
2012	11.288871	12.436769	10.17%	20,799
2011	11.273453	11.288871	0.14%	8,821
2010	10.230415	11.273453	10.20%	10,933
2009	7.714445	10.230415	32.61%	4,668
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	29.827358	27.016132	-9.42%	13,770
2014	30.325331	29.827358	-1.64%	15,174
2013	22.759468	30.325331	33.24%	15,732
2012	19.657896	22.759468	15.78%	20,117
2011	20.884584	19.657896	-5.87%	14,005
2010	16.653826	20.884584	25.40%	6,471
2009	13.184473	16.653826	26.31%	1,365
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.289461	7.303960	-21.37%	0
2014*	10.000000	9.289461	-7.11%	0
62

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	20.053603	18.338863	-8.55%	0
2014	23.073410	20.053603	-13.09%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.654738	9.035805	-6.41%	40,063
2014	9.694231	9.654738	-0.41%	49,133
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.472558	10.567417	-7.89%	0
2014	11.285380	11.472558	1.66%	0
2013	10.160719	11.285380	11.07%	0
2012*	10.000000	10.160719	1.61%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.080179	10.040685	-0.39%	7,313
2014	9.848043	10.080179	2.36%	7,313
2013*	10.000000	9.848043	-1.52%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.669368	11.860196	-6.39%	2,487
2014	12.435865	12.669368	1.88%	1,596
2013	9.898072	12.435865	25.64%	608
2012*	10.000000	9.898072	-1.02%	620
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.620897	13.459984	-1.18%	3,950
2014	12.932599	13.620897	5.32%	4,711
2013	9.680111	12.932599	33.60%	7,422
2012*	10.000000	9.680111	-3.20%	8,401
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.027973	13.470536	-10.36%	82,961
2014	16.220172	15.027973	-7.35%	95,618
2013	13.253920	16.220172	22.38%	92,082
2012	11.372019	13.253920	16.55%	88,203
2011	12.530308	11.372019	-9.24%	40,943
2010	11.789219	12.530308	6.29%	14,415
2009*	10.000000	11.789219	17.89%	2,956
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.577594	10.586296	-8.56%	229
2014	11.616749	11.577594	-0.34%	226
2013	10.749390	11.616749	8.07%	12,652
2012*	10.000000	10.749390	7.49%	12,796
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.415603	12.362025	-7.85%	3,039
2014	12.716657	13.415603	5.50%	0
2013	10.006763	12.716657	27.08%	4,352
2012*	10.000000	10.006763	0.07%	6,806
63

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.726339	-2.74%	4,825
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	27.203452	29.780955	9.47%	29,399
2014	25.643905	27.203452	6.08%	34,435
2013	20.033088	25.643905	28.01%	39,075
2012	16.538740	20.033088	21.13%	38,215
2011	18.171475	16.538740	-8.99%	32,307
2010	17.449390	18.171475	4.14%	14,091
2009	12.219126	17.449390	42.80%	833
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.017124	14.345600	2.34%	26,378
2014	13.107199	14.017124	6.94%	33,473
2013	9.898641	13.107199	32.41%	34,342
2012*	10.000000	9.898641	-1.01%	32,850
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	27.093428	24.164065	-10.81%	5,633
2014	31.517293	27.093428	-14.04%	5,559
2013	28.198864	31.517293	11.77%	5,082
2012	25.476788	28.198864	10.68%	4,868
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.123773	7.133274	-21.82%	0
2014	9.782726	9.123773	-6.74%	537
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.702220	12.156168	-4.30%	97
2014	14.040316	12.702220	-9.53%	0
2013	10.165760	14.040316	38.11%	3,079
2012*	10.000000	10.165760	1.66%	497
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	25.530576	24.735666	-3.11%	35,157
2014	23.688108	25.530576	7.78%	36,425
2013	17.862377	23.688108	32.61%	38,888
2012	15.761758	17.862377	13.33%	46,214
2011	16.191113	15.761758	-2.65%	28,452
2010	14.885481	16.191113	8.77%	18,014
2009	12.429695	14.885481	19.76%	1,690
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.367827	14.939858	3.98%	54,530
2014	14.526499	14.367827	-1.09%	65,564
2013	11.637191	14.526499	24.83%	60,232
2012	10.264305	11.637191	13.38%	62,557
2011	10.684664	10.264305	-3.93%	48,041
2010*	10.000000	10.684664	6.85%	23,081
64

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.189086	14.698087	-9.21%	8,377
2014	16.902209	16.189086	-4.22%	10,980
2013	13.100487	16.902209	29.02%	10,591
2012	10.924093	13.100487	19.92%	11,441
2011	11.272012	10.924093	-3.09%	9,079
2010*	10.000000	11.272012	12.72%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.413917	20.012495	-6.54%	23,387
2014	19.385574	21.413917	10.46%	23,968
2013	15.053604	19.385574	28.78%	26,778
2012	13.450060	15.053604	11.92%	27,895
2011	13.685425	13.450060	-1.72%	28,469
2010	12.366653	13.685425	10.66%	2,921
2009*	10.000000	12.366653	23.67%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.560787	13.392959	-1.24%	2,333,194
2014	13.206766	13.560787	2.68%	2,505,075
2013	10.953289	13.206766	20.57%	2,663,589
2012	9.679028	10.953289	13.17%	2,514,124
2011	9.805182	9.679028	-1.29%	1,980,522
2010	8.950048	9.805182	9.55%	771,841
2009	7.415149	8.950048	20.70%	55,187
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.882810	10.618800	-2.43%	427,257
2014	10.599899	10.882810	2.67%	450,673
2013	11.124682	10.599899	-4.72%	467,427
2012	10.837297	11.124682	2.65%	418,237
2011	10.480500	10.837297	3.40%	327,762
2010	10.110557	10.480500	3.66%	130,450
2009	9.217980	10.110557	9.68%	17,223
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.342990	14.945249	4.20%	65,756
2014	14.401302	14.342990	-0.40%	64,757
2013	11.446637	14.401302	25.81%	71,048
2012	9.587174	11.446637	19.40%	73,651
2011	10.808710	9.587174	-11.30%	63,979
2010	9.929560	10.808710	8.85%	16,725
2009	7.169940	9.929560	38.49%	3,110
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.715751	14.276144	4.09%	119,712
2014	12.977426	13.715751	5.69%	124,734
2013	10.237758	12.977426	26.76%	125,362
2012	8.916863	10.237758	14.81%	126,499
2011	9.565490	8.916863	-6.78%	120,254
2010	8.274989	9.565490	15.60%	56,411
2009	6.096694	8.274989	35.73%	7,007
65

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.567526	12.424579	-1.14%	449,693
2014	11.657913	12.567526	7.80%	494,860
2013	8.964552	11.657913	30.04%	564,849
2012	7.830551	8.964552	14.48%	625,547
2011	8.189432	7.830551	-4.38%	530,652
2010	7.545396	8.189432	8.54%	190,811
2009	5.903354	7.545396	27.82%	26,575
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	18.543558	17.662678	-4.75%	19,870
2014	18.489154	18.543558	0.29%	29,178
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	22.923327	20.958174	-8.57%	56,642
2014	21.518216	22.923327	6.53%	58,522
2013	16.261624	21.518216	32.33%	64,953
2012	14.071359	16.261624	15.57%	73,692
2011	14.763659	14.071359	-4.69%	60,576
2010	13.075858	14.763659	12.91%	16,972
2009	10.423428	13.075858	25.45%	1,959
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.367732	10.766406	-5.29%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.037483	10.604477	-3.92%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.381471	11.964625	-3.37%	38,658
2014	11.880708	12.381471	4.21%	43,791
2013	8.463422	11.880708	40.38%	46,882
2012	7.407212	8.463422	14.26%	52,428
2011	8.572783	7.407212	-13.60%	51,146
2010	7.596686	8.572783	12.85%	16,598
2009	5.078051	7.596686	49.60%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.248936	13.877142	-2.61%	27,438
2014	13.183866	14.248936	8.08%	32,180
2013	9.729364	13.183866	35.51%	38,313
2012	8.931994	9.729364	8.93%	34,561
2011	9.440831	8.931994	-5.39%	40,698
2010	7.812308	9.440831	20.85%	5,343
2009	6.085201	7.812308	28.38%	0
66

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.081451	11.608388	-3.92%	39,848
2014	11.821642	12.081451	2.20%	57,479
2013	9.335710	11.821642	26.63%	58,406
2012	8.218610	9.335710	13.59%	43,335
2011	8.975670	8.218610	-8.43%	43,324
2010	7.983421	8.975670	12.43%	1,050
2009	6.318315	7.983421	26.35%	984
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.938789	11.552426	-3.24%	464,532
2014	11.704365	11.938789	2.00%	509,946
2013	10.437720	11.704365	12.14%	522,508
2012	9.610103	10.437720	8.61%	556,458
2011	9.959791	9.610103	-3.51%	560,515
2010	9.223900	9.959791	7.98%	163,160
2009	7.871204	9.223900	17.19%	11,969
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.166858	11.741049	-3.50%	1,917,317
2014	11.882387	12.166858	2.39%	1,972,168
2013	10.020638	11.882387	18.58%	2,033,038
2012	9.016475	10.020638	11.14%	1,783,214
2011	9.548087	9.016475	-5.57%	1,425,371
2010	8.686563	9.548087	9.92%	437,175
2009	7.153399	8.686563	21.43%	134,195
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.255488	10.927071	-2.92%	267,504
2014	11.137086	11.255488	1.06%	280,477
2013	10.852280	11.137086	2.62%	312,321
2012	10.322914	10.852280	5.13%	656,330
2011	10.407724	10.322914	-0.81%	400,116
2010	9.964165	10.407724	4.45%	103,025
2009	9.014543	9.964165	10.53%	18,527
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.760901	10.072220	-6.40%	0
2014	10.759793	10.760901	0.01%	0
2013*	10.000000	10.759793	7.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.765736	10.015387	-6.97%	6,760
2014	10.897481	10.765736	-1.21%	6,743
2013*	10.000000	10.897481	8.97%	0
67

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.065292	11.674066	-3.24%	1,621,066
2014	11.797543	12.065292	2.27%	1,722,624
2013	10.239715	11.797543	15.21%	1,770,891
2012	9.317957	10.239715	9.89%	1,864,189
2011	9.754667	9.317957	-4.48%	1,486,916
2010	8.955653	9.754667	8.92%	455,563
2009	7.509050	8.955653	19.26%	103,716
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.100970	11.656278	-3.67%	100,597
2014	11.833381	12.100970	2.26%	106,105
2013	9.735914	11.833381	21.54%	107,711
2012	8.688170	9.735914	12.06%	107,730
2011	9.318567	8.688170	-6.76%	76,303
2010	8.408744	9.318567	10.82%	37,328
2009	6.792527	8.408744	23.79%	28,685
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.768468	11.386952	-3.24%	173,822
2014	11.561245	11.768468	1.79%	194,118
2013	10.626957	11.561245	8.79%	235,550
2012	9.874778	10.626957	7.62%	274,137
2011	10.123792	9.874778	-2.46%	170,318
2010	9.493792	10.123792	6.64%	64,105
2009	8.248893	9.493792	15.09%	10,196
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.605431	11.250161	-3.06%	12,826
2014	11.336079	11.605431	2.38%	19,850
2013	11.843194	11.336079	-4.28%	19,957
2012	11.267148	11.843194	5.11%	17,973
2011	10.843428	11.267148	3.91%	22,361
2010	10.383519	10.843428	4.43%	14,945
2009	9.777090	10.383519	6.20%	2,790
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.576244	12.235946	-2.71%	22,195
2014	12.260619	12.576244	2.57%	19,553
2013	12.798656	12.260619	-4.20%	14,779
2012	12.217619	12.798656	4.76%	12,971
2011	11.779323	12.217619	3.72%	10,199
2010	11.140309	11.779323	5.74%	6,482
2009	9.782878	11.140309	13.88%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	27.938018	22.887585	-18.08%	15,630
2014	30.303154	27.938018	-7.80%	29,861
68

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	11.887106	11.612923	-2.31%	25,882
2014	11.623414	11.887106	2.27%	28,961
2013	12.387283	11.623414	-6.17%	29,097
2012	12.290923	12.387283	0.78%	24,637
2011	11.716553	12.290923	4.90%	26,702
2010	11.433372	11.716553	2.48%	24,419
2009	11.384473	11.433372	0.43%	2,297
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.407890	7.958021	-5.35%	17,499
2014	8.659376	8.407890	-2.90%	15,917
2013	7.531388	8.659376	14.98%	15,563
2012	6.683524	7.531388	12.69%	15,925
2011	7.592916	6.683524	-11.98%	16,082
2010	6.870228	7.592916	10.52%	12,266
2009	5.426594	6.870228	26.60%	209
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.090759	8.767220	-3.56%	40,785
2014	9.908397	9.090759	-8.25%	33,220
2013	8.372107	9.908397	18.35%	18,198
2012	7.241943	8.372107	15.61%	18,537
2011	8.496374	7.241943	-14.76%	21,187
2010	8.088902	8.496374	5.04%	8,798
2009	6.431015	8.088902	25.78%	1,630
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	22.315306	21.606498	-3.18%	19,935
2014	21.733789	22.315306	2.68%	20,779
2013	17.463989	21.733789	24.45%	20,779
2012	15.407437	17.463989	13.35%	20,883
2011	16.398041	15.407437	-6.04%	9,232
2010	14.626875	16.398041	12.11%	6,125
2009	11.757277	14.626875	24.41%	6,125
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.751467	14.401864	-2.37%	456,610
2014	14.422004	14.751467	2.28%	520,354
2013	13.001097	14.422004	10.93%	621,761
2012	12.153512	13.001097	6.97%	632,453
2011	12.317334	12.153512	-1.33%	456,036
2010	11.468700	12.317334	7.40%	146,504
2009*	10.000000	11.468700	14.69%	2,535
69

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.851083	16.392681	-2.72%	738,242
2014	16.376602	16.851083	2.90%	749,494
2013	14.013091	16.376602	16.87%	756,143
2012	12.765295	14.013091	9.77%	699,126
2011	13.175134	12.765295	-3.11%	572,244
2010	12.024686	13.175134	9.57%	205,057
2009*	10.000000	12.024686	20.25%	8,518
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	12.945045	12.693762	-1.94%	319,168
2014	12.740586	12.945045	1.60%	385,866
2013	12.426751	12.740586	2.53%	440,603
2012	12.081680	12.426751	2.86%	509,193
2011	12.001071	12.081680	0.67%	350,424
2010	11.588123	12.001071	3.56%	189,895
2009	10.862009	11.588123	6.68%	3,194
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.616906	10.046766	-5.37%	0
2014	10.595536	10.616906	0.20%	0
2013*	10.000000	10.595536	5.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.629578	9.984545	-6.07%	16,178
2014	10.683488	10.629578	-0.50%	11,243
2013*	10.000000	10.683488	6.83%	11,243
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	17.815286	17.365008	-2.53%	311,285
2014	17.318724	17.815286	2.87%	340,104
2013	15.183567	17.318724	14.06%	368,308
2012	14.011054	15.183567	8.37%	361,971
2011	14.331351	14.011054	-2.23%	234,230
2010	13.211670	14.331351	8.47%	85,918
2009	11.339064	13.211670	16.51%	4,241
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	20.432495	19.837104	-2.91%	33,106
2014	19.905411	20.432495	2.65%	33,107
2013	16.631340	19.905411	19.69%	33,107
2012	14.949262	16.631340	11.25%	28,055
2011	15.616983	14.949262	-4.28%	23,130
2010	14.151761	15.616983	10.35%	16,992
2009	11.632622	14.151761	21.66%	16,992
70

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	15.448958	15.104456	-2.23%	200,374
2014	15.081694	15.448958	2.44%	213,151
2013	13.956215	15.081694	8.06%	208,205
2012	13.208920	13.956215	5.66%	220,203
2011	13.232452	13.208920	-0.18%	132,012
2010	12.468141	13.232452	6.13%	74,286
2009	11.128173	12.468141	12.04%	47,973
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.308616	21.844833	2.52%	19,238
2014	20.069524	21.308616	6.17%	19,765
2013	15.057173	20.069524	33.29%	20,231
2012	13.001498	15.057173	15.81%	25,005
2011	13.633525	13.001498	-4.64%	13,774
2010	12.845949	13.633525	6.13%	5,704
2009*	10.000000	12.845949	28.46%	59
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.902433	9.466939	-4.40%	6,721
2014*	10.000000	9.902433	-0.98%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.097809	9.889606	-2.06%	0
2014*	10.000000	10.097809	0.98%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	31.243306	29.781555	-4.68%	31,599
2014	29.195791	31.243306	7.01%	33,534
2013	22.437147	29.195791	30.12%	25,191
2012	19.530446	22.437147	14.88%	27,242
2011	20.490280	19.530446	-4.68%	25,367
2010	16.600993	20.490280	23.43%	9,441
2009	12.412237	16.600993	33.75%	1,484
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.928965	8.732526	-2.20%	222,851
2014	9.129818	8.928965	-2.20%	210,373
2013	9.335189	9.129818	-2.20%	197,211
2012	9.545762	9.335189	-2.21%	179,400
2011	9.759894	9.545762	-2.19%	125,870
2010	9.979424	9.759894	-2.20%	96,131
2009	10.199628	9.979424	-2.16%	5,667
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	14.049031	13.342799	-5.03%	84,941
2014	13.828018	14.049031	1.60%	99,195
2013	14.299888	13.828018	-3.30%	111,082
2012	13.026591	14.299888	9.77%	90,511
2011	12.618769	13.026591	3.23%	66,983
2010	11.667273	12.618769	8.16%	28,412
2009	9.591260	11.667273	21.64%	7,476
71

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.198779	9.909075	-2.84%	34,958
2014	10.571160	10.198779	-3.52%	29,593
2013	8.927250	10.571160	18.41%	26,546
2012	7.902091	8.927250	12.97%	29,219
2011	8.939901	7.902091	-11.61%	19,220
2010	8.031975	8.939901	11.30%	5,732
2009	6.033930	8.031975	33.11%	1,106
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	14.198122	13.143383	-7.43%	33,941
2014	16.073054	14.198122	-11.67%	27,020
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.615611	13.732808	0.86%	40,691
2014	12.639216	13.615611	7.73%	48,695
2013	9.614618	12.639216	31.46%	54,096
2012	8.465103	9.614618	13.58%	58,203
2011	8.944253	8.465103	-5.36%	40,154
2010	7.927715	8.944253	12.82%	12,279
2009	6.266640	7.927715	26.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.924536	12.205760	-5.56%	8,941
2014	11.987376	12.924536	7.82%	11,365
2013	9.077336	11.987376	32.06%	13,571
2012	7.893419	9.077336	15.00%	15,639
2011	8.594269	7.893419	-8.15%	16,824
2010	7.794044	8.594269	10.27%	8,653
2009	6.254822	7.794044	24.61%	3,235
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.641543	13.295271	-2.54%	24,222
2014	13.448209	13.641543	1.44%	26,122
2013	9.920609	13.448209	35.56%	26,035
2012	8.848477	9.920609	12.12%	28,453
2011	9.468588	8.848477	-6.55%	32,589
2010	7.655179	9.468588	23.69%	7,325
2009	6.177518	7.655179	23.92%	1,966
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.408460	15.584364	-5.02%	13,430
2014	14.337307	16.408460	14.45%	8,251
2013	10.804765	14.337307	32.69%	9,689
2012	9.496154	10.804765	13.78%	11,156
2011	9.940108	9.496154	-4.47%	12,715
2010	8.495635	9.940108	17.00%	5,661
2009	6.658061	8.495635	27.60%	784
72

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	20.720754	20.372175	-1.68%	16,899
2014	20.662449	20.720754	0.28%	16,266
2013	14.676513	20.662449	40.79%	17,596
2012	13.269999	14.676513	10.60%	19,982
2011	13.685788	13.269999	-3.04%	22,476
2010	11.185330	13.685788	22.35%	1,697
2009	8.992275	11.185330	24.39%	750
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	31.165846	28.563064	-8.35%	2,007
2014	29.847658	31.165846	4.42%	2,399
2013	21.795270	29.847658	36.95%	2,890
2012	18.525111	21.795270	17.65%	4,928
2011	20.033551	18.525111	-7.53%	1,690
2010	16.195979	20.033551	23.69%	896
2009	13.157737	16.195979	23.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	27.468815	26.355306	-4.05%	2,355
2014	27.931512	27.468815	-1.66%	2,852
2013	20.319595	27.931512	37.46%	2,966
2012	18.032036	20.319595	12.69%	3,214
2011	19.572741	18.032036	-7.87%	2,037
2010	16.012704	19.572741	22.23%	1,407
2009	12.179554	16.012704	31.47%	478
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	20.345283	20.029362	-1.55%	2,989
2014	18.604547	20.345283	9.36%	2,143
2013	14.544570	18.604547	27.91%	2,331
2012	13.063558	14.544570	11.34%	2,548
2011	13.306493	13.063558	-1.83%	2,668
2010	12.016606	13.306493	10.73%	818
2009	9.785982	12.016606	22.79%	700
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.333044	12.301583	-7.74%	51,113
2014	10.600397	13.333044	25.78%	24,935
2013	10.553881	10.600397	0.44%	26,081
2012	9.336965	10.553881	13.03%	26,202
2011	8.994404	9.336965	3.81%	19,159
2010	7.083961	8.994404	26.97%	1,945
2009	5.549924	7.083961	27.64%	2,580
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.858823	12.694507	-1.28%	37,266
2014	11.627490	12.858823	10.59%	25,452
2013*	10.000000	11.627490	16.27%	0
73

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.921478	9.670095	-2.53%	44,503
2014	10.094804	9.921478	-1.72%	59,687
2013	10.311022	10.094804	-2.10%	34,736
2012	10.184712	10.311022	1.24%	29,833
2011	10.279747	10.184712	-0.92%	23,493
2010	10.262637	10.279747	0.17%	9,128
2009	9.796941	10.262637	4.75%	3,614
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.774308	11.883315	-6.97%	19,452
2014	12.493067	12.774308	2.25%	11,997
2013*	10.000000	12.493067	24.93%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.113984	13.264625	-6.02%	96,915
2014	15.711594	14.113984	-10.17%	95,115
2013	13.376906	15.711594	17.45%	97,167
2012	11.440266	13.376906	16.93%	104,075
2011	13.357126	11.440266	-14.35%	82,846
2010	12.842401	13.357126	4.01%	24,857
2009*	10.000000	12.842401	28.42%	5,379
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.586051	9.392379	-2.02%	53,343
2014	9.742269	9.586051	-1.60%	60,974
2013	9.900358	9.742269	-1.60%	58,830
2012	9.677955	9.900358	2.30%	63,146
2011	9.866572	9.677955	-1.91%	52,654
2010	9.582086	9.866572	2.97%	21,174
2009	8.645410	9.582086	10.83%	3,647
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	27.430424	27.812084	1.39%	12,251
2014	27.482467	27.430424	-0.19%	9,071
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.978848	9.054037	0.84%	3,439
2014*	10.000000	8.978848	-10.21%	628
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	21.600670	21.781778	0.84%	17,482
2014	20.005831	21.600670	7.97%	24,123
2013	15.562853	20.005831	28.55%	26,619
2012	13.647025	15.562853	14.04%	26,743
2011	13.997406	13.647025	-2.50%	22,628
2010	12.356512	13.997406	13.28%	6,771
2009	9.871159	12.356512	25.18%	483
74

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	32.741484	30.069747	-8.16%	9,853
2014	29.983512	32.741484	9.20%	18,008
2013	21.801155	29.983512	37.53%	15,698
2012	18.945064	21.801155	15.08%	8,041
2011	19.843257	18.945064	-4.53%	8,095
2010	16.487767	19.843257	20.35%	3,984
2009	12.316200	16.487767	33.87%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.157318	9.021064	-11.19%	17,333
2014	10.338797	10.157318	-1.76%	17,936
2013	10.559837	10.338797	-2.09%	11,195
2012*	10.000000	10.559837	5.60%	3,088
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.023964	8.616697	-4.51%	7,516
2014	9.099154	9.023964	-0.83%	7,516
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.304614	10.262603	-9.22%	12,571
2014	11.524223	11.304614	-1.91%	23,912
2013	12.611677	11.524223	-8.62%	22,950
2012	12.254916	12.611677	2.91%	18,931
2011	11.557154	12.254916	6.04%	8,873
2010	10.804504	11.557154	6.97%	6,888
2009*	10.000000	10.804504	8.05%	3,528
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.997248	10.777766	-2.00%	194,954
2014	11.161119	10.997248	-1.47%	210,544
2013	11.438755	11.161119	-2.43%	219,393
2012	11.060744	11.438755	3.42%	228,844
2011	11.196028	11.060744	-1.21%	174,770
2010	10.883488	11.196028	2.87%	54,346
2009*	10.000000	10.883488	8.83%	10,944
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.391266	10.196770	-1.87%	140,540
2014	10.199928	10.391266	1.88%	141,554
2013	10.647977	10.199928	-4.21%	158,045
2012	9.943457	10.647977	7.09%	159,185
2011*	10.000000	9.943457	-0.57%	54,909
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.386120	30.123660	10.00%	28,246
2014	21.338927	27.386120	28.34%	19,266
2013	14.496145	21.338927	47.20%	16,616
2012	11.315229	14.496145	28.11%	13,319
2011	10.480715	11.315229	7.96%	2,935
2010*	10.000000	10.480715	4.81%	541
75

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.175556	-18.24%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.275725	5.386327	-34.91%	16,947
2014	10.460493	8.275725	-20.89%	39,259
2013	9.676483	10.460493	8.10%	41,205
2012*	10.000000	9.676483	-3.24%	47,324
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.151993	5.291504	-35.09%	23,451
2014	10.335155	8.151993	-21.12%	27,662
2013	9.581217	10.335155	7.87%	30,855
2012*	10.000000	9.581217	-4.19%	19,887
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	21.761296	20.668980	-5.02%	30,314
2014	22.676759	21.761296	-4.04%	24,918
2013	15.433916	22.676759	46.93%	24,839
2012	14.630387	15.433916	5.49%	16,028
2011	15.679640	14.630387	-6.69%	11,307
2010	12.646269	15.679640	23.99%	862
2009	8.471187	12.646269	49.29%	0
76

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.229083	10.828171	-3.57%	0
2014	11.029439	11.229083	1.81%	0
2013	10.085525	11.029439	9.36%	0
2012*	10.000000	10.085525	0.86%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	31.502257	29.025074	-7.86%	434
2014	29.596212	31.502257	6.44%	440
2013	22.009292	29.596212	34.47%	359
2012	19.016442	22.009292	15.74%	286
2011	21.299863	19.016442	-10.72%	101
2010	17.221653	21.299863	23.68%	89
2009	12.356226	17.221653	39.38%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.350787	11.768846	-4.71%	5,010
2014	12.237727	12.350787	0.92%	4,959
2013	13.686406	12.237727	-10.58%	4,810
2012	13.045835	13.686406	4.91%	3,991
2011	11.948668	13.045835	9.18%	3,711
2010	11.634318	11.948668	2.70%	2,357
2009	10.804542	11.634318	7.68%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	21.489920	20.663964	-3.84%	391
2014	18.922925	21.489920	13.57%	400
2013	14.910049	18.922925	26.91%	440
2012	13.131046	14.910049	13.55%	501
2011	13.553811	13.131046	-3.12%	563
2010	11.659979	13.553811	16.24%	543
2009	9.194334	11.659979	26.82%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.701121	-2.99%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.477997	14.003358	-3.28%	0
2014	14.537944	14.477997	-0.41%	0
2013	13.005302	14.537944	11.78%	0
2012	12.105642	13.005302	7.43%	0
2011	12.858100	12.105642	-5.85%	0
2010	11.990240	12.858100	7.24%	0
2009*	10.000000	11.990240	19.90%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.157763	-8.42%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.728982	-2.71%	0
77

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.539212	11.459064	-8.61%	0
2014	12.151691	12.539212	3.19%	0
2013*	10.000000	12.151691	21.52%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.815705	10.301026	-4.76%	0
2014*	10.000000	10.815705	8.16%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	31.098730	29.675580	-4.58%	0
2014	30.280069	31.098730	2.70%	0
2013	22.024979	30.280069	37.48%	0
2012	19.478398	22.024979	13.07%	0
2011	19.824469	19.478398	-1.75%	0
2010	16.125877	19.824469	22.94%	0
2009	13.201674	16.125877	22.15%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	22.532641	22.205564	-1.45%	200
2014	20.390977	22.532641	10.50%	203
2013	15.846549	20.390977	28.68%	170
2012	14.046796	15.846549	12.81%	106
2011	14.147538	14.046796	-0.71%	0
2010	12.642499	14.147538	11.90%	0
2009	10.266291	12.642499	23.15%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	20.337892	19.330858	-4.95%	340
2014	19.305656	20.337892	5.35%	328
2013	16.354082	19.305656	18.05%	266
2012	15.199128	16.354082	7.60%	151
2011	14.305876	15.199128	6.24%	0
2010	12.727560	14.305876	12.40%	0
2009	10.657988	12.727560	19.42%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.829217	9.507860	-3.27%	0
2014	10.003364	9.829217	-1.74%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	14.015498	13.620487	-2.82%	0
2014	13.765746	14.015498	1.81%	0
2013	12.447178	13.765746	10.59%	0
2012	11.418286	12.447178	9.01%	0
2011	11.736660	11.418286	-2.71%	0
2010	10.673684	11.736660	9.96%	0
2009	8.813630	10.673684	21.10%	0
78

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	14.531780	14.132356	-2.75%	0
2014	14.220412	14.531780	2.19%	1
2013	12.587099	14.220412	12.98%	1,303
2012	11.394733	12.587099	10.46%	1,429
2011	11.809038	11.394733	-3.51%	1,913
2010	10.571990	11.809038	11.70%	579
2009	8.417740	10.571990	25.59%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	15.164390	14.737109	-2.82%	0
2014	14.818510	15.164390	2.33%	0
2013	12.492711	14.818510	18.62%	0
2012	11.101991	12.492711	12.53%	0
2011	11.693674	11.101991	-5.06%	0
2010	10.327628	11.693674	13.23%	0
2009	8.058275	10.327628	28.16%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	15.801620	12.234276	-22.58%	0
2014	18.541012	15.801620	-14.77%	0
2013	15.286370	18.541012	21.29%	0
2012	14.939807	15.286370	2.32%	0
2011	16.129558	14.939807	-7.38%	0
2010	13.854785	16.129558	16.42%	0
2009	9.609469	13.854785	44.18%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	20.956449	19.606588	-6.44%	829
2014	19.773112	20.956449	5.98%	803
2013	15.832562	19.773112	24.89%	854
2012	13.844855	15.832562	14.36%	920
2011	14.077935	13.844855	-1.66%	1,013
2010	12.538662	14.077935	12.28%	0
2009	9.881046	12.538662	26.90%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	22.544793	23.547038	4.45%	0
2014	20.786323	22.544793	8.46%	0
2013	15.643611	20.786323	32.87%	0
2012	13.996775	15.643611	11.77%	0
2011	14.330246	13.996775	-2.33%	0
2010	11.841618	14.330246	21.02%	0
2009	9.471628	11.841618	25.02%	0
79

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	12.774041	12.374165	-3.13%	4,957
2014	12.379300	12.774041	3.19%	5,037
2013	12.938291	12.379300	-4.32%	3,980
2012	12.540861	12.938291	3.17%	3,693
2011	11.991605	12.540861	4.58%	3,575
2010	11.412454	11.991605	5.07%	687
2009	10.116151	11.412454	12.81%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	33.557717	32.251778	-3.89%	882
2014	32.393887	33.557717	3.59%	916
2013	24.402823	32.393887	32.75%	858
2012	21.803479	24.402823	11.92%	847
2011	25.032679	21.803479	-12.90%	666
2010	19.927699	25.032679	25.62%	0
2009	14.594916	19.927699	36.54%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	20.000392	20.184447	0.92%	200
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.831535	10.841127	-8.37%	0
2014	11.774741	11.831535	0.48%	0
2013	9.737205	11.774741	20.93%	0
2012	8.641912	9.737205	12.67%	0
2011	8.983478	8.641912	-3.80%	0
2010	8.339673	8.983478	7.72%	0
2009	6.553439	8.339673	27.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.054530	12.762552	-9.19%	0
2014	13.750694	14.054530	2.21%	0
2013	12.352259	13.750694	11.32%	0
2012	11.223660	12.352259	10.06%	0
2011	11.219787	11.223660	0.03%	0
2010	10.192119	11.219787	10.08%	0
2009	7.693418	10.192119	32.48%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	29.467188	26.662597	-9.52%	516
2014	29.989828	29.467188	-1.74%	505
2013	22.530691	29.989828	33.11%	391
2012	19.480253	22.530691	15.66%	329
2011	20.717010	19.480253	-5.97%	154
2010	16.537081	20.717010	25.28%	141
2009	13.105461	16.537081	26.18%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.283081	7.291461	-21.45%	0
2014*	10.000000	9.283081	-7.17%	0
80

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	19.811405	18.098832	-8.64%	0
2014	22.818099	19.811405	-13.18%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.638269	9.011170	-6.51%	0
2014	9.687601	9.638269	-0.51%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.441315	10.527852	-7.98%	0
2014	11.266161	11.441315	1.55%	0
2013	10.153788	11.266161	10.96%	0
2012*	10.000000	10.153788	1.54%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.062981	10.013304	-0.49%	0
2014	9.841309	10.062981	2.25%	0
2013*	10.000000	9.841309	-1.59%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.634847	11.815782	-6.48%	0
2014	12.414676	12.634847	1.77%	0
2013	9.891327	12.414676	25.51%	0
2012*	10.000000	9.891327	-1.09%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.583654	13.409445	-1.28%	0
2014	12.910444	13.583654	5.21%	0
2013	9.673405	12.910444	33.46%	0
2012*	10.000000	9.673405	-3.27%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	14.941114	13.378976	-10.46%	0
2014	16.142931	14.941114	-7.44%	0
2013	13.204300	16.142931	22.26%	0
2012	11.341055	13.204300	16.43%	0
2011	12.508963	11.341055	-9.34%	0
2010	11.781172	12.508963	6.18%	0
2009*	10.000000	11.781172	17.81%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.546047	10.546649	-8.66%	0
2014	11.596963	11.546047	-0.44%	0
2013	10.742066	11.596963	7.96%	0
2012*	10.000000	10.742066	7.42%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.379067	12.315745	-7.95%	0
2014	12.695006	13.379067	5.39%	0
2013	9.999936	12.695006	26.95%	0
2012*	10.000000	9.999936	0.00%	0
81

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.719682	-2.80%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	26.874908	29.391194	9.36%	0
2014	25.360125	26.874908	5.97%	0
2013	19.831652	25.360125	27.88%	0
2012	16.389240	19.831652	21.00%	0
2011	18.025613	16.389240	-9.08%	0
2010	17.327037	18.025613	4.03%	0
2009	12.145867	17.327037	42.66%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	13.978786	14.291751	2.24%	0
2014	13.084716	13.978786	6.83%	0
2013	9.891772	13.084716	32.28%	0
2012*	10.000000	9.891772	-1.08%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	26.766165	23.847742	-10.90%	0
2014	31.168507	26.766165	-14.12%	0
2013	27.915345	31.168507	11.65%	0
2012	25.246530	27.915345	10.57%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.108217	7.113817	-21.90%	0
2014	9.776041	9.108217	-6.83%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.667618	12.110638	-4.40%	0
2014	14.016405	12.667618	-9.62%	0
2013	10.158827	14.016405	37.97%	0
2012*	10.000000	10.158827	1.59%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	25.222353	24.412055	-3.21%	1,116
2014	23.426074	25.222353	7.67%	1,134
2013	17.682848	23.426074	32.48%	1,099
2012	15.619350	17.682848	13.21%	1,057
2011	16.061210	15.619350	-2.75%	937
2010	14.781145	16.061210	8.66%	899
2009	12.355204	14.781145	19.63%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.299475	14.853587	3.88%	1,388
2014	14.472182	14.299475	-1.19%	1,426
2013	11.605534	14.472182	24.70%	1,129
2012	10.246878	11.605534	13.26%	826
2011	10.677419	10.246878	-4.03%	247
2010*	10.000000	10.677419	6.77%	248
82

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.120299	14.620665	-9.30%	0
2014	16.847611	16.120299	-4.32%	0
2013	13.071535	16.847611	28.89%	0
2012	10.911116	13.071535	19.80%	0
2011	11.270121	10.911116	-3.19%	0
2010*	10.000000	11.270121	12.70%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.290168	19.876500	-6.64%	0
2014	19.293268	21.290168	10.35%	0
2013	14.997245	19.293268	28.65%	0
2012	13.413445	14.997245	11.81%	0
2011	13.662112	13.413445	-1.82%	0
2010	12.358219	13.662112	10.55%	0
2009*	10.000000	12.358219	23.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.441022	13.261105	-1.34%	14,079
2014	13.103534	13.441022	2.58%	36,036
2013	10.878792	13.103534	20.45%	34,927
2012	9.623060	10.878792	13.05%	35,869
2011	9.758453	9.623060	-1.39%	31,952
2010	8.916511	9.758453	9.44%	26,861
2009	7.394927	8.916511	20.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.786745	10.514297	-2.53%	6,711
2014	10.517076	10.786745	2.56%	9,165
2013	11.049063	10.517076	-4.81%	8,968
2012	10.774671	11.049063	2.55%	7,827
2011	10.430566	10.774671	3.30%	7,471
2010	10.072682	10.430566	3.55%	2,644
2009	9.192839	10.072682	9.57%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.216354	14.798155	4.09%	2,568
2014	14.288769	14.216354	-0.51%	2,687
2013	11.368798	14.288769	25.68%	2,526
2012	9.531758	11.368798	19.27%	2,483
2011	10.757205	9.531758	-11.39%	2,194
2010	9.892359	10.757205	8.74%	1,327
2009	7.150385	9.892359	38.35%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.594589	14.135551	3.98%	1,472
2014	12.875954	13.594589	5.58%	1,544
2013	10.168096	12.875954	26.63%	1,325
2012	8.865280	10.168096	14.70%	1,038
2011	9.519878	8.865280	-6.88%	504
2010	8.243944	9.519878	15.48%	486
2009	6.080041	8.243944	35.59%	0
83

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.469336	12.314903	-1.24%	8,329
2014	11.578662	12.469336	7.69%	11,039
2013	8.912717	11.578662	29.91%	11,478
2012	7.793253	8.912717	14.36%	12,342
2011	8.158742	7.793253	-4.48%	12,315
2010	7.524809	8.158742	8.42%	4,446
2009	5.893277	7.524809	27.68%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	18.319658	17.431559	-4.85%	0
2014	18.284617	18.319658	0.19%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	22.646487	20.683891	-8.67%	526
2014	21.280109	22.646487	6.42%	490
2013	16.098128	21.280109	32.19%	408
2012	13.944169	16.098128	15.45%	266
2011	14.645164	13.944169	-4.79%	0
2010	12.984174	14.645164	12.79%	0
2009	10.360937	12.984174	25.32%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.348347	10.737038	-5.39%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.018675	10.575576	-4.02%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.297300	11.871131	-3.47%	0
2014	11.812024	12.297300	4.11%	0
2013	8.423100	11.812024	40.23%	0
2012	7.379479	8.423100	14.14%	0
2011	8.549414	7.379479	-13.68%	0
2010	7.583732	8.549414	12.73%	0
2009	5.074574	7.583732	49.45%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.152121	13.768757	-2.71%	0
2014	13.107685	14.152121	7.97%	0
2013	9.683031	13.107685	35.37%	0
2012	8.898556	9.683031	8.82%	0
2011	9.415105	8.898556	-5.49%	0
2010	7.798987	9.415105	20.72%	0
2009	6.081035	7.798987	28.25%	0
84

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	11.999294	11.517663	-4.01%	0
2014	11.753265	11.999294	2.09%	0
2013	9.291209	11.753265	26.50%	0
2012	8.187826	9.291209	13.48%	0
2011	8.951193	8.187826	-8.53%	0
2010	7.969799	8.951193	12.31%	0
2009	6.313982	7.969799	26.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.857644	11.462165	-3.34%	6,224
2014	11.636713	11.857644	1.90%	6,303
2013	10.388000	11.636713	12.02%	6,377
2012	9.574146	10.388000	8.50%	4,799
2011	9.932656	9.574146	-3.61%	6,681
2010	9.208171	9.932656	7.87%	6,770
2009	7.865828	9.208171	17.07%	8,819
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.084148	11.649313	-3.60%	37,639
2014	11.813692	12.084148	2.29%	38,157
2013	9.972903	11.813692	18.46%	34,416
2012	8.982727	9.972903	11.02%	34,991
2011	9.522066	8.982727	-5.66%	25,809
2010	8.671740	9.522066	9.81%	3,149
2009	7.148507	8.671740	21.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.178998	10.841711	-3.02%	18,620
2014	11.072718	11.178998	0.96%	19,175
2013	10.800604	11.072718	2.52%	19,494
2012	10.284299	10.800604	5.02%	19,795
2011	10.379376	10.284299	-0.92%	13,779
2010	9.947199	10.379376	4.34%	9,533
2009	9.008401	9.947199	10.42%	8,072
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.742558	10.044769	-6.50%	0
2014	10.752440	10.742558	-0.09%	0
2013*	10.000000	10.752440	7.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.747369	9.988070	-7.06%	0
2014	10.890029	10.747369	-1.31%	0
2013*	10.000000	10.890029	8.90%	0
85

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	11.983267	11.582838	-3.34%	20,482
2014	11.729330	11.983267	2.16%	31,571
2013	10.190928	11.729330	15.10%	32,543
2012	9.283067	10.190928	9.78%	33,571
2011	9.728060	9.283067	-4.57%	34,700
2010	8.940378	9.728060	8.81%	14,074
2009	7.503919	8.940378	19.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.018682	11.565174	-3.77%	0
2014	11.764943	12.018682	2.16%	0
2013	9.689509	11.764943	21.42%	0
2012	8.655633	9.689509	11.94%	0
2011	9.293142	8.655633	-6.86%	0
2010	8.394383	9.293142	10.71%	0
2009	6.787876	8.394383	23.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.688490	11.297981	-3.34%	0
2014	11.494427	11.688490	1.69%	0
2013	10.576351	11.494427	8.68%	0
2012	9.837830	10.576351	7.51%	0
2011	10.096214	9.837830	-2.56%	0
2010	9.477613	10.096214	6.53%	0
2009	8.243260	9.477613	14.97%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.526562	11.162271	-3.16%	0
2014	11.270571	11.526562	2.27%	0
2013	11.786815	11.270571	-4.38%	0
2012	11.225019	11.786815	5.00%	0
2011	10.813910	11.225019	3.80%	0
2010	10.365838	10.813910	4.32%	0
2009	9.770424	10.365838	6.09%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.490763	12.140339	-2.81%	0
2014	12.189741	12.490763	2.47%	0
2013	12.737701	12.189741	-4.30%	0
2012	12.171912	12.737701	4.65%	0
2011	11.747246	12.171912	3.62%	0
2010	11.121340	11.747246	5.63%	0
2009	9.776210	11.121340	13.76%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	27.600690	22.588078	-18.16%	0
2014	29.967920	27.600690	-7.90%	0
86

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	11.743590	11.460991	-2.41%	2,893
2014	11.494837	11.743590	2.16%	2,980
2013	12.262795	11.494837	-6.26%	2,891
2012	12.179887	12.262795	0.68%	2,449
2011	11.622557	12.179887	4.80%	2,105
2010	11.353241	11.622557	2.37%	2,411
2009	11.316250	11.353241	0.33%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.350721	7.895826	-5.45%	0
2014	8.609305	8.350721	-3.00%	0
2013	7.495499	8.609305	14.86%	0
2012	6.658488	7.495499	12.57%	0
2011	7.572217	6.658488	-12.07%	0
2010	6.858499	7.572217	10.41%	0
2009	5.422874	6.858499	26.47%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.010508	8.680936	-3.66%	0
2014	9.830994	9.010508	-8.35%	0
2013	8.315198	9.830994	18.23%	0
2012	7.200089	8.315198	15.49%	0
2011	8.455900	7.200089	-14.85%	0
2010	8.058595	8.455900	4.93%	0
2009	6.413474	8.058595	25.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	22.045835	21.323753	-3.28%	0
2014	21.493317	22.045835	2.57%	0
2013	17.288425	21.493317	24.32%	0
2012	15.268197	17.288425	13.23%	0
2011	16.266448	15.268197	-6.14%	0
2010	14.524317	16.266448	11.99%	0
2009	11.686794	14.524317	24.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.666217	14.303997	-2.47%	0
2014	14.353336	14.666217	2.18%	0
2013	12.952442	14.353336	10.82%	23,454
2012	12.120454	12.952442	6.86%	23,715
2011	12.296361	12.120454	-1.43%	9,169
2010	11.460873	12.296361	7.29%	8,337
2009*	10.000000	11.460873	14.61%	0
87

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.753676	16.281254	-2.82%	7,533
2014	16.298607	16.753676	2.79%	7,618
2013	13.960620	16.298607	16.75%	7,695
2012	12.730542	13.960620	9.66%	7,770
2011	13.152685	12.730542	-3.21%	7,850
2010	12.016478	13.152685	9.46%	7,931
2009*	10.000000	12.016478	20.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	12.788741	12.527670	-2.04%	19,759
2014	12.599630	12.788741	1.50%	0
2013	12.301846	12.599630	2.42%	0
2012	11.972516	12.301846	2.75%	0
2011	11.904769	11.972516	0.57%	0
2010	11.506906	11.904769	3.46%	0
2009	10.796914	11.506906	6.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.598807	10.019375	-5.47%	0
2014	10.588302	10.598807	0.10%	0
2013*	10.000000	10.588302	5.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.611462	9.957330	-6.16%	0
2014	10.676193	10.611462	-0.61%	0
2013*	10.000000	10.676193	6.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	17.600125	17.137756	-2.63%	5,554
2014	17.127076	17.600125	2.76%	5,583
2013	15.030908	17.127076	13.95%	5,609
2012	13.884408	15.030908	8.26%	4,551
2011	14.216316	13.884408	-2.33%	10,242
2010	13.119027	14.216316	8.36%	2,167
2009	11.271078	13.119027	16.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	20.185772	19.577522	-3.01%	0
2014	19.685183	20.185772	2.54%	0
2013	16.464155	19.685183	19.56%	0
2012	14.814165	16.464155	11.14%	0
2011	15.491667	14.814165	-4.37%	0
2010	14.052561	15.491667	10.24%	0
2009	11.562898	14.052561	21.53%	0
88

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	15.262382	14.906771	-2.33%	0
2014	14.914797	15.262382	2.33%	0
2013	13.815906	14.914797	7.95%	0
2012	13.089553	13.815906	5.55%	0
2011	13.126252	13.089553	-0.28%	0
2010	12.380722	13.126252	6.02%	0
2009	11.061455	12.380722	11.93%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.185453	21.696358	2.41%	817
2014	19.973956	21.185453	6.07%	859
2013	15.000801	19.973956	33.15%	917
2012	12.966115	15.000801	15.69%	978
2011	13.610303	12.966115	-4.73%	1,068
2010	12.837189	13.610303	6.02%	1,042
2009*	10.000000	12.837189	28.37%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.897707	9.452743	-4.50%	0
2014*	10.000000	9.897707	-1.02%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.093001	9.874788	-2.16%	0
2014*	10.000000	10.093001	0.93%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	30.865983	29.391794	-4.78%	0
2014	28.872720	30.865983	6.90%	0
2013	22.211558	28.872720	29.99%	0
2012	19.353925	22.211558	14.77%	0
2011	20.325826	19.353925	-4.78%	0
2010	16.484590	20.325826	23.30%	0
2009	12.337819	16.484590	33.61%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.820785	8.617901	-2.30%	3,933
2014	9.028432	8.820785	-2.30%	3,992
2013	9.240975	9.028432	-2.30%	3,501
2012	9.459122	9.240975	-2.31%	2,791
2011	9.681179	9.459122	-2.29%	2,007
2010	9.909073	9.681179	-2.30%	21,962
2009	10.138094	9.909073	-2.26%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	13.879403	13.168214	-5.12%	0
2014	13.675061	13.879403	1.49%	0
2013	14.156194	13.675061	-3.40%	0
2012	12.908919	14.156194	9.66%	0
2011	12.517550	12.908919	3.13%	0
2010	11.585507	12.517550	8.04%	0
2009	9.533781	11.585507	21.52%	0
89

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.129433	9.831632	-2.94%	0
2014	10.510044	10.129433	-3.62%	0
2013	8.884716	10.510044	18.29%	0
2012	7.872503	8.884716	12.86%	0
2011	8.915532	7.872503	-11.70%	0
2010	8.018277	8.915532	11.19%	0
2009	6.029803	8.018277	32.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	14.029631	12.974106	-7.52%	1,090
2014	15.898567	14.029631	-11.76%	988
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.523072	13.625530	0.76%	2,372
2014	12.566157	13.523072	7.62%	2,493
2013	9.568821	12.566157	31.32%	2,697
2012	8.433406	9.568821	13.46%	2,837
2011	8.919870	8.433406	-5.45%	3,020
2010	7.914192	8.919870	12.71%	1,589
2009	6.262350	7.914192	26.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.836678	12.110392	-5.66%	5,824
2014	11.918075	12.836678	7.71%	5,704
2013	9.034083	11.918075	31.92%	6,168
2012	7.863867	9.034083	14.88%	6,850
2011	8.570841	7.863867	-8.25%	7,469
2010	7.780740	8.570841	10.15%	5,083
2009	6.250529	7.780740	24.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.548800	13.191374	-2.64%	1,274
2014	13.370464	13.548800	1.33%	1,384
2013	9.873347	13.370464	35.42%	1,328
2012	8.815361	9.873347	12.00%	1,490
2011	9.442793	8.815361	-6.64%	1,616
2010	7.642125	9.442793	23.56%	1,500
2009	6.173291	7.642125	23.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.296941	15.462607	-5.12%	952
2014	14.254428	16.296941	14.33%	996
2013	10.753292	14.254428	32.56%	1,074
2012	9.460613	10.753292	13.66%	1,217
2011	9.913010	9.460613	-4.56%	1,294
2010	8.481138	9.913010	16.88%	1,248
2009	6.653502	8.481138	27.47%	0
90

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	20.470546	20.105594	-1.78%	0
2014	20.433844	20.470546	0.18%	0
2013	14.528970	20.433844	40.64%	0
2012	13.150073	14.528970	10.49%	0
2011	13.575955	13.150073	-3.14%	0
2010	11.106900	13.575955	22.23%	0
2009	8.938350	11.106900	24.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	30.789469	28.189252	-8.45%	752
2014	29.517377	30.789469	4.31%	778
2013	21.576135	29.517377	36.81%	760
2012	18.357664	21.576135	17.53%	887
2011	19.872760	18.357664	-7.62%	1,014
2010	16.082411	19.872760	23.57%	520
2009	13.078860	16.082411	22.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	27.137101	26.010401	-4.15%	0
2014	27.622459	27.137101	-1.76%	0
2013	20.115307	27.622459	37.32%	0
2012	17.869057	20.115307	12.57%	0
2011	19.415660	17.869057	-7.97%	0
2010	15.900436	19.415660	22.11%	0
2009	12.106536	15.900436	31.34%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	20.099590	19.767251	-1.65%	446
2014	18.398691	20.099590	9.24%	448
2013	14.398350	18.398691	27.78%	373
2012	12.945487	14.398350	11.22%	236
2011	13.199707	12.945487	-1.93%	0
2010	11.932366	13.199707	10.62%	0
2009	9.727310	11.932366	22.67%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.242372	12.205434	-7.83%	0
2014	10.539067	13.242372	25.65%	0
2013	10.503576	10.539067	0.34%	0
2012	9.301977	10.503576	12.92%	0
2011	8.969846	9.301977	3.70%	0
2010	7.071839	8.969846	26.84%	0
2009	5.546102	7.071839	27.51%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.836900	12.659902	-1.38%	0
2014	11.619549	12.836900	10.48%	0
2013*	10.000000	11.619549	16.20%	0
91

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.854059	9.594573	-2.63%	1,079
2014	10.036467	9.854059	-1.82%	1,086
2013	10.261925	10.036467	-2.20%	792
2012	10.146606	10.261925	1.14%	409
2011	10.251736	10.146606	-1.03%	0
2010	10.245163	10.251736	0.06%	0
2009	9.790268	10.245163	4.65%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.752522	11.850902	-7.07%	0
2014	12.484524	12.752522	2.15%	0
2013*	10.000000	12.484524	24.85%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.032396	13.174454	-6.11%	2,060
2014	15.636773	14.032396	-10.26%	1,900
2013	13.326827	15.636773	17.33%	1,796
2012	11.409125	13.326827	16.81%	1,910
2011	13.334389	11.409125	-14.44%	1,917
2010	12.833644	13.334389	3.90%	1,738
2009*	10.000000	12.833644	28.34%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.470324	9.269498	-2.12%	0
2014	9.634507	9.470324	-1.70%	0
2013	9.800872	9.634507	-1.70%	0
2012	9.590532	9.800872	2.19%	0
2011	9.787414	9.590532	-2.01%	0
2010	9.514932	9.787414	2.86%	0
2009	8.593607	9.514932	10.72%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	27.099198	27.448158	1.29%	0
2014	27.178412	27.099198	-0.29%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.972701	9.038578	0.73%	0
2014*	10.000000	8.972701	-10.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	21.339780	21.496713	0.74%	0
2014	19.784433	21.339780	7.86%	0
2013	15.406366	19.784433	28.42%	0
2012	13.523659	15.406366	13.92%	0
2011	13.885036	13.523659	-2.60%	0
2010	12.269861	13.885036	13.16%	0
2009	9.811972	12.269861	25.05%	0
92

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	32.346173	29.676310	-8.25%	0
2014	29.651819	32.346173	9.09%	0
2013	21.582024	29.651819	37.39%	0
2012	18.773867	21.582024	14.96%	0
2011	19.684041	18.773867	-4.62%	0
2010	16.372203	19.684041	20.23%	0
2009	12.242398	16.372203	33.73%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.129661	8.987299	-11.28%	0
2014	10.321188	10.129661	-1.86%	0
2013	10.552634	10.321188	-2.19%	0
2012*	10.000000	10.552634	5.53%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.008555	8.593193	-4.61%	0
2014	9.092908	9.008555	-0.93%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.239250	10.192831	-9.31%	0
2014	11.469321	11.239250	-2.01%	0
2013	12.564421	11.469321	-8.72%	0
2012	12.221538	12.564421	2.81%	0
2011	11.537443	12.221538	5.93%	0
2010	10.797116	11.537443	6.86%	0
2009*	10.000000	10.797116	7.97%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.933666	10.704493	-2.10%	5,229
2014	11.107934	10.933666	-1.57%	5,306
2013	11.395900	11.107934	-2.53%	4,868
2012	11.030626	11.395900	3.31%	4,040
2011	11.176939	11.030626	-1.31%	3,344
2010	10.876049	11.176939	2.77%	2,147
2009*	10.000000	10.876049	8.76%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.352363	10.148203	-1.97%	1,700
2014	10.172145	10.352363	1.77%	1,769
2013	10.629848	10.172145	-4.31%	1,732
2012	9.936712	10.629848	6.98%	1,525
2011*	10.000000	9.936712	-0.63%	1,505
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.255890	29.949762	9.88%	0
2014	21.259170	27.255890	28.21%	0
2013	14.456733	21.259170	47.05%	0
2012	11.296020	14.456733	27.98%	0
2011	10.473605	11.296020	7.85%	0
2010*	10.000000	10.473605	4.74%	0
93

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.169955	-18.30%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.253123	5.366103	-34.98%	0
2014	10.442632	8.253123	-20.97%	0
2013	9.669858	10.442632	7.99%	0
2012*	10.000000	9.669858	-3.30%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.129764	5.271669	-35.16%	0
2014	10.317543	8.129764	-21.20%	0
2013	9.574679	10.317543	7.76%	0
2012*	10.000000	9.574679	-4.25%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	21.537047	20.435059	-5.12%	0
2014	22.466058	21.537047	-4.14%	0
2013	15.306144	22.466058	46.78%	0
2012	14.524156	15.306144	5.38%	0
2011	15.581694	14.524156	-6.79%	0
2010	12.580117	15.581694	23.86%	0
2009	8.435497	12.580117	49.13%	0
94

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.183179	10.767338	-3.72%	0
2014	11.001249	11.183179	1.65%	0
2013	10.075212	11.001249	9.19%	0
2012*	10.000000	10.075212	0.75%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	30.932640	28.456479	-8.01%	2,583
2014	29.105747	30.932640	6.28%	2,706
2013	21.677809	29.105747	34.27%	2,757
2012	18.758889	21.677809	15.56%	2,739
2011	21.043653	18.758889	-10.86%	2,914
2010	17.040614	21.043653	23.49%	1,489
2009	12.245136	17.040614	39.16%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.125175	11.536116	-4.86%	2,219
2014	12.032657	12.125175	0.77%	2,178
2013	13.477754	12.032657	-10.72%	2,131
2012	12.866747	13.477754	4.75%	1,518
2011	11.802690	12.866747	9.02%	0
2010	11.509854	11.802690	2.54%	0
2009	10.705391	11.509854	7.51%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	21.173172	20.328128	-3.99%	399
2014	18.672675	21.173172	13.39%	408
2013	14.735474	18.672675	26.72%	450
2012	12.997296	14.735474	13.37%	427
2011	13.436344	12.997296	-3.27%	0
2010	11.576682	13.436344	16.06%	0
2009	9.142685	11.576682	26.62%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.691160	-3.09%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.352496	13.860649	-3.43%	709
2014	14.434097	14.352496	-0.57%	709
2013	12.932238	14.434097	11.61%	709
2012	12.056173	12.932238	7.27%	16
2011	12.825203	12.056173	-6.00%	0
2010	11.977951	12.825203	7.07%	0
2009*	10.000000	11.977951	19.78%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.148362	-8.52%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.718993	-2.81%	0
95

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.507129	11.412192	-8.75%	0
2014	12.139237	12.507129	3.03%	0
2013*	10.000000	12.139237	21.39%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.804601	10.274656	-4.90%	0
2014*	10.000000	10.804601	8.05%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	30.536495	29.094331	-4.72%	0
2014	29.778348	30.536495	2.55%	0
2013	21.693312	29.778348	37.27%	0
2012	19.214633	21.693312	12.90%	0
2011	19.586030	19.214633	-1.90%	0
2010	15.956377	19.586030	22.75%	0
2009	13.083009	15.956377	21.96%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	22.125167	21.770515	-1.60%	261
2014	20.053009	22.125167	10.33%	445
2013	15.607855	20.053009	28.48%	678
2012	13.856527	15.607855	12.64%	1,682
2011	13.977313	13.856527	-0.86%	1,832
2010	12.509578	13.977313	11.73%	0
2009	10.173974	12.509578	22.96%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	19.970149	18.952177	-5.10%	0
2014	18.985726	19.970149	5.19%	0
2013	16.107778	18.985726	17.87%	0
2012	14.993277	16.107778	7.43%	0
2011	14.133774	14.993277	6.08%	0
2010	12.593764	14.133774	12.23%	0
2009	10.562171	12.593764	19.23%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.804009	9.468923	-3.42%	0
2014	9.993056	9.804009	-1.89%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	13.808896	13.399102	-2.97%	0
2014	13.583691	13.808896	1.66%	0
2013	12.301440	13.583691	10.42%	0
2012	11.301985	12.301440	8.84%	0
2011	11.634940	11.301985	-2.86%	15,765
2010	10.597437	11.634940	9.79%	0
2009	8.764105	10.597437	20.92%	0
96

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	14.317559	13.902638	-2.90%	0
2014	14.032323	14.317559	2.03%	0
2013	12.439711	14.032323	12.80%	2,194
2012	11.278658	12.439711	10.29%	2,225
2011	11.706672	11.278658	-3.66%	2,255
2010	10.496453	11.706672	11.53%	0
2009	8.370448	10.496453	25.40%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	14.940810	14.497527	-2.97%	0
2014	14.622477	14.940810	2.18%	0
2013	12.346393	14.622477	18.44%	0
2012	10.988881	12.346393	12.35%	0
2011	11.592302	10.988881	-5.21%	0
2010	10.253829	11.592302	13.05%	0
2009	8.012990	10.253829	27.97%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	15.568540	12.035279	-22.69%	0
2014	18.295656	15.568540	-14.91%	0
2013	15.107258	18.295656	21.11%	0
2012	14.787521	15.107258	2.16%	0
2011	15.989669	14.787521	-7.52%	0
2010	13.755725	15.989669	16.24%	0
2009	9.555447	13.755725	43.96%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	20.577469	19.222454	-6.58%	3,509
2014	19.445395	20.577469	5.82%	3,393
2013	15.594079	19.445395	24.70%	3,276
2012	13.657334	15.594079	14.18%	3,185
2011	13.908591	13.657334	-1.81%	3,367
2010	12.406856	13.908591	12.10%	3,260
2009	9.792217	12.406856	26.70%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	22.137101	23.085729	4.29%	1,220
2014	20.441809	22.137101	8.29%	1,315
2013	15.407973	20.441809	32.67%	1,527
2012	13.807175	15.407973	11.59%	1,764
2011	14.157816	13.807175	-2.48%	1,916
2010	11.717100	14.157816	20.83%	0
2009	9.386449	11.717100	24.83%	0
97

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	12.543040	12.131737	-3.28%	0
2014	12.174124	12.543040	3.03%	1,260
2013	12.743413	12.174124	-4.47%	1,282
2012	12.371017	12.743413	3.01%	5,113
2011	11.847341	12.371017	4.42%	1,188
2010	11.292485	11.847341	4.91%	0
2009	10.025210	11.292485	12.64%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	32.950955	31.620008	-4.04%	523
2014	31.857089	32.950955	3.43%	567
2013	24.035316	31.857089	32.54%	655
2012	21.508216	24.035316	11.75%	1,045
2011	24.731617	21.508216	-13.03%	616
2010	19.718277	24.731617	25.42%	0
2009	14.463722	19.718277	36.33%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	19.638718	19.788998	0.77%	1,908
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.710992	10.714200	-8.51%	0
2014	11.672699	11.710992	0.33%	0
2013	9.667653	11.672699	20.74%	0
2012	8.593393	9.667653	12.50%	0
2011	8.946743	8.593393	-3.95%	0
2010	8.318335	8.946743	7.55%	0
2009	6.546717	8.318335	27.06%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	13.868585	12.574349	-9.33%	0
2014	13.589628	13.868585	2.05%	0
2013	12.226344	13.589628	11.15%	0
2012	11.126373	12.226344	9.89%	26
2011	11.139588	11.126373	-0.12%	0
2010	10.134822	11.139588	9.91%	0
2009	7.661922	10.134822	32.28%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	28.934338	26.140260	-9.66%	105
2014	29.492831	28.934338	-1.89%	132
2013	22.191355	29.492831	32.90%	187
2012	19.216436	22.191355	15.48%	201
2011	20.467817	19.216436	-6.11%	213
2010	16.363254	20.467817	25.08%	0
2009	12.987653	16.363254	25.99%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.273505	7.272744	-21.58%	0
2014*	10.000000	9.273505	-7.26%	0
98

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	19.453201	17.744286	-8.78%	0
2014	22.440018	19.453201	-13.31%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.613586	8.974280	-6.65%	0
2014	9.677654	9.613586	-0.66%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.394543	10.468718	-8.13%	0
2014	11.237361	11.394543	1.40%	0
2013	10.143400	11.237361	10.78%	0
2012*	10.000000	10.143400	1.43%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.037204	9.972317	-0.65%	1,010
2014	9.831203	10.037204	2.10%	1,010
2013*	10.000000	9.831203	-1.69%	1,010
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.583205	11.749422	-6.63%	0
2014	12.382949	12.583205	1.62%	0
2013	9.881198	12.382949	25.32%	0
2012*	10.000000	9.881198	-1.19%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.527888	13.333889	-1.43%	0
2014	12.877222	13.527888	5.05%	0
2013	9.663340	12.877222	33.26%	0
2012*	10.000000	9.663340	-3.37%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	14.811582	13.242609	-10.59%	659
2014	16.027608	14.811582	-7.59%	659
2013	13.130111	16.027608	22.07%	659
2012	11.294716	13.130111	16.25%	0
2011	12.476976	11.294716	-9.48%	0
2010	11.769096	12.476976	6.01%	0
2009*	10.000000	11.769096	17.69%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.498878	10.487422	-8.80%	0
2014	11.567330	11.498878	-0.59%	0
2013	10.731073	11.567330	7.79%	0
2012*	10.000000	10.731073	7.31%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.324353	12.246546	-8.09%	0
2014	12.662547	13.324353	5.23%	0
2013	9.989704	12.662547	26.76%	0
2012*	10.000000	9.989704	-0.10%	0
99

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.709707	-2.90%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	26.388977	28.815460	9.20%	4,431
2014	24.939869	26.388977	5.81%	4,546
2013	19.532986	24.939869	27.68%	4,512
2012	16.167280	19.532986	20.82%	3,806
2011	17.808797	16.167280	-9.22%	3,282
2010	17.144910	17.808797	3.87%	2,448
2009	12.036669	17.144910	42.44%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	13.921416	14.211236	2.08%	0
2014	13.051049	13.921416	6.67%	0
2013	9.881473	13.051049	32.08%	0
2012*	10.000000	9.881473	-1.19%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	26.282130	23.380491	-11.04%	871
2014	30.651982	26.282130	-14.26%	834
2013	27.494918	30.651982	11.48%	803
2012	24.904638	27.494918	10.40%	780
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.084883	7.084675	-22.02%	0
2014	9.766000	9.084883	-6.97%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.615834	12.042618	-4.54%	1,375
2014	13.980589	12.615834	-9.76%	1,406
2013	10.148427	13.980589	37.76%	1,223
2012*	10.000000	10.148427	1.48%	1,001
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	24.766325	23.933876	-3.36%	1,136
2014	23.037893	24.766325	7.50%	1,154
2013	17.416548	23.037893	32.28%	1,244
2012	15.407826	17.416548	13.04%	1,167
2011	15.868026	15.407826	-2.90%	0
2010	14.625800	15.868026	8.49%	0
2009	12.244149	14.625800	19.45%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.197421	14.724939	3.72%	1,690
2014	14.390984	14.197421	-1.35%	1,740
2013	11.558137	14.390984	24.51%	1,735
2012	10.220762	11.558137	13.08%	896
2011	10.666554	10.220762	-4.18%	0
2010*	10.000000	10.666554	6.67%	0
100

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.017504	14.505109	-9.44%	0
2014	16.765930	16.017504	-4.46%	0
2013	13.028142	16.765930	28.69%	0
2012	10.891658	13.028142	19.62%	0
2011	11.267281	10.891658	-3.33%	0
2010*	10.000000	11.267281	12.67%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.105626	19.673937	-6.78%	2,363
2014	19.155436	21.105626	10.18%	2,282
2013	14.912983	19.155436	28.45%	2,465
2012	13.358640	14.912983	11.64%	2,275
2011	13.627181	13.358640	-1.97%	1,567
2010	12.345554	13.627181	10.38%	963
2009*	10.000000	12.345554	23.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.263205	13.065573	-1.49%	14,466
2014	12.950052	13.263205	2.42%	14,646
2013	10.767889	12.950052	20.27%	5,604
2012	9.539637	10.767889	12.88%	5,930
2011	9.688680	9.539637	-1.54%	6,142
2010	8.866355	9.688680	9.27%	4,506
2009	7.364637	8.866355	20.39%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.644051	10.359274	-2.68%	3,978
2014	10.393909	10.644051	2.41%	3,891
2013	10.936450	10.393909	-4.96%	6,563
2012	10.681302	10.936450	2.39%	5,716
2011	10.356028	10.681302	3.14%	5,457
2010	10.016084	10.356028	3.39%	3,968
2009	9.155239	10.016084	9.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.028293	14.579956	3.93%	333
2014	14.121426	14.028293	-0.66%	352
2013	11.252912	14.121426	25.49%	315
2012	9.449129	11.252912	19.09%	0
2011	10.680333	9.449129	-11.53%	0
2010	9.836750	10.680333	8.58%	0
2009	7.121110	9.836750	38.14%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.414728	13.927124	3.82%	1,147
2014	12.725135	13.414728	5.42%	1,203
2013	10.064440	12.725135	26.44%	1,267
2012	8.788420	10.064440	14.52%	2,316
2011	9.451825	8.788420	-7.02%	1,019
2010	8.197583	9.451825	15.30%	0
2009	6.055135	8.197583	35.38%	0
101

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.323246	12.151930	-1.39%	3,954
2014	11.460607	12.323246	7.53%	4,096
2013	8.835394	11.460607	29.71%	7,114
2012	7.737544	8.835394	14.19%	7,875
2011	8.112854	7.737544	-4.63%	8,199
2010	7.493979	8.112854	8.26%	6,725
2009	5.878154	7.493979	27.49%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	17.988437	17.090104	-4.99%	0
2014	17.981635	17.988437	0.04%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	22.236970	20.278669	-8.81%	0
2014	20.927423	22.236970	6.26%	0
2013	15.855651	20.927423	31.99%	0
2012	13.755304	15.855651	15.27%	0
2011	14.468988	13.755304	-4.93%	0
2010	12.847687	14.468988	12.62%	0
2009	10.267780	12.847687	25.13%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.319301	10.693111	-5.53%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	10.990450	10.532293	-4.17%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.171916	11.732050	-3.61%	4,452
2014	11.709573	12.171916	3.95%	4,647
2013	8.362865	11.709573	40.02%	4,756
2012	7.337996	8.362865	13.97%	5,206
2011	8.514414	7.337996	-13.82%	5,396
2010	7.564284	8.514414	12.56%	4,590
2009	5.069348	7.564284	49.22%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.007851	13.607478	-2.86%	0
2014	12.994018	14.007851	7.80%	0
2013	9.613812	12.994018	35.16%	0
2012	8.848570	9.613812	8.65%	0
2011	9.376582	8.848570	-5.63%	0
2010	7.778999	9.376582	20.54%	0
2009	6.074785	7.778999	28.05%	0
102

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	11.876986	11.382749	-4.16%	0
2014	11.651350	11.876986	1.94%	0
2013	9.224797	11.651350	26.30%	0
2012	8.141835	9.224797	13.30%	0
2011	8.914580	8.141835	-8.67%	0
2010	7.949395	8.914580	12.14%	0
2009	6.307499	7.949395	26.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.736821	11.327949	-3.48%	0
2014	11.535855	11.736821	1.74%	0
2013	10.313805	11.535855	11.85%	0
2012	9.520408	10.313805	8.33%	0
2011	9.892056	9.520408	-3.76%	2,725
2010	9.184621	9.892056	7.70%	0
2009	7.857757	9.184621	16.89%	7,116
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	11.960975	11.512865	-3.75%	0
2014	11.711257	11.960975	2.13%	0
2013	9.901625	11.711257	18.28%	0
2012	8.932272	9.901625	10.85%	0
2011	9.483120	8.932272	-5.81%	889
2010	8.649552	9.483120	9.64%	0
2009	7.141169	8.649552	21.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.065063	10.714739	-3.17%	12,321
2014	10.976728	11.065063	0.80%	12,541
2013	10.723441	10.976728	2.36%	12,745
2012	10.226565	10.723441	4.86%	12,935
2011	10.336939	10.226565	-1.07%	18,496
2010	9.921753	10.336939	4.18%	12,807
2009	8.999173	9.921753	10.25%	6,513
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.715069	10.003673	-6.64%	0
2014	10.741417	10.715069	-0.25%	0
2013*	10.000000	10.741417	7.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.719865	9.947206	-7.21%	0
2014	10.878865	10.719865	-1.46%	0
2013*	10.000000	10.878865	8.79%	0
103

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	11.861117	11.447166	-3.49%	0
2014	11.627625	11.861117	2.01%	0
2013	10.118089	11.627625	14.92%	0
2012	9.230927	10.118089	9.61%	0
2011	9.688277	9.230927	-4.72%	0
2010	8.917492	9.688277	8.64%	0
2009	7.496218	8.917492	18.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	11.896201	11.429734	-3.92%	0
2014	11.662954	11.896201	2.00%	0
2013	9.620270	11.662954	21.23%	0
2012	8.607021	9.620270	11.77%	0
2011	9.255130	8.607021	-7.00%	0
2010	8.372890	9.255130	10.54%	0
2009	6.780906	8.372890	23.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.569351	11.165663	-3.49%	2,802
2014	11.394765	11.569351	1.53%	2,837
2013	10.500768	11.394765	8.51%	2,870
2012	9.782581	10.500768	7.34%	2,903
2011	10.054916	9.782581	-2.71%	0
2010	9.453358	10.054916	6.36%	0
2009	8.234811	9.453358	14.80%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.409145	11.031618	-3.31%	0
2014	11.172906	11.409145	2.11%	0
2013	11.702639	11.172906	-4.53%	0
2012	11.162036	11.702639	4.84%	0
2011	10.769716	11.162036	3.64%	0
2010	10.339346	10.769716	4.16%	0
2009	9.760428	10.339346	5.93%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.363510	11.998203	-2.95%	0
2014	12.084111	12.363510	2.31%	0
2013	12.646743	12.084111	-4.45%	0
2012	12.103623	12.646743	4.49%	0
2011	11.699233	12.103623	3.46%	0
2010	11.092915	11.699233	5.47%	0
2009	9.766207	11.092915	13.58%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	27.101581	22.145520	-18.29%	0
2014	29.471290	27.101581	-8.04%	0
104

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	11.531230	11.236461	-2.56%	0
2014	11.304328	11.531230	2.01%	0
2013	12.078110	11.304328	-6.41%	0
2012	12.014948	12.078110	0.53%	0
2011	11.482739	12.014948	4.63%	0
2010	11.233920	11.482739	2.21%	0
2009	11.214537	11.233920	0.17%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.265612	7.803352	-5.59%	0
2014	8.534667	8.265612	-3.15%	0
2013	7.441930	8.534667	14.68%	0
2012	6.621084	7.441930	12.40%	0
2011	7.541235	6.621084	-12.20%	0
2010	6.840924	7.541235	10.24%	0
2009	5.417302	6.840924	26.28%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	8.891202	8.552831	-3.81%	0
2014	9.715751	8.891202	-8.49%	0
2013	8.230355	9.715751	18.05%	0
2012	7.137613	8.230355	15.31%	2,876
2011	8.395416	7.137613	-14.98%	2,792
2010	8.013249	8.395416	4.77%	0
2009	6.387196	8.013249	25.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	21.647226	20.906039	-3.42%	0
2014	21.137153	21.647226	2.41%	0
2013	17.028058	21.137153	24.13%	0
2012	15.061426	17.028058	13.06%	0
2011	16.070800	15.061426	-6.28%	0
2010	14.371664	16.070800	11.82%	0
2009	11.581745	14.371664	24.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.539078	14.158225	-2.62%	0
2014	14.250793	14.539078	2.02%	0
2013	12.879669	14.250793	10.65%	0
2012	12.070926	12.879669	6.70%	0
2011	12.264902	12.070926	-1.58%	0
2010	11.449122	12.264902	7.13%	0
2009*	10.000000	11.449122	14.49%	0
105

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.608483	16.115373	-2.97%	2,822
2014	16.182203	16.608483	2.63%	2,857
2013	13.882209	16.182203	16.57%	2,890
2012	12.678546	13.882209	9.49%	2,924
2011	13.119072	12.678546	-3.36%	0
2010	12.004174	13.119072	9.29%	0
2009*	10.000000	12.004174	20.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	12.557503	12.282269	-2.19%	0
2014	12.390833	12.557503	1.35%	0
2013	12.116591	12.390833	2.26%	0
2012	11.810399	12.116591	2.59%	0
2011	11.761574	11.810399	0.42%	0
2010	11.385965	11.761574	3.30%	0
2009	10.699867	11.385965	6.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.571671	9.978374	-5.61%	0
2014	10.577434	10.571671	-0.05%	0
2013*	10.000000	10.577434	5.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.584292	9.916581	-6.31%	0
2014	10.665230	10.584292	-0.76%	0
2013*	10.000000	10.665230	6.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	17.281934	16.802074	-2.78%	1,978
2014	16.843303	17.281934	2.60%	2,003
2013	14.804597	16.843303	13.77%	2,026
2012	13.696431	14.804597	8.09%	2,050
2011	14.045357	13.696431	-2.48%	0
2010	12.981180	14.045357	8.20%	0
2009	11.169797	12.981180	16.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	19.820834	19.194070	-3.16%	0
2014	19.359015	19.820834	2.39%	0
2013	16.216236	19.359015	19.38%	0
2012	14.613576	16.216236	10.97%	0
2011	15.305353	14.613576	-4.52%	0
2010	13.904885	15.305353	10.07%	0
2009	11.458975	13.904885	21.34%	0
106

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	14.986498	14.614842	-2.48%	0
2014	14.667717	14.986498	2.17%	0
2013	13.607902	14.667717	7.79%	0
2012	12.912340	13.607902	5.39%	0
2011	12.968407	12.912340	-0.43%	0
2010	12.250643	12.968407	5.86%	0
2009	10.962065	12.250643	11.75%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.001836	21.475291	2.25%	0
2014	19.831292	21.001836	5.90%	0
2013	14.916545	19.831292	32.95%	0
2012	12.913148	14.916545	15.51%	0
2011	13.575509	12.913148	-4.88%	0
2010	12.824034	13.575509	5.86%	0
2009*	10.000000	12.824034	28.24%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.890629	9.431481	-4.64%	0
2014*	10.000000	9.890629	-1.09%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.085783	9.852579	-2.31%	0
2014*	10.000000	10.085783	0.86%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	30.307927	28.816078	-4.92%	459
2014	28.394294	30.307927	6.74%	474
2013	21.877072	28.394294	29.79%	490
2012	19.091840	21.877072	14.59%	935
2011	20.081365	19.091840	-4.93%	495
2010	16.311332	20.081365	23.11%	0
2009	12.226918	16.311332	33.41%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.660763	8.448581	-2.45%	1,336
2014	8.878284	8.660763	-2.45%	2,770
2013	9.101263	8.878284	-2.45%	2,747
2012	9.330477	9.101263	-2.46%	3,406
2011	9.564155	9.330477	-2.44%	2,406
2010	9.804346	9.564155	-2.45%	877
2009	10.046370	9.804346	-2.41%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	13.628416	12.910228	-5.27%	1,005
2014	13.448409	13.628416	1.34%	1,001
2013	13.942977	13.448409	-3.55%	877
2012	12.734088	13.942977	9.49%	5,384
2011	12.366951	12.734088	2.97%	4,977
2010	11.463730	12.366951	7.88%	2,897
2009	9.448066	11.463730	21.33%	0
107

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.026157	9.716444	-3.09%	1,926
2014	10.418884	10.026157	-3.77%	2,005
2013	8.821203	10.418884	18.11%	1,971
2012	7.828271	8.821203	12.68%	597
2011	8.879061	7.828271	-11.83%	605
2010	7.997740	8.879061	11.02%	821
2009	6.023605	7.997740	32.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	13.780267	12.723919	-7.67%	1,147
2014	15.640019	13.780267	-11.89%	1,191
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.385223	13.465922	0.60%	1,402
2014	12.457182	13.385223	7.45%	1,466
2013	9.500417	12.457182	31.12%	1,587
2012	8.386027	9.500417	13.29%	0
2011	8.883372	8.386027	-5.60%	0
2010	7.893914	8.883372	12.53%	0
2009	6.255910	7.893914	26.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.705809	11.968511	-5.80%	4,083
2014	11.814708	12.705809	7.54%	4,315
2013	8.969491	11.814708	31.72%	4,962
2012	7.819674	8.969491	14.70%	7,047
2011	8.535760	7.819674	-8.39%	6,415
2010	7.760798	8.535760	9.99%	1,490
2009	6.244104	7.760798	24.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.410681	13.036848	-2.79%	302
2014	13.254513	13.410681	1.18%	331
2013	9.802758	13.254513	35.21%	283
2012	8.765824	9.802758	11.83%	609
2011	9.404150	8.765824	-6.79%	661
2010	7.622543	9.404150	23.37%	895
2009	6.166942	7.622543	23.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.130810	15.281478	-5.27%	1,507
2014	14.130800	16.130810	14.15%	1,582
2013	10.676407	14.130800	32.36%	1,674
2012	9.407443	10.676407	13.49%	684
2011	9.872439	9.407443	-4.71%	728
2010	8.459404	9.872439	16.70%	794
2009	6.646660	8.459404	27.27%	0
108

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	20.100361	19.711684	-1.93%	0
2014	20.095190	20.100361	0.03%	0
2013	14.310125	20.095190	40.43%	0
2012	12.971963	14.310125	10.32%	405
2011	13.412632	12.971963	-3.29%	455
2010	10.990144	13.412632	22.04%	0
2009	8.857995	10.990144	24.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	30.232737	27.637028	-8.59%	798
2014	29.028207	30.232737	4.15%	822
2013	21.251152	29.028207	36.60%	803
2012	18.109016	21.251152	17.35%	480
2011	19.633679	18.109016	-7.77%	558
2010	15.913342	19.633679	23.38%	0
2009	12.961264	15.913342	22.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	26.646467	25.500924	-4.30%	0
2014	27.164786	26.646467	-1.91%	0
2013	19.812405	27.164786	37.11%	0
2012	17.627098	19.812405	12.40%	132
2011	19.182155	17.627098	-8.11%	146
2010	15.733331	19.182155	21.92%	288
2009	11.997722	15.733331	31.14%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	19.736135	19.379999	-1.80%	0
2014	18.093764	19.736135	9.08%	0
2013	14.181484	18.093764	27.59%	0
2012	12.770164	14.181484	11.05%	0
2011	13.040921	12.770164	-2.08%	0
2010	11.806930	13.040921	10.45%	0
2009	9.639863	11.806930	22.48%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.107320	12.062398	-7.97%	0
2014	10.447617	13.107320	25.46%	0
2013	10.428437	10.447617	0.18%	0
2012	9.249663	10.428437	12.74%	10
2011	8.933092	9.249663	3.54%	0
2010	7.053674	8.933092	26.64%	0
2009	5.540370	7.053674	27.31%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.804043	12.608107	-1.53%	0
2014	11.607630	12.804043	10.31%	0
2013*	10.000000	11.607630	16.08%	0
109

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.753627	9.482200	-2.78%	0
2014	9.949451	9.753627	-1.97%	805
2013	10.188609	9.949451	-2.35%	786
2012	10.089646	10.188609	0.98%	744
2011	10.209834	10.089646	-1.18%	722
2010	10.218966	10.209834	-0.09%	0
2009	9.780247	10.218966	4.49%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.719885	11.802431	-7.21%	0
2014	12.471729	12.719885	1.99%	0
2013*	10.000000	12.471729	24.72%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	13.910722	13.040158	-6.26%	3,035
2014	15.525035	13.910722	-10.40%	2,913
2013	13.251925	15.525035	17.15%	2,946
2012	11.362488	13.251925	16.63%	1,906
2011	13.300288	11.362488	-14.57%	1,066
2010	12.820489	13.300288	3.74%	383
2009*	10.000000	12.820489	28.20%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.299090	9.087912	-2.27%	409
2014	9.474844	9.299090	-1.85%	530
2013	9.653269	9.474844	-1.85%	756
2012	9.460660	9.653269	2.04%	602
2011	9.669694	9.460660	-2.16%	554
2010	9.414950	9.669694	2.71%	0
2009	8.516376	9.414950	10.55%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	26.609221	26.910489	1.13%	0
2014	26.728050	26.609221	-0.44%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.963479	9.015422	0.58%	0
2014*	10.000000	8.963479	-10.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	20.953972	21.075648	0.58%	1,081
2014	19.456613	20.953972	7.70%	1,108
2013	15.174360	19.456613	28.22%	1,211
2012	13.340525	15.174360	13.75%	0
2011	13.718026	13.340525	-2.75%	0
2010	12.140898	13.718026	12.99%	0
2009	9.723776	12.140898	24.86%	0
110

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	31.761287	29.094949	-8.39%	0
2014	29.160427	31.761287	8.92%	0
2013	21.256961	29.160427	37.18%	0
2012	18.519597	21.256961	14.78%	0
2011	19.447255	18.519597	-4.77%	0
2010	16.200094	19.447255	20.04%	0
2009	12.132345	16.200094	33.53%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.088216	8.936765	-11.41%	0
2014	10.294780	10.088216	-2.01%	0
2013	10.541831	10.294780	-2.34%	0
2012*	10.000000	10.541831	5.42%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	8.985441	8.557969	-4.76%	0
2014	9.083527	8.985441	-1.08%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.141787	10.088938	-9.45%	0
2014	11.387349	11.141787	-2.16%	0
2013	12.493819	11.387349	-8.86%	0
2012	12.171589	12.493819	2.65%	0
2011	11.507907	12.171589	5.77%	0
2010	10.786034	11.507907	6.69%	0
2009*	10.000000	10.786034	7.86%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.838833	10.595351	-2.25%	6,395
2014	11.028531	10.838833	-1.72%	8,991
2013	11.331841	11.028531	-2.68%	8,675
2012	10.985525	11.331841	3.15%	5,886
2011	11.148319	10.985525	-1.46%	4,321
2010	10.864884	11.148319	2.61%	1,244
2009*	10.000000	10.864884	8.65%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.294216	10.075704	-2.12%	10,683
2014	10.130569	10.294216	1.62%	11,260
2013	10.602684	10.130569	-4.45%	11,672
2012	9.926600	10.602684	6.81%	3,502
2011*	10.000000	9.926600	-0.73%	1,536
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.061434	29.690427	9.71%	0
2014	21.139924	27.061434	28.01%	0
2013	14.397717	21.139924	46.83%	0
2012	11.267238	14.397717	27.78%	0
2011	10.462949	11.267238	7.69%	0
2010*	10.000000	10.462949	4.63%	0
111

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.161549	-18.38%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.219320	5.335903	-35.08%	0
2014	10.415881	8.219320	-21.09%	0
2013	9.659912	10.415881	7.83%	0
2012*	10.000000	9.659912	-3.40%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.096473	5.241990	-35.26%	0
2014	10.291136	8.096473	-21.33%	0
2013	9.564874	10.291136	7.59%	0
2012*	10.000000	9.564874	-4.35%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	21.204482	20.088607	-5.26%	0
2014	22.153176	21.204482	-4.28%	0
2013	15.116155	22.153176	46.55%	0
2012	14.365998	15.116155	5.22%	0
2011	15.435678	14.365998	-6.93%	0
2010	12.481372	15.435678	23.67%	0
2009	8.382156	12.481372	48.90%	0
112

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.152627	10.726908	-3.82%	0
2014	10.982451	11.152627	1.55%	0
2013	10.068317	10.982451	9.08%	0
2012*	10.000000	10.068317	0.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	30.558179	28.083164	-8.10%	8,387
2014	28.782917	30.558179	6.17%	8,749
2013	21.459344	28.782917	34.13%	10,139
2012	18.588944	21.459344	15.44%	2,855
2011	20.874369	18.588944	-10.95%	3,430
2010	16.920857	20.874369	23.36%	1,449
2009	12.171559	16.920857	39.02%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	11.976833	11.383298	-4.96%	4,018
2014	11.897640	11.976833	0.67%	3,928
2013	13.340205	11.897640	-10.81%	4,629
2012	12.748550	13.340205	4.64%	4,022
2011	11.706243	12.748550	8.90%	3,732
2010	11.427508	11.706243	2.44%	1,109
2009	10.639708	11.427508	7.40%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	20.964339	20.107002	-4.09%	228
2014	18.507467	20.964339	13.28%	234
2013	14.620076	18.507467	26.59%	257
2012	12.908774	14.620076	13.26%	293
2011	13.358495	12.908774	-3.37%	327
2010	11.521407	13.358495	15.94%	0
2009	9.108360	11.521407	26.49%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.684506	-3.15%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.269312	13.766182	-3.53%	0
2014	14.365164	14.269312	-0.67%	3,514
2013	12.883684	14.365164	11.50%	3,514
2012	12.023275	12.883684	7.16%	3,514
2011	12.803302	12.023275	-6.09%	0
2010	11.969753	12.803302	6.96%	344
2009*	10.000000	11.969753	19.70%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.142095	-8.58%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.712329	-2.88%	0
113

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.485747	11.380989	-8.85%	0
2014	12.130926	12.485747	2.92%	0
2013*	10.000000	12.130926	21.31%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.797199	10.257086	-5.00%	0
2014*	10.000000	10.797199	7.97%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	30.166844	28.712668	-4.82%	462
2014	29.448071	30.166844	2.44%	438
2013	21.474692	29.448071	37.13%	433
2012	19.040545	21.474692	12.78%	467
2011	19.428449	19.040545	-2.00%	7,123
2010	15.844234	19.428449	22.62%	77
2009	13.004399	15.844234	21.84%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	21.857400	21.484998	-1.70%	0
2014	19.830646	21.857400	10.22%	6,893
2013	15.450609	19.830646	28.35%	0
2012	13.731020	15.450609	12.52%	0
2011	13.864896	13.731020	-0.97%	0
2010	12.421688	13.864896	11.62%	0
2009	10.112851	12.421688	22.83%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	19.728400	18.703554	-5.19%	0
2014	18.775140	19.728400	5.08%	0
2013	15.945460	18.775140	17.75%	0
2012	14.857461	15.945460	7.32%	0
2011	14.020079	14.857461	5.97%	29,782
2010	12.505268	14.020079	12.11%	1,227
2009	10.498713	12.505268	19.11%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.787214	9.443006	-3.52%	0
2014	9.986173	9.787214	-1.99%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	13.672677	13.253330	-3.07%	10,919
2014	13.463495	13.672677	1.55%	11,077
2013	12.205107	13.463495	10.31%	11,227
2012	11.225020	12.205107	8.73%	11,376
2011	11.567530	11.225020	-2.96%	7,080
2010	10.546844	11.567530	9.68%	0
2009	8.731219	10.546844	20.79%	0
114

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	14.176352	13.751411	-3.00%	15,237
2014	13.908193	14.176352	1.93%	15,394
2013	12.342309	13.908193	12.69%	15,544
2012	11.201851	12.342309	10.18%	24,352
2011	11.638850	11.201851	-3.75%	10,978
2010	10.446336	11.638850	11.42%	0
2009	8.339025	10.446336	25.27%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	14.793366	14.339733	-3.07%	0
2014	14.493040	14.793366	2.07%	0
2013	12.249652	14.493040	18.31%	0
2012	10.913993	12.249652	12.24%	0
2011	11.525093	10.913993	-5.30%	0
2010	10.204831	11.525093	12.94%	0
2009	7.982886	10.204831	27.83%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	15.414913	11.904275	-22.77%	0
2014	18.133744	15.414913	-14.99%	0
2013	14.988926	18.133744	20.98%	0
2012	14.686787	14.988926	2.06%	0
2011	15.896995	14.686787	-7.61%	0
2010	13.690020	15.896995	16.12%	0
2009	9.519567	13.690020	43.81%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	20.328358	18.970272	-6.68%	228
2014	19.229704	20.328358	5.71%	157
2013	15.436922	19.229704	24.57%	167
2012	13.533599	15.436922	14.06%	175
2011	13.796680	13.533599	-1.91%	443
2010	12.319644	13.796680	11.99%	253
2009	9.733362	12.319644	26.57%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	21.869122	22.782894	4.18%	20,638
2014	20.215082	21.869122	8.18%	16,109
2013	15.252692	20.215082	32.53%	18,444
2012	13.682083	15.252692	11.48%	15,486
2011	14.043914	13.682083	-2.58%	5,645
2010	11.634753	14.043914	20.71%	18,378
2009	9.330044	11.634753	24.70%	0
115

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	12.391204	11.972600	-3.38%	2,608
2014	12.039095	12.391204	2.92%	5,036
2013	12.615011	12.039095	-4.57%	5,009
2012	12.258973	12.615011	2.90%	4,708
2011	11.752048	12.258973	4.31%	24,747
2010	11.213147	11.752048	4.81%	8,786
2009	9.964971	11.213147	12.53%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	32.552123	31.205243	-4.14%	459
2014	31.503792	32.552123	3.33%	466
2013	23.793129	31.503792	32.41%	479
2012	21.313396	23.793129	11.63%	534
2011	24.532712	21.313396	-13.12%	2,017
2010	19.579731	24.532712	25.30%	5,439
2009	14.376832	19.579731	36.19%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	19.400905	19.529322	0.66%	752
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.631141	10.630221	-8.61%	8,476
2014	11.605011	11.631141	0.23%	8,476
2013	9.621442	11.605011	20.62%	8,476
2012	8.561124	9.621442	12.39%	8,476
2011	8.922286	8.561124	-4.05%	8,476
2010	8.304096	8.922286	7.44%	8,476
2009	6.542223	8.304096	26.93%	8,476
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	13.745833	12.450280	-9.43%	12,860
2014	13.483172	13.745833	1.95%	29,082
2013	12.143009	13.483172	11.04%	34,547
2012	11.061898	12.143009	9.77%	23,635
2011	11.086382	11.061898	-0.22%	0
2010	10.096749	11.086382	9.80%	1,208
2009	7.640967	10.096749	32.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	28.583969	25.797235	-9.75%	0
2014	29.165614	28.583969	-1.99%	0
2013	21.967646	29.165614	32.77%	0
2012	19.042266	21.967646	15.36%	0
2011	20.303088	19.042266	-6.21%	325
2010	16.248200	20.303088	24.96%	303
2009	12.909587	16.248200	25.86%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.267125	7.260269	-21.66%	0
2014*	10.000000	9.267125	-7.33%	0
116

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	19.217639	17.511427	-8.88%	0
2014	22.191048	19.217639	-13.40%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.597151	8.949755	-6.75%	0
2014	9.671022	9.597151	-0.76%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.363426	10.429417	-8.22%	0
2014	11.218175	11.363426	1.29%	0
2013	10.136466	11.218175	10.67%	0
2012*	10.000000	10.136466	1.36%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.020053	9.945067	-0.75%	0
2014	9.824468	10.020053	1.99%	0
2013*	10.000000	9.824468	-1.76%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.548814	11.705286	-6.72%	0
2014	12.361787	12.548814	1.51%	0
2013	9.874439	12.361787	25.19%	0
2012*	10.000000	9.874439	-1.26%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.490783	13.283681	-1.54%	0
2014	12.855079	13.490783	4.95%	0
2013	9.656623	12.855079	33.12%	0
2012*	10.000000	9.656623	-3.43%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	14.725730	13.152349	-10.68%	6,208
2014	15.951061	14.725730	-7.68%	7,222
2013	13.080810	15.951061	21.94%	6,643
2012	11.263878	13.080810	16.13%	6,519
2011	12.455671	11.263878	-9.57%	5,313
2010	11.761044	12.455671	5.91%	0
2009*	10.000000	11.761044	17.61%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.467464	10.448052	-8.89%	0
2014	11.547573	11.467464	-0.69%	6
2013	10.723743	11.547573	7.68%	18,158
2012*	10.000000	10.723743	7.24%	33,573
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.287985	12.200580	-8.18%	0
2014	12.640938	13.287985	5.12%	0
2013	9.982879	12.640938	26.63%	0
2012*	10.000000	9.982879	-0.17%	0
117

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.703046	-2.97%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	26.069556	28.437489	9.08%	251
2014	24.663271	26.069556	5.70%	284
2013	19.336156	24.663271	27.55%	294
2012	16.020816	19.336156	20.69%	309
2011	17.665535	16.020816	-9.31%	354
2010	17.024431	17.665535	3.77%	1,102
2009	11.964347	17.024431	42.29%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	13.883259	14.157758	1.98%	2,901
2014	13.028629	13.883259	6.56%	3,155
2013	9.874613	13.028629	31.94%	3,315
2012*	10.000000	9.874613	-1.25%	3,483
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	25.963884	23.073675	-11.13%	0
2014	30.311923	25.963884	-14.34%	0
2013	27.217783	30.311923	11.37%	0
2012	24.678978	27.217783	10.29%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.069337	7.065298	-22.10%	8
2014	9.759303	9.069337	-7.07%	18,462
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.581382	11.997419	-4.64%	6,813
2014	13.956733	12.581382	-9.85%	0
2013	10.141492	13.956733	37.62%	0
2012*	10.000000	10.141492	1.41%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	24.466486	23.619868	-3.46%	5,591
2014	22.782329	24.466486	7.39%	470
2013	17.241002	22.782329	32.14%	503
2012	15.268221	17.241002	12.92%	544
2011	15.740351	15.268221	-3.00%	599
2010	14.522997	15.740351	8.38%	0
2009	12.170575	14.522997	19.33%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.129694	14.639677	3.61%	715
2014	14.337034	14.129694	-1.45%	19,765
2013	11.526613	14.337034	24.38%	23,664
2012	10.203372	11.526613	12.97%	754
2011	10.659314	10.203372	-4.28%	6,427
2010*	10.000000	10.659314	6.59%	0
118

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	15.949212	14.428448	-9.54%	2,835
2014	16.711594	15.949212	-4.56%	2,750
2013	12.999241	16.711594	28.56%	2,575
2012	10.878675	12.999241	19.49%	2,648
2011	11.265383	10.878675	-3.43%	2,744
2010*	10.000000	11.265383	12.65%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	20.983330	19.539878	-6.88%	266
2014	19.063981	20.983330	10.07%	9,782
2013	14.857003	19.063981	28.32%	11,761
2012	13.322188	14.857003	11.52%	219
2011	13.603911	13.322188	-2.07%	236
2010	12.337108	13.603911	10.27%	0
2009*	10.000000	12.337108	23.37%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.145771	12.936619	-1.59%	195,415
2014	12.848561	13.145771	2.31%	209,616
2013	10.694457	12.848561	20.14%	218,239
2012	9.484316	10.694457	12.76%	215,588
2011	9.642376	9.484316	-1.64%	124,644
2010	8.833028	9.642376	9.16%	90,277
2009	7.344487	8.833028	20.27%	8,595
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.549847	10.257067	-2.78%	20,130
2014	10.312484	10.549847	2.30%	19,738
2013	10.861918	10.312484	-5.06%	23,741
2012	10.619417	10.861918	2.28%	18,806
2011	10.306571	10.619417	3.04%	17,997
2010	9.978477	10.306571	3.29%	5,612
2009	9.130214	9.978477	9.29%	4,875
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	13.904076	14.436052	3.83%	20,661
2014	14.010754	13.904076	-0.76%	393
2013	11.176181	14.010754	25.36%	401
2012	9.394355	11.176181	18.97%	438
2011	10.629301	9.394355	-11.62%	1,272
2010	9.799774	10.629301	8.46%	745
2009	7.101625	9.799774	37.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.295893	13.789587	3.71%	1,703
2014	12.625352	13.295893	5.31%	1,606
2013	9.995760	12.625352	26.31%	1,687
2012	8.737424	9.995760	14.40%	1,815
2011	9.406610	8.737424	-7.11%	2,839
2010	8.166735	9.406610	15.18%	5,091
2009	6.038560	8.166735	35.24%	0
119

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.226688	12.044352	-1.49%	17,839
2014	11.382472	12.226688	7.42%	18,561
2013	8.784156	11.382472	29.58%	23,947
2012	7.700587	8.784156	14.07%	24,359
2011	8.082379	7.700587	-4.72%	25,780
2010	7.473482	8.082379	8.15%	8,350
2009	5.868092	7.473482	27.36%	6,981
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	17.770721	16.865947	-5.09%	721
2014	17.782223	17.770721	-0.06%	2,465
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	21.967720	20.012585	-8.90%	1,101
2014	20.695251	21.967720	6.15%	930
2013	15.695825	20.695251	31.85%	1,026
2012	13.630653	15.695825	15.15%	1,135
2011	14.352557	13.630653	-5.03%	1,508
2010	12.757362	14.352557	12.50%	4,325
2009	10.206059	12.757362	25.00%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.299958	10.663899	-5.63%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	10.971671	10.503513	-4.27%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.088895	11.640080	-3.71%	6,125
2014	11.641640	12.088895	3.84%	6,222
2013	8.322867	11.641640	39.88%	6,495
2012	7.310415	8.322867	13.85%	7,474
2011	8.491116	7.310415	-13.91%	7,789
2010	7.551323	8.491116	12.45%	205
2009	5.065862	7.551323	49.06%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	13.912338	13.500832	-2.96%	0
2014	12.918651	13.912338	7.69%	0
2013	9.567855	12.918651	35.02%	0
2012	8.815334	9.567855	8.54%	0
2011	9.350943	8.815334	-5.73%	0
2010	7.765678	9.350943	20.41%	0
2009	6.070614	7.765678	27.92%	0
120

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	11.796044	11.293575	-4.26%	0
2014	11.583822	11.796044	1.83%	0
2013	9.180730	11.583822	26.18%	0
2012	8.111270	9.180730	13.18%	0
2011	8.890218	8.111270	-8.76%	0
2010	7.935787	8.890218	12.03%	0
2009	6.303170	7.935787	25.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.656842	11.239220	-3.58%	8,420
2014	11.469003	11.656842	1.64%	8,522
2013	10.264545	11.469003	11.73%	8,614
2012	9.484681	10.264545	8.22%	8,702
2011	9.865025	9.484681	-3.86%	618
2010	9.168916	9.865025	7.59%	0
2009	7.852379	9.168916	16.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	11.879499	11.422711	-3.85%	101,864
2014	11.643410	11.879499	2.03%	104,326
2013	9.854361	11.643410	18.15%	105,598
2012	8.898775	9.854361	10.74%	107,585
2011	9.457221	8.898775	-5.90%	107,969
2010	8.634762	9.457221	9.52%	21,313
2009	7.136271	8.634762	21.00%	1,768
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	10.989682	10.630838	-3.27%	6,877
2014	10.913127	10.989682	0.70%	6,987
2013	10.672242	10.913127	2.26%	7,093
2012	10.188217	10.672242	4.75%	17,862
2011	10.308704	10.188217	-1.17%	7,299
2010	9.904798	10.308704	4.08%	0
2009	8.993013	9.904798	10.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.696745	9.976321	-6.73%	0
2014	10.734054	10.696745	-0.35%	0
2013*	10.000000	10.734054	7.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.701529	9.920011	-7.30%	0
2014	10.871405	10.701529	-1.56%	0
2013*	10.000000	10.871405	8.71%	0
121

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	11.780332	11.357533	-3.59%	13,694
2014	11.560275	11.780332	1.90%	13,770
2013	10.069798	11.560275	14.80%	13,840
2012	9.196320	10.069798	9.50%	19,213
2011	9.661834	9.196320	-4.82%	22,101
2010	8.902263	9.661834	8.53%	10,632
2009	7.491083	8.902263	18.84%	10,664
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	11.815137	11.340207	-4.02%	0
2014	11.595366	11.815137	1.90%	0
2013	9.574326	11.595366	21.11%	0
2012	8.574731	9.574326	11.66%	0
2011	9.229854	8.574731	-7.10%	0
2010	8.358577	9.229854	10.42%	0
2009	6.776253	8.358577	23.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.490543	11.078239	-3.59%	0
2014	11.328751	11.490543	1.43%	2,052
2013	10.450646	11.328751	8.40%	4,635
2012	9.745905	10.450646	7.23%	0
2011	10.027472	9.745905	-2.81%	0
2010	9.437218	10.027472	6.25%	0
2009	8.229175	9.437218	14.68%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.331400	10.945211	-3.41%	243
2014	11.108157	11.331400	2.01%	249
2013	11.646760	11.108157	-4.62%	251
2012	11.120167	11.646760	4.74%	218
2011	10.740293	11.120167	3.54%	195
2010	10.321677	10.740293	4.06%	0
2009	9.753752	10.321677	5.82%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.279271	11.904234	-3.05%	0
2014	12.014093	12.279271	2.21%	0
2013	12.586370	12.014093	-4.55%	0
2012	12.058234	12.586370	4.38%	0
2011	11.667296	12.058234	3.35%	0
2010	11.073984	11.667296	5.36%	0
2009	9.759531	11.073984	13.47%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	26.773426	21.854914	-18.37%	4,682
2014	29.144341	26.773426	-8.14%	4,309
122

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	11.391655	11.089083	-2.66%	427
2014	11.178962	11.391655	1.90%	432
2013	11.956428	11.178962	-6.50%	421
2012	11.906138	11.956428	0.42%	356
2011	11.390386	11.906138	4.53%	305
2010	11.154997	11.390386	2.11%	0
2009	11.147169	11.154997	0.07%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.209248	7.742192	-5.69%	1,469
2014	8.485170	8.209248	-3.25%	1,365
2013	7.406374	8.485170	14.57%	1,366
2012	6.596234	7.406374	12.28%	1,409
2011	7.520638	6.596234	-12.29%	1,442
2010	6.829224	7.520638	10.12%	2,979
2009	5.413580	6.829224	26.15%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	8.812461	8.468400	-3.90%	485
2014	9.639599	8.812461	-8.58%	378
2013	8.174218	9.639599	17.93%	364
2012	7.096218	8.174218	15.19%	392
2011	8.355280	7.096218	-15.07%	385
2010	7.983117	8.355280	4.66%	164
2009	6.369716	7.983117	25.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	21.385114	20.631727	-3.52%	388
2014	20.902649	21.385114	2.31%	501
2013	16.856410	20.902649	24.00%	623
2012	14.924933	16.856410	12.94%	776
2011	15.941481	14.924933	-6.38%	1,826
2010	14.270643	15.941481	11.71%	0
2009	11.512141	14.270643	23.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.454808	14.061722	-2.72%	17,980
2014	14.182742	14.454808	1.92%	21,812
2013	12.831316	14.182742	10.53%	22,115
2012	12.037977	12.831316	6.59%	22,300
2011	12.243948	12.037977	-1.68%	22,587
2010	11.441283	12.243948	7.02%	0
2009*	10.000000	11.441283	14.41%	0
123

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.512212	16.005533	-3.07%	33,535
2014	16.104915	16.512212	2.53%	33,998
2013	13.830086	16.104915	16.45%	34,423
2012	12.643935	13.830086	9.38%	40,305
2011	13.096652	12.643935	-3.46%	43,043
2010	11.995956	13.096652	9.18%	32,444
2009*	10.000000	11.995956	19.96%	6,526
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	12.405497	12.121144	-2.29%	0
2014	12.253409	12.405497	1.24%	0
2013	11.994497	12.253409	2.16%	0
2012	11.703416	11.994497	2.49%	0
2011	11.666968	11.703416	0.31%	758
2010	11.305970	11.666968	3.19%	0
2009	10.635584	11.305970	6.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.553611	9.951129	-5.71%	0
2014	10.570189	10.553611	-0.16%	0
2013*	10.000000	10.570189	5.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.566192	9.889480	-6.40%	0
2014	10.657923	10.566192	-0.86%	0
2013*	10.000000	10.657923	6.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	17.072766	16.581702	-2.88%	14,089
2014	16.656509	17.072766	2.50%	14,262
2013	14.655419	16.656509	13.65%	14,418
2012	13.572366	14.655419	7.98%	14,508
2011	13.932384	13.572366	-2.58%	20,474
2010	12.889966	13.932384	8.09%	3,740
2009	11.102684	12.889966	16.10%	1,960
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	19.580880	18.942264	-3.26%	22,730
2014	19.144282	19.580880	2.28%	22,730
2013	16.052812	19.144282	19.26%	22,730
2012	14.481183	16.052812	10.85%	24,693
2011	15.182222	14.481183	-4.62%	24,693
2010	13.807159	15.182222	9.96%	26,076
2009	11.390121	13.807159	21.22%	0
124

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	14.805082	14.423121	-2.58%	14,367
2014	14.505035	14.805082	2.07%	14,596
2013	13.470774	14.505035	7.68%	14,806
2012	12.795373	13.470774	5.28%	14,659
2011	12.864085	12.795373	-0.53%	14,849
2010	12.164556	12.864085	5.75%	4,044
2009	10.896205	12.164556	11.64%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	20.880164	21.328997	2.15%	1,278
2014	19.736633	20.880164	5.79%	1,119
2013	14.860568	19.736633	32.81%	1,149
2012	12.877914	14.860568	15.40%	1,204
2011	13.552335	12.877914	-4.98%	556
2010	12.815268	13.552335	5.75%	0
2009*	10.000000	12.815268	28.15%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.885901	9.417301	-4.74%	0
2014*	10.000000	9.885901	-1.14%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.080961	9.837767	-2.41%	0
2014*	10.000000	10.080961	0.81%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	29.941009	28.438030	-5.02%	54
2014	28.079326	29.941009	6.63%	57
2013	21.656579	28.079326	29.66%	58
2012	18.918860	21.656579	14.47%	67
2011	19.919798	18.918860	-5.02%	10,023
2010	16.196685	19.919798	22.99%	74
2009	12.153449	16.196685	33.27%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.555579	8.337415	-2.55%	4,147
2014	8.779455	8.555579	-2.55%	4,125
2013	9.009187	8.779455	-2.55%	3,926
2012	9.245579	9.009187	-2.56%	3,528
2011	9.486829	9.245579	-2.54%	3,305
2010	9.735058	9.486829	-2.55%	2,395
2009	9.985606	9.735058	-2.51%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	13.463479	12.740906	-5.37%	650
2014	13.299277	13.463479	1.23%	649
2013	13.802520	13.299277	-3.65%	652
2012	12.618776	13.802520	9.38%	577
2011	12.267503	12.618776	2.86%	546
2010	11.383200	12.267503	7.77%	211
2009	9.391312	11.383200	21.21%	0
125

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	9.957829	9.640328	-3.19%	4,283
2014	10.358492	9.957829	-3.87%	4,425
2013	8.779059	10.358492	17.99%	4,170
2012	7.798884	8.779059	12.57%	3,892
2011	8.854791	7.798884	-11.92%	3,865
2010	7.984057	8.854791	10.91%	0
2009	6.019470	7.984057	32.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	13.616307	12.559637	-7.76%	980
2014	15.469808	13.616307	-11.98%	884
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.294008	13.360452	0.50%	426
2014	12.384991	13.294008	7.34%	374
2013	9.455041	12.384991	30.99%	406
2012	8.354559	9.455041	13.17%	426
2011	8.859090	8.354559	-5.70%	464
2010	7.880412	8.859090	12.42%	227
2009	6.251616	7.880412	26.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.619213	11.874759	-5.90%	262
2014	11.746224	12.619213	7.43%	261
2013	8.926637	11.746224	31.59%	284
2012	7.790317	8.926637	14.59%	320
2011	8.512429	7.790317	-8.48%	360
2010	7.747515	8.512429	9.87%	336
2009	6.239816	7.747515	24.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.319259	12.934688	-2.89%	872
2014	13.177666	13.319259	1.07%	813
2013	9.755918	13.177666	35.07%	792
2012	8.732915	9.755918	11.71%	901
2011	9.378430	8.732915	-6.88%	990
2010	7.609490	9.378430	23.25%	0
2009	6.162707	7.609490	23.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.020867	15.161768	-5.36%	3,051
2014	14.048896	16.020867	14.04%	2,991
2013	10.625415	14.048896	32.22%	3,343
2012	9.372148	10.625415	13.37%	3,536
2011	9.845472	9.372148	-4.81%	3,529
2010	8.444937	9.845472	16.58%	0
2009	6.642101	8.444937	27.14%	0
126

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	19.857030	19.453096	-2.03%	88
2014	19.872287	19.857030	-0.08%	70
2013	14.165904	19.872287	40.28%	65
2012	12.854435	14.165904	10.20%	74
2011	13.304735	12.854435	-3.38%	83
2010	10.912901	13.304735	21.92%	0
2009	8.804755	10.912901	23.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	29.866824	27.274525	-8.68%	93
2014	28.706308	29.866824	4.04%	70
2013	21.037040	28.706308	36.46%	68
2012	17.944994	21.037040	17.23%	79
2011	19.475784	17.944994	-7.86%	92
2010	15.801537	19.475784	23.25%	290
2009	12.883408	15.801537	22.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	26.323873	25.166360	-4.40%	286
2014	26.863444	26.323873	-2.01%	275
2013	19.612714	26.863444	36.97%	275
2012	17.467384	19.612714	12.28%	275
2011	19.027826	17.467384	-8.20%	936
2010	15.622746	19.027826	21.80%	4,199
2009	11.925620	15.622746	31.00%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	19.497213	19.125757	-1.91%	302
2014	17.893068	19.497213	8.97%	306
2013	14.038553	17.893068	27.46%	335
2012	12.654456	14.038553	10.94%	373
2011	12.935991	12.654456	-2.18%	416
2010	11.723931	12.935991	10.34%	0
2009	9.581929	11.723931	22.35%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.017931	11.967852	-8.07%	0
2014	10.387006	13.017931	25.33%	0
2013	10.378588	10.387006	0.08%	0
2012	9.214927	10.378588	12.63%	0
2011	8.908647	9.214927	3.44%	0
2010	7.041577	8.908647	26.51%	0
2009	5.536549	7.041577	27.18%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.782159	12.573658	-1.63%	34,296
2014	11.599681	12.782159	10.19%	0
2013*	10.000000	11.599681	16.00%	0
127

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.687166	9.407928	-2.88%	157
2014	9.891801	9.687166	-2.07%	162
2013	10.139962	9.891801	-2.45%	156
2012	10.051801	10.139962	0.88%	138
2011	10.181934	10.051801	-1.28%	120
2010	10.201506	10.181934	-0.19%	127
2009	9.773555	10.201506	4.38%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.698164	11.770191	-7.31%	687
2014	12.463196	12.698164	1.89%	0
2013*	10.000000	12.463196	24.63%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	13.830092	12.951272	-6.35%	1,703
2014	15.450904	13.830092	-10.49%	1,407
2013	13.202184	15.450904	17.03%	1,345
2012	11.331470	13.202184	16.51%	1,465
2011	13.277584	11.331470	-14.66%	2,450
2010	12.811727	13.277584	3.64%	908
2009*	10.000000	12.811727	28.12%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.186521	8.968705	-2.37%	0
2014	9.369761	9.186521	-1.96%	0
2013	9.556012	9.369761	-1.95%	0
2012	9.374979	9.556012	1.93%	0
2011	9.591920	9.374979	-2.26%	0
2010	9.348803	9.591920	2.60%	0
2009	8.465200	9.348803	10.44%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	26.287048	26.557404	1.03%	1,552
2014	26.431530	26.287048	-0.55%	1,771
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.957341	9.000015	0.48%	0
2014*	10.000000	8.957341	-10.43%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	20.700239	20.799097	0.48%	4,754
2014	19.240734	20.700239	7.59%	4,955
2013	15.021393	19.240734	28.09%	5,367
2012	13.219623	15.021393	13.63%	5,632
2011	13.607633	13.219623	-2.85%	6,085
2010	12.055541	13.607633	12.87%	0
2009	9.665322	12.055541	24.73%	0
128

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	31.376782	28.713249	-8.49%	1,650
2014	28.836962	31.376782	8.81%	1,644
2013	21.042720	28.836962	37.04%	9,450
2012	18.351799	21.042720	14.66%	7,008
2011	19.290778	18.351799	-4.87%	1,955
2010	16.086219	19.290778	19.92%	0
2009	12.059435	16.086219	33.39%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.060673	8.903234	-11.50%	0
2014	10.277216	10.060673	-2.11%	0
2013	10.534639	10.277216	-2.44%	0
2012*	10.000000	10.534639	5.35%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	8.970052	8.534561	-4.85%	0
2014	9.077276	8.970052	-1.18%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.077206	10.020181	-9.54%	3,844
2014	11.332956	11.077206	-2.26%	3,844
2013	12.446898	11.332956	-8.95%	3,844
2012	12.138362	12.446898	2.54%	4,175
2011	11.488230	12.138362	5.66%	4,175
2010	10.778640	11.488230	6.58%	5,158
2009*	10.000000	10.778640	7.79%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.776015	10.523153	-2.35%	5,418
2014	10.975869	10.776015	-1.82%	6,261
2013	11.289295	10.975869	-2.78%	6,079
2012	10.955543	11.289295	3.05%	42,373
2011	11.129257	10.955543	-1.56%	4,768
2010	10.857437	11.129257	2.50%	784
2009*	10.000000	10.857437	8.57%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.255570	10.027595	-2.22%	5,568
2014	10.102889	10.255570	1.51%	5,280
2013	10.584565	10.102889	-4.55%	5,198
2012	9.919841	10.584565	6.70%	4,587
2011*	10.000000	9.919841	-0.80%	4,269
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	26.932388	29.518552	9.60%	4,784
2014	21.060683	26.932388	27.88%	1,998
2013	14.358445	21.060683	46.68%	2,413
2012	11.248058	14.358445	27.65%	2,743
2011	10.455834	11.248058	7.58%	2,672
2010*	10.000000	10.455834	4.56%	0
129

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.155946	-18.44%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.196814	5.315815	-35.15%	0
2014	10.398042	8.196814	-21.17%	0
2013	9.653276	10.398042	7.72%	0
2012*	10.000000	9.653276	-3.47%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.074339	5.222290	-35.32%	8,714
2014	10.273556	8.074339	-21.41%	5,462
2013	9.558322	10.273556	7.48%	4,186
2012*	10.000000	9.558322	-4.42%	3,606
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	20.985323	19.860591	-5.36%	669
2014	21.946731	20.985323	-4.38%	890
2013	14.990650	21.946731	46.40%	360
2012	14.261374	14.990650	5.11%	432
2011	15.338966	14.261374	-7.03%	495
2010	12.415878	15.338966	23.54%	0
2009	8.346733	12.415878	48.75%	0
130

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 16, 2016

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Assets:
Investments at fair value:
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
18,207 shares (cost $308,122)	$339,566
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
8,185 shares (cost $96,855)	92,656
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
1,741,259 shares (cost $20,220,509)	19,589,162
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
289 shares (cost $2,515)	2,053
VP Inflation Protection Fund - Class I (ACVIP1)
30,391 shares (cost $314,656)	302,691
Growth Fund - Class 1 (AFGF)
169,578 shares (cost $9,941,285)	11,534,666
High-Income Bond Fund - Class 1 (AFHY)
76,260 shares (cost $797,796)	700,825
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
64,219,615 shares (cost $750,628,213)	752,011,691
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
61,319 shares (cost $746,686)	755,449
BlackRock High Yield V.I. Fund - Class III (BRVHY3)
640,228 shares (cost $4,590,522)	4,327,943
BlackRock Total Return V.I. Fund - Class III (BRVTR3)
5,223,526 shares (cost $60,942,332)	60,436,200
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
6,063,982 shares (cost $63,500,751)	60,821,735
Global Allocation V.I. Fund - Class III (MLVGA3)
28,835,934 shares (cost $422,788,165)	376,020,585
Money Market Portfolio(TM) (CHSMM)
9,048,021 shares (cost $9,048,021)	9,048,021
VIP Value Series: Service Class (DWVVLS)
22,270 shares (cost $626,379)	636,022
VIP Small Cap Value Series: Service Class (DWVSVS)
884,018 shares (cost $34,062,947)	29,685,329
Stock Index Fund, Inc. - Initial Shares (DSIF)
5,062,962 shares (cost $150,924,744)	219,833,821
Stock Index Fund, Inc. - Service Shares (DSIFS)
3,316,083 shares (cost $112,304,681)	144,150,138
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
1,023,046 shares (cost $28,965,431)	39,448,636
Floating-Rate Income Fund (ETVFR)
2,881,240 shares (cost $26,293,366)	25,354,914
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
37,399 shares (cost $716,956)	723,674
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
737,366 shares (cost $8,498,811)	8,022,537
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)
822 shares (cost $7,721)	7,591
VA Situs Fund (HVSIT)
1,208,731 shares (cost $25,068,851)	20,959,388
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
1,222,182 shares (cost $17,350,478)	14,556,191
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
3,612,570 shares (cost $16,354,357)	19,254,999
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
19,047 shares (cost $231,654)	194,276

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,312,704 shares (cost $13,128,739)	$13,376,455
Balanced Portfolio: Service Shares (JABS)
321,358 shares (cost $9,433,528)	10,158,112
Enterprise Portfolio: Service Shares (JAMGS)
4,569 shares (cost $262,189)	249,803
Flexible Bond Portfolio: Service Shares (JAFBS)
1,481,254 shares (cost $19,023,002)	18,752,677
Forty Portfolio: Service Shares (JACAS)
4,199,744 shares (cost $152,540,530)	147,327,035
Global Technology Portfolio: Service Shares (JAGTS)
7,458,989 shares (cost $59,712,607)	57,807,165
Overseas Portfolio: Service Shares (JAIGS)
1,841,205 shares (cost $68,309,780)	51,259,153
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
1,019,920 shares (cost $20,372,380)	16,012,748
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)
379,559 shares (cost $6,633,869)	6,156,442
New Discovery Series - Service Class (MNDSC)
1,657,520 shares (cost $28,340,642)	23,951,158
Utilities Series - Service Class (MVUSC)
5,329 shares (cost $174,610)	134,026
Value Series - Service Class (MVFSC)
19,794,457 shares (cost $253,709,261)	358,675,568
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
9,415,878 shares (cost $182,144,763)	208,373,388
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)
180,317 shares (cost $1,449,890)	1,271,235
Core Plus Fixed Income Portfolio - Class I (MSVFI)
201,863 shares (cost $2,141,390)	2,069,091
Core Plus Fixed Income Portfolio - Class II (MSVF2)
1,130,457 shares (cost $11,550,989)	11,553,270
Emerging Markets Debt Portfolio - Class I (MSEM)
247,752 shares (cost $1,888,277)	1,845,754
Emerging Markets Debt Portfolio - Class II (MSEMB)
81,224 shares (cost $632,030)	601,054
Global Real Estate Portfolio - Class II (VKVGR2)
39,557 shares (cost $407,350)	402,690
U.S. Real Estate Portfolio - Class I (MSVRE)
1,416 shares (cost $20,438)	28,719
U.S. Real Estate Portfolio - Class II (MSVREB)
176 shares (cost $2,745)	3,558
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
7,151,673 shares (cost $71,381,444)	64,293,544
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
63,511,055 shares (cost $627,167,455)	594,463,473
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,922,188 shares (cost $44,487,721)	45,030,918
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
10,078,318 shares (cost $156,663,468)	154,500,612
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
228,441,141 shares (cost $4,085,267,249)	5,391,210,939
American Funds NVIT Bond Fund - Class II (GVABD2)
173,378,152 shares (cost $1,936,098,514)	1,966,108,245
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
8,825,395 shares (cost $214,606,185)	260,172,653
American Funds NVIT Growth Fund - Class II (GVAGR2)
4,827,808 shares (cost $288,872,467)	416,688,147

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
39,807,072 shares (cost $1,662,033,056)	$2,181,825,617
Federated NVIT High Income Bond Fund - Class I (HIBF)
10,357,906 shares (cost $70,284,126)	62,665,333
NVIT Emerging Markets Fund - Class I (GEM)
938,869 shares (cost $10,674,981)	8,600,042
NVIT Emerging Markets Fund - Class II (GEM2)
5,630,778 shares (cost $63,723,053)	50,958,544
NVIT International Equity Fund - Class I (GIG)
1,966,794 shares (cost $21,005,293)	18,763,219
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
4,221,806 shares (cost $41,098,441)	39,980,502
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
7,892,041 shares (cost $67,972,318)	71,422,969
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2,839,258 shares (cost $27,586,189)	25,411,357
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
184,670 shares (cost $2,672,094)	2,472,734
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
9,378,712 shares (cost $91,910,943)	125,487,166
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
6,783,615 shares (cost $69,230,919)	64,715,690
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
193,880,080 shares (cost $2,009,980,493)	2,126,864,473
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
251,421,491 shares (cost $2,544,912,635)	2,697,752,599
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
70,678,850 shares (cost $748,418,656)	708,908,863
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
248,846,880 shares (cost $2,558,129,809)	2,699,988,651
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
38,473,002 shares (cost $378,419,699)	366,262,978
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
77,291,405 shares (cost $816,783,497)	820,061,807
NVIT Core Bond Fund - Class I (NVCBD1)
273,710 shares (cost $3,030,141)	2,863,008
NVIT Core Bond Fund - Class II (NVCBD2)
9,204,234 shares (cost $100,038,043)	96,000,162
NVIT Core Plus Bond Fund - Class II (NVLCP2)
5,908,806 shares (cost $68,062,512)	65,587,751
NVIT Nationwide Fund - Class I (TRF)
8,362,721 shares (cost $87,144,694)	121,844,843
NVIT Nationwide Fund - Class II (TRF2)
8,299,466 shares (cost $69,539,965)	120,425,252
NVIT Government Bond Fund - Class I (GBF)
21,816,940 shares (cost $250,425,719)	236,931,970
American Century NVIT Growth Fund - Class I (CAF)
1,709,128 shares (cost $20,726,087)	34,695,305
American Century NVIT Growth Fund -Class II (CAF2)
4,853,745 shares (cost $59,050,597)	58,924,464
NVIT International Index Fund - Class II (GVIX2)
34,398 shares (cost $327,619)	298,921
NVIT International Index Fund - Class VIII (GVIX8)
5,872,662 shares (cost $53,504,709)	50,857,249
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
14,552,614 shares (cost $136,886,944)	183,508,461
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
89,165,862 shares (cost $1,235,140,137)	1,323,221,389

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
85,954,055 shares (cost $1,265,935,236)	$1,442,309,038
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
65,292,194 shares (cost $675,803,905)	647,698,564
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
194,638,616 shares (cost $2,173,089,349)	2,440,768,241
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
65,333,112 shares (cost $693,362,459)	868,277,063
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
72,990,364 shares (cost $775,023,134)	808,733,233
NVIT Mid Cap Index Fund - Class I (MCIF)
6,926,407 shares (cost $137,781,387)	155,497,844
NVIT Money Market Fund - Class I (SAM)
591,809,677 shares (cost $591,809,677)	591,809,677
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2,556,236 shares (cost $30,295,274)	26,226,978
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
11,869,173 shares (cost $107,428,438)	121,540,328
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
352,942 shares (cost $3,941,925)	3,331,768
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
5,948,046 shares (cost $65,226,949)	55,733,193
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
746,323 shares (cost $8,753,173)	9,418,591
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
9,358,379 shares (cost $97,951,575)	117,260,489
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
393,935 shares (cost $4,462,785)	3,923,590
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
7,829,943 shares (cost $82,009,000)	77,594,737
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
15,655,779 shares (cost $145,756,017)	168,299,624
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
11,592,703 shares (cost $126,424,750)	121,143,743
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
19,070 shares (cost $222,063)	191,275
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
26,984,224 shares (cost $274,277,506)	271,461,296
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
350,944 shares (cost $6,981,515)	6,443,338
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
1,707,175 shares (cost $34,302,380)	29,892,626
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2,268,599 shares (cost $25,534,191)	29,900,139
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2,657,421 shares (cost $35,896,163)	34,333,880
NVIT Multi-Manager Small Company Fund - Class I (SCF)
3,175,185 shares (cost $57,838,092)	65,377,064
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2,065,670 shares (cost $36,644,952)	40,900,266
NVIT Multi-Sector Bond Fund - Class I (MSBF)
23,614,466 shares (cost $213,949,088)	204,973,563
NVIT Short Term Bond Fund - Class II (NVSTB2)
12,250,256 shares (cost $128,088,268)	124,462,604
NVIT Large Cap Growth Fund - Class I (NVOLG1)
16,890,212 shares (cost $282,185,598)	337,635,331

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

NVIT Large Cap Growth Fund - Class II (NVOLG2)
11,039,949 shares (cost $187,061,629)	$219,805,394
Templeton NVIT International Value Fund - Class III (NVTIV3)
19,141,463 shares (cost $230,767,674)	208,259,123
Invesco NVIT Comstock Value Fund - Class I (EIF)
17,837 shares (cost $285,751)	273,084
Invesco NVIT Comstock Value Fund - Class II (EIF2)
10,676,805 shares (cost $119,564,446)	162,180,668
NVIT Real Estate Fund - Class I (NVRE1)
8,258,224 shares (cost $67,056,443)	53,595,873
NVIT Real Estate Fund - Class II (NVRE2)
14,546,928 shares (cost $119,321,141)	93,391,280
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
461,528 shares (cost $5,307,602)	5,086,033
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
173,613 shares (cost $1,974,266)	1,861,136
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
95,713,366 shares (cost $1,015,538,315)	935,119,581
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
47,303,348 shares (cost $501,489,873)	464,991,910
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
66,960,213 shares (cost $709,059,502)	671,610,938
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
34,317,583 shares (cost $362,273,975)	345,921,240
NVIT Small Cap Index Fund Class II (NVSIX2)
3,252,179 shares (cost $43,871,172)	38,863,543
NVIT S&P 500 Index Fund Class II (GVEX2)
20,847,713 shares (cost $288,371,536)	290,408,639
NW BlkRkNVITMgdGlblAllocII (NVMGA2)
5,255,173 shares (cost $50,200,333)	49,503,728
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
1,192,551 shares (cost $13,629,211)	12,569,484
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
1,035,615 shares (cost $12,142,646)	10,832,535
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
839,918 shares (cost $10,044,298)	8,995,526
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
12,394 shares (cost $133,122)	130,629
Real Return Portfolio - Advisor Class (PMVRA)
11,420 shares (cost $146,803)	136,235
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
47,782 shares (cost $581,327)	519,395
VPS Growth and Income Portfolio - Class B (ALVGIB)
179,825 shares (cost $3,511,127)	5,355,181
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
17,402 shares (cost $356,265)	300,880
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
5,276,449 shares (cost $99,389,746)	90,491,108
VP Balanced Fund - Class I (ACVB)
4,513,999 shares (cost $30,113,685)	31,282,012
VP Capital Appreciation Fund - Class I (ACVCA)
4,277 shares (cost $62,272)	64,234
VP Income & Growth Fund - Class I (ACVIG)
1,638,022 shares (cost $11,658,241)	14,037,850
VP Income & Growth Fund - Class II (ACVIG2)
421,990 shares (cost $3,092,874)	3,616,459

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

VP Inflation Protection Fund - Class II (ACVIP2)
22,009,841 shares (cost $245,177,883)	$218,777,823
VP International Fund - Class I (ACVI)
777 shares (cost $8,205)	7,781
VP Mid Cap Value Fund - Class I (ACVMV1)
439,148 shares (cost $7,493,173)	8,075,934
VP Mid Cap Value Fund - Class II (ACVMV2)
6,834,531 shares (cost $112,097,495)	125,755,361
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
1,245,828 shares (cost $25,959,291)	23,521,235
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
4,564,505 shares (cost $63,938,224)	76,272,873
Appreciation Portfolio - Initial Shares (DCAP)
592,941 shares (cost $23,551,967)	26,818,707
Appreciation Portfolio - Service Shares (DCAPS)
2,317,264 shares (cost $94,478,908)	104,184,178
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
21,526 shares (cost $834,781)	966,506
Growth and Income Portfolio - Initial Shares (DGI)
456,546 shares (cost $9,980,578)	13,687,239
Managed Tail Risk Fund II: Service Shares (FCA2S)
152,988 shares (cost $902,161)	780,239
Quality Bond Fund II - Primary Shares (FQB)
661,668 shares (cost $7,496,569)	7,258,496
Quality Bond Fund II - Service Shares (FQBS)
2,027,126 shares (cost $22,546,250)	22,156,489
Equity-Income Portfolio - Initial Class (FEIP)
14,477,419 shares (cost $320,347,142)	296,207,994
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
441,877 shares (cost $4,026,765)	6,469,080
High Income Portfolio - Initial Class (FHIP)
9,257,892 shares (cost $48,585,160)	45,826,567
VIP Asset Manager Portfolio - Initial Class (FAMP)
7,181,260 shares (cost $105,287,417)	113,176,662
VIP Energy Portfolio - Service Class 2 (FNRS2)
4,389,008 shares (cost $92,446,597)	68,073,513
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
13,261,076 shares (cost $269,686,260)	265,751,971
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
454,742 shares (cost $5,369,227)	5,520,571
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
18,107,398 shares (cost $199,991,904)	218,737,367
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
803,299 shares (cost $9,413,949)	9,968,938
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
36,613,671 shares (cost $390,703,702)	453,277,241
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
782,675 shares (cost $8,962,475)	9,908,661
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
4,784,757 shares (cost $59,416,305)	60,383,627
VIP Growth Portfolio - Initial Class (FGP)
5,484,793 shares (cost $165,864,159)	360,625,141
VIP Growth Portfolio - Service Class 2 (FG2)
4,456,733 shares (cost $234,060,083)	289,732,242
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
1,267,944 shares (cost $16,373,944)	15,519,636

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
26,577,044 shares (cost $334,811,702)	$321,316,458
VIP Mid Cap Portfolio - Service Class (FMCS)
622,374 shares (cost $20,600,472)	20,171,128
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
8,247,736 shares (cost $245,044,168)	262,525,446
VIP Overseas Portfolio - Initial Class (FOP)
3,311,086 shares (cost $65,307,543)	63,175,525
VIP Overseas Portfolio - Service Class 2 (FO2)
4,635,957 shares (cost $93,645,251)	87,665,953
VIP Value Strategies Portfolio - Service Class (FVSS)
328,797 shares (cost $3,499,407)	4,774,138
Franklin Income Securities Fund - Class 2 (FTVIS2)
16,534,474 shares (cost $250,422,213)	234,789,528
Rising Dividends Securities Fund - Class 2 (FTVRD2)
1,605,372 shares (cost $33,124,093)	39,684,802
Small Cap Value Securities Fund - Class 2 (FTVSV2)
5,472,534 shares (cost $90,066,617)	96,754,393
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
33,169 shares (cost $736,414)	642,488
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
1,532,322 shares (cost $14,500,361)	9,684,276
Templeton Foreign Securities Fund - Class 2 (TIF2)
3,290,315 shares (cost $56,130,943)	43,432,159
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
7,989,998 shares (cost $147,263,248)	126,241,974
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
13,241,792 shares (cost $98,485,294)	89,382,095
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)
42,342 shares (cost $497,152)	432,311
Franklin High Income Securities Fund: Class 2 (FTVHI2)
28,598 shares (cost $169,276)	155,574
Structured Small Cap Equity Fund: Service Shares (GVSSCS)
10,382 shares (cost $139,932)	119,600
Short Duration Bond Portfolio - I Class Shares (AMTB)
9,481,597 shares (cost $104,400,135)	99,746,402
International Portfolio - S Class Shares (AMINS)
8,616 shares (cost $97,010)	96,068
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
580 shares (cost $13,746)	13,176
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
147,329 shares (cost $3,283,112)	3,145,480
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
886 shares (cost $9,909)	11,684
Socially Responsive Portfolio - I Class Shares (AMSRS)
1,000,798 shares (cost $15,794,467)	21,477,118
International Growth Fund/VA- Service Shares (OVIGS)
11,805,449 shares (cost $28,982,062)	27,034,478
Capital Income Fund/VA - Non-Service Shares (OVMS)
2,155,924 shares (cost $31,296,927)	31,174,657
Core Bond Fund/VA - Non-Service Shares (OVB)
3,033,399 shares (cost $26,241,371)	23,387,504
Global Securities Fund/VA - Non-Service Shares (OVGS)
3,796,647 shares (cost $131,420,925)	144,272,574
Global Securities Fund/VA - Service Class (OVGSS)
2,914,297 shares (cost $117,770,406)	109,548,427

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

International Growth Fund/VA - Non-Service Shares (OVIG)
271,681 shares (cost $653,390)	$597,698
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
403,256 shares (cost $9,573,047)	11,791,218
Main Street Fund(R)/VA - Service Class (OVGIS)
6,767,086 shares (cost $137,682,325)	196,110,143
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
316,418 shares (cost $8,093,348)	6,746,041
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
4,309,694 shares (cost $97,257,945)	90,719,062
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
138,107 shares (cost $8,896,683)	10,613,497
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
382,839 shares (cost $2,027,584)	1,868,253
Global Strategic Income Fund/VA: Service Shares (OVSBS)
1,864,965 shares (cost $10,373,003)	9,324,827
All Asset Portfolio - Advisor Class (PMVAAD)
4,519,914 shares (cost $50,579,419)	41,538,010
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2,086,762 shares (cost $23,043,499)	20,053,780
Low Duration Portfolio - Advisor Class (PMVLAD)
40,722,383 shares (cost $429,742,519)	417,404,426
Total Return Portfolio - Advisor Class (PMVTRD)
29,421,098 shares (cost $333,370,640)	311,275,213
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
9,079 shares (cost $102,728)	63,459
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
395,393 shares (cost $5,129,538)	4,626,104
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
11,813 shares (cost $90,638)	85,765
VT Growth & Income Fund: Class IB (PVGIB)
82,825 shares (cost $1,377,221)	1,965,426
VT International Equity Fund: Class IB (PVTIGB)
16,186 shares (cost $215,509)	211,551
VT Voyager Fund: Class IB (PVTVB)
26,556 shares (cost $1,275,719)	1,161,032
VI American Franchise Fund - Series II Shares (ACEG2)
97,387 shares (cost $4,657,353)	5,439,051
Diversified Stock Fund Class A Shares (VYDS)
29,717 shares (cost $235,043)	378,890
Small-Cap Portfolio - Investment Class (ROCSC)
34,139 shares (cost $411,536)	287,789
Variable Fund - Multi-Hedge Strategies (RVARS)
645,189 shares (cost $15,088,373)	15,542,607
Health Sciences Portfolio - II (TRHS2)
7,685,344 shares (cost $254,485,710)	289,506,916
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
1,230,571 shares (cost $32,503,262)	20,119,838
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
1,048,588 shares (cost $11,067,049)	8,000,726
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
1,691,589 shares (cost $21,486,503)	17,761,681
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
1,045,333 shares (cost $31,441,238)	17,645,213
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
1,895,441 shares (cost $10,220,383)	9,959,027

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
452,211 shares (cost $2,407,437)	$2,365,876
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
1,192,944 shares (cost $6,414,646)	6,406,827
Variable Insurance Portfolios - Asset Strategy (WRASP)
27,929,368 shares (cost $300,159,818)	231,919,887
Variable Insurance Portfolios - High Income (WRHIP)
23,960,611 shares (cost $93,701,584)	80,299,197
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
6,701,537 shares (cost $67,284,651)	63,141,215
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
8,846 shares (cost $50,036)	44,661
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
660,482 shares (cost $3,607,318)	3,404,254
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
5,813,561 shares (cost $31,724,310)	31,022,323
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
9,293,671 shares (cost $52,229,478)	51,134,710
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
1,414,755 shares (cost $7,771,861)	7,500,321
Advantage VT Discovery Fund (SVDF)
1,404 shares (cost $29,795)	36,487
Advantage VT Opportunity Fund - Class 2 (SVOF)
10,694 shares (cost $194,247)	267,891
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
8,630,038 shares (cost $86,359,638)	73,873,125
Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)
29,418 shares (cost $305,848)	305,655
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
1,465 shares (cost $33,082)	33,010

Total Investments	$45,303,781,661

Other Accounts Receivable	15,709
Accounts Receivable - VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	3
Accounts Receivable - Appreciation Portfolio - Initial Shares (DCAP)	11,649
Accounts Receivable - VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)	3
Accounts Receivable - U.S. Real Estate Portfolio - Class II (MSVREB)	3
Accounts Receivable - Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	1,989
Accounts Receivable - Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	109
Accounts Receivable - NVIT Multi-Manager Small Company Fund - Class I (SCF)	18,553
Accounts Receivable - Advantage VT Discovery Fund (SVDF)	19
Accounts Receivable - Advantage VT Opportunity Fund - Class 2 (SVOF)	395
Accounts Payable - VP Capital Appreciation Fund - Class I (ACVCA)	(1,018)
Accounts Payable - VP International Fund - Class I (ACVI)	(170)
Accounts Payable - High-Income Bond Fund - Class 1 (AFHY)	(210)
Accounts Payable - Mid-Cap Growth Portfolio - I Class Shares (AMCG)	(458)
Accounts Payable - BlackRock High Yield V.I. Fund - Class III (BRVHY3)	(17,996)
Accounts Payable - BlackRock Total Return V.I. Fund - Class III (BRVTR3)	(80,204)
Accounts Payable - U.S. Real Estate Portfolio - Class I (MSVRE)	(301)
Accounts Payable - NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	(6,973)

$45,303,722,763

Contract Owners’ Equity:
Accumulation units	45,293,727,890
Contracts in payout (annuitization) period (note 1f)	9,994,873

Total Contract Owners’ Equity (note 5)	$45,303,722,763

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	Total	ALMCS	ALVDAA	ALVDAB	AAEIP3	ACVIP1	AFGF	AFHY
Reinvested dividends	$810,279,041	$-	$1,008	$132,527	$20	$5,379	$101,158	$45,737
Mortality and expense risk charges (note 2)	(695,229,568)	(5,421)	(541)	(363,041)	(1)	(1,002)	(166,008)	(10,853)

Net investment income (loss)	115,049,473	(5,421)	467	(230,514)	19	4,377	(64,850)	34,884

Realized gain (loss) on investments	715,046,581	76,986	(1,845)	132,065	-	(1,098)	650,422	(45,635)
Change in unrealized gain (loss) on investments	(3,888,840,243)	(84,847)	(2,427)	(1,035,108)	(463)	(9,401)	(2,487,967)	(48,675)

Net gain (loss) on investments	(3,173,793,662)	(7,861)	(4,272)	(903,043)	(463)	(10,499)	(1,837,545)	(94,310)

Reinvested capital gains	2,072,504,919	-	2,024	350,324	53	-	2,629,053	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(986,239,270)	$(13,282)	$(1,781)	$(783,233)	$(391)	$(6,122)	$726,658	$(59,426)

Investment Activity:	AVPAP2	AFGC	BRVHY3	BRVTR3	BRVED3	MLVGA3	CHSMM	DWVVLS
Reinvested dividends	$11,646,860	$13,297	$71,760	$229,647	$328,798	$3,953,284	$819	$10,351
Mortality and expense risk charges (note 2)	(12,212,827)	(10,968)	(24,236)	(206,126)	(202,756)	(6,061,332)	(67,806)	(2,819)

Net investment income (loss)	(565,967)	2,329	47,524	23,521	126,042	(2,108,048)	(66,987)	7,532

Realized gain (loss) on investments	7,780,829	10,994	(48,515)	(3,441)	(65)	655,937	-	35,189
Change in unrealized gain (loss) on investments	(43,936,816)	(14,714)	(262,579)	(506,132)	(2,679,017)	(32,178,937)	-	(53,733)

Net gain (loss) on investments	(36,155,987)	(3,720)	(311,094)	(509,573)	(2,679,082)	(31,523,000)	-	(18,544)

Reinvested capital gains	16,575,282	7,231	28,929	-	2,897,235	22,883,409	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(20,146,672)	$5,840	$(234,641)	$(486,052)	$344,195	$(10,747,639)	$(66,987)	$(11,012)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	DWVSVS	DSIF	DSIFS	DSRG	ETVFR	FRESS2	GVGMNS	GVSIA
Reinvested dividends	$130,878	$4,197,704	$2,361,413	$458,357	$750,005	$12,111	$7,083	$66
Mortality and expense risk charges (note 2)	(461,537)	(3,110,859)	(2,296,701)	(570,792)	(372,238)	(3,895)	(129,438)	(3)

Net investment income (loss)	(330,659)	1,086,845	64,712	(112,435)	377,767	8,216	(122,355)	63

Realized gain (loss) on investments	(512,105)	10,158,110	15,507,620	2,721,538	(672,152)	27,094	18,038	-
Change in unrealized gain (loss) on investments	(4,593,320)	(18,228,110)	(20,504,146)	(10,242,321)	(608,286)	(27,809)	(699,350)	(130)

Net gain (loss) on investments	(5,105,425)	(8,070,000)	(4,996,526)	(7,520,783)	(1,280,438)	(715)	(681,312)	(130)

Reinvested capital gains	2,936,934	6,578,081	4,349,725	5,750,032	-	15,495	175,562	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,499,150)	$(405,074)	$(582,089)	$(1,883,186)	$(902,671)	$22,996	$(628,105)	$(67)

Investment Activity:	HVSIT	IVMCC2	IVKMG2	IVBRA1	JPMMV1	JABS	JAMGS	JAFBS
Reinvested dividends	$127,720	$16,610	$-	$8,281	$163,278	$175,658	$1,476	$159,116
Mortality and expense risk charges (note 2)	(385,027)	(255,308)	(314,142)	(953)	(214,315)	(146,750)	(797)	(84,747)

Net investment income (loss)	(257,307)	(238,698)	(314,142)	7,328	(51,037)	28,908	679	74,369

Realized gain (loss) on investments	2,529,167	(112,118)	1,832,658	(1,749)	1,604,526	387,316	1,739	(14,276)
Change in unrealized gain (loss) on investments	(7,547,045)	(2,104,904)	(2,946,201)	(31,594)	(3,370,731)	(823,604)	(21,154)	(270,325)

Net gain (loss) on investments	(5,017,878)	(2,217,022)	(1,113,543)	(33,343)	(1,766,205)	(436,288)	(19,415)	(284,601)

Reinvested capital gains	3,208,344	1,515,376	1,477,223	17,239	1,247,580	321,432	20,676	5,357

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,066,841)	$(940,344)	$49,538	$(8,776)	$(569,662)	$(85,948)	$1,940	$(204,875)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	JACAS	JAGTS	JAIGS	LZREMS	M2IGSS	MNDSC	MVUSC	MVFSC
Reinvested dividends	$1,799,653	$366,528	$292,982	$210,938	$30,784	$-	$5,736	$7,674,465
Mortality and expense risk charges (note 2)	(2,215,473)	(714,566)	(839,895)	(271,630)	(76,867)	(397,079)	(731)	(5,746,141)

Net investment income (loss)	(415,820)	(348,038)	(546,913)	(60,692)	(46,083)	(397,079)	5,005	1,928,324

Realized gain (loss) on investments	4,981,707	1,959,801	(4,817,366)	(1,396,345)	(41,580)	(346,348)	1,200	21,261,691
Change in unrealized gain (loss) on investments	(18,298,004)	(6,872,347)	(2,113,532)	(2,683,319)	(477,426)	(1,114,993)	(39,513)	(53,561,941)

Net gain (loss) on investments	(13,316,297)	(4,912,546)	(6,930,898)	(4,079,664)	(519,006)	(1,461,341)	(38,313)	(32,300,250)

Reinvested capital gains	28,173,307	6,037,314	1,715,089	46,452	388,726	803,316	10,068	21,634,866

Net increase (decrease) in contract owners’ equity resulting from operations	$14,441,190	$776,730	$(5,762,722)	$(4,093,904)	$(176,363)	$(1,055,104)	$(23,240)	$(8,737,060)

Investment Activity:	MVIVSC	MSGI2	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2	MSVRE
Reinvested dividends	$3,627,812	$8,316	$84,863	$425,745	$110,396	$43,220	$5,702	$388
Mortality and expense risk charges (note 2)	(3,123,691)	(8,458)	(31,140)	(205,004)	(27,675)	(9,060)	(5,722)	(410)

Net investment income (loss)	504,121	(142)	53,723	220,741	82,721	34,160	(20)	(22)

Realized gain (loss) on investments	4,481,833	(18,215)	2,991	482,248	(25,901)	(9,702)	8,790	1,183
Change in unrealized gain (loss) on investments	166,288	(178,655)	(102,658)	(997,854)	(105,836)	(41,147)	(19,965)	(903)

Net gain (loss) on investments	4,648,121	(196,870)	(99,667)	(515,606)	(131,737)	(50,849)	(11,175)	280

Reinvested capital gains	2,075,885	55,067	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,228,127	$(141,945)	$(45,944)	$(294,865)	$(49,016)	$(16,689)	$(11,195)	$258

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	MSVREB	NAMGI2	NAMAA2	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2
Reinvested dividends	$45	$1,167,378	$10,011,975	$1,167,595	$3,700,147	$77,065,869	$26,870,457	$1,653,231
Mortality and expense risk charges (note 2)	(51)	(654,346)	(6,081,955)	(675,957)	(2,561,482)	(81,420,610)	(28,971,327)	(3,913,187)

Net investment income (loss)	(6)	513,032	3,930,020	491,638	1,138,665	(4,354,741)	(2,100,870)	(2,259,956)

Realized gain (loss) on investments	134	42,596	(16,148)	2,028,457	5,596,414	18,470,222	2,330,621	6,575,786
Change in unrealized gain (loss) on investments	(113)	(7,148,929)	(31,990,949)	(11,555,231)	(37,337,540)	(283,948,301)	(35,933,450)	(16,328,118)

Net gain (loss) on investments	21	(7,106,333)	(32,007,097)	(9,526,774)	(31,741,126)	(265,478,079)	(33,602,829)	(9,752,332)

Reinvested capital gains	-	5,389,473	9,981,435	6,180,911	20,754,318	239,162,576	825,067	22,947,058

Net increase (decrease) in contract owners’ equity resulting from operations	$15	$(1,203,828)	$(18,095,642)	$(2,854,225)	$(9,848,143)	$(30,670,244)	$(34,878,632)	$10,934,770

Investment Activity:	GVAGR2	GVAGI2	HIBF	GEM	GEM2	GIG	NVIE6	NVNMO1
Reinvested dividends	$2,914,976	$18,005,957	$3,599,645	$85,865	$268,795	$101,703	$117,587	$583,371
Mortality and expense risk charges (note 2)	(6,307,192)	(32,165,120)	(1,137,725)	(141,029)	(938,440)	(283,399)	(660,028)	(1,035,977)

Net investment income (loss)	(3,392,216)	(14,159,163)	2,461,920	(55,164)	(669,645)	(181,696)	(542,441)	(452,606)

Realized gain (loss) on investments	4,309,748	48,687,860	(1,533,306)	(185,969)	(758,940)	(95,637)	1,222,651	2,283,635
Change in unrealized gain (loss) on investments	5,961,159	(190,942,620)	(4,392,847)	(1,638,784)	(10,023,634)	(1,282,973)	(4,318,932)	(10,180,236)

Net gain (loss) on investments	10,270,907	(142,254,760)	(5,926,153)	(1,824,753)	(10,782,574)	(1,378,610)	(3,096,281)	(7,896,601)

Reinvested capital gains	10,724,594	145,358,132	628,292	-	-	760,221	1,557,868	6,577,065

Net increase (decrease) in contract owners’ equity resulting from operations	$17,603,285	$(11,055,791)	$(2,835,941)	$(1,879,917)	$(11,452,219)	$(800,085)	$(2,080,854)	$(1,772,142)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2
Reinvested dividends	$181,699	$22,031	$1,008,016	$1,778,509	$57,320,967	$85,886,665	$15,473,494	$79,968,533
Mortality and expense risk charges (note 2)	(428,733)	(35,196)	(2,095,383)	(1,090,712)	(32,463,885)	(43,903,581)	(11,283,956)	(43,181,583)

Net investment income (loss)	(247,034)	(13,165)	(1,087,367)	687,797	24,857,082	41,983,084	4,189,538	36,786,950

Realized gain (loss) on investments	1,066,135	95,800	17,337,208	763,231	19,280,665	67,939,620	1,061,098	60,530,742
Change in unrealized gain (loss) on investments	(3,818,044)	(563,519)	(41,218,544)	(9,073,506)	(179,322,385)	(379,060,445)	(43,809,433)	(328,119,684)

Net gain (loss) on investments	(2,751,909)	(467,719)	(23,881,336)	(8,310,275)	(160,041,720)	(311,120,825)	(42,748,335)	(267,588,942)

Reinvested capital gains	2,323,208	447,658	22,445,657	5,195,923	78,936,748	191,007,607	22,236,000	160,298,107

Net increase (decrease) in contract owners’ equity resulting from operations	$(675,735)	$(33,226)	$(2,523,046)	$(2,426,555)	$(56,247,890)	$(78,130,134)	$(16,322,797)	$(70,503,885)

Investment Activity:	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GBF
Reinvested dividends	$11,786,293	$20,976,452	$89,255	$2,744,778	$1,046,983	$1,544,908	$1,205,129	$4,314,100
Mortality and expense risk charges (note 2)	(6,163,415)	(12,867,848)	(39,866)	(1,554,164)	(1,040,592)	(1,725,050)	(1,993,704)	(3,795,089)

Net investment income (loss)	5,622,878	8,108,604	49,389	1,190,614	6,391	(180,142)	(788,575)	519,011

Realized gain (loss) on investments	14,946,291	9,387,756	(37,777)	1,059,230	248,536	7,022,013	17,803,758	(3,942,185)
Change in unrealized gain (loss) on investments	(69,248,020)	(71,733,395)	(82,597)	(5,124,417)	(2,234,319)	(7,140,315)	(17,632,236)	(365,559)

Net gain (loss) on investments	(54,301,729)	(62,345,639)	(120,374)	(4,065,187)	(1,985,783)	(118,302)	171,522	(4,307,744)

Reinvested capital gains	37,235,720	32,846,994	14,151	465,570	565,433	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(11,443,131)	$(21,390,041)	$(56,834)	$(2,409,003)	$(1,413,959)	$(298,444)	$(617,053)	$(3,788,733)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	CAF	CAF2	GVIX2	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC
Reinvested dividends	$125,006	$282,636	$6,062	$1,036,609	$2,744,330	$22,530,344	$23,058,258	$11,411,305
Mortality and expense risk charges (note 2)	(481,625)	(878,307)	(801)	(763,332)	(3,481,066)	(19,146,251)	(22,239,983)	(10,060,548)

Net investment income (loss)	(356,619)	(595,671)	5,261	273,277	(736,736)	3,384,093	818,275	1,350,757

Realized gain (loss) on investments	2,934,948	2,678,690	(220)	425,018	11,317,399	6,008,052	19,324,185	4,040,154
Change in unrealized gain (loss) on investments	(5,756,721)	(11,043,400)	(23,107)	(2,741,897)	(15,640,057)	(60,557,142)	(103,880,900)	(35,885,681)

Net gain (loss) on investments	(2,821,773)	(8,364,710)	(23,327)	(2,316,879)	(4,322,658)	(54,549,090)	(84,556,715)	(31,845,527)

Reinvested capital gains	4,400,333	10,363,172	-	-	-	28,288,627	54,153,455	22,699,716

Net increase (decrease) in contract owners’ equity resulting from operations	$1,221,941	$1,402,791	$(18,066)	$(2,043,602)	$(5,059,394)	$(22,876,370)	$(29,584,985)	$(7,795,054)

Investment Activity:	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1	NVMIG6	GVDIVI
Reinvested dividends	$40,599,274	$13,397,277	$13,906,720	$1,797,119	$-	$200,323	$164,528	$47,133
Mortality and expense risk charges (note 2)	(39,123,281)	(14,601,296)	(12,709,889)	(2,422,376)	(8,885,609)	(392,422)	(2,048,944)	(52,242)

Net investment income (loss)	1,475,993	(1,204,019)	1,196,831	(625,257)	(8,885,609)	(192,099)	(1,884,416)	(5,109)

Realized gain (loss) on investments	29,790,149	4,874,626	1,154,754	4,674,730	-	(473,765)	7,433,694	(87,550)
Change in unrealized gain (loss) on investments	(178,957,130)	(40,025,195)	(57,660,234)	(21,463,649)	-	(1,430,916)	(15,096,482)	(137,788)

Net gain (loss) on investments	(149,166,981)	(35,150,569)	(56,505,480)	(16,788,919)	-	(1,904,681)	(7,662,788)	(225,338)

Reinvested capital gains	103,683,861	17,642,366	42,834,930	10,786,863	-	1,671,234	7,582,195	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(44,007,127)	$(18,712,222)	$(12,473,719)	$(6,627,313)	$(8,885,609)	$(425,546)	$(1,965,009)	$(230,447)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV1
Reinvested dividends	$612,944	$45,223	$269,448	$53,914	$810,156	$-	$-	$2,630
Mortality and expense risk charges (note 2)	(935,100)	(132,274)	(1,905,443)	(59,168)	(1,276,578)	(2,494,312)	(1,953,658)	(494)

Net investment income (loss)	(322,156)	(87,051)	(1,635,995)	(5,254)	(466,422)	(2,494,312)	(1,953,658)	2,136

Realized gain (loss) on investments	(821,442)	665,197	5,629,371	234,531	3,801,663	8,901,732	11,269,395	(566)
Change in unrealized gain (loss) on investments	(2,470,437)	(1,179,049)	(12,340,964)	(853,480)	(15,948,957)	(34,582,047)	(30,161,027)	(28,740)

Net gain (loss) on investments	(3,291,879)	(513,852)	(6,711,593)	(618,949)	(12,147,294)	(25,680,315)	(18,891,632)	(29,306)

Reinvested capital gains	-	821,934	10,103,987	447,303	8,726,395	26,430,173	18,501,772	17,899

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,614,035)	$221,031	$1,756,399	$(176,900)	$(3,887,321)	$(1,744,454)	$(2,343,518)	$(9,271)

Investment Activity:	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF
Reinvested dividends	$3,426,301	$-	$-	$224,519	$171,363	$262,115	$60,652	$4,346,700
Mortality and expense risk charges (note 2)	(4,242,651)	(91,067)	(467,770)	(438,401)	(564,046)	(959,944)	(666,060)	(3,385,537)

Net investment income (loss)	(816,350)	(91,067)	(467,770)	(213,882)	(392,683)	(697,829)	(605,408)	961,163

Realized gain (loss) on investments	12,067,462	439,861	1,713,335	1,461,001	2,560,708	(111,166)	2,589,914	1,392,417
Change in unrealized gain (loss) on investments	(55,108,309)	(1,289,711)	(6,053,921)	(6,989,370)	(8,756,046)	(8,129,629)	(7,852,110)	(12,113,690)

Net gain (loss) on investments	(43,040,847)	(849,850)	(4,340,586)	(5,528,369)	(6,195,338)	(8,240,795)	(5,262,196)	(10,721,273)

Reinvested capital gains	31,638,836	885,231	4,111,796	3,326,681	3,744,791	7,099,747	4,545,099	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,218,361)	$(55,686)	$(696,560)	$(2,415,570)	$(2,843,230)	$(1,838,877)	$(1,322,505)	$(9,760,110)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	EIF2	NVRE1	NVRE2
Reinvested dividends	$2,117,121	$2,178,242	$832,639	$4,127,884	$4,534	$2,684,916	$1,534,353	$2,488,898
Mortality and expense risk charges (note 2)	(1,985,375)	(4,748,852)	(3,346,932)	(3,485,048)	(1,494)	(2,717,373)	(819,396)	(1,645,608)

Net investment income (loss)	131,746	(2,570,610)	(2,514,293)	642,836	3,040	(32,457)	714,957	843,290

Realized gain (loss) on investments	91,825	15,603,228	11,423,653	2,711,967	29,599	10,854,539	2,846,482	(5,246,518)
Change in unrealized gain (loss) on investments	(2,686,972)	(52,473,325)	(34,484,239)	(23,722,618)	(48,640)	(24,683,589)	(16,630,408)	(18,792,494)

Net gain (loss) on investments	(2,595,147)	(36,870,097)	(23,060,586)	(21,010,651)	(19,041)	(13,829,050)	(13,783,926)	(24,039,012)

Reinvested capital gains	-	52,776,618	33,134,851	9,914,233	-	-	8,695,049	14,885,766

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,463,401)	$13,335,911	$7,559,972	$(10,453,582)	$(16,001)	$(13,861,507)	$(4,373,920)	$(8,309,956)

Investment Activity:	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	NVSIX2	GVEX2
Reinvested dividends	$82,555	$29,708	$10,566,972	$5,690,925	$10,885,736	$5,248,018	$434,822	$4,896,531
Mortality and expense risk charges (note 2)	(44,584)	(8,737)	(13,426,168)	(6,667,105)	(8,840,533)	(4,760,296)	(556,140)	(3,998,883)

Net investment income (loss)	37,971	20,971	(2,859,196)	(976,180)	2,045,203	487,722	(121,318)	897,648

Realized gain (loss) on investments	(4,599)	(7,089)	(63,002)	288,885	92,274	210,167	146,633	2,038,236
Change in unrealized gain (loss) on investments	(194,921)	(107,391)	(58,300,370)	(27,358,747)	(38,171,519)	(17,476,412)	(5,586,528)	(9,369,395)

Net gain (loss) on investments	(199,520)	(114,480)	(58,363,372)	(27,069,862)	(38,079,245)	(17,266,245)	(5,439,895)	(7,331,159)

Reinvested capital gains	44,355	70,091	-	-	-	-	2,877,519	3,841,673

Net increase (decrease) in contract owners’ equity resulting from operations	$(117,194)	$(23,418)	$(61,222,568)	$(28,046,042)	$(36,034,042)	$(16,778,523)	$(2,683,694)	$(2,591,838)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVMGA2	NOTB4	NOTG4	NOTMG4	PMVFHA	PMVRA	ALVBWB	ALVGIB
Reinvested dividends	$-	$148,863	$161,162	$126,843	$4,003	$5,371	$11,804	$66,668
Mortality and expense risk charges (note 2)	(151,609)	(222,528)	(179,914)	(172,789)	(554)	(366)	(2,219)	(83,797)

Net investment income (loss)	(151,609)	(73,665)	(18,752)	(45,946)	3,449	5,005	9,585	(17,129)

Realized gain (loss) on investments	(451)	11,647	33,291	16,673	623	(33)	(3,864)	415,294
Change in unrealized gain (loss) on investments	(696,605)	(1,139,957)	(1,431,502)	(1,056,687)	(5,417)	(9,635)	(57,565)	(388,965)

Net gain (loss) on investments	(697,056)	(1,128,310)	(1,398,211)	(1,040,014)	(4,794)	(9,668)	(61,429)	26,329

Reinvested capital gains	-	314,086	51,584	222,994	661	-	53,907	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(848,665)	$(887,889)	$(1,365,379)	$(862,966)	$(684)	$(4,663)	$2,063	$9,200

Investment Activity:	ALVSVA	ALVSVB	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2	ACVI
Reinvested dividends	$1,975	$499,105	$590,715	$-	$327,891	$76,596	$4,720,596	$31
Mortality and expense risk charges (note 2)	(1,143)	(1,540,116)	(458,113)	(949)	(209,436)	(58,199)	(3,656,081)	(118)

Net investment income (loss)	832	(1,041,011)	132,602	(949)	118,455	18,397	1,064,515	(87)

Realized gain (loss) on investments	574	1,886,772	227,112	5,647	773,221	614,583	(3,287,058)	(55)
Change in unrealized gain (loss) on investments	(57,036)	(23,138,228)	(4,968,647)	(8,234)	(3,381,445)	(1,315,875)	(7,372,147)	183

Net gain (loss) on investments	(56,462)	(21,251,456)	(4,741,535)	(2,587)	(2,608,224)	(701,292)	(10,659,205)	128

Reinvested capital gains	40,135	15,355,718	3,306,322	4,666	1,383,454	376,611	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(15,495)	$(6,936,749)	$(1,302,611)	$1,130	$(1,106,315)	$(306,284)	$(9,594,690)	$41

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	ACVMV1	ACVMV2	DVMCSS	DVSCS	DCAP	DCAPS	DVDLS	DGI
Reinvested dividends	$155,992	$1,900,014	$64,324	$636,897	$503,519	$1,603,821	$-	$122,955
Mortality and expense risk charges (note 2)	(122,460)	(1,965,019)	(311,483)	(1,250,357)	(397,125)	(1,708,002)	(14,838)	(194,109)

Net investment income (loss)	33,532	(65,005)	(247,159)	(613,460)	106,394	(104,181)	(14,838)	(71,154)

Realized gain (loss) on investments	779,195	7,817,920	(581,243)	8,590,448	2,028,925	3,854,441	66,902	435,469
Change in unrealized gain (loss) on investments	(1,508,195)	(17,395,005)	(2,747,265)	(16,426,226)	(4,702,409)	(13,578,279)	(107,644)	(1,672,433)

Net gain (loss) on investments	(729,000)	(9,577,085)	(3,328,508)	(7,835,778)	(2,673,484)	(9,723,838)	(40,742)	(1,236,964)

Reinvested capital gains	456,627	5,838,760	2,295,710	5,677,887	1,457,344	5,269,749	16,483	1,357,611

Net increase (decrease) in contract owners’ equity resulting from operations	$(238,841)	$(3,803,330)	$(1,279,957)	$(2,771,351)	$(1,109,746)	$(4,558,270)	$(39,097)	$49,493

Investment Activity:	FCA2S	FQB	FQBS	FC2	FEIP	FVSS2	FHIP	FAMP
Reinvested dividends	$13,710	$316,800	$916,993	$-	$10,008,930	$61,706	$3,228,198	$1,873,239
Mortality and expense risk charges (note 2)	(12,926)	(107,668)	(368,945)	-	(4,357,775)	(106,638)	(647,856)	(1,634,830)

Net investment income (loss)	784	209,132	548,048	-	5,651,155	(44,932)	2,580,342	238,409

Realized gain (loss) on investments	(10,924)	5,687	760,295	27	(3,947,043)	966,796	(866,316)	1,919,565
Change in unrealized gain (loss) on investments	(57,447)	(328,065)	(1,739,104)	-	(49,696,663)	(1,225,221)	(4,702,587)	(11,940,405)

Net gain (loss) on investments	(68,371)	(322,378)	(978,809)	27	(53,643,706)	(258,425)	(5,568,903)	(10,020,840)

Reinvested capital gains	1,257	-	-	-	31,090,684	5,949	-	8,661,223

Net increase (decrease) in contract owners’ equity resulting from operations	$(66,330)	$(113,246)	$(430,761)	$27	$(16,901,867)	$(297,408)	$(2,988,561)	$(1,121,208)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
Reinvested dividends	$789,231	$8,457,272	$96,741	$3,552,551	$181,138	$7,485,203	$169,473	$913,953
Mortality and expense risk charges (note 2)	(1,279,001)	(4,288,210)	(73,152)	(3,240,666)	(146,012)	(7,042,214)	(139,654)	(1,046,839)

Net investment income (loss)	(489,770)	4,169,062	23,589	311,885	35,126	442,989	29,819	(132,886)

Realized gain (loss) on investments	1,835,028	(6,037,745)	176,483	880,545	728,536	13,875,562	627,467	3,767,229
Change in unrealized gain (loss) on investments	(23,194,101)	(39,418,884)	(310,677)	(6,500,594)	(955,615)	(25,352,137)	(851,335)	(6,016,610)

Net gain (loss) on investments	(21,359,073)	(45,456,629)	(134,194)	(5,620,049)	(227,079)	(11,476,575)	(223,868)	(2,249,381)

Reinvested capital gains	2,446,612	25,218,440	16,073	634,854	45,043	2,027,403	54,751	317,579

Net increase (decrease) in contract owners’ equity resulting from operations	$(19,402,231)	$(16,069,127)	$(94,532)	$(4,673,310)	$(146,910)	$(9,006,183)	$(139,298)	$(2,064,688)

Investment Activity:	FGP	FG2	FIGBS	FIGBP2	FMCS	FMC2	FOP	FO2
Reinvested dividends	$940,254	$89,702	$408,159	$8,017,357	$85,638	$699,825	$889,924	$1,034,700
Mortality and expense risk charges (note 2)	(4,936,422)	(4,138,368)	(220,592)	(5,280,564)	(296,945)	(4,328,685)	(805,722)	(934,986)

Net investment income (loss)	(3,996,168)	(4,048,666)	187,567	2,736,793	(211,307)	(3,628,860)	84,202	99,714

Realized gain (loss) on investments	21,114,481	6,430,543	(59,460)	1,307,909	458,641	6,522,433	1,142,012	48,313
Change in unrealized gain (loss) on investments	(7,633,022)	2,598,101	(466,804)	(12,319,154)	(3,523,896)	(44,817,934)	(1,638,546)	(5,978,602)

Net gain (loss) on investments	13,481,459	9,028,644	(526,264)	(11,011,245)	(3,065,255)	(38,295,501)	(496,534)	(5,930,289)

Reinvested capital gains	11,640,815	7,318,156	13,716	285,492	2,762,087	33,995,342	65,677	91,566

Net increase (decrease) in contract owners’ equity resulting from operations	$21,126,106	$12,298,134	$(324,981)	$(7,988,960)	$(514,475)	$(7,929,019)	$(346,655)	$(5,739,009)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVMD2	FTVDM2	TIF2	FTVGI2
Reinvested dividends	$53,029	$12,151,080	$662,928	$695,876	$20,131	$251,674	$1,705,295	$10,658,904
Mortality and expense risk charges (note 2)	(71,838)	(4,118,837)	(690,959)	(1,654,807)	(3,100)	(179,350)	(803,570)	(2,110,068)

Net investment income (loss)	(18,809)	8,032,243	(28,031)	(958,931)	17,031	72,324	901,725	8,548,836

Realized gain (loss) on investments	431,931	(3,996,331)	2,971,639	13,281,310	(11,655)	(560,252)	(2,424,260)	(1,723,042)
Change in unrealized gain (loss) on investments	(623,085)	(26,859,534)	(10,169,658)	(37,857,141)	(81,647)	(3,736,734)	(3,848,587)	(15,546,163)

Net gain (loss) on investments	(191,154)	(30,855,865)	(7,198,019)	(24,575,831)	(93,302)	(4,296,986)	(6,272,847)	(17,269,205)

Reinvested capital gains	4,356	-	4,906,189	16,004,149	40,517	1,602,700	1,741,755	692,286

Net increase (decrease) in contract owners’ equity resulting from operations	$(205,607)	$(22,823,622)	$(2,319,861)	$(9,530,613)	$(35,754)	$(2,621,962)	$(3,629,367)	$(8,028,083)

Investment Activity:	FTVFA2	FTVSI2	FTVHI2	GVSSCS	AMTB	AMINS	AMCG	AMMCGS
Reinvested dividends	$2,800,819	$32,744	$6,842	$35	$1,548,195	$929	$-	$-
Mortality and expense risk charges (note 2)	(1,581,704)	(1,998)	(1,319)	(395)	(1,712,580)	(1,680)	(31)	(7,125)

Net investment income (loss)	1,219,115	30,746	5,523	(360)	(164,385)	(751)	(31)	(7,125)

Realized gain (loss) on investments	(732,121)	(12,973)	(9,374)	(266)	(1,681,126)	43	(4)	(3,686)
Change in unrealized gain (loss) on investments	(8,317,144)	(49,942)	(5,719)	(18,627)	411,858	(944)	(570)	(137,632)

Net gain (loss) on investments	(9,049,265)	(62,915)	(15,093)	(18,893)	(1,269,268)	(901)	(574)	(141,318)

Reinvested capital gains	153,150	8,696	-	15,372	-	269	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,677,000)	$(23,473)	$(9,570)	$(3,881)	$(1,433,653)	$(1,383)	$(605)	$(148,443)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	AMTP	AMSRS	OVIGS	OVMS	OVCAFS	OVB	OVGS	OVGSS
Reinvested dividends	$99	$125,519	$176,587	$739,396	$-	$1,029,947	$2,040,918	$1,181,108
Mortality and expense risk charges (note 2)	(184)	(326,101)	(332,291)	(438,805)	-	(339,374)	(2,091,922)	(1,701,126)

Net investment income (loss)	(85)	(200,582)	(155,704)	300,591	-	690,573	(51,004)	(520,018)

Realized gain (loss) on investments	375	3,372,110	(145,110)	(317,385)	51	(1,915,639)	3,677,194	484,619
Change in unrealized gain (loss) on investments	(3,067)	(5,503,656)	(1,400,694)	(116,217)	-	1,154,055	(9,309,711)	(5,502,881)

Net gain (loss) on investments	(2,692)	(2,131,546)	(1,545,804)	(433,602)	51	(761,584)	(5,632,517)	(5,018,262)

Reinvested capital gains	1,002	1,984,448	1,333,620	-	-	-	10,174,784	7,276,058

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,775)	$(347,680)	$(367,888)	$(133,011)	$51	$(71,011)	$4,491,263	$1,737,778

Investment Activity:	OVIG	OVGI	OVGIS	OVSC	OVSCS	OVAG	OVSB	OVSBS
Reinvested dividends	$11,396	$118,554	$1,330,379	$69,596	$599,304	$-	$134,911	$514,299
Mortality and expense risk charges (note 2)	(4,379)	(167,705)	(3,170,137)	(101,154)	(1,497,433)	(139,530)	(25,993)	(143,034)

Net investment income (loss)	7,017	(49,151)	(1,839,758)	(31,558)	(898,129)	(139,530)	108,918	371,265

Realized gain (loss) on investments	(40,396)	1,125,457	19,660,940	162,137	5,284,357	634,539	(104,762)	(104,041)
Change in unrealized gain (loss) on investments	(12,510)	(2,718,565)	(45,806,517)	(1,807,300)	(25,476,705)	(1,013,132)	(109,521)	(669,600)

Net gain (loss) on investments	(52,906)	(1,593,108)	(26,145,577)	(1,645,163)	(20,192,348)	(378,593)	(214,283)	(773,641)

Reinvested capital gains	69,557	1,935,780	31,120,729	1,148,716	13,881,347	959,115	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$23,668	$293,521	$3,135,394	$(528,005)	$(7,209,130)	$440,992	$(105,365)	$(402,376)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD	PMVHYD	PVGIB
Reinvested dividends	$1,472,671	$284,690	$14,109,255	$15,448,824	$3,368	$234,901	$5,414	$41,853
Mortality and expense risk charges (note 2)	(766,276)	(317,584)	(6,428,935)	(4,929,503)	(320)	(75,423)	(501)	(34,129)

Net investment income (loss)	706,395	(32,894)	7,680,320	10,519,321	3,048	159,478	4,913	7,724

Realized gain (loss) on investments	(1,090,486)	(708,690)	1,213,506	210,970	(9,777)	(259,638)	(8,567)	117,392
Change in unrealized gain (loss) on investments	(4,686,578)	(1,156,584)	(14,521,666)	(18,087,780)	(15,353)	(69,158)	(3,864)	(325,487)

Net gain (loss) on investments	(5,777,064)	(1,865,274)	(13,308,160)	(17,876,810)	(25,130)	(328,796)	(12,431)	(208,095)

Reinvested capital gains	-	55,761	-	3,336,855	-	24,197	1,364	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,070,669)	$(1,842,407)	$(5,627,840)	$(4,020,634)	$(22,082)	$(145,121)	$(6,154)	$(200,371)

Investment Activity:	PVTIGB	PVTVB	ACEG2	VYDS	ROCSC	RVARS	TRBCG2	TRHS2
Reinvested dividends	$3,107	$20,875	$-	$2,430	$2,384	$110,080	$-	$-
Mortality and expense risk charges (note 2)	(3,765)	(23,948)	(82,981)	(5,475)	(1,345)	(255,507)	-	(4,356,891)

Net investment income (loss)	(658)	(3,073)	(82,981)	(3,045)	1,039	(145,427)	-	(4,356,891)

Realized gain (loss) on investments	(368)	279,336	714,644	54,505	(8,755)	285,134	5	23,408,737
Change in unrealized gain (loss) on investments	2,120	(645,950)	(505,095)	(117,441)	(101,092)	(135,026)	-	(18,326,044)

Net gain (loss) on investments	1,752	(366,614)	209,549	(62,936)	(109,847)	150,108	5	5,082,693

Reinvested capital gains	-	285,355	29,018	48,566	68,603	-	-	21,738,017

Net increase (decrease) in contract owners’ equity resulting from operations	$1,094	$(84,332)	$155,586	$(17,415)	$(40,205)	$4,681	$5	$22,463,819

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	VWHAS	VWBF	VWEM	VWHA	WRPMAV	WRPMCV	WRPMMV	WRASP
Reinvested dividends	$8,352	$619,293	$125,017	$9,450	$-	$-	$-	$909,556
Mortality and expense risk charges (note 2)	(462,711)	(124,913)	(292,977)	(403,996)	(37,291)	(7,905)	(24,719)	(4,267,090)

Net investment income (loss)	(454,359)	494,380	(167,960)	(394,546)	(37,291)	(7,905)	(24,719)	(3,357,534)

Realized gain (loss) on investments	(5,767,765)	(381,735)	1,063,071	(2,558,732)	7,893	9,652	8,602	1,006,936
Change in unrealized gain (loss) on investments	(5,868,582)	(1,517,915)	(5,447,022)	(7,295,214)	(132,356)	(49,844)	(56,479)	(67,578,255)

Net gain (loss) on investments	(11,636,347)	(1,899,650)	(4,383,951)	(9,853,946)	(124,463)	(40,192)	(47,877)	(66,571,319)

Reinvested capital gains	-	-	1,233,628	-	-	4,728	-	43,675,279

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,090,706)	$(1,405,270)	$(3,318,283)	$(10,248,492)	$(161,754)	$(43,369)	$(72,596)	$(26,253,574)

Investment Activity:	WRHIP	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	SVDF
Reinvested dividends	$6,179,493	$-	$1,249	$38,476	$535,375	$1,157,151	$113,356	$-
Mortality and expense risk charges (note 2)	(1,568,098)	(1,005,980)	(193)	(13,468)	(129,626)	(206,040)	(30,757)	(548)

Net investment income (loss)	4,611,395	(1,005,980)	1,056	25,008	405,749	951,111	82,599	(548)

Realized gain (loss) on investments	(2,029,241)	752,172	(113)	32,351	293,778	318,395	17,406	1,185
Change in unrealized gain (loss) on investments	(10,865,936)	(9,500,860)	(5,700)	(277,790)	(3,250,176)	(5,684,191)	(693,263)	(7,406)

Net gain (loss) on investments	(12,895,177)	(8,748,688)	(5,813)	(245,439)	(2,956,398)	(5,365,796)	(675,857)	(6,221)

Reinvested capital gains	1,049,199	4,853,274	4,592	214,625	2,547,182	4,265,020	592,957	5,707

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,234,583)	$(4,901,394)	$(165)	$(5,806)	$(3,467)	$(149,665)	$(301)	$(1,062)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2	HVIE	MIGSC	FHIPR
Reinvested dividends	$388	$-	$17	$3,972	$-	$278,796	$38,902	$42,930
Mortality and expense risk charges (note 2)	(3,915)	(1,207,719)	(66)	(3,858)	(549)	(37,398)	(26,356)	(74,753)

Net investment income (loss)	(3,527)	(1,207,719)	(49)	114	(549)	241,398	12,546	(31,823)

Realized gain (loss) on investments	15,355	5,174,714	1,830	272	3,838	(2,010,252)	1,818,159	(381,077)
Change in unrealized gain (loss) on investments	(55,323)	(17,756,198)	(2,371)	(3,805)	(8,680)	(937,336)	(2,402,104)	1,113,929

Net gain (loss) on investments	(39,968)	(12,581,484)	(541)	(3,533)	(4,842)	(2,947,588)	(583,945)	732,852

Reinvested capital gains	31,081	9,358,055	-	-	5,803	3,144,189	642,774	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,414)	$(4,431,148)	$(590)	$(3,419)	$412	$437,999	$71,375	$701,029

Investment Activity:	FOPR	FO2R	AMTG	AMFAS
Reinvested dividends	$-	$-	$-	$-
Mortality and expense risk charges (note 2)	(102,020)	(432,836)	(171)	(46,147)

Net investment income (loss)	(102,020)	(432,836)	(171)	(46,147)

Realized gain (loss) on investments	1,869,206	19,532,138	4,396	(258,195)
Change in unrealized gain (loss) on investments	278,657	(11,898,863)	(3,500)	(251,931)

Net gain (loss) on investments	2,147,863	7,633,275	896	(510,126)

Reinvested capital gains	-	-	-	514,444

Net increase (decrease) in contract owners’ equity resulting from operations	$2,045,843	$7,200,439	$725	$(41,829)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	Total		ALMCS		ALVDAA		ALVDAB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$115,049,473	$58,858,452	$(5,421)	$(5,461)	$467	$258	$(230,514)	$(168,792)
Realized gain (loss) on investments	715,046,581	901,337,010	76,986	32,714	(1,845)	439	132,065	77,847
Change in unrealized gain (loss) on investments	(3,888,840,243)	(522,380,386)	(84,847)	6,746	(2,427)	(2,617)	(1,035,108)	(132,648)
Reinvested capital gains	2,072,504,919	1,040,952,118	-	-	2,024	3,495	350,324	483,628

Net increase (decrease) in contract owners’ equity resulting from operations	(986,239,270)	1,478,767,194	(13,282)	33,999	(1,781)	1,575	(783,233)	260,035

Equity transactions:
Purchase payments received from contract owners (note 3)	5,082,070,683	5,994,771,754	-	-	-	58,880	5,515,671	7,208,310
Transfers between funds	-	-	8,309	(44,573)	(2,278)	36,092	(220,563)	512,020
Redemptions (note 3)	(3,585,721,629)	(3,546,526,710)	(171,925)	(18,801)	(15,424)	-	(760,450)	(396,872)
Annuity benefits	(1,331,027)	(1,478,079)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(347,726,151)	(294,565,413)	(7)	(7)	-	-	(530)	(258)
Contingent deferred sales charges (note 2)	(17,474,670)	(18,813,647)	-	-	-	-	(8,756)	(2,291)
Adjustments to maintain reserves	(143,597)	(245,425)	(12)	8	-	(8)	(187)	(208)

Net equity transactions	1,129,673,609	2,133,142,480	(163,635)	(63,373)	(17,702)	94,964	4,525,185	7,320,701

Net change in contract owners’ equity	143,434,339	3,611,909,674	(176,917)	(29,374)	(19,483)	96,539	3,741,952	7,580,736
Contract owners’ equity beginning of period	45,160,288,424	41,548,378,750	516,473	545,847	112,134	15,595	15,847,152	8,266,416

Contract owners’ equity end of period	$45,303,722,763	$45,160,288,424	$339,556	$516,473	$92,651	$112,134	$19,589,104	$15,847,152

CHANGES IN UNITS:
Beginning units	3,051,691,530	2,827,650,082	26,168	29,458	10,220	1,477	1,392,186	742,493
Units purchased	711,312,559	807,633,872	2,869	949	706	12,468	539,258	746,967
Units redeemed	(574,716,072)	(583,592,424)	(11,360)	(4,239)	(2,342)	(3,725)	(152,498)	(97,274)

Ending units	3,188,288,017	3,051,691,530	17,677	26,168	8,584	10,220	1,778,946	1,392,186

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AAEIP3		ACVIP1		AFGF		AFHY
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$19	$-	$4,377	$1,194	$(64,850)	$17,405	$34,884	$35,960
Realized gain (loss) on investments	-	-	(1,098)	(52)	650,422	327,086	(45,635)	714
Change in unrealized gain (loss) on investments	(463)	-	(9,401)	(1,536)	(2,487,967)	(63,086)	(48,675)	(22,974)
Reinvested capital gains	53	-	-	1,768	2,629,053	604,783	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(391)	-	(6,122)	1,374	726,658	886,188	(59,426)	13,700

Equity transactions:
Purchase payments received from contract owners (note 3)	2,444	-	128,175	110,156	14,160	2,839	40,614	933
Transfers between funds	-	-	10,742	41,124	10,166	(176,482)	(471,760)	(166,981)
Redemptions (note 3)	-	-	(28,128)	-	(1,816,653)	(478,745)	(29,500)	(20,538)
Annuity benefits	-	-	-	-	(878)	(832)	(1,398)	(1,483)
Contract maintenance charges (note 2)	-	-	(919)	(202)	(2,727)	(2,799)	(327)	(397)
Contingent deferred sales charges (note 2)	-	-	-	-	(19)	(42)	-	-
Adjustments to maintain reserves	(3)	-	-	(4)	719	497	742	906

Net equity transactions	2,441	-	109,870	151,074	(1,795,232)	(655,564)	(461,629)	(187,560)

Net change in contract owners’ equity	2,050	-	103,748	152,448	(1,068,574)	230,624	(521,055)	(173,860)
Contract owners’ equity beginning of period	-	-	198,937	46,489	12,603,409	12,372,785	1,222,090	1,395,950

Contract owners’ equity end of period	$2,050	$-	$302,685	$198,937	$11,534,835	$12,603,409	$701,035	$1,222,090

CHANGES IN UNITS:
Beginning units	-	-	21,218	5,112	106,861	112,638	21,295	24,207
Units purchased	330	-	15,658	16,221	263	266	11,704	33,816
Units redeemed	-	-	(3,689)	(115)	(14,621)	(6,043)	(19,730)	(36,728)

Ending units	330	-	33,187	21,218	92,503	106,861	13,269	21,295

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AVPAP2		AFGC		BRVHY3		BRVTR3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(565,967)	$(9,888,365)	$2,329	$148	$47,524	$-	$23,521	$-
Realized gain (loss) on investments	7,780,829	1,156,667	10,994	7,696	(48,515)	-	(3,441)	-
Change in unrealized gain (loss) on investments	(43,936,816)	19,422,245	(14,714)	26,881	(262,579)	-	(506,132)	-
Reinvested capital gains	16,575,282	-	7,231	-	28,929	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(20,146,672)	10,690,547	5,840	34,725	(234,641)	-	(486,052)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	20,421,857	402,389,134	210	193	2,778,534	-	50,598,529	-
Transfers between funds	(19,731,320)	4,932,056	(28,467)	22,866	1,992,550	-	10,836,899	-
Redemptions (note 3)	(17,200,217)	(10,464,015)	(117,347)	(69,197)	(190,349)	-	(389,397)	-
Annuity benefits	-	-	(219)	(222)	-	-	-	-
Contract maintenance charges (note 2)	(9,503,264)	(4,771,899)	(472)	(516)	(16)	-	(40,732)	-
Contingent deferred sales charges (note 2)	(280,239)	(281,526)	-	-	(156)	-	(2,840)	-
Adjustments to maintain reserves	(193)	3,079	199	170	17	-	(3)	-

Net equity transactions	(26,293,376)	391,806,829	(146,096)	(46,706)	4,580,580	-	61,002,456	-

Net change in contract owners’ equity	(46,440,048)	402,497,376	(140,256)	(11,981)	4,345,939	-	60,516,404	-
Contract owners’ equity beginning of period	798,451,750	395,954,374	895,799	907,780	-	-	-	-

Contract owners’ equity end of period	$752,011,702	$798,451,750	$755,543	$895,799	$4,345,939	$-	$60,516,404	$-

CHANGES IN UNITS:
Beginning units	65,640,615	32,981,115	25,113	26,433	-	-	-	-
Units purchased	3,691,213	35,218,055	436	1,219	581,963	-	6,600,377	-
Units redeemed	(5,857,687)	(2,558,555)	(4,498)	(2,539)	(109,372)	-	(414,271)	-

Ending units	63,474,141	65,640,615	21,051	25,113	472,591	-	6,186,106	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	BRVED3		MLVGA3		CHSMM		DWVVLS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$126,042	$-	$(2,108,048)	$2,632,396	$(66,987)	$(86,728)	$7,532	$3,148
Realized gain (loss) on investments	(65)	-	655,937	662,941	-	-	35,189	3,706
Change in unrealized gain (loss) on investments	(2,679,017)	-	(32,178,937)	(31,989,850)	-	-	(53,733)	47,229
Reinvested capital gains	2,897,235	-	22,883,409	28,815,036	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	344,195	-	(10,747,639)	120,523	(66,987)	(86,728)	(11,012)	54,083

Equity transactions:
Purchase payments received from contract owners (note 3)	54,368,736	-	65,201,116	98,681,601	15,302	46,986	171,771	354,886
Transfers between funds	6,408,426	-	6,223,813	4,247,634	1,773,387	377,462	16,663	3,077
Redemptions (note 3)	(282,084)	-	(21,327,070)	(17,562,728)	(1,563,248)	(1,154,983)	(169,042)	(7,307)
Annuity benefits	-	-	(2,368)	-	-	-	-	-
Contract maintenance charges (note 2)	(17,491)	-	(14,461)	(12,703)	(531)	(525)	(2,004)	(795)
Contingent deferred sales charges (note 2)	(23)	-	(61,964)	(45,051)	-	-	-	-
Adjustments to maintain reserves	(86)	-	(516)	(959)	37	39	5	(11)

Net equity transactions	60,477,478	-	50,018,550	85,307,794	224,947	(731,021)	17,393	349,850

Net change in contract owners’ equity	60,821,673	-	39,270,911	85,428,317	157,960	(817,749)	6,381	403,933
Contract owners’ equity beginning of period	-	-	336,749,454	251,321,137	8,890,073	9,707,822	629,639	225,706

Contract owners’ equity end of period	$60,821,673	$-	$376,020,365	$336,749,454	$9,048,033	$8,890,073	$636,020	$629,639

CHANGES IN UNITS:
Beginning units	-	-	22,411,842	16,742,221	884,847	949,742	47,661	19,338
Units purchased	6,381,238	-	6,231,053	7,925,924	881,298	581,830	18,577	30,361
Units redeemed	(145,493)	-	(2,916,666)	(2,256,303)	(848,183)	(646,725)	(17,557)	(2,038)

Ending units	6,235,745	-	25,726,229	22,411,842	917,962	884,847	48,681	47,661

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DWVSVS		DSIF		DSIFS		DSRG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(330,659)	$(189,294)	$1,086,845	$973,982	$64,712	$(15,544)	$(112,435)	$(117,176)
Realized gain (loss) on investments	(512,105)	196,838	10,158,110	10,605,917	15,507,620	14,423,911	2,721,538	2,985,516
Change in unrealized gain (loss) on investments	(4,593,320)	(226,368)	(18,228,110)	12,616,970	(20,504,146)	1,946,132	(10,242,321)	(912,297)
Reinvested capital gains	2,936,934	900,002	6,578,081	2,808,528	4,349,725	1,996,926	5,750,032	3,132,187

Net increase (decrease) in contract owners’ equity resulting from operations	(2,499,150)	681,178	(405,074)	27,005,397	(582,089)	18,351,425	(1,883,186)	5,088,230

Equity transactions:
Purchase payments received from contract owners (note 3)	7,198,873	12,473,991	2,703,088	3,577,023	2,702,101	2,791,706	488,534	606,204
Transfers between funds	2,452,833	5,896,091	(1,325,531)	(680,279)	(14,067,032)	(10,746,799)	(385,690)	54,131
Redemptions (note 3)	(1,066,636)	(1,013,870)	(25,255,275)	(26,826,517)	(12,771,673)	(14,587,289)	(4,383,332)	(4,886,571)
Annuity benefits	-	-	(57,085)	(61,395)	(3,945)	(3,855)	(3,622)	(3,553)
Contract maintenance charges (note 2)	(83,101)	(33,750)	(98,603)	(106,876)	(473,454)	(513,453)	(26,036)	(28,521)
Contingent deferred sales charges (note 2)	(7,240)	(3,316)	(8,799)	(16,601)	(40,682)	(63,940)	(2,041)	(2,046)
Adjustments to maintain reserves	(442)	(2,564)	4,032	1,862	(1,087)	(285)	220	158

Net equity transactions	8,494,287	17,316,582	(24,038,173)	(24,112,783)	(24,655,772)	(23,123,915)	(4,311,967)	(4,260,198)

Net change in contract owners’ equity	5,995,137	17,997,760	(24,443,247)	2,892,614	(25,237,861)	(4,772,490)	(6,195,153)	828,032
Contract owners’ equity beginning of period	23,690,053	5,692,293	244,277,402	241,384,788	169,386,790	174,159,280	45,643,787	44,815,755

Contract owners’ equity end of period	$29,685,190	$23,690,053	$219,834,155	$244,277,402	$144,148,929	$169,386,790	$39,448,634	$45,643,787

CHANGES IN UNITS:
Beginning units	1,869,070	466,331	5,106,390	5,646,503	7,085,178	8,091,350	1,151,261	1,265,074
Units purchased	1,313,331	2,065,110	141,754	194,615	828,516	929,920	29,633	41,450
Units redeemed	(635,651)	(662,371)	(642,666)	(734,728)	(1,859,794)	(1,936,092)	(139,200)	(155,263)

Ending units	2,546,750	1,869,070	4,605,478	5,106,390	6,053,900	7,085,178	1,041,694	1,151,261

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ETVFR		FRESS2		GVGMNS		GVSIA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$377,767	$156,568	$8,216	$7,628	$(122,355)	$(91,590)	$63	$-
Realized gain (loss) on investments	(672,152)	(184,376)	27,094	1,326	18,038	40,819	-	-
Change in unrealized gain (loss) on investments	(608,286)	(330,314)	(27,809)	47,377	(699,350)	132,579	(130)	-
Reinvested capital gains	-	-	15,495	32,853	175,562	53,322	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(902,671)	(358,122)	22,996	89,184	(628,105)	135,130	(67)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	11,278,836	6,887,454	100,263	466,339	2,007,746	2,405,349	7,658	-
Transfers between funds	(2,205,009)	14,931,802	(47,574)	(18,107)	336,474	(77,701)	-	-
Redemptions (note 3)	(3,714,397)	(726,660)	(19,317)	(1,606)	(342,582)	(431,861)	-	-
Annuity benefits	-	-	-	-	(837)	-	-	-
Contract maintenance charges (note 2)	(693)	(661)	-	-	(371)	(287)	-	-
Contingent deferred sales charges (note 2)	(2,488)	(1,181)	-	-	(830)	(1,708)	-	-
Adjustments to maintain reserves	(294)	73	(4)	1	(54)	(105)	(3)	-

Net equity transactions	5,355,955	21,090,827	33,368	446,627	1,999,546	1,893,687	7,655	-

Net change in contract owners’ equity	4,453,284	20,732,705	56,364	535,811	1,371,441	2,028,817	7,588	-
Contract owners’ equity beginning of period	20,901,456	168,751	667,305	131,494	6,651,026	4,622,209	-	-

Contract owners’ equity end of period	$25,354,740	$20,901,456	$723,669	$667,305	$8,022,467	$6,651,026	$7,588	$-

CHANGES IN UNITS:
Beginning units	2,099,789	16,659	57,644	14,671	571,852	406,175	-	-
Units purchased	4,752,421	3,327,980	25,512	44,975	262,790	236,087	770	-
Units redeemed	(4,232,652)	(1,244,850)	(22,446)	(2,002)	(91,929)	(70,410)	-	-

Ending units	2,619,558	2,099,789	60,710	57,644	742,713	571,852	770	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	HVSIT		IVMCC2		IVKMG2		IVBRA1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(257,307)	$(372,883)	$(238,698)	$(171,369)	$(314,142)	$(349,201)	$7,328	$(610)
Realized gain (loss) on investments	2,529,167	2,722,764	(112,118)	128,021	1,832,658	1,630,076	(1,749)	20
Change in unrealized gain (loss) on investments	(7,547,045)	(5,502,579)	(2,104,904)	(1,087,995)	(2,946,201)	18,425	(31,594)	(4,821)
Reinvested capital gains	3,208,344	1,855,175	1,515,376	1,285,549	1,477,223	-	17,239	9,770

Net increase (decrease) in contract owners’ equity resulting from operations	(2,066,841)	(1,297,523)	(940,344)	154,206	49,538	1,299,300	(8,776)	4,359

Equity transactions:
Purchase payments received from contract owners (note 3)	634,748	3,704,991	2,400,024	5,376,524	90,731	225,372	13,169	153,142
Transfers between funds	(9,820,125)	(3,321,738)	1,041,590	413,990	267,966	(739,239)	1,338	994
Redemptions (note 3)	(1,699,548)	(1,772,220)	(525,771)	(425,544)	(2,563,984)	(2,683,558)	(21,255)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(185,439)	(247,847)	(61,613)	(33,676)	(123,226)	(113,296)	(48)	-
Contingent deferred sales charges (note 2)	(26,287)	(31,101)	(3,957)	(6,161)	(4,891)	(7,746)	-	-
Adjustments to maintain reserves	(461)	(560)	(324)	(296)	(369)	(507)	(3)	3

Net equity transactions	(11,097,112)	(1,668,475)	2,849,949	5,324,837	(2,333,773)	(3,318,974)	(6,799)	154,139

Net change in contract owners’ equity	(13,163,953)	(2,965,998)	1,909,605	5,479,043	(2,284,235)	(2,019,674)	(15,575)	158,498
Contract owners’ equity beginning of period	34,123,200	37,089,198	12,646,474	7,167,431	21,539,179	23,558,853	209,848	51,350

Contract owners’ equity end of period	$20,959,247	$34,123,200	$14,556,079	$12,646,474	$19,254,944	$21,539,179	$194,273	$209,848

CHANGES IN UNITS:
Beginning units	2,049,869	2,149,202	984,626	571,438	1,552,810	1,802,302	20,089	5,179
Units purchased	230,580	590,399	463,187	541,104	288,716	298,275	1,483	14,990
Units redeemed	(901,967)	(689,732)	(244,364)	(127,916)	(448,802)	(547,767)	(2,085)	(80)

Ending units	1,378,482	2,049,869	1,203,449	984,626	1,392,724	1,552,810	19,487	20,089

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	JPMMV1		JABS		JAMGS		JAFBS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(51,037)	$(84,431)	$28,908	$17,657	$679	$(316)	$74,369	$-
Realized gain (loss) on investments	1,604,526	1,594,624	387,316	451,439	1,739	62	(14,276)	-
Change in unrealized gain (loss) on investments	(3,370,731)	(421,908)	(823,604)	4,922	(21,154)	7,876	(270,325)	-
Reinvested capital gains	1,247,580	859,135	321,432	282,873	20,676	2,926	5,357	-

Net increase (decrease) in contract owners’ equity resulting from operations	(569,662)	1,947,420	(85,948)	756,891	1,940	10,548	(204,875)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	356,973	483,093	21,777	134,807	65,571	111,515	8,267,208	-
Transfers between funds	(223,459)	(21,207)	852	(267,926)	51,815	(77)	11,109,919	-
Redemptions (note 3)	(2,222,300)	(2,206,307)	(1,052,567)	(942,414)	(1,501)	-	(387,647)	-
Annuity benefits	-	-	(11,808)	(11,853)	-	-	-	-
Contract maintenance charges (note 2)	(4,278)	(4,086)	(544)	(604)	(163)	(33)	(28,558)	-
Contingent deferred sales charges (note 2)	(3,166)	(1,084)	(66)	(92)	-	-	(3,484)	-
Adjustments to maintain reserves	(84)	(96)	3,415	2,660	(12)	(7)	(105)	-

Net equity transactions	(2,096,314)	(1,749,687)	(1,038,941)	(1,085,422)	115,710	111,398	18,957,333	-

Net change in contract owners’ equity	(2,665,976)	197,733	(1,124,889)	(328,531)	117,650	121,946	18,752,458	-
Contract owners’ equity beginning of period	16,042,419	15,844,686	11,284,137	11,612,668	132,135	10,189	-	-

Contract owners’ equity end of period	$13,376,443	$16,042,419	$10,159,248	$11,284,137	$249,785	$132,135	$18,752,458	$-

CHANGES IN UNITS:
Beginning units	629,150	706,041	481,380	528,268	9,705	836	-	-
Units purchased	154,953	148,906	30,422	33,520	9,140	8,905	2,200,965	-
Units redeemed	(237,981)	(225,797)	(74,263)	(80,408)	(1,087)	(36)	(281,390)	-

Ending units	546,122	629,150	437,539	481,380	17,758	9,705	1,919,575	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	JACAS		JAGTS		JAIGS		LZREMS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(415,820)	$(2,228,907)	$(348,038)	$(472,048)	$(546,913)	$3,137,493	$(60,692)	$136,885
Realized gain (loss) on investments	4,981,707	12,761,228	1,959,801	2,176,828	(4,817,366)	(1,420,670)	(1,396,345)	32,386
Change in unrealized gain (loss) on investments	(18,298,004)	(47,364,159)	(6,872,347)	(1,257,409)	(2,113,532)	(16,890,457)	(2,683,319)	(1,675,881)
Reinvested capital gains	28,173,307	46,390,189	6,037,314	1,873,001	1,715,089	5,170,275	46,452	96,352

Net increase (decrease) in contract owners’ equity resulting from operations	14,441,190	9,558,351	776,730	2,320,372	(5,762,722)	(10,003,359)	(4,093,904)	(1,410,258)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,919,469	7,313,347	10,982,788	9,539,097	5,001,354	6,482,051	7,892,395	8,650,115
Transfers between funds	(4,828,833)	(13,469,286)	12,129,555	90,314	(4,906,377)	(1,077,134)	218,487	5,655,271
Redemptions (note 3)	(13,087,193)	(13,089,099)	(2,990,022)	(2,260,800)	(6,799,526)	(8,418,224)	(698,512)	(237,718)
Annuity benefits	-	-	(628)	(582)	(11,126)	(13,182)	-	-
Contract maintenance charges (note 2)	(685,614)	(705,650)	(4,324)	(4,215)	(10,785)	(13,407)	(501)	(138)
Contingent deferred sales charges (note 2)	(56,286)	(52,011)	(11,954)	(6,603)	(15,139)	(22,555)	(2,715)	(377)
Adjustments to maintain reserves	(1,284)	(1,418)	(367)	(321)	(602)	(362)	(164)	(121)

Net equity transactions	(16,739,741)	(20,004,117)	20,105,048	7,356,890	(6,742,201)	(3,062,813)	7,408,990	14,067,032

Net change in contract owners’ equity	(2,298,551)	(10,445,766)	20,881,778	9,677,262	(12,504,923)	(13,066,172)	3,315,086	12,656,774
Contract owners’ equity beginning of period	149,625,246	160,071,012	36,925,277	27,248,015	63,763,918	76,830,090	12,697,617	40,843

Contract owners’ equity end of period	$147,326,695	$149,625,246	$57,807,055	$36,925,277	$51,258,995	$63,763,918	$16,012,703	$12,697,617

CHANGES IN UNITS:
Beginning units	6,633,166	7,528,794	3,355,733	2,738,469	3,311,550	3,552,741	1,378,884	4,129
Units purchased	980,914	882,831	2,998,959	1,992,176	667,863	608,654	1,744,146	1,584,097
Units redeemed	(1,714,756)	(1,778,459)	(1,463,085)	(1,374,912)	(1,028,942)	(849,845)	(911,604)	(209,342)

Ending units	5,899,324	6,633,166	4,891,607	3,355,733	2,950,471	3,311,550	2,211,426	1,378,884

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	M2IGSS		MNDSC		MVUSC		MVFSC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(46,083)	$-	$(397,079)	$(348,675)	$5,005	$1,153	$1,928,324	$(908,981)
Realized gain (loss) on investments	(41,580)	-	(346,348)	939,368	1,200	367	21,261,691	24,276,723
Change in unrealized gain (loss) on investments	(477,426)	-	(1,114,993)	(7,402,779)	(39,513)	(1,552)	(53,561,941)	(4,518,031)
Reinvested capital gains	388,726	-	803,316	4,576,880	10,068	2,785	21,634,866	11,748,958

Net increase (decrease) in contract owners’ equity resulting from operations	(176,363)	-	(1,055,104)	(2,235,206)	(23,240)	2,753	(8,737,060)	30,598,669

Equity transactions:
Purchase payments received from contract owners (note 3)	5,202	-	4,989,780	6,616,098	30,063	15,857	24,319,241	27,963,946
Transfers between funds	7,164,231	-	(120,038)	(5,368,251)	27,965	72,971	(900,509)	(14,469,598)
Redemptions (note 3)	(835,497)	-	(1,402,985)	(1,265,413)	(13,325)	-	(38,671,451)	(43,942,454)
Annuity benefits	-	-	-	-	-	-	(15,395)	(14,253)
Contract maintenance charges (note 2)	(497)	-	(67,599)	(56,686)	-	-	(1,923,396)	(1,828,264)
Contingent deferred sales charges (note 2)	(574)	-	(12,114)	(9,323)	-	-	(89,070)	(124,789)
Adjustments to maintain reserves	(116)	-	(424)	(511)	1	-	(1,081)	(1,375)

Net equity transactions	6,332,749	-	3,386,620	(84,086)	44,704	88,828	(17,281,661)	(32,416,787)

Net change in contract owners’ equity	6,156,386	-	2,331,516	(2,319,292)	21,464	91,581	(26,018,721)	(1,818,118)
Contract owners’ equity beginning of period	-	-	21,619,518	23,938,810	112,560	20,979	384,693,703	386,511,821

Contract owners’ equity end of period	$6,156,386	$-	$23,951,034	$21,619,518	$134,024	$112,560	$358,674,982	$384,693,703

CHANGES IN UNITS:
Beginning units	-	-	1,676,490	1,688,392	9,548	1,989	14,263,480	15,568,092
Units purchased	754,465	-	703,127	866,526	5,061	7,758	2,628,868	2,759,897
Units redeemed	(121,330)	-	(448,082)	(878,428)	(1,203)	(199)	(3,245,410)	(4,064,509)

Ending units	633,135	-	1,931,535	1,676,490	13,406	9,548	13,646,938	14,263,480

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MVIVSC		MSGI2		MSVFI		MSVF2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$504,121	$422,809	$(142)	$-	$53,723	$22,729	$220,741	$229,065
Realized gain (loss) on investments	4,481,833	1,816,506	(18,215)	-	2,991	16,820	482,248	468,577
Change in unrealized gain (loss) on investments	166,288	(3,271,951)	(178,655)	-	(102,658)	46,111	(997,854)	208,486
Reinvested capital gains	2,075,885	-	55,067	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,228,127	(1,032,636)	(141,945)	-	(45,944)	85,660	(294,865)	906,128

Equity transactions:
Purchase payments received from contract owners (note 3)	26,886,356	28,148,030	1,285,143	-	45,962	20,296	75,743	31,660
Transfers between funds	18,641,060	11,137,685	155,482	-	(296,847)	1,399,248	(708,963)	367,219
Redemptions (note 3)	(11,897,161)	(8,110,808)	(27,444)	-	(196,378)	(85,350)	(2,513,046)	(1,882,161)
Annuity benefits	(336)	-	-	-	-	-	(1,576)	(6,999)
Contract maintenance charges (note 2)	(1,144,120)	(903,449)	(1)	-	(442)	(323)	(21,293)	(22,227)
Contingent deferred sales charges (note 2)	(97,586)	(82,139)	-	-	(3)	(45)	(1,611)	(1,092)
Adjustments to maintain reserves	(813)	(680)	(30)	-	(43)	(37)	(244)	(315)

Net equity transactions	32,387,400	30,188,639	1,413,150	-	(447,751)	1,333,789	(3,170,990)	(1,513,915)

Net change in contract owners’ equity	39,615,527	29,156,003	1,271,205	-	(493,695)	1,419,449	(3,465,855)	(607,787)
Contract owners’ equity beginning of period	168,757,596	139,601,593	-	-	2,562,783	1,143,334	15,019,032	15,626,819

Contract owners’ equity end of period	$208,373,123	$168,757,596	$1,271,205	$-	$2,069,088	$2,562,783	$11,553,177	$15,019,032

CHANGES IN UNITS:
Beginning units	11,397,673	9,380,271	-	-	197,375	94,101	1,156,982	1,277,247
Units purchased	4,830,397	3,913,398	164,907	-	58,510	143,526	136,267	265,809
Units redeemed	(2,780,288)	(1,895,996)	(9,975)	-	(92,830)	(40,252)	(384,801)	(386,074)

Ending units	13,447,782	11,397,673	154,932	-	163,055	197,375	908,448	1,156,982

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MSEM		MSEMB		VKVGR2		MSVRE
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$82,721	$101,267	$34,160	$30,347	$(20)	$(1,393)	$(22)	$28
Realized gain (loss) on investments	(25,901)	1,426	(9,702)	1,866	8,790	340	1,183	1,864
Change in unrealized gain (loss) on investments	(105,836)	(75,222)	(41,147)	(29,801)	(19,965)	18,822	(903)	5,653
Reinvested capital gains	-	18,455	-	5,746	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(49,016)	45,926	(16,689)	8,158	(11,195)	17,769	258	7,545

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(6)	28,894	132,772	19,078	54,402	-	-
Transfers between funds	(98,343)	(69,106)	(11,032)	(6,975)	168,270	127,018	-	-
Redemptions (note 3)	(220,397)	(290,609)	(215,868)	(84,266)	(48,608)	(6,006)	-	-
Annuity benefits	-	-	-	-	-	-	(3,153)	(6,509)
Contract maintenance charges (note 2)	(1,112)	(1,280)	(87)	(116)	(5)	(13)	-	-
Contingent deferred sales charges (note 2)	(83)	(13)	-	(1)	-	(16)	-	-
Adjustments to maintain reserves	(126)	44	(22)	(70)	(36)	2	888	858

Net equity transactions	(320,061)	(360,970)	(198,115)	41,344	138,699	175,387	(2,265)	(5,651)

Net change in contract owners’ equity	(369,077)	(315,044)	(214,804)	49,502	127,504	193,156	(2,007)	1,894
Contract owners’ equity beginning of period	2,214,822	2,529,866	815,841	766,339	275,172	82,016	31,027	29,133

Contract owners’ equity end of period	$1,845,745	$2,214,822	$601,037	$815,841	$402,676	$275,172	$29,020	$31,027

CHANGES IN UNITS:
Beginning units	85,072	98,656	44,687	35,082	25,692	8,643	-	-
Units purchased	-	-	4,203	16,453	32,099	22,364	-	-
Units redeemed	(12,432)	(13,584)	(11,269)	(6,848)	(18,892)	(5,315)	-	-

Ending units	72,640	85,072	37,621	44,687	38,899	25,692	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MSVREB		NAMGI2		NAMAA2		NVAMV1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(6)	$(4)	$513,032	$173,386	$3,930,020	$1,370,824	$491,638	$367,621
Realized gain (loss) on investments	134	152	42,596	(809)	(16,148)	216	2,028,457	2,092,315
Change in unrealized gain (loss) on investments	(113)	876	(7,148,929)	61,030	(31,990,949)	(713,034)	(11,555,231)	(2,489,375)
Reinvested capital gains	-	-	5,389,473	-	9,981,435	-	6,180,911	6,164,475

Net increase (decrease) in contract owners’ equity resulting from operations	15	1,024	(1,203,828)	233,607	(18,095,642)	658,006	(2,854,225)	6,135,036

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(377)	38,623,737	21,276,968	403,529,057	184,133,541	506,952	1,272,310
Transfers between funds	-	(410)	6,381,172	255,223	30,522,009	2,164,106	(2,109,868)	431,834
Redemptions (note 3)	-	-	(982,118)	(50,753)	(5,423,160)	(436,741)	(6,684,637)	(6,638,123)
Annuity benefits	(564)	(500)	-	-	-	-	(4,540)	(4,557)
Contract maintenance charges (note 2)	-	2	(222,363)	-	(2,467,981)	(7,782)	(18,230)	(20,181)
Contingent deferred sales charges (note 2)	-	-	(17,887)	(89)	(109,268)	(2,399)	(4,105)	(3,795)
Adjustments to maintain reserves	23	(34)	(126)	(43)	(328)	(17)	(2,431)	1,261

Net equity transactions	(541)	(1,319)	43,782,415	21,481,306	426,050,329	185,850,708	(8,316,859)	(4,961,251)

Net change in contract owners’ equity	(526)	(295)	42,578,587	21,714,913	407,954,687	186,508,714	(11,171,084)	1,173,785
Contract owners’ equity beginning of period	4,081	4,376	21,714,913	-	186,508,714	-	56,199,263	55,025,478

Contract owners’ equity end of period	$3,555	$4,081	$64,293,500	$21,714,913	$594,463,401	$186,508,714	$45,028,179	$56,199,263

CHANGES IN UNITS:
Beginning units	-	27	2,143,787	-	18,774,801	-	2,467,526	2,696,763
Units purchased	-	-	4,721,067	2,229,274	46,204,710	19,164,901	60,845	178,449
Units redeemed	-	(27)	(425,721)	(85,487)	(2,827,443)	(390,100)	(435,316)	(407,686)

Ending units	-	-	6,439,133	2,143,787	62,152,068	18,774,801	2,093,055	2,467,526

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVAMV2		GVAAA2		GVABD2		GVAGG2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,138,665	$533,622	$(4,354,741)	$(28,017,348)	$(2,100,870)	$(4,188,798)	$(2,259,956)	$(1,697,538)
Realized gain (loss) on investments	5,596,414	7,687,272	18,470,222	16,730,114	2,330,621	2,375,634	6,575,786	2,330,212
Change in unrealized gain (loss) on investments	(37,337,540)	(8,762,082)	(283,948,301)	174,411,995	(35,933,450)	40,356,593	(16,328,118)	(61,252)
Reinvested capital gains	20,754,318	18,844,783	239,162,576	8,046,845	825,067	15,194,522	22,947,058	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,848,143)	18,303,595	(30,670,244)	171,171,606	(34,878,632)	53,737,951	10,934,770	571,422

Equity transactions:
Purchase payments received from contract owners (note 3)	12,560,708	13,052,832	456,899,566	444,256,128	321,528,345	278,721,804	31,398,158	42,466,658
Transfers between funds	(6,301,439)	(3,892,605)	37,787,074	61,585,453	44,687,395	29,099,141	13,752,835	(4,335,173)
Redemptions (note 3)	(18,634,809)	(20,005,361)	(295,598,804)	(266,007,318)	(106,974,492)	(91,640,033)	(16,690,764)	(16,656,228)
Annuity benefits	(23,507)	(23,369)	(10,194)	(20,372)	(46,448)	(47,309)	(5,728)	(5,549)
Contract maintenance charges (note 2)	(784,339)	(694,642)	(52,452,380)	(46,739,903)	(18,960,382)	(15,003,754)	(1,086,835)	(910,762)
Contingent deferred sales charges (note 2)	(68,472)	(81,087)	(2,208,153)	(2,313,764)	(1,116,168)	(1,000,632)	(112,680)	(130,826)
Adjustments to maintain reserves	(1,149)	(1,363)	(8,641)	2,137	(389)	1,708	(751)	(754)

Net equity transactions	(13,253,007)	(11,645,595)	144,408,468	190,762,361	239,117,861	200,130,925	27,254,235	20,427,366

Net change in contract owners’ equity	(23,101,150)	6,658,000	113,738,224	361,933,967	204,239,229	253,868,876	38,189,005	20,998,788
Contract owners’ equity beginning of period	177,601,231	170,943,231	5,277,472,721	4,915,538,754	1,761,868,562	1,507,999,686	221,983,081	200,984,293

Contract owners’ equity end of period	$154,500,081	$177,601,231	$5,391,210,945	$5,277,472,721	$1,966,107,791	$1,761,868,562	$260,172,086	$221,983,081

CHANGES IN UNITS:
Beginning units	7,970,170	8,531,980	366,259,790	352,795,401	152,420,112	135,018,265	14,633,884	13,261,501
Units purchased	1,517,382	1,735,984	48,475,654	47,802,139	40,869,819	39,321,455	4,520,767	3,914,058
Units redeemed	(2,133,248)	(2,297,794)	(38,758,799)	(34,337,750)	(20,482,534)	(21,919,608)	(2,775,930)	(2,541,675)

Ending units	7,354,304	7,970,170	375,976,645	366,259,790	172,807,397	152,420,112	16,378,721	14,633,884

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVAGR2		GVAGI2		HIBF		GEM
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(3,392,216)	$(3,715,998)	$(14,159,163)	$(13,275,403)	$2,461,920	$2,044,593	$(55,164)	$(7,340)
Realized gain (loss) on investments	4,309,748	2,142,219	48,687,860	60,342,372	(1,533,306)	64,072	(185,969)	104,892
Change in unrealized gain (loss) on investments	5,961,159	22,797,673	(190,942,620)	89,714,927	(4,392,847)	(3,501,442)	(1,638,784)	(456,285)
Reinvested capital gains	10,724,594	-	145,358,132	17,195,120	628,292	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,603,285	21,223,894	(11,055,791)	153,977,016	(2,835,941)	(1,392,777)	(1,879,917)	(358,733)

Equity transactions:
Purchase payments received from contract owners (note 3)	62,916,921	73,541,118	353,056,409	337,172,403	5,661,628	5,390,738	252,112	216,562
Transfers between funds	(1,638,902)	(15,506,884)	(47,971,793)	(75,266,251)	2,343,793	64,087,672	(197,905)	13,819,023
Redemptions (note 3)	(28,646,160)	(27,100,315)	(114,274,572)	(101,294,208)	(9,096,440)	(6,570,634)	(1,733,797)	(1,749,956)
Annuity benefits	(8,889)	(6,092)	(20,440)	(19,405)	(285)	(302)	(805)	(2,240)
Contract maintenance charges (note 2)	(1,287,750)	(1,191,441)	(19,185,345)	(15,636,418)	(4,436)	(3,413)	(5,313)	(4,337)
Contingent deferred sales charges (note 2)	(121,681)	(177,330)	(1,176,810)	(1,071,159)	(24,281)	(28,703)	(2,884)	(2,470)
Adjustments to maintain reserves	14,734	(1,207)	(1,380)	1,157	(539)	(574)	(391)	1,939

Net equity transactions	31,228,273	29,557,849	170,426,069	143,886,119	(1,120,560)	62,874,784	(1,688,983)	12,278,521

Net change in contract owners’ equity	48,831,558	50,781,743	159,370,278	297,863,135	(3,956,501)	61,482,007	(3,568,900)	11,919,788
Contract owners’ equity beginning of period	367,853,887	317,072,144	2,022,454,301	1,724,591,166	66,621,695	5,139,688	12,168,860	249,072

Contract owners’ equity end of period	$416,685,445	$367,853,887	$2,181,824,579	$2,022,454,301	$62,665,194	$66,621,695	$8,599,960	$12,168,860

CHANGES IN UNITS:
Beginning units	25,379,860	23,231,955	152,683,209	141,379,875	3,331,749	255,684	578,521	14,366
Units purchased	6,591,102	6,838,787	34,914,976	35,498,465	2,275,453	5,581,827	42,205	674,713
Units redeemed	(4,506,921)	(4,690,882)	(22,335,041)	(24,195,131)	(2,345,927)	(2,505,762)	(126,126)	(110,558)

Ending units	27,464,041	25,379,860	165,263,144	152,683,209	3,261,275	3,331,749	494,600	578,521

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GEM2		GIG		NVIE6		NVNMO1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(669,645)	$(158,564)	$(181,696)	$206,728	$(542,441)	$692,621	$(452,606)	$(394,853)
Realized gain (loss) on investments	(758,940)	233,390	(95,637)	26,578	1,222,651	921,024	2,283,635	3,810,006
Change in unrealized gain (loss) on investments	(10,023,634)	(2,809,615)	(1,282,973)	(969,062)	(4,318,932)	(2,699,156)	(10,180,236)	(12,614,582)
Reinvested capital gains	-	-	760,221	-	1,557,868	-	6,577,065	13,354,869

Net increase (decrease) in contract owners’ equity resulting from operations	(11,452,219)	(2,734,789)	(800,085)	(735,756)	(2,080,854)	(1,085,511)	(1,772,142)	4,155,440

Equity transactions:
Purchase payments received from contract owners (note 3)	5,517,105	6,217,527	250,609	344,395	5,436,503	6,165,229	791,804	762,769
Transfers between funds	3,241,708	59,208,188	(344,394)	24,315,236	1,970,625	6,157,350	(1,127,002)	(3,015,654)
Redemptions (note 3)	(6,071,157)	(3,776,115)	(2,749,892)	(1,614,288)	(2,817,483)	(2,870,429)	(8,340,972)	(8,901,463)
Annuity benefits	(2,733)	(1,537)	(4,521)	(3,213)	-	-	(11,813)	(11,188)
Contract maintenance charges (note 2)	(4,306)	(2,895)	(8,061)	(5,845)	(220,469)	(166,392)	(29,737)	(33,274)
Contingent deferred sales charges (note 2)	(89,200)	(9,810)	(2,163)	(766)	(24,255)	(26,716)	(3,238)	(1,954)
Adjustments to maintain reserves	(5,378)	(615)	150	20,256	(590)	(464)	71	123

Net equity transactions	2,586,039	61,634,743	(2,858,272)	23,055,775	4,344,331	9,258,578	(8,720,887)	(11,200,641)

Net change in contract owners’ equity	(8,866,180)	58,899,954	(3,658,357)	22,320,019	2,263,477	8,173,067	(10,493,029)	(7,045,201)
Contract owners’ equity beginning of period	59,824,570	924,616	22,421,601	101,582	37,716,834	29,543,767	81,915,914	88,961,115

Contract owners’ equity end of period	$50,958,390	$59,824,570	$18,763,244	$22,421,601	$39,980,311	$37,716,834	$71,422,885	$81,915,914

CHANGES IN UNITS:
Beginning units	2,054,838	28,105	1,638,422	8,336	4,306,729	3,288,584	6,161,181	7,038,080
Units purchased	663,729	2,371,315	55,102	1,772,647	1,529,420	1,857,996	80,486	97,692
Units redeemed	(608,207)	(344,582)	(259,192)	(142,561)	(1,049,438)	(839,851)	(739,286)	(974,591)

Ending units	2,110,360	2,054,838	1,434,332	1,638,422	4,786,711	4,306,729	5,502,381	6,161,181

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVNMO2		NVNSR1		NVNSR2		NVCRA2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(247,034)	$(261,455)	$(13,165)	$(14,607)	$(1,087,367)	$(1,306,874)	$687,797	$290,583
Realized gain (loss) on investments	1,066,135	2,569,130	95,800	559,104	17,337,208	24,903,697	763,231	933,506
Change in unrealized gain (loss) on investments	(3,818,044)	(5,892,663)	(563,519)	(341,829)	(41,218,544)	(10,727,335)	(9,073,506)	(2,214,646)
Reinvested capital gains	2,323,208	5,023,291	447,658	-	22,445,657	-	5,195,923	2,525,526

Net increase (decrease) in contract owners’ equity resulting from operations	(675,735)	1,438,303	(33,226)	202,668	(2,523,046)	12,869,488	(2,426,555)	1,534,969

Equity transactions:
Purchase payments received from contract owners (note 3)	157,087	400,014	153,712	212,900	5,604,798	5,941,690	10,775,466	16,799,491
Transfers between funds	(2,374,595)	(5,138,146)	(40,448)	(1,149,948)	(5,830,379)	(19,955,839)	2,593,466	(225,744)
Redemptions (note 3)	(1,835,324)	(2,911,169)	(281,599)	(371,183)	(20,849,680)	(27,143,258)	(6,028,860)	(3,546,740)
Annuity benefits	-	-	-	-	(7,409)	(7,255)	-	-
Contract maintenance charges (note 2)	(203,153)	(208,049)	(957)	(973)	(735,079)	(761,325)	(4,727)	(4,174)
Contingent deferred sales charges (note 2)	(18,670)	(16,044)	(2,422)	(6,645)	(24,171)	(74,711)	(12,078)	(19,403)
Adjustments to maintain reserves	(351)	(511)	(77)	(64)	(801)	(1,114)	(333)	(323)

Net equity transactions	(4,275,006)	(7,873,905)	(171,791)	(1,315,913)	(21,842,721)	(42,001,812)	7,322,934	13,003,107

Net change in contract owners’ equity	(4,950,741)	(6,435,602)	(205,017)	(1,113,245)	(24,365,767)	(29,132,324)	4,896,379	14,538,076
Contract owners’ equity beginning of period	30,361,971	36,797,573	2,677,715	3,790,960	149,852,626	178,984,950	59,819,242	45,281,166

Contract owners’ equity end of period	$25,411,230	$30,361,971	$2,472,698	$2,677,715	$125,486,859	$149,852,626	$64,715,621	$59,819,242

CHANGES IN UNITS:
Beginning units	2,346,283	2,987,351	175,685	271,583	10,053,530	13,130,785	4,780,265	3,708,333
Units purchased	120,793	248,034	27,742	79,163	1,506,467	2,146,418	1,190,831	1,863,388
Units redeemed	(449,034)	(889,102)	(38,521)	(175,061)	(2,992,197)	(5,223,673)	(614,346)	(791,456)

Ending units	2,018,042	2,346,283	164,906	175,685	8,567,800	10,053,530	5,356,750	4,780,265

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCRB2		NVCCA2		NVCCN2		NVCMD2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$24,857,082	$17,781,484	$41,983,084	$26,795,631	$4,189,538	$4,753,773	$36,786,950	$25,519,851
Realized gain (loss) on investments	19,280,665	6,465,329	67,939,620	67,415,036	1,061,098	5,735,819	60,530,742	52,889,239
Change in unrealized gain (loss) on investments	(179,322,385)	(20,605,886)	(379,060,445)	(99,726,233)	(43,809,433)	(19,729,786)	(328,119,684)	(61,562,198)
Reinvested capital gains	78,936,748	51,066,330	191,007,607	95,586,860	22,236,000	22,107,362	160,298,107	68,768,783

Net increase (decrease) in contract owners’ equity resulting from operations	(56,247,890)	54,707,257	(78,130,134)	90,071,294	(16,322,797)	12,867,168	(70,503,885)	85,615,675

Equity transactions:
Purchase payments received from contract owners (note 3)	214,742,004	274,623,378	48,159,256	77,341,783	42,190,867	56,164,864	85,050,603	102,757,302
Transfers between funds	(30,170,731)	(10,701,229)	(4,927,391)	19,053,552	10,672,237	(544,234)	(27,274,895)	(644,561)
Redemptions (note 3)	(109,598,253)	(107,038,566)	(169,309,454)	(150,554,848)	(56,272,134)	(59,260,330)	(157,303,369)	(138,665,930)
Annuity benefits	(6,994)	-	-	-	(2,511)	(1,945)	(5,421)	(4,591)
Contract maintenance charges (note 2)	(22,402,172)	(19,094,307)	(31,789,571)	(29,995,449)	(8,129,422)	(7,635,767)	(29,504,129)	(28,255,430)
Contingent deferred sales charges (note 2)	(1,046,517)	(1,245,207)	(700,911)	(1,228,799)	(483,680)	(606,071)	(1,124,037)	(1,309,185)
Adjustments to maintain reserves	(900)	(1,250)	(1,100)	(1,298)	(737)	(918)	(484)	(6,617)

Net equity transactions	51,516,437	136,542,819	(158,569,171)	(85,385,059)	(12,025,380)	(11,884,401)	(130,161,732)	(66,129,012)

Net change in contract owners’ equity	(4,731,453)	191,250,076	(236,699,305)	4,686,235	(28,348,177)	982,767	(200,665,617)	19,486,663
Contract owners’ equity beginning of period	2,131,595,271	1,940,345,195	2,934,450,319	2,929,764,084	737,256,726	736,273,959	2,900,653,850	2,881,167,187

Contract owners’ equity end of period	$2,126,863,818	$2,131,595,271	$2,697,751,014	$2,934,450,319	$708,908,549	$737,256,726	$2,699,988,233	$2,900,653,850

CHANGES IN UNITS:
Beginning units	170,119,173	159,209,883	230,201,524	237,108,265	62,574,511	63,620,813	229,287,740	234,566,759
Units purchased	23,071,359	28,580,380	12,886,845	15,401,714	13,330,492	12,689,991	14,421,810	17,162,791
Units redeemed	(19,177,218)	(17,671,090)	(25,657,127)	(22,308,455)	(14,389,937)	(13,736,293)	(24,817,517)	(22,441,810)

Ending units	174,013,314	170,119,173	217,431,242	230,201,524	61,515,066	62,574,511	218,892,033	229,287,740

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCMA2		NVCMC2		NVCBD1		NVCBD2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$5,622,878	$3,392,791	$8,108,604	$7,172,979	$49,389	$57,870	$1,190,614	$850,621
Realized gain (loss) on investments	14,946,291	18,895,905	9,387,756	11,580,525	(37,777)	(19,689)	1,059,230	1,566,087
Change in unrealized gain (loss) on investments	(69,248,020)	(43,977,377)	(71,733,395)	(19,689,141)	(82,597)	39,514	(5,124,417)	931,369
Reinvested capital gains	37,235,720	33,079,037	32,846,994	21,975,973	14,151	-	465,570	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,443,131)	11,390,356	(21,390,041)	21,040,336	(56,834)	77,695	(2,409,003)	3,348,077

Equity transactions:
Purchase payments received from contract owners (note 3)	22,608,368	31,807,624	54,679,155	86,347,767	61,397	72,367	10,002,161	6,223,677
Transfers between funds	(4,619,821)	(2,201,208)	(16,258,430)	(19,654,367)	(294,388)	1,269,354	3,840,674	220,288
Redemptions (note 3)	(35,388,541)	(46,869,260)	(47,601,150)	(45,622,651)	(251,293)	(311,263)	(16,445,387)	(17,663,776)
Annuity benefits	-	-	(23,275)	(23,752)	-	-	(6,586)	(6,637)
Contract maintenance charges (note 2)	(2,067,204)	(2,115,849)	(8,823,791)	(8,108,310)	(780)	(664)	(519,962)	(519,743)
Contingent deferred sales charges (note 2)	(84,624)	(209,771)	(482,987)	(504,361)	(1,079)	(322)	(23,383)	(47,467)
Adjustments to maintain reserves	(667)	(608)	(833)	(980)	(57)	(70)	(662)	(872)

Net equity transactions	(19,552,489)	(19,589,072)	(18,511,311)	12,433,346	(486,200)	1,029,402	(3,153,145)	(11,794,530)

Net change in contract owners’ equity	(30,995,620)	(8,198,716)	(39,901,352)	33,473,682	(543,034)	1,107,097	(5,562,148)	(8,446,453)
Contract owners’ equity beginning of period	397,258,417	405,457,133	859,962,692	826,489,010	3,406,018	2,298,921	101,562,066	110,008,519

Contract owners’ equity end of period	$366,262,797	$397,258,417	$820,061,340	$859,962,692	$2,862,984	$3,406,018	$95,999,918	$101,562,066

CHANGES IN UNITS:
Beginning units	31,438,275	33,028,201	69,676,994	68,643,015	271,564	190,072	8,368,425	9,372,371
Units purchased	3,899,413	4,163,830	7,209,760	9,696,272	43,037	164,202	2,713,906	2,721,337
Units redeemed	(5,459,601)	(5,753,756)	(8,774,926)	(8,662,293)	(81,537)	(82,710)	(2,996,030)	(3,725,283)

Ending units	29,878,087	31,438,275	68,111,828	69,676,994	233,064	271,564	8,086,301	8,368,425

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVLCP2		TRF		TRF2		GBF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$6,391	$444,034	$(180,142)	$(227,018)	$(788,575)	$(1,068,661)	$519,011	$1,243,595
Realized gain (loss) on investments	248,536	63,242	7,022,013	5,723,922	17,803,758	18,691,833	(3,942,185)	(6,162,769)
Change in unrealized gain (loss) on investments	(2,234,319)	1,250,482	(7,140,315)	8,168,552	(17,632,236)	(3,628,055)	(365,559)	13,765,658
Reinvested capital gains	565,433	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,413,959)	1,757,758	(298,444)	13,665,456	(617,053)	13,995,117	(3,788,733)	8,846,484

Equity transactions:
Purchase payments received from contract owners (note 3)	6,800,196	9,436,453	1,191,788	1,388,722	4,557,036	3,206,870	7,721,930	6,812,460
Transfers between funds	(817,117)	6,499,531	(1,252,634)	(779,712)	(1,785,425)	(7,478,757)	(78,766)	(4,090,011)
Redemptions (note 3)	(3,016,020)	(2,989,702)	(13,248,846)	(14,770,629)	(22,110,427)	(26,852,490)	(37,515,659)	(44,066,396)
Annuity benefits	-	-	(40,286)	(67,818)	(5,471)	(5,335)	(19,823)	(20,547)
Contract maintenance charges (note 2)	(513,364)	(389,497)	(71,376)	(76,911)	(594,874)	(606,481)	(1,016,096)	(1,066,711)
Contingent deferred sales charges (note 2)	(30,845)	(22,855)	(2,288)	(3,522)	(52,475)	(64,198)	(55,406)	(92,107)
Adjustments to maintain reserves	(619)	(606)	17,485	(77,007)	(795)	(894)	2,293	(6,380)

Net equity transactions	2,422,231	12,533,324	(13,406,157)	(14,386,877)	(19,992,431)	(31,801,285)	(30,961,527)	(42,529,692)

Net change in contract owners’ equity	1,008,272	14,291,082	(13,704,601)	(721,421)	(20,609,484)	(17,806,168)	(34,750,260)	(33,683,208)
Contract owners’ equity beginning of period	64,579,296	50,288,214	135,557,699	136,279,120	141,034,420	158,840,588	271,683,363	305,366,571

Contract owners’ equity end of period	$65,587,568	$64,579,296	$121,853,098	$135,557,699	$120,424,936	$141,034,420	$236,933,103	$271,683,363

CHANGES IN UNITS:
Beginning units	4,904,620	3,944,916	1,636,013	1,835,389	6,491,200	8,102,028	16,944,271	20,054,696
Units purchased	1,539,917	1,895,362	20,586	30,969	1,244,870	1,442,603	4,265,328	4,425,391
Units redeemed	(1,362,610)	(935,658)	(188,120)	(230,345)	(2,151,907)	(3,053,431)	(6,393,645)	(7,535,816)

Ending units	5,081,927	4,904,620	1,468,479	1,636,013	5,584,163	6,491,200	14,815,954	16,944,271

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	CAF		CAF2		GVIX2		GVIX8
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(356,619)	$(348,878)	$(595,671)	$(480,979)	$5,261	$1,604	$273,277	$584,006
Realized gain (loss) on investments	2,934,948	2,584,183	2,678,690	1,653,582	(220)	23	425,018	563,031
Change in unrealized gain (loss) on investments	(5,756,721)	1,178,771	(11,043,400)	2,720,110	(23,107)	(5,591)	(2,741,897)	(4,211,539)
Reinvested capital gains	4,400,333	-	10,363,172	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,221,941	3,414,076	1,402,791	3,892,713	(18,066)	(3,964)	(2,043,602)	(3,064,502)

Equity transactions:
Purchase payments received from contract owners (note 3)	845,116	671,931	9,901,241	9,408,961	182,794	59,343	12,615,584	10,940,722
Transfers between funds	(566,845)	174,454	(1,452,139)	2,226,525	77,042	2,050	3,647,726	1,262,261
Redemptions (note 3)	(3,692,562)	(3,652,979)	(3,086,087)	(1,268,274)	-	-	(2,558,051)	(2,171,205)
Annuity benefits	(5,733)	(5,386)	-	-	-	-	(371)	-
Contract maintenance charges (note 2)	(22,989)	(24,402)	(305,275)	(259,585)	(276)	-	(168,201)	(123,909)
Contingent deferred sales charges (note 2)	(1,071)	(4,255)	(54,027)	(20,417)	-	-	(12,004)	(8,043)
Adjustments to maintain reserves	790	855	(393)	(493)	(14)	(3)	(2,377)	(500)

Net equity transactions	(3,443,294)	(2,839,782)	5,003,320	10,086,717	259,546	61,390	13,522,306	9,899,326

Net change in contract owners’ equity	(2,221,353)	574,294	6,406,111	13,979,430	241,480	57,426	11,478,704	6,834,824
Contract owners’ equity beginning of period	36,916,910	36,342,616	52,518,246	38,538,816	57,426	-	39,378,317	32,543,493

Contract owners’ equity end of period	$34,695,557	$36,916,910	$58,924,357	$52,518,246	$298,906	$57,426	$50,857,021	$39,378,317

CHANGES IN UNITS:
Beginning units	1,270,746	1,371,740	3,719,227	2,980,072	5,529	-	4,101,560	3,121,010
Units purchased	51,392	58,379	1,291,641	1,393,431	26,959	5,570	2,439,021	1,699,522
Units redeemed	(161,495)	(159,373)	(952,070)	(654,276)	(3,156)	(41)	(1,077,864)	(718,972)

Ending units	1,160,643	1,270,746	4,058,798	3,719,227	29,332	5,529	5,462,717	4,101,560

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVIDA		NVDBL2		NVDCA2		GVIDC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(736,736)	$(349,304)	$3,384,093	$3,316,789	$818,275	$3,228,885	$1,350,757	$1,861,983
Realized gain (loss) on investments	11,317,399	3,418,498	6,008,052	2,687,824	19,324,185	18,582,065	4,040,154	11,274,517
Change in unrealized gain (loss) on investments	(15,640,057)	4,007,471	(60,557,142)	23,259,766	(103,880,900)	10,154,439	(35,885,681)	(17,887,030)
Reinvested capital gains	-	-	28,288,627	4,291,243	54,153,455	20,674,964	22,699,716	20,662,922

Net increase (decrease) in contract owners’ equity resulting from operations	(5,059,394)	7,076,665	(22,876,370)	33,555,622	(29,584,985)	52,640,353	(7,795,054)	15,912,392

Equity transactions:
Purchase payments received from contract owners (note 3)	12,278,472	19,434,532	193,810,800	197,296,101	39,136,920	42,414,017	42,238,401	53,942,691
Transfers between funds	(5,180,668)	(2,398,773)	8,432,269	1,124,375	29,752,321	14,024,647	22,684,955	(21,476,900)
Redemptions (note 3)	(30,616,041)	(44,563,246)	(58,168,290)	(41,293,780)	(67,045,181)	(55,409,035)	(69,943,718)	(59,190,835)
Annuity benefits	(13,269)	(11,715)	-	-	(2,486)	(1,897)	-	(964)
Contract maintenance charges (note 2)	(28,605)	(32,444)	(13,150,879)	(10,707,331)	(17,130,778)	(15,938,616)	(6,678,651)	(6,420,457)
Contingent deferred sales charges (note 2)	(39,928)	(28,636)	(554,840)	(583,682)	(613,489)	(543,438)	(602,809)	(590,382)
Adjustments to maintain reserves	(72)	(41,710)	(973)	(875)	(625)	(628)	(896)	(941)

Net equity transactions	(23,600,111)	(27,641,992)	130,368,087	145,834,808	(15,903,318)	(15,454,950)	(12,302,718)	(33,737,788)

Net change in contract owners’ equity	(28,659,505)	(20,565,327)	107,491,717	179,390,430	(45,488,303)	37,185,403	(20,097,772)	(17,825,396)
Contract owners’ equity beginning of period	212,167,885	232,733,212	1,215,729,285	1,036,338,855	1,487,796,624	1,450,611,221	667,796,025	685,621,421

Contract owners’ equity end of period	$183,508,380	$212,167,885	$1,323,221,002	$1,215,729,285	$1,442,308,321	$1,487,796,624	$647,698,253	$667,796,025

CHANGES IN UNITS:
Beginning units	9,151,603	10,396,960	79,083,321	69,467,461	84,721,057	85,633,495	47,834,340	50,261,670
Units purchased	1,740,294	1,860,247	16,894,457	16,261,501	6,760,448	6,348,438	10,871,934	9,987,756
Units redeemed	(2,790,764)	(3,105,604)	(8,528,949)	(6,645,641)	(7,669,900)	(7,260,876)	(11,773,116)	(12,415,086)

Ending units	8,101,133	9,151,603	87,448,829	79,083,321	83,811,605	84,721,057	46,933,158	47,834,340

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVIDM		GVDMA		GVDMC		MCIF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,475,993	$3,771,030	$(1,204,019)	$762,978	$1,196,831	$2,425,320	$(625,257)	$(542,688)
Realized gain (loss) on investments	29,790,149	36,346,371	4,874,626	9,893,006	1,154,754	4,581,533	4,674,730	2,942,590
Change in unrealized gain (loss) on investments	(178,957,130)	56,426,681	(40,025,195)	25,300,394	(57,660,234)	3,557,303	(21,463,649)	936,634
Reinvested capital gains	103,683,861	-	17,642,366	-	42,834,930	16,181,522	10,786,863	7,387,306

Net increase (decrease) in contract owners’ equity resulting from operations	(44,007,127)	96,544,082	(18,712,222)	35,956,378	(12,473,719)	26,745,678	(6,627,313)	10,723,842

Equity transactions:
Purchase payments received from contract owners (note 3)	85,802,986	101,117,267	32,647,062	35,629,825	52,087,056	64,664,278	23,804,456	20,952,672
Transfers between funds	(20,000,406)	(19,304,990)	(23,636,644)	(26,102,382)	(10,310,153)	3,749,465	631,362	(1,574,505)
Redemptions (note 3)	(239,008,365)	(284,587,314)	(144,779,882)	(178,920,050)	(71,450,359)	(72,180,347)	(14,155,511)	(13,725,232)
Annuity benefits	(18,657)	(67,929)	(16,509)	(14,713)	(5,377)	(52,094)	(14,518)	(16,116)
Contract maintenance charges (note 2)	(19,866,146)	(19,276,316)	(4,160,681)	(4,269,051)	(7,022,142)	(6,347,982)	(440,688)	(387,867)
Contingent deferred sales charges (note 2)	(691,628)	(991,382)	(196,856)	(276,514)	(290,118)	(419,497)	(46,026)	(70,565)
Adjustments to maintain reserves	(2,310)	(1,779)	(1,214)	(2,788)	(102)	(10,149)	(437)	(755)

Net equity transactions	(193,784,526)	(223,112,443)	(140,144,724)	(173,955,673)	(36,991,195)	(10,596,326)	9,778,638	5,177,632

Net change in contract owners’ equity	(237,791,653)	(126,568,361)	(158,856,946)	(137,999,295)	(49,464,914)	16,149,352	3,151,325	15,901,474
Contract owners’ equity beginning of period	2,678,559,236	2,805,127,597	1,027,133,642	1,165,132,937	858,198,052	842,048,700	152,346,903	136,445,429

Contract owners’ equity end of period	$2,440,767,583	$2,678,559,236	$868,276,696	$1,027,133,642	$808,733,138	$858,198,052	$155,498,228	$152,346,903

CHANGES IN UNITS:
Beginning units	143,660,270	155,762,593	46,994,555	55,228,742	52,322,609	52,936,074	4,963,956	4,806,703
Units purchased	12,528,842	16,421,758	5,193,517	6,552,498	5,610,124	8,236,209	1,419,525	1,242,842
Units redeemed	(22,760,730)	(28,524,081)	(11,635,970)	(14,786,685)	(7,847,955)	(8,849,674)	(1,126,176)	(1,085,589)

Ending units	133,428,382	143,660,270	40,552,102	46,994,555	50,084,778	52,322,609	5,257,305	4,963,956

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SAM		NVMIG1		NVMIG6		GVDIVI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(8,885,609)	$(9,320,251)	$(192,099)	$46,959	$(1,884,416)	$795,120	$(5,109)	$39,811
Realized gain (loss) on investments	-	-	(473,765)	(37,070)	7,433,694	14,118,060	(87,550)	(17,354)
Change in unrealized gain (loss) on investments	-	-	(1,430,916)	(2,637,380)	(15,096,482)	(26,591,132)	(137,788)	(472,369)
Reinvested capital gains	-	-	1,671,234	1,732,767	7,582,195	7,808,288	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,885,609)	(9,320,251)	(425,546)	(894,724)	(1,965,009)	(3,869,664)	(230,447)	(449,912)

Equity transactions:
Purchase payments received from contract owners (note 3)	177,399,904	212,668,788	330,595	215,496	4,092,156	5,577,747	127,896	53,581
Transfers between funds	173,104,257	140,594,086	(1,460,454)	35,105,375	841,254	(647,179)	3,649	4,900,800
Redemptions (note 3)	(367,153,430)	(341,393,163)	(3,814,591)	(2,795,723)	(19,355,382)	(25,860,547)	(642,971)	(424,942)
Annuity benefits	(79,445)	(86,781)	(10,228)	(5,077)	(2,728)	(2,933)	-	-
Contract maintenance charges (note 2)	(1,659,710)	(1,728,824)	(11,135)	(7,961)	(768,666)	(759,448)	(1,183)	(1,020)
Contingent deferred sales charges (note 2)	(430,692)	(392,061)	(1,829)	(887)	(20,468)	(62,350)	(2,721)	(865)
Adjustments to maintain reserves	(8,611)	(1,555)	(1,022)	3,885	(867)	(1,061)	(68)	(48)

Net equity transactions	(18,827,727)	9,660,490	(4,968,664)	32,515,108	(15,214,701)	(21,755,771)	(515,398)	4,527,506

Net change in contract owners’ equity	(27,713,336)	340,239	(5,394,210)	31,620,384	(17,179,710)	(25,625,435)	(745,845)	4,077,594
Contract owners’ equity beginning of period	619,515,606	619,175,367	31,620,384	-	138,719,754	164,345,189	4,077,594	-

Contract owners’ equity end of period	$591,802,270	$619,515,606	$26,226,174	$31,620,384	$121,540,044	$138,719,754	$3,331,749	$4,077,594

CHANGES IN UNITS:
Beginning units	52,507,000	51,823,152	3,252,855	-	13,009,367	15,025,508	451,831	-
Units purchased	76,405,217	81,223,048	61,367	3,579,328	2,179,023	3,025,246	33,080	509,483
Units redeemed	(78,368,037)	(80,539,200)	(569,153)	(326,473)	(3,556,593)	(5,041,387)	(90,536)	(57,652)

Ending units	50,544,180	52,507,000	2,745,069	3,252,855	11,631,797	13,009,367	394,375	451,831

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVDIV2		NVMLG1		NVMLG2		NVMLV1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(322,156)	$512,172	$(87,051)	$(89,719)	$(1,635,995)	$(1,665,562)	$(5,254)	$(5,623)
Realized gain (loss) on investments	(821,442)	(356,814)	665,197	933,284	5,629,371	7,654,588	234,531	401,558
Change in unrealized gain (loss) on investments	(2,470,437)	(6,960,813)	(1,179,049)	(705,247)	(12,340,964)	(4,922,472)	(853,480)	(452,873)
Reinvested capital gains	-	-	821,934	753,866	10,103,987	8,828,520	447,303	467,036

Net increase (decrease) in contract owners’ equity resulting from operations	(3,614,035)	(6,805,455)	221,031	892,184	1,756,399	9,895,074	(176,900)	410,098

Equity transactions:
Purchase payments received from contract owners (note 3)	3,737,852	3,047,706	279,508	160,044	9,665,819	10,339,499	136,216	164,487
Transfers between funds	2,006,677	67,219,019	(417,871)	(638,043)	(4,169,310)	(6,500,096)	(274,479)	347,312
Redemptions (note 3)	(5,382,789)	(4,211,029)	(1,093,315)	(1,197,187)	(13,701,124)	(16,710,534)	(627,323)	(872,160)
Annuity benefits	(1,019)	(1,128)	(3,189)	(2,166)	(15,969)	(15,258)	-	-
Contract maintenance charges (note 2)	(451,236)	(313,428)	(4,157)	(4,522)	(446,179)	(435,691)	(1,509)	(1,557)
Contingent deferred sales charges (note 2)	(16,869)	(15,932)	(1,192)	(1,799)	(26,869)	(46,633)	(1,125)	(92)
Adjustments to maintain reserves	(832)	15,449	7,265	219	(951)	(1,253)	(54)	(90)

Net equity transactions	(108,216)	65,740,657	(1,232,951)	(1,683,454)	(8,694,583)	(13,369,966)	(768,274)	(362,100)

Net change in contract owners’ equity	(3,722,251)	58,935,202	(1,011,920)	(791,270)	(6,938,184)	(3,474,892)	(945,174)	47,998
Contract owners’ equity beginning of period	59,455,125	519,923	10,437,484	11,228,754	124,198,275	127,673,167	4,868,741	4,820,743

Contract owners’ equity end of period	$55,732,874	$59,455,125	$9,425,564	$10,437,484	$117,260,091	$124,198,275	$3,923,567	$4,868,741

CHANGES IN UNITS:
Beginning units	3,915,281	30,305	708,684	831,103	8,723,839	9,742,636	296,761	320,482
Units purchased	981,633	4,712,729	67,257	109,425	1,637,073	1,831,749	41,918	89,499
Units redeemed	(960,045)	(827,753)	(154,591)	(231,844)	(2,252,926)	(2,850,546)	(88,327)	(113,220)

Ending units	3,936,869	3,915,281	621,350	708,684	8,107,986	8,723,839	250,352	296,761

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMLV2		NVMMG1		NVMMG2		NVMMV1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(466,422)	$(349,814)	$(2,494,312)	$(2,545,327)	$(1,953,658)	$(1,993,029)	$2,136	$283
Realized gain (loss) on investments	3,801,663	3,875,318	8,901,732	11,028,170	11,269,395	9,981,324	(566)	95
Change in unrealized gain (loss) on investments	(15,948,957)	(4,765,139)	(34,582,047)	(27,291,596)	(30,161,027)	(21,267,597)	(28,740)	(2,307)
Reinvested capital gains	8,726,395	7,154,250	26,430,173	23,316,178	18,501,772	15,526,527	17,899	5,073

Net increase (decrease) in contract owners’ equity resulting from operations	(3,887,321)	5,914,615	(1,744,454)	4,507,425	(2,343,518)	2,247,225	(9,271)	3,144

Equity transactions:
Purchase payments received from contract owners (note 3)	8,429,231	13,157,972	1,429,131	2,024,324	9,793,207	6,728,047	176,789	17,686
Transfers between funds	(568,107)	(734,091)	(1,094,255)	(4,488,324)	8,268,496	(1,662,315)	251	(142)
Redemptions (note 3)	(5,387,857)	(6,115,391)	(19,162,892)	(20,237,071)	(17,462,844)	(18,957,242)	(253)	(753)
Annuity benefits	-	-	(23,531)	(24,320)	(4,027)	(4,020)	-	-
Contract maintenance charges (note 2)	(329,388)	(294,495)	(87,801)	(94,484)	(547,936)	(535,624)	(56)	(29)
Contingent deferred sales charges (note 2)	(22,716)	(32,475)	(3,435)	(3,239)	(44,745)	(49,257)	-	-
Adjustments to maintain reserves	(671)	(762)	4,722	4,378	(987)	(1,160)	15	(3)

Net equity transactions	2,120,492	5,980,758	(18,938,061)	(22,818,736)	1,164	(14,481,571)	176,746	16,759

Net change in contract owners’ equity	(1,766,829)	11,895,373	(20,682,515)	(18,311,311)	(2,342,354)	(12,234,346)	167,475	19,903
Contract owners’ equity beginning of period	79,361,366	67,465,993	188,983,120	207,294,431	123,485,793	135,720,139	23,808	3,905

Contract owners’ equity end of period	$77,594,537	$79,361,366	$168,300,605	$188,983,120	$121,143,439	$123,485,793	$191,283	$23,808

CHANGES IN UNITS:
Beginning units	5,883,975	5,423,937	12,805,808	14,421,413	8,653,958	9,737,422	1,719	329
Units purchased	1,680,615	2,004,424	239,437	204,661	3,825,414	2,118,108	13,065	1,475
Units redeemed	(1,516,152)	(1,544,386)	(1,469,097)	(1,820,266)	(3,819,647)	(3,201,572)	(518)	(85)

Ending units	6,048,438	5,883,975	11,576,148	12,805,808	8,659,725	8,653,958	14,266	1,719

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMMV2		SCGF		SCGF2		SCVF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(816,350)	$(247,610)	$(91,067)	$(90,191)	$(467,770)	$(380,680)	$(213,882)	$(300,717)
Realized gain (loss) on investments	12,067,462	15,922,544	439,861	397,717	1,713,335	1,660,723	1,461,001	1,716,791
Change in unrealized gain (loss) on investments	(55,108,309)	(41,514,698)	(1,289,711)	(1,220,129)	(6,053,921)	(4,632,035)	(6,989,370)	(2,903,069)
Reinvested capital gains	31,638,836	69,321,363	885,231	929,035	4,111,796	3,531,895	3,326,681	3,389,801

Net increase (decrease) in contract owners’ equity resulting from operations	(12,218,361)	43,481,599	(55,686)	16,432	(696,560)	179,903	(2,415,570)	1,902,806

Equity transactions:
Purchase payments received from contract owners (note 3)	11,338,270	10,953,714	99,557	79,943	5,992,934	5,127,273	471,107	552,119
Transfers between funds	(8,011,861)	(1,926,074)	1,038,097	(658,374)	1,652,046	(1,203,713)	(612,783)	(3,222,267)
Redemptions (note 3)	(34,156,402)	(37,747,280)	(1,107,998)	(605,661)	(2,512,991)	(2,927,462)	(3,602,174)	(4,251,106)
Annuity benefits	(5,561)	(5,208)	(2,845)	(2,713)	(1,821)	(1,732)	(17,042)	(14,284)
Contract maintenance charges (note 2)	(604,448)	(580,842)	(2,387)	(2,450)	(73,787)	(67,219)	(11,844)	(13,278)
Contingent deferred sales charges (note 2)	(48,256)	(55,200)	(840)	(393)	(13,408)	(35,769)	(4,212)	(3,420)
Adjustments to maintain reserves	(1,000)	(1,285)	(53)	(79)	(538)	(658)	1,998	6,706

Net equity transactions	(31,489,258)	(29,362,175)	23,531	(1,189,727)	5,042,435	890,720	(3,774,950)	(6,945,530)

Net change in contract owners’ equity	(43,707,619)	14,119,424	(32,155)	(1,173,295)	4,345,875	1,070,623	(6,190,520)	(5,042,724)
Contract owners’ equity beginning of period	315,168,582	301,049,158	6,475,481	7,648,776	25,546,544	24,475,921	36,091,096	41,133,820

Contract owners’ equity end of period	$271,460,963	$315,168,582	$6,443,326	$6,475,481	$29,892,419	$25,546,544	$29,900,576	$36,091,096

CHANGES IN UNITS:
Beginning units	18,226,226	20,097,001	608,105	729,385	1,159,126	1,124,666	1,020,116	1,227,066
Units purchased	2,077,622	3,029,806	193,573	75,686	786,046	464,558	57,320	42,695
Units redeemed	(3,920,258)	(4,900,581)	(193,104)	(196,966)	(570,111)	(430,098)	(157,411)	(249,645)

Ending units	16,383,590	18,226,226	608,574	608,105	1,375,061	1,159,126	920,025	1,020,116

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SCVF2		SCF		SCF2		MSBF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(392,683)	$(425,147)	$(697,829)	$(911,542)	$(605,408)	$(711,537)	$961,163	$3,479,438
Realized gain (loss) on investments	2,560,708	3,330,678	(111,166)	831,020	2,589,914	3,106,957	1,392,417	1,814,311
Change in unrealized gain (loss) on investments	(8,756,046)	(4,520,325)	(8,129,629)	(12,430,775)	(7,852,110)	(10,393,530)	(12,113,690)	(1,262,611)
Reinvested capital gains	3,744,791	3,304,920	7,099,747	11,848,900	4,545,099	7,491,305	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,843,230)	1,690,126	(1,838,877)	(662,397)	(1,322,505)	(506,805)	(9,760,110)	4,031,138

Equity transactions:
Purchase payments received from contract owners (note 3)	4,810,876	5,196,088	951,389	1,250,904	2,368,963	3,606,625	20,059,151	24,659,174
Transfers between funds	(1,756,503)	(2,632,436)	(1,359,693)	(1,936,271)	(1,684,756)	(2,137,776)	(1,621,734)	15,233,436
Redemptions (note 3)	(3,275,297)	(3,610,230)	(8,016,386)	(8,265,810)	(5,396,392)	(5,435,803)	(15,747,731)	(15,776,431)
Annuity benefits	(320)	(342)	(21,839)	(19,184)	(3,839)	(3,850)	(1,678)	(1,787)
Contract maintenance charges (note 2)	(72,608)	(68,916)	(27,783)	(30,661)	(111,092)	(107,093)	(1,696,705)	(1,477,239)
Contingent deferred sales charges (note 2)	(11,910)	(17,332)	(5,290)	(3,674)	(6,714)	(17,853)	(81,660)	(128,232)
Adjustments to maintain reserves	(574)	(835)	(16,323)	888	(607)	(790)	(709)	(1,098)

Net equity transactions	(306,336)	(1,134,003)	(8,495,925)	(9,003,808)	(4,834,437)	(4,096,540)	908,934	22,507,823

Net change in contract owners’ equity	(3,149,566)	556,123	(10,334,802)	(9,666,205)	(6,156,942)	(4,603,345)	(8,851,176)	26,538,961
Contract owners’ equity beginning of period	37,483,223	36,927,100	75,693,313	85,359,518	47,056,962	51,660,307	213,824,484	187,285,523

Contract owners’ equity end of period	$34,333,657	$37,483,223	$65,358,511	$75,693,313	$40,900,020	$47,056,962	$204,973,308	$213,824,484

CHANGES IN UNITS:
Beginning units	1,133,233	1,171,234	1,418,968	1,570,642	1,594,729	1,735,362	13,686,203	12,261,303
Units purchased	340,802	321,255	32,051	48,217	198,594	259,224	3,105,071	4,241,112
Units redeemed	(345,913)	(359,256)	(186,926)	(199,891)	(358,147)	(399,857)	(3,151,732)	(2,816,212)

Ending units	1,128,122	1,133,233	1,264,093	1,418,968	1,435,176	1,594,729	13,639,542	13,686,203

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVSTB2		NVOLG1		NVOLG2		NVTIV3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$131,746	$(607,872)	$(2,570,610)	$(2,325,507)	$(2,514,293)	$(2,547,385)	$642,836	$4,905,290
Realized gain (loss) on investments	91,825	249,795	15,603,228	16,804,023	11,423,653	14,993,348	2,711,967	5,645,407
Change in unrealized gain (loss) on investments	(2,686,972)	(925,509)	(52,473,325)	(26,781,572)	(34,484,239)	(21,289,559)	(23,722,618)	(43,065,341)
Reinvested capital gains	-	-	52,776,618	38,518,486	33,134,851	24,782,941	9,914,233	9,146,967

Net increase (decrease) in contract owners’ equity resulting from operations	(2,463,401)	(1,283,586)	13,335,911	26,215,430	7,559,972	15,939,345	(10,453,582)	(23,367,677)

Equity transactions:
Purchase payments received from contract owners (note 3)	21,946,891	27,370,322	3,376,159	4,005,353	9,668,240	10,752,349	11,204,719	13,858,851
Transfers between funds	3,515,785	1,628,765	(6,635,132)	(5,617,021)	1,338,070	(9,545,302)	12,062,444	6,174,457
Redemptions (note 3)	(13,938,419)	(10,124,469)	(38,801,598)	(39,860,031)	(31,954,196)	(35,480,041)	(22,817,587)	(29,938,877)
Annuity benefits	(5,631)	(5,886)	(73,244)	(77,112)	(60,090)	(57,672)	(4,636)	(5,257)
Contract maintenance charges (note 2)	(899,185)	(642,588)	(133,659)	(144,274)	(292,155)	(268,036)	(1,812,943)	(1,719,605)
Contingent deferred sales charges (note 2)	(59,687)	(87,865)	(11,719)	(14,075)	(33,967)	(68,279)	(61,369)	(114,983)
Adjustments to maintain reserves	(912)	(861)	2,174	(2,138)	(892)	(408)	(784)	(906)

Net equity transactions	10,558,842	18,137,418	(42,277,019)	(41,709,298)	(21,334,990)	(34,667,389)	(1,430,156)	(11,746,320)

Net change in contract owners’ equity	8,095,441	16,853,832	(28,941,108)	(15,493,868)	(13,775,018)	(18,728,044)	(11,883,738)	(35,113,997)
Contract owners’ equity beginning of period	116,366,724	99,512,892	366,571,523	382,065,391	233,579,739	252,307,783	220,142,540	255,256,537

Contract owners’ equity end of period	$124,462,165	$116,366,724	$337,630,415	$366,571,523	$219,804,721	$233,579,739	$208,258,802	$220,142,540

CHANGES IN UNITS:
Beginning units	11,240,208	9,506,940	16,100,387	18,014,768	10,506,727	12,147,466	15,012,122	15,771,695
Units purchased	5,278,821	5,338,208	271,903	359,893	1,543,785	1,606,264	3,511,312	3,403,697
Units redeemed	(4,282,578)	(3,604,940)	(2,076,796)	(2,274,274)	(2,471,939)	(3,247,003)	(3,529,626)	(4,163,270)

Ending units	12,236,451	11,240,208	14,295,494	16,100,387	9,578,573	10,506,727	14,993,808	15,012,122

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	EIF		EIF2		NVRE1		NVRE2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$3,040	$6,097	$(32,457)	$(494,719)	$714,957	$1,002,812	$843,290	$1,412,053
Realized gain (loss) on investments	29,599	1,841	10,854,539	12,844,815	2,846,482	2,098,057	(5,246,518)	2,420,995
Change in unrealized gain (loss) on investments	(48,640)	21,292	(24,683,589)	24,612	(16,630,408)	(3,729,891)	(18,792,494)	(6,702,925)
Reinvested capital gains	-	-	-	-	8,695,049	15,325,475	14,885,766	23,870,535

Net increase (decrease) in contract owners’ equity resulting from operations	(16,001)	29,230	(13,861,507)	12,374,708	(4,373,920)	14,696,453	(8,309,956)	21,000,658

Equity transactions:
Purchase payments received from contract owners (note 3)	57,373	225,997	12,998,236	18,648,696	884,085	730,790	16,347,101	14,792,773
Transfers between funds	(179,174)	(3,804)	689,279	(8,202,758)	(2,551,395)	2,500,423	(16,556,802)	14,931,736
Redemptions (note 3)	(32,091)	(2,772)	(16,896,841)	(18,312,671)	(7,996,525)	(5,487,710)	(10,836,244)	(10,597,628)
Annuity benefits	-	-	(4,058)	(3,307)	(1,942)	(1,843)	(5,199)	(4,934)
Contract maintenance charges (note 2)	(505)	(190)	(985,405)	(934,082)	(19,193)	(20,479)	(6,599)	(6,547)
Contingent deferred sales charges (note 2)	-	-	(44,251)	(82,958)	(10,479)	(4,880)	(53,084)	(43,458)
Adjustments to maintain reserves	(14)	(17)	(909)	(1,440)	(1,425)	(134)	(659)	(916)

Net equity transactions	(154,411)	219,214	(4,243,949)	(8,888,520)	(9,696,874)	(2,283,833)	(11,111,486)	19,071,026

Net change in contract owners’ equity	(170,412)	248,444	(18,105,456)	3,486,188	(14,070,794)	12,412,620	(19,421,442)	40,071,684
Contract owners’ equity beginning of period	443,482	195,038	180,285,774	176,799,586	67,665,227	55,252,607	112,812,484	72,740,800

Contract owners’ equity end of period	$273,070	$443,482	$162,180,318	$180,285,774	$53,594,433	$67,665,227	$93,391,042	$112,812,484

CHANGES IN UNITS:
Beginning units	34,050	16,278	7,305,999	7,694,919	4,693,279	4,873,879	8,086,103	6,586,101
Units purchased	5,063	18,324	1,726,924	1,835,589	514,571	535,958	2,857,314	3,844,681
Units redeemed	(16,641)	(552)	(1,900,029)	(2,224,509)	(1,227,264)	(716,558)	(3,728,528)	(2,344,679)

Ending units	22,472	34,050	7,132,894	7,305,999	3,980,586	4,693,279	7,214,889	8,086,103

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVLM2		NVLCA2		NCPG2		NCPGI2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$37,971	$8,358	$20,971	$712	$(2,859,196)	$11,102,387	$(976,180)	$5,056,389
Realized gain (loss) on investments	(4,599)	(121)	(7,089)	5	(63,002)	27,375	288,885	192,726
Change in unrealized gain (loss) on investments	(194,921)	(27,928)	(107,391)	(5,739)	(58,300,370)	(29,199,488)	(27,358,747)	(11,466,719)
Reinvested capital gains	44,355	8,575	70,091	4,183	-	11,774,061	-	6,212,963

Net increase (decrease) in contract owners’ equity resulting from operations	(117,194)	(11,116)	(23,418)	(839)	(61,222,568)	(6,295,665)	(28,046,042)	(4,641)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,439,310	1,409,568	1,572,531	152,284	301,882,717	533,541,896	154,935,734	278,241,363
Transfers between funds	458,266	10,548	204,006	(10)	(34,500,207)	16,112,135	(24,365,446)	4,321,762
Redemptions (note 3)	(95,577)	(30,843)	(43,416)	-	(16,606,691)	(6,981,824)	(9,668,698)	(4,671,697)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(70)	(223)	(3)	-	(9,579,593)	(3,049,706)	(4,438,958)	(1,291,676)
Contingent deferred sales charges (note 2)	(148)	-	-	-	(449,345)	(157,510)	(186,215)	(172,707)
Adjustments to maintain reserves	(26)	(1)	4	(4)	(185)	(373)	(353)	(378)

Net equity transactions	3,801,755	1,389,049	1,733,122	152,270	240,746,696	539,464,618	116,276,064	276,426,667

Net change in contract owners’ equity	3,684,561	1,377,933	1,709,704	151,431	179,524,128	533,168,953	88,230,022	276,422,026
Contract owners’ equity beginning of period	1,401,443	23,510	151,431	-	755,595,648	222,426,695	376,761,705	100,339,679

Contract owners’ equity end of period	$5,086,004	$1,401,443	$1,861,135	$151,431	$935,119,776	$755,595,648	$464,991,727	$376,761,705

CHANGES IN UNITS:
Beginning units	125,679	2,099	13,188	-	69,392,456	20,316,134	34,616,610	9,283,008
Units purchased	403,233	132,347	204,688	13,189	30,505,851	51,679,005	14,943,337	27,408,413
Units redeemed	(54,737)	(8,767)	(47,058)	(1)	(8,246,826)	(2,602,683)	(4,259,595)	(2,074,811)

Ending units	474,175	125,679	170,818	13,188	91,651,481	69,392,456	45,300,352	34,616,610

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	IDPG2		IDPGI2		NVSIX2		GVEX2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$2,045,203	$1,049,403	$487,722	$1,140,070	$(121,318)	$(58,144)	$897,648	$1,050,353
Realized gain (loss) on investments	92,274	42,133	210,167	21,402	146,633	134,960	2,038,236	652,450
Change in unrealized gain (loss) on investments	(38,171,519)	(3,364,025)	(17,476,412)	(883,744)	(5,586,528)	(40,905)	(9,369,395)	8,828,854
Reinvested capital gains	-	1,172,681	-	530,349	2,877,519	820,710	3,841,673	-

Net increase (decrease) in contract owners’ equity resulting from operations	(36,034,042)	(1,099,808)	(16,778,523)	808,077	(2,683,694)	856,621	(2,591,838)	10,531,657

Equity transactions:
Purchase payments received from contract owners (note 3)	268,716,073	342,412,038	118,791,939	191,025,168	15,846,118	12,254,561	121,849,936	91,568,835
Transfers between funds	(11,734,890)	8,154,088	(7,181,410)	1,793,255	2,985,950	2,420,070	13,722,143	26,194,743
Redemptions (note 3)	(10,813,530)	(4,245,087)	(7,676,428)	(3,174,292)	(1,207,742)	(564,126)	(10,925,377)	(3,250,380)
Annuity benefits	-	-	-	-	(1,542)	-	(1,439)	-
Contract maintenance charges (note 2)	(6,027,390)	(1,694,242)	(3,121,728)	(901,961)	(68,395)	(24,898)	(243,563)	(77,421)
Contingent deferred sales charges (note 2)	(308,848)	(54,806)	(190,420)	(55,125)	(9,577)	(3,227)	(51,311)	(12,990)
Adjustments to maintain reserves	(336)	(423)	(234)	(309)	(7,265)	(377)	(6,581)	(605)

Net equity transactions	239,831,079	344,571,568	100,621,719	188,686,736	17,537,547	14,082,003	124,343,808	114,422,182

Net change in contract owners’ equity	203,797,037	343,471,760	83,843,196	189,494,813	14,853,853	14,938,624	121,751,970	124,953,839
Contract owners’ equity beginning of period	467,813,783	124,342,023	262,077,939	72,583,126	24,010,339	9,071,715	168,655,614	43,701,775

Contract owners’ equity end of period	$671,610,820	$467,813,783	$345,921,135	$262,077,939	$38,864,192	$24,010,339	$290,407,584	$168,655,614

CHANGES IN UNITS:
Beginning units	43,498,040	11,584,365	24,393,200	6,817,671	1,861,847	723,265	12,997,434	3,743,803
Units purchased	26,768,009	33,126,922	11,800,194	18,417,004	1,853,256	1,461,556	13,762,066	10,966,174
Units redeemed	(4,280,769)	(1,213,247)	(2,419,514)	(841,475)	(500,809)	(322,974)	(4,213,441)	(1,712,543)

Ending units	65,985,280	43,498,040	33,773,880	24,393,200	3,214,294	1,861,847	22,546,059	12,997,434

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMGA2		NOTB4		NOTG4		NOTMG4
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(151,609)	$-	$(73,665)	$(45,055)	$(18,752)	$(48,254)	$(45,946)	$(14,573)
Realized gain (loss) on investments	(451)	-	11,647	43,476	33,291	122,620	16,673	32,703
Change in unrealized gain (loss) on investments	(696,605)	-	(1,139,957)	(30,205)	(1,431,502)	(178,567)	(1,056,687)	(89,239)
Reinvested capital gains	-	-	314,086	71,892	51,584	-	222,994	84,687

Net increase (decrease) in contract owners’ equity resulting from operations	(848,665)	-	(887,889)	40,108	(1,365,379)	(104,201)	(862,966)	13,578

Equity transactions:
Purchase payments received from contract owners (note 3)	46,597,166	-	2,606,003	6,005,026	1,828,720	4,088,039	1,859,566	7,556,517
Transfers between funds	3,996,328	-	(244,429)	283,255	3,234,033	(1,107,094)	(794,364)	94,305
Redemptions (note 3)	(228,294)	-	(218,788)	(338,897)	(371,132)	(56,086)	(715,011)	(299,202)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(12,808)	-	(376)	(260)	(197)	(58)	(143)	(51)
Contingent deferred sales charges (note 2)	-	-	(1,197)	(1,005)	(880)	(1,929)	(1,384)	-
Adjustments to maintain reserves	(35)	-	177	(97)	(316)	(95)	(77)	(89)

Net equity transactions	50,352,357	-	2,141,390	5,948,022	4,690,228	2,922,777	348,587	7,351,480

Net change in contract owners’ equity	49,503,692	-	1,253,501	5,988,130	3,324,849	2,818,576	(514,379)	7,365,058
Contract owners’ equity beginning of period	-	-	11,316,209	5,328,079	7,507,452	4,688,876	9,509,888	2,144,830

Contract owners’ equity end of period	$49,503,692	$-	$12,569,710	$11,316,209	$10,832,301	$7,507,452	$8,995,509	$9,509,888

CHANGES IN UNITS:
Beginning units	-	-	1,045,776	496,927	650,405	402,119	835,495	189,573
Units purchased	5,445,212	-	252,669	628,398	463,076	369,990	179,228	680,899
Units redeemed	(105,167)	-	(56,640)	(79,549)	(63,660)	(121,704)	(152,512)	(34,977)

Ending units	5,340,045	-	1,241,805	1,045,776	1,049,821	650,405	862,211	835,495

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMVFHA		PMVRA		ALVBWB		ALVGIB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$3,449	$531	$5,005	$301	$9,585	$8,552	$(17,129)	$(24,347)
Realized gain (loss) on investments	623	171	(33)	(45)	(3,864)	9,346	415,294	436,185
Change in unrealized gain (loss) on investments	(5,417)	2,925	(9,635)	235	(57,565)	(52,209)	(388,965)	51,012
Reinvested capital gains	661	727	-	-	53,907	66,573	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(684)	4,354	(4,663)	491	2,063	32,262	9,200	462,850

Equity transactions:
Purchase payments received from contract owners (note 3)	-	111,602	76,266	18,972	14,449	16,000	94,912	178,662
Transfers between funds	18,997	(2,181)	13,846	1,117	66,533	69,840	(165,537)	(344,155)
Redemptions (note 3)	(1,458)	-	(397)	-	(83,972)	(32,743)	(864,938)	(1,109,320)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(78)	(61)	(3,431)	(3,306)	(401)	(413)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(38)	-
Adjustments to maintain reserves	(8)	(2)	5	2	(3)	(5)	(143)	8

Net equity transactions	17,531	109,419	89,642	20,030	(6,424)	49,786	(936,145)	(1,275,218)

Net change in contract owners’ equity	16,847	113,773	84,979	20,521	(4,361)	82,048	(926,945)	(812,368)
Contract owners’ equity beginning of period	113,773	-	51,261	30,740	523,746	441,698	6,282,093	7,094,461

Contract owners’ equity end of period	$130,620	$113,773	$136,240	$51,261	$519,385	$523,746	$5,355,148	$6,282,093

CHANGES IN UNITS:
Beginning units	10,527	-	5,579	3,432	41,081	36,960	261,769	317,866
Units purchased	2,565	10,731	9,835	2,165	6,369	8,125	8,627	14,934
Units redeemed	(989)	(204)	(97)	(18)	(7,070)	(4,004)	(46,921)	(71,031)

Ending units	12,103	10,527	15,317	5,579	40,380	41,081	223,475	261,769

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ALVSVA		ALVSVB		ACVB		ACVCA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$832	$704	$(1,041,011)	$(1,063,094)	$132,602	$70,906	$(949)	$(1,015)
Realized gain (loss) on investments	574	42	1,886,772	5,807,090	227,112	468,769	5,647	7,088
Change in unrealized gain (loss) on investments	(57,036)	(9,220)	(23,138,228)	(8,651,614)	(4,968,647)	(787,619)	(8,234)	(16,505)
Reinvested capital gains	40,135	26,832	15,355,718	10,650,624	3,306,322	3,115,320	4,666	15,414

Net increase (decrease) in contract owners’ equity resulting from operations	(15,495)	18,358	(6,936,749)	6,743,006	(1,302,611)	2,867,376	1,130	4,982

Equity transactions:
Purchase payments received from contract owners (note 3)	15,172	57,622	10,110,265	17,291,547	235,236	354,166	-	-
Transfers between funds	66,741	2,982	(3,077,924)	(11,543,765)	(262,969)	1,428,359	-	-
Redemptions (note 3)	(12,699)	(8,338)	(6,438,831)	(7,301,825)	(3,933,966)	(3,839,468)	-	-
Annuity benefits	-	-	-	-	(30,358)	(30,219)	(14,120)	(15,516)
Contract maintenance charges (note 2)	(296)	(269)	(512,378)	(475,075)	(14,149)	(15,426)	-	-
Contingent deferred sales charges (note 2)	-	-	(45,892)	(68,258)	(192)	(1,451)	-	-
Adjustments to maintain reserves	(9)	(12)	(807)	(798)	1,132	903	3,976	3,888

Net equity transactions	68,909	51,985	34,433	(2,098,174)	(4,005,266)	(2,103,136)	(10,144)	(11,628)

Net change in contract owners’ equity	53,414	70,343	(6,902,316)	4,644,832	(5,307,877)	764,240	(9,014)	(6,646)
Contract owners’ equity beginning of period	247,443	177,100	97,393,192	92,748,360	36,590,076	35,825,836	74,266	80,912

Contract owners’ equity end of period	$300,857	$247,443	$90,490,876	$97,393,192	$31,282,199	$36,590,076	$65,252	$74,266

CHANGES IN UNITS:
Beginning units	18,476	14,380	2,879,983	2,947,714	1,071,298	1,136,387	-	-
Units purchased	6,654	4,954	547,102	884,011	38,835	79,996	-	-
Units redeemed	(1,256)	(858)	(542,285)	(951,742)	(157,806)	(145,085)	-	-

Ending units	23,874	18,476	2,884,800	2,879,983	952,327	1,071,298	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVIG		ACVIG2		ACVIP2		ACVI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$118,455	$117,343	$18,397	$22,696	$1,064,515	$(584,565)	$(87)	$331
Realized gain (loss) on investments	773,221	620,790	614,583	284,117	(3,287,058)	1,340,052	(55)	1,752
Change in unrealized gain (loss) on investments	(3,381,445)	989,160	(1,315,875)	227,389	(7,372,147)	(2,708,443)	183	(2,588)
Reinvested capital gains	1,383,454	-	376,611	-	-	6,383,418	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,106,315)	1,727,293	(306,284)	534,202	(9,594,690)	4,430,462	41	(505)

Equity transactions:
Purchase payments received from contract owners (note 3)	318,008	175,265	31,703	135,138	15,324,657	17,379,001	-	(164)
Transfers between funds	(523,640)	623,352	(702,437)	54,483	(12,542,983)	259,175	-	-
Redemptions (note 3)	(1,930,588)	(2,237,177)	(711,523)	(617,587)	(19,538,206)	(21,015,513)	-	2
Annuity benefits	(4,088)	(5,920)	-	-	(2,578)	(3,776)	(1,439)	(1,702)
Contract maintenance charges (note 2)	(6,409)	(7,187)	(477)	(512)	(1,733,109)	(1,701,202)	-	-
Contingent deferred sales charges (note 2)	(2,240)	(1,238)	(50)	(36)	(120,359)	(124,683)	-	-
Adjustments to maintain reserves	(80)	(183)	(25)	(220)	(1,216)	(1,374)	653	(306)

Net equity transactions	(2,149,037)	(1,453,088)	(1,382,809)	(428,734)	(18,613,794)	(5,208,372)	(786)	(2,170)

Net change in contract owners’ equity	(3,255,352)	274,205	(1,689,093)	105,468	(28,208,484)	(777,910)	(745)	(2,675)
Contract owners’ equity beginning of period	17,293,160	17,018,955	5,305,520	5,200,052	246,985,218	247,763,128	8,696	11,371

Contract owners’ equity end of period	$14,037,808	$17,293,160	$3,616,427	$5,305,520	$218,776,734	$246,985,218	$7,951	$8,696

CHANGES IN UNITS:
Beginning units	888,260	970,158	223,567	242,506	18,201,387	18,608,330	-	-
Units purchased	61,732	138,794	7,692	31,286	3,282,579	4,153,465	-	-
Units redeemed	(175,474)	(220,692)	(69,487)	(50,225)	(4,699,469)	(4,560,408)	-	-

Ending units	774,518	888,260	161,772	223,567	16,784,497	18,201,387	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVMV1		ACVMV2		DVMCSS		DVSCS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$33,532	$(11,857)	$(65,005)	$(594,613)	$(247,159)	$(43,202)	$(613,460)	$(879,396)
Realized gain (loss) on investments	779,195	739,918	7,817,920	5,188,252	(581,243)	54,708	8,590,448	11,249,251
Change in unrealized gain (loss) on investments	(1,508,195)	(28,506)	(17,395,005)	3,995,236	(2,747,265)	309,209	(16,426,226)	(13,083,954)
Reinvested capital gains	456,627	634,745	5,838,760	6,764,754	2,295,710	-	5,677,887	5,742,544

Net increase (decrease) in contract owners’ equity resulting from operations	(238,841)	1,334,300	(3,803,330)	15,353,629	(1,279,957)	320,715	(2,771,351)	3,028,445

Equity transactions:
Purchase payments received from contract owners (note 3)	333,245	462,672	15,639,402	16,209,707	10,963,217	4,935,227	1,123,490	1,711,397
Transfers between funds	(800,359)	581,122	(8,323,966)	7,005,804	5,080,346	4,442,858	(5,473,365)	(10,315,032)
Redemptions (note 3)	(1,411,880)	(1,883,377)	(8,512,330)	(8,796,585)	(786,945)	(101,384)	(9,143,618)	(11,819,634)
Annuity benefits	(1,277)	(883)	-	-	-	-	(821)	(395)
Contract maintenance charges (note 2)	(3,142)	(2,867)	(638,228)	(592,008)	(40,660)	(6,342)	(285,207)	(300,078)
Contingent deferred sales charges (note 2)	(3,559)	(904)	(42,051)	(40,932)	(4,624)	(944)	(17,181)	(27,660)
Adjustments to maintain reserves	319	(94)	(622)	(1,017)	(294)	(53)	(242)	(1,109)

Net equity transactions	(1,886,653)	(844,331)	(1,877,795)	13,784,969	15,211,040	9,269,362	(13,796,944)	(20,752,511)

Net change in contract owners’ equity	(2,125,494)	489,969	(5,681,125)	29,138,598	13,931,083	9,590,077	(16,568,295)	(17,724,066)
Contract owners’ equity beginning of period	10,201,385	9,711,416	131,436,311	102,297,713	9,590,077	-	92,841,079	110,565,145

Contract owners’ equity end of period	$8,075,891	$10,201,385	$125,755,186	$131,436,311	$23,521,160	$9,590,077	$76,272,784	$92,841,079

CHANGES IN UNITS:
Beginning units	517,561	559,245	5,721,471	5,082,599	882,717	-	3,031,376	3,719,928
Units purchased	60,410	154,190	1,775,884	2,053,139	2,192,457	1,123,106	335,272	448,167
Units redeemed	(153,250)	(195,874)	(1,848,861)	(1,414,267)	(818,047)	(240,389)	(768,726)	(1,136,719)

Ending units	424,721	517,561	5,648,494	5,721,471	2,257,127	882,717	2,597,922	3,031,376

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DCAP		DCAPS		DVDLS		DGI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$106,394	$166,620	$(104,181)	$83,524	$(14,838)	$(16,784)	$(71,154)	$(84,407)
Realized gain (loss) on investments	2,028,925	2,835,927	3,854,441	5,362,527	66,902	118,393	435,469	664,851
Change in unrealized gain (loss) on investments	(4,702,409)	(1,827,365)	(13,578,279)	(1,568,533)	(107,644)	(107,115)	(1,672,433)	673,704
Reinvested capital gains	1,457,344	914,974	5,269,749	3,126,470	16,483	-	1,357,611	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,109,746)	2,090,156	(4,558,270)	7,003,988	(39,097)	(5,506)	49,493	1,254,148

Equity transactions:
Purchase payments received from contract owners (note 3)	504,927	489,516	5,212,348	10,291,966	9,740	2,825	236,352	207,967
Transfers between funds	(1,485,513)	(2,548,851)	(7,178,957)	(10,783,834)	(48,371)	(52,843)	(159,091)	18,453
Redemptions (note 3)	(3,291,939)	(3,726,030)	(7,848,136)	(7,707,865)	(112,419)	(116,664)	(1,660,171)	(1,733,006)
Annuity benefits	(5,101)	(8,557)	-	-	(150)	(152)	(666)	(911)
Contract maintenance charges (note 2)	(10,316)	(11,833)	(693,250)	(721,189)	(157)	(194)	(7,035)	(7,750)
Contingent deferred sales charges (note 2)	(2,802)	(3,130)	(41,406)	(70,219)	(22)	(106)	(2,390)	(889)
Adjustments to maintain reserves	(18,940)	2,585	(726)	(729)	(63)	(75)	(2,332)	328

Net equity transactions	(4,309,684)	(5,806,300)	(10,550,127)	(8,991,870)	(151,442)	(167,209)	(1,595,333)	(1,515,808)

Net change in contract owners’ equity	(5,419,430)	(3,716,144)	(15,108,397)	(1,987,882)	(190,539)	(172,715)	(1,545,840)	(261,660)
Contract owners’ equity beginning of period	32,226,488	35,942,632	119,292,371	121,280,253	1,157,000	1,329,715	15,230,752	15,492,412

Contract owners’ equity end of period	$26,807,058	$32,226,488	$104,183,974	$119,292,371	$966,461	$1,157,000	$13,684,912	$15,230,752

CHANGES IN UNITS:
Beginning units	1,396,574	1,661,858	5,545,660	5,967,733	58,484	66,935	686,816	758,596
Units purchased	39,616	83,876	635,637	991,703	3,791	6,113	15,982	35,845
Units redeemed	(228,214)	(349,160)	(1,132,392)	(1,413,776)	(11,636)	(14,564)	(87,259)	(107,625)

Ending units	1,207,976	1,396,574	5,048,905	5,545,660	50,639	58,484	615,539	686,816

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FCA2S		FQB		FQBS		FC2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$784	$4,067	$209,132	$212,935	$548,048	$617,080	$-	$-
Realized gain (loss) on investments	(10,924)	(5,565)	5,687	134,018	760,295	359,465	27	-
Change in unrealized gain (loss) on investments	(57,447)	(262,613)	(328,065)	(126,430)	(1,739,104)	(356,885)	-	-
Reinvested capital gains	1,257	236,475	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(66,330)	(27,636)	(113,246)	220,523	(430,761)	619,660	27	-

Equity transactions:
Purchase payments received from contract owners (note 3)	4,284	5,117	99,295	125,241	233,016	490,284	113	-
Transfers between funds	3,566	(11,043)	(211,166)	217,217	(761,097)	(283,335)	(113)	-
Redemptions (note 3)	(118,944)	(302,651)	(1,073,769)	(1,375,455)	(3,902,676)	(4,602,828)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(93)	(117)	(2,501)	(2,875)	(11,815)	(12,458)	-	-
Contingent deferred sales charges (note 2)	-	3	(343)	(844)	(1,886)	(2,868)	-	-
Adjustments to maintain reserves	(85)	(52)	(106)	(107)	(273)	(298)	(27)	-

Net equity transactions	(111,272)	(308,743)	(1,188,590)	(1,036,823)	(4,444,731)	(4,411,503)	(27)	-

Net change in contract owners’ equity	(177,602)	(336,379)	(1,301,836)	(816,300)	(4,875,492)	(3,791,843)	-	-
Contract owners’ equity beginning of period	957,834	1,294,213	8,560,284	9,376,584	27,031,892	30,823,735	-	-

Contract owners’ equity end of period	$780,232	$957,834	$7,258,448	$8,560,284	$22,156,400	$27,031,892	$-	$-

CHANGES IN UNITS:
Beginning units	58,869	77,503	547,230	613,836	1,947,824	2,269,504	-	-
Units purchased	1,479	3,245	38,348	46,597	143,965	238,334	-	-
Units redeemed	(8,241)	(21,879)	(114,032)	(113,203)	(466,622)	(560,014)	-	-

Ending units	52,107	58,869	471,546	547,230	1,625,167	1,947,824	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FEIP		FVSS2		FHIP		FAMP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$5,651,155	$5,041,477	$(44,932)	$(59,002)	$2,580,342	$1,794,177	$238,409	$153,155
Realized gain (loss) on investments	(3,947,043)	119,422	966,796	878,937	(866,316)	(425,549)	1,919,565	3,594,690
Change in unrealized gain (loss) on investments	(49,696,663)	15,130,490	(1,225,221)	(408,453)	(4,702,587)	(1,330,242)	(11,940,405)	(4,036,539)
Reinvested capital gains	31,090,684	4,867,846	5,949	-	-	-	8,661,223	6,322,744

Net increase (decrease) in contract owners’ equity resulting from operations	(16,901,867)	25,159,235	(297,408)	411,482	(2,988,561)	38,386	(1,121,208)	6,034,050

Equity transactions:
Purchase payments received from contract owners (note 3)	3,726,292	3,320,647	36,225	25,305	375,186	2,253	805,276	1,185,192
Transfers between funds	(6,356,694)	(5,786,436)	(195,050)	(171,943)	14,019,917	(640,450)	(1,847,603)	(2,209,099)
Redemptions (note 3)	(32,932,280)	(38,100,655)	(853,133)	(1,399,950)	(5,834,559)	(4,669,247)	(12,615,100)	(14,982,576)
Annuity benefits	(65,350)	(73,254)	(4,003)	(3,955)	(6,989)	(10,568)	(12,464)	(19,371)
Contract maintenance charges (note 2)	(130,787)	(145,164)	(802)	(999)	(19,497)	(19,756)	(60,775)	(67,573)
Contingent deferred sales charges (note 2)	(16,864)	(7,687)	(107)	(1,784)	(4,214)	(318)	(1,470)	(1,960)
Adjustments to maintain reserves	92	7,123	(131)	(212)	1,180	(383)	(22,689)	7,117

Net equity transactions	(35,775,591)	(40,785,426)	(1,017,001)	(1,553,538)	8,531,024	(5,338,469)	(13,754,825)	(16,088,270)

Net change in contract owners’ equity	(52,677,458)	(15,626,191)	(1,314,409)	(1,142,056)	5,542,463	(5,300,083)	(14,876,033)	(10,054,220)
Contract owners’ equity beginning of period	348,887,913	364,514,104	7,783,394	8,925,450	40,284,365	45,584,448	128,054,780	138,109,000

Contract owners’ equity end of period	$296,210,455	$348,887,913	$6,468,985	$7,783,394	$45,826,828	$40,284,365	$113,178,747	$128,054,780

CHANGES IN UNITS:
Beginning units	5,488,782	6,152,207	247,059	297,744	1,237,260	1,392,887	2,990,233	3,367,004
Units purchased	76,295	84,052	12,584	13,980	554,531	-	32,237	33,950
Units redeemed	(654,437)	(747,477)	(44,753)	(64,665)	(330,446)	(155,627)	(343,572)	(410,721)

Ending units	4,910,640	5,488,782	214,890	247,059	1,461,345	1,237,260	2,678,898	2,990,233

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FNRS2		FEI2		FF10S		FF10S2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(489,770)	$(776,242)	$4,169,062	$3,118,295	$23,589	$11,486	$311,885	$(144,870)
Realized gain (loss) on investments	1,835,028	8,438,460	(6,037,745)	(1,698,048)	176,483	317,477	880,545	321,914
Change in unrealized gain (loss) on investments	(23,194,101)	(22,625,772)	(39,418,884)	11,917,661	(310,677)	(248,586)	(6,500,594)	1,894,639
Reinvested capital gains	2,446,612	1,015,944	25,218,440	3,739,666	16,073	92,025	634,854	3,044,174

Net increase (decrease) in contract owners’ equity resulting from operations	(19,402,231)	(13,947,610)	(16,069,127)	17,077,574	(94,532)	172,402	(4,673,310)	5,115,857

Equity transactions:
Purchase payments received from contract owners (note 3)	14,834,023	17,863,804	33,132,435	41,038,162	128,825	138,515	29,776,544	29,105,033
Transfers between funds	(674,585)	(1,082,301)	(1,155,442)	(9,951,603)	436,229	625,502	3,752,523	(1,538,237)
Redemptions (note 3)	(7,416,302)	(9,816,182)	(20,818,988)	(20,643,949)	(788,351)	(994,518)	(11,469,257)	(12,800,750)
Annuity benefits	(6,317)	(7,109)	(2,039)	(1,116)	(9,973)	(10,118)	(7,682)	-
Contract maintenance charges (note 2)	(8,655)	(10,613)	(1,124,334)	(1,034,466)	(1,777)	(1,889)	(2,130,772)	(1,774,222)
Contingent deferred sales charges (note 2)	(33,317)	(44,567)	(81,091)	(106,708)	(811)	(995)	(119,975)	(124,998)
Adjustments to maintain reserves	(1,113)	(864)	6,330	(8,856)	3,723	3,165	(6,435)	(1,364)

Net equity transactions	6,693,734	6,902,168	9,956,871	9,291,464	(232,135)	(240,338)	19,794,946	12,865,462

Net change in contract owners’ equity	(12,708,497)	(7,045,442)	(6,112,256)	26,369,038	(326,667)	(67,936)	15,121,636	17,981,319
Contract owners’ equity beginning of period	80,781,706	87,827,148	271,863,946	245,494,908	5,848,436	5,916,372	203,616,057	185,634,738

Contract owners’ equity end of period	$68,073,209	$80,781,706	$265,751,690	$271,863,946	$5,521,769	$5,848,436	$218,737,693	$203,616,057

CHANGES IN UNITS:
Beginning units	4,822,302	4,493,171	12,097,661	11,637,287	408,253	425,084	13,432,500	12,573,844
Units purchased	1,917,396	2,191,090	2,996,765	2,782,753	72,486	92,818	3,068,138	2,688,486
Units redeemed	(1,512,925)	(1,861,959)	(2,532,772)	(2,322,379)	(88,435)	(109,649)	(1,797,265)	(1,829,830)

Ending units	5,226,773	4,822,302	12,561,654	12,097,661	392,304	408,253	14,703,373	13,432,500

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FF20S		FF20S2		FF30S		FF30S2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$35,126	$34,580	$442,989	$(256,341)	$29,819	$15,578	$(132,886)	$(58,494)
Realized gain (loss) on investments	728,536	506,685	13,875,562	1,496,170	627,467	734,852	3,767,229	1,936,077
Change in unrealized gain (loss) on investments	(955,615)	(357,966)	(25,352,137)	4,670,715	(851,335)	(580,778)	(6,016,610)	(1,476,834)
Reinvested capital gains	45,043	207,473	2,027,403	8,561,185	54,751	209,801	317,579	833,404

Net increase (decrease) in contract owners’ equity resulting from operations	(146,910)	390,772	(9,006,183)	14,471,729	(139,298)	379,453	(2,064,688)	1,234,153

Equity transactions:
Purchase payments received from contract owners (note 3)	388,444	478,941	14,245,325	16,672,779	431,225	549,473	13,704,311	10,709,970
Transfers between funds	152,245	1,150,481	(3,967,334)	2,019,276	384,823	601,252	3,518,755	2,596,492
Redemptions (note 3)	(2,445,593)	(1,245,065)	(25,418,208)	(24,064,713)	(1,482,821)	(1,571,608)	(3,236,351)	(5,144,490)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,151)	(3,985)	(4,670,494)	(4,468,838)	(4,599)	(4,544)	(5,966)	(5,388)
Contingent deferred sales charges (note 2)	(2,668)	(1,342)	(223,520)	(231,945)	(4,180)	(8,223)	(39,588)	(11,646)
Adjustments to maintain reserves	(66)	(377)	(611)	(694)	(67)	197	(394)	(1,074)

Net equity transactions	(1,911,789)	378,653	(20,034,842)	(10,074,135)	(675,619)	(433,453)	13,940,767	8,143,864

Net change in contract owners’ equity	(2,058,699)	769,425	(29,041,025)	4,397,594	(814,917)	(54,000)	11,876,079	9,378,017
Contract owners’ equity beginning of period	12,027,623	11,258,198	482,318,111	477,920,517	10,723,551	10,777,551	48,507,447	39,129,430

Contract owners’ equity end of period	$9,968,924	$12,027,623	$453,277,086	$482,318,111	$9,908,634	$10,723,551	$60,383,526	$48,507,447

CHANGES IN UNITS:
Beginning units	854,239	826,009	30,591,200	31,237,389	751,039	781,125	2,999,411	2,483,236
Units purchased	87,930	166,468	2,442,325	2,368,628	100,684	103,971	1,809,128	1,119,058
Units redeemed	(222,002)	(138,238)	(3,740,711)	(3,014,817)	(146,246)	(134,057)	(986,785)	(602,883)

Ending units	720,167	854,239	29,292,814	30,591,200	705,477	751,039	3,821,754	2,999,411

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FGP		FG2		FIGBS		FIGBP2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(3,996,168)	$(4,403,524)	$(4,048,666)	$(2,894,608)	$187,567	$134,158	$2,736,793	$1,316,169
Realized gain (loss) on investments	21,114,481	20,903,511	6,430,543	8,688,489	(59,460)	(27,089)	1,307,909	4,395,413
Change in unrealized gain (loss) on investments	(7,633,022)	19,604,486	2,598,101	9,834,728	(466,804)	639,269	(12,319,154)	8,904,846
Reinvested capital gains	11,640,815	-	7,318,156	-	13,716	7,207	285,492	153,426

Net increase (decrease) in contract owners’ equity resulting from operations	21,126,106	36,104,473	12,298,134	15,628,609	(324,981)	753,545	(7,988,960)	14,769,854

Equity transactions:
Purchase payments received from contract owners (note 3)	4,284,007	4,898,089	48,107,476	48,541,797	411,480	387,557	22,512,708	18,952,419
Transfers between funds	(2,942,011)	(1,094,404)	22,244,606	20,849,065	469,652	709,185	(7,582,529)	1,740,367
Redemptions (note 3)	(39,569,070)	(42,987,183)	(15,985,134)	(12,908,871)	(2,411,642)	(2,678,263)	(40,938,563)	(47,690,559)
Annuity benefits	(94,421)	(91,593)	(1,982)	(1,904)	(9,685)	(4,533)	(17,523)	(17,794)
Contract maintenance charges (note 2)	(180,989)	(194,058)	(912,750)	(688,957)	(4,710)	(4,550)	(2,274,390)	(2,189,905)
Contingent deferred sales charges (note 2)	(15,392)	(13,098)	(87,531)	(110,151)	(4,257)	(2,679)	(104,218)	(145,199)
Adjustments to maintain reserves	11,701	14,843	(940)	(2,252)	(180)	(17)	(1,043)	(273)

Net equity transactions	(38,506,175)	(39,467,404)	53,363,745	55,678,727	(1,549,342)	(1,593,300)	(28,405,558)	(29,350,944)

Net change in contract owners’ equity	(17,380,069)	(3,362,931)	65,661,879	71,307,336	(1,874,323)	(839,755)	(36,394,518)	(14,581,090)
Contract owners’ equity beginning of period	378,007,980	381,370,911	224,069,920	152,762,584	17,393,838	18,233,593	357,710,457	372,291,547

Contract owners’ equity end of period	$360,627,911	$378,007,980	$289,731,799	$224,069,920	$15,519,515	$17,393,838	$321,315,939	$357,710,457

CHANGES IN UNITS:
Beginning units	4,557,714	5,049,679	9,433,261	7,005,335	1,212,588	1,326,705	25,450,183	27,684,133
Units purchased	82,693	152,625	4,486,449	4,599,359	165,205	315,648	4,899,981	5,726,570
Units redeemed	(529,701)	(644,590)	(2,292,952)	(2,171,433)	(277,921)	(429,765)	(6,997,861)	(7,960,520)

Ending units	4,110,706	4,557,714	11,626,758	9,433,261	1,099,872	1,212,588	23,352,303	25,450,183

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FMCS		FMC2		FOP		FO2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(211,307)	$(299,041)	$(3,628,860)	$(4,339,087)	$84,202	$(27,690)	$99,714	$(7,398)
Realized gain (loss) on investments	458,641	1,531,739	6,522,433	4,516,306	1,142,012	2,553,746	48,313	(66,393)
Change in unrealized gain (loss) on investments	(3,523,896)	(677,421)	(44,817,934)	5,425,457	(1,638,546)	(7,554,606)	(5,978,602)	(126,687)
Reinvested capital gains	2,762,087	598,799	33,995,342	6,780,433	65,677	13,667	91,566	550

Net increase (decrease) in contract owners’ equity resulting from operations	(514,475)	1,154,076	(7,929,019)	12,383,109	(346,655)	(5,014,883)	(5,739,009)	(199,928)

Equity transactions:
Purchase payments received from contract owners (note 3)	470,462	571,939	21,611,565	26,861,232	450,981	15,337	6,935,733	-
Transfers between funds	(1,170,720)	(1,859,924)	(11,600,430)	(16,661,526)	24,148,680	(899,561)	89,883,316	(139,567)
Redemptions (note 3)	(2,510,708)	(2,875,161)	(25,331,591)	(27,220,933)	(6,783,835)	(5,602,863)	(4,714,696)	(328,744)
Annuity benefits	(2,267)	(2,220)	(22,466)	(21,989)	(5,183)	(6,585)	(646)	-
Contract maintenance charges (note 2)	(6,668)	(7,467)	(1,297,677)	(1,266,772)	(27,539)	(26,649)	(333,645)	(204)
Contingent deferred sales charges (note 2)	(5,827)	(3,747)	(79,161)	(130,345)	(1,274)	(193)	(15,028)	2
Adjustments to maintain reserves	(535)	(1,276)	(1,094)	1,290	1,755	1,347	6,117	(70)

Net equity transactions	(3,226,263)	(4,177,856)	(16,720,854)	(18,439,043)	17,783,585	(6,519,167)	91,761,151	(468,583)

Net change in contract owners’ equity	(3,740,738)	(3,023,780)	(24,649,873)	(6,055,934)	17,436,930	(11,534,050)	86,022,142	(668,511)
Contract owners’ equity beginning of period	23,911,685	26,935,465	287,174,503	293,230,437	45,738,876	57,272,926	1,645,886	2,314,397

Contract owners’ equity end of period	$20,170,947	$23,911,685	$262,524,630	$287,174,503	$63,175,806	$45,738,876	$87,668,028	$1,645,886

CHANGES IN UNITS:
Beginning units	1,445,012	1,706,222	7,982,432	8,495,980	1,559,134	1,772,900	73,649	93,749
Units purchased	79,012	135,013	1,221,497	1,388,574	805,932	-	4,573,906	-
Units redeemed	(270,328)	(396,223)	(1,658,726)	(1,902,122)	(262,679)	(213,766)	(576,622)	(20,100)

Ending units	1,253,696	1,445,012	7,545,203	7,982,432	2,102,387	1,559,134	4,070,933	73,649

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FVSS		FTVIS2		FTVRD2		FTVSV2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(18,809)	$(31,465)	$8,032,243	$8,003,223	$(28,031)	$(98,146)	$(958,931)	$(1,243,645)
Realized gain (loss) on investments	431,931	887,739	(3,996,331)	(738,782)	2,971,639	3,696,692	13,281,310	17,660,227
Change in unrealized gain (loss) on investments	(623,085)	(561,414)	(26,859,534)	(2,616,701)	(10,169,658)	(1,107,981)	(37,857,141)	(27,654,527)
Reinvested capital gains	4,356	-	-	-	4,906,189	1,026,205	16,004,149	10,023,416

Net increase (decrease) in contract owners’ equity resulting from operations	(205,607)	294,860	(22,823,622)	4,647,740	(2,319,861)	3,516,770	(9,530,613)	(1,214,529)

Equity transactions:
Purchase payments received from contract owners (note 3)	69,328	100,289	41,063,747	70,453,663	206,051	541,683	1,107,123	1,234,681
Transfers between funds	(203,626)	(606,515)	(23,975,908)	13,708,683	(1,745,172)	(1,838,263)	(5,923,680)	(4,256,225)
Redemptions (note 3)	(592,479)	(1,232,388)	(26,451,751)	(24,144,199)	(7,605,699)	(7,409,919)	(15,094,445)	(19,286,400)
Annuity benefits	-	-	(2,117)	(1,767)	(5,973)	(5,961)	(4,626)	(4,963)
Contract maintenance charges (note 2)	(1,907)	(2,190)	(16,340)	(16,330)	(3,399)	(4,115)	(476,944)	(513,092)
Contingent deferred sales charges (note 2)	(466)	(1,456)	(73,343)	(102,723)	(2,535)	(2,680)	(37,846)	(53,724)
Adjustments to maintain reserves	(51)	406	(839)	(825)	(325)	(551)	(721)	(1,276)

Net equity transactions	(729,201)	(1,741,854)	(9,456,551)	59,896,502	(9,157,052)	(8,719,806)	(20,431,139)	(22,880,999)

Net change in contract owners’ equity	(934,808)	(1,446,994)	(32,280,173)	64,544,242	(11,476,913)	(5,203,036)	(29,961,752)	(24,095,528)
Contract owners’ equity beginning of period	5,708,953	7,155,947	267,069,447	202,525,205	51,161,547	56,364,583	126,716,011	150,811,539

Contract owners’ equity end of period	$4,774,145	$5,708,953	$234,789,274	$267,069,447	$39,684,634	$51,161,547	$96,754,259	$126,716,011

CHANGES IN UNITS:
Beginning units	253,492	334,669	17,836,972	13,882,728	2,031,340	2,397,373	3,991,805	4,717,626
Units purchased	9,529	16,390	4,066,418	7,351,718	88,000	99,971	390,832	597,800
Units redeemed	(41,420)	(97,567)	(4,745,321)	(3,397,474)	(462,606)	(466,004)	(1,049,438)	(1,323,621)

Ending units	221,601	253,492	17,158,069	17,836,972	1,656,734	2,031,340	3,333,199	3,991,805

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVMD2		FTVDM2		TIF2		FTVGI2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$17,031	$8,170	$72,324	$92,274	$901,725	$567,788	$8,548,836	$5,103,951
Realized gain (loss) on investments	(11,655)	(436)	(560,252)	20,521	(2,424,260)	44,986	(1,723,042)	(46,237)
Change in unrealized gain (loss) on investments	(81,647)	(20,471)	(3,736,734)	(1,079,351)	(3,848,587)	(9,446,782)	(15,546,163)	(5,484,541)
Reinvested capital gains	40,517	31,568	1,602,700	-	1,741,755	-	692,286	-

Net increase (decrease) in contract owners’ equity resulting from operations	(35,754)	18,831	(2,621,962)	(966,556)	(3,629,367)	(8,834,008)	(8,028,083)	(426,827)

Equity transactions:
Purchase payments received from contract owners (note 3)	202,765	233,514	135,641	150,648	300,654	436,911	16,796,287	17,485,329
Transfers between funds	(45,063)	(2,628)	(70,738)	16,824,104	1,773,589	66,528,542	(7,541,777)	128,017,596
Redemptions (note 3)	(21,486)	(9,234)	(1,894,330)	(1,865,741)	(9,018,705)	(7,387,831)	(11,900,048)	(8,471,176)
Annuity benefits	-	-	-	-	(2,359)	(1,618)	(15,465)	(10,969)
Contract maintenance charges (note 2)	(1,317)	(588)	(1,470)	(1,205)	(176,076)	(109,859)	(8,862)	(6,039)
Contingent deferred sales charges (note 2)	-	-	(1,012)	(2,749)	(12,680)	(12,175)	(24,304)	(21,076)
Adjustments to maintain reserves	(3)	(11)	(219)	(215)	(455)	3,762	(752)	9,700

Net equity transactions	134,896	221,053	(1,832,128)	15,104,842	(7,136,032)	59,457,732	(2,694,921)	137,003,365

Net change in contract owners’ equity	99,142	239,884	(4,454,090)	14,138,286	(10,765,399)	50,623,724	(10,723,004)	136,576,538
Contract owners’ equity beginning of period	543,337	303,453	14,138,286	-	54,197,452	3,573,728	136,964,664	388,126

Contract owners’ equity end of period	$642,479	$543,337	$9,684,196	$14,138,286	$43,432,053	$54,197,452	$126,241,660	$136,964,664

CHANGES IN UNITS:
Beginning units	44,952	26,408	1,514,448	-	2,504,890	142,773	14,019,187	39,602
Units purchased	26,550	19,990	129,336	1,894,801	433,757	2,951,570	2,691,249	15,571,855
Units redeemed	(16,124)	(1,446)	(334,581)	(380,353)	(765,583)	(589,453)	(2,986,044)	(1,592,270)

Ending units	55,378	44,952	1,309,203	1,514,448	2,173,064	2,504,890	13,724,392	14,019,187

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVFA2		FTVSI2		FTVHI2		GVSSCS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,219,115	$786,529	$30,746	$8,893	$5,523	$6,861	$(360)	$37
Realized gain (loss) on investments	(732,121)	263,612	(12,973)	(3)	(9,374)	1,767	(266)	(14)
Change in unrealized gain (loss) on investments	(8,317,144)	(861,280)	(49,942)	(15,235)	(5,719)	(10,971)	(18,627)	(1,751)
Reinvested capital gains	153,150	62,958	8,696	3,193	-	-	15,372	2,729

Net increase (decrease) in contract owners’ equity resulting from operations	(7,677,000)	251,819	(23,473)	(3,152)	(9,570)	(2,343)	(3,881)	1,001

Equity transactions:
Purchase payments received from contract owners (note 3)	20,195,320	33,849,819	173,855	229,336	37,176	80,664	92,333	6,462
Transfers between funds	(8,013,588)	(1,297,350)	71,013	38,869	(439,126)	412,509	10,834	3,119
Redemptions (note 3)	(5,443,324)	(4,231,736)	(66,286)	(747)	(20,088)	(3,332)	(105)	-
Annuity benefits	(312)	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,835)	(2,870)	-	-	-	-	(91)	(70)
Contingent deferred sales charges (note 2)	(23,820)	(15,383)	-	-	-	-	-	-
Adjustments to maintain reserves	(409)	(524)	(9)	(4)	(1)	(1)	(10)	12

Net equity transactions	6,710,032	28,301,956	178,573	267,454	(422,039)	489,840	102,961	9,523

Net change in contract owners’ equity	(966,968)	28,553,775	155,100	264,302	(431,609)	487,497	99,080	10,524
Contract owners’ equity beginning of period	90,348,947	61,795,172	277,202	12,900	587,183	99,686	20,519	9,995

Contract owners’ equity end of period	$89,381,979	$90,348,947	$432,302	$277,202	$155,574	$587,183	$119,599	$20,519

CHANGES IN UNITS:
Beginning units	7,315,810	5,051,846	27,378	1,291	57,693	9,757	1,553	804
Units purchased	1,945,190	3,356,088	24,194	26,266	50,660	86,857	8,059	791
Units redeemed	(1,430,715)	(1,092,124)	(6,958)	(179)	(91,418)	(38,921)	(284)	(42)

Ending units	7,830,285	7,315,810	44,614	27,378	16,935	57,693	9,328	1,553

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMTB		AMINS		AMCG		AMMCGS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(164,385)	$37,405	$(751)	$(113)	$(31)	$-	$(7,125)	$-
Realized gain (loss) on investments	(1,681,126)	(2,156,361)	43	(10)	(4)	-	(3,686)	-
Change in unrealized gain (loss) on investments	411,858	893,115	(944)	2	(570)	-	(137,632)	-
Reinvested capital gains	-	-	269	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,433,653)	(1,225,841)	(1,383)	(121)	(605)	-	(148,443)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,514,581	942,993	3,229	(6,503)	-	-	1,728	-
Transfers between funds	(2,591,094)	(8,536,398)	64,788	50,833	-	-	3,345,447	-
Redemptions (note 3)	(17,048,876)	(21,555,981)	(13,255)	(1,088)	-	-	(53,118)	-
Annuity benefits	(7,419)	(9,815)	-	-	(269)	-	-	-
Contract maintenance charges (note 2)	(557,431)	(598,661)	(476)	44	-	-	(145)	-
Contingent deferred sales charges (note 2)	(15,405)	(52,220)	-	-	-	-	-	-
Adjustments to maintain reserves	(1,549)	(3,410)	4	(5)	14,508	-	(92)	-

Net equity transactions	(18,707,193)	(29,813,492)	54,290	43,281	14,239	-	3,293,820	-

Net change in contract owners’ equity	(20,140,846)	(31,039,333)	52,907	43,160	13,634	-	3,145,377	-
Contract owners’ equity beginning of period	119,886,705	150,926,038	43,160	-	-	-	-	-

Contract owners’ equity end of period	$99,745,859	$119,886,705	$96,067	$43,160	$13,634	$-	$3,145,377	$-

CHANGES IN UNITS:
Beginning units	10,327,433	13,156,674	3,270	-	-	-	-	-
Units purchased	2,012,472	1,682,668	4,917	3,239	-	-	114,616	-
Units redeemed	(3,702,707)	(4,511,909)	(824)	31	-	-	(6,198)	-

Ending units	8,637,198	10,327,433	7,363	3,270	-	-	108,418	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMTP		AMSRS		OVIGS		OVMS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(85)	$(94)	$(200,582)	$(282,873)	$(155,704)	$(42,282)	$300,591	$250,313
Realized gain (loss) on investments	375	387	3,372,110	2,382,359	(145,110)	(8,920)	(317,385)	(652,213)
Change in unrealized gain (loss) on investments	(3,067)	818	(5,503,656)	55,126	(1,400,694)	(546,890)	(116,217)	2,703,540
Reinvested capital gains	1,002	-	1,984,448	-	1,333,620	28,680	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,775)	1,111	(347,680)	2,154,612	(367,888)	(569,412)	(133,011)	2,301,640

Equity transactions:
Purchase payments received from contract owners (note 3)	(2)	(8)	136,999	93,439	10,697,381	6,962,021	298,668	500,074
Transfers between funds	(3)	2	(457,591)	(1,062,078)	7,715,994	3,757,414	(426,673)	(369,591)
Redemptions (note 3)	-	11	(3,667,655)	(4,762,067)	(916,257)	(160,458)	(2,653,154)	(4,441,931)
Annuity benefits	(826)	(848)	(21,307)	(20,609)	-	-	(10,561)	(11,545)
Contract maintenance charges (note 2)	6	(5)	(4,811)	(7,695)	(73,491)	(6,278)	(15,123)	(16,792)
Contingent deferred sales charges (note 2)	-	-	(1,444)	(11,576)	(3,398)	(842)	(297)	(399)
Adjustments to maintain reserves	51	64	(157)	(479)	(322)	(104)	113	259

Net equity transactions	(774)	(784)	(4,015,966)	(5,771,065)	17,419,907	10,551,753	(2,807,027)	(4,339,925)

Net change in contract owners’ equity	(2,549)	327	(4,363,646)	(3,616,453)	17,052,019	9,982,341	(2,940,038)	(2,038,285)
Contract owners’ equity beginning of period	14,232	13,905	25,840,568	29,457,021	9,982,341	-	34,114,663	36,152,948

Contract owners’ equity end of period	$11,683	$14,232	$21,476,922	$25,840,568	$27,034,360	$9,982,341	$31,174,625	$34,114,663

CHANGES IN UNITS:
Beginning units	-	-	1,041,973	1,294,218	1,107,744	-	1,097,053	1,239,133
Units purchased	-	-	91,225	84,357	2,181,378	1,171,028	20,148	21,084
Units redeemed	-	-	(253,431)	(336,602)	(330,365)	(63,284)	(109,699)	(163,164)

Ending units	-	-	879,767	1,041,973	2,958,757	1,107,744	1,007,502	1,097,053

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVCAFS		OVB		OVGS		OVGSS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$-	$690,573	$1,071,290	$(51,004)	$(130,023)	$(520,018)	$(189,477)
Realized gain (loss) on investments	51	-	(1,915,639)	(1,542,568)	3,677,194	9,121,368	484,619	1,363,370
Change in unrealized gain (loss) on investments	-	-	1,154,055	2,037,038	(9,309,711)	(14,693,530)	(5,502,881)	(4,819,236)
Reinvested capital gains	-	-	-	-	10,174,784	7,482,645	7,276,058	4,465,888

Net increase (decrease) in contract owners’ equity resulting from operations	51	-	(71,011)	1,565,760	4,491,263	1,780,460	1,737,778	820,545

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	290,616	445,545	1,531,548	1,387,983	15,191,820	11,983,939
Transfers between funds	-	-	(395,865)	245,031	(807,596)	51,744,732	1,829,534	87,111,956
Redemptions (note 3)	-	-	(2,854,259)	(3,655,465)	(16,513,222)	(15,059,185)	(10,235,829)	(6,138,128)
Annuity benefits	-	-	(6,870)	(6,914)	(30,336)	(29,254)	(20,648)	(12,032)
Contract maintenance charges (note 2)	-	-	(10,404)	(11,832)	(50,824)	(48,684)	(6,216)	(4,416)
Contingent deferred sales charges (note 2)	-	-	(282)	(1,296)	(6,344)	(3,448)	(8,746)	(19,741)
Adjustments to maintain reserves	(51)	-	3,611	3,599	13,222	(35,356)	(11,168)	10,730

Net equity transactions	(51)	-	(2,973,453)	(2,981,332)	(15,863,552)	37,956,788	6,738,747	92,932,308

Net change in contract owners’ equity	-	-	(3,044,464)	(1,415,572)	(11,372,289)	39,737,248	8,476,525	93,752,853
Contract owners’ equity beginning of period	-	-	26,433,151	27,848,723	155,654,115	115,916,867	101,060,201	7,307,348

Contract owners’ equity end of period	$-	$-	$23,388,687	$26,433,151	$144,281,826	$155,654,115	$109,536,726	$101,060,201

CHANGES IN UNITS:
Beginning units	-	-	1,314,492	1,470,230	2,845,391	2,148,688	3,464,478	244,473
Units purchased	-	-	126,806	81,580	78,121	1,051,792	923,339	3,666,135
Units redeemed	-	-	(269,276)	(237,318)	(372,549)	(355,089)	(691,575)	(446,130)

Ending units	-	-	1,172,022	1,314,492	2,550,963	2,845,391	3,696,242	3,464,478

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVIG		OVGI		OVGIS		OVSC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$7,017	$4,524	$(49,151)	$(63,177)	$(1,839,758)	$(2,244,992)	$(31,558)	$(31,543)
Realized gain (loss) on investments	(40,396)	1,046	1,125,457	293,555	19,660,940	15,958,612	162,137	1,082,513
Change in unrealized gain (loss) on investments	(12,510)	(76,504)	(2,718,565)	692,655	(45,806,517)	(43,059)	(1,807,300)	(1,450,421)
Reinvested capital gains	69,557	14,398	1,935,780	254,435	31,120,729	4,553,688	1,148,716	1,171,536

Net increase (decrease) in contract owners’ equity resulting from operations	23,668	(56,536)	293,521	1,177,468	3,135,394	18,224,249	(528,005)	772,085

Equity transactions:
Purchase payments received from contract owners (note 3)	215,270	373,177	442,594	544,358	9,461,948	12,954,557	200,425	337,540
Transfers between funds	(348,686)	11,464	(1,011,278)	953,399	(1,540,982)	(15,747,416)	(25,536)	324,042
Redemptions (note 3)	(103,162)	(12,832)	(1,771,374)	(1,454,675)	(28,190,021)	(34,086,063)	(1,163,662)	(1,043,831)
Annuity benefits	-	-	(3,125)	(3,725)	(5,177)	(5,095)	(692)	(669)
Contract maintenance charges (note 2)	(918)	(265)	(6,911)	(6,897)	(1,038,665)	(1,036,731)	(2,005)	(1,961)
Contingent deferred sales charges (note 2)	-	-	(4,960)	(1,713)	(82,848)	(98,297)	(2,793)	(2,019)
Adjustments to maintain reserves	(8)	(12)	(93)	(10,330)	(973)	(1,290)	(37)	(86)

Net equity transactions	(237,504)	371,532	(2,355,147)	20,417	(21,396,718)	(38,020,335)	(994,300)	(386,984)

Net change in contract owners’ equity	(213,836)	314,996	(2,061,626)	1,197,885	(18,261,324)	(19,796,086)	(1,522,305)	385,101
Contract owners’ equity beginning of period	811,521	496,525	13,852,810	12,654,925	214,371,170	234,167,256	8,268,321	7,883,220

Contract owners’ equity end of period	$597,685	$811,521	$11,791,184	$13,852,810	$196,109,846	$214,371,170	$6,746,016	$8,268,321

CHANGES IN UNITS:
Beginning units	76,193	43,039	925,786	921,054	9,304,134	11,093,728	484,310	510,359
Units purchased	24,717	34,953	87,750	137,715	1,661,080	1,896,143	104,262	240,583
Units redeemed	(46,497)	(1,799)	(238,989)	(132,983)	(2,580,558)	(3,685,737)	(162,985)	(266,632)

Ending units	54,413	76,193	774,547	925,786	8,384,656	9,304,134	425,587	484,310

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVSCS		OVAG		OVSB		OVSBS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(898,129)	$(749,312)	$(139,530)	$(131,790)	$108,918	$43,588	$371,265	$235,799
Realized gain (loss) on investments	5,284,357	9,451,915	634,539	1,226,176	(104,762)	(14,474)	(104,041)	(64,183)
Change in unrealized gain (loss) on investments	(25,476,705)	(11,650,160)	(1,013,132)	(743,028)	(109,521)	(9,212)	(669,600)	(66,706)
Reinvested capital gains	13,881,347	11,048,196	959,115	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,209,130)	8,100,639	440,992	351,358	(105,365)	19,902	(402,376)	104,910

Equity transactions:
Purchase payments received from contract owners (note 3)	11,366,342	13,614,598	269,190	189,953	120,735	22,619	231,386	836,894
Transfers between funds	933,541	4,314,450	2,026,212	(1,015,881)	1,399,379	182,256	1,270,306	56,748
Redemptions (note 3)	(6,724,574)	(7,012,842)	(1,573,557)	(1,407,784)	(874,865)	(146,874)	(940,469)	(1,430,636)
Annuity benefits	(9,525)	(9,211)	(123)	(115)	-	-	(134)	(118)
Contract maintenance charges (note 2)	(357,780)	(286,029)	(5,332)	(5,717)	(312)	(265)	(724)	(707)
Contingent deferred sales charges (note 2)	(40,007)	(37,426)	(3,715)	(400)	(2,840)	-	(944)	(1,590)
Adjustments to maintain reserves	(676)	(791)	(858)	(92)	(58)	(49)	(220)	(255)

Net equity transactions	5,167,321	10,582,749	711,817	(2,240,036)	642,039	57,687	559,201	(539,664)

Net change in contract owners’ equity	(2,041,809)	18,683,388	1,152,809	(1,888,678)	536,674	77,589	156,825	(434,754)
Contract owners’ equity beginning of period	92,760,669	74,077,281	9,459,901	11,348,579	1,331,560	1,253,971	9,167,934	9,602,688

Contract owners’ equity end of period	$90,718,860	$92,760,669	$10,612,710	$9,459,901	$1,868,234	$1,331,560	$9,324,759	$9,167,934

CHANGES IN UNITS:
Beginning units	2,686,320	2,350,049	1,096,038	1,372,859	131,093	125,275	911,480	963,727
Units purchased	975,630	1,177,642	331,793	147,517	167,424	46,785	241,713	248,229
Units redeemed	(816,614)	(841,371)	(259,538)	(424,338)	(107,846)	(40,967)	(188,959)	(300,476)

Ending units	2,845,336	2,686,320	1,168,293	1,096,038	190,671	131,093	964,234	911,480

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMVAAD		PMVFAD		PMVLAD		PMVTRD
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$706,395	$1,754,677	$(32,894)	$123,986	$7,680,320	$(2,092,829)	$10,519,321	$1,623,953
Realized gain (loss) on investments	(1,090,486)	(243,935)	(708,690)	(689,073)	1,213,506	452,161	210,970	(185,097)
Change in unrealized gain (loss) on investments	(4,686,578)	(2,318,907)	(1,156,584)	577,148	(14,521,666)	(1,715,394)	(18,087,780)	5,790,508
Reinvested capital gains	-	-	55,761	65,496	-	-	3,336,855	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,070,669)	(808,165)	(1,842,407)	77,557	(5,627,840)	(3,356,062)	(4,020,634)	7,229,364

Equity transactions:
Purchase payments received from contract owners (note 3)	4,877,158	11,450,371	1,159,017	2,702,222	47,025,228	58,131,374	38,352,522	46,968,008
Transfers between funds	(4,908,429)	(4,490,894)	549,962	(8,604,318)	7,268,679	(335,022)	(1,298,611)	(8,333,930)
Redemptions (note 3)	(3,440,268)	(3,712,342)	(1,903,574)	(1,815,231)	(32,216,157)	(32,000,080)	(17,981,937)	(15,241,287)
Annuity benefits	(1,632)	-	-	-	(1,884)	(1,970)	(189)	-
Contract maintenance charges (note 2)	(1,585)	(1,669)	(931)	(1,651)	(3,282,990)	(2,830,857)	(1,901,104)	(1,710,823)
Contingent deferred sales charges (note 2)	(6,097)	(28,652)	(7,824)	(15,365)	(171,545)	(146,538)	(146,024)	(107,473)
Adjustments to maintain reserves	(320)	(424)	(1,855)	(341)	(20,399)	(11,543)	(41,332)	(20,309)

Net equity transactions	(3,481,173)	3,216,390	(205,205)	(7,734,684)	18,600,932	22,805,364	16,983,325	21,554,186

Net change in contract owners’ equity	(8,551,842)	2,408,225	(2,047,612)	(7,657,127)	12,973,092	19,449,302	12,962,691	28,783,550
Contract owners’ equity beginning of period	50,089,678	47,681,453	22,098,472	29,755,599	404,392,985	384,943,683	298,250,943	269,467,393

Contract owners’ equity end of period	$41,537,836	$50,089,678	$20,050,860	$22,098,472	$417,366,077	$404,392,985	$311,213,634	$298,250,943

CHANGES IN UNITS:
Beginning units	4,859,868	4,567,870	1,884,511	2,492,506	35,370,950	33,423,782	28,020,955	25,952,951
Units purchased	762,621	1,481,909	381,146	378,358	10,009,185	10,750,114	8,165,078	7,367,057
Units redeemed	(1,114,826)	(1,189,911)	(395,662)	(986,353)	(8,415,160)	(8,802,946)	(6,579,781)	(5,299,053)

Ending units	4,507,663	4,859,868	1,869,995	1,884,511	36,964,975	35,370,950	29,606,252	28,020,955

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMVRSD		PMVEBD		PMVHYD		PVGIB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$3,048	$(47)	$159,478	$71,316	$4,913	$10,216	$7,724	$(4,207)
Realized gain (loss) on investments	(9,777)	50	(259,638)	(37,417)	(8,567)	2,309	117,392	234,451
Change in unrealized gain (loss) on investments	(15,353)	(23,381)	(69,158)	(434,150)	(3,864)	(1,009)	(325,487)	(2,759)
Reinvested capital gains	-	-	24,197	93,809	1,364	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(22,082)	(23,378)	(145,121)	(306,442)	(6,154)	11,516	(200,371)	227,485

Equity transactions:
Purchase payments received from contract owners (note 3)	13,965	83,335	1,965,116	2,318,658	46,998	483,128	16,377	738
Transfers between funds	9,836	1,178	(1,518,989)	3,005,542	(26,452)	(417,622)	(141,897)	(64,931)
Redemptions (note 3)	(18,121)	-	(458,755)	(225,833)	(1,200)	(4,437)	(192,198)	(492,688)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(175)	(52)	-	-	(321)	(400)
Contingent deferred sales charges (note 2)	-	-	(7,352)	(7,869)	-	-	(110)	(212)
Adjustments to maintain reserves	(3)	(3)	(1,317)	(729)	(86)	(35)	(106)	(128)

Net equity transactions	5,677	84,510	(21,472)	5,089,717	19,260	61,034	(318,255)	(557,621)

Net change in contract owners’ equity	(16,405)	61,132	(166,593)	4,783,275	13,106	72,550	(518,626)	(330,136)
Contract owners’ equity beginning of period	79,854	18,722	4,790,708	7,433	72,550	-	2,483,981	2,814,117

Contract owners’ equity end of period	$63,449	$79,854	$4,624,115	$4,790,708	$85,656	$72,550	$1,965,355	$2,483,981

CHANGES IN UNITS:
Beginning units	11,020	2,094	525,844	807	6,985	-	120,962	149,244
Units purchased	4,314	9,003	310,693	641,160	46,110	86,698	2,110	5,687
Units redeemed	(3,506)	(77)	(307,223)	(116,123)	(44,676)	(79,713)	(18,132)	(33,969)

Ending units	11,828	11,020	529,314	525,844	8,419	6,985	104,940	120,962

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PVTIGB		PVTVB		ACEG2		VYDS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(658)	$(1,739)	$(3,073)	$(13,854)	$(82,981)	$(97,183)	$(3,045)	$(1,869)
Realized gain (loss) on investments	(368)	(14,098)	279,336	167,838	714,644	817,744	54,505	10,447
Change in unrealized gain (loss) on investments	2,120	(8,853)	(645,950)	(29,688)	(505,095)	(371,157)	(117,441)	33,063
Reinvested capital gains	-	-	285,355	45,811	29,018	-	48,566	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,094	(24,690)	(84,332)	170,107	155,586	349,404	(17,415)	41,641

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	13,335	181	42,442	79,593	20	4,912
Transfers between funds	(20,941)	-	(660,027)	150,572	20,816	(550,404)	(73,395)	(6,318)
Redemptions (note 3)	(31,525)	(48,900)	(301,800)	(256,208)	(933,729)	(945,169)	(27,873)	(28,824)
Annuity benefits	-	-	-	-	(199)	(195)	-	-
Contract maintenance charges (note 2)	(24)	(28)	(241)	(298)	(1,488)	(1,642)	(72)	(93)
Contingent deferred sales charges (note 2)	(48)	-	(30)	(56)	(256)	(1,166)	-	-
Adjustments to maintain reserves	(4)	(79)	(114)	(62)	(251)	(242)	8	(21)

Net equity transactions	(52,542)	(49,007)	(948,877)	(105,871)	(872,665)	(1,419,225)	(101,312)	(30,344)

Net change in contract owners’ equity	(51,448)	(73,697)	(1,033,209)	64,236	(717,079)	(1,069,821)	(118,727)	11,297
Contract owners’ equity beginning of period	262,993	336,690	2,194,180	2,129,944	6,156,043	7,225,864	497,599	486,302

Contract owners’ equity end of period	$211,545	$262,993	$1,160,971	$2,194,180	$5,438,964	$6,156,043	$378,872	$497,599

CHANGES IN UNITS:
Beginning units	14,651	17,177	96,479	100,705	435,498	544,932	23,756	25,251
Units purchased	-	-	3,305	27,371	138,048	165,593	1	262
Units redeemed	(2,664)	(2,526)	(44,721)	(31,597)	(201,089)	(275,027)	(4,877)	(1,757)

Ending units	11,987	14,651	55,063	96,479	372,457	435,498	18,880	23,756

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ROCSC		RVARS		TRBCG2		TRHS2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,039	$(424)	$(145,427)	$(140,188)	$-	$-	$(4,356,891)	$(2,609,825)
Realized gain (loss) on investments	(8,755)	1,001	285,134	55,220	5	-	23,408,737	13,148,772
Change in unrealized gain (loss) on investments	(101,092)	(25,979)	(135,026)	568,126	-	-	(18,326,044)	17,828,289
Reinvested capital gains	68,603	40,764	-	-	-	-	21,738,017	15,911,115

Net increase (decrease) in contract owners’ equity resulting from operations	(40,205)	15,362	4,681	483,158	5	-	22,463,819	44,278,351

Equity transactions:
Purchase payments received from contract owners (note 3)	5,000	277,355	4,180,702	5,977,812	2,665	-	54,103,497	40,898,936
Transfers between funds	24,692	(2,304)	(1,618,847)	5,029,872	(3,051)	-	14,145,514	11,515,638
Redemptions (note 3)	(54,510)	(5,912)	(1,236,323)	(549,979)	388	-	(25,068,663)	(13,142,149)
Annuity benefits	-	-	(881)	-	-	-	(973)	-
Contract maintenance charges (note 2)	(161)	(209)	(1,141)	(612)	(1)	-	(21,347)	(14,836)
Contingent deferred sales charges (note 2)	-	-	(23,627)	(3,397)	-	-	(90,672)	(53,759)
Adjustments to maintain reserves	(1)	(15)	(163)	(194)	(6)	-	(720)	(2,244)

Net equity transactions	(24,980)	268,915	1,299,720	10,453,502	(5)	-	43,066,636	39,201,586

Net change in contract owners’ equity	(65,185)	284,277	1,304,401	10,936,660	-	-	65,530,455	83,479,937
Contract owners’ equity beginning of period	352,960	68,683	14,238,125	3,301,465	-	-	223,976,343	140,496,406

Contract owners’ equity end of period	$287,775	$352,960	$15,542,526	$14,238,125	$-	$-	$289,506,798	$223,976,343

CHANGES IN UNITS:
Beginning units	27,191	5,442	1,396,728	333,972	-	-	7,927,446	6,412,668
Units purchased	3,647	22,707	737,272	1,386,820	-	-	5,073,149	4,551,786
Units redeemed	(5,599)	(958)	(611,825)	(324,064)	-	-	(3,739,992)	(3,037,008)

Ending units	25,239	27,191	1,522,175	1,396,728	-	-	9,260,603	7,927,446

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	VWHAS		VWBF		VWEM		VWHA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(454,359)	$(551,330)	$494,380	$440,865	$(167,960)	$(212,088)	$(394,546)	$(647,815)
Realized gain (loss) on investments	(5,767,765)	1,362,544	(381,735)	(478,344)	1,063,071	495,716	(2,558,732)	255,261
Change in unrealized gain (loss) on investments	(5,868,582)	(8,381,140)	(1,517,915)	(757,670)	(5,447,022)	(3,916,514)	(7,295,214)	(8,642,585)
Reinvested capital gains	-	-	-	953,451	1,233,628	3,221,490	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,090,706)	(7,569,926)	(1,405,270)	158,302	(3,318,283)	(411,396)	(10,248,492)	(9,035,139)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,614,167	8,132,373	48,722	87,743	304,119	182,158	-	1,654
Transfers between funds	796,674	1,354,420	(91,496)	(347,872)	(1,074,947)	(1,194,747)	(3,232,804)	(3,239,599)
Redemptions (note 3)	(2,680,616)	(2,827,930)	(930,019)	(1,105,514)	(2,358,057)	(2,683,916)	(3,748,156)	(5,142,569)
Annuity benefits	(699)	-	(3,749)	(3,631)	(2,931)	(8,757)	(1,487)	(5,587)
Contract maintenance charges (note 2)	(1,823)	(2,367)	(3,766)	(4,574)	(8,036)	(9,470)	(10,402)	(14,401)
Contingent deferred sales charges (note 2)	(34,393)	(17,512)	(15)	(25)	(2,261)	(1,367)	(3,373)	(22,093)
Adjustments to maintain reserves	(713)	(623)	516	1,009	13	171	(192)	243

Net equity transactions	2,692,597	6,638,361	(979,807)	(1,372,864)	(3,142,100)	(3,715,928)	(6,996,414)	(8,422,352)

Net change in contract owners’ equity	(9,398,109)	(931,565)	(2,385,077)	(1,214,562)	(6,460,383)	(4,127,324)	(17,244,906)	(17,457,491)
Contract owners’ equity beginning of period	29,517,875	30,449,440	10,385,923	11,600,485	24,222,086	28,349,410	34,889,967	52,347,458

Contract owners’ equity end of period	$20,119,766	$29,517,875	$8,000,846	$10,385,923	$17,761,703	$24,222,086	$17,645,061	$34,889,967

CHANGES IN UNITS:
Beginning units	3,558,339	2,913,519	435,528	489,626	937,328	1,077,764	1,659,729	2,044,581
Units purchased	2,798,729	2,752,399	8,198	78,040	130,104	65,113	49,759	55,952
Units redeemed	(2,645,367)	(2,107,579)	(52,333)	(132,138)	(257,557)	(205,549)	(562,359)	(440,804)

Ending units	3,711,701	3,558,339	391,393	435,528	809,875	937,328	1,147,129	1,659,729

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRPMAV		WRPMCV		WRPMMV		WRASP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(37,291)	$65,599	$(7,905)	$3,116	$(24,719)	$13,847	$(3,357,534)	$(2,906,518)
Realized gain (loss) on investments	7,893	18,922	9,652	837	8,602	15,893	1,006,936	2,907,294
Change in unrealized gain (loss) on investments	(132,356)	(186,432)	(49,844)	(16,159)	(56,479)	(36,009)	(67,578,255)	(48,329,041)
Reinvested capital gains	-	305,249	4,728	35,438	-	126,331	43,675,279	30,873,775

Net increase (decrease) in contract owners’ equity resulting from operations	(161,754)	203,338	(43,369)	23,232	(72,596)	120,062	(26,253,574)	(17,454,490)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,303,356	5,180,882	1,377,447	393,057	1,621,690	2,706,999	38,379,376	81,953,649
Transfers between funds	(52,076)	151,254	1,741	634	(955)	(58,085)	(20,241,717)	(8,710,411)
Redemptions (note 3)	(218,728)	(165,892)	(165,861)	(7,412)	(89,762)	(148,035)	(21,375,120)	(17,710,990)
Annuity benefits	-	-	-	-	-	-	(5,936)	(1,153)
Contract maintenance charges (note 2)	(56,604)	(14,916)	(9,476)	(6,612)	(43,903)	(18,473)	(9,980)	(9,821)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(106,941)	(97,348)
Adjustments to maintain reserves	2	(20)	(18)	(16)	(9)	(3)	(67)	(199)

Net equity transactions	2,975,950	5,151,308	1,203,833	379,651	1,487,061	2,482,403	(3,360,385)	55,423,727

Net change in contract owners’ equity	2,814,196	5,354,646	1,160,464	402,883	1,414,465	2,602,465	(29,613,959)	37,969,237
Contract owners’ equity beginning of period	7,144,816	1,790,170	1,205,387	802,504	4,992,354	2,389,889	261,533,387	223,564,150

Contract owners’ equity end of period	$9,959,012	$7,144,816	$2,365,851	$1,205,387	$6,406,819	$4,992,354	$231,919,428	$261,533,387

CHANGES IN UNITS:
Beginning units	637,519	165,259	110,570	75,534	449,506	222,311	16,864,654	13,405,643
Units purchased	290,467	489,375	131,124	36,344	151,133	251,203	3,223,565	6,409,700
Units redeemed	(29,217)	(17,115)	(22,688)	(1,308)	(18,797)	(24,008)	(3,483,204)	(2,950,689)

Ending units	898,769	637,519	219,006	110,570	581,842	449,506	16,605,015	16,864,654

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRHIP		WRMCG		WRPAP		WRPCP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$4,611,395	$3,283,385	$(1,005,980)	$(746,740)	$1,056	$(30)	$25,008	$20,736
Realized gain (loss) on investments	(2,029,241)	797,564	752,172	432,323	(113)	(8)	32,351	17,696
Change in unrealized gain (loss) on investments	(10,865,936)	(4,957,742)	(9,500,860)	686,121	(5,700)	325	(277,790)	(132,541)
Reinvested capital gains	1,049,199	723,263	4,853,274	2,685,829	4,592	210	214,625	185,753

Net increase (decrease) in contract owners’ equity resulting from operations	(7,234,583)	(153,530)	(4,901,394)	3,057,533	(165)	497	(5,806)	91,644

Equity transactions:
Purchase payments received from contract owners (note 3)	17,287,872	27,723,356	12,759,973	19,349,542	-	40,747	658,538	160,967
Transfers between funds	(15,057,872)	(10,227,347)	1,693,381	1,867,409	3,666	(84)	302,282	485,769
Redemptions (note 3)	(7,372,222)	(6,842,424)	(3,257,627)	(2,639,675)	-	-	(741,112)	(378,926)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,893)	(4,201)	(182,453)	(138,990)	-	-	(21,103)	(17,628)
Contingent deferred sales charges (note 2)	(32,221)	(28,916)	(15,201)	(17,200)	-	-	-	-
Adjustments to maintain reserves	(591)	(636)	(556)	(532)	(13)	2	6	(20)

Net equity transactions	(5,178,927)	10,619,832	10,997,517	18,420,554	3,653	40,665	198,611	250,162

Net change in contract owners’ equity	(12,413,510)	10,466,302	6,096,123	21,478,087	3,488	41,162	192,805	341,806
Contract owners’ equity beginning of period	92,712,517	82,246,215	57,044,940	35,566,853	41,162	-	3,211,436	2,869,630

Contract owners’ equity end of period	$80,299,007	$92,712,517	$63,141,063	$57,044,940	$44,650	$41,162	$3,404,241	$3,211,436

CHANGES IN UNITS:
Beginning units	7,890,294	7,007,963	4,185,462	2,767,879	3,358	-	234,969	216,208
Units purchased	3,786,932	6,369,257	1,599,854	2,058,847	357	3,366	69,411	50,280
Units redeemed	(4,235,584)	(5,486,926)	(785,083)	(641,264)	(67)	(8)	(55,381)	(31,519)

Ending units	7,441,642	7,890,294	5,000,233	4,185,462	3,648	3,358	248,999	234,969

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRPMP		WRPMAP		WRPMCP		SVDF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$405,749	$189,825	$951,111	$319,229	$82,599	$43,931	$(548)	$(561)
Realized gain (loss) on investments	293,778	137,922	318,395	202,093	17,406	97,232	1,185	4,627
Change in unrealized gain (loss) on investments	(3,250,176)	(1,336,423)	(5,684,191)	(1,934,557)	(693,263)	(369,643)	(7,406)	(9,455)
Reinvested capital gains	2,547,182	2,141,346	4,265,020	3,495,394	592,957	482,098	5,707	4,980

Net increase (decrease) in contract owners’ equity resulting from operations	(3,467)	1,132,670	(149,665)	2,082,159	(301)	253,618	(1,062)	(409)

Equity transactions:
Purchase payments received from contract owners (note 3)	896,699	1,894,014	3,320,859	4,106,864	352,684	505,598	-	(3,201)
Transfers between funds	(623,500)	(79,870)	(451,619)	244,666	(63,225)	(217,252)	-	(2,043)
Redemptions (note 3)	(1,079,252)	(491,430)	(2,645,228)	(2,207,112)	(321,809)	(432,775)	-	-
Annuity benefits	-	-	-	-	-	-	(2,130)	(3,215)
Contract maintenance charges (note 2)	(209,063)	(184,917)	(329,227)	(293,435)	(49,158)	(45,827)	-	26
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(32)	(24)	(18)	(37)	26	(47)	76	79

Net equity transactions	(1,015,148)	1,137,773	(105,233)	1,850,946	(81,482)	(190,303)	(2,054)	(8,354)

Net change in contract owners’ equity	(1,018,615)	2,270,443	(254,898)	3,933,105	(81,783)	63,315	(3,116)	(8,763)
Contract owners’ equity beginning of period	32,040,936	29,770,493	51,389,608	47,456,503	7,582,097	7,518,782	39,584	48,347

Contract owners’ equity end of period	$31,022,321	$32,040,936	$51,134,710	$51,389,608	$7,500,314	$7,582,097	$36,468	$39,584

CHANGES IN UNITS:
Beginning units	2,132,566	2,057,057	3,277,315	3,153,289	526,562	540,241	-	74
Units purchased	60,829	134,184	231,456	296,351	24,267	36,119	-	-
Units redeemed	(126,779)	(58,675)	(236,549)	(172,325)	(29,540)	(49,798)	-	(74)

Ending units	2,066,616	2,132,566	3,272,222	3,277,315	521,289	526,562	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SVOF		WFVSCG		WFVSMV		WFVTRB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(3,527)	$(3,941)	$(1,207,719)	$(928,095)	$(49)	$(59)	$114	$347
Realized gain (loss) on investments	15,355	38,164	5,174,714	1,529,867	1,830	534	272	204
Change in unrealized gain (loss) on investments	(55,323)	(7,372)	(17,756,198)	(8,101,898)	(2,371)	(148)	(3,805)	12,130
Reinvested capital gains	31,081	-	9,358,055	5,602,650	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,414)	26,851	(4,431,148)	(1,897,476)	(590)	327	(3,419)	12,681

Equity transactions:
Purchase payments received from contract owners (note 3)	(8)	2,053	14,891,343	11,815,813	-	-	-	-
Transfers between funds	(7)	258	2,632,330	4,156,681	294	508	-	-
Redemptions (note 3)	8	(1,847)	(6,143,161)	(4,066,556)	(6,988)	(1,180)	-	-
Annuity benefits	(24,683)	(25,047)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(495)	(249,930)	(225,573)	-	-	-	-
Contingent deferred sales charges (note 2)	7	-	(48,357)	(47,801)	-	-	-	-
Adjustments to maintain reserves	(806)	(1,273)	(670)	(879)	6	(14)	(1)	(2)

Net equity transactions	(25,489)	(26,351)	11,081,555	11,631,685	(6,688)	(686)	(1)	(2)

Net change in contract owners’ equity	(37,903)	500	6,650,407	9,734,209	(7,278)	(359)	(3,420)	12,679
Contract owners’ equity beginning of period	305,399	304,899	67,222,496	57,488,287	7,278	7,637	309,073	296,394

Contract owners’ equity end of period	$267,496	$305,399	$73,872,903	$67,222,496	$-	$7,278	$305,653	$309,073

CHANGES IN UNITS:
Beginning units	-	-	2,922,620	2,411,352	631	684	21,348	21,348
Units purchased	-	-	2,078,290	1,307,575	55	91	-	-
Units redeemed	-	-	(1,639,975)	(796,307)	(686)	(144)	-	-

Ending units	-	-	3,360,935	2,922,620	-	631	21,348	21,348

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WFVOG2		OVGS3		OVGS4		HVIE
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(549)	$(680)	$-	$(245,377)	$-	$(434,427)	$241,398	$96,343
Realized gain (loss) on investments	3,838	4,407	-	15,576,515	-	20,487,298	(2,010,252)	274,761
Change in unrealized gain (loss) on investments	(8,680)	(11,359)	-	(15,474,133)	-	(20,382,840)	(937,336)	(1,659,296)
Reinvested capital gains	5,803	8,453	-	-	-	-	3,144,189	-

Net increase (decrease) in contract owners’ equity resulting from operations	412	821	-	(142,995)	-	(329,969)	437,999	(1,288,192)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	852,679	-	6,316,848	52,065	1,985,325
Transfers between funds	-	-	-	(55,681,612)	-	(90,195,413)	(15,189,041)	328,939
Redemptions (note 3)	(11,258)	(10,294)	-	(2,826,690)	-	(3,680,694)	(78,992)	(524,132)
Annuity benefits	-	-	-	(4,144)	-	(5,923)	-	-
Contract maintenance charges (note 2)	(3)	(3)	-	(6,874)	-	(2,176)	(17,624)	(116,720)
Contingent deferred sales charges (note 2)	-	-	-	(2,590)	-	(31,099)	(1,168)	(6,140)
Adjustments to maintain reserves	2	(23)	-	39,858	-	(12,179)	(48)	(336)

Net equity transactions	(11,259)	(10,320)	-	(57,629,373)	-	(87,610,636)	(15,234,808)	1,666,936

Net change in contract owners’ equity	(10,847)	(9,499)	-	(57,772,368)	-	(87,940,605)	(14,796,809)	378,744
Contract owners’ equity beginning of period	43,856	53,355	-	57,772,368	-	87,940,605	14,796,809	14,418,065

Contract owners’ equity end of period	$33,009	$43,856	$-	$-	$-	$-	$-	$14,796,809

CHANGES IN UNITS:
Beginning units	2,235	2,784	-	1,979,986	-	4,545,894	1,319,092	1,179,976
Units purchased	-	-	-	45,128	-	456,125	86,903	330,856
Units redeemed	(555)	(549)	-	(2,025,114)	-	(5,002,019)	(1,405,995)	(191,740)

Ending units	1,680	2,235	-	-	-	-	-	1,319,092

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVDM3		TIF3		FTVGI3		MIGSC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$(88,146)	$-	$(351,871)	$-	$(631,228)	$12,546	$(94,240)
Realized gain (loss) on investments	-	1,300,629	-	28,423,031	-	5,000,151	1,818,159	608,640
Change in unrealized gain (loss) on investments	-	(1,827,193)	-	(27,292,100)	-	(3,834,961)	(2,402,104)	(265,392)
Reinvested capital gains	-	-	-	-	-	-	642,774	432,016

Net increase (decrease) in contract owners’ equity resulting from operations	-	(614,710)	-	779,060	-	533,962	71,375	681,024

Equity transactions:
Purchase payments received from contract owners (note 3)	-	69,766	-	84,896	-	5,235,160	909	139,338
Transfers between funds	-	(17,607,611)	-	(68,961,905)	-	(127,678,702)	(7,243,071)	(258,019)
Redemptions (note 3)	-	(950,175)	-	(2,791,809)	-	(5,633,042)	(399,884)	(1,303,313)
Annuity benefits	-	-	-	(957)	-	(5,400)	-	-
Contract maintenance charges (note 2)	-	(819)	-	(72,532)	-	(3,268)	(142)	(754)
Contingent deferred sales charges (note 2)	-	(5,398)	-	(9,713)	-	(6,254)	(4)	(274)
Adjustments to maintain reserves	-	(155)	-	(4,254)	-	(24,689)	(66)	(185)

Net equity transactions	-	(18,494,392)	-	(71,756,274)	-	(128,116,195)	(7,642,258)	(1,423,207)

Net change in contract owners’ equity	-	(19,109,102)	-	(70,977,214)	-	(127,582,233)	(7,570,883)	(742,183)
Contract owners’ equity beginning of period	-	19,109,102	-	70,977,214	-	127,582,233	7,570,883	8,313,066

Contract owners’ equity end of period	$-	$-	$-	$-	$-	$-	$-	$7,570,883

CHANGES IN UNITS:
Beginning units	-	1,142,861	-	3,996,862	-	7,038,230	315,243	379,071
Units purchased	-	55,928	-	98,810	-	478,243	1,132	13,735
Units redeemed	-	(1,198,789)	-	(4,095,672)	-	(7,516,473)	(316,375)	(77,563)

Ending units	-	-	-	-	-	-	-	315,243

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FHIPR		HIBF3		GEM3		GEM6
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(31,823)	$751,120	$-	$1,546,155	$-	$5,227	$-	$(51,015)
Realized gain (loss) on investments	(381,077)	324,100	-	(951,779)	-	1,272,494	-	2,115,256
Change in unrealized gain (loss) on investments	1,113,929	(1,049,973)	-	1,851,623	-	(1,864,675)	-	(4,053,704)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	701,029	25,247	-	2,445,999	-	(586,954)	-	(1,989,463)

Equity transactions:
Purchase payments received from contract owners (note 3)	177,404	698,374	-	2,286,386	-	97,040	-	3,367,255
Transfers between funds	(16,865,441)	(791,762)	-	(88,810,512)	-	(15,382,068)	-	(56,134,641)
Redemptions (note 3)	(917,293)	(2,279,510)	-	(3,570,333)	-	(591,484)	-	(1,426,913)
Annuity benefits	(31)	(96)	-	-	-	(671)	-	(736)
Contract maintenance charges (note 2)	(1,488)	(4,683)	-	(1,803)	-	(2,489)	-	(1,793)
Contingent deferred sales charges (note 2)	(479)	(3,376)	-	(5,419)	-	(879)	-	(6,907)
Adjustments to maintain reserves	(103)	(88)	-	(209)	-	(15,941)	-	(1,239)

Net equity transactions	(17,607,431)	(2,381,141)	-	(90,101,890)	-	(15,896,492)	-	(54,204,974)

Net change in contract owners’ equity	(16,906,402)	(2,355,894)	-	(87,655,891)	-	(16,483,446)	-	(56,194,437)
Contract owners’ equity beginning of period	16,906,402	19,262,296	-	87,655,891	-	16,483,446	-	56,194,437

Contract owners’ equity end of period	$-	$16,906,402	$-	$-	$-	$-	$-	$-

CHANGES IN UNITS:
Beginning units	1,207,106	1,373,290	-	5,499,724	-	656,098	-	2,953,153
Units purchased	86,979	205,754	-	558,034	-	10,408	-	362,766
Units redeemed	(1,294,085)	(371,938)	-	(6,057,758)	-	(666,506)	-	(3,315,919)

Ending units	-	1,207,106	-	-	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GIG3		FOPR		FO2R		NVMIG3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$396,342	$(102,020)	$(6,109)	$(432,836)	$(329,488)	$-	$242,477
Realized gain (loss) on investments	-	7,325,305	1,869,206	(434,834)	19,532,138	3,627,784	-	12,361,169
Change in unrealized gain (loss) on investments	-	(7,368,866)	278,657	(2,047,133)	(11,898,863)	(11,707,956)	-	(12,399,149)
Reinvested capital gains	-	-	-	6,795	-	20,699	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	352,781	2,045,843	(2,481,281)	7,200,439	(8,388,961)	-	204,497

Equity transactions:
Purchase payments received from contract owners (note 3)	-	77,060	148,169	1,106,785	2,825,384	10,825,799	-	133,524
Transfers between funds	-	(23,984,407)	(24,578,018)	121,444	(87,542,558)	2,183,179	-	(34,085,541)
Redemptions (note 3)	-	(807,349)	(864,098)	(3,117,603)	(2,245,462)	(7,633,049)	-	(1,133,441)
Annuity benefits	-	(1,566)	(125)	(927)	(585)	(1,233)	-	(2,558)
Contract maintenance charges (note 2)	-	(3,224)	(2,561)	(7,717)	(145,317)	(425,954)	-	(4,958)
Contingent deferred sales charges (note 2)	-	(1,026)	(1,278)	(2,888)	(6,303)	(43,369)	-	(413)
Adjustments to maintain reserves	-	(20,113)	(2,907)	(12,821)	(2,959)	(894)	-	(4,002)

Net equity transactions	-	(24,740,625)	(25,300,818)	(1,913,727)	(87,117,800)	4,904,479	-	(35,097,389)

Net change in contract owners’ equity	-	(24,387,844)	(23,254,975)	(4,395,008)	(79,917,361)	(3,484,482)	-	(34,892,892)
Contract owners’ equity beginning of period	-	24,387,844	23,254,975	27,649,983	79,917,361	83,401,843	-	34,892,892

Contract owners’ equity end of period	$-	$-	$-	$23,254,975	$-	$79,917,361	$-	$-

CHANGES IN UNITS:
Beginning units	-	1,095,402	1,359,984	1,465,832	5,519,852	5,200,723	-	3,088,532
Units purchased	-	14,590	20,367	129,365	578,458	1,479,985	-	20,892
Units redeemed	-	(1,109,992)	(1,380,351)	(235,213)	(6,098,310)	(1,160,856)	-	(3,109,424)

Ending units	-	-	-	1,359,984	-	5,519,852	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVDIV3		GVDIV6		AMTG		AMFAS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$96,994	$-	$1,226,031	$(171)	$(200)	$(46,147)	$(56,631)
Realized gain (loss) on investments	-	730,786	-	12,666,771	4,396	837	(258,195)	613,293
Change in unrealized gain (loss) on investments	-	(880,426)	-	(14,646,375)	(3,500)	92	(251,931)	(878,023)
Reinvested capital gains	-	-	-	-	-	-	514,444	316,299

Net increase (decrease) in contract owners’ equity resulting from operations	-	(52,646)	-	(753,573)	725	729	(41,829)	(5,062)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	48,054	-	1,287,067	(2)	49	31,136	94,063
Transfers between funds	-	(4,935,732)	-	(65,679,945)	2	46	(3,248,930)	(202,313)
Redemptions (note 3)	-	(214,211)	-	(1,648,384)	-	-	(433,386)	(519,680)
Annuity benefits	-	-	-	-	(3,062)	(3,106)	-	-
Contract maintenance charges (note 2)	-	(617)	-	(127,815)	-	(95)	(949)	(1,191)
Contingent deferred sales charges (note 2)	-	(236)	-	(8,552)	-	-	(32)	(2,601)
Adjustments to maintain reserves	-	(19)	-	(14,613)	(12,612)	1,896	(121)	(187)

Net equity transactions	-	(5,102,761)	-	(66,192,242)	(15,674)	(1,210)	(3,652,282)	(631,909)

Net change in contract owners’ equity	-	(5,155,407)	-	(66,945,815)	(14,949)	(481)	(3,694,111)	(636,971)
Contract owners’ equity beginning of period	-	5,155,407	-	66,945,815	14,949	15,430	3,694,111	4,331,082

Contract owners’ equity end of period	$-	$-	$-	$-	$-	$14,949	$-	$3,694,111

CHANGES IN UNITS:
Beginning units	-	284,346	-	5,533,991	-	-	186,362	223,324
Units purchased	-	6,864	-	242,823	-	-	64,722	67,741
Units redeemed	-	(291,210)	-	(5,776,814)	-	-	(251,084)	(104,703)

Ending units	-	-	-	-	-	-	-	186,362

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVVS1
	2015	2014
Investment activity:
Net investment income (loss)	$-	$(9)
Realized gain (loss) on investments	-	75
Change in unrealized gain (loss) on investments	-	(440)
Reinvested capital gains	-	296

Net increase (decrease) in contract owners’ equity resulting from operations	-	(78)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-
Transfers between funds	-	-
Redemptions (note 3)	-	-
Annuity benefits	-	-
Contract maintenance charges (note 2)	-	-
Contingent deferred sales charges (note 2)	-	-
Adjustments to maintain reserves	-	(2,607)

Net equity transactions	-	(2,607)

Net change in contract owners’ equity	-	(2,685)
Contract owners’ equity beginning of period	-	2,685

Contract owners’ equity end of period	$-	$-

CHANGES IN UNITS:
Beginning units	-	-
Units purchased	-	-
Units redeemed	-	-

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners may invest in the following:

ALGER AMERICAN FUNDS

Mid Cap Growth Portfolio - Class S Shares (ALMCS)

AB FUNDS

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

ALPS FUNDS

VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

AMERICAN FUNDS GROUP (THE)

Growth Fund - Class 1 (AFGF)

High-Income Bond Fund - Class 1 (AFHY)

Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)

U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund - Class III (BRVHY3)

BlackRock Total Return V.I. Fund - Class III (BRVTR3)

BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)

Global Allocation V.I. Fund - Class III (MLVGA3)

CHARLES SCHWAB FUNDS

Money Market Portfolio(TM) (CHSMM)

DELAWARE GROUP

VIP Value Series: Service Class (DWVVLS)

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FIDELITY INVESTMENTS

VIP Real Estate Portfolio: Service Class 2 (FRESS2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)

HUNTINGTON TRUST COMPANY

VA Situs Fund (HVSIT)

INVESCO INVESTMENTS

V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*

Insurance Trust Intrepid Mid Cap Portfolio: Class 1 (OGDMP)*

Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)*

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Enterprise Portfolio: Service Shares (JAMGS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)

New Discovery Series - Service Class (MNDSC)

Utilities Series - Service Class (MVUSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio -  Service Class (MVIVSC)

MERGER FUNDS

The Merger Fund VL (MGRFV)*

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)

Global Real Estate Portfolio - Class II (VKVGR2)

U.S. Real Estate Portfolio - Class I (MSVRE)*

U.S. Real Estate Portfolio - Class II (MSVREB)*

NATIONWIDE FUNDS GROUP

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

NVIT International Equity Fund - Class I (GIG)

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

American Century NVIT Growth Fund - Class II (CAF2)

NVIT International Index Fund - Class II (GVIX2)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

Invesco NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class I (NVRE1)

NVIT Real Estate Fund - Class II (NVRE2)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund: Class II  (IDPGI2)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class II (GVEX2)

NW BlkRkNVITMgdGlblAllocII (NVMGA2)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)

TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)

PIMCO FUNDS

Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

Real Return Portfolio - Advisor Class (PMVRA)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)*

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)*

VP International Fund - Class II (ACVI2)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Ultra(R) Fund - Class II (ACVU2)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Mid Cap Stock Portfolio- Service Shares (DVMCSS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Managed Tail Risk Fund II: Service Shares (FCA2S)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class 2 (FO2)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 2 (FTVRD2)

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)

Franklin High Income Securities Fund: Class 2 (FTVHI2)

PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST

Structured Small Cap Equity Fund: Service Shares (GVSSCS)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)*

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)*

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)*

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S  (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

International Growth Fund/VA- Service Shares (OVIGS)

Capital Income Fund/VA - Non-Service Shares (OVMS)

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

Global Strategic Income Fund/VA: Service Shares (OVSBS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor  Class (PMVEBD)

Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

VT Growth & Income Fund: Class IB (PVGIB)

VT International Equity Fund: Class IB (PVTIGB)

VT Voyager Fund: Class IB (PVTVB)

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI American Franchise Fund - Series II Shares (ACEG2)

Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*

PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS

Diversified Stock Fund Class A Shares (VYDS)

ROYCE CAPITAL FUNDS

Small-Cap Portfolio - Investment Class (ROCSC)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility  (WRPMCV)

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

WELLS FARGO FUNDS

Advantage VT Index Asset Allocation Fund - Class 2 (WFVAA)*

Advantage VT Discovery Fund (SVDF)*

Advantage VT Opportunity Fund - Class 2 (SVOF)*

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)*

Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)

Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)

*	At December 31, 2015, contract owners were not invested in the fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2015 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments made within eight years of the withdrawal date or the amount redeemed. For Destination All American Gold 2.0, Destination All American Gold NY 2.0, Destination B 2.0, Destination B NY 2.0, Destination Navigator 2.0, Destination Navigator NY 2.0, America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Destination EV 2.0, Destination EV NY 2.0, Achiever contracts, this charge will not exceed 8% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Destination L 2.0, Destination L NY 2.0, Elite Venue and Nationwide Destination L contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Nationwide Destination C (formerly Exclusive Venue), Income Architect, Destinantion Architect 2.0 or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option tables on the following few pages illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - II Options	BOA IV	BOA Vision	Schwab Income Choice	Schwab Custom Solutions	NEBA
Variable Account Charges - Recurring	1.30%	1.40%	0.65%	0.95%	0.80%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced	-	-	0.20%	0.10%
Combination Enhanced	-	-	-	0.40%(10)	-
Return of Premium			0.10%
Beneficiary Protector II Option	-	-	-	0.35%(11)	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Joint Option for the Nationwide Lifetime Income Rider Option	-	-	0.30%(2)
Capital Preservation and Income Options:
Capital Preservation Plus Option	-	-	-	0.50%(30)	-
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	-	-	-	-	-
7% Nationwide Lifetime Income Rider	-	-	1.00%(1)

Maximum Variable Account Charges*	1.30%	1.40%	2.15%	2.20%	0.80%

Nationwide Variable Account - II Options	BOA Future II	All American Gold	All American Gold 2.0	All American Gold NY 2.0	BOA Achiever	Income Architect	Destination Architect 2.0
Variable Account Charges - Recurring	1.15%	1.15%	1.15%	1.15%	1.55%	0.40%	0.40%
CDSC Options:
Four Year CDSC	0.30%(3)	0.50%(3)			0.20%(3)	-	-
No CDSC	0.35%(7)	0.55%(7)			0.25%(7)	-	-
Reduced CDSC Option (“Liquidity Option”) Charge			0.50%(54)	0.50%(54)
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.20%	0.20%(8)	-	-	-	-	-
One-Year Enhanced	0.10%	0.10%	0.20%(47)	0.20%(47)	-	-	0.20%(47)
One-Month Enhanced	-	0.35%(9)	0.35%(9)	-	0.20%	-	-
Combination Enhanced III	-	-	0.65%(70)(71)	-	-	-	-
Combination Enhanced II	-	-	-	-	0.45%	-	-
Combination Enhanced	-	0.40%(10)	0.65%(72)	-	0.30%	-	-
Beneficiary Protector II Option	-	0.35%(11)	0.35%(48)		0.35%	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%(17)	1.00%(17)	-	-	1.00%(17)	-	-
Capital Preservation Plus Option	0.50%(19)	0.50%(19)	-	-	0.50%	-	-
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)	1.00%(18)(19)	-	-	1.00%(18)	-	-
7% Nationwide Lifetime Income Rider (New York)	-	1.00%		1.50%(49)(51)(53)	-	-	-
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%(1)	1.00%	1.50%(49)(51)(53)	-	1.00%(1)	-	-
10% Nationwide Lifetime Income Rider	1.20%(20)	1.20%	-	-	1.20%(20)	-	-
Nationwide Lifetime Income Capture Charge			1.50%(62)	1.50%(62)
Nationwide Lifetime Income Track Charge			1.50%(61)	1.50%(61)			1.50%(61)
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%	0.15%(19)	-	-	0.15%	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	0.30%(32)	-	0.40%(50)(51)(53)(60)	-	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%	0.30%(32)	0.40%(50)(51)(53)(60)	-	0.15%	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(21)	0.30%(33)	-	-	0.30%(21)	-	-
Guaranteed Lifetime Withdrawal Fee	-	-	-	-	-	0.60%	-
Joint Option for the Nationwide Lifetime Income Capture Charge			0.40%(63)	0.40%(63)
Joint Option for the Nationwide Lifetime Income Track Charge	-	-	0.40%(64)	0.40%(64)	-		0.40%(2)
Spousal Continuation Option Fee						0.10%
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.30%(5)	0.45%(5)	-	-	0.10%(13)	-	-
4% Extra Value Credit Option	0.40%(6)	-	-	-	0.25%(14)	-	-
5% Extra Value Credit Option (New York)	-	0.70%(12)	-	-	0.55%(16)	-	-
5% Extra Value Credit Option (Non-New York)	-	-	-	-	0.45%(15)	-	-

Maximum Variable Account Charges*	3.55%(58)	4.60%(46)	4.55%(52)	3.75%(52)	4.50%(22)	1.10%	2.50%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

Nationwide Variable Account - II Options	BOA Future Venue	Destination C	Destination L	Destination L 2.0	Destination L NY 2.0	BOA Elite Venue	BOA Choice Venue II
Variable Account Charges - Recurring	1.10%	1.60%	1.75%	1.75%	1.75%	1.75%	1.50%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.15%(8)	-	-	-	-	-	-
One-Year Enhanced	0.10%(65)	-	0.20%	0.20%	0.20%	-	-
One-Month Enhanced II	0.35%(24)	0.20%(24)	-	-	-	0.20%(24)	0.20%(24)
One-Month Enhanced	0.30%(66)	0.20%(68)	0.35%	0.35%	-	0.20%(68)	0.20%
Combination Enhanced III		0.65%(70)(71)		0.65%(70)(71)
Combination Enhanced II	0.45%(25)	0.65%(69)	-	-	-	0.35%(25)	0.35%(25)
Combination Enhanced	0.40%(10)(67)	0.30%(10)(42)	0.65%	0.65%(72)	-	0.30%(10)(73)	0.30%(10)
Return of Premium
Spousal Protection Annuity Option - Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse
Spousal Protection Annuity Option II	0.20%	-	-	-	-	-	-
Spousal Protection Annuity Option	0.10%	0.20%(29)	-	-	-	0.20%(34)	0.20%(34)
Beneficiary Protector II Option	0.35%(11)	0.35%(11)	0.35%(31)	0.35%(31)	-	0.35%(11)	0.35%(11)
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%(17)	-	-	-	-	1.00%(17)	1.00%(17)
Capital Preservation Plus Option	0.50%	0.50%(30)	-	-	-	0.50%	0.50%(19)
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)	-	1.00%(18)(42)	-	-	1.00%(18)	1.00%(18)
7% Nationwide Lifetime Income Rider (New York)			1.00%		1.50%(49)(51)(53)
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%(1)	-	1.00%	1.50%(49)(51)(53)	-	1.00%(1)	1.00%(1)
10% Nationwide Lifetime Income Rider	1.20%(20)	-	1.20%	-	-	1.20%(20)	1.20%(20)
Nationwide Lifetime Income Capture Option				1.50%(62)	1.50%(62)
Nationwide Lifetime Income Track Option				1.50%(61)	1.50%(61)
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%	-	0.15%(42)	-	-	0.15%	0.15%
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)			0.15%(42)
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.30%(32)	-	0.40%(50)(51)(53)(60)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%	-	0.30%(32)	0.40%(50)(51)(53)(60)	-	0.15%	0.15%
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(21)	-	0.30%(33)	-	-	0.30%(21)	0.30%(21)
Joint Option for the Nationwide Lifetime income Capture Option				0.40%(63)	0.40%(63)
Joint Option for the Nationwide Lifetime Income Track Option				0.40%(64)	0.40%(64)
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.45%(26)	-	-	-	-	-	-

Maximum Variable Account Charges*	4.05%(28)	3.30%	4.05%(28)	4.65%(52)	3.85%(52)	4.15%(23)	3.90%(27)

Nationwide Variable Account - II Options	Destination B	Destination B 2.0	Destination B NY 2.0	Destination EV	Destination EV 2.0	Destination EV NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.85%(39)	1.85%(39)	1.85%(39)
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	-	-	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%	0.20%(47)	0.20%
One-Month Enhanced II	-	-	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	0.35%	0.35%(9)	-
Combination Enhanced III		0.65%(70)(71)			0.65%(70)(71)
Combination Enhanced II	-	-	-	-	-	-
Combination Enhanced	0.45%	0.65%(72)	-	0.45%	0.65%(72)	-
Return of Premium	-	-	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	0.35%(35)	0.35%(35)	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)(42)	-	-	-	-	-
5% Nationwide Lifetime Income Rider (Non-New York)	1.00%(18)(42)	-	-	-	-	-
7% Nationwide Lifetime Income Rider (New York)	1.00%		1.50%(49)(51)(53)	1.00%		1.50%(49)(51)(53)
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%	1.50%(49)(51)(53)	-	-	1.50%(49)(51)(53)	-
10% Nationwide Lifetime Income Rider (New York)	1..20%	-	-	-	-	-
10% Nationwide Lifetime Income Rider (Non-New York)	1.20%	-	-	1.20%	-	-
Nationwide Lifetime Income Capture Option		1.50%(62)	1.50%(62)		1.50%(62)	1.50%(62)
Nationwide Lifetime Income Track Option		1.5%(61)	1.50%(61)		1.50%(61)	1.50%(61)
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%(42)	-	-	-	-	-
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%(42)	-	-	-	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.30%(36)		0.40%(50)(51)(53)(60)	0.30%(36)		0.40%(50)(51)(53)(60)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(36)	0.40%(50)(51)(53)(60)	-	-	0.40%(50)(51)(53)(60)	-
10% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	-	-	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(37)	-	-	0.30%(37)	-	-
Joint Option for the Nationwide Lifetime Income Capture Option		0.40%(63)	0.40%(63)		0.40%(63)	0.40%(63)
Joint Option for the Nationwide Lifetime Income Track Option		0.40%(64)	0.40%(64)		0.40%(64)	0.40%(64)
Reduced CDSC Option (“Liquidity Option”)

Maximum Variable Account Charges*	3.60%(38)	4.20%(52)	3.40%(52)	4.15%(23)	4.75%(52)	3.95%(52)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

Nationwide Variable Account - II Options	Destination Navigator	Destination Navigator 2.0	Destination Navigator- NY	Destination Navigator- NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.30%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%
One-Month Enhanced II	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	-
Combination Enhanced III		0.65%(70)(71)
Combination Enhanced II	-	-	-	-
Combination Enhanced	0.45%	0.65%(72)	-	-
Return of Premium	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	-	-	1.00%(40)	1.00%(51)(53)(55)
5% Nationwide Lifetime Income Rider (Non-New York)	1.00%(40)	1.00%(51)(53)(55)	-	-
7% Nationwide Lifetime Income Rider (New York)	-	-	1.00%	1.50%(51)(53)(49)
7% Nationwide Lifetime Income Rider (Non-New York)	-	1.50%(49)(51)(53)	-	-
10% Nationwide Lifetime Income Rider (New York)	-	-	1.20%	-
10% Nationwide Lifetime Income Rider (Non-New York)	1.20%	-	-	-
Nationwide Liftetime Income Capture Option		1.50%(62)		1.50%(62)
Nationwide Lifetime Income Track Option		1.50%(61)		1.50%(61)

Joint Option for the Nationwide Lifetime Income Rider Option

5% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.15%(45)	0.15%(51)(53)(57)
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%(41)	0.15%(51)(53)(56)	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.30%(36)	0.40%(50)(51)(53)(60)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	-	0.40%(50)(51)(53)(60)	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(33)	-		-
Joint Option for the Nationwide Lifetime Income Capture Option		0.40%(63)		0.40%(63)
Joint Option for the Nationwide Lifetime Income Track Option		0.40%(64)		0.40%(64)
Reduced CDSC Option (“Liquidity Option”)	0.50%(54)	0.50%(54)	0.50%(54)	0.50%(54)

Maximum Variable Account Charges*	4.10%(44)	4.70%(52)	3.30%(43)	3.90%(52)

(1) Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 0.95% of the Current Income Benefit Base.

(2) Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider is equal to 0.15% of the Current Income Benefit Base.

(3) Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%

The charge associated with this option will be assessed for the life of the contract

(4) The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each contract anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any contract anniversary.

(5) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.

(6) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 7 years from the date the contract was issued.

(7) Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.

(8) The One-Year Enhanced Death Benefit II Option is only available for contracts with annuitants age 80 or younger at the time of application.

(9) The One-Month Enhanced Death Benefit Option is only available for contracts with annuitants age 75 or younger at the time of application.

(10) The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.

(11) The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

(12) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 7 years from the date the contract was issued.

(13) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 8 years from the date the contract was issued.

(14) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 8 years from the date the contract was issued.

(15) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 8 years from the date the contract was issued.

(16) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option (New York) 7 years from the date the contract was issued.

(17) For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account, and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%. For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account. Additionally, the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

(18) Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.

(19) No longer available for purchase

(20) Currently, the charge associated with the 10% Nationwide Lifetime Income Rider is equal to 1.00% of the Current Income Benefit Base.

(21) Currently, the charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(22) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.50% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(23) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.15% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(24) The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.

(25) The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

(26) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the 3% Extra Value Option.

(27) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.90 % depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(28) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.05% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(29) For contracts that elected the Spousal Protection Annuity Option before state approval of the price increase, the charge for the option is 0.10% of the Daily Net Assets of the Variable Account for the duration of the contract.

(30) Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.

(31) In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest we credit to amounts allocated to the Fixed Account.

(32) The 7% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 7% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(33) The 10% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 10% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(34) For contracts issued before state approval of the price increase, the charge for the Spousal Protection Annuity Option is 0.10% of the Daily Net Assets of the Variable Account.

(35) In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(36) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(37) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(38) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.60% depending onwhether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(39) Beginning in the 9th Contract Year, the Mortality and Expense Charge will be equal to an annualized rate of 1.30% of the Daily Net Assets of the Variable Account.

(40) Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.75% of the Current Income Benefit Base.

(41) The 5% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 5% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 5% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(42) No longer available.

(43) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.30% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(44) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.10% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(45) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(46) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(47) The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.

(48) The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application. In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(49) Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base.

(50) The 7% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider.

(51) This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(52) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(53) For information about how the Current Income Benefit Base is calculated, see “Determination of the Income Benefit Base Prior to the First Withdrawal.”

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

(54) Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:

Range of Liquidity Option CDSC over time:	Number of Completed Years from Date of Contract Issuance	0	1	2	3	4
	CDSC Percentage	7%	7%	6%	5%	0%
	Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued.

(55) Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base.

(56) The 5% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 5% Nationwide Lifetime Income Rider is elected.

(57) The 5% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 5% Nationwide Lifetime Income Rider is elected. Currently, there is no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider.

(58) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.55% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.”

(59) The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 70 or younger at the time of application.

(60) For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the current price for the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base.

(61) Currently, the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.

(62) Currently, the charge associated with Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base.

(63) The Joint Option for the Nationwide Lifetime Income Capture option may only be elected if and when the Nationwide Lifetime Income Capture option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture option is equal to 0.30% of the Current Income Benefit Base.

(64) The Joint Option for the Nationwide Lifetime Income Track option may only be elected if and when the Nationwide Lifteime Income Track option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base

(65) Available until September 1, 2004 or until state approval is received for the One-Year Enhanced Death Benefit II Option

(66) Available until September 1, 2004 or until state approval is received for the One-Month Enhanced Death Benefit II Option

(67) Available until September 1, 2004 or until state approval is received for the Combination Enhanced Death Benefit II Option

(68) Only available until state approval is received for the One-Month Enhanced Death Benefit II Option

(69) The Combination Enhanced Death Benefit II Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is alter), the charge associated with teh Combination Enhanced Death Benefit II Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit II Option is an annualized rate of 0.35% of the Daily Net Assets. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

(70) The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application.

(71) Available beginning January 12, 2015, or the date of state approval (whichever is later).

(72) The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets.

(73) Available until state approval is received for the Combination Enhanced Death Benefit II Option.

The following table provides variable account charges by asset fee rates for the period ended December 31, 2015.

	Total	ALMCS	ALVDAA	ALVDAB	AAEIP3	ACVIP1	AFGF	AFHY

0.40%	$659,403	$-	$272	$-	$1	$615	$-	$-
0.60%	115,588	-	269	-	-	387	-	-
0.65%	277,571	-	-	-	-	-	-	-
0.75%	772,255	-	-	-	-	-	-	-
0.80%	210,147	-	-	-	-	-	-	-
0.85%	1,061,308	-	-	47	-	-	-	-
0.95%	307,803	1,713	-	-	-	-	-	-
1.05%	277,646	3,708	-	-	-	-	-	-
1.10%	11,653,768	-	-	263	-	-	-	-
1.15%	58,186,459	-	-	3,138	-	-	-	-
1.20%	354,072	-	-	-	-	-	-	-
1.25%	4,645,858	-	-	83	-	-	-	-
1.30%	187,283,379	-	-	22,107	-	-	166,008	10,853
1.35%	14,684,011	-	-	2,718	-	-	-	-
1.40%	15,494,130	-	-	281	-	-	-	-
1.45%	5,202,046	-	-	-	-	-	-	-
1.50%	50,413,821	-	-	43,187	-	-	-	-
1.55%	38,617,653	-	-	1,636	-	-	-	-
1.60%	12,481,778	-	-	22,420	-	-	-	-
1.65%	10,608,572	-	-	2,600	-	-	-	-
1.70%	1,942,633	-	-	-	-	-	-	-
1.75%	138,274,388	-	-	62,610	-	-	-	-
1.80%	9,274,066	-	-	13,091	-	-	-	-
1.85%	24,191,999	-	-	12,107	-	-	-	-
1.90%	3,376,076	-	-	-	-	-	-	-
1.95%	40,180,601	-	-	62,087	-	-	-	-
2.00%	8,348,192	-	-	3,160	-	-	-	-
2.05%	6,731,711	-	-	9,988	-	-	-	-
2.10%	7,011,386	-	-	5,611	-	-	-	-
2.15%	3,953,281	-	-	237	-	-	-	-
2.20%	12,512,968	-	-	25,508	-	-	-	-
2.25%	1,506,016	-	-	3,851	-	-	-	-
2.30%	6,823,265	-	-	8,713	-	-	-	-
2.35%	3,315,307	-	-	-	-	-	-	-
2.40%	5,496,895	-	-	25,241	-	-	-	-
2.45%	1,276,278	-	-	1,258	-	-	-	-
2.50%	4,542,712	-	-	1,123	-	-	-	-
2.55%	1,192,591	-	-	3,124	-	-	-	-
2.60%	237,842	-	-	276	-	-	-	-
2.65%	508,430	-	-	202	-	-	-	-
2.70%	297,218	-	-	-	-	-	-	-
2.75%	405,991	-	-	26,374	-	-	-	-
2.80%	159,758	-	-	-	-	-	-	-
2.85%	177,084	-	-	-	-	-	-	-
2.90%	38,019	-	-	-	-	-	-	-
2.95%	52,477	-	-	-	-	-	-	-
3.00%	72,109	-	-	-	-	-	-	-
3.05%	15,364	-	-	-	-	-	-	-
3.10%	5,880	-	-	-	-	-	-	-
3.40%	1,763	-	-	-	-	-	-	-

Totals	$695,229,568	$5,421	$541	$363,041	$1	$1,002	$166,008	$10,853

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	AVPAP2	AFGC	BRVHY3	BRVTR3	BRVED3	MLVGA3	CHSMM	DWVVLS

0.40%	$2,197	$-	$-	$83	$159	$2,576	$-	$1,760
0.60%	-	-	-	67	-	1,497	-	1,059
0.65%	-	-	-	-	-	64	-	-
0.75%	-	-	-	-	-	3,036	12,192	-
0.80%	-	-	-	-	-	469	-	-
0.85%	-	-	-	-	-	3,559	19,263	-
0.95%	-	-	-	-	-	7,489	13,811	-
1.05%	-	-	-	-	-	1,999	19,444	-
1.10%	-	-	-	233	22	25,287	-	-
1.15%	247,730	-	665	1,511	1,488	118,111	-	-
1.20%	-	-	-	-	-	665	-	-
1.25%	-	-	-	8	-	32,716	-	-
1.30%	4,438,288	10,968	3,208	96,717	89,287	567,553	-	-
1.35%	90,204	-	316	673	443	122,891	3,060	-
1.40%	-	-	32	56	54	51,765	-	-
1.45%	-	-	78	268	-	34,848	-	-
1.50%	1,204,199	-	3,917	19,850	24,173	1,112,792	-	-
1.55%	-	-	753	2,114	958	221,924	36	-
1.60%	200,785	-	1,773	971	4,664	426,161	-	-
1.65%	117,198	-	381	4,292	4,346	108,688	-	-
1.70%	599	-	26	49	-	14,063	-	-
1.75%	3,182,085	-	2,139	37,704	27,464	1,126,382	-	-
1.80%	98,801	-	568	914	1,328	154,917	-	-
1.85%	752,799	-	4,220	9,451	7,949	106,659	-	-
1.90%	-	-	-	25	-	5,637	-	-
1.95%	759,454	-	3,526	15,311	22,060	875,033	-	-
2.00%	37,984	-	-	523	1,301	51,501	-	-
2.05%	163,014	-	90	1,004	2,993	66,124	-	-
2.10%	93,506	-	-	3,488	1,243	105,354	-	-
2.15%	1,374	-	-	-	-	58,413	-	-
2.20%	415,101	-	221	902	1,081	263,899	-	-
2.25%	29,684	-	-	-	-	22,923	-	-
2.30%	94,696	-	69	95	170	102,730	-	-
2.35%	-	-	-	-	36	2,018	-	-
2.40%	184,190	-	1,964	3,008	3,177	190,322	-	-
2.45%	6,141	-	110	45	71	19,901	-	-
2.50%	84,481	-	180	6,764	8,289	15,233	-	-
2.55%	668	-	-	-	-	19,789	-	-
2.60%	-	-	-	-	-	3,530	-	-
2.65%	-	-	-	-	-	2,138	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	7,649	-	-	-	-	9,938	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	738	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$12,212,827	$10,968	$24,236	$206,126	$202,756	$6,061,332	$67,806	$2,819

	DWVSVS	DSIF	DSIFS	DSRG	ETVFR	FRESS2	GVGMNS	GVSIA

0.40%	$666	$-	$482	$-	$2,622	$1,106	$90	$3
0.60%	1,290	-	-	-	671	2,789	55	-
0.65%	-	-	1,309	-	-	-	-	-
0.75%	-	-	10,695	-	-	-	-	-
0.80%	-	13,394	-	2,819	-	-	-	-
0.85%	-	-	26,819	-	-	-	-	-
0.95%	-	-	19,474	-	-	-	-	-
1.05%	-	-	20,920	-	-	-	-	-
1.10%	68	-	42,742	-	-	-	-	-
1.15%	16,130	-	307,404	-	11,194	-	292	-
1.20%	-	-	10,090	-	-	-	-	-
1.25%	854	-	30,571	-	421	-	-	-
1.30%	76,146	2,120,802	244,076	447,912	33,000	-	13,055	-
1.35%	11,219	-	84,849	-	13,413	-	343	-
1.40%	1,670	976,663	17,211	120,061	645	-	105	-
1.45%	1,597	-	74,676	-	6,782	-	33	-
1.50%	53,136	-	220,671	-	54,386	-	29,116	-
1.55%	7,646	-	238,130	-	5,218	-	1,127	-
1.60%	24,345	-	74,743	-	33,175	-	10,350	-
1.65%	8,768	-	47,802	-	20,472	-	605	-
1.70%	78	-	11,580	-	90	-	-	-
1.75%	62,874	-	407,835	-	38,850	-	30,672	-
1.80%	6,687	-	41,650	-	15,287	-	1,459	-
1.85%	19,848	-	90,437	-	13,802	-	6,465	-
1.90%	703	-	10,749	-	-	-	-	-
1.95%	69,220	-	70,904	-	50,076	-	19,703	-
2.00%	4,571	-	39,801	-	2,788	-	1,212	-
2.05%	13,533	-	17,045	-	19,376	-	4,272	-
2.10%	9,590	-	31,707	-	2,977	-	2,336	-
2.15%	3,242	-	6,243	-	1,364	-	147	-
2.20%	26,444	-	46,800	-	5,802	-	5,141	-
2.25%	345	-	4,110	-	2,879	-	864	-
2.30%	11,847	-	26,332	-	1,774	-	399	-
2.35%	292	-	5,013	-	1,322	-	-	-
2.40%	19,476	-	3,115	-	25,795	-	1,010	-
2.45%	962	-	2,412	-	2,977	-	155	-
2.50%	4,731	-	1,787	-	1,362	-	65	-
2.55%	2,811	-	5,584	-	-	-	14	-
2.60%	-	-	-	-	-	-	-	-
2.65%	18	-	439	-	1,316	-	-	-
2.70%	-	-	447	-	-	-	-	-
2.75%	217	-	-	-	324	-	-	-
2.80%	-	-	47	-	2,078	-	-	-
2.85%	513	-	-	-	-	-	353	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$461,537	$3,110,859	$2,296,701	$570,792	$372,238	$3,895	$129,438	$3

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	HVSIT	IVMCC2	IVKMG2	IVBRA1	JPMMV1	JABS	JAMGS	JAFBS

0.40%	$224	$104	$-	$478	$-	$-	$461	$3
0.60%	369	-	-	475	-	-	336	-
0.65%	654	-	-	-	-	-	-	-
0.75%	619	241	1,276	-	-	-	-	-
0.80%	-	-	516	-	921	-	-	-
0.85%	155	38	2,858	-	-	-	-	-
0.95%	-	-	966	-	-	14,722	-	-
1.05%	-	-	-	-	-	24,092	-	-
1.10%	4,005	169	3,864	-	-	313	-	310
1.15%	19,746	3,896	32,865	-	-	16,595	-	4,112
1.20%	-	-	604	-	-	45	-	-
1.25%	582	63	8,648	-	-	8,219	-	104
1.30%	106,458	46,441	47,199	-	164,125	174	-	25,436
1.35%	6,702	2,565	12,959	-	-	132	-	868
1.40%	535	304	3,848	-	49,269	1,566	-	836
1.45%	593	61	5,725	-	-	3,358	-	464
1.50%	35,338	35,721	14,991	-	-	10,869	-	5,232
1.55%	10,512	838	34,520	-	-	27,067	-	1,866
1.60%	14,780	10,355	4,475	-	-	3,401	-	3,302
1.65%	7,970	4,380	3,150	-	-	-	-	1,676
1.70%	50	188	2,437	-	-	4,971	-	-
1.75%	64,121	47,980	53,070	-	-	20,433	-	13,317
1.80%	8,879	4,694	5,080	-	-	2,064	-	680
1.85%	21,254	9,277	7,813	-	-	766	-	5,089
1.90%	744	-	2,267	-	-	598	-	690
1.95%	41,158	39,623	17,548	-	-	149	-	11,440
2.00%	1,280	495	3,675	-	-	-	-	618
2.05%	6,752	3,176	1,879	-	-	1,671	-	519
2.10%	4,896	8,906	19,957	-	-	1,110	-	2,023
2.15%	1,115	2,926	3,556	-	-	3,028	-	-
2.20%	9,719	5,530	4,981	-	-	1,407	-	1,716
2.25%	55	905	584	-	-	-	-	-
2.30%	6,323	13,965	5,415	-	-	-	-	845
2.35%	1,385	439	2,675	-	-	-	-	1,770
2.40%	2,269	5,258	-	-	-	-	-	710
2.45%	291	549	610	-	-	-	-	-
2.50%	952	1,090	1,797	-	-	-	-	1,121
2.55%	4,542	4,849	1,594	-	-	-	-	-
2.60%	-	-	97	-	-	-	-	-
2.65%	-	64	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	218	643	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$385,027	$255,308	$314,142	$953	$214,315	$146,750	$797	$84,747

	JACAS	JAGTS	JAIGS	LZREMS	M2IGSS	MNDSC	MVUSC	MVFSC

0.40%	$1,671	$1,659	$-	$1,896	$-	$547	$205	$4,815
0.60%	994	1,093	-	671	-	-	526	261
0.65%	925	-	-	-	-	-	-	2,041
0.75%	3,445	264	1,205	-	-	353	-	10,450
0.80%	4,034	648	1,791	-	-	-	-	885
0.85%	8,932	2,300	2,519	-	-	37	-	19,897
0.95%	10,900	732	9,400	-	454	-	-	2,608
1.05%	13,396	397	5,935	-	-	-	-	1,579
1.10%	24,503	1,748	3,990	538	52	71	-	80,722
1.15%	224,882	24,065	82,458	7,560	13,277	10,630	-	640,472
1.20%	280	-	-	-	66	-	-	6,025
1.25%	17,685	1,718	12,270	488	7,105	585	-	50,920
1.30%	466,271	159,788	219,449	27,605	388	61,075	-	726,785
1.35%	75,823	22,910	26,205	2,972	2,043	9,019	-	176,013
1.40%	60,849	23,636	45,553	1,039	1,267	3,144	-	97,430
1.45%	20,443	10,607	9,198	3,586	2,525	830	-	67,403
1.50%	143,805	103,082	51,563	38,184	6,675	52,337	-	362,228
1.55%	175,793	21,625	89,295	5,910	13,312	9,060	-	575,792
1.60%	63,389	50,220	33,064	16,792	1,680	21,369	-	136,586
1.65%	35,264	17,060	13,326	5,158	132	3,364	-	126,266
1.70%	14,782	157	6,976	-	922	143	-	29,842
1.75%	423,809	64,194	84,531	14,610	10,305	73,472	-	1,306,255
1.80%	30,737	21,470	14,852	7,975	3,035	10,459	-	106,077
1.85%	64,625	21,103	9,554	4,596	4,229	11,004	-	188,940
1.90%	8,077	974	3,891	250	1,929	598	-	39,388
1.95%	97,703	80,907	37,642	55,984	1,052	45,464	-	322,910
2.00%	31,575	3,340	17,139	2,342	-	2,910	-	121,125
2.05%	13,198	8,207	8,476	5,376	3,722	10,305	-	56,440
2.10%	52,364	13,487	7,112	1,782	807	15,108	-	82,737
2.15%	13,205	3,226	4,422	975	705	4,916	-	56,483
2.20%	49,653	20,803	14,296	6,851	908	11,246	-	108,789
2.25%	4,726	2,256	1,453	1,597	-	71	-	11,856
2.30%	25,918	6,970	3,663	7,197	189	9,326	-	59,371
2.35%	6,515	-	682	651	57	913	-	39,542
2.40%	5,416	10,999	9,643	23,635	-	10,164	-	62,838
2.45%	5,337	1,445	1,935	2,405	-	940	-	15,262
2.50%	7,421	1,232	795	817	-	1,837	-	9,460
2.55%	4,093	6,322	2,490	3,988	31	8,401	-	22,497
2.60%	75	342	121	-	-	-	-	9,393
2.65%	2,091	1,695	1,387	133	-	1,475	-	4,175
2.70%	642	-	-	-	-	-	-	2,586
2.75%	106	1,052	115	4,708	-	5,394	-	43
2.80%	121	-	1,499	490	-	508	-	109
2.85%	-	833	-	12,869	-	4	-	-
2.90%	-	-	-	-	-	-	-	235
2.95%	-	-	-	-	-	-	-	502
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	108
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$2,215,473	$714,566	$839,895	$271,630	$76,867	$397,079	$731	$5,746,141

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	MVIVSC	MSGI2	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2	MSVRE

0.40%	$5,973	$64	$-	$-	$-	$618	$154	$-
0.60%	594	-	-	-	-	45	241	-
0.65%	1,351	-	-	-	-	-	-	-
0.75%	7,746	-	-	-	-	-	-	-
0.80%	-	-	809	-	19	-	-	-
0.85%	8,439	-	-	-	-	-	-	-
0.95%	2,906	-	-	4,379	-	-	-	-
1.05%	1,911	-	-	1,429	-	-	-	-
1.10%	6,134	-	-	6,052	-	151	-	-
1.15%	188,704	43	-	30,636	-	1,233	-	-
1.20%	-	-	-	67	-	-	-	-
1.25%	9,901	-	-	4,107	-	1,409	-	-
1.30%	655,247	547	24,389	-	18,353	-	-	80
1.35%	66,474	37	-	6,315	-	-	-	-
1.40%	31,327	48	5,942	2,535	9,303	454	-	330
1.45%	25,536	-	-	11,673	-	563	-	-
1.50%	314,975	3,666	-	9,353	-	2,077	-	-
1.55%	107,691	-	-	33,010	-	1,395	-	-
1.60%	140,805	254	-	3,200	-	-	-	-
1.65%	61,485	41	-	3,514	-	-	-	-
1.70%	3,320	-	-	8,064	-	403	-	-
1.75%	603,686	143	-	49,608	-	602	468	-
1.80%	42,866	333	-	5,163	-	-	-	-
1.85%	160,353	672	-	2,870	-	34	-	-
1.90%	14,553	-	-	1,073	-	-	-	-
1.95%	244,900	1,892	-	5,848	-	-	1,930	-
2.00%	41,100	82	-	4,162	-	-	-	-
2.05%	62,108	-	-	1,717	-	76	-	-
2.10%	35,425	-	-	1,953	-	-	295	-
2.15%	11,490	-	-	768	-	-	-	-
2.20%	101,281	137	-	3,234	-	-	2,113	-
2.25%	4,459	64	-	790	-	-	-	-
2.30%	52,061	168	-	1,724	-	-	-	-
2.35%	6,642	-	-	1,448	-	-	-	-
2.40%	47,740	267	-	23	-	-	274	-
2.45%	7,281	-	-	144	-	-	-	-
2.50%	11,224	-	-	73	-	-	-	-
2.55%	17,587	-	-	72	-	-	247	-
2.60%	1,771	-	-	-	-	-	-	-
2.65%	2,035	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	11,875	-	-	-	-	-	-	-
2.80%	1,583	-	-	-	-	-	-	-
2.85%	1,152	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$3,123,691	$8,458	$31,140	$205,004	$27,675	$9,060	$5,722	$410

	MSVREB	NAMGI2	NAMAA2	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2

0.40%	$-	$3	$243	$-	$1,231	$24,468	$2,094	$4,776
0.60%	-	-	1,179	-	118	4,198	1,042	2,739
0.65%	-	-	-	-	1,073	24,935	5,435	805
0.75%	-	-	-	-	3,041	31,533	9,086	2,978
0.80%	-	-	-	1,824	-	1,721	472	1,463
0.85%	-	-	-	-	3,544	44,717	7,399	4,481
0.95%	-	-	-	-	4,658	835	5,283	1,613
1.05%	-	-	-	-	5,205	2,035	1,404	2,293
1.10%	-	-	-	-	40,720	2,006,930	448,750	34,573
1.15%	24	4,116	45,192	-	357,182	7,731,155	2,469,369	274,564
1.20%	-	-	-	-	686	11,969	6,693	1,063
1.25%	-	292	59	-	44,807	592,625	112,492	29,378
1.30%	-	275,056	2,729,598	503,829	283,743	20,749,959	9,128,626	754,649
1.35%	-	155	3,682	-	123,156	1,788,759	517,455	126,245
1.40%	-	-	-	170,304	19,987	333,054	58,836	37,250
1.45%	-	143	-	-	57,658	569,731	192,479	30,751
1.50%	27	84,255	602,993	-	172,019	5,816,883	1,935,148	395,713
1.55%	-	369	520	-	292,506	4,589,589	1,408,081	216,770
1.60%	-	4,318	55,868	-	54,724	813,366	109,582	217,463
1.65%	-	13,794	60,408	-	52,141	1,400,605	436,846	61,725
1.70%	-	127	-	-	17,554	239,245	59,218	11,146
1.75%	-	111,433	1,109,378	-	479,164	18,484,094	5,850,672	699,653
1.80%	-	6,917	35,757	-	39,158	871,278	298,695	84,855
1.85%	-	40,210	251,933	-	91,801	3,088,093	1,567,510	108,474
1.90%	-	-	2,086	-	25,196	252,973	145,029	13,784
1.95%	-	65,490	776,102	-	134,493	4,663,752	1,254,175	383,105
2.00%	-	2,446	13,203	-	28,306	1,154,561	336,037	39,608
2.05%	-	10,844	65,800	-	28,943	704,065	421,007	40,000
2.10%	-	8,515	38,970	-	29,315	872,266	259,024	60,835
2.15%	-	-	1,538	-	15,666	278,829	147,320	14,556
2.20%	-	146	27,445	-	40,850	1,541,983	407,980	79,132
2.25%	-	367	3,377	-	2,316	136,614	62,797	4,995
2.30%	-	2,509	12,223	-	40,663	707,820	320,320	46,559
2.35%	-	230	911	-	8,612	308,829	256,865	5,641
2.40%	-	19,102	150,082	-	18,047	565,830	197,966	44,503
2.45%	-	33	15,970	-	6,488	153,990	42,395	9,041
2.50%	-	2,654	75,297	-	8,655	501,081	326,735	21,092
2.55%	-	-	566	-	14,198	150,475	30,547	22,622
2.60%	-	-	-	-	1,021	23,110	20,203	75
2.65%	-	51	-	-	689	67,117	55,680	1,427
2.70%	-	-	-	-	630	20,683	16,680	200
2.75%	-	771	510	-	9,959	33,154	6,711	17,408
2.80%	-	-	-	-	1,091	34,340	6,532	1,811
2.85%	-	-	1,065	-	468	20,568	19,188	1,373
2.90%	-	-	-	-	-	4,878	3,570	-
2.95%	-	-	-	-	-	573	571	-
3.00%	-	-	-	-	-	468	458	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	874	870	-
3.40%	-	-	-	-	-	-	-	-

	$51	$654,346	$6,081,955	$675,957	$2,561,482	$81,420,610	$28,971,327	$3,913,187

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	GVAGR2	GVAGI2	HIBF	GEM	GEM2	GIG	NVIE6	NVNMO1

0.40%	$3,089	$5,577	$169	$284	$-	$647	$159	$-
0.60%	3,502	5,501	198	124	-	296	-	-
0.65%	364	6,385	-	-	-	-	100	-
0.75%	1,399	12,401	418	-	918	-	946	-
0.80%	2,238	437	445	925	-	1,065	-	3,839
0.85%	10,462	10,618	1,097	-	1,876	-	1,680	-
0.95%	2,284	2,640	4,983	-	839	-	982	-
1.05%	3,240	784	1,215	-	887	-	306	-
1.10%	68,987	438,667	4,071	-	2,400	-	8,537	-
1.15%	423,903	2,559,277	116,462	-	83,051	-	56,116	-
1.20%	1,629	6,179	763	-	618	-	-	-
1.25%	39,424	115,130	17,448	-	10,082	-	2,652	-
1.30%	990,723	9,473,267	136,800	114,043	66,844	179,501	80,759	680,275
1.35%	197,436	581,079	35,112	-	25,337	-	19,263	-
1.40%	62,368	51,035	40,443	25,653	3,794	101,890	2,907	351,863
1.45%	58,716	190,930	28,589	-	17,690	-	13,984	-
1.50%	743,018	2,468,576	81,731	-	103,879	-	67,022	-
1.55%	383,269	1,455,779	108,663	-	62,672	-	43,041	-
1.60%	337,880	404,912	72,176	-	68,282	-	20,685	-
1.65%	113,705	504,293	29,294	-	23,518	-	13,527	-
1.70%	21,367	59,679	7,469	-	3,245	-	1,567	-
1.75%	1,102,812	6,404,015	141,744	-	119,878	-	129,108	-
1.80%	133,172	353,444	57,014	-	21,569	-	12,403	-
1.85%	163,707	1,683,526	70,267	-	70,736	-	24,615	-
1.90%	17,790	146,433	2,376	-	2,139	-	4,440	-
1.95%	724,041	1,757,721	54,159	-	73,278	-	65,917	-
2.00%	70,796	396,384	14,010	-	7,322	-	13,611	-
2.05%	100,880	456,632	12,746	-	25,849	-	8,256	-
2.10%	66,599	301,851	10,493	-	28,806	-	8,577	-
2.15%	29,774	154,104	3,957	-	5,157	-	2,108	-
2.20%	146,005	524,860	42,229	-	56,158	-	15,252	-
2.25%	10,931	71,268	2,938	-	2,598	-	1,444	-
2.30%	62,996	378,691	18,627	-	11,450	-	13,991	-
2.35%	10,984	265,483	981	-	1,659	-	2,426	-
2.40%	112,499	297,138	15,065	-	10,658	-	12,411	-
2.45%	16,681	65,168	1,199	-	2,154	-	2,299	-
2.50%	35,928	372,743	723	-	2,437	-	1,966	-
2.55%	14,344	36,619	1,637	-	9,154	-	1,773	-
2.60%	1,144	21,632	-	-	2,851	-	-	-
2.65%	12,301	60,196	-	-	6,261	-	3,571	-
2.70%	887	15,924	-	-	-	-	-	-
2.75%	2,684	9,466	14	-	589	-	1,601	-
2.80%	861	11,995	-	-	1,805	-	26	-
2.85%	373	21,001	-	-	-	-	-	-
2.90%	-	3,703	-	-	-	-	-	-
2.95%	-	592	-	-	-	-	-	-
3.00%	-	482	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	903	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$6,307,192	$32,165,120	$1,137,725	$141,029	$938,440	$283,399	$660,028	$1,035,977

	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2

0.40%	$268	$-	$794	$5	$1,537	$14,641	$160	$10,337
0.60%	-	-	1,102	-	-	2,051	-	247
0.65%	37	-	1,657	-	8,185	37,200	3,951	14,768
0.75%	766	-	6,239	1,111	22,237	37,279	15,101	62,667
0.80%	-	238	-	334	23	13	-	762
0.85%	869	-	9,414	908	56,841	103,272	8,773	63,556
0.95%	139	-	-	-	-	-	-	-
1.05%	10	-	384	-	-	-	-	-
1.10%	7,462	-	40,448	1,929	1,075,057	1,188,020	322,083	1,487,067
1.15%	34,301	-	322,359	67,094	2,139,211	4,483,736	876,742	3,832,688
1.20%	185	-	4,511	-	10,958	12,514	9,076	51,951
1.25%	10,870	-	17,387	4,718	215,960	329,773	99,526	292,408
1.30%	76,893	30,035	125,022	80,973	11,043,580	9,757,815	2,778,719	10,630,867
1.35%	11,952	-	62,916	11,112	451,137	1,184,395	169,944	1,082,083
1.40%	832	4,923	34,162	4,097	45,604	23,874	49,499	104,726
1.45%	1,160	-	28,132	2,424	152,848	283,986	70,303	277,518
1.50%	29,544	-	73,824	118,314	2,624,907	2,971,721	694,042	3,126,622
1.55%	38,222	-	332,895	63,164	1,145,721	2,167,015	691,078	2,147,017
1.60%	13,757	-	30,195	44,576	233,877	135,044	130,829	527,522
1.65%	5,852	-	48,222	17,041	411,649	560,716	201,454	670,044
1.70%	394	-	7,975	803	41,127	115,387	14,731	101,071
1.75%	84,045	-	531,327	241,393	6,878,395	12,099,223	2,591,177	10,521,410
1.80%	12,844	-	37,280	54,634	278,586	355,497	195,038	476,261
1.85%	10,498	-	33,695	6,114	1,328,991	1,232,624	513,078	1,281,071
1.90%	1,149	-	5,359	3,152	118,277	375,191	49,452	220,526
1.95%	29,256	-	94,720	146,204	1,489,314	2,779,833	543,264	2,365,340
2.00%	6,390	-	57,290	17,326	355,407	527,768	304,297	642,256
2.05%	4,836	-	11,194	14,893	320,314	345,707	123,502	335,993
2.10%	3,892	-	41,654	7,816	255,426	545,144	151,989	467,069
2.15%	5,889	-	29,388	7,167	142,125	192,503	46,750	248,404
2.20%	18,936	-	27,388	46,096	472,535	797,177	203,838	956,203
2.25%	411	-	4,782	5,080	42,931	14,914	12,583	93,652
2.30%	9,078	-	14,647	32,835	277,901	602,234	148,871	366,338
2.35%	3,735	-	26,855	1,551	188,508	65,106	58,602	251,731
2.40%	-	-	12,716	18,898	133,736	154,257	41,661	96,872
2.45%	1,647	-	5,208	3,840	31,311	121,317	38,875	49,566
2.50%	208	-	3,956	29,451	346,330	201,520	65,466	167,280
2.55%	1,989	-	6,426	275	21,750	49,672	11,379	60,494
2.60%	-	-	337	-	5,568	1,932	-	9,202
2.65%	417	-	438	1,487	19,161	11,957	11,117	22,525
2.70%	-	-	2,195	33,522	62,341	4,615	1,755	13,128
2.75%	-	-	15	375	1,306	10,512	27,299	5,490
2.80%	-	-	68	-	7,001	-	3,860	720
2.85%	-	-	-	-	5,282	-	4,092	28,725
2.90%	-	-	207	-	-	-	-	-
2.95%	-	-	492	-	-	4,907	-	5,515
3.00%	-	-	-	-	-	1,519	-	1,419
3.05%	-	-	108	-	-	-	-	6,406
3.10%	-	-	-	-	930	-	-	2,303
3.40%	-	-	-	-	-	-	-	1,763

	$428,733	$35,196	$2,095,383	$1,090,712	$32,463,885	$43,903,581	$11,283,956	$43,181,583

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GBF

0.40%	$31	$2,716	$-	$152	$1,981	$-	$1	$116
0.60%	-	-	-	-	243	-	-	61
0.65%	-	3,120	-	1,511	823	-	1,445	2,280
0.75%	19,002	18,037	-	6,437	1,611	-	3,055	7,677
0.80%	75	-	64	-	197	25,803	-	2,718
0.85%	5,470	23,376	-	9,219	940	-	7,568	9,776
0.95%	-	-	-	755	-	-	2,378	7,379
1.05%	-	-	-	1,450	96	-	3,804	9,401
1.10%	123,328	416,683	-	40,265	11,487	-	38,529	50,872
1.15%	962,610	1,123,922	-	193,934	78,150	-	327,441	509,631
1.20%	-	2,538	-	3,307	-	-	4,678	4,713
1.25%	45,359	93,240	-	15,411	8,695	-	19,638	39,061
1.30%	228,881	3,422,275	27,176	120,167	241,230	1,274,537	82,004	731,242
1.35%	246,260	266,832	-	43,891	22,062	-	71,796	107,322
1.40%	39,517	51,571	12,626	22,487	9,875	424,710	37,168	302,568
1.45%	65,752	92,899	-	20,845	6,110	-	39,414	58,353
1.50%	348,612	897,682	-	74,182	93,640	-	68,027	110,618
1.55%	793,393	800,452	-	191,604	65,206	-	360,723	465,501
1.60%	126,849	120,196	-	53,703	27,911	-	18,545	44,350
1.65%	180,109	197,250	-	41,040	21,703	-	44,625	68,414
1.70%	27,362	29,032	-	7,211	2,480	-	9,784	19,094
1.75%	1,345,076	2,805,437	-	380,175	235,290	-	506,864	699,089
1.80%	88,871	178,893	-	30,670	14,987	-	33,664	53,189
1.85%	101,228	581,496	-	25,976	50,066	-	26,906	56,107
1.90%	64,572	73,904	-	3,734	3,496	-	6,842	12,628
1.95%	376,646	632,322	-	85,669	63,297	-	65,291	131,369
2.00%	190,559	144,713	-	33,318	8,875	-	52,933	65,021
2.05%	41,136	85,646	-	22,303	7,520	-	16,354	19,062
2.10%	66,459	155,429	-	28,451	8,727	-	21,015	26,883
2.15%	89,727	60,953	-	13,317	1,870	-	29,170	36,070
2.20%	166,139	178,416	-	26,588	20,535	-	17,733	37,862
2.25%	26,560	48,131	-	5,591	228	-	6,877	7,578
2.30%	148,973	137,654	-	8,621	17,331	-	12,304	30,257
2.35%	27,598	43,913	-	22,120	1,180	-	28,310	35,414
2.40%	94,173	41,297	-	5,572	3,557	-	10,649	8,030
2.45%	15,424	26,311	-	2,267	155	-	7,146	7,671
2.50%	87,463	65,943	-	6,685	7,166	-	2,819	7,082
2.55%	2,286	3,466	-	2,718	222	-	2,736	3,605
2.60%	4,900	15,843	-	41	266	-	1,881	963
2.65%	2,389	8,885	-	1,808	498	-	478	2,375
2.70%	2,287	312	-	396	886	-	2,193	2,492
2.75%	839	2,925	-	70	-	-	15	348
2.80%	2,304	-	-	119	-	-	78	59
2.85%	-	9,480	-	-	-	-	-	-
2.90%	1,798	-	-	210	-	-	206	211
2.95%	-	4,658	-	93	-	-	495	483
3.00%	-	-	-	-	-	-	-	-
3.05%	3,398	-	-	81	-	-	122	94
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$6,163,415	$12,867,848	$39,866	$1,554,164	$1,040,592	$1,725,050	$1,993,704	$3,795,089

	CAF	CAF2	GVIX2	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC

0.40%	$309	$1,313	$514	$58	$1,599	$5,200	$14,063	$-
0.60%	466	-	287	-	73	77	1,631	541
0.65%	-	778	-	371	-	3,826	50,353	9,072
0.75%	-	1,950	-	793	2,034	28,290	95,066	10,536
0.80%	6,632	-	-	108	4,686	57	337	1,572
0.85%	-	724	-	5,294	99	43,548	126,438	12,993
0.95%	-	334	-	2,106	1,196	-	114	-
1.05%	-	-	-	918	2,209	410	3,114	583
1.10%	-	1,884	-	36,940	10,787	265,372	404,912	169,076
1.15%	-	48,468	-	58,109	278,286	1,073,407	2,023,433	910,822
1.20%	-	-	-	103	6,428	5,482	1,903	15,560
1.25%	-	1,664	-	2,180	61,218	69,691	89,008	51,991
1.30%	363,037	172,872	-	130,514	118,095	7,929,193	6,375,275	2,664,910
1.35%	-	17,566	-	14,876	92,147	216,232	470,061	152,479
1.40%	111,181	12,512	-	9,651	68,425	40,847	15,786	94,140
1.45%	-	4,444	-	9,216	25,482	25,221	198,203	89,723
1.50%	-	102,472	-	99,138	256,342	1,688,733	1,461,376	696,769
1.55%	-	18,044	-	24,192	176,997	361,969	834,242	572,854
1.60%	-	53,147	-	33,374	121,280	188,241	159,277	227,745
1.65%	-	22,772	-	6,592	93,781	157,578	336,274	124,046
1.70%	-	1,245	-	1,104	29,812	22,139	34,716	24,896
1.75%	-	185,227	-	117,909	674,652	3,592,347	5,947,853	2,183,961
1.80%	-	4,276	-	18,408	49,576	132,759	142,607	188,766
1.85%	-	49,169	-	14,275	44,633	637,483	697,727	443,890
1.90%	-	451	-	620	87,840	99,253	92,252	19,794
1.95%	-	57,664	-	97,729	338,733	892,098	1,250,031	325,696
2.00%	-	4,617	-	6,782	58,150	114,219	209,983	232,711
2.05%	-	7,784	-	8,716	59,970	168,142	94,570	139,235
2.10%	-	11,438	-	2,639	64,690	122,651	248,326	76,228
2.15%	-	6,761	-	1,015	209,847	111,217	64,044	60,730
2.20%	-	46,683	-	20,447	44,230	339,594	370,362	217,900
2.25%	-	3,891	-	3,949	51,910	67,893	5,522	23,201
2.30%	-	14,694	-	4,722	82,224	137,290	165,455	124,704
2.35%	-	340	-	434	170,170	152,385	18,063	51,577
2.40%	-	12,108	-	21,848	15,923	81,610	87,671	19,996
2.45%	-	1,978	-	1,610	10,782	23,227	30,935	21,749
2.50%	-	6,579	-	2,276	66,973	304,734	84,090	64,195
2.55%	-	1,398	-	3,744	22,247	13,386	32,370	15,560
2.60%	-	-	-	140	6,921	-	-	933
2.65%	-	357	-	432	5,190	2,945	673	11,771
2.70%	-	-	-	-	30,136	8,734	-	1,653
2.75%	-	703	-	-	847	333	-	53
2.80%	-	-	-	-	5,249	5,954	-	5,937
2.85%	-	-	-	-	-	4,293	-	-
2.90%	-	-	-	-	-	1,529	-	-
2.95%	-	-	-	-	21,731	6,662	-	-
3.00%	-	-	-	-	5,965	-	1,867	-
3.05%	-	-	-	-	1,501	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$481,625	$878,307	$801	$763,332	$3,481,066	$19,146,251	$22,239,983	$10,060,548

NATIONWIDE VARIABLE-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1	NVMIG6	GVDIVI

0.40%	$9,948	$154	$2,681	$1,288	$6,456	$-	$376	$-
0.60%	353	-	540	443	860	-	-	-
0.65%	37,144	3,429	9,961	1,596	3,037	-	1,382	-
0.75%	63,055	10,192	34,127	3,180	22,017	-	4,802	-
0.80%	5,555	10,020	1,680	2,016	7,216	1,209	-	174
0.85%	64,101	11,310	25,747	10,812	11,069	-	7,630	-
0.95%	8,911	8,411	4,496	2,710	7,687	-	373	-
1.05%	4,621	11,931	2,106	732	5,299	-	752	-
1.10%	896,988	235,254	218,831	7,063	98,867	-	36,596	-
1.15%	5,090,169	3,186,746	1,399,984	181,088	888,709	-	319,554	-
1.20%	20,284	43,141	5,618	981	6,323	-	4,939	-
1.25%	381,435	223,524	125,471	22,415	79,176	-	19,089	-
1.30%	7,533,515	447,062	3,021,082	591,997	2,076,948	275,350	96,615	32,623
1.35%	908,992	664,379	317,095	65,211	197,565	-	73,169	-
1.40%	636,000	349,725	177,419	115,552	612,614	115,863	31,106	19,445
1.45%	316,808	215,716	132,545	43,394	111,079	-	26,198	-
1.50%	2,319,204	554,194	654,492	207,882	477,495	-	84,802	-
1.55%	3,204,317	2,330,687	998,284	147,502	890,525	-	344,804	-
1.60%	535,127	235,226	191,036	87,495	355,516	-	28,938	-
1.65%	641,760	299,393	232,403	29,911	128,751	-	39,895	-
1.70%	151,280	101,354	43,712	12,978	31,937	-	11,324	-
1.75%	8,684,971	2,707,248	2,851,985	334,964	1,345,869	-	531,363	-
1.80%	505,600	276,227	137,111	57,202	186,085	-	35,868	-
1.85%	973,881	163,129	344,956	50,935	403,826	-	34,877	-
1.90%	400,906	334,653	152,626	6,183	28,872	-	6,869	-
1.95%	1,715,180	546,364	434,449	193,321	311,184	-	88,525	-
2.00%	540,489	175,370	212,110	13,758	88,740	-	52,667	-
2.05%	278,061	89,205	77,815	23,264	83,437	-	9,172	-
2.10%	356,415	215,489	118,557	28,071	71,055	-	19,531	-
2.15%	533,221	230,076	110,096	18,318	37,536	-	31,842	-
2.20%	516,379	99,793	180,810	59,817	103,300	-	26,634	-
2.25%	123,831	68,176	68,920	4,735	32,349	-	4,575	-
2.30%	351,653	171,663	103,503	18,078	71,336	-	13,720	-
2.35%	560,638	115,078	126,462	2,558	11,177	-	27,813	-
2.40%	193,844	164,585	26,243	37,624	24,933	-	9,646	-
2.45%	55,049	24,548	5,333	8,495	9,743	-	7,235	-
2.50%	258,699	176,039	86,370	20,703	44,066	-	4,797	-
2.55%	83,647	42,763	39,463	5,464	5,270	-	4,419	-
2.60%	9,748	3,356	5,377	120	316	-	378	-
2.65%	44,321	5,240	5,192	1,796	2,467	-	2,622	-
2.70%	31,818	4,027	3,320	-	488	-	2,783	-
2.75%	17,366	19,332	532	724	2,364	-	284	-
2.80%	1,066	5,878	-	-	1,955	-	79	-
2.85%	2,841	10,624	485	-	88	-	-	-
2.90%	13,240	6,706	-	-	7	-	155	-
2.95%	951	-	-	-	-	-	624	-
3.00%	39,899	1,168	18,864	-	-	-	-	-
3.05%	-	2,711	-	-	-	-	122	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$39,123,281	$14,601,296	$12,709,889	$2,422,376	$8,885,609	$392,422	$2,048,944	$52,242

	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV1

0.40%	$290	$-	$1,344	$-	$1,688	$-	$567	$410
0.60%	-	-	254	-	297	-	406	84
0.65%	549	-	915	-	616	-	701	-
0.75%	3,091	-	5,697	-	5,307	-	2,609	-
0.80%	-	1,802	-	83	26	6,729	-	-
0.85%	2,939	-	2,906	-	1,920	-	4,184	-
0.95%	2,003	-	3,522	-	1,353	-	4,394	-
1.05%	1,530	-	2,581	-	344	-	1,934	-
1.10%	21,481	-	21,012	-	10,136	-	31,764	-
1.15%	122,098	-	234,236	-	78,895	-	257,036	-
1.20%	1,023	-	3,025	-	1,665	-	3,292	-
1.25%	7,726	-	26,557	-	12,690	-	22,296	-
1.30%	107,414	99,070	125,237	38,387	162,624	2,080,763	134,250	-
1.35%	23,287	-	56,674	-	31,175	-	73,521	-
1.40%	4,796	31,402	18,592	20,698	9,554	406,820	23,361	-
1.45%	13,394	-	30,496	-	12,998	-	25,596	-
1.50%	68,380	-	151,599	-	170,866	-	110,672	-
1.55%	93,750	-	282,541	-	96,035	-	273,659	-
1.60%	18,705	-	50,770	-	47,621	-	45,115	-
1.65%	19,346	-	37,118	-	21,484	-	56,149	-
1.70%	5,331	-	13,636	-	17,405	-	12,278	-
1.75%	204,207	-	382,068	-	224,985	-	424,602	-
1.80%	10,292	-	71,266	-	70,753	-	42,453	-
1.85%	24,780	-	50,127	-	48,278	-	56,898	-
1.90%	10,632	-	9,346	-	2,085	-	15,255	-
1.95%	61,962	-	99,424	-	92,470	-	106,311	-
2.00%	18,328	-	40,628	-	18,992	-	43,778	-
2.05%	16,557	-	15,343	-	26,036	-	19,784	-
2.10%	10,580	-	27,071	-	16,795	-	21,281	-
2.15%	2,768	-	21,870	-	7,902	-	25,997	-
2.20%	21,555	-	44,447	-	27,285	-	25,805	-
2.25%	2,423	-	4,848	-	1,889	-	3,533	-
2.30%	15,092	-	23,540	-	18,761	-	14,319	-
2.35%	2,553	-	13,120	-	1,088	-	19,705	-
2.40%	3,207	-	16,362	-	13,385	-	19,688	-
2.45%	2,148	-	6,024	-	6,385	-	7,127	-
2.50%	3,821	-	3,156	-	3,040	-	13,949	-
2.55%	781	-	4,116	-	1,609	-	2,533	-
2.60%	669	-	495	-	151	-	1,321	-
2.65%	2,050	-	1,283	-	5,568	-	1,221	-
2.70%	158	-	1,057	-	-	-	1,319	-
2.75%	306	-	763	-	1,055	-	715	-
2.80%	2,445	-	25	-	3,367	-	1,830	-
2.85%	653	-	-	-	-	-	-	-
2.90%	-	-	78	-	-	-	102	-
2.95%	-	-	234	-	-	-	294	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	40	-	-	-	54	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$935,100	$132,274	$1,905,443	$59,168	$1,276,578	$2,494,312	$1,953,658	$494

NATIONWIDE VARIABLE-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF

0.40%	$61	$-	$11	$318	$154	$780	$100	$3,122
0.60%	-	-	-	341	-	1,975	-	270
0.65%	1,173	-	-	-	175	-	8	2,160
0.75%	5,473	-	146	-	2,196	-	333	7,018
0.80%	2,465	1,059	-	2,263	-	6,370	-	106
0.85%	6,616	-	288	-	438	-	1,362	9,564
0.95%	172	-	770	-	1,791	-	5,280	4,745
1.05%	330	-	165	-	660	-	2,057	358
1.10%	29,867	-	3,272	-	2,760	-	6,812	32,441
1.15%	245,938	-	39,619	-	69,172	-	110,862	250,929
1.20%	2,953	-	38	-	223	-	48	223
1.25%	19,431	-	5,464	-	16,866	-	23,097	18,738
1.30%	1,902,233	75,069	50,825	321,848	56,349	652,388	54,261	736,922
1.35%	65,935	-	13,848	-	20,885	-	44,416	87,667
1.40%	553,859	14,939	2,483	113,631	4,942	298,431	4,719	44,112
1.45%	20,155	-	7,885	-	14,844	-	19,126	54,013
1.50%	116,628	-	56,704	-	56,340	-	52,183	274,554
1.55%	263,584	-	30,698	-	51,325	-	81,040	205,547
1.60%	32,318	-	22,807	-	25,213	-	21,582	86,713
1.65%	47,475	-	11,527	-	12,023	-	8,616	51,135
1.70%	8,070	-	7,338	-	3,694	-	13,481	6,770
1.75%	416,357	-	74,453	-	79,015	-	93,986	690,245
1.80%	30,115	-	11,825	-	10,375	-	10,295	45,929
1.85%	98,572	-	22,992	-	14,853	-	12,773	183,182
1.90%	19,446	-	2,121	-	2,520	-	8,126	11,345
1.95%	98,845	-	43,565	-	47,793	-	35,342	238,496
2.00%	56,213	-	5,383	-	10,703	-	4,012	41,058
2.05%	34,435	-	6,960	-	7,876	-	13,025	56,714
2.10%	25,307	-	3,126	-	8,266	-	7,683	25,351
2.15%	26,237	-	2,041	-	2,451	-	4,849	6,722
2.20%	27,004	-	20,866	-	14,813	-	11,824	77,447
2.25%	4,199	-	258	-	2,311	-	495	8,365
2.30%	15,304	-	5,574	-	4,153	-	7,573	47,330
2.35%	20,307	-	2,103	-	2,141	-	175	8,845
2.40%	22,022	-	5,587	-	9,589	-	2,693	22,399
2.45%	6,746	-	1,382	-	1,118	-	75	7,828
2.50%	3,013	-	1,076	-	788	-	421	20,163
2.55%	7,824	-	206	-	2,259	-	3,076	8,306
2.60%	348	-	53	-	-	-	-	2,973
2.65%	2,572	-	2,460	-	1,829	-	254	1,092
2.70%	1,730	-	-	-	-	-	-	393
2.75%	396	-	192	-	292	-	-	1,884
2.80%	199	-	1,659	-	851	-	-	1,857
2.85%	178	-	-	-	-	-	-	506
2.90%	79	-	-	-	-	-	-	-
2.95%	386	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	81	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$4,242,651	$91,067	$467,770	$438,401	$564,046	$959,944	$666,060	$3,385,537

	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	EIF2	NVRE1	NVRE2

0.40%	$1,095	$-	$104	$1,439	$1,076	$293	$-	$243
0.60%	1,257	-	-	130	418	-	-	188
0.65%	191	-	1,218	2,658	-	745	-	46
0.75%	5,423	-	1,603	5,410	-	2,972	-	2,741
0.80%	39	12,594	-	8	-	415	5,731	-
0.85%	3,804	-	3,412	10,026	-	2,388	-	3,222
0.95%	349	-	4,701	-	-	279	-	9,923
1.05%	221	-	5,836	651	-	1,232	-	1,487
1.10%	26,105	-	25,874	63,382	-	36,479	-	5,075
1.15%	139,275	-	588,183	420,024	-	256,597	-	199,219
1.20%	457	-	2,812	4,519	-	1,918	-	824
1.25%	7,237	-	129,367	21,997	-	27,678	-	20,866
1.30%	379,944	3,345,566	147,616	524,343	-	414,336	564,834	135,663
1.35%	32,637	-	227,620	91,955	-	68,557	-	67,062
1.40%	26,767	1,390,692	50,568	35,614	-	34,467	248,831	9,932
1.45%	21,065	-	97,336	28,843	-	25,821	-	34,857
1.50%	150,301	-	220,460	187,285	-	250,465	-	188,769
1.55%	102,075	-	602,178	407,830	-	261,529	-	147,361
1.60%	71,567	-	74,506	32,300	-	71,882	-	122,131
1.65%	27,295	-	50,829	62,159	-	38,580	-	36,949
1.70%	6,695	-	42,116	11,398	-	23,909	-	9,587
1.75%	411,983	-	470,393	836,528	-	531,783	-	193,989
1.80%	32,568	-	72,743	45,186	-	55,079	-	40,636
1.85%	124,591	-	112,004	93,340	-	90,990	-	72,257
1.90%	11,612	-	29,224	9,047	-	12,182	-	7,675
1.95%	135,084	-	150,527	198,659	-	200,434	-	126,949
2.00%	20,825	-	36,306	77,331	-	44,353	-	15,517
2.05%	38,048	-	25,082	22,872	-	37,390	-	22,302
2.10%	32,706	-	29,477	58,504	-	27,029	-	24,805
2.15%	9,280	-	33,529	36,962	-	16,897	-	7,394
2.20%	47,369	-	41,232	57,790	-	63,637	-	67,827
2.25%	6,194	-	7,743	4,898	-	4,839	-	6,993
2.30%	40,851	-	29,026	42,894	-	30,437	-	20,569
2.35%	5,034	-	8,841	32,179	-	14,060	-	2,081
2.40%	9,882	-	13,011	15,241	-	37,663	-	26,177
2.45%	10,034	-	2,203	13,390	-	4,538	-	2,617
2.50%	31,928	-	4,104	13,918	-	13,272	-	3,378
2.55%	5,220	-	1,682	6,833	-	4,176	-	3,685
2.60%	239	-	940	433	-	225	-	73
2.65%	3,713	-	1,757	1,397	-	3,194	-	1,344
2.70%	713	-	-	3,442	-	2,338	-	-
2.75%	1,023	-	264	180	-	1,550	-	385
2.80%	2,679	-	25	614	-	456	-	2,496
2.85%	-	-	480	502	-	-	-	314
2.90%	-	-	-	179	-	48	-	-
2.95%	-	-	-	635	-	221	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	123	-	40	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,985,375	$4,748,852	$3,346,932	$3,485,048	$1,494	$2,717,373	$819,396	$1,645,608

NATIONWIDE VARIABLE-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	NVSIX2	GVEX2

0.40%	$30	$-	$427	$1,580	$548	$332	$158	$3,201
0.60%	-	-	681	-	85	-	290	1,044
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	1,674	5,233	754	807	1	531
1.15%	306	169	201,294	72,368	155,702	80,722	9,473	83,877
1.20%	-	-	-	-	-	-	-	-
1.25%	-	-	-	-	-	-	166	3,764
1.30%	219	440	5,821,438	3,006,818	4,249,221	2,258,566	98,539	576,995
1.35%	-	-	96,487	15,175	13,881	4,682	7,755	48,759
1.40%	171	-	-	500	324	224	2,032	27,468
1.45%	-	-	6,540	-	648	-	1,184	5,738
1.50%	699	622	1,308,589	765,724	674,849	471,851	99,622	739,268
1.55%	-	-	25,363	2,621	2,967	1,903	4,326	36,450
1.60%	29,723	2,657	101,395	45,484	43,860	39,949	47,776	223,441
1.65%	-	-	138,313	105,562	94,984	52,518	11,833	75,562
1.70%	-	-	1,751	-	-	-	104	1,309
1.75%	396	18	2,541,240	1,088,959	1,738,318	933,255	73,222	480,748
1.80%	631	341	244,243	102,563	102,210	62,016	12,530	80,290
1.85%	996	929	848,673	344,365	524,121	294,740	16,344	121,756
1.90%	-	-	-	-	317	-	634	5,083
1.95%	3,738	2,648	1,011,799	601,363	663,560	337,345	96,358	796,283
2.00%	-	-	42,333	14,674	9,049	18,215	3,361	19,694
2.05%	52	-	98,802	93,419	72,038	35,825	2,109	58,683
2.10%	6,298	-	51,897	16,658	42,488	12,429	5,717	47,609
2.15%	-	-	39,208	3,012	16,942	3,556	710	6,457
2.20%	-	68	217,288	137,190	134,534	39,335	20,931	97,597
2.25%	-	-	23,614	20,240	14,080	1,718	3,834	41,711
2.30%	-	-	160,239	29,296	54,105	8,251	6,107	51,077
2.35%	-	-	302	-	-	-	39	2,105
2.40%	1,325	845	209,782	98,500	150,325	44,849	21,617	193,194
2.45%	-	-	50,730	7,494	16,833	2,560	2,821	17,023
2.50%	-	-	181,032	61,291	62,879	52,906	4,878	72,402
2.55%	-	-	-	7,909	422	512	172	34,877
2.60%	-	-	-	-	-	-	43	881
2.65%	-	-	-	17,191	-	-	569	2,125
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	548	718	-	30	668	38,526
2.80%	-	-	-	-	-	-	217	3,009
2.85%	-	-	486	1,198	489	1,200	-	346
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$44,584	$8,737	$13,426,168	$6,667,105	$8,840,533	$4,760,296	$556,140	$3,998,883

	NVMGA2	NOTB4	NOTG4	NOTMG4	PMVFHA	PMVRA	ALVBWB	ALVGIB

0.40%	$-	$-	$-	$-	$342	$364	$2,219	$-
0.60%	-	-	-	-	212	2	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	1,520
1.05%	-	-	-	-	-	-	-	3,055
1.10%	-	-	-	-	-	-	-	280
1.15%	163	-	-	13,323	-	-	-	14,145
1.20%	-	-	-	-	-	-	-	84
1.25%	-	-	-	-	-	-	-	9,488
1.30%	75,888	24,153	38,064	19,894	-	-	-	2,878
1.35%	618	317	1,327	640	-	-	-	-
1.40%	-	-	-	-	-	-	-	182
1.45%	-	-	-	-	-	-	-	3,460
1.50%	16,518	29,786	24,376	29,416	-	-	-	7,088
1.55%	-	-	-	-	-	-	-	11,583
1.60%	595	42,643	3,664	12,917	-	-	-	2,434
1.65%	3,423	943	301	2,534	-	-	-	-
1.70%	-	-	-	-	-	-	-	1,307
1.75%	23,251	41,433	38,218	15,831	-	-	-	6,195
1.80%	873	7,950	4,264	4,692	-	-	-	12,628
1.85%	4,998	3,980	814	1,045	-	-	-	874
1.90%	-	-	-	-	-	-	-	608
1.95%	13,395	46,399	38,773	44,127	-	-	-	941
2.00%	171	13	-	-	-	-	-	-
2.05%	1,063	467	8	18	-	-	-	3,070
2.10%	3,179	1,282	2,829	665	-	-	-	110
2.15%	-	778	156	2,267	-	-	-	1,573
2.20%	731	5,850	2,446	4,148	-	-	-	247
2.25%	16	-	-	4,097	-	-	-	47
2.30%	202	5,879	10,137	3,026	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	1,487	5,812	13,150	2,738	-	-	-	-
2.45%	45	1,768	119	1,697	-	-	-	-
2.50%	4,993	2,470	1,268	1,014	-	-	-	-
2.55%	-	336	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	269	-	-	-	-	-	-
2.85%	-	-	-	8,700	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$151,609	$222,528	$179,914	$172,789	$554	$366	$2,219	$83,797

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	ALVSVA	ALVSVB	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2	ACVI

0.40%	$930	$352	$-	$-	$-	$-	$1,019	$-
0.60%	213	-	-	-	-	-	-	-
0.65%	-	361	-	-	-	-	1,344	-
0.75%	-	479	-	-	-	-	11,357	-
0.80%	-	315	1,204	-	233	-	345	-
0.85%	-	782	-	-	-	-	8,687	-
0.95%	-	1,583	-	-	-	3,719	9,199	-
1.05%	-	1,967	-	-	-	4,365	3,445	-
1.10%	-	15,167	-	-	-	-	36,939	-
1.15%	-	84,966	-	-	-	10,546	350,232	-
1.20%	-	76	-	-	-	-	852	-
1.25%	-	11,331	-	-	-	5,790	33,914	-
1.30%	-	286,211	333,216	855	160,057	-	869,631	43
1.35%	-	31,449	-	-	-	562	77,596	-
1.40%	-	15,460	123,693	94	49,146	2,814	59,595	75
1.45%	-	7,819	-	-	-	693	35,588	-
1.50%	-	161,162	-	-	-	3,725	215,085	-
1.55%	-	72,823	-	-	-	14,176	268,473	-
1.60%	-	60,005	-	-	-	530	80,116	-
1.65%	-	28,648	-	-	-	-	86,239	-
1.70%	-	9,911	-	-	-	93	10,465	-
1.75%	-	259,745	-	-	-	3,569	729,644	-
1.80%	-	24,744	-	-	-	1,427	77,358	-
1.85%	-	72,494	-	-	-	2,729	129,366	-
1.90%	-	3,166	-	-	-	1,741	8,369	-
1.95%	-	136,345	-	-	-	-	224,794	-
2.00%	-	21,449	-	-	-	-	48,964	-
2.05%	-	25,082	-	-	-	1,136	22,927	-
2.10%	-	22,181	-	-	-	-	43,423	-
2.15%	-	7,465	-	-	-	-	14,637	-
2.20%	-	58,776	-	-	-	451	100,451	-
2.25%	-	2,723	-	-	-	-	5,090	-
2.30%	-	28,534	-	-	-	-	43,318	-
2.35%	-	2,070	-	-	-	-	6,293	-
2.40%	-	27,114	-	-	-	133	12,204	-
2.45%	-	5,388	-	-	-	-	11,232	-
2.50%	-	14,744	-	-	-	-	11,136	-
2.55%	-	18,212	-	-	-	-	5,236	-
2.60%	-	124	-	-	-	-	621	-
2.65%	-	814	-	-	-	-	314	-
2.70%	-	196	-	-	-	-	493	-
2.75%	-	15,894	-	-	-	-	-	-
2.80%	-	1,799	-	-	-	-	90	-
2.85%	-	190	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,143	$1,540,116	$458,113	$949	$209,436	$58,199	$3,656,081	$118

	ACVMV1	ACVMV2	DVMCSS	DVSCS	DCAP	DCAPS	DVDLS	DGI

0.40%	$1,266	$1,108	$492	$865	$-	$3,088	$-	$-
0.60%	80	-	182	-	-	514	-	-
0.65%	-	331	-	730	-	855	-	-
0.75%	-	3,871	-	5,075	-	4,964	-	-
0.80%	1,093	-	-	1,037	1,984	-	-	483
0.85%	-	6,386	-	12,052	-	6,104	-	-
0.95%	-	1,681	-	2,604	-	978	681	-
1.05%	-	1,767	-	5,345	-	7,767	-	-
1.10%	-	27,110	145	9,864	-	9,489	-	-
1.15%	-	172,552	13,528	152,024	-	147,036	4,068	-
1.20%	-	586	-	1,305	-	-	-	-
1.25%	-	20,202	242	14,218	-	15,143	1,817	-
1.30%	88,728	290,342	59,438	218,440	297,943	339,983	-	141,822
1.35%	-	55,696	6,346	39,850	-	48,800	-	-
1.40%	31,293	9,469	498	42,558	97,198	8,795	262	51,804
1.45%	-	21,287	1,956	31,694	-	20,461	365	-
1.50%	-	185,398	45,105	87,912	-	140,618	59	-
1.55%	-	122,954	7,000	132,687	-	100,223	2,048	-
1.60%	-	80,057	9,819	27,660	-	75,787	-	-
1.65%	-	39,086	5,659	15,980	-	28,558	-	-
1.70%	-	6,081	-	4,266	-	13,126	751	-
1.75%	-	375,295	27,333	238,566	-	285,559	3,197	-
1.80%	-	40,499	9,167	30,863	-	31,847	509	-
1.85%	-	65,292	7,659	25,593	-	90,956	172	-
1.90%	-	7,440	336	4,224	-	5,732	-	-
1.95%	-	177,187	58,629	51,245	-	145,248	562	-
2.00%	-	21,450	6,904	14,506	-	17,562	-	-
2.05%	-	49,638	11,204	8,991	-	16,511	-	-
2.10%	-	26,878	7,052	18,693	-	27,573	241	-
2.15%	-	7,648	357	10,783	-	7,563	-	-
2.20%	-	64,948	9,514	21,210	-	40,754	-	-
2.25%	-	4,778	663	1,071	-	2,925	106	-
2.30%	-	24,613	3,356	5,135	-	24,849	-	-
2.35%	-	3,874	37	5,394	-	2,849	-	-
2.40%	-	18,606	12,965	1,691	-	8,803	-	-
2.45%	-	3,256	631	2,652	-	2,431	-	-
2.50%	-	7,664	1,036	454	-	11,866	-	-
2.55%	-	4,230	-	2,448	-	2,671	-	-
2.60%	-	1,052	-	82	-	7,870	-	-
2.65%	-	2,909	1,135	-	-	397	-	-
2.70%	-	1,161	-	447	-	427	-	-
2.75%	-	5,371	538	-	-	1,320	-	-
2.80%	-	4,738	1,952	17	-	-	-	-
2.85%	-	528	605	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	100	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	26	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$122,460	$1,965,019	$311,483	$1,250,357	$397,125	$1,708,002	$14,838	$194,109

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	FCA2S	FQB	FQBS	FEIP	FVSS2	FHIP	FAMP	FNRS2

0.40%	$-	$-	$-	$-	$-	$-	$-	$441
0.60%	-	-	-	-	-	-	-	1,378
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	992
0.80%	-	75	-	5,319	-	1,923	1,056	1,692
0.85%	-	-	-	-	-	-	-	5,783
0.95%	158	-	2,184	-	-	-	-	3,731
1.05%	-	-	617	-	-	-	-	2,247
1.10%	111	-	1,281	-	412	-	-	5,050
1.15%	2,620	-	66,342	-	21,477	-	-	96,948
1.20%	-	-	6,385	-	7,494	-	-	541
1.25%	1,414	-	22,123	-	9,307	-	-	9,448
1.30%	-	72,491	106	3,110,004	-	417,992	1,351,603	183,866
1.35%	-	-	12,518	-	5,905	-	-	35,917
1.40%	70	35,102	16,061	1,242,452	3,799	227,941	282,171	29,280
1.45%	618	-	16,647	-	1,758	-	-	13,881
1.50%	44	-	9,929	-	3,028	-	-	135,109
1.55%	3,382	-	76,494	-	27,202	-	-	105,696
1.60%	337	-	6,152	-	647	-	-	47,974
1.65%	-	-	16,906	-	1,094	-	-	29,418
1.70%	274	-	16,374	-	428	-	-	5,385
1.75%	312	-	55,571	-	8,602	-	-	181,119
1.80%	500	-	13,373	-	5,871	-	-	28,068
1.85%	1,152	-	4,860	-	2,031	-	-	49,910
1.90%	659	-	2,059	-	2,399	-	-	4,010
1.95%	-	-	1,894	-	2,864	-	-	115,748
2.00%	-	-	3,273	-	-	-	-	16,274
2.05%	1,060	-	4,104	-	397	-	-	21,379
2.10%	-	-	2,361	-	172	-	-	32,140
2.15%	-	-	2,563	-	867	-	-	10,247
2.20%	-	-	7,226	-	-	-	-	45,891
2.25%	215	-	739	-	643	-	-	2,433
2.30%	-	-	399	-	219	-	-	15,609
2.35%	-	-	148	-	22	-	-	2,465
2.40%	-	-	159	-	-	-	-	20,022
2.45%	-	-	97	-	-	-	-	2,153
2.50%	-	-	-	-	-	-	-	12,322
2.55%	-	-	-	-	-	-	-	2,466
2.60%	-	-	-	-	-	-	-	54
2.65%	-	-	-	-	-	-	-	298
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	375
2.80%	-	-	-	-	-	-	-	671
2.85%	-	-	-	-	-	-	-	570
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$12,926	$107,668	$368,945	$4,357,775	$106,638	$647,856	$1,634,830	$1,279,001

	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGP

0.40%	$1,275	$-	$-	$-	$-	$-	$-	$-
0.60%	-	-	-	-	-	-	-	-
0.65%	1,622	-	-	-	-	-	-	-
0.75%	2,859	-	-	-	-	-	-	-
0.80%	-	626	-	459	-	1,313	-	11,556
0.85%	9,259	-	-	-	-	-	-	-
0.95%	1,324	-	-	-	-	-	-	-
1.05%	1,015	-	-	-	-	-	-	-
1.10%	39,081	-	61,854	-	210,442	-	1,034	-
1.15%	409,269	-	281,320	-	1,019,042	-	53,733	-
1.20%	1,719	-	1,181	-	3,420	-	104	-
1.25%	49,912	-	10,199	-	49,067	-	23,736	-
1.30%	693,378	57,272	996,720	137,151	1,748,307	123,131	71,174	3,988,588
1.35%	115,986	-	69,683	-	210,850	-	49,772	-
1.40%	19,625	15,254	20,631	8,402	21,697	15,210	699	936,278
1.45%	52,981	-	27,914	-	64,750	-	6,920	-
1.50%	428,709	-	231,975	-	433,529	-	121,234	-
1.55%	301,812	-	148,630	-	483,568	-	70,968	-
1.60%	203,789	-	33,950	-	77,691	-	34,276	-
1.65%	73,079	-	74,597	-	94,441	-	14,008	-
1.70%	14,486	-	11,504	-	13,315	-	4,169	-
1.75%	691,881	-	630,824	-	1,477,647	-	168,127	-
1.80%	95,992	-	32,955	-	58,347	-	11,132	-
1.85%	167,949	-	180,057	-	194,257	-	38,262	-
1.90%	15,237	-	7,643	-	42,869	-	7,033	-
1.95%	397,198	-	151,958	-	315,335	-	155,039	-
2.00%	70,169	-	77,280	-	130,961	-	9,663	-
2.05%	115,534	-	31,459	-	36,477	-	30,857	-
2.10%	55,133	-	13,896	-	60,330	-	16,031	-
2.15%	30,458	-	10,234	-	23,901	-	17,581	-
2.20%	88,590	-	57,942	-	135,320	-	45,424	-
2.25%	10,199	-	7,364	-	5,424	-	3,126	-
2.30%	31,791	-	20,187	-	44,946	-	17,907	-
2.35%	11,823	-	351	-	21,451	-	2,304	-
2.40%	40,121	-	10,291	-	27,667	-	25,221	-
2.45%	13,960	-	2,003	-	10,193	-	1,452	-
2.50%	17,552	-	29,272	-	16,456	-	12,183	-
2.55%	3,872	-	5,787	-	8,006	-	369	-
2.60%	93	-	-	-	-	-	32,723	-
2.65%	961	-	676	-	-	-	-	-
2.70%	799	-	-	-	2,508	-	-	-
2.75%	7,292	-	-	-	-	-	578	-
2.80%	426	-	-	-	-	-	-	-
2.85%	-	-	329	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$4,288,210	$73,152	$3,240,666	$146,012	$7,042,214	$139,654	$1,046,839	$4,936,422

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	FG2	FIGBS	FIGBP2	FMCS	FMC2	FOP	FO2	FVSS

0.40%	$3,680	$-	$1,974	$-	$2,855	$-	$439	$-
0.60%	1,550	-	826	-	1,245	-	-	-
0.65%	904	-	2,462	-	1,133	-	530	-
0.75%	7,319	-	15,521	-	2,781	-	1,085	-
0.80%	-	1,495	-	4,001	-	1,199	-	229
0.85%	6,980	-	20,464	-	11,790	-	2,909	-
0.95%	341	-	2,115	-	2,834	-	426	-
1.05%	3,082	-	3,385	-	5,053	-	1,130	-
1.10%	21,050	-	95,206	-	44,822	-	10,157	-
1.15%	263,998	-	743,514	-	557,891	-	92,233	-
1.20%	7,574	-	6,501	-	1,825	-	553	-
1.25%	24,056	-	46,176	-	51,945	-	12,777	-
1.30%	636,133	155,937	676,711	230,691	521,490	662,917	150,240	58,038
1.35%	86,078	-	155,787	-	176,326	-	23,287	-
1.40%	10,365	63,160	58,262	62,253	22,989	141,606	4,533	13,571
1.45%	37,331	-	92,674	-	63,018	-	17,625	-
1.50%	462,732	-	310,044	-	321,031	-	83,450	-
1.55%	175,525	-	607,561	-	423,624	-	66,565	-
1.60%	202,008	-	93,781	-	144,360	-	22,639	-
1.65%	78,843	-	122,627	-	81,756	-	12,674	-
1.70%	18,069	-	25,567	-	29,880	-	9,317	-
1.75%	618,366	-	1,211,815	-	768,652	-	176,448	-
1.80%	68,664	-	77,615	-	91,110	-	17,212	-
1.85%	221,657	-	153,422	-	176,768	-	36,053	-
1.90%	25,231	-	28,999	-	23,336	-	5,049	-
1.95%	483,534	-	229,818	-	312,167	-	83,568	-
2.00%	77,180	-	112,060	-	59,057	-	9,604	-
2.05%	121,181	-	27,765	-	50,810	-	9,190	-
2.10%	66,536	-	58,463	-	71,262	-	15,811	-
2.15%	15,672	-	47,855	-	39,099	-	3,429	-
2.20%	111,399	-	78,539	-	107,158	-	22,493	-
2.25%	6,386	-	9,524	-	9,236	-	1,129	-
2.30%	55,564	-	41,840	-	55,078	-	12,814	-
2.35%	8,931	-	40,933	-	11,807	-	3,909	-
2.40%	93,325	-	26,641	-	48,475	-	11,190	-
2.45%	11,258	-	15,431	-	7,056	-	2,559	-
2.50%	16,988	-	24,457	-	16,264	-	6,699	-
2.55%	41,028	-	7,803	-	4,760	-	1,048	-
2.60%	894	-	586	-	1,203	-	891	-
2.65%	5,731	-	2,190	-	3,134	-	2,484	-
2.70%	566	-	2,371	-	723	-	408	-
2.75%	35,047	-	106	-	874	-	110	-
2.80%	4,019	-	196	-	960	-	195	-
2.85%	1,593	-	-	-	1,048	-	124	-
2.90%	-	-	312	-	-	-	-	-
2.95%	-	-	530	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	135	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$4,138,368	$220,592	$5,280,564	$296,945	$4,328,685	$805,722	$934,986	$71,838

	FTVIS2	FTVRD2	FTVSV2	FTVMD2	FTVDM2	TIF2	FTVGI2	FTVFA2

0.40%	$724	$-	$296	$1,656	$-	$-	$357	$984
0.60%	3,004	-	-	1,444	-	-	3,169	205
0.65%	160	-	775	-	-	-	155	66
0.75%	6,363	-	1,911	-	82	575	1,994	752
0.80%	881	-	656	-	328	268	1,013	26
0.85%	4,283	-	6,380	-	84	95	2,603	204
0.95%	2,596	2,951	3,976	-	203	2,118	1,785	128
1.05%	3,689	2,993	2,461	-	560	863	2,705	450
1.10%	21,911	1,659	27,717	-	2,823	19,385	7,305	2,983
1.15%	262,894	121,629	240,893	-	26,614	138,784	142,763	34,332
1.20%	124	1,058	12,555	-	59	882	474	-
1.25%	37,312	37,823	25,202	-	2,334	17,965	13,693	6,842
1.30%	535,204	2,262	179,987	-	19,803	30,018	311,834	169,914
1.35%	163,793	29,085	70,205	-	7,315	29,363	61,483	23,384
1.40%	118,779	16,589	38,411	-	9,254	13,784	62,531	6,962
1.45%	38,431	28,464	33,411	-	3,141	25,161	41,223	8,015
1.50%	494,105	28,140	70,070	-	7,155	32,258	231,026	246,210
1.55%	222,719	190,630	242,857	-	44,690	135,659	109,198	42,068
1.60%	336,151	14,842	41,219	-	2,477	14,866	212,145	145,991
1.65%	98,421	11,729	38,352	-	2,017	13,141	49,977	30,504
1.70%	17,334	10,897	12,325	-	889	17,694	8,503	2,108
1.75%	600,580	59,770	326,288	-	26,971	148,974	290,833	264,434
1.80%	150,486	60,266	28,938	-	4,611	21,558	104,248	48,524
1.85%	95,475	10,742	33,036	-	1,862	17,614	60,708	35,976
1.90%	1,374	13,577	6,558	-	1,678	9,822	707	-
1.95%	425,360	15,825	53,981	-	6,557	21,616	199,742	249,062
2.00%	34,704	287	39,412	-	1,055	18,337	15,016	16,363
2.05%	35,773	8,953	9,201	-	481	2,258	20,831	36,204
2.10%	58,868	6,367	20,588	-	1,426	12,675	13,384	15,701
2.15%	24,003	4,437	18,237	-	2,183	7,906	16,022	4,379
2.20%	64,662	6,760	24,348	-	227	11,598	60,488	68,506
2.25%	34,013	764	2,576	-	81	2,603	6,486	5,032
2.30%	43,081	981	11,809	-	1,440	11,205	18,819	43,039
2.35%	244	449	13,366	-	159	7,705	407	3,100
2.40%	106,023	76	1,814	-	98	855	22,315	43,335
2.45%	20,901	156	5,024	-	316	2,600	3,306	5,672
2.50%	3,684	221	4,897	-	143	7,823	4,239	11,212
2.55%	25,473	19	1,776	-	-	1,671	4,454	5,441
2.60%	682	-	1,096	-	-	2,039	809	-
2.65%	2,323	558	343	-	234	132	1,057	3,032
2.70%	-	-	1,503	-	-	913	-	-
2.75%	20,237	-	1	-	-	769	40	431
2.80%	1,433	-	25	-	-	18	-	133
2.85%	580	-	-	-	-	-	221	-
2.90%	-	-	101	-	-	-	-	-
2.95%	-	-	191	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	39	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$4,118,837	$690,959	$1,654,807	$3,100	$179,350	$803,570	$2,110,068	$1,581,704

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	FTVSI2	FTVHI2	GVSSCS	AMTB	AMINS	AMCG	AMMCGS	AMTP

0.40%	$1,150	$692	$340	$21	$-	$-	$-	$-
0.60%	848	627	55	-	-	-	-	-
0.65%	-	-	-	1,279	-	-	-	-
0.75%	-	-	-	5,688	-	-	-	-
0.80%	-	-	-	280	-	-	38	-
0.85%	-	-	-	5,222	-	-	-	-
0.95%	-	-	-	4,118	-	-	58	-
1.05%	-	-	-	849	-	-	164	-
1.10%	-	-	-	33,480	-	-	80	-
1.15%	-	-	-	229,760	-	-	1,002	-
1.20%	-	-	-	2,788	-	-	11	-
1.25%	-	-	-	14,519	-	-	425	-
1.30%	-	-	-	234,684	-	16	758	-
1.35%	-	-	-	55,958	-	-	168	-
1.40%	-	-	-	105,041	-	15	1,018	184
1.45%	-	-	-	36,391	-	-	124	-
1.50%	-	-	-	45,045	704	-	205	-
1.55%	-	-	-	203,695	-	-	1,063	-
1.60%	-	-	-	21,045	2	-	90	-
1.65%	-	-	-	61,622	-	-	9	-
1.70%	-	-	-	10,715	-	-	22	-
1.75%	-	-	-	350,137	139	-	640	-
1.80%	-	-	-	42,548	260	-	69	-
1.85%	-	-	-	33,531	15	-	29	-
1.90%	-	-	-	12,727	-	-	-	-
1.95%	-	-	-	52,510	-	-	83	-
2.00%	-	-	-	32,919	-	-	20	-
2.05%	-	-	-	6,188	-	-	4	-
2.10%	-	-	-	14,088	-	-	40	-
2.15%	-	-	-	16,906	365	-	49	-
2.20%	-	-	-	23,637	-	-	365	-
2.25%	-	-	-	4,557	195	-	-	-
2.30%	-	-	-	15,157	-	-	390	-
2.35%	-	-	-	18,926	-	-	-	-
2.40%	-	-	-	5,013	-	-	151	-
2.45%	-	-	-	2,812	-	-	32	-
2.50%	-	-	-	3,219	-	-	18	-
2.55%	-	-	-	607	-	-	-	-
2.60%	-	-	-	1,136	-	-	-	-
2.65%	-	-	-	1,204	-	-	-	-
2.70%	-	-	-	648	-	-	-	-
2.75%	-	-	-	1,658	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	182	-	-	-	-
2.95%	-	-	-	70	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,998	$1,319	$395	$1,712,580	$1,680	$31	$7,125	$184

	AMSRS	OVIGS	OVMS	OVB	OVGS	OVGSS	OVIG	OVGI

0.40%	$-	$-	$-	$-	$436	$-	$1,734	$1,481
0.60%	-	-	-	-	3,169	-	2,645	644
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	1,904	-	-
0.80%	143	-	434	578	3,240	-	-	347
0.85%	-	-	-	-	-	1,896	-	-
0.95%	10,829	-	-	-	-	11,480	-	-
1.05%	863	-	-	-	-	8,372	-	-
1.10%	3,929	39	-	-	-	4,797	-	-
1.15%	62,043	8,447	-	-	-	207,542	-	-
1.20%	-	-	-	-	-	1,381	-	-
1.25%	5,974	323	-	-	-	58,081	-	-
1.30%	59,620	55,811	300,370	214,383	1,462,750	171,785	-	133,686
1.35%	26,518	1,475	-	-	-	91,722	-	-
1.40%	15,583	2,639	138,001	124,413	622,327	13,657	-	31,547
1.45%	7,058	3,460	-	-	-	45,738	-	-
1.50%	10,470	48,952	-	-	-	206,856	-	-
1.55%	40,592	5,990	-	-	-	160,272	-	-
1.60%	5,384	11,072	-	-	-	78,293	-	-
1.65%	983	5,453	-	-	-	19,455	-	-
1.70%	10,382	460	-	-	-	8,609	-	-
1.75%	33,044	36,140	-	-	-	198,848	-	-
1.80%	3,930	4,744	-	-	-	46,139	-	-
1.85%	1,789	13,947	-	-	-	32,705	-	-
1.90%	8,556	50	-	-	-	3,763	-	-
1.95%	2,975	81,592	-	-	-	138,849	-	-
2.00%	1,840	1,449	-	-	-	7,461	-	-
2.05%	2,745	8,726	-	-	-	16,657	-	-
2.10%	1,444	2,348	-	-	-	20,690	-	-
2.15%	3,043	3,172	-	-	-	3,968	-	-
2.20%	1,378	6,973	-	-	-	58,807	-	-
2.25%	730	363	-	-	-	1,070	-	-
2.30%	1,943	9,732	-	-	-	17,655	-	-
2.35%	1,882	58	-	-	-	1,129	-	-
2.40%	225	13,918	-	-	-	41,297	-	-
2.45%	-	328	-	-	-	3,494	-	-
2.50%	-	3,937	-	-	-	6,148	-	-
2.55%	-	144	-	-	-	5,528	-	-
2.60%	-	-	-	-	-	4,203	-	-
2.65%	206	-	-	-	-	313	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	523	-	-
2.80%	-	549	-	-	-	39	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$326,101	$332,291	$438,805	$339,374	$2,091,922	$1,701,126	$4,379	$167,705

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	OVGIS	OVSC	OVSCS	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD

0.40%	$660	$-	$316	$-	$-	$-	$851	$211
0.60%	-	-	-	-	-	-	1,024	-
0.65%	2,315	-	486	-	-	-	-	-
0.75%	4,710	-	1,372	-	-	32	3,250	918
0.80%	-	960	-	686	432	-	-	1
0.85%	8,510	-	2,627	-	-	487	561	1,298
0.95%	1,999	-	2,912	-	-	602	-	-
1.05%	1,041	-	3,820	-	-	1,062	-	181
1.10%	52,087	-	10,413	-	-	297	660	2,514
1.15%	423,975	-	132,529	-	-	28,482	34,695	21,219
1.20%	4,939	-	94	-	-	226	-	-
1.25%	34,653	-	11,912	-	-	2,729	775	3,456
1.30%	238,381	78,812	191,365	120,389	18,362	-	69,731	39,663
1.35%	108,999	-	57,367	-	-	7,975	17,050	11,415
1.40%	39,298	21,382	6,922	18,455	7,199	3,215	3,435	4,524
1.45%	34,611	-	18,775	-	-	6,423	3,501	3,482
1.50%	173,972	-	140,224	-	-	6,182	108,625	36,079
1.55%	451,948	-	132,986	-	-	24,257	18,512	20,220
1.60%	71,303	-	44,126	-	-	24,785	97,132	29,298
1.65%	60,025	-	22,934	-	-	2,867	18,674	6,676
1.70%	19,871	-	4,554	-	-	682	1,649	341
1.75%	757,700	-	233,120	-	-	12,743	138,266	56,012
1.80%	51,399	-	47,114	-	-	10,049	33,206	8,026
1.85%	120,917	-	77,181	-	-	983	12,457	4,352
1.90%	9,318	-	11,754	-	-	1,270	-	-
1.95%	147,506	-	122,055	-	-	3,267	76,798	18,559
2.00%	76,330	-	16,753	-	-	1,257	12,044	2,249
2.05%	21,924	-	35,546	-	-	200	11,468	7,266
2.10%	37,675	-	41,938	-	-	638	20,993	4,440
2.15%	33,148	-	6,344	-	-	503	2,878	3,692
2.20%	49,083	-	40,332	-	-	228	35,751	14,406
2.25%	6,092	-	1,839	-	-	1,200	3,619	2,032
2.30%	31,868	-	19,967	-	-	72	12,632	6,555
2.35%	30,683	-	3,800	-	-	-	-	-
2.40%	19,668	-	24,761	-	-	7	15,341	4,209
2.45%	10,144	-	3,885	-	-	301	1,077	771
2.50%	11,885	-	4,072	-	-	-	4,385	1,384
2.55%	12,231	-	8,532	-	-	-	3,744	1,827
2.60%	2,262	-	6,707	-	-	-	361	-
2.65%	567	-	5,254	-	-	-	-	-
2.70%	2,427	-	-	-	-	-	-	-
2.75%	2,400	-	380	-	-	13	1,131	308
2.80%	740	-	217	-	-	-	-	-
2.85%	-	-	148	-	-	-	-	-
2.90%	206	-	-	-	-	-	-	-
2.95%	545	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	122	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$3,170,137	$101,154	$1,497,433	$139,530	$25,993	$143,034	$766,276	$317,584

	PMVLAD	PMVTRD	PMVRSD	PMVEBD	PMVHYD	PVGIB	PVTIGB	PVTVB

0.40%	$7,208	$8,865	$306	$49	$277	$-	$-	$-
0.60%	2,228	2,321	14	584	224	-	-	-
0.65%	4,208	4,379	-	-	-	-	-	-
0.75%	15,422	10,476	-	-	-	-	-	-
0.80%	335	-	-	-	-	-	-	-
0.85%	30,178	17,337	-	-	-	-	-	-
0.95%	4,972	1,522	-	-	-	-	-	320
1.05%	5,436	1,848	-	-	-	171	-	15
1.10%	60,659	5,468	-	4	-	11	-	-
1.15%	465,430	222,911	-	2,471	-	6,566	591	5,471
1.20%	1,996	96	-	-	-	-	-	-
1.25%	28,929	6,696	-	2	-	1,244	302	3,158
1.30%	1,561,593	1,193,152	-	11,580	-	-	-	-
1.35%	137,663	105,087	-	296	-	833	-	58
1.40%	63,971	27,981	-	-	-	385	349	685
1.45%	54,056	34,203	-	720	-	1,067	335	979
1.50%	506,475	473,832	-	9,813	-	955	336	209
1.55%	370,827	88,365	-	449	-	9,061	213	3,774
1.60%	209,020	321,284	-	5,199	-	-	39	5,130
1.65%	121,193	89,076	-	971	-	144	-	90
1.70%	11,804	1,216	-	-	-	462	-	808
1.75%	1,326,404	1,020,949	-	4,583	-	8,414	466	409
1.80%	98,241	110,776	-	3,685	-	835	193	2,002
1.85%	309,660	256,627	-	7,361	-	421	267	382
1.90%	14,109	3,581	-	-	-	620	-	433
1.95%	427,434	341,411	-	15,317	-	797	-	-
2.00%	76,963	26,262	-	216	-	-	-	-
2.05%	75,225	95,700	-	151	-	-	674	-
2.10%	67,179	59,328	-	335	-	1,779	-	-
2.15%	27,248	25,686	-	830	-	-	-	-
2.20%	131,639	158,418	-	1,980	-	-	-	14
2.25%	14,786	8,421	-	195	-	50	-	11
2.30%	93,421	99,687	-	84	-	-	-	-
2.35%	22,480	5,075	-	-	-	-	-	-
2.40%	23,977	54,408	-	8,351	-	-	-	-
2.45%	13,837	9,495	-	100	-	314	-	-
2.50%	18,688	16,928	-	97	-	-	-	-
2.55%	15,272	12,215	-	-	-	-	-	-
2.60%	180	2,987	-	-	-	-	-	-
2.65%	3,149	1,518	-	-	-	-	-	-
2.70%	1,511	519	-	-	-	-	-	-
2.75%	1,276	878	-	-	-	-	-	-
2.80%	394	722	-	-	-	-	-	-
2.85%	1,707	1,797	-	-	-	-	-	-
2.90%	77	-	-	-	-	-	-	-
2.95%	422	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	53	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$6,428,935	$4,929,503	$320	$75,423	$501	$34,129	$3,765	$23,948

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	ACEG2	VYDS	ROCSC	RVARS	TRHS2	VWHAS	VWBF	VWEM

0.40%	$-	$-	$1,248	$806	$1,351	$165	$-	$-
0.60%	-	-	97	709	1,888	1,313	-	-
0.65%	-	-	-	-	335	-	-	-
0.75%	-	-	-	-	8,866	2,142	-	-
0.80%	563	-	-	-	4,203	13	45	1,562
0.85%	-	-	-	-	26,715	899	-	-
0.95%	858	-	-	-	11,368	225	-	-
1.05%	1,606	-	-	-	5,595	-	-	-
1.10%	798	-	-	37	8,215	483	-	-
1.15%	13,812	174	-	25,641	258,910	25,820	-	-
1.20%	12	-	-	-	1,081	-	-	-
1.25%	2,552	4,153	-	267	18,093	407	-	-
1.30%	4,956	-	-	55,198	895,993	80,278	80,471	210,439
1.35%	2,382	1,086	-	3,453	107,631	8,097	-	-
1.40%	3,465	-	-	918	185,374	7,302	44,397	80,976
1.45%	852	-	-	118	35,833	260	-	-
1.50%	3,059	-	-	28,052	429,700	48,369	-	-
1.55%	16,370	62	-	1,175	230,923	36,503	-	-
1.60%	1,269	-	-	19,027	226,310	29,585	-	-
1.65%	168	-	-	1,573	112,899	7,167	-	-
1.70%	5,134	-	-	-	39,862	690	-	-
1.75%	8,079	-	-	26,837	468,200	46,456	-	-
1.80%	1,527	-	-	4,761	107,077	9,362	-	-
1.85%	1,693	-	-	4,347	189,782	17,886	-	-
1.90%	2,901	-	-	-	18,833	254	-	-
1.95%	2,767	-	-	40,312	366,298	41,413	-	-
2.00%	714	-	-	1,399	39,688	3,442	-	-
2.05%	1,259	-	-	3,858	108,728	29,273	-	-
2.10%	1,088	-	-	2,432	88,621	19,481	-	-
2.15%	2,071	-	-	1,105	13,839	1,307	-	-
2.20%	2,116	-	-	16,184	109,241	21,852	-	-
2.25%	37	-	-	1,887	6,846	759	-	-
2.30%	179	-	-	998	38,186	7,840	-	-
2.35%	127	-	-	-	6,225	740	-	-
2.40%	426	-	-	12,248	96,232	7,304	-	-
2.45%	101	-	-	1,202	3,065	654	-	-
2.50%	40	-	-	592	26,456	1,037	-	-
2.55%	-	-	-	371	28,453	2,929	-	-
2.60%	-	-	-	-	246	-	-	-
2.65%	-	-	-	-	11,079	346	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	6,475	138	-	-
2.80%	-	-	-	-	9,321	520	-	-
2.85%	-	-	-	-	2,855	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$82,981	$5,475	$1,345	$255,507	$4,356,891	$462,711	$124,913	$292,977

	VWHA	WRPMAV	WRPMCV	WRPMMV	WRASP	WRHIP	WRMCG	WRPAP

0.40%	$-	$28,473	$6,360	$19,412	$1,791	$725	$3,541	$154
0.60%	-	8,818	1,545	5,307	4,677	3,198	2,005	39
0.65%	-	-	-	-	40	-	153	-
0.75%	779	-	-	-	4,173	1,249	551	-
0.80%	1,360	-	-	-	1,118	-	-	-
0.85%	99	-	-	-	360	1,012	274	-
0.95%	-	-	-	-	403	-	-	-
1.05%	7	-	-	-	1,124	-	-	-
1.10%	2,152	-	-	-	8,436	1,237	273	-
1.15%	6,365	-	-	-	106,696	67,846	27,167	-
1.20%	-	-	-	-	17	64	-	-
1.25%	1,199	-	-	-	23,782	3,735	1,356	-
1.30%	229,376	-	-	-	418,096	197,891	134,234	-
1.35%	3,328	-	-	-	80,362	29,397	27,438	-
1.40%	61,083	-	-	-	32,702	21,490	7,077	-
1.45%	1,345	-	-	-	16,333	16,431	5,693	-
1.50%	10,899	-	-	-	658,904	185,232	144,626	-
1.55%	16,254	-	-	-	127,030	46,471	13,432	-
1.60%	4,301	-	-	-	437,483	191,333	102,709	-
1.65%	2,688	-	-	-	71,658	33,885	14,283	-
1.70%	28	-	-	-	4,539	903	812	-
1.75%	8,065	-	-	-	701,850	173,769	177,855	-
1.80%	9,849	-	-	-	183,867	47,989	31,991	-
1.85%	4,540	-	-	-	56,120	108,773	26,985	-
1.90%	-	-	-	-	2,513	17,566	2,563	-
1.95%	3,015	-	-	-	589,169	154,499	126,319	-
2.00%	967	-	-	-	68,904	23,281	6,031	-
2.05%	4,053	-	-	-	46,765	51,799	22,257	-
2.10%	2,917	-	-	-	79,969	17,889	11,081	-
2.15%	848	-	-	-	37,883	4,922	2,605	-
2.20%	20,290	-	-	-	231,928	49,073	37,780	-
2.25%	108	-	-	-	26,469	4,120	2,188	-
2.30%	2,736	-	-	-	58,764	27,567	26,714	-
2.35%	1,036	-	-	-	1,443	5,147	1,134	-
2.40%	517	-	-	-	131,200	55,367	31,824	-
2.45%	498	-	-	-	14,994	3,991	1,737	-
2.50%	-	-	-	-	11,086	3,348	5,444	-
2.55%	-	-	-	-	13,819	9,062	2,765	-
2.60%	-	-	-	-	405	501	-	-
2.65%	-	-	-	-	5,654	5,400	1,611	-
2.70%	-	-	-	-	-	-	-	-
2.75%	3,294	-	-	-	2,628	1,149	1,013	-
2.80%	-	-	-	-	132	286	-	-
2.85%	-	-	-	-	1,804	501	459	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$403,996	$37,291	$7,905	$24,719	$4,267,090	$1,568,098	$1,005,980	$193

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	WRPCP	WRPMP	WRPMAP	WRPMCP	SVDF	SVOF	WFVSCG	WFVSMV

0.40%	$13,307	$125,074	$204,403	$30,214	$-	$-	$537	$-
0.60%	161	4,552	1,637	543	-	-	1,334	-
0.65%	-	-	-	-	-	-	146	-
0.75%	-	-	-	-	-	-	612	-
0.80%	-	-	-	-	-	-	348	-
0.85%	-	-	-	-	-	-	3,855	-
0.95%	-	-	-	-	-	-	1,957	-
1.05%	-	-	-	-	-	-	1,414	-
1.10%	-	-	-	-	-	-	12,261	66
1.15%	-	-	-	-	-	-	50,671	-
1.20%	-	-	-	-	-	-	-	-
1.25%	-	-	-	-	-	-	5,076	-
1.30%	-	-	-	-	-	3,662	217,291	-
1.35%	-	-	-	-	-	-	21,986	-
1.40%	-	-	-	-	548	253	12,210	-
1.45%	-	-	-	-	-	-	7,091	-
1.50%	-	-	-	-	-	-	120,007	-
1.55%	-	-	-	-	-	-	61,356	-
1.60%	-	-	-	-	-	-	58,949	-
1.65%	-	-	-	-	-	-	42,780	-
1.70%	-	-	-	-	-	-	1,741	-
1.75%	-	-	-	-	-	-	217,495	-
1.80%	-	-	-	-	-	-	26,557	-
1.85%	-	-	-	-	-	-	40,444	-
1.90%	-	-	-	-	-	-	2,774	-
1.95%	-	-	-	-	-	-	123,383	-
2.00%	-	-	-	-	-	-	14,429	-
2.05%	-	-	-	-	-	-	23,724	-
2.10%	-	-	-	-	-	-	26,340	-
2.15%	-	-	-	-	-	-	2,145	-
2.20%	-	-	-	-	-	-	32,481	-
2.25%	-	-	-	-	-	-	2,938	-
2.30%	-	-	-	-	-	-	20,050	-
2.35%	-	-	-	-	-	-	2,127	-
2.40%	-	-	-	-	-	-	28,603	-
2.45%	-	-	-	-	-	-	2,388	-
2.50%	-	-	-	-	-	-	6,043	-
2.55%	-	-	-	-	-	-	3,463	-
2.60%	-	-	-	-	-	-	4,668	-
2.65%	-	-	-	-	-	-	1,583	-
2.70%	-	-	-	-	-	-	170	-
2.75%	-	-	-	-	-	-	938	-
2.80%	-	-	-	-	-	-	2,850	-
2.85%	-	-	-	-	-	-	504	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$13,468	$129,626	$206,040	$30,757	$548	$3,915	$1,207,719	$66

	WFVTRB	WFVOG2	HVIE	MIGSC	FHIPR	FOPR	FO2R	AMTG

0.40%	$-	$-	$12	$-	$-	$-	$194	$-
0.60%	-	-	77	-	-	-	-	-
0.65%	-	-	16	-	-	-	264	-
0.75%	-	-	146	-	-	-	463	-
0.80%	-	-	-	-	190	361	-	-
0.85%	-	-	134	-	-	-	1,446	-
0.95%	-	-	-	138	-	-	205	-
1.05%	-	-	-	-	-	-	552	-
1.10%	-	-	20	26	-	-	4,991	-
1.15%	357	74	1,923	4,265	-	-	43,843	-
1.20%	-	-	-	20	-	-	274	-
1.25%	3,501	-	4	2,660	-	-	3,695	-
1.30%	-	-	12,832	120	51,310	84,758	64,988	91
1.35%	-	-	606	662	-	-	11,538	-
1.40%	-	207	137	405	23,253	16,901	1,471	80
1.45%	-	-	322	885	-	-	8,123	-
1.50%	-	-	4,313	2,558	-	-	33,835	-
1.55%	-	-	246	4,697	-	-	34,073	-
1.60%	-	230	1,180	536	-	-	10,142	-
1.65%	-	-	700	82	-	-	6,463	-
1.70%	-	-	37	817	-	-	4,413	-
1.75%	-	38	6,127	3,264	-	-	89,445	-
1.80%	-	-	269	796	-	-	7,227	-
1.85%	-	-	1,295	1,344	-	-	17,116	-
1.90%	-	-	8	615	-	-	2,369	-
1.95%	-	-	2,276	326	-	-	33,993	-
2.00%	-	-	140	-	-	-	5,971	-
2.05%	-	-	495	1,206	-	-	4,428	-
2.10%	-	-	333	254	-	-	7,322	-
2.15%	-	-	-	260	-	-	2,021	-
2.20%	-	-	2,351	283	-	-	11,320	-
2.25%	-	-	-	-	-	-	443	-
2.30%	-	-	386	58	-	-	6,104	-
2.35%	-	-	10	69	-	-	3,037	-
2.40%	-	-	323	-	-	-	3,635	-
2.45%	-	-	-	-	-	-	1,303	-
2.50%	-	-	144	-	-	-	3,144	-
2.55%	-	-	414	10	-	-	514	-
2.60%	-	-	-	-	-	-	660	-
2.65%	-	-	122	-	-	-	1,081	-
2.70%	-	-	-	-	-	-	518	-
2.75%	-	-	-	-	-	-	56	-
2.80%	-	-	-	-	-	-	95	-
2.85%	-	-	-	-	-	-	61	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$3,858	$549	$37,398	$26,356	$74,753	$102,020	$432,836	$171

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

AMFAS

0.40%	$-
0.60%	-
0.65%	-
0.75%	-
0.80%	226
0.85%	-
0.95%	359
1.05%	344
1.10%	926
1.15%	5,046
1.20%	66
1.25%	3,030
1.30%	4,570
1.35%	1,096
1.40%	6,389
1.45%	721
1.50%	1,456
1.55%	7,249
1.60%	414
1.65%	573
1.70%	387
1.75%	4,674
1.80%	721
1.85%	307
1.90%	-
1.95%	556
2.00%	279
2.05%	97
2.10%	348
2.15%	479
2.20%	2,119
2.25%	-
2.30%	2,350
2.35%	71
2.40%	932
2.45%	252
2.50%	110
2.55%	-
2.60%	-
2.65%	-
2.70%	-
2.75%	-
2.80%	-
2.85%	-
2.90%	-
2.95%	-
3.00%	-
3.05%	-
3.10%	-
3.40%	-

$46,147

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2015 and 2014, total transfers to the Account from the fixed account were $863,623,573 and $971,905,312, respectively, and total transfers from the Account to the fixed account were $174,110,991 and $173,561,568, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $11,029,980 and $14,025,741 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $10,475,963 and $3,350,109 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits, the Company contributed $6,535,371 and $6,518,850 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2015.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$45,303,781,661	$-	$-	$45,303,781,661

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2015 were as follows:

	Purchases of Investments	Sales of Investments
Mid Cap Growth Portfolio - Class S Shares ( ALMCS )	$60,825	$229,868
VPS Dynamic Asset Allocation Portfolio - Class A ( ALVDAA )	10,882	26,092
VPS Dynamic Asset Allocation Portfolio - Class B ( ALVDAB )	5,890,580	1,245,636
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III ( AAEIP3 )	2,517	1
VP Inflation Protection Fund - Class I ( ACVIP1 )	148,720	34,472
Growth Fund - Class 1 ( AFGF )	2,756,844	1,987,880
High-Income Bond Fund - Class 1 ( AFHY )	709,569	1,136,145
Managed Risk Asset Allocation Fund - Class P2 ( AVPAP2 )	45,324,627	55,608,774
U.S. Government/AAA-Rated Securities Fund - Class 1 ( AFGC )	36,010	172,577
BlackRock High Yield V.I. Fund -Class III ( BRVHY3 )	5,437,382	798,346
BlackRock Total Return V.I. Fund -Class III ( BRVTR3 )	61,581,517	635,744
BlackRock Equity Dividend V.I. Fund - Class III ( BRVED3 )	63,514,859	14,043
Global Allocation V.I. Fund - Class III ( MLVGA3 )	83,635,692	12,841,968
Money Market Portfolio(TM) ( CHSMM )	8,191,371	8,033,400
VIP Value Series: Service Class ( DWVVLS )	257,401	232,482
VIP Small Cap Value Series: Service Class ( DWVSVS )	14,788,320	3,687,792
Stock Index Fund, Inc. - Initial Shares ( DSIF )	11,690,831	28,063,816
Stock Index Fund, Inc. - Service Shares ( DSIFS )	13,933,379	34,173,590
Socially Responsible Growth Fund Inc - Initial Shares ( DSRG )	6,615,568	5,289,841
Floating-Rate Income Fund ( ETVFR )	42,055,919	36,321,955
VIP Real Estate Portfolio: Service Class 2 ( FRESS2 )	317,913	260,830
Goldman Sachs Global Markets Navigator Fund - Service Shares ( GVGMNS )	2,866,553	813,783
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares ( GVSIA )	7,725	3
VA Situs Fund ( HVSIT )	5,881,929	14,027,982
V.I. Mid Cap Core Equity - Series II Shares ( IVMCC2 )	6,744,734	2,618,137
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares ( IVKMG2 )	4,385,869	5,556,664
Balanced-Risk Allocation Fund: Series I Shares ( IVBRA1 )	40,581	22,810
Mid Cap Value Portfolio: Class 1 ( JPMMV1 )	4,304,146	5,203,931
Balanced Portfolio: Service Shares ( JABS )	1,148,351	1,836,949
Enterprise Portfolio: Service Shares ( JAMGS )	153,116	16,040
Flexible Bond Portfolio: Service Shares ( JAFBS )	20,094,733	1,057,455
Forty Portfolio: Service Shares ( JACAS )	38,800,810	27,783,389
Global Technology Portfolio: Service Shares ( JAGTS )	35,245,598	9,451,379
Overseas Portfolio: Service Shares ( JAIGS )	7,793,537	13,367,635
Retirement Emerging Markets Equity Portfolio - Service Shares ( LZREMS )	12,219,766	4,825,095
MFS Massachusetts Investors Growth Stock Portfolio - Service Class ( M2IGSS )	7,874,043	1,198,594
New Discovery Series - Service Class ( MNDSC )	7,524,930	3,732,179
Utilities Series - Service Class ( MVUSC )	74,649	14,873
Value Series - Service Class ( MVFSC )	45,406,470	39,125,082
Variable Insurance Trust II - MFS International Value Portfolio - Service Class ( MVIVSC )	51,294,659	16,327,353
UIF, Inc. - Global Infrastructure Portfolio- Class II ( MSGI2 )	1,526,617	58,513
Core Plus Fixed Income Portfolio - Class I ( MSVFI )	703,266	1,097,315
Core Plus Fixed Income Portfolio - Class II ( MSVF2 )	1,353,424	4,303,717
Emerging Markets Debt Portfolio - Class I ( MSEM )	110,396	347,697
Emerging Markets Debt Portfolio - Class II ( MSEMB )	81,078	245,082
Global Real Estate Portfolio - Class II ( VKVGR2 )	344,857	206,168
U.S. Real Estate Portfolio - Class I ( MSVRE )	1,292	3,565
U.S. Real Estate Portfolio - Class II ( MSVREB )	45	615
American Funds NVIT Managed Growth-Income Fund Class II ( NAMGI2 )	51,041,647	1,356,724
American Funds NVIT Managed Asset Allocation Fund Class II ( NAMAA2 )	442,001,807	2,039,968
American Century NVIT Multi Cap Value Fund - Class I ( NVAMV1 )	7,607,146	9,248,516
American Century NVIT Multi Cap Value Fund - Class II ( NVAMV2 )	33,730,247	25,090,463
American Funds NVIT Asset Allocation Fund - Class II ( GVAAA2 )	477,836,389	98,620,363
American Funds NVIT Bond Fund - Class II ( GVABD2 )	280,208,998	42,367,053
American Funds NVIT Global Growth Fund - Class II ( GVAGG2 )	63,957,365	16,015,826
American Funds NVIT Growth Fund - Class II ( GVAGR2 )	58,636,494	20,073,697
American Funds NVIT Growth-Income Fund - Class II ( GVAGI2 )	386,581,331	84,955,879
Federated NVIT High Income Bond Fund - Class I ( HIBF )	40,465,279	38,495,840
NVIT Emerging Markets Fund - Class I ( GEM )	430,705	2,174,158
NVIT Emerging Markets Fund - Class II ( GEM2 )	12,402,819	10,484,261
NVIT International Equity Fund - Class I ( GIG )	980,146	3,259,625
Variable Insurance Trust: NVIT International Equity Fund - Class VI ( NVIE6 )	10,040,393	4,680,644
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I ( NVNMO1 )	7,249,979	9,846,352
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II ( NVNMO2 )	3,506,761	5,705,697
Neuberger Berman NVIT Socially Responsible Fund - Class I ( NVNSR1 )	870,316	607,626
Neuberger Berman NVIT Socially Responsible Fund - Class II ( NVNSR2 )	28,017,245	28,501,871
NVIT Cardinal Aggressive Fund - Class II ( NVCRA2 )	18,599,508	5,392,905
NVIT Cardinal Balanced Fund - Class II ( NVCRB2 )	222,583,673	67,273,409
NVIT Cardinal Capital Appreciation Fund - Class II ( NVCCA2 )	288,311,870	213,889,251
NVIT Cardinal Conservative Fund - Class II ( NVCCN2 )	100,051,218	85,650,989
NVIT Cardinal Moderate Fund - Class II ( NVCMD2 )	249,512,259	182,588,705
NVIT Cardinal Moderately Aggressive Fund - Class II ( NVCMA2 )	61,743,920	38,437,891
NVIT Cardinal Moderately Conservative Fund - Class II ( NVCMC2 )	72,629,346	50,184,959
NVIT Core Bond Fund - Class I ( NVCBD1 )	534,135	956,815
NVIT Core Bond Fund - Class II ( NVCBD2 )	17,866,200	19,363,353
NVIT Core Plus Bond Fund - Class II ( NVLCP2 )	15,240,712	12,246,730
NVIT Nationwide Fund - Class I ( TRF )	2,333,204	16,027,467
NVIT Nationwide Fund - Class II ( TRF2 )	9,565,204	30,346,325
NVIT Government Bond Fund - Class I ( GBF )	44,288,672	74,732,307
American Century NVIT Growth Fund - Class I ( CAF )	5,128,494	4,527,949
American Century NVIT Growth Fund -Class II ( CAF2 )	22,961,139	8,190,418
NVIT International Index Fund - Class II ( GVIX2 )	271,812	6,992
NVIT International Index Fund - Class VIII ( GVIX8 )	18,464,176	4,668,587
NVIT Investor Destinations Aggressive Fund - Class II ( GVIDA )	12,855,099	37,192,402
NVIT Investor Destinations Balanced Fund - Class II ( NVDBL2 )	187,041,708	25,000,835
NVIT Investor Destinations Capital Appreciation Fund - Class II ( NVDCA2 )	113,586,922	74,517,889
NVIT Investor Destinations Conservative Fund - Class II ( GVIDC )	100,822,553	89,074,840
NVIT Investor Destinations Moderate Fund - Class II ( GVIDM )	161,523,065	250,147,882
NVIT Investor Destinations Moderately Aggressive Fund - Class II ( GVDMA )	40,276,919	163,983,346
NVIT Investor Destinations Moderately Conservative Fund - Class II ( GVDMC )	71,070,511	64,029,998
NVIT Mid Cap Index Fund - Class I ( MCIF )	34,600,834	14,661,422
NVIT Money Market Fund - Class I ( SAM )	244,223,997	271,935,827
NVIT Multi-Manager International Growth Fund - Class I ( NVMIG1 )	2,010,111	5,498,679
NVIT Multi-Manager International Growth Fund - Class VI ( NVMIG6 )	14,223,047	23,740,120
NVIT Multi-Manager International Value Fund - Class I ( GVDIVI )	237,402	757,916
NVIT Multi-Manager International Value Fund - Class II ( GVDIV2 )	8,563,106	8,991,507
NVIT Multi-Manager Large Cap Growth Fund - Class I ( NVMLG1 )	1,648,781	2,153,772
NVIT Multi-Manager Large Cap Growth Fund - Class II ( NVMLG2 )	17,346,317	17,573,152
NVIT Multi-Manager Large Cap Value Fund - Class I ( NVMLV1 )	1,070,069	1,396,337
NVIT Multi-Manager Large Cap Value Fund - Class II ( NVMLV2 )	23,378,435	12,998,109
NVIT Multi-Manager Mid Cap Growth Fund - Class I ( NVMMG1 )	26,773,415	21,774,825
NVIT Multi-Manager Mid Cap Growth Fund - Class II ( NVMMG2 )	47,328,622	30,779,574
NVIT Multi-Manager Mid Cap Value Fund - Class I ( NVMMV1 )	204,511	7,745
NVIT Multi-Manager Mid Cap Value Fund - Class II ( NVMMV2 )	41,266,332	41,933,294
NVIT Multi-Manager Small Cap Growth Fund - Class I ( SCGF )	2,454,732	1,637,105
NVIT Multi-Manager Small Cap Growth Fund - Class II ( SCGF2 )	16,884,864	8,198,520
NVIT Multi-Manager Small Cap Value Fund - Class I ( SCVF )	4,524,447	5,186,284
NVIT Multi-Manager Small Cap Value Fund - Class II ( SCVF2 )	9,728,616	6,682,921
NVIT Multi-Manager Small Company Fund - Class I ( SCF )	7,559,704	9,636,339
NVIT Multi-Manager Small Company Fund - Class II ( SCF2 )	6,798,239	7,693,079
NVIT Multi-Sector Bond Fund - Class I ( MSBF )	24,200,344	22,330,486
NVIT Short Term Bond Fund - Class II ( NVSTB2 )	31,878,780	21,188,140
NVIT Large Cap Growth Fund - Class I ( NVOLG1 )	55,699,588	47,762,686
NVIT Large Cap Growth Fund - Class II ( NVOLG2 )	43,657,497	34,372,159
Templeton NVIT International Value Fund - Class III ( NVTIV3 )	37,644,838	28,518,016
Invesco NVIT Comstock Value Fund - Class I ( EIF )	68,247	219,604
Invesco NVIT Comstock Value Fund - Class II ( EIF2 )	20,855,222	25,131,851
NVIT Real Estate Fund - Class I ( NVRE1 )	14,181,354	14,466,864
NVIT Real Estate Fund - Class II ( NVRE2 )	36,073,220	31,455,847
Loring Ward NVIT Moderate Fund - Class II ( NVLM2 )	3,998,154	114,046
Loring Ward NVIT Capital Appreciation Fund - Class II ( NVLCA2 )	2,349,753	525,573
NVIT Cardinal(SM) Managed Growth Fund - Class II ( NCPG2 )	247,562,374	9,675,247
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II ( NCPGI2 )	125,640,205	10,340,335
NVIT Investor Destinations Managed Growth Fund: Class II ( IDPG2 )	243,444,909	1,568,604
NVIT Investor Destinations Managed Growth & Income Fund: Class II ( IDPGI2 )	105,254,924	4,145,528
NVIT Small Cap Index Fund Class II ( NVSIX2 )	22,633,378	2,340,482
NVIT S&P 500 Index Fund Class II ( GVEX2 )	140,790,388	11,706,484
NW BlkRkNVITMgdGlblAllocII ( NVMGA2 )	50,265,315	64,532
TOPS Managed Risk Balanced ETF Portfolio - Class 4 ( NOTB4 )	2,936,047	554,523
TOPS Managed Risk Growth ETF Portfolio - Class 4 ( NOTG4 )	5,445,449	722,179
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 ( NOTMG4 )	2,203,688	1,678,088
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class ( PMVFHA )	32,915	11,267

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

Real Return Portfolio - Advisor Class ( PMVRA )	$95,791	$1,148
VPS Balanced Wealth Strategy Portfolio - Class B ( ALVBWB )	150,855	93,783
VPS Growth and Income Portfolio - Class B ( ALVGIB )	233,411	1,186,662
VPS Small/Mid Cap Value Portfolio - Class A ( ALVSVA )	127,674	17,789
VPS Small/Mid Cap Value Portfolio - Class B ( ALVSVB )	24,364,350	10,015,339
VP Balanced Fund - Class I ( ACVB )	4,490,681	5,057,048
VP Capital Appreciation Fund - Class I ( ACVCA )	9,305	15,078
VP Income & Growth Fund - Class I ( ACVIG )	2,243,019	2,890,200
VP Income & Growth Fund - Class II ( ACVIG2 )	587,142	1,575,018
VP Inflation Protection Fund - Class II ( ACVIP2 )	24,523,008	42,071,708
VP International Fund - Class I ( ACVI )	806	1,557
VP Mid Cap Value Fund - Class I ( ACVMV1 )	1,329,258	2,725,785
VP Mid Cap Value Fund - Class II ( ACVMV2 )	26,829,935	22,934,268
VP Value Fund - Class I ( ACVV )	59	58
Mid Cap Stock Portfolio- Service Shares ( DVMCSS )	22,418,745	5,159,131
Small Cap Stock Index Portfolio - Service Shares ( DVSCS )	10,740,845	19,473,776
Appreciation Portfolio - Initial Shares ( DCAP )	2,275,067	5,008,328
Appreciation Portfolio - Service Shares ( DCAPS )	11,969,961	17,354,627
Opportunistic Small Cap Portfolio: Service Shares ( DVDLS )	53,509	203,327
Growth and Income Portfolio - Initial Shares ( DGI )	1,626,603	1,933,239
Managed Tail Risk Fund II: Service Shares ( FCA2S )	36,792	146,008
Quality Bond Fund II - Primary Shares ( FQB )	690,071	1,669,522
Quality Bond Fund II - Service Shares ( FQBS )	1,417,569	5,314,329
Contrafund(R)Portfolio - Service Class 2 ( FC2 )	7,241	7,268
Equity-Income Portfolio - Initial Class ( FEIP )	41,732,919	40,766,027
VIP Value Strategies Portfolio - Service Class 2 ( FVSS2 )	298,504	1,354,540
High Income Portfolio - Initial Class ( FHIP )	21,438,373	10,326,830
VIP Asset Manager Portfolio - Initial Class ( FAMP )	10,752,832	15,607,876
VIP Energy Portfolio - Service Class 2 ( FNRS2 )	17,055,410	8,405,015
VIP Equity-Income Portfolio - Service Class 2 ( FEI2 )	63,165,871	23,828,868
VIP Freedom Fund 2010 Portfolio - Service Class ( FF10S )	1,017,829	1,210,165
VIP Freedom Fund 2010 Portfolio - Service Class 2 ( FF10S2 )	30,048,677	9,307,588
VIP Freedom Fund 2020 Portfolio - Service Class ( FF20S )	1,173,233	3,004,853
VIP Freedom Fund 2020 Portfolio - Service Class 2 ( FF20S2 )	20,575,973	38,140,536
VIP Freedom Fund 2030 Portfolio - Service Class ( FF30S )	1,383,885	1,974,932
VIP Freedom Fund 2030 Portfolio - Service Class 2 ( FF30S2 )	25,637,281	11,511,832
VIP Growth Portfolio - Initial Class ( FGP )	13,033,468	43,893,787
VIP Growth Portfolio - Service Class 2 ( FG2 )	72,601,567	15,968,381
VIP Investment Grade Bond Portfolio - Service Class ( FIGBS )	2,040,627	3,388,633
VIP Investment Grade Bond Portfolio - Service Class 2 ( FIGBP2 )	24,996,361	50,379,853
VIP Mid Cap Portfolio - Service Class ( FMCS )	3,361,913	4,037,520
VIP Mid Cap Portfolio - Service Class 2 ( FMC2 )	45,811,610	32,165,899
VIP Overseas Portfolio - Initial Class ( FOP )	25,860,667	7,927,170
VIP Overseas Portfolio - Service Class 2 ( FO2 )	97,870,345	5,920,014
VIP Value Strategies Portfolio - Service Class ( FVSS )	204,532	948,210
Franklin Income Securities Fund - Class 2 ( FTVIS2 )	34,329,382	35,753,734
Rising Dividends Securities Fund - Class 2 ( FTVRD2 )	5,839,632	10,118,641
Small Cap Value Securities Fund - Class 2 ( FTVSV2 )	20,068,036	25,454,355
Mutual Global Discovery Securities Fund - Class 2 ( FTVMD2 )	356,606	164,160
Templeton Developing Markets Securities Fund - Class 2 ( FTVDM2 )	2,303,705	2,460,850
Templeton Foreign Securities Fund - Class 2 ( TIF2 )	7,463,165	11,955,663
Templeton Global Bond Securities Fund - Class 2 ( FTVGI2 )	19,455,285	12,909,178
VIP Founding Funds Allocation Fund - Class 2 ( FTVFA2 )	18,609,082	10,526,945
Franklin Strategic Income Securities Fund: Class 2 ( FTVSI2 )	289,233	71,210
Franklin High Income Securities Fund: Class 2 ( FTVHI2 )	520,607	937,122
Structured Small Cap Equity Fund: Service Shares ( GVSSCS )	122,169	4,187
Short Duration Bond Portfolio - I Class Shares ( AMTB )	12,611,002	31,482,769
International Portfolio - S Class Shares ( AMINS )	79,154	25,350
Mid-Cap Growth Portfolio - I Class Shares ( AMCG )	14,035	285
Mid-Cap Growth Portfolio - S Class Shares ( AMMCGS )	3,447,354	160,555
Advisers Management Trust: Large Cap Value Portfolio - Class I ( AMTP )	1,166	1,013
Socially Responsive Portfolio - I Class Shares ( AMSRS )	3,455,901	5,688,135
International Growth Fund/VA- Service Shares ( OVIGS )	19,527,121	929,284
Capital Income Fund/VA - Non-Service Shares ( OVMS )	1,022,805	3,529,163
Oppenheimer Capital Appreciation Fund/VA - Service Class ( OVCAFS )	6,808	6,858
Core Bond Fund/VA - Non-Service Shares ( OVB )	3,112,548	5,395,105
Global Securities Fund/VA - Non-Service Shares ( OVGS )	12,607,461	18,354,973
Global Securities Fund/VA - Service Class ( OVGSS )	22,787,627	9,281,854
International Growth Fund/VA - Non-Service Shares ( OVIG )	347,334	508,254
Main Street Fund(R)/VA - Non-Service Shares ( OVGI )	2,957,712	3,426,244
Main Street Fund(R)/VA - Service Class ( OVGIS )	43,379,792	35,495,785
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares ( OVSC )	2,503,611	2,380,784
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares ( OVSCS )	30,934,569	12,784,265
Discovery Mid Cap Growth Fund/VA - Non-Service Shares ( OVAG )	3,358,618	1,826,460
Global Strategic Income Fund/VA: Non-service Shares ( OVSB )	1,748,464	997,520
Global Strategic Income Fund/VA: Service Shares ( OVSBS )	2,224,205	1,293,791
All Asset Portfolio - Advisor Class ( PMVAAD )	5,204,818	7,979,595
Foreign Bond Portfolio (Unhedged) - Advisor Class ( PMVFAD )	3,292,799	3,473,639
Low Duration Portfolio - Advisor Class ( PMVLAD )	65,642,302	39,341,705
Total Return Portfolio - Advisor Class ( PMVTRD )	62,533,531	31,652,317
CommodityRealReturn(R) Strategy Portfolio - Advisor Class ( PMVRSD )	31,992	23,264
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class ( PMVEBD )	2,704,914	2,541,455
Variable Insurance Trust - High Yield Portfolio - Advisor Class ( PMVHYD )	492,157	466,533
VT Growth & Income Fund: Class IB ( PVGIB )	52,753	363,269
VT International Equity Fund: Class IB ( PVTIGB )	3,107	56,347
VT Voyager Fund: Class IB ( PVTVB )	365,582	1,032,142
VI American Franchise Fund - Series II Shares ( ACEG2 )	1,227,701	2,154,319
Diversified Stock Fund Class A Shares ( VYDS )	50,996	106,795
Small-Cap Portfolio - Investment Class ( ROCSC )	113,985	69,321
Variable Fund - Multi-Hedge Strategies ( RVARS )	6,179,979	5,025,679
Blue Chip Growth Portfolio - II ( TRBCG2 )	271	275
Health Sciences Portfolio - II ( TRHS2 )	104,815,578	44,367,944
VIP Trust - Global Hard Assets Fund- Service Class ( VWHAS )	13,149,760	10,911,631
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class ( VWBF )	703,622	1,188,961
VIP Trust Emerging Markets Fund - Initial Class ( VWEM )	4,191,391	6,267,807
VIP Trust Global Hard Assets Fund - Initial Class ( VWHA )	10,324	7,400,227
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility ( WRPMAV )	3,251,091	312,435
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility ( WRPMCV )	1,454,689	254,014
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility ( WRPMMV )	1,640,035	177,684
Variable Insurance Portfolios - Asset Strategy ( WRASP )	64,930,655	27,973,199
Variable Insurance Portfolios - High Income ( WRHIP )	34,777,462	34,295,853
Variable Insurance Portfolios - Mid Cap Growth ( WRMCG )	18,611,249	3,766,492
Variable Insurance Portfolios - Pathfinder Aggressive ( WRPAP )	10,338	1,024
Variable Insurance Portfolios - Pathfinder Conservative ( WRPCP )	1,219,920	781,682
Variable Insurance Portfolios - Pathfinder Moderate ( WRPMP )	4,294,565	2,356,784
Variable Insurance Portfolios - Pathfinder Moderately Aggressive ( WRPMAP )	9,064,664	3,953,780
Variable Insurance Portfolios - Pathfinder Moderately Conservative ( WRPMCP )	1,030,520	436,472
Advantage VT Discovery Fund ( SVDF )	5,802	2,682
Advantage VT Opportunity Fund - Class 2 ( SVOF )	31,469	29,917
Advantage VT Small Cap Growth Fund - Class 2 ( WFVSCG )	43,170,137	23,938,448
Advantage VT Small Cap Value Fund - Class 2 ( WFVSMV )	606	7,350
Advantage VT Total Return Bond Fund - Class 2 ( WFVTRB )	3,972	3,858
Advantage - VT Omega Growth Fund - Class 2 ( WFVOG2 )	5,803	11,810
VA International Equity Fund (obsolete) ( HVIE )	4,202,041	16,051,410
Investors Growth Stock Series - Service Class (obsolete) ( MIGSC )	704,076	7,691,075
VIP High Income Portfolio - Initial Class R (obsolete) ( FHIPR )	952,763	18,592,086
VIP Overseas Portfolio - Initial Class R (obsolete) ( FOPR )	79,933	25,482,607
VIP Overseas Portfolio - Service Class 2 R (obsolete) ( FO2R )	4,645,661	92,196,707
Growth Portfolio - I Class Shares (obsolete) ( AMTG )	2,281	17,285
Small-Cap Growth Portfolio - S Class Shares (obsolete) ( AMFAS )	1,571,333	4,755,387

Total	$7,491,609,846	$4,174,484,415

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2015, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2015. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
2015	0.95%	to	1.05%	17,677	$19.33	to	$19.09	$339,556	0.00%	-2.83%	to	-2.92%
2014	0.95%	to	1.05%	26,168	19.89	to	19.66	516,473	0.00%	6.56%	to	6.45%
2013	0.95%	to	1.05%	29,458	18.67	to	18.47	545,847	0.00%	34.12%	to	33.98%
2012	0.95%	to	1.05%	29,102	13.92	to	13.79	402,340	0.00%	14.59%	to	14.47%
2011	0.95%	to	1.45%	32,647	12.15	to	11.64	393,138	0.00%	-9.46%	to	-9.91%
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2015	0.40%	to	0.60%	8,584	10.82	to	10.76	92,651	0.89%	-1.49%	to	-1.68%
2014	0.40%	to	0.60%	10,220	10.98	to	10.95	112,134	0.89%	4.03%	to	3.82%
2013			0.40%	1,477			10.56	15,595	0.36%			5.59%	****
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2015	1.10%	to	2.75%	1,778,946	11.32	to	10.65	19,589,104	0.68%	-2.39%	to	-4.01%
2014	1.10%	to	2.65%	1,392,186	11.60	to	11.12	15,847,152	0.40%	3.06%	to	1.45%
2013	1.15%	to	2.60%	742,493	11.25	to	10.97	8,266,416	0.30%	10.65%	to	9.02%
2012	1.15%	to	2.55%	196,701	10.16	to	10.07	1,991,149	0.09%	1.64%	to	0.68%	****
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2015			0.40%	330			6.21	2,050	0.94%			-37.88%	****
VP Inflation Protection Fund - Class I (ACVIP1)
2015	0.40%	to	0.60%	33,187	9.13	to	9.08	302,685	2.40%	-2.67%	to	-2.87%
2014	0.40%	to	0.60%	21,218	9.38	to	9.35	198,937	1.58%	3.16%	to	2.96%
2013	0.40%	to	0.60%	5,112	9.09	to	9.08	46,489	0.76%	-9.06%	to	-9.18%	****
Growth Fund - Class 1 (AFGF)
2015			1.30%	92,503			124.67	11,532,578	0.80%			5.73%
2014			1.30%	106,861			117.92	12,601,077	1.44%			7.37%
2013			1.30%	112,638			109.82	12,370,410	1.18%			28.74%
2012			1.30%	125,616			85.31	10,715,793	1.06%			16.65%
2011			1.30%	133,488			73.13	9,761,912	0.85%			-5.30%
High-Income Bond Fund - Class 1 (AFHY)
2015			1.30%	13,269			52.44	695,779	5.38%			-8.15%
2014			1.30%	21,295			57.09	1,215,827	4.36%			-0.51%
2013			1.30%	24,207			57.38	1,389,069	7.34%			5.51%
2012			1.30%	35,854			54.39	1,950,049	7.73%			12.42%
2011			1.30%	37,304			48.38	1,804,784	9.81%			0.85%
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
2015	0.40%	to	2.75%	63,474,141	11.21	to	10.52	752,011,702	1.49%	-1.47%	to	-3.79%
2014	0.40%	to	2.75%	65,640,615	11.38	to	10.94	798,451,750	0.07%	2.50%	to	0.08%
2013	0.40%	to	2.55%	32,981,115	11.10	to	11.87	395,954,374	2.15%	11.03%	to	17.51%	****
2012	1.15%	to	2.30%	1,300,941	10.12	to	10.10	13,160,237	1.27%	1.22%	to	1.03%	****
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
2015			1.30%	21,051			35.86	754,989	1.59%			0.61%
2014			1.30%	25,113			35.65	895,197	1.33%			3.87%
2013			1.30%	26,433			34.32	907,146	0.87%			-4.14%
2012			1.30%	30,588			35.80	1,095,025	1.20%			0.88%
2011			1.30%	34,457			35.49	1,222,715	2.00%			6.46%
BlackRock High Yield V.I. Fund - Class III (BRVHY3)
2015	1.15%	to	2.50%	472,591	9.23	to	9.15	4,345,939	2.87%	-7.70%	to	-8.55%	****
BlackRock Total Return V.I. Fund - Class III (BRVTR3)
2015	0.40%	to	2.50%	6,186,106	9.86	to	9.72	60,516,404	0.94%	-1.45%	to	-2.84%	****
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
2015	0.40%	to	2.50%	6,235,745	9.83	to	9.69	60,821,673	1.38%	-1.73%	to	-3.12%	****
Global Allocation V.I. Fund - Class III (MLVGA3)
2015	0.40%	to	2.85%	25,726,229	15.92	to	13.49	375,967,713	1.09%	-1.40%	to	-3.82%
2014	0.40%	to	2.85%	22,411,842	16.15	to	14.02	336,749,454	2.54%	1.52%	to	-0.97%
2013	0.40%	to	2.65%	16,742,221	15.91	to	14.30	251,321,137	1.27%	13.96%	to	11.38%
2012	0.65%	to	2.65%	11,530,622	13.83	to	12.84	154,015,464	1.60%	9.25%	to	7.05%
2011	0.75%	to	2.65%	10,016,317	12.62	to	11.99	123,669,985	2.63%	-4.36%	to	-6.19%
Money Market Portfolio(TM) (CHSMM)
2015	0.75%	to	1.35%	917,962	9.67	to	9.85	9,048,033	0.01%	-0.74%	to	-1.34%
2014	0.75%	to	1.55%	884,847	9.75	to	9.76	8,890,073	0.01%	-0.74%	to	-1.54%
2013	0.65%	to	1.55%	949,742	9.88	to	9.91	9,707,822	0.01%	-0.64%	to	-1.54%
2012	0.65%	to	1.55%	1,047,948	9.94	to	10.06	10,825,869	0.01%	-0.64%	to	-1.54%
2011	0.75%	to	1.55%	1,391,226	9.97	to	10.22	14,443,732	0.01%	-0.74%	to	-1.54%
VIP Value Series: Service Class (DWVVLS)
2015	0.40%	to	0.60%	48,681	13.09	to	13.02	636,020	1.68%	-1.04%	to	-1.24%
2014	0.40%	to	0.60%	47,661	13.22	to	13.18	629,639	1.24%	13.25%	to	13.02%
2013	0.40%	to	0.60%	19,338	11.68	to	11.66	225,706	0.00%	16.78%	to	16.62%	****
VIP Small Cap Value Series: Service Class (DWVSVS)
2015	0.40%	to	2.85%	2,546,750	12.06	to	11.29	29,685,190	0.48%	-6.84%	to	-9.13%
2014	0.40%	to	2.75%	1,869,070	12.95	to	12.44	23,690,053	0.26%	5.20%	to	2.71%
2013	0.40%	to	2.65%	466,331	12.31	to	12.12	5,692,293	0.00%	23.09%	to	21.23%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2015	0.80%	to	1.40%	4,605,478	$41.30	to	$46.86	$219,443,889	1.81%	0.30%	to	-0.31%
2014	0.80%	to	1.40%	5,106,390	41.17	to	47.01	243,861,596	1.74%	12.52%	to	11.84%
2013	0.80%	to	1.40%	5,646,503	36.59	to	42.03	241,002,392	1.84%	30.97%	to	30.18%
2012	0.80%	to	1.40%	6,373,721	27.94	to	32.29	208,787,008	2.02%	14.81%	to	14.11%
2011	0.80%	to	1.40%	7,343,204	24.34	to	28.29	210,627,633	1.79%	1.06%	to	0.45%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2015	0.40%	to	2.65%	6,053,900	16.07	to	21.20	144,118,066	1.54%	0.46%	to	-1.80%
2014	0.40%	to	2.80%	7,085,178	16.00	to	19.37	169,352,638	1.48%	12.65%	to	9.94%
2013	0.40%	to	2.70%	8,091,350	14.20	to	19.50	174,125,566	1.62%	31.18%	to	28.15%
2012	0.40%	to	2.85%	7,884,652	10.82	to	13.70	131,104,877	1.82%	15.01%	to	12.18%
2011	0.40%	to	2.85%	7,723,730	9.41	to	12.21	113,970,712	1.60%	1.21%	to	-1.27%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2015	0.80%	to	1.40%	1,041,694	30.92	to	35.68	39,423,748	1.07%	-3.97%	to	-4.55%
2014	0.80%	to	1.40%	1,151,261	32.19	to	37.39	45,614,538	1.06%	12.55%	to	11.86%
2013	0.80%	to	1.40%	1,265,074	28.60	to	33.42	44,786,596	1.26%	33.27%	to	32.46%
2012	0.80%	to	1.40%	1,435,555	21.46	to	25.23	38,303,631	0.82%	11.08%	to	10.40%
2011	0.80%	to	1.40%	1,619,263	19.32	to	22.85	39,089,761	0.90%	0.10%	to	-0.51%
Floating-Rate Income Fund (ETVFR)
2015	0.40%	to	2.80%	2,619,558	10.01	to	9.44	25,354,740	3.34%	-1.39%	to	-3.76%
2014	0.40%	to	2.75%	2,099,789	10.15	to	9.81	20,901,456	3.22%	0.17%	to	-1.86%	****
2013	0.40%	to	0.60%	16,659	10.13	to	10.12	168,751	1.47%	1.34%	to	1.20%	****
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2015	0.40%	to	0.60%	60,710	11.96	to	11.89	723,669	1.66%	3.07%	to	2.87%
2014	0.40%	to	0.60%	57,644	11.60	to	11.56	667,305	2.50%	29.28%	to	29.02%
2013	0.40%	to	0.60%	14,671	8.97	to	8.96	131,494	2.12%	-10.27%	to	-10.39%	****
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2015	0.40%	to	2.85%	742,713	10.17	to	10.31	8,004,019	0.09%	-6.19%	to	-8.50%
2014	0.40%	to	2.85%	571,852	10.84	to	11.27	6,651,026	0.04%	3.53%	to	0.98%
2013	0.40%	to	2.30%	406,175	10.47	to	11.27	4,622,209	0.09%	4.67%	to	10.96%	****
2012	1.15%	to	2.20%	55,968	10.23	to	10.16	570,936	0.00%	2.33%	to	1.61%	****
VIT- Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)
2015			0.40%	770			9.85	7,588	0.87%			-1.45%	****
VA Situs Fund (HVSIT)
2015	0.40%	to	2.55%	1,378,482	16.15	to	14.43	20,959,247	0.51%	-7.54%	to	-9.54%
2014	0.40%	to	2.55%	2,049,869	17.47	to	15.95	34,123,200	0.51%	-2.46%	to	-4.56%
2013	0.40%	to	2.60%	2,149,202	17.91	to	16.68	37,089,198	0.35%	31.39%	to	28.49%
2012	0.40%	to	2.65%	1,678,205	13.63	to	12.97	22,301,050	0.00%	22.13%	to	19.37%
2011	0.75%	to	2.70%	1,261,261	11.11	to	10.86	13,876,653	0.05%	-1.65%	to	-3.58%
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2015	0.40%	to	2.75%	1,203,449	12.68	to	11.62	14,556,079	0.11%	-4.66%	to	-6.91%
2014	0.40%	to	2.75%	984,626	13.30	to	12.48	12,646,474	0.00%	3.75%	to	1.30%
2013	0.40%	to	2.65%	571,438	12.82	to	12.34	7,167,431	0.61%	27.95%	to	25.06%
2012	0.40%	to	2.65%	153,532	10.02	to	9.87	1,525,895	0.00%	0.19%	to	-1.32%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2015	0.75%	to	2.75%	1,392,724	14.21	to	13.18	19,254,944	0.00%	0.28%	to	-1.74%
2014	0.75%	to	2.75%	1,552,810	14.17	to	13.42	21,539,179	0.00%	6.88%	to	4.73%
2013	0.75%	to	2.75%	1,802,302	13.26	to	12.81	23,558,853	0.22%	35.58%	to	32.85%
2012	0.75%	to	2.85%	2,201,353	9.78	to	9.64	21,398,232	0.00%	-2.23%	to	-3.64%	****
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2015	0.40%	to	0.60%	19,487	9.99	to	9.94	194,273	4.15%	-4.48%	to	-4.68%
2014	0.40%	to	0.60%	20,089	10.46	to	10.42	209,848	0.00%	5.49%	to	5.28%
2013			0.40%	5,179			9.92	51,350	1.57%			-0.85%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2015	0.80%	to	1.40%	546,122	26.04	to	24.26	13,376,443	1.02%	-3.43%	to	-4.02%
2014	0.80%	to	1.40%	629,150	26.96	to	25.28	16,042,419	0.79%	14.19%	to	13.50%
2013	0.80%	to	1.40%	706,041	23.61	to	22.27	15,844,686	0.92%	31.24%	to	30.45%
2012	0.80%	to	1.40%	597,636	17.99	to	17.07	10,278,714	0.98%	19.41%	to	18.69%
2011	0.80%	to	1.40%	404,489	15.07	to	14.38	5,854,364	1.33%	1.35%	to	0.73%
Balanced Portfolio: Service Shares (JABS)
2015	0.95%	to	2.20%	437,539	22.95	to	21.24	10,108,408	1.61%	-0.54%	to	-1.80%
2014	0.95%	to	2.20%	481,380	23.08	to	21.63	11,224,356	1.50%	7.21%	to	5.86%
2013	0.95%	to	2.20%	528,268	21.53	to	20.44	11,547,602	1.97%	18.66%	to	17.17%
2012	0.95%	to	2.20%	637,267	18.14	to	17.44	11,759,269	2.54%	12.30%	to	10.88%
2011	0.95%	to	2.30%	655,718	16.15	to	15.59	10,841,461	2.28%	0.39%	to	-0.97%
Enterprise Portfolio: Service Shares (JAMGS)
2015	0.40%	to	0.60%	17,758	14.09	to	14.02	249,785	0.84%	3.35%	to	3.14%
2014	0.40%	to	0.60%	9,705	13.64	to	13.59	132,135	0.02%	11.79%	to	11.57%
2013	0.40%	to	0.60%	836	12.20	to	12.18	10,189	0.04%	21.97%	to	21.80%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Flexible Bond Portfolio: Service Shares (JAFBS)
2015	0.40%	to	2.50%	1,919,575	$9.85	to	$9.71	$18,752,458	1.71%	-1.54%	to	-2.94%	****
Forty Portfolio: Service Shares (JACAS)
2015	0.40%	to	2.75%	5,899,324	15.97	to	25.96	147,320,830	1.22%	11.49%	to	8.86%
2014	0.40%	to	2.80%	6,633,166	14.32	to	23.70	149,619,507	0.03%	8.03%	to	5.43%
2013	0.40%	to	2.80%	7,528,794	13.26	to	22.48	160,065,223	0.58%	30.36%	to	27.22%
2012	0.40%	to	2.95%	8,531,781	10.17	to	17.41	141,263,768	0.59%	23.36%	to	20.20%
2011	0.40%	to	2.95%	8,157,179	8.24	to	14.48	111,233,520	0.25%	-7.31%	to	-9.68%
Global Technology Portfolio: Service Shares (JAGTS)
2015	0.40%	to	2.85%	4,891,607	14.37	to	14.00	57,799,647	0.80%	4.23%	to	1.66%
2014	0.40%	to	2.75%	3,355,733	13.79	to	13.81	36,917,587	0.00%	8.91%	to	6.34%
2013	0.40%	to	2.65%	2,738,469	12.66	to	13.01	27,240,388	0.00%	26.60%	to	31.81%	****
2012	0.75%	to	2.55%	2,402,225	10.00	to	9.87	17,312,385	0.00%	-0.02%	to	-1.25%	****
2011	0.80%	to	1.40%	378,492	4.92	to	4.59	1,750,288	0.00%	-9.39%	to	-9.93%
Overseas Portfolio: Service Shares (JAIGS)
2015	0.75%	to	2.75%	2,950,471	8.92	to	21.21	51,209,149	0.51%	-9.49%	to	-11.31%
2014	0.75%	to	2.80%	3,311,550	9.86	to	23.77	63,697,356	5.76%	-12.76%	to	-14.56%
2013	0.75%	to	2.65%	3,552,741	11.30	to	29.98	76,740,060	3.02%	13.42%	to	11.25%
2012	0.75%	to	2.65%	4,239,187	9.96	to	26.94	80,356,795	0.91%	-0.39%	to	10.17%	****
2011	0.80%	to	2.15%	391,151	11.78	to	25.59	5,139,442	0.38%	-32.88%	to	-33.79%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2015	0.40%	to	2.85%	2,211,426	7.49	to	7.26	16,012,703	1.36%	-20.38%	to	-22.34%
2014	0.40%	to	2.85%	1,378,884	9.41	to	9.35	12,697,617	4.80%	-5.02%	to	-6.46%	****
2013	0.40%	to	0.60%	4,129	9.90	to	9.89	40,843	2.84%	-0.97%	to	-1.11%	****
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)
2015	0.95%	to	2.30%	633,135	9.77	to	9.66	6,156,386	0.46%	-2.34%	to	-3.36%	****
New Discovery Series - Service Class (MNDSC)
2015	0.40%	to	2.80%	1,931,535	13.00	to	11.88	23,951,034	0.00%	-2.54%	to	-4.89%
2014	0.40%	to	2.65%	1,676,490	13.34	to	12.55	21,619,518	0.00%	-7.86%	to	-9.95%
2013	0.40%	to	2.65%	1,688,392	14.47	to	13.93	23,938,810	0.00%	40.65%	to	37.48%
2012	0.40%	to	2.55%	250,099	10.29	to	10.14	2,551,639	0.00%	2.90%	to	1.41%	****
Utilities Series - Service Class (MVUSC)
2015	0.40%	to	0.60%	13,406	10.03	to	9.98	134,024	4.14%	-15.10%	to	-15.27%
2014	0.40%	to	0.60%	9,548	11.82	to	11.78	112,560	2.41%	12.02%	to	11.79%
2013			0.40%	1,989			10.55	20,979	1.31%			5.48%	****
Value Series - Service Class (MVFSC)
2015	0.40%	to	2.95%	13,646,938	15.66	to	20.95	358,519,642	2.08%	-1.33%	to	-3.86%
2014	0.40%	to	3.05%	14,263,480	15.88	to	21.53	384,539,770	1.32%	9.76%	to	6.84%
2013	0.40%	to	3.05%	15,568,092	14.46	to	20.15	386,356,234	0.99%	35.05%	to	31.46%
2012	0.40%	to	3.20%	16,598,824	10.71	to	15.10	308,624,081	1.41%	15.42%	to	12.17%
2011	0.40%	to	3.20%	19,464,081	9.28	to	13.46	317,118,489	1.23%	-0.86%	to	-3.65%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2015	0.40%	to	2.85%	13,447,782	16.56	to	14.39	208,365,511	1.84%	5.89%	to	3.29%
2014	0.40%	to	2.80%	11,397,673	15.64	to	13.96	168,757,596	1.84%	0.73%	to	-1.70%
2013	0.40%	to	2.80%	9,380,271	15.53	to	14.20	139,601,593	1.42%	27.12%	to	24.06%
2012	0.40%	to	2.65%	6,568,051	12.22	to	11.50	77,870,623	1.47%	15.47%	to	12.85%
2011	0.40%	to	2.80%	4,818,705	10.58	to	10.16	50,011,075	1.17%	-2.17%	to	-4.52%
UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)
2015	0.40%	to	2.40%	154,932	8.28	to	8.16	1,271,205	0.98%	-17.24%	to	-18.36%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2015	0.80%	to	1.40%	163,055	13.35	to	12.59	2,069,088	3.56%	-1.45%	to	-2.04%
2014	0.80%	to	1.40%	197,375	13.54	to	12.85	2,562,783	2.72%	6.99%	to	6.35%
2013	0.80%	to	1.40%	94,101	12.66	to	12.08	1,143,334	3.69%	-1.11%	to	-1.71%
2012	0.80%	to	1.40%	114,987	12.80	to	12.29	1,420,643	4.60%	8.56%	to	7.90%
2011	0.80%	to	1.40%	139,216	11.79	to	11.39	1,592,352	3.55%	4.80%	to	4.17%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2015	0.95%	to	2.55%	908,448	13.73	to	11.09	11,541,430	3.15%	-1.77%	to	-3.36%
2014	0.95%	to	2.55%	1,156,982	13.98	to	11.48	15,005,462	3.00%	6.54%	to	4.82%
2013	0.95%	to	2.55%	1,277,247	13.12	to	10.95	15,607,321	3.45%	-1.52%	to	-3.12%
2012	0.95%	to	2.70%	1,488,971	13.32	to	11.13	18,531,355	4.40%	8.15%	to	6.24%
2011	0.95%	to	3.05%	1,719,934	12.32	to	10.16	19,859,702	3.46%	4.40%	to	2.20%
Emerging Markets Debt Portfolio - Class I (MSEM)
2015	0.80%	to	1.40%	72,640	28.06	to	25.09	1,845,745	5.35%	-1.91%	to	-2.50%
2014	0.80%	to	1.40%	85,072	28.61	to	25.73	2,214,822	5.47%	2.10%	to	1.49%
2013	0.80%	to	1.40%	98,656	28.02	to	25.35	2,529,866	4.00%	-9.48%	to	-10.03%
2012	0.80%	to	1.40%	119,137	30.95	to	28.18	3,393,878	2.84%	17.02%	to	16.31%
2011	0.80%	to	1.40%	146,190	26.45	to	24.23	3,579,650	3.51%	6.18%	to	5.54%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Emerging Markets Debt Portfolio - Class II (MSEMB)
2015	0.40%	to	2.05%	37,621	$9.16	to	$20.16	$601,037	5.74%	-1.57%	to	-3.20%
2014	0.40%	to	2.05%	44,687	9.31	to	20.82	815,841	5.10%	2.48%	to	0.78%
2013	0.60%	to	2.05%	35,082	9.07	to	20.66	766,339	4.05%	-9.31%	to	-10.63%	****
2012	1.10%	to	2.05%	40,884	25.46	to	23.12	1,006,127	2.77%	16.58%	to	15.45%
2011	1.10%	to	2.05%	47,925	21.84	to	20.02	1,015,627	3.48%	5.71%	to	4.70%
Global Real Estate Portfolio - Class II (VKVGR2)
2015	0.40%	to	2.55%	38,899	10.24	to	10.00	402,676	1.74%	-1.81%	to	-3.93%
2014	0.40%	to	2.55%	25,692	10.43	to	10.41	275,172	0.77%	13.40%	to	10.95%
2013	0.40%	to	2.55%	8,643	9.20	to	9.39	82,016	3.95%	-8.04%	to	0.02%	****
2012	1.75%	to	2.55%	6,184	9.81	to	9.38	59,694	0.53%	27.67%	to	26.62%
U.S. Real Estate Portfolio - Class II (MSVREB)
2013			1.35%	27			27.39	739	0.86%			0.38%
2012			1.35%	27			27.28	737	0.55%			14.06%
2011			1.35%	27			23.92	646	0.34%			4.24%
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2015	0.40%	to	2.75%	6,439,133	10.16	to	9.81	64,293,500	2.75%	-0.26%	to	-2.61%
2014	1.15%	to	2.75%	2,143,787	10.15	to	10.07	21,714,913	2.24%	1.48%	to	0.71%	****
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
2015	0.40%	to	2.85%	62,152,068	9.72	to	9.37	594,463,401	2.53%	-2.64%	to	-5.03%
2014	0.40%	to	2.85%	18,774,801	9.99	to	9.87	186,508,714	2.13%	-0.13%	to	-1.28%	****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2015	0.80%	to	1.40%	2,093,055	22.27	to	21.39	45,007,584	2.30%	-5.04%	to	-5.62%
2014	0.80%	to	1.40%	2,467,526	23.45	to	22.66	56,170,444	1.99%	12.21%	to	11.54%
2013	0.80%	to	1.40%	2,696,763	20.90	to	20.32	54,995,928	1.81%	30.84%	to	30.05%
2012	0.80%	to	1.40%	3,121,609	15.97	to	15.62	48,909,691	0.95%	13.74%	to	13.05%
2011	0.80%	to	1.40%	3,763,621	14.04	to	13.82	52,118,578	1.57%	-0.16%	to	-0.76%
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2015	0.40%	to	2.85%	7,354,304	22.60	to	19.14	154,374,620	2.21%	-4.82%	to	-7.17%
2014	0.40%	to	2.85%	7,970,170	23.74	to	20.62	177,443,963	1.84%	12.50%	to	9.73%
2013	0.40%	to	2.95%	8,531,980	21.11	to	18.70	170,779,673	1.70%	31.15%	to	27.79%
2012	0.40%	to	3.30%	9,244,748	16.09	to	14.44	142,658,402	0.80%	13.99%	to	10.66%
2011	0.40%	to	3.30%	10,757,342	14.12	to	13.05	147,205,264	1.50%	0.09%	to	-2.82%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2015	0.40%	to	3.10%	375,976,645	20.16	to	12.25	5,391,012,966	1.44%	0.58%	to	-2.15%
2014	0.40%	to	3.10%	366,259,790	20.04	to	12.52	5,277,274,067	0.96%	4.57%	to	1.74%
2013	0.40%	to	3.10%	352,795,401	19.17	to	12.30	4,915,430,706	1.30%	22.79%	to	19.46%
2012	0.40%	to	3.25%	331,857,633	15.61	to	10.19	3,804,061,084	1.32%	15.25%	to	11.95%
2011	0.65%	to	3.25%	298,878,335	9.64	to	9.10	3,003,333,545	1.22%	0.27%	to	-2.34%
American Funds NVIT Bond Fund - Class II (GVABD2)
2015	0.40%	to	3.10%	172,807,397	11.71	to	9.71	1,965,834,351	1.41%	-0.63%	to	-3.32%
2014	0.40%	to	3.10%	152,420,112	11.78	to	10.04	1,761,545,398	1.28%	4.56%	to	1.72%
2013	0.40%	to	3.10%	135,018,265	11.27	to	9.87	1,507,737,411	1.87%	-2.96%	to	-5.59%
2012	0.40%	to	3.30%	106,649,138	11.61	to	10.32	1,236,279,493	2.29%	4.55%	to	1.49%
2011	0.65%	to	3.30%	91,572,178	11.07	to	10.16	1,024,351,460	2.11%	5.04%	to	2.24%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2015	0.40%	to	2.85%	16,378,721	14.79	to	14.01	260,099,991	0.66%	6.12%	to	3.51%
2014	0.40%	to	2.85%	14,633,884	13.94	to	13.54	221,909,548	0.73%	1.43%	to	-1.07%
2013	0.40%	to	2.95%	13,261,501	13.74	to	13.58	200,905,979	0.40%	28.13%	to	24.85%
2012	0.40%	to	3.30%	11,903,007	10.73	to	10.61	142,527,413	0.88%	21.60%	to	18.05%
2011	0.40%	to	3.30%	11,697,772	8.82	to	8.99	116,477,223	0.91%	-9.67%	to	-12.30%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2015	0.40%	to	2.85%	27,464,041	15.25	to	13.38	416,565,768	0.73%	6.00%	to	3.39%
2014	0.40%	to	2.85%	25,379,860	14.39	to	12.95	367,777,799	0.46%	7.63%	to	4.99%
2013	0.40%	to	2.95%	23,231,955	13.37	to	12.23	316,995,054	0.33%	29.09%	to	25.79%
2012	0.40%	to	3.30%	21,178,621	10.35	to	9.49	226,732,776	0.22%	16.93%	to	13.52%
2011	0.40%	to	3.30%	21,925,386	8.85	to	8.36	203,005,498	0.26%	-5.07%	to	-7.83%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2015	0.40%	to	3.10%	165,263,144	15.30	to	11.47	2,181,652,320	0.86%	0.68%	to	-2.05%
2014	0.40%	to	3.10%	152,683,209	15.20	to	11.71	2,022,271,032	0.81%	9.79%	to	6.81%
2013	0.40%	to	3.10%	141,379,875	13.84	to	10.96	1,724,502,696	1.03%	32.44%	to	28.85%
2012	0.40%	to	3.30%	135,436,985	10.45	to	8.41	1,257,381,268	1.07%	16.59%	to	13.19%
2011	0.40%	to	3.30%	125,082,554	8.97	to	7.43	1,005,278,616	0.90%	-2.63%	to	-5.46%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2015	0.40%	to	2.55%	3,261,275	9.61	to	16.87	62,663,254	4.94%	-3.00%	to	-5.09%
2014	0.40%	to	2.75%	3,331,749	9.91	to	16.04	66,619,379	5.02%	-0.94%	to	-0.27%	****
2013	0.95%	to	2.15%	255,684	18.96	to	18.59	5,137,094	6.06%	6.06%	to	4.77%
2012	0.95%	to	2.15%	317,408	17.88	to	17.75	6,043,995	7.51%	13.47%	to	12.09%
2011	0.95%	to	2.20%	405,899	15.76	to	16.00	6,836,295	8.15%	2.83%	to	1.58%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Emerging Markets Fund - Class I (GEM)
2015	0.40%	to	1.40%	494,600	$7.82	to	$17.35	$8,589,139	0.80%	-16.33%	to	-17.17%
2014	0.40%	to	1.40%	578,521	9.35	to	20.95	12,154,794	1.23%	-5.88%	to	-6.83%
2013	0.40%	to	1.40%	14,366	9.93	to	22.48	236,988	1.18%	-0.70%	to	-0.66%	****
2012	0.80%	to	1.40%	8,617	24.38	to	22.63	196,533	0.46%	16.28%	to	15.57%
2011	0.80%	to	1.40%	14,503	20.97	to	19.58	285,375	0.64%	-22.99%	to	-23.46%
NVIT Emerging Markets Fund - Class II (GEM2)
2015	0.75%	to	2.80%	2,110,360	8.04	to	20.19	50,910,242	0.47%	-16.86%	to	-18.58%
2014	0.75%	to	2.80%	2,054,838	9.68	to	24.80	59,811,178	1.26%	-3.23%	to	-8.37%	****
2013	1.15%	to	2.25%	28,105	34.04	to	30.14	924,616	0.92%	-0.73%	to	-1.83%
2012	1.15%	to	2.25%	32,659	34.28	to	30.70	1,087,434	0.21%	15.64%	to	14.35%
2011	1.10%	to	2.25%	44,117	29.78	to	26.84	1,272,348	0.44%	-23.45%	to	-24.34%
NVIT International Equity Fund - Class I (GIG)
2015	0.40%	to	1.40%	1,434,332	10.75	to	12.95	18,728,602	0.48%	-3.44%	to	-4.41%
2014	0.40%	to	1.40%	1,638,422	11.13	to	13.55	22,381,242	2.55%	-0.85%	to	-1.84%
2013	0.40%	to	1.40%	8,336	11.23	to	13.81	101,582	0.68%	12.25%	to	16.18%	****
2012	0.80%	to	1.40%	3,168	12.80	to	11.88	38,015	0.84%	14.68%	to	13.99%
2011	0.80%	to	1.40%	3,386	11.16	to	10.42	35,746	1.25%	-10.49%	to	-11.03%
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2015	0.40%	to	2.80%	4,786,711	9.50	to	7.59	39,980,311	0.29%	-3.61%	to	-5.93%
2014	0.40%	to	2.75%	4,306,729	9.86	to	8.10	37,716,834	3.65%	-1.12%	to	-3.45%
2013	0.40%	to	2.75%	3,288,584	9.97	to	8.39	29,543,767	0.54%	17.09%	to	14.33%
2012	0.40%	to	2.75%	3,157,577	8.51	to	7.34	24,533,603	0.60%	14.76%	to	12.05%
2011	0.40%	to	2.75%	3,528,777	7.42	to	6.55	24,130,603	1.18%	-10.36%	to	-12.47%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2015	0.80%	to	1.40%	5,502,381	13.51	to	12.89	71,326,597	0.76%	-1.87%	to	-2.46%
2014	0.80%	to	1.40%	6,161,181	13.76	to	13.22	81,826,962	0.87%	5.75%	to	5.11%
2013	0.80%	to	1.40%	7,038,080	13.02	to	12.58	88,865,814	1.01%	42.67%	to	41.81%
2012	0.80%	to	1.40%	7,916,101	9.12	to	8.87	70,427,668	1.41%	16.00%	to	15.30%
2011	0.80%	to	1.40%	9,418,341	7.86	to	7.69	72,619,219	0.56%	-12.32%	to	-12.85%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2015	0.40%	to	2.65%	2,018,042	13.63	to	11.55	25,411,230	0.66%	-1.59%	to	-3.81%
2014	0.40%	to	2.65%	2,346,283	13.85	to	12.01	30,361,971	0.75%	6.13%	to	3.74%
2013	0.40%	to	2.80%	2,987,351	13.05	to	11.47	36,797,573	0.94%	42.96%	to	39.52%
2012	0.40%	to	2.75%	2,768,451	9.13	to	8.24	24,154,968	1.40%	16.37%	to	13.62%
2011	0.40%	to	2.80%	3,122,319	7.84	to	7.24	23,656,246	0.56%	-12.01%	to	-14.13%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2015	0.80%	to	1.40%	164,906	15.60	to	14.89	2,472,698	0.83%	-1.12%	to	-1.72%
2014	0.80%	to	1.40%	175,685	15.77	to	15.15	2,677,715	0.81%	9.72%	to	9.05%
2013	0.80%	to	1.40%	271,583	14.38	to	13.89	3,790,960	0.91%	37.66%	to	36.82%
2012	0.80%	to	1.40%	234,137	10.44	to	10.15	2,387,237	1.29%	10.60%	to	9.93%
2011	0.80%	to	1.40%	227,602	9.44	to	9.23	2,108,691	0.69%	-3.95%	to	-4.53%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2015	0.40%	to	2.95%	8,567,800	16.75	to	13.08	125,428,797	0.74%	-0.82%	to	-3.36%
2014	0.40%	to	3.05%	10,053,530	16.89	to	13.44	149,785,781	0.79%	10.07%	to	7.14%
2013	0.40%	to	3.05%	13,130,785	15.35	to	12.55	178,916,238	0.69%	38.00%	to	34.33%
2012	0.40%	to	3.20%	15,266,456	11.12	to	9.27	152,375,245	1.04%	10.94%	to	7.81%
2011	0.40%	to	3.20%	19,248,367	10.02	to	8.60	174,928,764	0.62%	-3.65%	to	-6.36%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2015	0.40%	to	2.70%	5,356,750	20.93	to	11.16	64,715,621	2.80%	-2.15%	to	-4.41%
2014	0.75%	to	2.75%	4,780,265	20.97	to	11.64	59,819,242	2.25%	3.71%	to	1.62%
2013	0.75%	to	2.70%	3,708,333	20.22	to	11.48	45,281,166	1.36%	28.50%	to	25.98%
2012	0.75%	to	2.60%	2,931,734	15.73	to	9.16	28,162,711	1.04%	15.28%	to	13.13%
2011	0.75%	to	2.65%	2,675,730	13.65	to	8.08	22,508,074	1.95%	-7.08%	to	-8.86%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2015	0.40%	to	3.10%	174,013,314	13.98	to	10.76	2,126,792,967	2.65%	-1.45%	to	-4.13%
2014	0.40%	to	3.10%	170,119,173	14.19	to	11.23	2,131,595,271	2.37%	3.88%	to	1.06%
2013	0.40%	to	3.10%	159,209,883	13.66	to	11.11	1,940,345,195	1.72%	14.20%	to	11.10%
2012	0.40%	to	3.10%	145,128,586	11.96	to	10.00	1,561,559,296	1.57%	10.62%	to	7.61%
2011	0.40%	to	3.25%	128,328,881	10.81	to	9.24	1,259,936,055	2.45%	-1.74%	to	-4.54%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2015	0.40%	to	3.00%	217,431,242	14.52	to	11.02	2,697,751,014	2.99%	-1.72%	to	-4.29%
2014	0.40%	to	3.00%	230,201,524	14.78	to	11.52	2,934,450,319	2.44%	4.28%	to	1.56%
2013	0.40%	to	3.00%	237,108,265	14.17	to	11.34	2,929,764,084	1.59%	20.76%	to	17.61%
2012	0.40%	to	3.00%	233,768,591	11.74	to	9.64	2,418,598,441	1.37%	13.19%	to	10.23%
2011	0.40%	to	3.00%	215,720,584	10.37	to	8.75	1,993,782,374	2.23%	-3.83%	to	-6.34%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2015	0.40%	to	2.85%	61,515,066	$13.47	to	$10.38	$708,882,876	2.11%	-1.13%	to	-3.56%
2014	0.65%	to	2.85%	62,574,511	13.43	to	10.77	737,227,944	2.19%	2.66%	to	0.39%
2013	0.65%	to	3.05%	63,620,813	13.09	to	10.60	736,273,959	1.73%	4.25%	to	1.73%
2012	0.65%	to	3.05%	67,968,499	12.55	to	10.42	761,069,541	1.92%	6.80%	to	4.21%
2011	0.65%	to	3.05%	54,984,947	11.75	to	10.00	581,434,652	2.58%	0.75%	to	-1.67%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2015	0.40%	to	3.40%	218,892,033	14.27	to	10.62	2,699,910,291	2.81%	-1.46%	to	-4.43%
2014	0.40%	to	3.40%	229,287,740	14.48	to	11.11	2,900,569,131	2.39%	4.15%	to	1.01%
2013	0.40%	to	3.40%	234,566,759	13.91	to	11.00	2,881,167,187	1.67%	17.33%	to	13.80%
2012	0.40%	to	3.40%	212,166,284	11.85	to	9.67	2,246,273,889	1.45%	11.92%	to	8.54%
2011	0.40%	to	3.40%	194,824,445	10.59	to	8.91	1,863,452,955	2.32%	-2.72%	to	-5.65%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2015	0.40%	to	3.05%	29,878,087	14.59	to	10.90	366,262,797	3.03%	-1.90%	to	-4.51%
2014	0.75%	to	3.05%	31,438,275	14.55	to	11.42	397,258,417	2.42%	3.78%	to	1.37%
2013	0.75%	to	3.05%	33,028,201	14.02	to	11.26	405,457,133	1.46%	23.34%	to	20.49%
2012	0.75%	to	3.05%	36,890,388	11.37	to	9.35	369,237,595	1.20%	13.72%	to	11.08%
2011	0.75%	to	3.25%	38,634,829	9.99	to	8.35	343,084,881	2.36%	-5.38%	to	-7.76%
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2015	0.40%	to	2.95%	68,111,828	13.64	to	10.73	819,912,745	2.47%	-1.46%	to	-3.98%
2014	0.40%	to	2.95%	69,676,994	13.84	to	11.18	859,787,324	2.36%	3.67%	to	1.01%
2013	0.40%	to	2.95%	68,643,015	13.35	to	11.07	826,294,932	1.77%	10.79%	to	7.96%
2012	0.40%	to	2.95%	65,866,801	12.05	to	10.25	723,179,275	1.73%	9.60%	to	6.79%
2011	0.40%	to	2.95%	54,955,819	11.00	to	9.60	556,682,830	2.57%	-0.67%	to	-3.21%
NVIT Core Bond Fund - Class I (NVCBD1)
2015	0.80%	to	1.40%	233,064	12.80	to	12.22	2,862,984	2.97%	-1.51%	to	-2.11%
2014	0.80%	to	1.40%	271,564	12.99	to	12.48	3,406,018	3.45%	4.21%	to	3.58%
2013	0.80%	to	1.40%	190,072	12.47	to	12.05	2,298,921	2.07%	-2.70%	to	-3.28%
2012	0.80%	to	1.40%	263,240	12.81	to	12.46	3,289,537	3.36%	6.89%	to	6.24%
2011	0.80%	to	1.40%	235,110	11.99	to	11.72	2,763,344	3.22%	5.74%	to	5.11%
NVIT Core Bond Fund - Class II (NVCBD2)
2015	0.40%	to	2.95%	8,086,301	13.14	to	10.61	95,953,153	2.73%	-1.28%	to	-3.80%
2014	0.40%	to	3.05%	8,368,425	13.31	to	10.95	101,507,614	2.38%	4.26%	to	1.49%
2013	0.40%	to	3.05%	9,372,371	12.77	to	10.79	109,949,098	2.34%	-2.52%	to	-5.11%
2012	0.40%	to	3.05%	9,816,211	13.10	to	11.37	119,381,480	2.62%	7.05%	to	4.20%
2011	0.40%	to	3.05%	11,130,478	12.24	to	10.91	127,534,053	2.69%	5.81%	to	3.01%
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2015	0.40%	to	2.65%	5,081,927	14.37	to	11.81	65,587,568	1.54%	-0.92%	to	-3.15%
2014	0.40%	to	2.70%	4,904,620	14.50	to	12.15	64,579,296	2.30%	4.46%	to	2.05%
2013	0.40%	to	2.70%	3,944,916	13.88	to	11.91	50,288,214	1.66%	-2.44%	to	-4.69%
2012	0.40%	to	2.70%	3,683,753	14.23	to	12.50	48,657,773	2.17%	6.69%	to	4.22%
2011	0.40%	to	2.70%	3,256,827	13.33	to	11.99	40,774,802	2.51%	5.62%	to	3.19%
NVIT Nationwide Fund - Class I (TRF)
2015	0.80%	to	1.40%	1,468,479	33.45	to	36.12	121,497,169	1.19%	0.13%	to	-0.48%
2014	0.80%	to	1.40%	1,636,013	33.40	to	36.29	135,171,460	1.15%	11.25%	to	10.58%
2013	0.80%	to	1.40%	1,835,389	30.02	to	32.82	135,786,101	1.30%	30.05%	to	29.27%
2012	0.80%	to	1.40%	2,096,623	23.09	to	25.39	119,341,085	1.37%	13.30%	to	12.61%
2011	0.80%	to	1.40%	2,459,013	20.38	to	22.54	123,499,751	1.13%	-0.27%	to	-0.88%
NVIT Nationwide Fund - Class II (TRF2)
2015	0.40%	to	2.95%	5,584,163	14.07	to	16.67	120,383,706	0.93%	0.26%	to	-2.31%
2014	0.40%	to	3.05%	6,491,200	14.04	to	16.86	140,987,217	0.87%	11.37%	to	8.41%
2013	0.40%	to	3.05%	8,102,028	12.61	to	15.55	158,792,423	1.02%	30.27%	to	26.80%
2012	0.65%	to	3.20%	9,811,244	9.45	to	12.08	148,902,932	1.11%	13.11%	to	10.20%
2011	0.65%	to	3.20%	12,416,055	8.35	to	10.96	167,499,307	0.88%	-0.27%	to	-2.83%
NVIT Government Bond Fund - Class I (GBF)
2015	0.40%	to	2.95%	14,815,954	12.35	to	10.43	236,767,960	1.67%	-0.51%	to	-3.06%
2014	0.40%	to	3.05%	16,944,271	12.41	to	10.63	271,504,303	1.93%	4.15%	to	1.38%
2013	0.40%	to	3.05%	20,054,696	11.92	to	10.49	305,167,631	1.88%	-4.44%	to	-6.98%
2012	0.40%	to	3.20%	22,621,715	12.47	to	11.11	368,323,060	2.12%	2.64%	to	-0.25%
2011	0.40%	to	3.20%	25,298,375	12.15	to	11.14	406,977,698	2.92%	6.83%	to	3.83%
American Century NVIT Growth Fund - Class I (CAF)
2015	0.40%	to	1.40%	1,160,643	13.76	to	27.09	34,653,285	0.34%	4.25%	to	3.20%
2014	0.40%	to	1.40%	1,270,746	13.20	to	26.25	36,871,450	0.35%	10.88%	to	9.77%
2013	0.40%	to	1.40%	1,371,740	11.90	to	23.92	36,296,848	0.66%	19.02%	to	27.92%	****
2012	0.80%	to	1.40%	1,556,489	17.41	to	18.70	32,162,891	0.54%	13.11%	to	12.42%
2011	0.80%	to	1.40%	1,730,666	15.40	to	16.63	31,767,638	0.57%	-1.48%	to	-2.08%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
American Century NVIT Growth Fund - Class II (CAF2)
2015	0.40%	to	2.75%	4,058,798	$15.34	to	$13.72	$58,924,357	0.51%	3.95%	to	1.49%
2014	0.40%	to	2.75%	3,719,227	14.76	to	13.52	52,518,246	0.49%	10.60%	to	7.99%
2013	0.40%	to	2.65%	2,980,072	13.34	to	12.55	38,538,816	1.01%	28.89%	to	25.98%
2012	0.40%	to	2.80%	2,300,514	10.35	to	9.94	23,350,674	0.98%	13.32%	to	10.59%
2011	0.40%	to	2.55%	1,133,015	9.13	to	9.00	10,266,928	1.35%	-8.65%	to	-9.97%	****
NVIT International Index Fund - Class II (GVIX2)
2015	0.40%	to	0.60%	29,332	10.21	to	10.16	298,906	3.39%	-1.65%	to	-1.85%
2014			0.40%	5,529			10.39	57,426	3.50%			-6.50%
NVIT International Index Fund - Class VIII (GVIX8)
2015	0.40%	to	2.65%	5,462,717	9.04	to	8.38	50,837,544	2.14%	-1.78%	to	-4.00%
2014	0.65%	to	2.65%	4,101,560	8.92	to	8.73	39,378,317	3.12%	-6.80%	to	-8.67%
2013	0.65%	to	2.60%	3,121,010	9.57	to	9.60	32,543,493	3.00%	20.22%	to	17.87%
2012	0.65%	to	2.75%	2,316,939	7.96	to	8.06	20,283,307	2.53%	17.44%	to	14.95%
2011	0.65%	to	2.75%	2,533,356	6.78	to	7.01	19,050,533	2.62%	-13.41%	to	-15.24%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2015	0.40%	to	2.95%	8,101,133	21.26	to	18.12	183,423,552	1.36%	-1.39%	to	-3.92%
2014	0.40%	to	3.05%	9,151,603	21.56	to	18.63	212,106,942	1.59%	4.57%	to	1.78%
2013	0.40%	to	3.05%	10,396,960	20.61	to	18.31	232,623,098	1.52%	26.74%	to	23.37%
2012	0.75%	to	3.05%	12,793,695	10.08	to	14.84	229,284,249	1.39%	15.03%	to	12.36%
2011	0.75%	to	3.05%	16,836,607	8.76	to	13.21	264,183,026	1.79%	-4.65%	to	-6.86%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2015	0.40%	to	2.95%	87,448,829	16.26	to	13.68	1,323,221,002	1.76%	-0.57%	to	-3.12%
2014	0.40%	to	2.95%	79,083,321	16.36	to	14.12	1,215,729,285	1.79%	4.17%	to	1.50%
2013	0.40%	to	3.05%	69,467,461	15.70	to	13.85	1,036,338,855	1.87%	12.97%	to	9.97%
2012	0.40%	to	3.05%	54,359,537	13.90	to	12.59	725,544,444	1.98%	8.95%	to	6.04%
2011	0.40%	to	3.20%	39,506,703	12.76	to	11.83	489,089,921	2.15%	0.48%	to	-2.34%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2015	0.40%	to	2.65%	83,811,605	18.51	to	15.90	1,442,283,040	1.55%	-0.93%	to	-3.17%
2014	0.40%	to	3.00%	84,721,057	18.69	to	16.08	1,487,768,339	1.71%	4.79%	to	2.06%
2013	0.40%	to	3.00%	85,633,495	17.83	to	15.76	1,450,611,221	1.78%	19.02%	to	15.91%
2012	0.40%	to	3.00%	82,215,483	14.98	to	13.60	1,182,944,342	1.83%	11.80%	to	8.88%
2011	0.40%	to	3.00%	69,667,022	13.40	to	12.49	906,298,809	2.07%	-1.33%	to	-3.90%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2015	0.60%	to	2.80%	46,933,158	13.03	to	11.49	647,698,253	1.73%	-0.34%	to	-2.54%
2014	0.60%	to	2.75%	47,834,340	13.07	to	11.87	667,796,025	1.80%	3.27%	to	1.03%
2013	0.65%	to	2.80%	50,261,670	11.96	to	11.68	685,620,454	1.75%	4.15%	to	1.90%
2012	0.65%	to	2.80%	50,903,848	11.48	to	11.46	672,166,296	1.95%	4.49%	to	2.22%
2011	0.65%	to	2.80%	40,657,415	10.99	to	11.21	518,552,257	2.41%	2.26%	to	0.06%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2015	0.40%	to	3.00%	133,428,382	13.52	to	14.84	2,440,679,096	1.57%	-0.73%	to	-3.32%
2014	0.40%	to	3.00%	143,660,270	13.62	to	15.35	2,678,450,645	1.66%	4.76%	to	2.03%
2013	0.40%	to	3.00%	155,762,593	13.00	to	15.05	2,804,955,904	1.71%	16.16%	to	13.13%
2012	0.40%	to	3.05%	155,508,138	11.19	to	13.24	2,443,754,059	1.64%	10.37%	to	7.42%
2011	0.40%	to	3.15%	163,597,374	10.14	to	12.21	2,362,475,885	2.13%	-0.44%	to	-3.18%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2015	0.40%	to	3.05%	40,552,102	13.49	to	16.62	868,125,115	1.39%	-1.13%	to	-3.76%
2014	0.40%	to	3.05%	46,994,555	13.65	to	17.27	1,026,988,892	1.61%	4.54%	to	1.76%
2013	0.40%	to	3.05%	55,228,742	13.06	to	16.98	1,164,979,300	1.58%	21.89%	to	18.65%
2012	0.65%	to	3.00%	67,732,226	10.57	to	14.38	1,179,694,762	1.55%	13.02%	to	10.34%
2011	0.65%	to	3.30%	80,738,644	9.36	to	12.69	1,253,194,315	2.01%	-2.76%	to	-5.35%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2015	0.40%	to	3.00%	50,084,778	13.22	to	13.11	808,694,181	1.65%	-0.43%	to	-3.03%
2014	0.40%	to	3.00%	52,322,609	13.27	to	13.51	858,154,256	1.80%	4.32%	to	1.60%
2013	0.40%	to	3.00%	52,936,074	12.73	to	13.30	841,943,865	1.73%	10.05%	to	7.18%
2012	0.40%	to	3.05%	54,508,202	11.56	to	12.35	794,778,742	1.72%	7.61%	to	4.74%
2011	0.40%	to	3.05%	55,287,171	10.75	to	11.79	756,070,865	2.31%	1.65%	to	-1.04%
NVIT Mid Cap Index Fund - Class I (MCIF)
2015	0.40%	to	2.75%	5,257,305	18.11	to	25.32	155,396,682	1.13%	-2.92%	to	-5.21%
2014	0.40%	to	2.75%	4,963,956	18.66	to	26.71	152,227,565	1.10%	8.98%	to	6.41%
2013	0.40%	to	2.65%	4,806,703	17.12	to	27.77	136,319,618	1.14%	32.52%	to	29.52%
2012	0.40%	to	2.75%	4,886,268	12.92	to	19.40	105,624,395	1.09%	17.00%	to	14.24%
2011	0.40%	to	3.05%	5,247,331	11.04	to	16.54	98,339,715	0.78%	-2.93%	to	-5.51%
NVIT Money Market Fund - Class I (SAM)
2015	0.40%	to	2.85%	50,544,180	9.89	to	8.01	590,994,138	0.00%	-0.40%	to	-2.85%
2014	0.40%	to	2.90%	52,507,000	9.93	to	8.20	618,897,252	0.00%	-0.40%	to	-2.90%
2013	0.40%	to	2.95%	51,823,152	9.97	to	8.39	618,554,973	0.00%	-0.40%	to	-2.95%
2012	0.40%	to	3.30%	55,839,551	10.01	to	8.34	669,400,136	0.00%	-0.40%	to	-3.31%
2011	0.40%	to	3.30%	52,755,926	10.05	to	8.63	654,112,501	0.00%	-0.40%	to	-3.29%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2015	0.80%	to	1.40%	2,745,069	$9.62	to	$9.52	$26,162,417	0.68%	-1.29%	to	-1.88%
2014	0.80%	to	1.40%	3,252,855	9.74	to	9.70	31,573,613	1.05%	-2.58%	to	-2.99%	****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2015	0.40%	to	2.95%	11,631,797	12.12	to	9.34	121,523,376	0.12%	-1.05%	to	-3.59%
2014	0.40%	to	3.05%	13,009,367	12.25	to	9.62	138,699,946	2.12%	-1.75%	to	-4.36%
2013	0.40%	to	3.05%	15,025,508	12.47	to	10.06	164,321,828	0.99%	20.59%	to	17.39%
2012	0.40%	to	3.20%	17,611,397	10.34	to	8.51	161,275,138	0.33%	15.06%	to	11.82%
2011	0.65%	to	3.20%	20,747,296	8.37	to	7.61	166,929,621	1.07%	-10.21%	to	-12.51%
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2015	0.80%	to	1.40%	394,375	8.53	to	8.44	3,331,749	1.22%	-5.88%	to	-6.45%
2014	0.80%	to	1.40%	451,831	9.06	to	9.02	4,077,594	1.77%	-9.42%	to	-9.80%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2015	0.40%	to	2.85%	3,936,869	8.55	to	12.08	55,722,655	1.02%	-5.72%	to	-8.04%
2014	0.40%	to	2.85%	3,915,281	9.07	to	13.14	59,443,203	2.68%	-9.34%	to	-12.25%	****
2013	0.95%	to	2.10%	30,305	15.62	to	16.25	519,923	2.15%	19.90%	to	18.51%
2012	0.95%	to	2.10%	35,976	13.03	to	13.71	517,528	0.12%	15.93%	to	14.58%
2011	0.95%	to	2.10%	44,925	11.24	to	11.97	559,837	1.41%	-17.21%	to	-18.17%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2015	0.80%	to	1.40%	621,350	15.60	to	14.89	9,315,584	0.45%	2.61%	to	1.99%
2014	0.80%	to	1.40%	708,684	15.20	to	14.60	10,408,893	0.47%	9.55%	to	8.89%
2013	0.80%	to	1.40%	831,103	13.88	to	13.41	11,200,675	0.76%	33.66%	to	32.86%
2012	0.80%	to	1.40%	904,873	10.38	to	10.09	9,170,528	0.45%	15.42%	to	14.72%
2011	0.80%	to	1.40%	1,104,279	8.99	to	8.80	9,746,079	0.01%	-3.68%	to	-4.26%
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2015	0.40%	to	2.95%	8,107,986	15.92	to	12.95	117,161,971	0.22%	2.72%	to	0.09%
2014	0.40%	to	3.05%	8,723,839	15.50	to	12.85	124,086,141	0.24%	9.71%	to	6.79%
2013	0.40%	to	3.05%	9,742,636	14.13	to	12.03	127,555,037	0.50%	33.88%	to	30.32%
2012	0.40%	to	3.20%	10,753,793	10.55	to	9.16	106,290,589	0.22%	15.67%	to	12.42%
2011	0.40%	to	3.20%	13,148,749	9.12	to	8.15	113,477,686	0.00%	-3.62%	to	-6.32%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2015	0.80%	to	1.40%	250,352	16.16	to	15.61	3,923,567	1.22%	-3.93%	to	-4.51%
2014	0.80%	to	1.40%	296,761	16.82	to	16.35	4,868,741	1.21%	9.63%	to	8.97%
2013	0.80%	to	1.40%	320,482	15.34	to	15.00	4,820,743	1.43%	34.36%	to	33.54%
2012	0.80%	to	1.40%	284,923	11.42	to	11.24	3,208,201	1.25%	16.87%	to	16.16%
2011	0.80%	to	1.40%	341,497	9.77	to	9.67	3,307,487	1.09%	-6.58%	to	-7.15%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2015	0.40%	to	2.80%	6,048,438	14.91	to	11.64	77,594,537	1.01%	-3.82%	to	-6.14%
2014	0.40%	to	2.75%	5,883,975	15.50	to	12.45	79,361,366	1.09%	9.80%	to	7.21%
2013	0.40%	to	2.65%	5,423,937	14.12	to	11.68	67,465,993	1.25%	34.49%	to	31.45%
2012	0.40%	to	2.80%	5,175,853	10.50	to	8.82	48,453,793	1.19%	17.12%	to	14.29%
2011	0.40%	to	2.95%	5,145,247	8.96	to	7.67	41,597,008	0.87%	-6.47%	to	-8.86%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2015	0.80%	to	1.40%	11,576,148	15.11	to	14.43	168,141,797	0.00%	-0.98%	to	-1.58%
2014	0.80%	to	1.40%	12,805,808	15.26	to	14.66	188,821,261	0.00%	3.20%	to	2.58%
2013	0.80%	to	1.40%	14,421,413	14.79	to	14.29	207,116,635	0.00%	37.83%	to	37.00%
2012	0.80%	to	1.40%	16,471,475	10.73	to	10.43	172,515,313	0.00%	13.98%	to	13.29%
2011	0.80%	to	1.40%	18,999,885	9.41	to	9.21	175,492,290	0.00%	-4.99%	to	-5.57%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2015	0.40%	to	2.95%	8,659,725	14.99	to	12.53	121,110,111	0.00%	-0.74%	to	-3.29%
2014	0.40%	to	3.05%	8,653,958	15.10	to	12.87	123,447,811	0.00%	3.31%	to	0.56%
2013	0.40%	to	3.05%	9,737,422	14.61	to	12.80	135,678,865	0.00%	38.05%	to	34.38%
2012	0.40%	to	3.20%	11,668,408	10.59	to	9.46	118,934,528	0.00%	14.18%	to	10.97%
2011	0.40%	to	3.20%	14,187,931	9.27	to	8.52	127,998,792	0.00%	-4.83%	to	-7.50%
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2015	0.40%	to	0.60%	14,266	13.41	to	13.34	191,283	2.26%	-3.14%	to	-3.33%
2014			0.40%	1,719			13.85	23,808	1.99%			16.68%
2013			0.40%	329			11.87	3,905	1.33%			18.70%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2015	0.40%	to	2.95%	16,383,590	18.39	to	14.69	271,418,395	1.16%	-3.27%	to	-5.75%
2014	0.65%	to	3.05%	18,226,226	18.22	to	15.48	315,118,479	1.36%	16.26%	to	13.45%
2013	0.65%	to	3.05%	20,097,001	15.67	to	13.65	301,002,162	1.16%	34.80%	to	31.54%
2012	0.40%	to	3.20%	22,970,709	12.07	to	10.30	257,001,207	1.09%	15.88%	to	12.61%
2011	0.40%	to	3.20%	27,202,766	10.41	to	9.14	265,164,390	0.81%	-2.71%	to	-5.44%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2015	0.80%	to	1.40%	608,574	11.46	to	10.42	6,436,694	0.00%	-0.05%	to	-0.65%
2014	0.80%	to	1.40%	608,105	11.46	to	10.49	6,466,067	0.00%	1.99%	to	1.37%
2013	0.80%	to	1.40%	729,385	11.24	to	10.35	7,636,699	0.00%	43.14%	to	42.27%
2012	0.80%	to	1.40%	896,886	7.85	to	7.27	6,598,263	0.00%	12.53%	to	11.85%
2011	0.80%	to	1.40%	954,853	6.98	to	6.50	6,273,549	0.00%	-1.44%	to	-2.04%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2015	0.40%	to	2.80%	1,375,061	$14.43	to	$17.12	$29,882,885	0.00%	0.13%	to	-2.29%
2014	0.40%	to	2.80%	1,159,126	14.41	to	17.52	25,535,194	0.00%	2.13%	to	-0.33%
2013	0.40%	to	2.65%	1,124,666	14.11	to	19.65	24,462,929	0.00%	43.37%	to	40.14%
2012	0.40%	to	2.80%	1,133,372	9.84	to	12.56	17,482,428	0.00%	12.64%	to	9.92%
2011	0.65%	to	2.80%	1,534,116	8.49	to	11.43	21,201,023	0.00%	-1.50%	to	-3.63%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2015	0.40%	to	1.40%	920,025	12.49	to	32.29	29,770,072	0.68%	-6.40%	to	-7.34%
2014	0.40%	to	1.40%	1,020,116	13.34	to	34.85	35,935,394	0.51%	6.59%	to	5.52%
2013	0.80%	to	1.40%	1,227,066	36.32	to	33.03	41,046,063	0.82%	39.28%	to	38.44%
2012	0.80%	to	1.40%	1,335,920	26.08	to	23.86	32,239,790	0.82%	19.48%	to	18.76%
2011	0.80%	to	1.40%	1,530,375	21.83	to	20.09	31,072,461	0.44%	-5.83%	to	-6.40%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2015	0.40%	to	2.75%	1,128,122	17.66	to	23.53	34,331,477	0.47%	-6.66%	to	-8.87%
2014	0.40%	to	2.75%	1,133,233	18.92	to	25.82	37,480,517	0.29%	6.34%	to	3.83%
2013	0.40%	to	2.70%	1,171,234	17.80	to	28.23	36,924,190	0.67%	39.46%	to	36.25%
2012	0.40%	to	2.90%	1,031,471	12.76	to	17.99	23,534,009	0.53%	19.82%	to	16.81%
2011	0.40%	to	2.90%	1,135,796	10.65	to	15.40	22,006,668	0.31%	-5.83%	to	-8.19%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2015	0.40%	to	1.40%	1,264,093	12.71	to	51.99	65,157,947	0.36%	-2.03%	to	-3.01%
2014	0.40%	to	1.40%	1,418,968	12.98	to	53.60	75,492,828	0.16%	0.41%	to	-0.60%
2013	0.60%	to	1.40%	1,570,642	12.91	to	53.92	85,139,423	0.13%	29.06%	to	38.94%	****
2012	0.80%	to	1.40%	1,793,384	43.04	to	38.81	70,518,786	0.15%	14.58%	to	13.88%
2011	0.80%	to	1.40%	2,073,053	37.57	to	34.08	71,520,637	0.53%	-6.31%	to	-6.88%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2015	0.40%	to	2.65%	1,435,176	15.87	to	24.84	40,859,982	0.14%	-2.29%	to	-4.50%
2014	0.40%	to	2.65%	1,594,729	16.24	to	26.00	47,011,896	0.00%	0.15%	to	-2.11%
2013	0.40%	to	2.95%	1,735,362	16.21	to	23.54	51,611,031	0.13%	39.99%	to	36.41%
2012	0.40%	to	2.95%	2,003,112	11.58	to	17.25	43,191,550	0.00%	14.76%	to	11.82%
2011	0.75%	to	2.95%	2,180,295	9.60	to	15.43	41,474,802	0.47%	-6.51%	to	-8.58%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2015	0.40%	to	2.85%	13,639,542	12.92	to	11.83	204,957,701	1.99%	-3.28%	to	-5.66%
2014	0.40%	to	2.80%	13,686,203	13.35	to	12.62	213,806,609	3.24%	3.47%	to	0.97%
2013	0.40%	to	2.95%	12,261,303	12.91	to	12.29	187,266,465	3.53%	-1.52%	to	-4.04%
2012	0.40%	to	2.95%	10,834,509	13.11	to	12.81	169,630,801	2.63%	11.80%	to	8.93%
2011	0.40%	to	2.95%	9,793,974	11.72	to	11.76	138,341,481	4.40%	5.13%	to	2.44%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2015	0.40%	to	2.75%	12,236,451	11.15	to	9.26	124,426,225	1.69%	-0.74%	to	-3.08%
2014	0.40%	to	2.80%	11,240,208	11.23	to	9.52	116,324,594	1.04%	0.09%	to	-2.32%
2013	0.40%	to	2.95%	9,506,940	11.22	to	9.66	99,464,599	1.20%	-0.29%	to	-2.85%
2012	0.40%	to	3.30%	7,363,429	11.26	to	9.78	78,140,497	1.40%	3.11%	to	0.10%
2011	0.40%	to	3.30%	6,676,235	10.92	to	9.77	69,466,322	1.59%	0.89%	to	-2.04%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2015	0.80%	to	1.40%	14,295,494	24.43	to	23.46	337,050,583	0.62%	4.25%	to	3.62%
2014	0.80%	to	1.40%	16,100,387	23.43	to	22.64	366,069,572	0.71%	7.93%	to	7.28%
2013	0.80%	to	1.40%	18,014,768	21.71	to	21.10	381,522,398	0.77%	35.61%	to	34.79%
2012	0.80%	to	1.40%	20,923,729	16.01	to	15.66	328,501,051	0.69%	17.73%	to	17.02%
2011	0.80%	to	1.40%	24,571,339	13.60	to	13.38	329,412,509	0.66%	-3.01%	to	-3.60%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2015	0.40%	to	2.85%	9,578,573	24.67	to	20.90	219,506,281	0.37%	4.40%	to	1.84%
2014	0.40%	to	2.80%	10,506,727	23.63	to	20.58	233,232,813	0.45%	8.13%	to	5.52%
2013	0.40%	to	2.95%	12,147,466	21.85	to	19.36	251,927,500	0.51%	35.74%	to	32.27%
2012	0.40%	to	2.95%	14,521,525	16.10	to	14.64	224,173,932	0.43%	17.95%	to	14.92%
2011	0.65%	to	2.95%	17,340,176	13.56	to	12.74	229,464,344	0.41%	-3.13%	to	-5.37%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2015	0.40%	to	2.95%	14,993,808	14.98	to	12.60	208,223,888	1.84%	-4.29%	to	-6.74%
2014	0.40%	to	3.05%	15,012,122	15.65	to	13.43	220,101,327	3.59%	-8.51%	to	-10.95%
2013	0.40%	to	3.05%	15,771,695	17.11	to	15.08	255,205,998	1.81%	19.61%	to	16.43%
2012	0.40%	to	3.20%	17,866,204	14.30	to	12.88	244,192,723	2.44%	19.08%	to	15.73%
2011	0.40%	to	3.20%	19,166,748	12.01	to	11.13	222,434,162	2.83%	-12.78%	to	-15.23%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2015	0.40%	to	0.60%	22,472	12.16	to	12.10	273,070	1.35%	-6.67%	to	-6.86%
2014	0.40%	to	0.60%	34,050	13.03	to	12.99	443,482	2.30%	8.73%	to	8.51%
2013	0.40%	to	0.60%	16,278	11.98	to	11.97	195,038	0.00%	19.85%	to	19.69%	****
Invesco NVIT Comstock Value Fund - Class II (EIF2)
2015	0.40%	to	2.95%	7,132,894	14.86	to	17.50	162,129,967	1.55%	-6.89%	to	-9.27%
2014	0.40%	to	3.05%	7,305,999	15.96	to	19.06	180,247,716	1.28%	8.49%	to	5.60%
2013	0.40%	to	3.05%	7,694,919	14.71	to	18.05	176,761,059	0.00%	34.76%	to	31.18%
2012	0.65%	to	3.20%	7,739,216	10.32	to	13.55	133,169,084	1.01%	17.40%	to	14.38%
2011	0.65%	to	3.20%	8,681,768	8.79	to	11.85	128,259,076	1.14%	-3.18%	to	-5.66%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Real Estate Fund - Class I (NVRE1)
2015	0.80%	to	1.40%	3,980,586	$14.02	to	$13.38	$53,571,068	2.51%	-6.11%	to	-6.68%
2014	0.80%	to	1.40%	4,693,279	14.93	to	14.34	67,636,763	2.95%	27.85%	to	27.08%
2013	0.80%	to	1.40%	4,873,879	11.68	to	11.28	55,228,629	1.41%	2.22%	to	1.60%
2012	0.80%	to	1.40%	5,802,593	11.42	to	11.10	64,663,437	1.03%	14.86%	to	14.16%
2011	0.80%	to	1.40%	6,584,064	9.95	to	9.73	64,220,052	0.86%	5.65%	to	5.01%
NVIT Real Estate Fund - Class II (NVRE2)
2015	0.40%	to	2.85%	7,214,889	28.60	to	11.69	93,363,754	2.38%	-6.04%	to	-8.35%
2014	0.40%	to	2.85%	8,086,103	30.43	to	12.75	112,777,865	3.07%	28.09%	to	24.94%
2013	0.40%	to	2.80%	6,586,101	23.76	to	10.24	72,709,206	1.27%	2.29%	to	-0.18%
2012	0.65%	to	2.80%	6,374,471	11.36	to	10.25	69,601,956	0.81%	14.83%	to	12.34%
2011	0.65%	to	2.80%	6,645,388	9.89	to	9.13	63,716,493	0.61%	5.45%	to	3.17%
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2015	0.40%	to	2.40%	474,175	11.13	to	10.55	5,086,004	3.11%	-2.15%	to	-4.12%
2014	0.40%	to	1.80%	125,679	11.38	to	11.11	1,401,443	3.20%	1.45%	to	0.03%
2013			0.60%	2,099			11.20	23,510	0.71%			12.01%	****
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
2015	1.30%	to	2.40%	170,818	11.03	to	10.71	1,861,135	5.84%	-4.42%	to	-5.48%
2014	1.60%	to	1.80%	13,188	11.48	to	11.45	151,431	1.86%	1.48%	to	1.27%
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2015	0.40%	to	2.85%	91,651,481	10.51	to	9.84	935,119,776	1.21%	-5.26%	to	-7.59%
2014	0.40%	to	2.75%	69,392,456	11.10	to	10.66	755,595,648	3.76%	0.61%	to	-1.76%
2013	0.40%	to	2.30%	20,316,134	11.03	to	10.89	222,426,695	3.28%	10.31%	to	8.90%	****
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2015	0.40%	to	2.85%	45,300,352	10.57	to	9.89	464,991,727	1.31%	-4.68%	to	-7.02%
2014	0.40%	to	2.85%	34,616,610	11.09	to	10.64	376,761,705	3.64%	1.85%	to	-0.65%
2013	0.40%	to	2.65%	9,283,008	10.89	to	10.73	100,339,679	3.34%	8.92%	to	7.27%	****
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2015	0.40%	to	2.85%	65,985,280	10.48	to	9.81	671,610,820	1.87%	-4.34%	to	-6.69%
2014	0.40%	to	2.50%	43,498,040	10.96	to	10.58	467,813,783	1.87%	1.33%	to	-0.81%
2013	0.40%	to	2.30%	11,584,365	10.81	to	10.68	124,342,023	3.40%	8.14%	to	6.76%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2015	0.40%	to	2.85%	33,773,880	10.55	to	9.87	345,921,135	1.67%	-3.63%	to	-6.00%
2014	0.40%	to	2.85%	24,393,200	10.94	to	10.50	262,077,939	2.20%	2.05%	to	-0.46%
2013	0.40%	to	2.30%	6,817,671	10.73	to	10.59	72,583,126	3.12%	7.25%	to	5.88%	****
NVIT Small Cap Index Fund Class II (NVSIX2)
2015	0.40%	to	2.80%	3,214,294	12.48	to	11.69	38,783,835	1.30%	-5.26%	to	-7.55%
2014	0.40%	to	2.80%	1,861,847	13.17	to	12.64	24,010,339	1.25%	4.13%	to	1.62%
2013	0.40%	to	2.80%	723,265	12.65	to	12.44	9,071,715	2.35%	26.46%	to	24.42%	****
NVIT S&P 500 Index Fund Class II (GVEX2)
2015	0.40%	to	2.85%	22,546,059	13.33	to	12.47	290,326,944	2.08%	0.54%	to	-1.93%
2014	0.40%	to	2.85%	12,997,434	13.26	to	12.72	168,655,614	2.77%	12.62%	to	9.85%
2013	0.40%	to	2.65%	3,743,803	11.77	to	11.59	43,701,775	3.41%	17.70%	to	15.92%	****
NW BlkRkNVITMgdGlblAllocII (NVMGA2)
2015	1.15%	to	2.50%	5,340,045	9.29	to	9.23	49,503,692	0.00%	-7.15%	to	-7.74%	****
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
2015	1.30%	to	2.80%	1,241,805	10.26	to	9.36	12,569,710	1.16%	-6.01%	to	-7.44%
2014	1.30%	to	2.55%	1,045,776	10.91	to	10.62	11,316,209	1.13%	1.36%	to	0.07%
2013	1.30%	to	2.65%	496,927	10.77	to	10.60	5,328,079	0.96%	6.07%	to	4.62%
2012	1.50%	to	1.75%	28,003	10.15	to	10.14	284,049	0.00%	1.47%	to	1.42%	****
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
2015	1.30%	to	2.50%	1,049,821	10.44	to	10.04	10,832,301	1.56%	-10.56%	to	-11.64%
2014	1.30%	to	2.50%	650,405	11.67	to	11.37	7,507,452	1.02%	-0.43%	to	-1.64%
2013	1.30%	to	2.30%	402,119	11.72	to	11.58	4,688,876	1.59%	14.14%	to	12.98%
2012	1.50%	to	1.75%	14,748	10.27	to	10.26	151,391	0.00%	2.65%	to	2.61%	****
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
2015	1.15%	to	2.85%	862,211	10.64	to	9.42	8,995,509	1.26%	-7.75%	to	-9.33%
2014	1.15%	to	2.85%	835,495	11.54	to	10.39	9,509,888	1.41%	1.32%	to	-0.42%
2013	1.15%	to	2.30%	189,573	11.39	to	11.23	2,144,830	1.25%	10.68%	to	9.39%
2012	1.50%	to	1.75%	7,494			10.28	77,059	0.00%	2.83%	to	2.79%	****
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2015	0.40%	to	0.60%	12,103	10.81	to	10.75	130,620	3.29%	-0.11%	to	-0.31%
2014	0.40%	to	0.60%	10,527	10.82	to	10.78	113,773	1.56%	10.71%	to	10.49%
Real Return Portfolio - Advisor Class (PMVRA)
2015	0.40%	to	0.60%	15,317	8.90	to	8.85	136,240	5.77%	-3.19%	to	-3.38%
2014			0.40%	5,579			9.19	51,261	1.15%			2.58%
2013			0.40%	3,432			8.96	30,740	3.61%			-10.43%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2015			0.40%	40,380			$12.86	$519,385	2.14%			0.89%
2014			0.40%	41,081			12.75	523,746	2.22%			6.68%
2013			0.40%	36,960			11.95	441,698	2.53%			15.81%
2012			0.40%	18,205			10.32	187,865	2.15%			12.92%
2011			0.40%	4,833			9.14	44,167	0.00%			-8.61%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2015	0.95%	to	2.25%	223,475	21.01	to	22.04	5,355,148	1.16%	0.46%	to	-0.86%
2014	0.95%	to	2.25%	261,769	20.91	to	22.23	6,282,093	1.08%	8.25%	to	6.83%
2013	0.95%	to	2.30%	317,866	19.32	to	20.69	7,094,461	1.13%	33.31%	to	31.50%
2012	0.95%	to	2.30%	367,311	14.49	to	15.73	6,194,505	1.34%	16.13%	to	14.54%
2011	0.95%	to	2.30%	449,878	12.48	to	13.74	6,554,605	1.09%	5.06%	to	3.64%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2015	0.40%	to	0.60%	23,874	12.61	to	12.54	300,857	0.73%	-5.86%	to	-6.05%
2014	0.40%	to	0.60%	18,476	13.40	to	13.35	247,443	0.75%	8.76%	to	8.54%
2013	0.40%	to	0.60%	14,380	12.32	to	12.30	177,100	0.23%	23.19%	to	23.02%	****
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2015	0.40%	to	2.85%	2,884,800	17.61	to	24.95	90,490,876	0.52%	-6.07%	to	-8.38%
2014	0.40%	to	2.85%	2,879,983	18.75	to	27.23	97,393,192	0.46%	8.51%	to	5.84%
2013	0.40%	to	2.80%	2,947,714	17.28	to	25.87	92,748,360	0.41%	37.08%	to	33.78%
2012	0.40%	to	2.80%	2,682,273	12.61	to	19.34	62,525,958	0.29%	17.99%	to	15.14%
2011	0.40%	to	2.80%	2,665,187	10.68	to	16.79	53,434,948	0.24%	-8.99%	to	-11.18%
VP Balanced Fund - Class I (ACVB)
2015	0.80%	to	1.40%	952,327	29.44	to	30.41	31,165,843	1.72%	-3.35%	to	-3.94%
2014	0.80%	to	1.40%	1,071,298	30.46	to	31.65	36,439,627	1.53%	8.97%	to	8.32%
2013	0.80%	to	1.40%	1,136,387	27.95	to	29.22	35,660,596	1.58%	16.49%	to	15.78%
2012	0.80%	to	1.40%	1,270,811	23.99	to	25.24	34,413,231	2.06%	10.90%	to	10.23%
2011	0.80%	to	1.40%	1,363,531	21.63	to	22.90	33,399,691	1.87%	4.49%	to	3.86%
VP Income & Growth Fund - Class I (ACVIG)
2015	0.80%	to	1.40%	774,518	19.89	to	17.87	14,032,779	2.09%	-6.38%	to	-6.94%
2014	0.80%	to	1.40%	888,260	21.24	to	19.20	17,283,590	2.02%	11.60%	to	10.93%
2013	0.80%	to	1.40%	970,158	19.03	to	17.31	17,004,656	2.23%	34.73%	to	33.92%
2012	0.80%	to	1.40%	1,072,863	14.13	to	12.92	14,026,017	2.08%	13.82%	to	13.13%
2011	0.80%	to	1.40%	1,231,796	12.41	to	11.42	14,222,208	1.54%	2.29%	to	1.67%
VP Income & Growth Fund - Class II (ACVIG2)
2015	0.95%	to	2.40%	161,772	20.22	to	20.13	3,616,427	1.80%	-6.84%	to	-8.21%
2014	0.95%	to	2.40%	223,567	21.71	to	21.93	5,305,520	1.77%	11.26%	to	9.64%
2013	0.95%	to	2.40%	242,506	19.51	to	20.00	5,200,052	1.95%	34.20%	to	32.23%
2012	0.95%	to	2.40%	266,974	14.54	to	15.12	4,322,744	1.82%	13.37%	to	11.70%
2011	0.95%	to	2.40%	311,018	12.82	to	13.54	4,486,341	1.27%	1.88%	to	0.39%
VP Inflation Protection Fund - Class II (ACVIP2)
2015	0.40%	to	2.70%	16,784,497	12.22	to	11.16	218,767,491	1.96%	-2.86%	to	-5.10%
2014	0.40%	to	2.80%	18,201,387	12.58	to	11.61	246,972,854	1.30%	2.89%	to	0.41%
2013	0.40%	to	2.95%	18,608,330	12.22	to	11.37	247,747,141	1.63%	-8.85%	to	-11.18%
2012	0.40%	to	3.30%	18,958,776	13.41	to	12.35	280,132,988	2.45%	6.96%	to	3.83%
2011	0.40%	to	3.30%	17,822,531	12.54	to	11.89	248,904,528	4.07%	11.30%	to	8.07%
VP Mid Cap Value Fund - Class I (ACVMV1)
2015	0.40%	to	1.40%	424,721	13.22	to	19.23	8,057,157	1.65%	-1.83%	to	-2.81%
2014	0.40%	to	1.40%	517,561	13.47	to	19.78	10,187,275	1.18%	15.96%	to	14.79%
2013	0.40%	to	1.40%	559,245	11.62	to	17.23	9,698,315	1.22%	16.17%	to	28.29%	****
2012	0.80%	to	1.40%	537,946	13.99	to	13.43	7,269,434	2.03%	15.40%	to	14.70%
2011	0.80%	to	1.40%	580,082	12.12	to	11.71	6,829,047	1.33%	-1.49%	to	-2.08%
VP Mid Cap Value Fund - Class II (ACVMV2)
2015	0.40%	to	2.85%	5,648,494	20.18	to	19.46	125,755,186	1.52%	-1.97%	to	-4.38%
2014	0.40%	to	2.85%	5,721,471	20.59	to	20.35	131,436,311	1.02%	15.77%	to	12.93%
2013	0.40%	to	2.95%	5,082,599	17.78	to	17.86	102,297,713	1.07%	29.38%	to	26.07%
2012	0.40%	to	3.30%	5,121,977	13.74	to	13.78	80,532,667	1.88%	15.76%	to	12.38%
2011	0.40%	to	3.30%	4,998,981	11.87	to	12.26	68,625,791	1.21%	-1.24%	to	-4.11%
Mid Cap Stock Portfolio - Service Shares (DVMCSS)
2015	0.40%	to	2.85%	2,257,127	10.64	to	10.20	23,521,160	0.34%	-2.91%	to	-5.29%
2014	0.40%	to	2.75%	882,717	10.96	to	10.78	9,590,077	0.00%	9.56%	to	7.82%	****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2015	0.40%	to	2.95%	2,597,922	18.72	to	25.13	76,264,013	0.76%	-2.72%	to	-5.21%
2014	0.40%	to	3.05%	3,031,376	19.24	to	26.19	92,837,743	0.62%	4.70%	to	1.92%
2013	0.40%	to	3.05%	3,719,928	18.38	to	25.70	110,561,514	1.08%	40.15%	to	36.43%
2012	0.40%	to	3.20%	3,907,331	13.11	to	18.56	83,997,413	0.46%	15.28%	to	12.03%
2011	0.40%	to	3.20%	4,193,254	11.38	to	16.56	80,122,724	0.59%	0.16%	to	-2.65%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Appreciation Portfolio - Initial Shares (DCAP)
2015	0.80%	to	1.40%	1,207,976	$24.43	to	$21.84	$26,784,876	1.69%	-3.25%	to	-3.83%
2014	0.80%	to	1.40%	1,396,574	25.25	to	22.71	32,171,783	1.81%	7.23%	to	6.58%
2013	0.80%	to	1.40%	1,661,858	23.55	to	21.31	35,885,502	1.94%	20.13%	to	19.41%
2012	0.80%	to	1.40%	1,973,392	19.60	to	17.84	35,662,378	3.67%	9.54%	to	8.88%
2011	0.80%	to	1.40%	1,991,035	17.89	to	16.39	33,021,204	1.60%	8.14%	to	7.49%
Appreciation Portfolio - Service Shares (DCAPS)
2015	0.40%	to	2.75%	5,048,905	15.00	to	16.85	104,183,974	1.45%	-3.10%	to	-5.39%
2014	0.40%	to	2.75%	5,545,660	15.48	to	17.81	119,292,371	1.60%	7.40%	to	4.86%
2013	0.40%	to	2.75%	5,967,733	14.41	to	16.98	121,280,253	1.72%	20.34%	to	17.50%
2012	0.40%	to	2.75%	6,144,933	11.97	to	14.45	105,436,097	3.22%	9.70%	to	7.10%
2011	0.40%	to	2.80%	5,240,577	10.92	to	13.43	83,122,167	1.22%	8.30%	to	5.70%
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2015	0.95%	to	2.25%	50,639	15.95	to	17.36	965,449	0.00%	-3.45%	to	-4.72%
2014	0.95%	to	2.25%	58,484	16.52	to	18.22	1,155,794	0.00%	0.36%	to	-0.96%
2013	0.95%	to	2.25%	66,935	16.47	to	18.40	1,328,347	0.00%	46.81%	to	44.89%
2012	0.95%	to	2.25%	86,233	11.22	to	12.70	1,187,684	0.00%	19.09%	to	17.53%
2011	0.95%	to	2.25%	146,781	9.42	to	10.80	1,693,426	0.31%	-14.87%	to	-15.99%
Growth and Income Portfolio - Initial Shares (DGI)
2015	0.80%	to	1.40%	615,539	24.57	to	21.90	13,679,890	0.85%	0.77%	to	0.16%
2014	0.80%	to	1.40%	686,816	24.39	to	21.86	15,222,758	0.77%	9.19%	to	8.53%
2013	0.80%	to	1.40%	758,596	22.33	to	20.14	15,480,153	0.90%	35.69%	to	34.87%
2012	0.80%	to	1.40%	861,337	16.46	to	14.93	13,022,469	1.43%	17.13%	to	16.42%
2011	0.80%	to	1.40%	981,613	14.05	to	12.83	12,734,711	1.23%	-3.57%	to	-4.15%
Managed Tail Risk Fund II: Service Shares (FCA2S)
2015	0.95%	to	2.25%	52,107	13.55	to	13.59	780,232	1.57%	-7.32%	to	-8.54%
2014	0.95%	to	2.25%	58,869	14.62	to	14.86	957,834	1.85%	-2.27%	to	-3.55%
2013	0.95%	to	2.30%	77,503	14.96	to	15.32	1,294,213	0.75%	15.01%	to	13.44%
2012	0.95%	to	2.40%	90,443	13.01	to	13.37	1,322,091	0.27%	8.98%	to	7.38%
2011	0.95%	to	2.40%	119,610	11.93	to	12.45	1,615,658	0.50%	-6.40%	to	-7.77%
Quality Bond Fund II - Primary Shares (FQB)
2015	0.80%	to	1.40%	471,546	16.57	to	15.25	7,258,448	3.94%	-1.04%	to	-1.64%
2014	0.80%	to	1.40%	547,230	16.74	to	15.50	8,560,284	3.72%	2.96%	to	2.34%
2013	0.80%	to	1.40%	613,836	16.26	to	15.15	9,376,584	4.42%	0.23%	to	-0.38%
2012	0.80%	to	1.40%	741,288	16.22	to	15.21	11,356,698	4.05%	8.84%	to	8.18%
2011	0.80%	to	1.40%	780,758	14.90	to	14.06	11,050,770	5.28%	1.46%	to	0.84%
Quality Bond Fund II - Service Shares (FQBS)
2015	0.95%	to	2.40%	1,625,167	14.55	to	12.07	22,156,400	3.68%	-1.39%	to	-2.83%
2014	0.95%	to	2.45%	1,947,824	14.75	to	12.34	27,031,892	3.60%	2.53%	to	0.98%
2013	0.95%	to	2.45%	2,269,504	14.39	to	12.22	30,823,735	4.10%	-0.21%	to	-1.72%
2012	0.95%	to	2.60%	2,755,559	14.42	to	12.25	37,620,602	3.95%	8.40%	to	6.59%
2011	0.95%	to	2.60%	3,296,763	13.30	to	11.49	41,686,179	5.15%	1.02%	to	-0.65%
Equity-Income Portfolio - Initial Class (FEIP)
2015	0.80%	to	1.40%	4,910,640	34.77	to	41.14	295,801,186	3.08%	-4.73%	to	-5.31%
2014	0.80%	to	1.40%	5,488,782	36.50	to	43.45	348,405,495	2.74%	7.85%	to	7.20%
2013	0.80%	to	1.40%	6,152,207	33.84	to	40.53	363,993,754	2.44%	27.12%	to	26.35%
2012	0.80%	to	1.40%	7,055,782	26.62	to	32.08	329,203,117	3.02%	16.37%	to	15.66%
2011	0.80%	to	1.40%	8,145,845	22.88	to	27.73	327,038,946	2.36%	0.17%	to	-0.44%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2015	1.10%	to	2.30%	214,890	31.30	to	26.74	6,448,388	0.83%	-4.26%	to	-5.42%
2014	1.10%	to	2.35%	247,059	32.69	to	28.10	7,757,929	0.74%	5.34%	to	4.01%
2013	1.10%	to	2.65%	297,744	31.03	to	26.13	8,897,390	0.63%	28.75%	to	26.74%
2012	1.10%	to	2.65%	387,864	24.10	to	20.62	9,012,217	0.34%	25.66%	to	23.69%
2011	1.10%	to	2.65%	490,823	19.18	to	16.67	9,070,473	0.64%	-10.04%	to	-11.44%
High Income Portfolio - Initial Class (FHIP)
2015	0.80%	to	1.40%	1,461,345	21.00	to	21.44	45,774,754	6.64%	-4.40%	to	-4.98%
2014	0.80%	to	1.40%	1,237,260	21.97	to	22.57	40,224,920	5.41%	0.35%	to	-0.26%
2013	0.80%	to	1.40%	1,392,887	21.89	to	22.62	45,516,358	5.54%	5.10%	to	4.46%
2012	0.80%	to	1.40%	1,611,234	20.83	to	21.66	50,388,870	5.46%	13.31%	to	12.63%
2011	0.80%	to	1.40%	1,920,320	18.38	to	19.23	53,138,689	6.45%	3.20%	to	2.58%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2015	0.80%	to	1.40%	2,678,898	30.24	to	28.07	113,107,245	1.52%	-0.66%	to	-1.26%
2014	0.80%	to	1.40%	2,990,233	30.44	to	28.43	127,946,744	1.44%	4.99%	to	4.35%
2013	0.80%	to	1.40%	3,367,004	28.99	to	27.24	138,009,620	1.53%	14.78%	to	14.09%
2012	0.80%	to	1.40%	3,849,011	25.26	to	23.88	137,525,874	1.47%	11.58%	to	10.90%
2011	0.80%	to	1.40%	4,443,665	22.64	to	21.53	142,760,992	1.83%	-3.34%	to	-3.92%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VIP Energy Portfolio - Service Class 2 (FNRS2)
2015	0.40%	to	2.85%	5,226,773	$12.84	to	$11.52	$68,031,516	0.98%	-21.07%	to	-23.01%
2014	0.40%	to	2.80%	4,822,302	16.27	to	15.04	80,742,354	0.69%	-13.11%	to	-15.21%
2013	0.40%	to	2.80%	4,493,171	18.73	to	17.73	87,774,213	0.73%	23.65%	to	20.67%
2012	0.65%	to	2.80%	4,666,971	8.66	to	14.70	74,165,800	0.73%	4.05%	to	1.79%
2011	0.75%	to	2.80%	5,296,112	8.29	to	14.44	82,156,680	0.82%	-5.91%	to	-7.85%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2015	0.40%	to	2.75%	12,561,654	13.49	to	17.00	265,722,172	3.10%	-4.62%	to	-6.87%
2014	0.40%	to	2.80%	12,097,661	14.15	to	18.14	271,851,252	2.75%	8.05%	to	5.44%
2013	0.40%	to	2.95%	11,637,287	13.10	to	16.93	245,481,919	2.46%	27.32%	to	24.06%
2012	0.40%	to	3.30%	10,692,821	10.29	to	13.18	179,943,768	2.97%	16.59%	to	13.18%
2011	0.40%	to	3.30%	10,951,320	8.82	to	11.64	160,429,469	2.42%	0.25%	to	-2.66%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2015	0.80%	to	1.40%	392,304	14.69	to	13.85	5,477,136	1.75%	-1.11%	to	-1.71%
2014	0.80%	to	1.40%	408,253	14.85	to	14.09	5,797,136	1.51%	3.51%	to	2.89%
2013	0.80%	to	1.40%	425,084	14.35	to	13.69	5,859,696	1.53%	12.49%	to	11.81%
2012	0.80%	to	1.40%	468,537	12.75	to	12.25	5,769,429	1.84%	10.79%	to	10.12%
2011	0.80%	to	1.40%	470,396	11.51	to	11.12	5,255,064	1.94%	-1.08%	to	-1.68%
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2015	1.10%	to	2.85%	14,703,373	15.51	to	12.82	218,655,371	1.66%	-1.62%	to	-3.37%
2014	1.10%	to	2.65%	13,432,500	15.77	to	13.54	203,616,057	1.44%	3.06%	to	1.45%
2013	1.10%	to	2.65%	12,573,844	15.30	to	13.34	185,634,738	1.60%	11.95%	to	10.20%
2012	1.10%	to	2.65%	10,721,864	13.67	to	12.11	141,890,971	1.85%	10.35%	to	8.62%
2011	1.10%	to	2.60%	9,073,579	12.39	to	11.19	109,039,045	2.09%	-1.52%	to	-3.01%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2015	0.80%	to	1.40%	720,167	14.54	to	13.71	9,968,924	1.63%	-1.16%	to	-1.76%
2014	0.80%	to	1.40%	854,239	14.71	to	13.96	12,027,623	1.60%	3.83%	to	3.20%
2013	0.80%	to	1.40%	826,009	14.17	to	13.53	11,258,198	1.72%	15.03%	to	14.33%
2012	0.80%	to	1.40%	847,317	12.32	to	11.83	10,089,918	1.93%	12.28%	to	11.60%
2011	0.80%	to	1.40%	901,996	10.97	to	10.60	9,615,738	2.06%	-1.91%	to	-2.51%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2015	1.10%	to	2.70%	29,292,814	16.10	to	13.53	453,277,086	1.57%	-1.55%	to	-3.15%
2014	1.10%	to	2.70%	30,591,200	16.35	to	13.97	482,318,111	1.42%	3.44%	to	1.77%
2013	1.10%	to	2.95%	31,237,389	15.81	to	13.42	477,920,517	1.56%	14.36%	to	12.22%
2012	1.10%	to	2.95%	31,873,679	13.82	to	11.96	427,562,784	1.90%	11.82%	to	9.73%
2011	1.10%	to	2.95%	28,669,879	12.36	to	10.90	344,893,609	2.37%	-2.33%	to	-4.15%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2015	0.80%	to	1.40%	705,477	14.75	to	13.91	9,908,634	1.60%	-1.13%	to	-1.73%
2014	0.80%	to	1.40%	751,039	14.92	to	14.16	10,723,551	1.45%	4.02%	to	3.39%
2013	0.80%	to	1.40%	781,125	14.34	to	13.69	10,777,551	1.71%	20.52%	to	19.80%
2012	0.80%	to	1.40%	716,045	11.90	to	11.43	8,239,150	2.06%	14.56%	to	13.86%
2011	0.80%	to	1.40%	688,670	10.39	to	10.04	6,953,362	2.03%	-3.47%	to	-4.06%
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2015	1.10%	to	2.60%	3,821,754	16.79	to	14.26	60,383,526	1.49%	-1.62%	to	-3.12%
2014	1.10%	to	2.75%	2,999,411	17.06	to	14.50	48,507,447	1.49%	3.59%	to	1.86%
2013	1.10%	to	2.60%	2,483,236	16.47	to	14.43	39,129,430	1.61%	20.07%	to	18.25%
2012	1.10%	to	2.60%	2,196,243	13.72	to	12.20	28,863,603	1.99%	13.91%	to	12.18%
2011	1.10%	to	2.55%	2,066,391	12.04	to	10.91	23,919,498	1.88%	-3.90%	to	-5.30%
VIP Growth Portfolio - Initial Class (FGP)
2015	0.80%	to	1.40%	4,110,706	35.42	to	43.79	360,043,045	0.25%	6.32%	to	5.67%
2014	0.80%	to	1.40%	4,557,714	33.32	to	41.44	377,412,725	0.18%	10.41%	to	9.74%
2013	0.80%	to	1.40%	5,049,679	30.18	to	37.76	380,764,588	0.28%	35.25%	to	34.43%
2012	0.80%	to	1.40%	5,741,037	22.31	to	28.09	320,126,389	0.57%	13.77%	to	13.08%
2011	0.80%	to	1.40%	6,680,291	19.61	to	24.84	327,905,995	0.35%	-0.60%	to	-1.20%
VIP Growth Portfolio - Service Class 2 (FG2)
2015	0.40%	to	2.85%	11,626,758	15.53	to	19.74	289,710,026	0.04%	6.48%	to	3.86%
2014	0.40%	to	2.85%	9,433,261	14.59	to	19.00	224,047,429	0.00%	10.57%	to	7.85%
2013	0.40%	to	2.95%	7,005,335	13.19	to	17.43	152,740,309	0.05%	35.46%	to	31.99%
2012	0.40%	to	2.95%	5,923,542	9.74	to	13.20	96,753,422	0.36%	13.94%	to	11.02%
2011	0.40%	to	2.95%	6,092,294	8.55	to	11.89	89,150,856	0.15%	-0.43%	to	-2.98%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2015	0.80%	to	1.40%	1,099,872	15.02	to	13.91	15,458,390	2.46%	-1.50%	to	-2.10%
2014	0.80%	to	1.40%	1,212,588	15.25	to	14.21	17,391,597	2.10%	4.91%	to	4.27%
2013	0.80%	to	1.40%	1,326,705	14.54	to	13.63	18,227,034	1.98%	-2.67%	to	-3.26%
2012	0.80%	to	1.40%	1,867,877	14.94	to	14.09	26,515,130	2.20%	4.92%	to	4.28%
2011	0.80%	to	1.40%	2,042,324	14.24	to	13.51	27,775,950	3.19%	6.35%	to	5.71%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2015	0.40%	to	2.95%	23,352,303	$13.34	to	$11.17	$321,188,665	2.31%	-1.25%	to	-3.77%
2014	0.40%	to	3.05%	25,450,183	13.51	to	11.47	357,562,721	1.91%	5.20%	to	2.40%
2013	0.40%	to	3.05%	27,684,133	12.84	to	11.20	372,132,171	2.16%	-2.46%	to	-5.06%
2012	0.40%	to	3.20%	28,617,794	13.17	to	11.62	397,465,850	2.07%	5.18%	to	2.22%
2011	0.40%	to	3.20%	29,688,055	12.52	to	11.37	394,645,282	2.82%	6.61%	to	3.62%
VIP Mid Cap Portfolio - Service Class (FMCS)
2015	0.80%	to	1.40%	1,253,696	16.89	to	15.93	20,145,896	0.38%	-2.29%	to	-2.88%
2014	0.80%	to	1.40%	1,445,012	17.28	to	16.40	23,883,198	0.15%	5.35%	to	4.71%
2013	0.80%	to	1.40%	1,706,222	16.41	to	15.66	26,905,580	0.41%	34.97%	to	34.16%
2012	0.80%	to	1.40%	1,935,622	12.15	to	11.67	22,729,870	0.49%	13.83%	to	13.14%
2011	0.80%	to	1.40%	2,401,588	10.68	to	10.32	24,904,322	0.13%	-11.43%	to	-11.96%
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2015	0.40%	to	2.85%	7,545,203	15.67	to	29.22	262,402,784	0.25%	-2.02%	to	-4.43%
2014	0.40%	to	2.85%	7,982,432	15.99	to	30.57	287,027,074	0.02%	5.61%	to	3.01%
2013	0.40%	to	2.95%	8,495,980	15.14	to	29.35	293,067,910	0.27%	35.33%	to	31.86%
2012	0.40%	to	3.30%	9,324,722	11.19	to	21.50	241,187,085	0.38%	14.10%	to	10.77%
2011	0.40%	to	3.30%	10,141,828	9.81	to	19.41	233,130,775	0.02%	-11.21%	to	-13.79%
VIP Overseas Portfolio - Initial Class (FOP)
2015	0.80%	to	1.40%	2,102,387	24.75	to	23.83	63,136,573	1.46%	2.80%	to	2.17%
2014	0.80%	to	1.40%	1,559,134	24.08	to	23.32	45,698,046	1.27%	-8.81%	to	-9.36%
2013	0.80%	to	1.40%	1,772,900	26.41	to	25.73	57,237,455	1.35%	29.39%	to	28.61%
2012	0.80%	to	1.40%	2,036,328	20.41	to	20.01	50,881,408	1.89%	19.77%	to	19.05%
2011	0.80%	to	1.40%	2,365,334	17.04	to	16.80	49,616,178	1.31%	-17.83%	to	-18.32%
VIP Overseas Portfolio - Service Class 2 (FO2)
2015	0.40%	to	2.85%	4,070,933	9.42	to	18.44	87,655,046	1.68%	-5.82%	to	0.35%	****
2014	1.15%	to	2.25%	73,649	22.98	to	20.12	1,645,886	1.00%	-9.35%	to	-10.36%
2013	1.15%	to	2.25%	93,749	25.35	to	22.45	2,314,397	0.96%	28.67%	to	27.24%
2012	1.15%	to	2.25%	124,307	19.70	to	17.64	2,396,554	1.64%	18.99%	to	17.66%
2011	1.10%	to	2.25%	149,602	16.63	to	14.99	2,423,876	1.01%	-18.25%	to	-19.20%
VIP Value Strategies Portfolio - Service Class (FVSS)
2015	0.80%	to	1.40%	221,601	23.13	to	21.29	4,774,145	0.98%	-3.83%	to	-4.41%
2014	0.80%	to	1.40%	253,492	24.06	to	22.28	5,708,953	0.82%	5.84%	to	5.20%
2013	0.80%	to	1.40%	334,669	22.73	to	21.17	7,155,947	0.79%	29.40%	to	28.62%
2012	0.80%	to	1.40%	396,128	17.56	to	16.46	6,579,269	0.50%	26.08%	to	25.32%
2011	0.80%	to	1.40%	432,099	13.93	to	13.14	5,721,382	0.81%	-9.58%	to	-10.12%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2015	0.40%	to	2.85%	17,158,069	18.19	to	12.08	234,757,036	4.70%	-7.43%	to	-9.70%
2014	0.40%	to	2.85%	17,836,972	19.65	to	13.38	267,043,861	4.88%	4.20%	to	1.63%
2013	0.40%	to	2.80%	13,882,728	18.86	to	13.22	202,498,769	6.27%	13.49%	to	10.75%
2012	0.65%	to	2.80%	11,580,755	12.21	to	11.94	150,710,957	6.36%	11.92%	to	9.49%
2011	0.75%	to	2.95%	11,167,150	10.86	to	10.81	131,070,725	5.75%	1.62%	to	-0.63%
Rising Dividends Securities Fund - Class 2 (FTVRD2)
2015	0.95%	to	2.65%	1,656,734	21.30	to	20.57	39,660,982	1.44%	-4.56%	to	-6.20%
2014	0.95%	to	2.65%	2,031,340	22.32	to	21.93	51,130,465	1.32%	7.69%	to	5.84%
2013	0.95%	to	2.65%	2,397,373			20.72	56,329,577	1.57%	28.46%	to	26.25%
2012	0.95%	to	2.80%	2,898,040	16.13	to	14.96	53,163,767	1.62%	10.90%	to	8.82%
2011	0.95%	to	2.80%	3,637,623	14.55	to	13.75	60,305,085	1.53%	4.99%	to	3.04%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2015	0.40%	to	2.95%	3,333,199	16.56	to	22.50	96,723,877	0.63%	-7.76%	to	-10.12%
2014	0.40%	to	3.05%	3,991,805	17.95	to	24.73	126,677,957	0.61%	0.17%	to	-2.50%
2013	0.40%	to	3.05%	4,717,626	17.92	to	25.37	150,768,164	1.32%	35.69%	to	32.09%
2012	0.40%	to	3.20%	5,909,169	13.21	to	18.92	140,705,161	0.76%	17.91%	to	14.59%
2011	0.40%	to	3.20%	7,354,175	11.20	to	16.51	149,929,914	0.66%	-4.14%	to	-6.83%
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2015	0.40%	to	0.60%	55,378	11.62	to	11.55	642,479	3.12%	-4.04%	to	-4.23%
2014	0.40%	to	0.60%	44,952	12.10	to	12.06	543,337	2.39%	5.29%	to	5.07%
2013	0.40%	to	0.60%	26,408	11.50	to	11.48	303,453	1.18%	14.97%	to	14.81%	****
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2015	0.75%	to	2.65%	1,309,203	7.49	to	7.25	9,684,196	2.08%	-20.21%	to	-21.74%
2014	0.80%	to	2.65%	1,514,448	9.38	to	9.26	14,138,286	1.56%	-6.21%	to	-7.39%	****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2015	0.75%	to	2.75%	2,173,064	8.07	to	16.30	43,409,518	3.27%	-7.19%	to	-9.07%
2014	0.75%	to	2.80%	2,504,890	8.69	to	17.81	54,170,708	2.75%	-13.09%	to	-13.62%	****
2013	0.95%	to	2.25%	142,773	21.80	to	22.95	3,570,304	2.39%	21.80%	to	20.21%
2012	0.95%	to	2.25%	165,137	17.90	to	19.09	3,401,372	2.97%	17.11%	to	15.57%
2011	0.95%	to	2.25%	196,259	15.28	to	16.52	3,471,745	1.67%	-11.48%	to	-12.64%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2015	0.40%	to	2.85%	13,724,392	$9.49	to	$9.20	$126,165,269	7.94%	-4.69%	to	-7.03%
2014	0.40%	to	2.85%	14,019,187	9.95	to	9.89	136,868,159	7.06%	1.43%	to	-1.08%	****
2013	0.40%	to	0.60%	39,602	9.81	to	9.80	388,126	0.28%	-1.87%	to	-2.00%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2015	0.40%	to	2.80%	7,830,285	18.82	to	10.42	89,375,175	3.00%	-6.59%	to	-8.84%
2014	0.40%	to	2.75%	7,315,810	20.15	to	11.47	90,348,947	2.69%	2.44%	to	0.02%
2013	0.40%	to	2.65%	5,051,846	19.67	to	11.54	61,795,172	11.10%	23.28%	to	20.49%
2012	0.75%	to	2.65%	2,790,624	10.48	to	9.58	28,120,573	2.64%	14.47%	to	12.27%
2011	1.05%	to	2.65%	2,438,014	9.05	to	8.53	21,662,279	0.02%	-2.57%	to	-4.15%
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)
2015	0.40%	to	0.60%	44,614	9.71	to	9.65	432,302	7.68%	-4.25%	to	-4.45%
2014	0.40%	to	0.60%	27,378	10.14	to	10.10	277,202	5.99%	1.45%	to	1.25%
2013			0.40%	1,291			9.99	12,900	0.00%			-0.07%	****
Franklin High Income Securities Fund: Class 2 (FTVHI2)
2015	0.40%	to	0.60%	16,935	9.22	to	9.17	155,574	2.28%	-9.49%	to	-9.67%
2014	0.40%	to	0.60%	57,693	10.19	to	10.15	587,183	3.84%	-0.42%	to	-0.62%
2013	0.40%	to	0.60%	9,757	10.23	to	10.22	99,686	0.00%	2.29%	to	2.15%	****
Structured Small Cap Equity Fund: Service Shares (GVSSCS)
2015	0.40%	to	0.60%	9,328	12.83	to	12.76	119,599	0.04%	-2.88%	to	-3.08%
2014	0.40%	to	0.60%	1,553	13.21	to	13.17	20,519	0.62%	6.26%	to	6.05%
2013			0.40%	804			12.43	9,995	0.79%			24.31%	****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2015	0.40%	to	2.90%	8,637,198	10.61	to	8.53	99,694,654	1.36%	-0.22%	to	-2.72%
2014	0.40%	to	2.95%	10,327,433	10.63	to	8.72	119,826,653	1.57%	0.21%	to	-2.36%
2013	0.40%	to	2.95%	13,156,674	10.61	to	8.93	150,853,109	2.17%	0.21%	to	-2.35%
2012	0.40%	to	3.05%	13,542,864	10.59	to	9.05	157,169,937	2.89%	4.19%	to	1.41%
2011	0.40%	to	3.05%	15,352,684	10.16	to	8.93	171,320,708	3.62%	-0.11%	to	-2.76%
International Portfolio - S Class Shares (AMINS)
2015	1.50%	to	2.25%	7,363	13.46	to	12.41	96,067	1.00%	0.00%	to	-0.76%
2014	1.50%	to	2.00%	3,270	13.46	to	12.82	43,160	0.21%	-4.73%	to	-5.21%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2015	0.80%	to	2.50%	108,418	9.59	to	26.03	3,145,377	0.00%	-4.12%	to	-1.53%	****
Socially Responsive Portfolio - I Class Shares (AMSRS)
2015	0.80%	to	2.65%	879,767	21.55	to	20.74	21,369,110	0.54%	-1.26%	to	-3.10%
2014	0.80%	to	2.65%	1,041,973	21.82	to	21.40	25,709,625	0.36%	9.50%	to	7.46%
2013	0.80%	to	2.65%	1,294,218	19.93	to	19.92	29,316,744	0.68%	36.50%	to	33.96%
2012	0.80%	to	2.65%	1,432,779	14.60	to	14.87	23,889,201	0.22%	10.09%	to	8.03%
2011	0.80%	to	2.65%	1,804,517	13.26	to	13.76	27,464,680	0.32%	-3.85%	to	-5.64%
International Growth Fund/VA- Service Shares (OVIGS)
2015	1.10%	to	2.50%	2,958,757	9.22	to	9.01	27,034,360	0.90%	1.97%	to	0.53%
2014	1.10%	to	2.55%	1,107,744	9.05	to	8.96	9,982,341	0.24%	-9.54%	to	-10.43%	****
Capital Income Fund/VA - Non-Service Shares (OVMS)
2015	0.80%	to	1.40%	1,007,502	24.74	to	25.02	31,121,933	2.25%	0.02%	to	-0.58%
2014	0.80%	to	1.40%	1,097,053	24.74	to	25.17	34,056,066	2.05%	7.33%	to	6.68%
2013	0.80%	to	1.40%	1,239,133	23.05	to	23.59	36,088,027	2.35%	12.26%	to	11.59%
2012	0.80%	to	1.40%	1,434,115	20.53	to	21.14	37,466,189	1.35%	11.44%	to	10.76%
2011	0.80%	to	1.40%	1,737,854	18.42	to	19.09	40,852,941	2.36%	-0.08%	to	-0.69%
Core Bond Fund/VA - Non-Service Shares (OVB)
2015	0.80%	to	1.40%	1,172,022	16.07	to	15.54	23,357,188	4.09%	0.15%	to	-0.45%
2014	0.80%	to	1.40%	1,314,492	16.05	to	15.61	26,398,467	5.25%	6.41%	to	5.76%
2013	0.80%	to	1.40%	1,470,230	15.08	to	14.76	27,812,794	5.07%	-0.90%	to	-1.50%
2012	0.80%	to	1.40%	1,736,330	15.22	to	14.98	33,119,981	4.89%	9.41%	to	8.74%
2011	0.80%	to	1.40%	2,055,734	13.91	to	13.78	36,087,270	6.02%	7.40%	to	6.76%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2015	0.40%	to	1.40%	2,550,963	12.15	to	52.78	144,093,681	1.31%	3.53%	to	2.49%
2014	0.40%	to	1.40%	2,845,391	11.74	to	51.50	155,455,199	1.23%	1.88%	to	0.86%
2013	0.60%	to	1.40%	2,148,688	11.51	to	51.06	115,712,883	1.38%	15.06%	to	25.53%	****
2012	0.80%	to	1.40%	2,405,799	43.41	to	40.68	104,525,558	2.16%	20.29%	to	19.56%
2011	0.80%	to	1.40%	2,816,110	36.09	to	34.02	102,224,646	1.30%	-9.02%	to	-9.57%
Global Securities Fund/VA - Service Class (OVGSS)
2015	0.75%	to	2.80%	3,696,242	10.44	to	24.06	109,407,218	1.07%	2.89%	to	0.77%
2014	0.75%	to	2.75%	3,464,478	10.14	to	24.02	100,955,252	1.18%	1.42%	to	-0.75%	****
2013	0.95%	to	2.25%	244,473	24.50	to	27.33	7,307,348	1.15%	25.78%	to	24.14%
2012	0.95%	to	2.25%	310,391	19.48	to	22.02	7,406,259	1.91%	19.80%	to	18.22%
2011	0.95%	to	2.25%	368,092	16.26	to	18.62	7,361,088	1.10%	-9.39%	to	-10.58%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
International Growth Fund/VA - Non-Service Shares (OVIG)
2015	0.40%	to	0.60%	54,413	$10.99	to	$10.94	$597,685	1.32%	3.02%	to	2.81%
2014	0.40%	to	0.60%	76,193	10.67	to	10.64	811,521	1.18%	-7.59%	to	-7.78%
2013	0.40%	to	0.60%	43,039	11.55	to	11.53	496,525	0.06%	15.49%	to	15.33%	****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2015	0.40%	to	1.40%	774,547	13.72	to	15.10	11,780,983	0.92%	2.91%	to	1.88%
2014	0.40%	to	1.40%	925,786	13.33	to	14.82	13,839,721	0.81%	10.26%	to	9.15%
2013	0.40%	to	1.40%	921,054	12.09	to	13.57	12,629,553	1.10%	20.88%	to	29.93%	****
2012	0.80%	to	1.40%	1,074,623	11.28	to	10.45	11,345,866	1.01%	15.93%	to	15.23%
2011	0.80%	to	1.40%	1,223,602	9.73	to	9.07	11,201,679	0.86%	-0.81%	to	-1.41%
Main Street Fund(R)/VA - Service Class (OVGIS)
2015	0.40%	to	2.95%	8,384,656	16.01	to	18.24	196,070,657	0.65%	2.69%	to	0.07%
2014	0.40%	to	3.05%	9,304,134	15.59	to	18.01	214,327,255	0.58%	9.96%	to	7.03%
2013	0.40%	to	3.05%	11,093,728	14.18	to	16.83	234,121,775	0.86%	30.91%	to	27.43%
2012	0.40%	to	3.20%	12,583,850	10.83	to	13.01	204,894,940	0.65%	16.14%	to	12.87%
2011	0.40%	to	3.20%	15,287,929	9.33	to	11.53	216,328,023	0.59%	-0.71%	to	-3.50%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2015	0.80%	to	1.40%	425,587	16.65	to	15.70	6,736,763	0.91%	-6.65%	to	-7.22%
2014	0.80%	to	1.40%	484,310	17.83	to	16.92	8,257,676	0.92%	11.04%	to	10.37%
2013	0.80%	to	1.40%	510,359	16.06	to	15.33	7,872,940	0.89%	39.89%	to	39.04%
2012	0.80%	to	1.40%	397,625	11.48	to	11.02	4,409,595	0.57%	17.04%	to	16.33%
2011	0.80%	to	1.40%	420,119	9.81	to	9.48	4,000,819	0.57%	-2.99%	to	-3.58%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2015	0.40%	to	2.85%	2,845,336	18.24	to	25.09	90,672,952	0.64%	-6.47%	to	-8.77%
2014	0.40%	to	2.80%	2,686,320	19.50	to	27.67	92,701,568	0.63%	11.21%	to	8.53%
2013	0.40%	to	2.80%	2,350,049	17.54	to	25.50	74,014,689	0.69%	40.06%	to	36.69%
2012	0.40%	to	3.30%	2,334,765	12.52	to	17.75	53,269,053	0.33%	17.20%	to	13.78%
2011	0.40%	to	3.30%	2,533,954	10.68	to	15.60	49,994,641	0.37%	-2.77%	to	-5.60%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2015	0.80%	to	1.40%	1,168,293	9.84	to	8.95	10,612,710	0.00%	5.75%	to	5.11%
2014	0.80%	to	1.40%	1,096,038	9.31	to	8.52	9,459,072	0.00%	4.94%	to	4.30%
2013	0.80%	to	1.40%	1,372,859	8.87	to	8.16	11,347,669	0.01%	34.90%	to	34.08%
2012	0.80%	to	1.40%	1,559,411	6.58	to	6.09	9,602,969	0.00%	15.51%	to	14.81%
2011	0.80%	to	1.40%	1,900,617	5.69	to	5.30	10,183,980	0.00%	0.29%	to	-0.32%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2015	0.80%	to	1.40%	190,671	9.96	to	9.77	1,868,234	6.99%	-3.04%	to	-3.63%
2014	0.80%	to	1.40%	131,093	10.27	to	10.14	1,331,560	4.53%	2.02%	to	1.40%
2013	0.80%	to	1.40%	125,275	10.07	to	10.00	1,253,971	4.88%	-0.93%	to	-1.53%
2012	0.80%	to	1.40%	67,987	10.16	to	10.15	690,480	0.00%	1.65%	to	1.54%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2015	0.75%	to	2.45%	964,234	9.89	to	9.36	9,324,026	5.31%	-3.22%	to	-4.88%
2014	0.85%	to	2.75%	911,480	10.20	to	9.78	9,167,050	3.90%	1.62%	to	-0.33%
2013	0.85%	to	2.75%	963,727	10.04	to	9.81	9,601,690	4.50%	-1.21%	to	-3.11%
2012	0.95%	to	2.75%	874,911	10.16	to	10.12	8,879,113	0.00%	1.58%	to	1.25%	****
All Asset Portfolio - Advisor Class (PMVAAD)
2015	0.40%	to	2.75%	4,507,663	8.78	to	8.84	41,502,382	3.17%	-9.55%	to	-11.69%
2014	0.40%	to	2.60%	4,859,868	9.71	to	10.05	50,089,678	5.16%	0.05%	to	-2.16%
2013	0.65%	to	2.65%	4,567,870	10.61	to	10.26	47,681,453	5.16%	-0.54%	to	-2.54%
2012	0.65%	to	2.55%	1,874,670	10.67	to	10.53	19,881,541	6.23%	6.71%	to	5.35%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2015	0.40%	to	2.75%	1,869,995	11.59	to	9.88	20,050,860	1.41%	-7.55%	to	-9.73%
2014	0.40%	to	2.75%	1,884,511	12.54	to	10.95	22,098,472	2.00%	-0.10%	to	-2.46%
2013	0.40%	to	2.55%	2,492,506	12.55	to	11.33	29,755,599	1.72%	-6.94%	to	-8.95%
2012	0.75%	to	2.55%	1,763,524	13.31	to	12.45	22,842,574	5.09%	4.44%	to	2.54%
2011	0.75%	to	2.55%	1,837,753	12.75	to	12.14	22,970,486	1.91%	7.61%	to	5.66%
Low Duration Portfolio - Advisor Class (PMVLAD)
2015	0.40%	to	2.95%	36,964,975	12.17	to	10.24	417,352,491	3.37%	-0.19%	to	-2.75%
2014	0.40%	to	3.05%	35,370,950	12.19	to	10.47	404,377,325	1.04%	0.35%	to	-2.32%
2013	0.40%	to	3.05%	33,423,782	12.15	to	10.72	384,925,917	1.35%	-0.63%	to	-3.28%
2012	0.40%	to	3.20%	28,772,761	12.23	to	11.02	337,025,026	1.81%	5.33%	to	2.36%
2011	0.40%	to	3.20%	23,171,669	11.61	to	10.76	260,577,575	1.57%	0.60%	to	-2.22%
Total Return Portfolio - Advisor Class (PMVTRD)
2015	0.40%	to	2.85%	29,606,252	11.10	to	9.88	311,201,240	4.92%	-0.07%	to	-2.52%
2014	0.40%	to	2.85%	28,020,955	11.11	to	10.14	298,250,943	2.12%	3.75%	to	1.20%
2013	0.40%	to	2.80%	25,952,951	10.71	to	10.03	269,467,393	2.14%	-2.44%	to	-4.80%
2012	0.40%	to	2.80%	17,987,204	10.98	to	10.54	193,716,161	2.44%	9.06%	to	6.43%
2011	0.40%	to	2.70%	6,540,321	10.06	to	9.91	65,327,248	1.60%	0.64%	to	-0.90%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2015	0.40%	to	0.60%	11,828	$5.37	to	$5.34	$63,449	4.21%	-25.96%	to	-26.11%
2014	0.40%	to	0.60%	11,020	7.25	to	7.22	79,854	0.33%	-18.95%	to	-19.11%
2013			0.40%		2,094		8.94	18,722	0.00%			-10.59%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2015	0.40%	to	2.50%	529,314	9.05	to	8.55	4,624,115	5.22%	-2.76%	to	-4.81%
2014	0.40%	to	2.50%	525,844	9.30	to	8.98	4,790,708	5.27%	1.00%	to	-1.13%
2013			0.40%	807			9.21	7,433	2.35%			-7.89%	****
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2015	0.40%	to	0.60%	8,419	10.18	to	10.12	85,656	4.24%	-2.16%	to	-2.36%
2014	0.40%	to	0.60%	6,985	10.40	to	10.37	72,550	4.92%	2.82%	to	2.61%
VT Growth & Income Fund: Class IB (PVGIB)
2015	1.05%	to	2.45%	104,940	18.08	to	16.60	1,965,355	1.87%	-8.50%	to	-9.79%
2014	1.05%	to	2.45%	120,962	19.76	to	18.40	2,483,981	1.36%	9.57%	to	8.02%
2013	1.05%	to	2.30%	149,244	18.03	to	17.32	2,814,117	1.76%	34.25%	to	32.56%
2012	1.05%	to	2.30%	187,620	13.43	to	13.06	2,644,472	1.81%	17.88%	to	16.39%
2011	1.05%	to	2.35%	212,998	11.40	to	11.18	2,559,811	1.31%	-5.64%	to	-6.88%
VT International Equity Fund: Class IB (PVTIGB)
2015	1.15%	to	2.05%	11,987	18.56	to	16.53	211,545	1.27%	-1.01%	to	-1.91%
2014	1.15%	to	2.05%	14,651	18.75	to	16.85	262,993	0.95%	-7.85%	to	-8.69%
2013	1.15%	to	2.05%	17,177	20.35	to	18.46	336,690	1.50%	26.60%	to	25.45%
2012	1.15%	to	2.05%	21,475	16.07	to	14.71	332,677	2.25%	20.51%	to	19.41%
2011	1.15%	to	2.10%	28,337	13.34	to	12.27	366,694	3.58%	-17.89%	to	-18.68%
VT Voyager Fund: Class IB (PVTVB)
2015	0.95%	to	2.20%	55,063	20.48	to	19.13	1,160,971	1.25%	-7.00%	to	-8.18%
2014	0.95%	to	2.25%	96,479	22.03	to	20.71	2,194,180	0.80%	8.68%	to	7.25%
2013	0.95%	to	2.30%	100,705	20.27	to	19.21	2,129,944	0.84%	42.36%	to	40.42%
2012	0.95%	to	2.35%	127,985	14.24	to	13.61	1,899,798	0.38%	13.14%	to	11.54%
2011	0.95%	to	2.45%	221,728	12.58	to	12.09	2,914,393	0.00%	-18.63%	to	-19.86%
VI American Franchise Fund - Series II Shares (ACEG2)
2015	0.80%	to	2.50%	372,457	14.97	to	14.04	5,437,608	0.00%	3.91%	to	2.13%
2014	0.80%	to	2.50%	435,498	14.40	to	13.75	6,154,539	0.00%	7.30%	to	5.46%
2013	0.80%	to	2.50%	544,932	13.42	to	13.04	7,224,266	0.25%	38.68%	to	36.30%
2012	0.80%	to	2.55%	548,055	9.68	to	9.56	5,277,298	0.00%	-3.21%	to	-4.37%	****
Diversified Stock Fund Class A Shares (VYDS)
2015	1.15%	to	1.35%	18,880	20.35	to	19.85	378,872	0.57%	-4.23%	to	-4.42%
2014	1.15%	to	1.55%	23,756	21.25	to	20.29	497,599	0.89%	8.93%	to	8.49%
2013	1.15%	to	1.55%	25,251	19.51	to	18.70	486,302	0.63%	32.39%	to	31.85%
2012	1.15%	to	1.55%	26,781	14.73	to	14.18	390,226	0.99%	14.94%	to	14.47%
2011	1.15%	to	1.65%	27,442	12.82	to	12.29	348,002	0.64%	-7.90%	to	-8.36%
Small-Cap Portfolio - Investment Class (ROCSC)
2015	0.40%	to	0.60%	25,239	11.41	to	11.34	287,775	0.73%	-12.15%	to	-12.33%
2014	0.40%	to	0.60%	27,191	12.98	to	12.94	352,960	0.22%	2.83%	to	2.62%
2013	0.40%	to	0.60%	5,442	12.63	to	12.61	68,683	1.76%	26.27%	to	26.10%	****
Variable Fund - Multi-Hedge Strategies (RVARS)
2015	0.40%	to	2.55%	1,522,175	10.54	to	9.95	15,522,554	0.68%	1.44%	to	-0.75%
2014	0.40%	to	2.55%	1,396,728	10.39	to	10.02	14,238,125	0.00%	4.24%	to	1.99%
2013	0.40%	to	2.45%	333,972	9.97	to	9.83	3,301,465	0.00%	-0.31%	to	-1.69%	****
Health Sciences Portfolio - II (TRHS2)
2015	0.40%	to	2.85%	9,260,603	33.40	to	29.01	289,485,338	0.00%	12.02%	to	9.27%
2014	0.40%	to	2.85%	7,927,446	29.82	to	26.55	223,976,343	0.00%	30.70%	to	27.49%
2013	0.40%	to	2.80%	6,412,668	22.81	to	20.86	140,496,406	0.00%	49.91%	to	46.30%
2012	0.65%	to	2.80%	3,798,987	15.12	to	14.26	56,146,556	0.00%	30.15%	to	27.32%
2011	0.75%	to	2.80%	2,368,928	11.60	to	11.20	27,116,053	0.00%	9.56%	to	7.30%
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
2015	0.40%	to	2.80%	3,711,701	6.06	to	5.17	20,106,760	0.03%	-33.89%	to	-35.49%
2014	0.40%	to	2.75%	3,558,339	9.16	to	8.03	29,517,875	0.00%	-19.67%	to	-21.57%
2013	0.40%	to	2.55%	2,913,519	11.40	to	10.27	30,449,440	0.34%	14.03%	to	7.48%	****
2012	0.75%	to	2.55%	1,388,083	9.68	to	9.56	13,363,085	0.78%	-3.24%	to	-4.42%	****
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2015	0.80%	to	1.40%	391,393	17.34	to	17.42	7,975,891	6.65%	-13.78%	to	-14.30%
2014	0.80%	to	1.40%	435,528	20.11	to	20.33	10,362,989	5.18%	1.37%	to	0.75%
2013	0.80%	to	1.40%	489,626	19.84	to	20.17	11,575,326	2.39%	-9.90%	to	-10.44%
2012	0.80%	to	1.40%	576,088	22.02	to	22.53	15,204,351	1.74%	4.70%	to	4.07%
2011	0.80%	to	1.40%	445,923	21.03	to	21.65	11,388,013	8.06%	7.28%	to	6.63%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2015	0.80%	to	1.40%	809,875	$24.23	to	$21.59	$17,743,844	0.57%	-14.68%	to	-15.20%
2014	0.80%	to	1.40%	937,328	28.40	to	25.45	24,198,355	0.53%	-1.21%	to	-1.81%
2013	0.80%	to	1.40%	1,077,764	28.74	to	25.92	28,316,991	1.62%	11.12%	to	10.45%
2012	0.80%	to	1.40%	1,277,864	25.87	to	23.47	30,377,030	0.00%	28.77%	to	27.99%
2011	0.80%	to	1.40%	797,445	20.09	to	18.34	14,792,818	1.09%	-26.33%	to	-26.78%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2015	0.75%	to	2.75%	1,147,129	5.69	to	5.28	17,634,850	0.03%	-33.95%	to	-35.28%
2014	0.75%	to	2.75%	1,659,729	8.61	to	8.15	34,873,233	0.10%	-19.71%	to	-21.33%
2013	0.75%	to	2.80%	2,044,581	10.72	to	10.35	52,324,603	0.75%	9.70%	to	7.44%
2012	0.75%	to	2.80%	2,974,012	9.77	to	9.64	65,033,799	0.76%	-2.28%	to	-3.63%	****
2011	0.80%	to	1.40%	552,304	41.36	to	38.86	25,073,059	1.21%	-17.12%	to	-17.62%
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
2015	0.40%	to	0.60%	898,769	11.09	to	11.04	9,959,012	0.00%	-1.10%	to	-1.30%
2014	0.40%	to	0.60%	637,519	11.21	to	11.18	7,144,816	1.73%	3.49%	to	3.28%
2013	0.40%	to	0.60%	165,259			10.83	1,790,170	0.00%	8.34%	to	8.26%	****
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
2015	0.40%	to	0.60%	219,006	10.81	to	10.76	2,365,851	0.00%	-0.92%	to	-1.12%
2014	0.40%	to	0.60%	110,570	10.91	to	10.88	1,205,387	0.77%	2.65%	to	2.44%
2013	0.40%	to	0.60%	75,534	10.63	to	10.62	802,504	0.00%	6.27%	to	6.18%	****
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
2015	0.40%	to	0.60%	581,842	11.02	to	10.97	6,406,819	0.00%	-0.82%	to	-1.02%
2014	0.40%	to	0.60%	449,506	11.11	to	11.08	4,992,354	0.81%	3.34%	to	3.13%
2013	0.40%	to	0.60%	222,311	10.75	to	10.74	2,389,889	0.00%	7.53%	to	7.44%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2015	0.40%	to	2.85%	16,605,015	15.21	to	12.88	231,807,691	0.36%	-8.71%	to	-10.96%
2014	0.40%	to	2.85%	16,864,654	16.66	to	14.47	261,526,326	0.47%	-5.64%	to	-7.97%
2013	0.40%	to	2.80%	13,405,643	17.66	to	15.76	223,555,413	1.21%	24.63%	to	21.63%
2012	0.65%	to	2.80%	9,003,602	14.04	to	12.96	122,124,768	1.13%	18.40%	to	15.83%
2011	0.65%	to	2.80%	8,101,468	11.86	to	11.19	93,728,667	1.01%	-7.81%	to	-9.80%
Variable Insurance Portfolios - High Income (WRHIP)
2015	0.40%	to	2.85%	7,441,642	9.82	to	10.33	80,299,007	6.52%	-6.88%	to	-9.17%
2014	0.40%	to	2.80%	7,890,294	10.55	to	11.39	92,712,517	5.10%	1.50%	to	-0.95%
2013	0.60%	to	2.80%	7,007,963	10.38	to	11.50	82,246,215	4.30%	3.77%	to	7.41%	****
2012	0.75%	to	2.80%	2,344,079	10.86	to	10.71	25,294,682	0.05%	8.55%	to	7.05%	****
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2015	0.40%	to	2.85%	5,000,233	13.22	to	12.06	63,141,063	0.00%	-6.16%	to	-8.47%
2014	0.40%	to	2.85%	4,185,462	14.08	to	13.18	57,044,940	0.00%	7.44%	to	4.80%
2013	0.40%	to	2.65%	2,767,879	13.11	to	12.62	35,566,853	0.00%	29.42%	to	26.50%
2012	0.40%	to	2.80%	741,676	10.13	to	9.97	7,454,095	0.00%	1.29%	to	-0.34%	****
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2015	0.40%	to	0.60%	3,648	12.25	to	12.19	44,650	2.76%	-0.06%	to	-0.26%
2014	0.40%	to	0.60%	3,358	12.26	to	12.22	41,162	0.12%	4.44%	to	4.23%
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2015	0.40%	to	0.60%	248,999	13.67	to	13.51	3,404,241	1.15%	0.05%	to	-0.15%
2014	0.40%	to	0.60%	234,969	13.67	to	13.53	3,211,436	1.09%	2.98%	to	2.77%
2013	0.40%	to	0.60%	216,208	13.27	to	13.16	2,869,630	1.53%	14.29%	to	14.06%
2012			0.40%	199,019			11.61	2,311,373	0.81%			6.52%
2011			0.40%	92,333			10.90	1,006,692	0.10%			0.35%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2015	0.40%	to	0.60%	2,066,616	15.02	to	14.83	31,022,321	1.68%	-0.08%	to	-0.28%
2014	0.40%	to	0.60%	2,132,566	15.03	to	14.87	32,040,936	1.03%	3.82%	to	3.61%
2013	0.40%	to	0.60%	2,057,057	14.48	to	14.36	29,770,493	1.12%	20.35%	to	20.11%
2012			0.40%	1,406,121			12.03	16,912,148	0.74%			9.09%
2011			0.40%	424,157			11.03	4,676,395	0.61%			-1.85%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2015	0.40%	to	0.60%	3,272,222	15.63	to	15.44	51,134,710	2.26%	-0.34%	to	-0.54%
2014	0.40%	to	0.60%	3,277,315	15.68	to	15.52	51,389,608	1.04%	4.20%	to	3.99%
2013	0.40%	to	0.60%	3,153,289	15.05	to	14.93	47,456,503	1.25%	23.32%	to	23.07%
2012			0.40%	2,235,029			12.20	27,276,311	0.71%			10.37%
2011			0.40%	1,230,558			11.06	13,606,615	0.72%			-3.40%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2015	0.40%	to	0.60%	521,289	14.39	to	14.22	7,500,314	1.49%	-0.07%	to	-0.27%
2014	0.40%	to	0.60%	526,562	14.40	to	14.25	7,582,097	0.98%	3.46%	to	3.26%
2013	0.40%	to	0.60%	540,241	13.92	to	13.80	7,518,782	1.36%	17.24%	to	17.00%
2012			0.40%	449,607			11.87	5,337,953	0.69%			7.98%
2011			0.40%	148,360			11.00	1,631,286	0.33%			-0.40%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Advantage VT Discovery Fund (SVDF)
2013			1.30%	74			$68.31	$5,055	0.01%			41.93%
2012			1.30%	74			48.13	3,562	0.00%			16.20%
2011			1.30%	74			41.42	3,065	0.00%			-0.88%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2015	0.40%	to	2.85%	3,360,935	24.01	to	19.19	73,872,903	0.00%	-3.27%	to	-5.65%
2014	0.40%	to	2.75%	2,922,620	24.82	to	20.55	67,222,496	0.00%	-2.27%	to	-4.58%
2013	0.40%	to	2.70%	2,411,352	25.40	to	21.64	57,488,287	0.00%	49.63%	to	46.18%
2012	0.40%	to	2.70%	2,006,569	16.97	to	14.80	32,340,952	0.00%	7.44%	to	4.95%
2011	0.40%	to	2.70%	2,029,850	15.80	to	14.11	30,844,147	0.00%	-4.98%	to	-7.17%
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
2014			1.10%	631			11.53	7,278	0.35%			3.31%
2013			1.10%	684			11.17	7,637	0.72%			13.49%
2012			1.10%	753			9.84	7,408	0.87%			12.74%
2011			1.10%	951			8.73	8,299	0.67%			-8.28%
Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)
2015	1.15%	to	1.25%	21,348	14.46	to	14.30	305,653	1.28%	-1.02%	to	-1.12%
2014	1.15%	to	1.25%	21,348	14.61	to	14.46	309,073	1.36%	4.37%	to	4.27%
2013	1.15%	to	1.25%	21,348	14.00	to	13.87	296,394	1.25%	-3.55%	to	-3.65%
2012	1.15%	to	1.25%	21,348	14.52	to	14.40	307,599	1.44%	4.87%	to	4.77%
2011	1.15%	to	1.25%	21,348	13.84	to	13.74	293,570	2.67%	7.07%	to	6.96%
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
2015	1.15%	to	1.75%	1,680	19.95	to	19.30	33,009	0.00%	0.18%	to	-0.43%
2014	1.15%	to	1.75%	2,235	19.91	to	19.38	43,856	0.00%	2.67%	to	2.05%
2013	1.15%	to	1.75%	2,784	19.39	to	18.99	53,355	0.13%	38.27%	to	37.43%
2012	1.15%	to	1.75%	3,493	14.03	to	13.82	48,543	0.00%	19.00%	to	18.28%
2011	1.40%	to	2.20%	4,361	11.74	to	11.60	51,038	0.00%	-6.86%	to	-7.62%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.80%	to	1.40%	1,979,986	30.83	to	28.90	57,749,512	1.38%	26.32%	to	25.56%
2012	0.80%	to	1.40%	2,245,911	24.41	to	23.02	52,131,298	2.12%	20.25%	to	19.53%
2011	0.80%	to	1.40%	2,572,768	20.30	to	19.26	49,919,305	1.30%	-9.00%	to	-9.55%
Global Securities Fund/VA - Class 4 (obsolete) (OVGS4)
2013	0.75%	to	2.65%	4,545,894	13.11	to	17.24	87,818,648	1.15%	26.05%	to	23.64%
2012	0.75%	to	2.80%	4,390,476	10.40	to	13.76	67,830,605	1.92%	20.05%	to	17.56%
2011	0.75%	to	2.55%	4,665,467	8.66	to	11.94	60,579,285	1.03%	-9.18%	to	-10.82%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.75%	to	2.55%	921,943	10.22	to	9.92	10,932,894	0.00%	-9.49%	to	-11.13%
VA International Equity Fund (obsolete) (HVIE)
2014	0.40%	to	2.65%	1,319,092	11.76	to	10.69	14,796,809	2.13%	-7.06%	to	-9.16%
2013	0.40%	to	2.65%	1,179,976	12.65	to	11.77	14,418,065	1.70%	22.41%	to	19.65%
2012	0.40%	to	2.50%	917,015	10.33	to	9.87	9,259,820	1.50%	13.58%	to	11.18%
2011	0.40%	to	2.35%	672,762	9.10	to	8.89	6,042,943	2.60%	-11.91%	to	-13.63%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.65%	to	2.80%	4,453,401	7.21	to	16.61	83,075,727	0.37%	-32.77%	to	-34.23%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.80%	to	2.65%	1,142,861	11.79	to	15.15	19,109,102	1.93%	-1.76%	to	-3.60%
2012	0.80%	to	2.65%	1,605,393	12.00	to	15.71	27,445,545	1.42%	12.25%	to	10.15%
2011	0.80%	to	2.65%	1,718,984	10.69	to	14.27	26,345,988	0.99%	-16.53%	to	-18.09%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.80%	to	2.95%	3,996,862	13.70	to	15.49	70,947,400	2.40%	22.00%	to	19.35%
2012	0.80%	to	3.30%	4,857,387	11.23	to	12.58	71,028,710	2.99%	17.35%	to	14.39%
2011	0.80%	to	3.30%	5,613,198	9.57	to	10.99	70,423,411	1.69%	-11.39%	to	-13.62%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.65%	to	2.65%	7,038,230	16.04	to	16.40	127,456,544	4.76%	0.98%	to	-1.06%
2012	0.65%	to	2.65%	6,702,502	15.88	to	16.58	121,596,625	6.32%	14.31%	to	12.01%
2011	0.65%	to	2.65%	6,648,136	13.89	to	14.80	106,571,620	5.61%	-1.47%	to	-3.45%
Investors Growth Stock Series - Service Class (obsolete) (MIGSC)
2014	0.95%	to	2.55%	315,243	21.12	to	21.19	7,570,883	0.28%	10.06%	to	8.28%
2013	0.95%	to	2.55%	379,071	19.19	to	19.57	8,313,066	0.41%	28.82%	to	26.74%
2012	0.95%	to	2.80%	480,417	14.89	to	13.71	8,220,030	0.22%	15.57%	to	13.41%
2011	0.95%	to	2.80%	638,301	12.89	to	12.09	9,464,140	0.25%	-0.58%	to	-2.43%
Managed Allocation Fund - Moderate Growth II (obsolete) (VFMG2)
2011	1.15%	to	2.20%	293,739	11.34	to	10.46	3,311,354	1.57%	-6.59%	to	-7.58%
VIP High Income Portfolio - Initial Class R (obsolete) (FHIPR)
2014	0.80%	to	1.40%	1,207,106	14.59	to	13.92	16,905,415	5.42%	0.37%	to	-0.24%
2013	0.80%	to	1.40%	1,373,290	14.53	to	13.96	19,261,214	5.26%	5.12%	to	4.48%
2012	0.80%	to	1.40%	1,901,222	13.83	to	13.36	25,500,923	6.07%	13.38%	to	12.70%
2011	0.80%	to	1.40%	1,853,305	12.19	to	11.85	22,040,608	6.79%	3.22%	to	2.59%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.75%	to	2.75%	5,499,724	$14.54	to	$14.30	$87,655,891	6.26%	6.14%	to	4.00%
2012	0.75%	to	2.80%	6,661,716	13.70	to	13.69	101,010,556	8.06%	13.85%	to	11.49%
2011	0.75%	to	2.80%	7,233,930	12.03	to	12.28	97,191,051	7.75%	3.03%	to	0.91%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.80%	to	1.40%	656,098	26.65	to	24.83	16,463,567	1.06%	-0.05%	to	-0.66%
2012	0.80%	to	1.40%	878,960	26.67	to	25.00	22,181,145	0.46%	16.30%	to	15.59%
2011	0.80%	to	1.40%	1,075,051	22.93	to	21.63	23,447,431	0.66%	-23.01%	to	-23.48%
NVIT Emerging Markets Fund - Class VI (obsolete) (GEM6)
2013	0.75%	to	2.80%	2,953,153	7.07	to	17.17	56,177,769	0.97%	-0.31%	to	-2.37%
2012	0.75%	to	2.80%	2,705,132	7.09	to	17.58	52,295,751	0.26%	16.04%	to	13.64%
2011	0.75%	to	2.80%	2,598,477	6.11	to	15.47	43,888,708	0.45%	-23.17%	to	-24.76%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.80%	to	1.40%	1,095,402	23.66	to	22.04	24,342,382	0.52%	16.87%	to	16.16%
2012	0.80%	to	1.40%	1,277,738	20.24	to	18.98	24,424,151	0.82%	14.65%	to	13.96%
2011	0.80%	to	1.40%	1,510,544	17.66	to	16.65	25,320,360	1.23%	-10.48%	to	-11.03%
VIP Overseas Portfolio - Initial Class R (obsolete) (FOPR)
2014	0.80%	to	1.40%	1,359,984	18.26	to	16.91	23,251,418	1.30%	-8.83%	to	-9.38%
2013	0.80%	to	1.40%	1,465,832	20.03	to	18.66	27,631,594	1.37%	29.41%	to	28.63%
2012	0.80%	to	1.40%	1,648,948	15.48	to	14.51	24,145,786	1.92%	19.75%	to	19.02%
2011	0.80%	to	1.40%	1,866,140	12.92	to	12.19	22,938,366	1.29%	-17.81%	to	-18.30%
VIP Overseas Portfolio - Service Class 2 R (obsolete) (FO2R)
2014	0.40%	to	2.85%	5,519,852	9.51	to	12.69	79,903,490	1.16%	-8.68%	to	-10.92%
2013	0.40%	to	2.80%	5,200,723	10.41	to	14.32	83,385,210	1.27%	29.63%	to	26.51%
2012	0.40%	to	2.95%	4,917,966	8.03	to	11.17	61,701,939	1.76%	19.97%	to	16.89%
2011	0.40%	to	2.95%	4,998,098	6.70	to	9.56	53,042,961	1.30%	-17.72%	to	-19.82%
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)
2011	0.80%	to	2.95%	490,830	7.80	to	9.58	5,707,367	0.00%	-8.85%	to	-10.82%
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)
2011	0.80%	to	2.95%	1,414,528	8.85	to	13.36	22,791,109	0.00%	-8.11%	to	-10.10%
VIP Trust - Global Bond Fund - Class R1 (obsolete) (VWBFR)
2011	0.80%	to	1.40%	399,375	15.18	to	14.49	5,818,090	8.13%	7.28%	to	6.63%
VIP Trust - Emerging Markets Fund - Class R1 (obsolete) (VWEMR)
2011	0.80%	to	1.40%	551,256	21.46	to	20.49	11,367,873	1.24%	-26.35%	to	-26.79%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	0.75%	to	2.80%	3,469,671	9.84	to	9.50	54,489,679	1.02%	-17.02%	to	-18.74%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.80%	to	1.40%	3,088,532	11.63	to	11.23	34,837,398	1.22%	20.37%	to	19.64%
2012	0.80%	to	1.40%	3,566,046	9.66	to	9.39	33,593,312	0.58%	14.85%	to	14.15%
2011	0.80%	to	1.40%	4,100,818	8.41	to	8.22	33,815,868	1.26%	-10.09%	to	-10.63%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.80%	to	1.40%	284,346	19.20	to	17.99	5,155,407	2.21%	20.45%	to	19.72%
2012	0.80%	to	1.40%	334,802	15.94	to	15.03	5,067,035	0.37%	16.30%	to	15.59%
2011	0.80%	to	1.40%	415,870	13.70	to	13.00	5,441,335	1.76%	-16.78%	to	-17.29%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.40%	to	2.80%	5,533,991	8.79	to	10.76	66,931,305	2.32%	20.61%	to	17.71%
2012	0.40%	to	3.30%	5,926,599	7.29	to	8.74	60,197,485	0.16%	16.48%	to	13.08%
2011	0.40%	to	3.30%	5,935,093	6.25	to	7.73	52,384,680	1.81%	-16.73%	to	-19.16%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.80%	to	1.40%	175,763	2.80	to	2.72	482,217	9.26%	-2.66%	to	-3.25%
High Income Fund/VA - Class 4 (obsolete) (OVHI4)
2011	0.95%	to	2.75%	2,632,631	2.79	to	2.56	7,156,844	8.99%	-2.99%	to	-4.75%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.80%	to	1.40%	7,881	3.03	to	2.93	23,296	12.77%	-3.12%	to	-3.70%
High Income Fund/VA - Service Class (obsolete) (OVHIS)
2011	0.95%	to	2.35%	642,234			3.60	2,495,365	9.54%	-3.48%	to	-4.84%
Growth Portfolio - I Class Shares (obsolete) (AMTG)
2012			1.30%	5			60.41	302	0.00%			11.13%
2011			1.30%	5			54.36	272	0.00%			-1.51%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.80%	to	2.50%	186,362	$13.29	to	$17.89	$3,694,111	0.00%	2.64%	to	0.88%
2013	0.80%	to	2.80%	223,324	12.95	to	15.83	4,331,082	0.00%	44.67%	to	41.75%
2012	0.80%	to	2.80%	252,460	8.95	to	11.16	3,401,665	0.00%	7.95%	to	5.77%
2011	0.80%	to	2.80%	335,319	8.29	to	10.56	4,222,440	0.00%	-1.85%	to	-3.83%

2015	Reserves for annuity contracts in payout phase:							9,994,873
2015	Contract owners equity:							$45,303,722,763
2014	Reserves for annuity contracts in payout phase:							9,682,634
2014	Contract owners equity:							$45,160,288,424
2013	Reserves for annuity contracts in payout phase:							10,085,658
2013	Contract owners equity:							$41,548,378,750
2012	Reserves for annuity contracts in payout phase:							8,281,156
2012	Contract owners equity:							$33,972,994,748
2011	Reserves for annuity contracts in payout phase:							8,361,300
2011	Contract owners equity:							$29,793,903,432
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2015. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying table of contents. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2015, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 23, 2016

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2015	2014	2013
Revenues
Policy charges	$2,216	$2,065	$1,849
Premiums	786	831	724
Net investment income	1,982	1,900	1,849
Net realized investment gains (losses), including other-than-temporary impairment losses	82	(1,078)	678
Other revenues	14	11	17

Total revenues	$5,080	$3,729	$5,117

Benefits and expenses
Interest credited to policyholder account values	$1,078	$1,096	$1,067
Benefits and claims	1,662	1,502	1,354
Amortization of deferred policy acquisition costs	68	207	374
Other expenses, net of deferrals	1,044	1,055	981

Total benefits and expenses	$3,852	$3,860	$3,776

Income (loss) before federal income taxes and noncontrolling interests	$1,228	$(131)	$1,341
Federal income tax expense (benefit)	293	(147)	313

Net income	$935	$16	$1,028
Noncontrolling interest adjustment for consolidated net expenses, net of tax	96	94	82

Net income attributable to Nationwide Life Insurance Company	$1,031	$110	$1,110

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2015	2014	2013
Net income	$935	$16	$1,028

Other comprehensive (loss) income, net of tax
Changes in:
Net unrealized (losses) gains on available-for-sale securities	$(720)	$435	$(663)
Other	43	27	(7)

Total other comprehensive (loss) income, net of tax	$(677)	$462	$(670)

Total comprehensive income	$258	$478	$358
Noncontrolling interest adjustment for consolidated net expenses, net of tax	96	94	82

Total comprehensive income attributable to Nationwide Life Insurance Company	$354	$572	$440

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2015	2014
Assets
Investments:
Fixed maturity securities, available-for-sale	$37,570	$35,418
Mortgage loans, net of allowance	8,396	7,270
Policy loans	993	992
Short-term investments	766	935
Other investments	943	822

Total investments	$48,668	$45,437
Cash and cash equivalents	67	77
Accrued investment income	477	670
Deferred policy acquisition costs	5,200	4,063
Goodwill	200	200
Other assets	2,328	5,001
Separate account assets	87,238	88,076

Total assets	$144,178	$143,524

Liabilities and equity
Liabilities
Future policy benefits and claims	$45,397	$40,730
Short-term debt	400	660
Long-term debt	707	709
Other liabilities	2,042	5,313
Separate account liabilities	87,238	88,076

Total liabilities	$135,784	$135,488

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	5,661	4,630
Accumulated other comprehensive income	367	1,044

Total shareholder’s equity	$7,750	$7,396
Noncontrolling interests	644	640

Total equity	$8,394	$8,036

Total liabilities and equity	$144,178	$143,524

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731
Comprehensive income (loss):
Net income (loss)	$—	$—	$1,110	$—	$1,110	$(82)	$1,028
Other comprehensive income	—	—	—	(670)	(670)	—	(670)

Total comprehensive income (loss)	$—	$—	$1,110	$(670)	$440	$(82)	$358
Change in noncontrolling interest	—	—	—	—	—	415	415

Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504

Comprehensive income (loss):
Net income (loss)	$—	$—	$110	$—	$110	$(94)	$16
Other comprehensive loss	—	—	—	462	462	—	462

Total comprehensive income (loss)	$—	$—	$110	$462	$572	$(94)	$478
Change in noncontrolling interest	—	—	—	—	—	54	54

Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,031	$—	$1,031	$(96)	$935
Other comprehensive loss	—	—	—	(677)	(677)	—	(677)

Total comprehensive income (loss)	$—	$—	$1,031	$(677)	$354	$(96)	$258
Change in noncontrolling interest	—	—	—	—	—	100	100

Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2015	2014	2013
Cash flows from operating activities
Net income	$935	$16	$1,028
Adjustments to net income:
Net realized investment (gains) losses, including other-than-temporary impairment losses	(82)	1,078	(678)
Interest credited to policyholder account values	1,078	1,096	1,067
Capitalization of deferred policy acquisition costs	(870)	(685)	(604)
Amortization of deferred policy acquisition costs	68	207	374
Amortization and depreciation	107	128	77
Deferred tax expense (benefit)	217	(152)	346
Changes in:
Policy liabilities	(249)	(421)	(475)
Derivatives, net	(141)	(181)	(483)
Other, net	(280)	(59)	88

Net cash provided by operating activities	$783	$1,027	$740

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$2,828	$2,798	$3,689
Proceeds from sales of available-for-sale securities	466	647	1,091
Purchases of available-for-sale securities	(7,106)	(5,640)	(6,842)
Proceeds from repayments and sales of mortgage loans	1,027	920	1,091
Issuances of mortgage loans	(2,155)	(1,837)	(1,593)
Net sales (purchases) of short-term investments	169	(524)	654
Collateral received (paid), net	48	399	(637)
Other, net	(136)	(94)	42

Net cash used in investing activities	$(4,859)	$(3,331)	$(2,505)

Cash flows from financing activities
Net change in short-term debt	$(260)	$382	$(22)
Proceeds from issuance of long-term debt	—	—	2
Repayments of long-term debt	(2)	—	(299)
Investment and universal life insurance product deposits	8,224	6,037	6,139
Investment and universal life insurance product withdrawals	(3,884)	(4,095)	(4,034)
Other, net	(12)	(4)	(22)

Net cash provided by financing activities	$4,066	$2,320	$1,764

Net (decrease) increase in cash and cash equivalents	$(10)	$16	$(1)
Cash and cash equivalents at beginning of year	77	61	62

Cash and cash equivalents at end of year	$67	$77	$61

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services, banking products and services, mutual funds and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2015 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”) and Eagle Captive Reinsurance, LLC (“Eagle”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

Eagle is an Ohio domiciled special purpose financial captive insurance company, and a member of the Nationwide group of companies, which is comprised of NMIC and all of its subsidiaries and affiliates. Eagle is a wholly-owned subsidiary of NLIC. Eagle commenced operations effective October 1, 2015, following surplus contributions of $50 million by NLIC for the purpose of assuming net of third party reinsurance, 100% of NLIC’s liability with respect to specified guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. The base annuity contracts and any non-reinsured risks will be retained by NLIC.

As of December 31, 2015 and 2014, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany accounts and transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts expected to net settle, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges.

The Company offers guarantees which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for further discussion of these guarantees.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent or is expected to be exercised upon annuitization are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated from, and valued apart from, the host variable annuity contracts.

Guarantees on variable annuity and fixed annuity products accounted for as insurance liabilities primarily include GMDB and certain GLWB. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company annually evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses. Refer to Note 4 for further discussion of these guarantees.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Certain guaranteed minimum accumulation benefits (“GMAB”) and the GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the value at which the liability is transferred. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated, and valued apart from, the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous unobservable assumptions including, but not limited to, mortality, lapse rates and index volatility.

The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company annually evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses. Refer to Note 4 for further discussion of these guarantees.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.7% with a provision for adverse deviation.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liability for such funding agreements is recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2015 and 2014 was $2.3 billion and $1.8 billion, respectively. In connection with an FHLB requirement for funding agreements, the Company held $46 million and $35 million of FHLB stock as of December 31, 2015 and 2014, respectively.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to earnings had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumptions for net separate account investment performance consist of assumed gross returns of 10.5% for equity funds and 5.0% for fixed funds.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2015 and 2014, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (86% and 87% as of December 31, 2015 and 2014, respectively) to determine the fair value of securities for which market quotations are available. For these securities, the Company obtains the pricing services’ methodologies, pricing from additional sources, and classifies the investments accordingly in the fair value hierarchy.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities, consisting primarily of private placement corporate bonds, are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2015 and December 31, 2014, the fair value of the securities received as collateral and recorded off balance sheet is $167 million and $0, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2015 and 2014, the fair value of loaned securities was $389 million and $254 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government, agencies and obligations of states and political subdivisions securities for other-than-temporary impairment by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company evaluates its intent to sell on an individual security basis. Other-than-temporary impairment losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in earnings and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in earnings, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments, which could be significant.

The Company invests in fixed maturity securities that could qualify as variable interest entities (“VIEs”), including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment, hotel and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies commercial mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in private equity, purchased tax credit funds and partnerships accounted for under the equity method, trading securities, equity securities and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and recognizes changes in fair value in net realized investment gains and losses.

The Company holds investments in limited partnerships and similar entities including private equity funds, tax credit funds and real estate related funds. The Company applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes the change in equity method investments in net investment income. The Company’s unfunded commitments related to these investments were $315 million and $123 million as of December 31, 2015 and 2014, respectively. The carrying value of these investments was $199 million and $141 million as of December 31, 2015 and 2014, respectively.

The Company has sold $1.4 billion and $1.3 billion in Tax Credit Funds to unrelated third parties as of December 31, 2015 and 2014, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2031. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $720 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. These consolidated VIEs are primarily made up of the Tax Credit Funds discussed above.

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $644 million and $640 million as of December 31, 2015 and 2014, respectively, and are included within the balance sheet primarily as other investments of $585 million, other assets of $113 million and other liabilities of $67 million as of December 31, 2015, and other investments of $580 million, other assets of $109 million and other liabilities of $75 million as of December 31, 2014. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2015 annual impairment test and determined that no impairment was required. As of December 31, 2015 and 2014, there were no accumulated impairments.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and ODI. The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

Effective January 1, 2015, the Company is included in the NMIC consolidated federal income tax return. Prior to 2015, NLIC filed a separate consolidated federal income tax return with its subsidiaries.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2015 (4% in 2014 and 2013) and 35% of the number of life insurance policies in force in 2015 (37% in 2014 and 38% in 2013). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 23, 2016, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2015, the Company adopted ASU 2014-04, which amends existing guidance in ASC 310, Receivables and ASC 360, Property, Plant and Equipment. The amended guidance provides clarification on the accounting for situations in which a creditor obtains collateral assets in satisfaction of all or part of a receivable. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

On January 1, 2015, the Company adopted ASU 2014-11, which amends existing guidance in ASC 860, Transfers and Servicing. The amended guidance amends certain criteria when evaluating effective control in certain repurchase agreement transactions and eliminates specific guidance on repurchase financing and requires that these transactions be treated in the same manner as repurchase transactions. Additionally, the amended guidance requires additional disclosures for repurchase agreements. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2015, the Company adopted ASU 2014-14, which amends ASC 310, Receivables. The amended guidance requires creditors to classify certain foreclosed government guaranteed mortgage loans as a receivable from the guarantor that is measured at the amount expected to be recovered under the guarantee, without treating the guarantee as a separate unit of account. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2015, the Company adopted ASU 2014-17, which amends ASC 805, Business Combinations. The amended guidance gives an acquired entity the option to apply pushdown accounting in its stand-alone financial statements. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2015, the Company adopted ASU 2015-02, which amends existing guidance in ASC 810, Consolidation. The amended guidance changes the way reporting enterprises evaluate whether (a) they should consolidate limited partnerships and similar entities, (b) fees paid to a decision maker or service provider are variable interests in a variable interest entity (VIE), and (c) variable interests in a VIE held by related parties of the reporting enterprise require the reporting enterprise to consolidate the VIE. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In January 2015, the FASB issued ASU 2015-01, which amends existing guidance in ASC 225, Income Statement. The amended guidance eliminates the concept of extraordinary items. The Company will adopt the ASU for annual periods beginning January 1, 2016. The guidance will have no material impact to the Company upon adoption.

In April 2015, the FASB issued ASU 2015-03, which amends existing guidance in ASC 835, Interest. The amended guidance presents debt issuance costs in the balance sheet as a direct deduction from the carrying amount of the corresponding debt liability. The Company will adopt the ASU for annual periods beginning January 1, 2016. The guidance will have no material impact to the Company upon adoption.

In May 2015, the FASB issued ASU 2015-07, which amends ASC 820, Fair Value Measurements. The amended guidance eliminates the requirement to categorize investments using net asset value as fair value within the fair value hierarchy. The Company will adopt the ASU for annual periods beginning January 1, 2016. The adoption of this guidance will result in changes to disclosures only.

In May 2015, the FASB issued ASU 2015-09, which amends ASC 944, Financial Services-Insurance. The amended guidance requires additional disclosures for short duration insurance contracts. The Company will adopt the ASU for annual periods beginning January 1, 2016. The guidance will have no material impact to the Company upon adoption.

In August 2015, the FASB issued ASU 2015-14, which amends ASC 606, Revenue from Contracts from Customers. The amended guidance defers the effective date of ASU 2014-09 for all entities by one year. The Company does not expect the adoption of this guidance to have any impact on the Company’s consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company will adopt the ASU for interim and annual periods beginning January 1, 2018. The Company is currently in the process of determining the impact of adoption.

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through separate accounts. The Company provides four primary guarantee types: (1) GMDB, (2) GLWB, (3) GMAB and (4) guaranteed minimum income benefits (“GMIB”).

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by minimum return and policy duration.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2015				December 31, 2014
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$885	$24,452	$208	66	$872	$23,079	$21	65
Minimum return or anniversary contract value	1,817	31,511	1,133	70	1,918	33,662	292	69

Total contracts with GMDB	$2,702	$55,963	$1,341	68	$2,790	$56,741	$313	68

GLWB Minimum return or anniversary contract value[3]	$141	$32,187	$142	67	$135	$31,406	$195	66
GMAB Return of net deposits[3]	$19	$496	$2	66	$43	$1,177	$—	67
GMIB Minimum return or anniversary contract value	$46	$380	$1	67	$45	$451	$1	66

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.
3	Certain prior period amounts related to contracts with a hybrid accumulation/withdrawal benefit have been reclassified to conform with current period presentation.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes the reserve balances for guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2015	2014
GMDB	$148	$76
GLWB[1]	$180	$185
GMAB[1]	$—	$(8)
GMIB	$2	$1

1	Certain prior period amounts related to contracts with a hybrid accumulation/withdrawal benefit have been reclassified to conform with current period presentation.

During 2015, the Company recognized a net decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions, primarily related to the Company’s assumption for participant benefit utilization of the net settlement option within the GLWB. The Company changed its estimate to reduce expected utilization of the net settlement option. For the year ended December 31, 2015, the change in estimate resulted in net realized investment gains of $187 million, an increase to benefits and claims of $164 million and lower amortization of deferred policy acquisition costs of $28 million.

Paid claims for GMDBs were $20 million and $11 million for the years ended December 31, 2015 and 2014, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2015 and 2014.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2015	2014
Mutual funds:
Bond	$5,371	$5,280
Domestic equity	46,469	47,316
International equity	3,001	2,969

Total mutual funds	$54,841	$55,565
Money market funds	1,122	1,176

Total[1]	$55,963	$56,741

1	Excludes $31.3 billion as of December 31, 2015 and 2014 of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Annuity Contracts

The Company offers certain fixed annuity products with GMDB and GLWB. As of December 31, 2015 and 2014, the general account value for contracts with GMDB was $2.7 billion and $351 million, respectively, which includes $1.4 billion and $185 million, respectively, of general account value relating to contracts that also have GLWB. The net amount at risk and reserve balances on these guarantees were immaterial as of December 31, 2015 and 2014. Paid claims for GMDB were immaterial for the years ended December 31, 2015 and 2014. There were no paid claims for GLWB during the years ended December 31, 2015 and 2014.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $548 million and $401 million as of December 31, 2015 and 2014, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2015 and 2014.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2015	$2,473	$2,053	$48,140	51
December 31, 2014	$1,954	$2,191	$41,484	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2015	2014	2013
Balance at beginning of year	$4,063	$3,778	$3,249
Capitalization of DAC	870	685	604
Amortization of DAC, excluding unlocks	(326)	(397)	(373)
Amortization of DAC related to unlocks	258	190	(1)
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	335	(193)	299

Balance at end of year	$5,200	$4,063	$3,778

During 2015, the Company recognized a decrease in DAC amortization of $258 million as a result of the annual comprehensive review of model assumptions and enhancements. The impact was primarily related to revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate discussed in Note 4, as well as a decrease in the expected lapse rates for certain variable annuity products.

During 2014, the Company recognized a decrease in DAC amortization of $190 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to the actual performance of the block of business since the prior year review and the expectations for lapses, partially offset by an update to the Company’s long-term assumptions for separate account investment performance.

During 2013, the net change in DAC amortization as a result of the annual comprehensive review of model assumptions was immaterial.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2015
Fixed maturity securities:
U.S. government and agencies	$343	$59	$—	$402
Obligations of states, political subdivisions and foreign governments	2,137	241	11	2,367
Corporate public securities	23,174	868	752	23,290
Corporate private securities	5,082	203	115	5,170
Residential mortgage-backed securities	3,036	152	42	3,146
Commercial mortgage-backed securities	1,539	37	11	1,565
Asset-backed securities	1,685	19	74	1,630

Total fixed maturity securities	$36,996	$1,579	$1,005	$37,570
Equity securities	7	14	—	21

Total available-for-sale securities	$37,003	$1,593	$1,005	$37,591

December 31, 2014
Fixed maturity securities:
U.S. government and agencies	$448	$79	$—	$527
Obligations of states, political subdivisions and foreign governments	1,966	320	1	2,285
Corporate public securities	19,851	1,519	120	21,250
Corporate private securities	4,398	286	34	4,650
Residential mortgage-backed securities	3,694	190	45	3,839
Commercial mortgage-backed securities	1,431	74	3	1,502
Asset-backed securities	1,410	27	72	1,365

Total fixed maturity securities	$33,198	$2,495	$275	$35,418
Equity securities	6	15	—	21

Total available-for-sale securities	$33,204	$2,510	$275	$35,439

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2015. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$977	$982
Due after one year through five years	10,512	10,861
Due after five years through ten years	9,302	9,295
Due after ten years	9,945	10,091

Subtotal	$30,736	$31,229
Residential mortgage-backed securities	3,036	3,146
Commercial mortgage-backed securities	1,539	1,565
Asset-backed securities	1,685	1,630

Total fixed maturity securities	$36,996	$37,570

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2015	2014
Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$588	$2,235
Adjustment to DAC and other expense	(33)	(372)
Adjustment to future policy benefits and claims	(16)	(159)
Adjustment to policyholder dividend obligations	(67)	(120)
Deferred federal income tax expense	(156)	(548)

Net unrealized gains on available-for-sale securities	$316	$1,036

1	Includes net unrealized losses of $20 million and $9 million as of December 31, 2015 and 2014, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

	December 31,
(in millions)	2015	2014
Balance at beginning of year	$1,036	$601
Unrealized gains and losses arising during the year:
Net unrealized (losses) gains on available-for-sale securities before adjustments	(1,662)	939
Non-credit impairments and subsequent changes in fair value of impaired debt securities	(11)	31
Net adjustment to DAC and other expense	339	(196)
Net adjustment to future policy benefits and claims	143	(70)
Net adjustment to policyholder dividend obligations	53	(35)
Related federal income tax benefit (expense)	401	(234)

Unrealized (losses) gains on available-for-sale securities	$(737)	$435
Less: Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($9 and $0 as of
December 31, 2015 and 2014, respectively)	(17)	—

Net unrealized (losses) gains on available-for-sale securities	$(720)	$435

Balance at end of year	$316	$1,036

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2015
Fixed maturity securities:
Corporate public securities	$8,170	$455	$975	$297	$752
Corporate private securities	1,642	56	418	59	115
Asset-backed securities	654	7	756	67	74
Other	1,271	23	504	41	64

Total[2]	$11,737	$541	$2,653	$464	$1,005

December 31, 2014
Fixed maturity securities:
Corporate public securities	$1,642	$63	$1,578	$57	$120
Corporate private securities	589	27	256	7	34
Asset-backed securities	662	5	493	67	72
Other	268	2	688	47	49

Total[2]	$3,161	$97	$3,015	$178	$275

1	As of December 31, 2015 and 2014, there were $448 million and $66 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 1,059 and 541 available-for-sale securities in an unrealized loss position as of December 31, 2015 and 2014, respectively.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of other-than-temporary-impairment.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2015	2014
Amortized cost:
Loans with non-specific reserves	$8,403	$7,279
Loans with specific reserves	19	17

Total amortized cost	$8,422	$7,296

Valuation allowance:
Non-specific reserves	$23	$21
Specific reserves	3	5

Total valuation allowance	$26	$26

Mortgage loans, net of allowance	$8,396	$7,270

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

	December 31,
(in millions)	2015	2014	2013
Balance at beginning of year	$26	$35	$44
Current period provision[1]	2	(8)	(4)
Recoveries[2]	(2)	(1)	(5)

Balance at end of year	$26	$26	$35

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

1	Includes specific reserve provisions and all changes in non-specific reserves.
2	Includes recoveries on sales and increases in the valuation of loans with specific reserves.

Interest income recognized on commercial mortgage loans with a specific reserve was $2 million, $1 million and $3 million for the years ended December 31, 2015, 2014 and 2013, respectively. The average recorded investment was $14 million, $16 million and $30 million for the years ended December 31, 2015, 2014 and 2013, respectively.

As of December 31, 2015 and 2014, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total[1]	Greater than 1.00	Less than 1.00	Total[1]
December 31, 2015
Apartment	$2,791	$—	$2,791	$2,791	$—	$2,791
Industrial	1,221	25	1,246	1,193	53	1,246
Office	1,318	3	1,321	1,286	35	1,321
Retail	2,765	2	2,767	2,756	11	2,767
Other	297	—	297	297	—	297

Total[2]	$8,392	$30	$8,422	$8,323	$99	$8,422

December 31, 2014
Apartment	$2,267	$17	$2,284	$2,278	$6	$2,284
Industrial	1,165	35	1,200	1,137	63	1,200
Office	1,020	20	1,040	994	46	1,040
Retail	2,570	11	2,581	2,549	32	2,581
Other	191	—	191	191	—	191

Total[3]	$7,213	$83	$7,296	$7,149	$147	$7,296

1	While these loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.
2	As of December 31, 2015, the weighted average DSC ratios for the respective LTV ratio ranges above were 2.02 and 0.83, with a total weighted average DSC ratio of 2.02. As of December 31, 2015, the weighted average LTV ratios for the respective DSC ratio ranges above were 60% and 85%, with a total weighted average LTV ratio of 60%.
3	As of December 31, 2014, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.94 and 0.90, with a total weighted average DSC ratio of 1.93. As of December 31, 2014, the weighted average LTV ratios for the respective DSC ratio ranges above were 60% and 90%, with a total weighted average LTV ratio of 60%.

While these loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2015 and 2014. Additionally, available-for-sale securities with a carrying value of $538 million and $683 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2015 and 2014, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2015	2014	2013
Fixed maturity securities, available-for-sale	$1,646	$1,575	$1,565
Mortgage loans	390	362	348
Alternative Investments	(56)	(32)	(68)
Policy loans	51	51	52
Other	12	3	11

Gross investment income	$2,043	$1,959	$1,908
Investment expenses	61	59	59

Net investment income	$1,982	$1,900	$1,849

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including other-than-temporary impairments, by source, for the years ended:

	December 31,
(in millions)	2015	2014	2013
Net realized derivative gains (losses)	$120	$(1,087)	$705
Realized gains on sales	11	31	32
Realized losses on sales	(37)	(19)	(54)
Other	(11)	2	—

Net realized investment gains (losses) before other-than-temporary-impairments on fixed maturity securities	$83	$(1,073)	$683
Other-than-temporary-impairments on fixed maturity securities[1]	(1)	(5)	(5)

Net realized investment gains (losses), including other-than-temporary-impairments	$82	$(1,078)	$678

1	Other-than-temporary impairments on fixed maturity securities are net $2 million, $1 million and $6 million of non-credit losses included in other comprehensive income for the years ended December 31, 2015, 2014 and 2013, respectively.

Proceeds from the sale of available-for-sale securities were $466 million, $647 million and $1.1 billion during the years ended December 31, 2015, 2014 and 2013, respectively. Gross gains of $11 million, $17 million and $31 million and gross losses of $36 million, $10 million and $50 million were realized on sales of available-for-sale securities during the years ended December 31, 2015, 2014 and 2013, respectively.

The following table summarizes the cumulative credits losses, for the years ended:

(in millions)	December 31,
	2015	2014	2013
Cumulative credit losses at beginning of year[1]	$(254)	$(272)	$(289)
New credit losses	(1)	(2)	(3)
Incremental credit losses	—	(4)	(3)
Losses related to securities included in the beginning balance sold or paid down during the period	31	24	23

Cumulative credit losses at end of year[1]	$(224)	$(254)	$(272)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. In addition, prior to expiry in June 2015, the Company engaged in an interest rate swap program, which was structured to provide an offset against the negative impact of higher interest rates on the Company’s statutory surplus position and to mitigate the negative impact of lower interest rates on certain guarantees related to variable annuity contracts.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps, which are included in other derivative contracts in the following tables.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2015 and 2014, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2015
Derivatives designated and qualifying as hedging instruments	$86	$725	$2	$89
Derivatives not designated as hedging instruments:
Interest rate contracts[1]	$39	$875	$98	$1,059
Equity contracts	445	7,329	—	—
Total return swaps and other derivative contracts	—	77	6	2

Total derivatives[2]	$570	$9,006	$106	$1,150

December 31, 2014
Derivatives designated and qualifying as hedging instruments	$29	$381	$9	$176
Derivatives not designated as hedging instruments:
Interest rate contracts[1]	$2,602	$32,829	$2,611	$32,756
Equity contracts	411	5,990	—	—
Total return swaps and other derivative contracts	—	—	44	2,810

Total derivatives[2]	$3,042	$39,200	$2,664	$35,742

1	The decreases in the fair value and notional amounts of interest rate contracts are primarily a result of revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate discussed in Note 4.
2	Fair value balance excludes accrued interest on derivative assets and liabilities of $10 and $11 million, respectively, for the year ended December 31, 2015. Fair value balance excludes accrued interest on derivative assets and liabilities of $243 million and $244 million, respectively, for the year ended December 31, 2014.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Of the $570 million and $3.0 billion of fair value of total derivative assets at December 31, 2015 and 2014, $48 million and $2.6 billion, respectively, are subject to master netting agreements. The Company received $374 million and $535 million of cash collateral and held $99 million and $64 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2015 and 2014. Of the $106 million and $2.7 billion of fair value of total derivative liabilities at December 31, 2015 and 2014, $48 million and $2.6 billion, respectively, are subject to master netting agreements. The Company posted $92 million and $330 million of cash collateral and pledged securities with a fair value of $64 million and $174 million, respectively, resulting in an immaterial uncollateralized position as of December 31, 2015 and 2014.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2015	2014	2013
Derivatives designated and qualifying as hedging instruments	$—	$—	$(1)
Derivatives not designated as hedging instruments:
Interest rate contracts	$(141)	$142	$(209)
Equity contracts	(257)	(79)	(776)
Total return swaps	(44)	(195)	(321)
Other derivative contracts	(6)	4	(9)
Net interest settlements	32	20	14

Total derivative losses[1]	$(416)	$(108)	$(1,302)
Change in embedded derivative liabilities and related fees[2]	$536	$(979)	$2,007

Net realized derivative gains (losses)	$120	$(1,087)	$705

1	Included in total derivative losses are economic hedging (losses) gains of $(402) million, $941 million and $(1.8) billion related to the guaranteed benefit annuity programs for the years ended December 31, 2015, 2014 and 2013, respectively. Also included are economic hedging gains (losses) of $52 million, $(1.0) billion and $645 million, respectively, related to the program that protects against the negative impact of higher interest rates on the Company’s statutory surplus position through expiry.
2	During 2015, the annual comprehensive review of model assumptions for the individual variable annuity business produced a favorable impact of $187 million for the year ended December 31, 2015, attributable to the change in estimate discussed in Note 4. During 2014 and 2013, the annual comprehensive review of model assumptions for the individual variable annuity business included a favorable impact for the years ended December 31, 2014 and 2013, primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2015:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$399	$1	$2	$402
Obligations of states, political subdivisions and foreign governments	63	2,304	—	2,367
Corporate public securities	—	23,142	148	23,290
Corporate private securities	—	4,226	944	5,170
Residential mortgage-backed securities	846	2,291	9	3,146
Commercial mortgage-backed securities	—	1,565	—	1,565
Asset-backed securities	—	1,505	125	1,630

Total fixed maturity securities, available-for-sale, at fair value	$1,308	$35,034	$1,228	$37,570
Other investments at fair value[1]	270	546	37	853

Investments at fair value	$1,578	$35,580	$1,265	$38,423

Derivative instruments - assets	—	125	445	570
Separate account assets	83,466	1,323	2,449	87,238

Assets at fair value	$85,044	$37,028	$4,159	$126,231

Liabilities
Future policy benefits and claims	$—	$—	$(65)	$(65)
Derivative instruments - liabilities	—	(100)	(6)	(106)

Liabilities at fair value	$—	$(100)	$(71)	$(171)

1	Other investments at fair value includes $66 million of trading securities as of December 31, 2015.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2015:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2014	$1,267	$36	$411	$2,106	$3,820	$(264)
Net (losses) gains
In operations[1]	(6)	—	(46)	18	(34)	313
In other comprehensive income	(44)	—	—	—	(44)	—
Purchases	142	1	104	325	572	(144)
Sales	(162)	—	(24)	—	(186)	24
Transfers into Level 3	201	—	—	—	201	—
Transfers out of Level 3	(170)	—	—	—	(170)	—

Balance as of December 31, 2015	$1,228	$37	$445	$2,449	$4,159	$(71)

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $316 million for future policy benefits and claims, $(9) million for derivative assets, and $2 million for derivative liabilities.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2015.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2015 are primarily due to certain corporate private securities priced using unobservable inputs to priced using observable inputs. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2015.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2015:

Unobservable Inputs	Range
Mortality	0.1% - 8%[2]
Lapse	0% - 35%
Wait period	0 yrs - 30 yrs[3]
Efficiency of benefit utilization[1]	60% - 100%
Discount rate[4]	See note 4 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
3	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
4	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2015:

Unobservable Inputs	Range
Mortality	0% - 4%¹
Lapse	0% -10%
Index volatility	15% - 25%

1	Represents the mortality for the majority of business, with policyholders ranging from 0 to 75.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until the guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the guarantee period. The net asset value of this fund reported in separate account assets was $1.7 billion as of December 31, 2015 and 2014.

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2014:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$523	$1	$3	$527
Obligations of states, political subdivisions and foreign governments	66	2,219	—	2,285
Corporate public securities	—	21,158	92	21,250
Corporate private securities	—	3,659	991	4,650
Residential mortgage-backed securities	1,034	2,796	9	3,839
Commercial mortgage-backed securities	—	1,499	3	1,502
Other asset-backed securities	—	1,196	169	1,365

Total fixed maturity securities, available-for-sale, at fair value	$1,623	$32,528	$1,267	$35,418
Other investments at fair value[1]	42	899	36	977

Investments at fair value	$1,665	$33,427	$1,303	$36,395

Derivative instruments - assets	—	2,631	411	3,042
Separate account assets	84,583	1,387	2,106	88,076

Assets at fair value	$86,248	$37,445	$3,820	$127,513

Liabilities
Future policy benefits and claims at fair value	$—	$—	$(261)	$(261)
Derivative instruments - liabilities	—	(2,661)	(3)	(2,664)

Liabilities at fair value	$—	$(2,661)	$(264)	$(2,925)

1	Other investments at fair value includes $21 million of trading securities as of December 31, 2014.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2014:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2013	$1,088	$45	$343	$2,083	$3,559	$1,005
Net gains (losses)
In operations[1]	(5)	6	40	23	64	(1,269)
In other comprehensive income	21	1	—	—	22	—
Purchases	121	—	46	—	167	—
Sales	(241)	(16)	(18)	—	(275)	—
Transfers into Level 3	400	—	—	—	400	—
Transfers out of Level 3	(117)	—	—	—	(117)	—

Balance as of December 31, 2014	$1,267	$36	$411	$2,106	$3,820	$(264)

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held as of the end of the year was $(1.3) billion for future policy benefits and claims, $154 million for derivative assets and $6 million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2014.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2014 are primarily due to certain corporate private securities and other asset-backed securities, which changed pricing sources between broker quotes and independent pricing services. There were no transfers between Levels 1 and 2 during the year ended December 31, 2014.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2015				December 31, 2014
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$8,396	$8,462	$—	$8,462	$7,270	$7,616	$—	$7,616
Policy loans	$993	$993	$—	$993	$992	$992	$—	$992
Other investments	$71	$71	$—	$71	$60	$60	$—	$60

Liabilities
Investment contracts	$27,301	$25,822	$—	$25,822	$23,470	$21,742	$—	$21,742
Short-term debt	$400	$400	$—	$400	$660	$660	$—	$660
Long-term debt	$707	$941	$934	$7	$709	$1,069	$1,060	$9

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2013[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2014[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2015[1]	$25	$175	$200

1	The goodwill balances have not been previously impaired.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2015	2014
Liabilities:
Future policyholder benefits	$1,637	$1,669
Policyholder funds and accumulated dividends	138	139
Policyholder dividends payable	21	22
Policyholder dividend obligation	99	152
Other policy obligations and liabilities	35	33

Total liabilities	$1,930	$2,015

Assets:
Fixed maturity securities, available-for-sale	$1,316	$1,336
Mortgage loans, net of allowance	235	272
Policy loans	146	149
Other assets	71	86

Total assets	$1,768	$1,843

Excess of reported liabilities over assets	162	172

Portion of above representing other comprehensive income:
(Decrease) increase in unrealized gain on fixed maturity securities, available-for-sale	$(53)	$35
Adjustment to policyholder dividend obligation	53	(35)

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$162	$172

Other comprehensive income:
Fixed maturity securities, available-for-sale:
Fair value	$1,316	$1,336
Amortized cost	1,249	1,216
Shadow policyholder dividend obligation	(67)	(120)

Net unrealized appreciation	$—	$—

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2015	2014	2013
Revenues:
Premiums	$58	$61	$66
Net investment income	87	93	94
Realized investment gains	1	1	—
Realized losses credited to policyholder benefit obligation	(5)	(5)	(4)

Total revenues	$141	$150	$156

Benefits and expenses:
Policy and contract benefits	$122	$124	$123
Change in future policyholder benefits and interest credited to policyholder accounts	(33)	(34)	(29)
Policyholder dividends	40	43	44
Change in policyholder dividend obligation	(4)	(1)	3
Other expenses	1	2	(2)

Total benefits and expenses	$126	$134	$139

Total revenues, net of benefits and expenses, before federal income tax expense	$15	$16	$17
Federal income tax expense	5	6	6

Revenues, net of benefits and expenses and federal income tax expense	$10	$10	$11

Maximum future earnings from assets and liabilities:
Beginning of period	$172	$182	$193
Change during period	(10)	(10)	(11)

End of period	$162	$172	$182

Cumulative closed block earnings from inception through December 31, 2015, 2014 and 2013 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32 million, $32 million and $28 million as of December 31, 2015, 2014 and 2013, respectively.

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2015	2014
$750 million commercial paper program (0.45% and 0.00%, respectively)[1]	$400	$—
$600 million commercial paper program (0.00% and 0.20%, respectively)[1]	—	264
$400 million revolving variable rate line of credit (0.00% and 1.57%, respectively)	—	396

Total short-term debt	$400	$660

1	On December 4, 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million.

In November 2015, the Company terminated its $400 million unsecured revolving promissory note and line of credit agreement with its parent company.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

In March 2015, the Company renewed an agreement to extend its ability to borrow with the FHLB. This extension, which expires on March 25, 2016, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities. The Company had $6.7 billion and $8.5 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2015 and 2014, respectively. Additionally, in connection with the agreement, NLIC purchased $10 million in capital stock with the FHLB.

On April 2, 2015, Nationwide Mutual Insurance Company (“NMIC”) and NLIC replaced their previous $600 million revolving credit facility with a new credit facility of $750 million, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2015 and 2014.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2015 and 2014.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2015 and 2014.

The amount of interest paid on short-term debt was immaterial in 2015, 2014 and 2013.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2015	2014
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other	7	9

Total long-term debt	$707	$709

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2015, 2014 and 2013. Payments of interest and principal under the notes require the prior approval of the ODI.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax expense (benefit) for the years ended:

	December 31,
(in millions)	2015	2014	2013
Current tax expense (benefit)	$76	$5	$(33)
Deferred tax expense (benefit)	217	(152)	346

Total tax expense (benefit)	$293	$(147)	$313

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2015		2014		2013
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$430	35%	$(46)	35%	$469	35%
Dividends received deduction	(118)	(10)%	(87)	66%	(112)	(8)%
Tax credits	(63)	(5)%	(53)	41%	(82)	(6)%
Other, net	44	4%	39	(30)%	38	2%

Total	$293	24%	$(147)	112%	$313	23%

The Company’s current federal income tax liability was $61 million and $18 million as of December 31, 2015 and 2014, respectively.

The Company made $33 million and immaterial payments for the years ended December 31, 2015 and 2014, respectively, and received a refund of $107 million for the year ended 2013.

During 2015 and 2014, the Company recorded a tax (benefit) expense of $(1) million and $16 million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return.

As of December 31, 2015, the Company had gross federal net operating loss carryforwards of $248 million, which expire in 2028. In addition, the Company had $218 million in low-income-housing credit carryforwards, which expire between 2024 and 2035, and $197 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. In addition, the Company had $68 million in foreign tax credit carryforwards which expire between 2019 and 2025. The Company expects to fully utilize all carryforwards.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2015	2014[1]
Deferred tax assets
Future policy benefits and claims	$825	$839
Tax credit carryforwards	483	355
Derivatives, including embedded derivatives	120	147
Other	411	439

Gross deferred tax assets	$1,839	$1,780
Valuation allowance	(17)	(17)

Gross deferred tax assets, net of valuation allowance	$1,822	$1,763

Deferred tax liabilities
Deferred policy acquisition costs	$1,502	$1,113
Available-for-sale securities	315	839
Other	249	209

Gross deferred tax liabilities	$2,066	$2,161

Net deferred tax liability	$244	$398

1	Prior year amounts primarily related to certain annuity and life insurance balances have been reclassified between future policy benefits, available-for-sale securities, derivatives, other assets and other liabilities to conform with current year presentation.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2015	2014	2013
Balance at beginning of period	$38	$36	$36
Additions for current year tax positions	1	3	2
Reductions for prior years tax positions	(3)	(1)	(2)

Balance at end of period	$36	$38	$36

The Company believes it is reasonably possible that the 2006 to 2010 IRS audit for the NLIC’s consolidated tax returns will be effectively settled within the next 12 months and as a result the liability for unrecognized tax benefits could decrease $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2010 tax year. In 2015, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2011 through 2012. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy Reinsurance, LLC (“Olentangy”), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, was granted a permitted practice from the State of Vermont that increased NLAIC’s valuation of this subsidiary by $56 million and $66 million as of December 31, 2015 and 2014, respectively, which also allowed NLIC to admit additional deferred tax assets of $8 million and $10 million as of December 31, 2015 and 2014, respectively.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. This prescribed practice decreased NLIC’s valuation of this subsidiary by $64 million as of December 31, 2015 and also reduced NLIC’s admitted deferred tax assets by $10 million.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2015	2014	2013
Statutory net income (loss)
NLIC	$167	$341	$262
NLAIC	$(99)	$(122)	$(103)

Statutory capital and surplus
NLIC	$4,567	$4,408	$3,550
NLAIC	$735	$691	$534

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment and must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2015, 2014 and 2013 NLIC did not pay any dividends to NFS. As of January 1, 2016, NLIC has the ability to pay dividends to NFS totaling $457 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, employees of the company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Effective January 1, 2015, the Company became party to a revised tax sharing agreement that reflects the new NMIC consolidated federal return group which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2015, 2014 and 2013, the Company was allocated costs from NMIC and NSC totaling $289 million, $275 million and $277 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion as of December 31, 2015 and 2014. Total revenues from these contracts were $129 million, $131 million and $137 million for the years ended December 31, 2015, 2014 and 2013, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $106 million for the year ended December 31, 2015 and $109 million for the years ended December 31, 2014 and 2013.

The Company may underwrite insurance policies for its agents, employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. The Company made payments to NMIC of $18 million for the year ended December 31, 2015 and $16 million for the years ended December 31, 2014 and 2013.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC for the years ended December 31, 2015, 2014 and 2013 were $209 million, $208 million and $179 million, respectively, while benefits, claims and expenses ceded during these years were $207 million, $217 million and $178 million, respectively.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2015 and 2014, customer allocations to NFG funds totaled $59.1 billion and $58.1 billion, respectively. For the years ended December 31, 2015, 2014 and 2013, NFG paid the Company $196 million, $185 million and $163 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $501 million and $636 million as of December 31, 2015 and 2014, respectively.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2015 and 2014.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $63 million, $57 million and $54 million for the years ended December 31, 2015, 2014 and 2013, respectively.

The Company provides financing to subsidiaries Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2015 and 2014, the Company had notes receivable outstanding of $238 million and $142 million, respectively.

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the U.S. Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief and attorneys’ fees. On November 6, 2009, the Court granted the plaintiffs’ motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Court granted the plaintiffs’ motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014 plaintiffs filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing. On April 9, 2015, the Court entered the Final Order and Consent Judgment. The Company has paid the loss amount. In November 2015, the settlement administrator mailed settlement checks to class members. NFS has made adequate provision for all probable and reasonably estimable losses associated with this settlement.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2015	2014	2013
Premiums
Direct	$1,144	$1,178	$1,015
Assumed from other companies	—	—	—
Ceded to other companies	(358)	(347)	(291)

Net	$786	$831	$724

Life, accident and health insurance in force
Direct	$260,465	$241,936	$228,095
Assumed from other companies	5	5	6
Ceded to other companies	(60,976)	(59,588)	(58,310)

Net	$199,494	$182,353	$169,791

Amounts recoverable under reinsurance contracts totaled $647 million, $704 million and $675 million as of December 31, 2015, 2014 and 2013, respectively, and are included in other assets in the consolidated balance sheets.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity, Retirement Plans, Individual Products and Solutions-Life and NBSG and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges); (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business Nationwide Investment Advisors managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes certain non-operating changes in variable annuity liabilities and non-operating realized gains and losses, related amortization and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2015
Revenues:
Policy charges	$1,259	111	846	—	$2,216
Premiums	459	—	292	35	786
Net investment income	591	752	602	37	1,982
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	—	(56)	(56)
Other revenues[2]	(76)	—	(7)	7	(76)

Total revenues	$2,233	$863	$1,733	$23	$4,852
Benefits and expenses:
Interest credited to policyholder accounts	$328	494	236	20	$1,078
Benefits and claims[3]	700	—	705	29	1,434
Amortization of DAC	13	7	115	(67)	68
Other expenses, net of deferrals	334	163	371	176	1,044

Total benefits and expenses	$1,375	$664	$1,427	$158	$3,624

Income before federal income taxes and noncontrolling interests	$858	199	306	(135)	$1,228

Less: certain non-operating changes in variable annuity liabilities and net realized investment gains (losses)[1]	—	—	—	56
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	—	(74)
Less: net loss attributable to noncontrolling interest	—	—	—	96

Pre-tax operating earnings (loss)	$858	$199	$306	$(57)

Assets as of year end	$73,370	$30,524	$30,650	$9,634	$144,178

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.
3	Excludes certain non-operating changes in variable annuity liabilities.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2014
Revenues:
Policy charges	$1,175	$107	$783	$—	$2,065
Premiums	518	—	284	29	831
Net investment income	546	750	565	39	1,900
Non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(1,051)	(1,051)
Other revenues[2]	(38)	—	12	10	(16)

Total revenues	$2,201	$857	$1,644	$(973)	$3,729
Benefits and expenses:
Interest credited to policyholder accounts	$370	$482	$231	$13	$1,096
Benefits and claims	828	—	644	30	1,502
Amortization of DAC	120	(28)	122	(7)	207
Other expenses, net of deferrals	300	153	348	254	1,055

Total benefits and expenses	$1,618	$607	$1,345	$290	$3,860

Income before federal income taxes and noncontrolling interests	$583	$250	$299	$(1,263)	$(131)
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	1,051
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	(11)
Less: net loss attributable to noncontrolling interest	—	—	—	94

Pre-tax operating earnings (loss)	$583	$250	$299	$(129)

Assets as of year end	$72,429	$30,744	$29,322	$11,029	$143,524

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2013
Revenues:
Policy charges	$1,021	$101	$727	$—	$1,849
Premiums	416	—	282	26	724
Net investment income	546	743	544	16	1,849
Non-operating net realized investment gains, including of other-than-temporary impairment losses[1]	—	—	—	783	783
Other revenues[2]	(109)	—	6	15	(88)

Total revenues	$1,874	$844	$1,559	$840	$5,117
Benefits and expenses:
Interest credited to policyholder accounts	$377	$473	$213	$4	$1,067
Benefits and claims	694	—	636	24	1,354
Amortization of DAC	185	(2)	125	66	374
Other expenses, net of deferrals	295	151	347	188	981

Total benefits and expenses	$1,551	$622	$1,321	$282	$3,776

Income before federal income taxes and noncontrolling interests	$323	$222	$238	$558	$1,341
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(783)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	70
Less: net loss attributable to noncontrolling interest	—	—	—	82

Pre-tax operating earnings (loss)	$323	$222	$238	$(73)

Assets as of year end	$68,805	$29,904	$27,183	$7,553	$133,445

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2015 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$343	$402	$402
Obligations of states, political subdivisions and foreign governments	2,136	2,367	2,367
Public utilities	3,411	3,495	3,495
All other corporate, mortgage-backed and asset-backed securities	31,106	31,306	31,306

Total fixed maturity securities, available-for-sale	$36,996	$37,570	$37,570
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$7	$17	$17
Nonredeemable preferred stocks	—	4	4

Total equity securities, available-for-sale	$7	$21	$21
Trading assets	72	67	67
Mortgage loans, net of allowance	8,422		8,396	[1]
Policy loans	993		993
Other investments	855		855
Short-term investments	766		766

Total investments	$48,111		$48,668

1	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2015, 2014 and 2013 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2015
IPS - Annuity	$3,070	$15,160			$459
Retirement Plans	222	15,940			—
IPS - Life and NBSG	1,937	11,582			292
Corporate and Other	(29)	2,715			35

Total	$5,200	$45,397			$786

2014
IPS - Annuity	$2,495	$12,619			$518
Retirement Plans	216	14,905			—
IPS - Life and NBSG	1,717	10,763			284
Corporate and Other	(365)	2,443			29

Total	$4,063	$40,730			$831

2013
IPS - Annuity	$2,214	$10,985			$416
Retirement Plans	179	14,313			—
IPS - Life and NBSG	1,557	10,068			282
Corporate and Other	(172)	1,399			26

Total	$3,778	$36,765			$724

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2015
IPS - Annuity	$591	$1,257	$13	334
Retirement Plans	752	494	7	163
IPS - Life and NBSG	602	941	115	371
Corporate and Other	37	48	(67)	176

Total	$1,982	$2,740	$68	$1,044

2014
IPS - Annuity	$546	$1,198	$120	$300
Retirement Plans	750	482	(28)	153
IPS - Life and NBSG	565	875	122	348
Corporate and Other	39	43	(7)	254

Total	$1,900	$2,598	$207	$1,055

2013
IPS - Annuity	$546	$1,071	$185	$295
Retirement Plans	743	473	(2)	151
IPS - Life and NBSG	544	849	125	347
Corporate and Other	16	28	66	188

Total	$1,849	$2,421	$374	$981

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2015, 2014 and 2013 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2015
Life, accident and health insurance in force	$260,465	$(60,976)	$5	$199,494
Premiums:
Life insurance[1]	$842	$(56)	$—	$786
Accident and health insurance	302	(302)	—	—

Total	$1,144	$(358)	$—	$786

2014
Life, accident and health insurance in force	$241,936	$(59,588)	$5	$182,353
Premiums:
Life insurance[1]	$888	$(57)	$—	$831
Accident and health insurance	290	(290)	—	—

Total	$1,178	$(347)	$—	$831

2013
Life, accident and health insurance in force	$228,095	$(58,310)	$6	$169,791
Premiums:
Life insurance[1]	$783	$(59)	$—	$724
Accident and health insurance	232	(232)	—	—

Total	$1,015	$(291)	$—	$724

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2015, 2014 and 2013 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2015
Valuation allowances - mortgage loans	$26	$2	$—	$(2)	$26

2014
Valuation allowances - mortgage loans	$35	$(8)	$—	$(1)	$26

2013
Valuation allowances - mortgage loans	$44	$(4)	$—	$(5)	$35

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

49

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(A)	Financial Statements
Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2015.
Statement of Operations for the year ended December 31, 2015.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2015 and 2014.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2015, 2014 and 2013.
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2015, 2014 and 2013.
Consolidated Balance Sheets as of December 31, 2015 and 2014.
Consolidated Statements of Equity as of December 31, 2015, 2014 and 2013.
Consolidated Statements of Cash Flows for the years ended December 31, 2015, 2014 and 2013.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(B)	Exhibits
(1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) as Exhibit (1) and hereby incorporated by reference.
(2)	Not Applicable.
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) as Exhibit (3) and hereby incorporated by reference.
(4)	The form of the variable annuity contract – Filed with Pre-Effective Amendment No. 1 on December 4, 2008 (File No. 333-151990) as Exhibit (4) and hereby incorporated by reference.
(5)	Variable Annuity Application – Filed with Pre-Effective Amendment No. 1 on December 4, 2008 (File No. 333-151990) as Exhibit (5) and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended and Restated Articles of Incorporation for Nationwide Life Insurance Company, filed previously on January 4, 2010, with Form N-4 (File No. 333-164125), and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company, filed previously on January 4, 2010, with Form N-4 (File No. 333-164125), and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009, filed previously on January 4, 2010, with Form N-4 (File No. 333-164125), and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Form of Participation Agreements -

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2.htm."
(2)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm."
(3)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm."
(4)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm."
(5)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm."
(6)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm."
(7)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm."
(8)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm."
(9)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm".
(10)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002, under document "univfpa99h16.htm".
The following Fund Participation Agreements were previously filed on September 27, 2007 with Pre-Effective Amendment No. 3 (File No. 333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(11)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document "alliancebernsteinfpa.htm".
(12)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document "wellsfargofpa.htm".
(13)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc., and FAM Variable Series Funds, Inc., dated April 13, 2004, as amended, as document "blackrockfpa.htm".
(14)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, dated December 31, 2002, as amended, under document "lordabbettfpa.htm".
(15)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC dated March 28, 2002, as amended, as document "pimcofpa.htm".
(16)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document "putnamfpa.htm".
(17)	Fund Participation Agreement with Van Eck Associates Corporation and Van Eck Securities Corporation dated September 1, 1989, as amended, as document "vaneckfpa.htm".
(18)	Fund Participation Agreement with Waddell & Reed Services Company, and Waddell & Reed, Inc., as amended, dated December 1, 2000, as document "waddellreedfpa.htm".

The following Fund Participation Agreement was previously filed on May 13, 2010 with Pre-Effective Amendment No. 1 to the registration statement associated with 1933 Act File No. 333-164886 under Exhibit 26(h), and is hereby incorporated by reference.
(19)	Fund Participation Agreement with INVESCO Funds Group, Inc., and INVESCO Distributors, Inc., as amended, dated August 1, 2001, as document "ex818.htm."
The following Fund Participation Agreement was previously filed on October 26, 2010 with post-effective amendment number 2 of registration statement (333-164886) under Exhibit (26)(h), and is hereby incorporated by reference.
(20)	Fund Participation Agreement with Huntington Asset Advisors, Inc. dated August 13, 2010, as document "huntingtonfpa.htm".
The following Fund Participation Agreement was previously filed on April 12, 2011 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit 26(h), and is hereby incorporated by reference.
(21)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, as document "goldmansachsfpa.htm".
The following Fund Participation Agreement was previously filed on April 18, 2008, with Post-Effective Amendment No. 20 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(22)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, as document "rydexfundpartagreement.htm."
The following Fund Participation Agreement was previously filed on April 12, 2011, with Post-Effective Amendment No. 43 to the registration statement associated with 1933 Act File No. 333-43671 under Exhibit 24(b), and is hereby incorporated by reference.
(23)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, as document "delawarefpa.htm."
(24)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated March 24, 2011, as document "eatonvancefpa.htm".
(25)	Fund Participation Agreement with Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC, dated April 13, 2009, as document "lazardfpa.htm".
The following Fund Participation Agreement was previously filed on April 16, 2015, with Post-Effective Amendment No. 15 to the registration statement associated with 1933 Act File No. 333-149213 under Exhibit 24(b), and is hereby incorporated by reference.
(26)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011, under document "mfsfpa.htm".
For information regarding payments Nationwide receives from underlying mutual funds see, "Underlying Mutual Fund Service Fee Payments," in the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel – Filed with Pre-Effective Amendment No. 1 on December 4, 2008 (File No. 333-151990) as Exhibit (9) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(11)	Not Applicable.
(12)	Not Applicable.
(99)	Power of Attorney – Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Mark Howard
Senior Vice President-President, Nationwide Growth Solutions	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-CIO CL & Agency	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Enterprise Brand Marketing	Michael A. Boyd
Senior Vice President- NF Marketing	Jennifer B. MacKenzie
Senior Vice President-Marketing Services	Tiffanie Hiibner
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Bank	Federal	This is a federally savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 17, 2016, was 14,405 and 8,300 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")

(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President and Treasurer	John A. Reese
Vice President-Tax	Daniel P. Eppley
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Nationwide Financial Services Distribution Compliance	Valerie Hamilton
Associate Vice President and Assistant Treasurer	J. Morgan Elliott
Associate Vice President and Assistant Treasurer	David A. Connor
Director	John L. Carter
Director	Eric S. Henderson
Director	David L. Giertz
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:

(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 14, 2016.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 14, 2016.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact